SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.9%

Communication Services — 7.6%
Alphabet Inc, Cl A *	25,893	$3,585
Alphabet Inc, Cl C *	66,323	9,271
AT&T Inc	300,850	5,093
BCE Inc	65,612	2,435
Comcast Corp, Cl A	151,605	6,496
Fox Corp	44,900	1,338
Liberty Media Corp-Liberty Formula One, Cl C *	13,950	1,015
Meta Platforms Inc, Cl A	24,430	11,974
Netflix Inc *	4,878	2,941
News Corp	2,836	79
Nexstar Media Group Inc, Cl A	15,784	2,623
Omnicom Group Inc	6,334	560
Pinterest Inc, Cl A *	48,583	1,783
ROBLOX Corp, Cl A *	865	35
Spotify Technology SA *	7,785	1,996
TEGNA Inc	26,800	375
Verizon Communications Inc	64,000	2,561
Walt Disney Co/The	42,109	4,699
Warner Music Group, Cl A	10,974	383

		59,242
Consumer Discretionary — 9.3%
Airbnb Inc, Cl A *	392	62
Amazon.com Inc *	103,131	18,229
American Eagle Outfitters Inc	10,508	250
AutoNation Inc *	4,400	659
AutoZone Inc *	184	553
Best Buy Co Inc	6,500	526
Booking Holdings Inc *	505	1,752
Burlington Stores Inc *	2,581	529
Capri Holdings Ltd *	7,200	332
DoorDash Inc, Cl A *	6,160	767
DR Horton Inc	10,446	1,561
DraftKings Inc, Cl A *	17,431	755
eBay Inc	27,461	1,298
Expedia Group Inc *	1,229	168
Foot Locker Inc	13,900	479
Ford Motor Co	188,689	2,347
Gap Inc/The	1,660	31
General Motors Co	45,654	1,871
Genuine Parts Co	23,047	3,440
Goodyear Tire & Rubber Co/The *	58,400	694
Guess? Inc	18,000	457
Harley-Davidson Inc	25,500	925
Hilton Worldwide Holdings Inc	3,151	644
Home Depot Inc/The	10,192	3,879
Jack in the Box Inc	5,995	438
KB Home	19,900	1,322
Kohl's Corp	13,100	365
Lennar Corp, Cl A	2,511	398

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lowe's Cos Inc	16,077	$3,869
Macy's Inc	36,200	631
MercadoLibre Inc *	1,201	1,916
Mobileye Global, Cl A *(A)	18,168	463
NIKE Inc, Cl B	32,604	3,389
Pool Corp	6,673	2,657
PulteGroup Inc	20,100	2,178
Ralph Lauren Corp, Cl A	6,581	1,224
Ross Stores Inc	28,956	4,313
Starbucks Corp	47,555	4,513
Tesla Inc *	3,719	751
TJX Cos Inc/The	8,827	875
TopBuild Corp *	809	326
Whirlpool Corp	9,600	1,031

		72,867
Consumer Staples — 5.4%
Albertsons Cos Inc, Cl A	24,900	505
Altria Group Inc	66,297	2,712
Archer-Daniels-Midland Co	13,492	717
Bunge Global	6,800	642
Casey's General Stores Inc	9,274	2,824
Central Garden & Pet Co, Cl A *	16,125	608
Coca-Cola Consolidated Inc	497	418
Conagra Brands Inc	25,800	724
Constellation Brands Inc, Cl A	9,636	2,395
Costco Wholesale Corp	3,750	2,790
Diageo PLC ADR (A)	12,305	1,856
General Mills Inc	15,619	1,002
Herbalife Ltd *	15,000	132
Hershey Co/The	591	111
Kenvue Inc	148,459	2,821
Kraft Heinz Co/The	41,780	1,474
Kroger Co/The	37,700	1,870
Molson Coors Beverage Co, Cl B	24,900	1,554
PepsiCo Inc	20,524	3,393
Philip Morris International Inc	35,965	3,235
Procter & Gamble Co/The	4,876	775
Target Corp	28,170	4,308
Tyson Foods Inc, Cl A	6,931	376
Unilever PLC ADR	57,462	2,814
Walgreens Boots Alliance Inc	33,500	712
Walmart Inc	27,054	1,586

		42,354
Energy — 4.5%
APA Corp	14,000	417
Cheniere Energy Inc	10,596	1,645
Chesapeake Energy Corp (A)	7,100	588
Chevron Corp	22,466	3,415
ConocoPhillips	29,717	3,344
Devon Energy Corp	23,300	1,027
Diamondback Energy Inc	20,712	3,780

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy Transfer LP	91,684	$1,342
Exxon Mobil Corp	82,139	8,585
HF Sinclair Corp	23,000	1,277
Marathon Oil Corp	50,100	1,215
Marathon Petroleum Corp	16,382	2,772
MPLX	33,441	1,285
Phillips 66	11,200	1,596
Scorpio Tankers Inc	16,207	1,088
Valero Energy Corp	13,980	1,978

		35,354
Financials — 15.9%
Aflac Inc	21,300	1,720
Allstate Corp/The	2,070	330
Ally Financial Inc	31,200	1,154
American Express Co	2,819	619
American International Group Inc	26,600	1,939
Ameriprise Financial Inc	11,987	4,883
Annaly Capital Management Inc ‡	19,900	380
Aon PLC, Cl A	2,607	824
Apollo Global Management Inc	1,954	218
Arch Capital Group Ltd *	4,666	409
Ares Management Corp, Cl A	1,500	199
Bank of America Corp	179,983	6,213
Bank of New York Mellon Corp/The	21,500	1,206
BankUnited Inc	13,300	357
Berkshire Hathaway Inc, Cl B *	10,660	4,364
Blue Owl Capital Inc, Cl A	41,273	741
Capital One Financial Corp	11,626	1,600
Cboe Global Markets Inc	8,053	1,546
Chubb Ltd	15,825	3,983
Cincinnati Financial Corp	12,346	1,407
Citigroup Inc	111,871	6,208
Citizens Financial Group Inc	27,300	857
CNA Financial Corp	13,500	593
Corebridge Financial Inc	6,960	173
Customers Bancorp Inc *	10,400	565
Discover Financial Services	9,600	1,159
Essent Group Ltd	3,486	187
Everest Group Ltd	3,400	1,254
FactSet Research Systems Inc	3,663	1,694
Fidelity National Information Services Inc	3,543	245
Fifth Third Bancorp	37,700	1,295
First Horizon Corp	47,500	670
Fiserv Inc *	3,119	466
Franklin Resources Inc	11,026	303
Goldman Sachs Group Inc/The	5,700	2,218
Hartford Financial Services Group Inc/The	23,000	2,204
Huntington Bancshares Inc/OH	46,982	613
Jack Henry & Associates Inc	864	150
Jackson Financial Inc, Cl A	2,948	162
Janus Henderson Group PLC	2,472	77
JPMorgan Chase & Co	38,498	7,163

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KeyCorp	11,500	$164
Kinsale Capital Group Inc	6,861	3,542
KKR & Co Inc	15,220	1,496
Lincoln National Corp	12,100	333
Loews Corp	7,815	587
LPL Financial Holdings Inc	1,680	450
M&T Bank Corp	5,150	720
Mastercard Inc, Cl A	6,564	3,116
MetLife Inc	23,500	1,639
MGIC Investment Corp	82,300	1,637
Moody's Corp	5,920	2,246
Morgan Stanley	81,221	6,988
MSCI Inc, Cl A	5,841	3,277
Nasdaq Inc	4,496	253
Navient Corp	52,300	850
PayPal Holdings Inc *	15,300	923
Principal Financial Group Inc	4,801	388
Progressive Corp/The	2,694	511
Radian Group Inc	42,900	1,250
Regions Financial Corp	68,500	1,276
S&P Global Inc	5,513	2,362
State Street Corp	19,400	1,430
Travelers Cos Inc/The	21,643	4,782
Truist Financial Corp	114,755	4,014
Unum Group	23,000	1,137
Valley National Bancorp	35,800	293
Veritex Holdings Inc	18,300	359
Visa Inc, Cl A	38,204	10,798
Wells Fargo & Co	61,868	3,439
Western Union Co/The	49,400	662
Willis Towers Watson PLC	615	168
Wintrust Financial Corp	6,800	655

		124,093
Health Care — 12.7%
AbbVie Inc	12,265	2,159
Acadia Healthcare Co Inc *	8,851	739
Amgen Inc	13,042	3,571
Becton Dickinson & Co	595	140
Boston Scientific Corp *	36,031	2,386
Bristol-Myers Squibb Co	72,153	3,662
Cardinal Health Inc	21,800	2,441
Centene Corp *	11,000	863
Cigna Group/The	6,557	2,204
CVS Health Corp	27,000	2,008
Danaher Corp	15,162	3,838
Doximity Inc, Cl A *	6,387	180
Elevance Health Inc	2,695	1,351
Eli Lilly & Co	9,247	6,969
Gilead Sciences Inc	26,459	1,908
HCA Healthcare Inc	6,570	2,048
Immunovant Inc *	4,864	172
Incyte Corp *	9,976	582

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Inmode Ltd *	16,300	$359
Insulet Corp *	2,093	343
Jazz Pharmaceuticals PLC *	6,880	818
Johnson & Johnson	67,587	10,907
McKesson Corp	6,855	3,574
Medtronic PLC	36,643	3,055
Merck & Co Inc	70,204	8,926
Mettler-Toledo International Inc *	2,949	3,678
Natera Inc *	26,531	2,295
Novartis AG ADR	37,238	3,760
Nuvalent Inc, Cl A *	3,529	297
Organon & Co	4,167	72
Pfizer Inc	182,759	4,854
Regeneron Pharmaceuticals Inc *	885	855
STERIS PLC	11,904	2,773
Stryker Corp	5,696	1,988
Thermo Fisher Scientific Inc	2,939	1,676
United Therapeutics Corp *	1,156	261
UnitedHealth Group Inc	11,714	5,782
Universal Health Services Inc, Cl B	6,957	1,162
Vaxcyte Inc *	6,836	505
Veeva Systems Inc, Cl A *	2,770	625
Vertex Pharmaceuticals Inc *	1,610	677
Viatris Inc	46,500	575
Viking Therapeutics Inc *	627	48
Zoetis Inc, Cl A	13,039	2,586

		99,672
Industrials — 11.3%
3M Co	7,706	710
Acuity Brands Inc	3,400	854
AGCO Corp	12,100	1,327
Allison Transmission Holdings Inc	26,900	2,026
Automatic Data Processing Inc	15,639	3,927
Axon Enterprise Inc *	1,563	480
AZEK Co Inc/The, Cl A *	14,019	674
Beacon Roofing Supply Inc *	5,020	431
Booz Allen Hamilton Holding Corp, Cl A	4,073	602
Cintas Corp	2,466	1,550
Core & Main Inc, Cl A *	10,898	520
Crane Co	860	105
Cummins Inc	6,441	1,730
Curtiss-Wright Corp	476	112
Delta Air Lines Inc	17,900	757
Eaton Corp PLC	4,432	1,281
Emerson Electric Co	2,264	242
Encore Wire Corp	5,300	1,277
Equifax Inc	726	199
Esab Corp	3,515	348
FedEx Corp	7,000	1,743
Ferguson PLC	1,664	352
Flowserve Corp	24,811	1,050
Fortive Corp	35,206	2,997

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Dynamics Corp	14,740	$4,028
General Electric Co	1,926	302
GFL Environmental Inc	46,210	1,667
Golden Ocean Group Ltd	33,139	426
Griffon Corp	8,900	635
GXO Logistics Inc *	61,816	3,200
HEICO Corp	11,761	2,275
HEICO Corp, Cl A	7,871	1,225
Honeywell International Inc	12,615	2,507
Hubbell Inc, Cl B	190	72
Huntington Ingalls Industries Inc	2,700	787
IES Holdings Inc *	651	72
Johnson Controls International PLC	55,660	3,299
Lockheed Martin Corp	3,000	1,285
Lyft Inc, Cl A *	26,603	422
ManpowerGroup Inc	11,900	859
MSA Safety Inc	210	39
Old Dominion Freight Line Inc	5,318	2,353
Oshkosh Corp	10,400	1,153
Otis Worldwide Corp	29,127	2,776
Owens Corning	11,000	1,648
PACCAR Inc	11,649	1,292
Parker-Hannifin Corp	829	444
Rockwell Automation Inc	118	34
RTX Corp	41,391	3,712
Science Applications International Corp	4,900	686
Siemens AG ADR	34,275	3,388
Snap-on Inc	5,800	1,599
Textron Inc	16,200	1,443
Trane Technologies PLC	1,500	423
TransDigm Group Inc	5,268	6,204
Uber Technologies Inc *	25,550	2,031
United Airlines Holdings Inc *	14,900	678
United Parcel Service Inc, Cl B	15,507	2,299
Veralto	15,614	1,349
Vertiv Holdings Co, Cl A	11,099	751
Waste Connections Inc	25,986	4,325
Westinghouse Air Brake Technologies Corp	4,776	675
Woodward Inc	7,355	1,041

		88,698
Information Technology — 23.6%
Accenture PLC, Cl A	5,450	2,043
Adobe Inc *	9,794	5,487
Advanced Micro Devices Inc *	13,313	2,563
Amphenol Corp, Cl A	32,509	3,551
Analog Devices Inc	16,537	3,172
Apple Inc	117,725	21,279
Applied Materials Inc	11,380	2,294
AppLovin Corp, Cl A *	2,936	175
Arista Networks Inc *	882	245
Arrow Electronics Inc *	8,200	963
Atlassian Corp, Cl A *	1,816	377

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Braze Inc, Cl A *	1,374	$78
Broadcom Inc	9,757	12,689
Cadence Design Systems Inc *	3,153	960
CDW Corp/DE	16,993	4,184
Ciena Corp *	1,278	73
Cisco Systems Inc	117,615	5,689
Cloudflare Inc, Cl A *	3,952	389
Crowdstrike Holdings Inc, Cl A *	2,155	699
Datadog Inc, Cl A *	558	73
Dell Technologies Inc, Cl C	16,000	1,515
DocuSign Inc, Cl A *	639	34
Dropbox Inc, Cl A *	20,000	479
DXC Technology Co *	24,600	538
Gitlab Inc, Cl A *	9,630	695
GoDaddy Inc, Cl A *	1,980	226
Hewlett Packard Enterprise Co	95,916	1,461
HP Inc	62,269	1,764
Informatica Inc, Cl A *	9,767	318
Intel Corp	98,813	4,254
International Business Machines Corp	8,245	1,526
Intuit Inc	11,125	7,375
KLA Corp	1,905	1,300
Kyndryl Holdings Inc *	9,428	207
Lam Research Corp	350	328
Marvell Technology Inc	19,530	1,400
Microchip Technology Inc	36,061	3,034
Micron Technology Inc	14,560	1,319
Microsoft Corp	95,603	39,545
MongoDB Inc, Cl A *	1,911	855
Monolithic Power Systems Inc	2,529	1,821
Motorola Solutions Inc	9,741	3,218
NetApp Inc	15,952	1,422
NVIDIA Corp	20,620	16,313
Oracle Corp	38,916	4,346
Palantir Technologies Inc, Cl A *	3,590	90
Procore Technologies Inc *	4,486	350
Pure Storage Inc, Cl A *	5,355	282
QUALCOMM Inc	18,659	2,944
Roper Technologies Inc	4,830	2,631
salesforce.com *	13,175	4,069
SAP SE ADR	21,914	4,117
SentinelOne Inc, Cl A *	1,293	36
ServiceNow Inc *	1,974	1,523
Smartsheet Inc, Cl A *	5,530	233
Snowflake Inc, Cl A *	7,749	1,459
Squarespace Inc, Cl A *	1,146	38
Synopsys Inc *	358	205
Taiwan Semiconductor Manufacturing Co Ltd ADR	9,293	1,196
Tenable Holdings Inc *	1,291	62
Twilio Inc, Cl A *	2,746	164
Vishay Intertechnology Inc	46,100	1,003

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Western Digital Corp *	3,949	$235
Workday Inc, Cl A *	179	53
Xerox Holdings Corp	46,300	863
Zscaler Inc *	3,030	733

		184,562
Materials — 3.3%
Berry Global Group Inc	16,000	931
Chemours Co/The	23,500	462
Dow Inc	58,865	3,289
Ecolab Inc	429	97
Huntsman Corp	12,600	323
Ingevity Corp *	10,801	493
Linde PLC	7,797	3,500
LyondellBasell Industries NV, Cl A	11,500	1,153
Martin Marietta Materials Inc	2,352	1,359
NewMarket Corp	1,000	642
Nucor Corp	3,684	708
O-I Glass Inc, Cl I *	39,200	663
Packaging Corp of America	1,581	287
PPG Industries Inc	6,038	855
Reliance	14,327	4,602
RPM International Inc	2,411	278
Sherwin-Williams Co/The	9,163	3,042
Steel Dynamics Inc	15,761	2,109
Sylvamo Corp	11,800	713

		25,506
Real Estate — 2.5%
American Tower Corp, Cl A ‡	17,844	3,549
Brixmor Property Group Inc ‡	47,400	1,072
Crown Castle Inc ‡	17,090	1,879
Equinix Inc ‡	5,056	4,494
Healthpeak Properties Inc ‡	127,169	2,130
Host Hotels & Resorts Inc ‡	37,100	769
Iron Mountain Inc ‡	11,141	876
Service Properties Trust ‡	37,100	252
Simon Property Group Inc ‡	6,948	1,029
VICI Properties Inc, Cl A ‡	111,556	3,339

		19,389
Utilities — 1.8%
Black Hills Corp	6,725	350
Constellation Energy Corp	2,350	396
Duke Energy Corp	42,832	3,933
Evergy Inc	17,068	845
NextEra Energy Inc	80,600	4,448
NRG Energy Inc	22,000	1,217
Sempra	3,995	282
UGI Corp	19,105	468

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vistra Corp	42,000	$2,291

		14,230
Total Common Stock
(Cost $507,464) ($ Thousands)		765,967

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, LP
5.370% **†(B)	2,930,818	2,930

Total Affiliated Partnership
(Cost $2,932) ($ Thousands)		2,930

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	12,561,473	12,561

Total Cash Equivalent
(Cost $12,561) ($ Thousands)		12,561

Total Investments in Securities — 99.9%
(Cost $522,957) ($ Thousands)		$781,458

A list of the open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	14	Mar-2024	$3,537	$3,573	$36
S&P Mid Cap 400 Index E-MINI	5	Mar-2024	1,438	1,446	8
			$4,975	$5,019	$44

Percentages are based on Net Assets of $782,239 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security .
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2024.
(B)	This security was purchased with cash collateral held from securities on loan . The total market value of such securities as of February 29, 2024 was $2,930 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$285	$46,481	$(43,836)	$1	$(1)	$2,930	$9	$—
SEI Daily Income Trust, Government Fund, Institutional Class	17,570	114,751	(119,760)	—	—	12,561	625	—
Totals	$17,855	$161,232	$(163,596)	$1	$(1)	$15,491	$634	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.5%

Communication Services — 6.6%
Alphabet Inc, Cl A *	77,200	$10,689
Alphabet Inc, Cl C *	68,569	9,585
AT&T Inc	344,233	5,828
Comcast Corp, Cl A	31,006	1,329
Frontier Communications Parent Inc *	43,976	1,041
Liberty Global *	12,367	229
Live Nation Entertainment Inc *	6,954	674
Meta Platforms Inc, Cl A	57,844	28,351
Netflix Inc *	7,871	4,746
Nexstar Media Group Inc, Cl A	28,946	4,810
Omnicom Group Inc	22,696	2,006
Pinterest Inc, Cl A *	35,476	1,302
ROBLOX Corp, Cl A *	1,097	44
T-Mobile US Inc	42,390	6,922
Walt Disney Co/The	56,033	6,252
Warner Music Group, Cl A	32,897	1,149
ZoomInfo Technologies Inc, Cl A *	17,953	301

		85,258
Consumer Discretionary — 8.4%
ADT Inc	152,337	1,106
Airbnb Inc, Cl A *	1,795	283
Amazon.com Inc *	127,182	22,481
Autoliv Inc	16,610	1,927
AutoZone Inc *	824	2,477
Booking Holdings Inc *	1,409	4,888
Carnival Corp, Cl A *	131,942	2,093
DoorDash Inc, Cl A *	17,277	2,152
DR Horton Inc	26,238	3,921
eBay Inc	22,802	1,078
Expedia Group Inc *	5,980	818
Ford Motor Co	231,323	2,878
Gap Inc/The	42,464	804
General Motors Co	169,310	6,938
Genuine Parts Co	5,526	825
H&R Block Inc	28,515	1,396
Hilton Worldwide Holdings Inc	9,560	1,953
Home Depot Inc/The	22,007	8,376
Lennar Corp, Cl A	7,064	1,120
Lithia Motors Inc, Cl A	7,470	2,234
Magna International Inc, Cl A	26,980	1,487
Meritage Homes Corp	7,443	1,173
NIKE Inc, Cl B	1,850	192
Norwegian Cruise Line Holdings Ltd *	45,552	883
Pool Corp	12,234	4,871
PulteGroup Inc	2,169	235
PVH Corp	12,857	1,757
Ralph Lauren Corp, Cl A	17,441	3,243
Ross Stores Inc	62,968	9,380
Royal Caribbean Cruises Ltd *	22,737	2,805
Starbucks Corp	46,377	4,401

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taylor Morrison Home Corp, Cl A *	21,048	$1,191
Tesla Inc *	1,536	310
TJX Cos Inc/The	38,174	3,785
Toll Brothers Inc	19,895	2,281
VF Corp	16,066	262

		108,004
Consumer Staples — 6.4%
Archer-Daniels-Midland Co	27,510	1,461
Casey's General Stores Inc	17,016	5,181
Clorox Co/The	3,227	495
Coca-Cola Consolidated Inc	996	837
Colgate-Palmolive Co	3,696	320
Conagra Brands Inc	121,820	3,421
Constellation Brands Inc, Cl A	17,671	4,391
Costco Wholesale Corp	7,553	5,619
General Mills Inc	41,812	2,683
Ingredion Inc	19,200	2,258
Kenvue Inc	76,790	1,459
Kraft Heinz Co/The	82,058	2,895
Kroger Co/The	205,347	10,187
Maplebear Inc *(A)	44,992	1,464
Mondelez International Inc, Cl A	4,978	364
PepsiCo Inc	57,970	9,585
Procter & Gamble Co/The	57,592	9,154
Sysco Corp	14,588	1,181
Target Corp	41,222	6,304
Tyson Foods Inc, Cl A	69,320	3,760
US Foods Holding Corp *	9,945	505
Walmart Inc	143,588	8,416

		81,940
Energy — 4.4%
BP PLC ADR	135,000	4,724
Canadian Natural Resources	39,330	2,741
Cheniere Energy Inc	30,433	4,723
Chevron Corp	17,330	2,634
ConocoPhillips	28,640	3,223
Devon Energy Corp	45,250	1,994
Diamondback Energy Inc	32,224	5,882
Energy Transfer LP	254,884	3,732
EQT Corp	26,995	1,003
Exxon Mobil Corp	33,231	3,473
Marathon Oil Corp	26,456	642
Marathon Petroleum Corp	40,190	6,801
MPLX	55,145	2,120
Ovintiv Inc	3,429	169
PBF Energy Inc, Cl A	27,006	1,261
Phillips 66	2,564	365
Shell ADR	60,500	3,801
TechnipFMC PLC	23,569	511
Transocean Ltd *	320,797	1,505

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Valero Energy Corp	34,068	$4,819

		56,123
Financials — 16.0%
Allstate Corp/The	45,632	7,279
American Express Co	4,166	914
Ameriprise Financial Inc	13,370	5,446
Aon PLC, Cl A	5,755	1,819
Apollo Global Management Inc	11,987	1,340
Arch Capital Group Ltd *	12,801	1,121
Bank of America Corp	273,646	9,446
Berkshire Hathaway Inc, Cl B *	27,380	11,209
BlackRock Inc, Cl A	1,720	1,396
Block Inc, Cl A *	24,991	1,986
Capital One Financial Corp	54,876	7,552
Cboe Global Markets Inc	18,081	3,472
Charles Schwab Corp/The	34,870	2,329
Cincinnati Financial Corp	34,518	3,935
Citigroup Inc	241,675	13,411
CME Group Inc, Cl A	16,612	3,660
Comerica Inc	5,973	295
Corebridge Financial Inc	44,872	1,114
Essent Group Ltd	1,455	78
FactSet Research Systems Inc	6,717	3,107
Fidelity National Information Services Inc	20,643	1,428
First Horizon Corp	65,609	925
Fiserv Inc *	27,343	4,082
Global Payments Inc	42,760	5,546
Goldman Sachs Group Inc/The	10,557	4,107
Huntington Bancshares Inc/OH	12,037	157
Intercontinental Exchange Inc	24,268	3,359
Jack Henry & Associates Inc	789	137
JPMorgan Chase & Co	104,047	19,359
KeyCorp	31,188	445
Kinsale Capital Group Inc	12,554	6,480
KKR & Co Inc	39,013	3,833
Loews Corp	39,778	2,989
LPL Financial Holdings Inc	1,075	288
Mastercard Inc, Cl A	17,450	8,285
MGIC Investment Corp	44,166	878
Morgan Stanley	63,574	5,470
MSCI Inc, Cl A	9,679	5,430
Nasdaq Inc	19,218	1,080
New York Community Bancorp Inc	388,710	1,862
Old Republic International Corp	6,565	190
PayPal Holdings Inc *	29,302	1,768
Popular Inc	17,847	1,493
Principal Financial Group Inc	21,293	1,722
Progressive Corp/The	5,199	986
S&P Global Inc	11,617	4,977
State Street Corp	16,632	1,226
Synchrony Financial	86,695	3,581
Travelers Cos Inc/The	24,848	5,490

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Truist Financial Corp	54,549	$1,908
Unum Group	13,862	685
Visa Inc, Cl A	44,731	12,643
Wells Fargo & Co	129,956	7,224
Willis Towers Watson PLC	17,668	4,816

		205,758
Health Care — 12.4%
AbbVie Inc	21,925	3,860
Agilent Technologies Inc	8,350	1,147
Amgen Inc	6,432	1,761
Apellis Pharmaceuticals Inc *	5,018	311
Baxter International Inc	68,280	2,794
Becton Dickinson & Co	468	110
Boston Scientific Corp *	40,510	2,682
Bristol-Myers Squibb Co	132,937	6,747
Cardinal Health Inc	29,261	3,277
Centene Corp *	19,245	1,509
Cigna Group/The	9,751	3,278
CVS Health Corp	135,837	10,102
DENTSPLY SIRONA Inc	109,605	3,582
Elevance Health Inc	7,518	3,768
Eli Lilly & Co	28,119	21,193
Exelixis Inc *	124,604	2,729
Gilead Sciences Inc	9,548	688
GSK PLC ADR	86,480	3,623
HCA Healthcare Inc	1,352	421
Humana Inc	5,802	2,033
Incyte Corp *	14,149	826
Insulet Corp *	5,076	832
Jazz Pharmaceuticals PLC *	24,041	2,858
Johnson & Johnson	43,610	7,038
Koninklijke Philips *	120,270	2,411
McKesson Corp	8,866	4,623
Medtronic PLC	32,170	2,682
Merck & Co Inc	16,678	2,121
Mettler-Toledo International Inc *	624	778
Neurocrine Biosciences Inc *	10,844	1,414
Organon & Co	91,300	1,590
Pfizer Inc	281,124	7,467
Regeneron Pharmaceuticals Inc *	263	254
Sanofi ADR	40,890	1,957
Sarepta Therapeutics Inc *	3,416	437
STERIS PLC	21,829	5,084
Stryker Corp	13,633	4,759
Tenet Healthcare Corp *	6,853	637
Thermo Fisher Scientific Inc	7,895	4,502
United Therapeutics Corp *	2,506	565
UnitedHealth Group Inc	36,754	18,142
Veeva Systems Inc, Cl A *	6,926	1,562
Vertex Pharmaceuticals Inc *	5,481	2,306
Viatris Inc	369,716	4,573

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zoetis Inc, Cl A	22,869	$4,536

		159,569
Industrials — 9.5%
3M Co	36,657	3,377
AerCap Holdings NV *	81,570	6,296
AGCO Corp	1,913	210
Alaska Air Group Inc *	59,680	2,231
Allison Transmission Holdings Inc	26,408	1,989
Automatic Data Processing Inc	36,147	9,078
Axon Enterprise Inc *	2,389	734
AZEK Co Inc/The, Cl A *	2,829	136
Beacon Roofing Supply Inc *	20,900	1,795
Boeing Co/The *	18,986	3,868
Booz Allen Hamilton Holding Corp, Cl A	8,384	1,238
Builders FirstSource Inc *	3,852	752
Chart Industries Inc *	22,070	3,153
Cintas Corp	6,450	4,055
Core & Main Inc, Cl A *	88,161	4,208
Cummins Inc	2,776	746
Delta Air Lines Inc	120,626	5,099
Eaton Corp PLC	9,947	2,875
Emerson Electric Co	3,661	391
Equifax Inc	11,805	3,230
FedEx Corp	26,125	6,504
Ferguson PLC	4,763	1,007
Flowserve Corp	37,477	1,586
General Electric Co	34,403	5,398
Honeywell International Inc	4,414	877
Lennox International Inc	391	184
Lockheed Martin Corp	8,410	3,602
Lyft Inc, Cl A *	46,810	743
Masco Corp	23,559	1,808
NEXTracker Inc, Cl A *	13,012	732
Northrop Grumman Corp	4,969	2,291
Old Dominion Freight Line Inc	9,355	4,139
Otis Worldwide Corp	53,413	5,090
Owens Corning	1,256	188
Parker-Hannifin Corp	571	306
Rockwell Automation Inc	1,856	529
RTX Corp	45,698	4,098
Snap-on Inc	4,107	1,132
Trane Technologies PLC	1,910	539
TransUnion	41,600	3,229
Uber Technologies Inc *	56,651	4,504
Union Pacific Corp	1,492	379
United Airlines Holdings Inc *	49,486	2,251
United Rentals Inc	5,603	3,884
Waste Connections Inc	44,938	7,479
WESCO International Inc	11,916	1,781
Woodward Inc	19,752	2,795

		122,516

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 24.6%
Accenture PLC, Cl A	9,995	$3,746
Adobe Inc *	4,211	2,359
Advanced Micro Devices Inc *	13,430	2,586
Apple Inc	352,432	63,702
Applied Materials Inc	35,027	7,062
AppLovin Corp, Cl A *	3,610	216
Arista Networks Inc *	2,364	656
Arrow Electronics Inc *	3,771	443
Atlassian Corp, Cl A *	16,444	3,411
Autodesk Inc *	8,830	2,280
Broadcom Inc	12,984	16,886
Cadence Design Systems Inc *	6,451	1,964
CDW Corp/DE	36,925	9,091
Cisco Systems Inc	110,757	5,357
Cloudflare Inc, Cl A *	2,184	215
Crowdstrike Holdings Inc, Cl A *	2,484	805
Dell Technologies Inc, Cl C	3,241	307
DocuSign Inc, Cl A *	21,999	1,172
Dropbox Inc, Cl A *	21,092	505
Elastic NV *	5,120	685
Fair Isaac Corp *	1,502	1,907
Fortinet Inc *	29,041	2,007
Gitlab Inc, Cl A *	22,742	1,640
GoDaddy Inc, Cl A *	5,300	605
Hewlett Packard Enterprise Co	78,116	1,190
HP Inc	21,013	595
Intel Corp	110,265	4,747
International Business Machines Corp	12,945	2,395
Intuit Inc	19,721	13,073
KLA Corp	7,822	5,337
Lam Research Corp	5,795	5,437
Micron Technology Inc	71,244	6,455
Microsoft Corp	181,236	74,966
MongoDB Inc, Cl A *	2,443	1,093
Monolithic Power Systems Inc	4,638	3,340
Motorola Solutions Inc	17,511	5,785
NetApp Inc	44,539	3,969
Nutanix Inc, Cl A *	48,093	3,038
NVIDIA Corp	34,109	26,984
Oracle Corp	18,962	2,118
Palo Alto Networks Inc *	2,101	653
Pure Storage Inc, Cl A *	13,432	707
QUALCOMM Inc	25,457	4,017
Salesforce Inc *	7,441	2,298
ServiceNow Inc *	4,106	3,167
Smartsheet Inc, Cl A *	19,315	815
Snap Inc, Cl A *	26,640	294
Snowflake Inc, Cl A *	9,569	1,802
Synopsys Inc *	896	514
Tenable Holdings Inc *	4,413	213
Teradyne Inc	24,290	2,516

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Twilio Inc, Cl A *	5,042	$300
UiPath Inc, Cl A *	51,278	1,218
Vontier Corp	85,300	3,668
Workday Inc, Cl A *	5,786	1,705
Zscaler Inc *	12,219	2,957

		316,973
Materials — 2.6%
Berry Global Group Inc	3,880	226
Commercial Metals Co	16,236	877
Crown Holdings Inc	26,460	2,027
DuPont de Nemours Inc	3,143	217
Ecolab Inc	9,502	2,136
FMC Corp	73,570	4,149
Mosaic Co/The	17,128	534
Newmont Corp	70,450	2,202
Nucor Corp	7,460	1,435
PPG Industries Inc	26,073	3,692
Reliance Inc	20,545	6,599
RPM International Inc	6,799	784
Sherwin-Williams Co/The	19,795	6,573
Steel Dynamics Inc	13,646	1,826

		33,277
Real Estate — 1.7%
Brixmor Property Group Inc ‡	100,718	2,277
CubeSmart ‡	4,678	204
EastGroup Properties Inc ‡	3,453	607
Equinix Inc ‡	9,240	8,213
Host Hotels & Resorts Inc ‡	29,200	605
Howard Hughes Holdings Inc *	24,700	1,887
Invitation Homes Inc ‡	82,042	2,795
Iron Mountain Inc ‡	33,383	2,625
Lamar Advertising Co, Cl A ‡	18,143	2,006
Simon Property Group Inc ‡	3,042	451

		21,670
Utilities — 2.9%
AES Corp/The	155,159	2,358
Constellation Energy Corp	15,372	2,589
Dominion Energy Inc	68,208	3,262
Edison International	56,498	3,843
Entergy Corp	24,365	2,475
Evergy Inc	39,879	1,976
FirstEnergy Corp	86,440	3,165
National Fuel Gas Co	17,524	854
NextEra Energy Inc	62,689	3,460
NRG Energy Inc	91,568	5,066
PG&E Corp	146,636	2,447
Pinnacle West Capital Corp	1,204	82
Sempra	21,073	1,488
UGI Corp	55,550	1,360

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vistra Corp	62,895	$3,430

		37,855
Total Common Stock
(Cost $898,539) ($ Thousands)		1,228,943
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 1.8%
U.S. Treasury Bill
5.253%, 05/30/2024 (B)	$22,695	22,398

Total U.S. Treasury Obligation
(Cost $22,401) ($ Thousands)		22,398

	Shares
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.370% **†(C)	471,310	469

Total Affiliated Partnership
(Cost $472) ($ Thousands)		469

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	27,928,997	27,929
Total Cash Equivalent
(Cost $27,929) ($ Thousands)		27,929
Total Investments in Securities — 99.5%
(Cost $949,341) ($ Thousands)		$1,279,739

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Disciplined Equity Fund (Continued)

A list of the open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	13	Mar-2024	$3,303	$3,317	$14

A list of the open OTC Swap agreement held by the Fund at February 29, 2024, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Net Unrealized Appreciation (Thousands)
Bank of America Merrill Lynch	United States Custom Basket of Securities	1 Month + 0.15%	Asset Returns	Monthly	09/15/2025	USD	31,796	$310	$310

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of February 29, 2024:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

23,836	NVIDIA CORP	$17,319	$1,503	54.5%
97,899	ALPHABET INC-CL C	13,977	(454)	44.0
67,338	AMAZON.COM INC	11,434	448	36.0
1,188	BOOKING HOLDINGS INC	4,456	(348)	14.0
31,568	PULTEGROUP INC	3,298	117	10.4
21,712	SIMON PROPERTY GROUP INC	3,213	(4)	10.1
37,016	COLGATE-PALMOLIVE CO	3,093	103	9.7
70,837	PURE STORAGE-A	3,075	648	9.7
21,743	EXPEDIA GROUP INC	3,012	(44)	9.5
33,751	TEXTRON INC	2,910	91	9.2
88,462	DROPBOX INC-CLASS A	2,879	(766)	9.1
104,482	NEWS CORP - CLASS A	2,769	34	8.7
51,163	WELLS FARGO & CO	2,663	194	8.4
52,372	PBF ENERGY INC-CLASS A	2,659	(205)	8.4
7,989	CROWDSTRIKE HO-A	2,647	(64)	8.3
39,524	EDISON INTERNATIONAL	2,627	56	8.3
165,656	KEYCORP	2,352	41	7.4
45,165	US FOODS HOLDING CORP	2,194	96	6.9
24,980	MEDTRONIC PLC	2,116	(39)	6.7
136,576	HEWLETT PACKA	2,084	(8)	6.6
97,990	LIBERTY GLOBAL LTD-C	2,001	(187)	6.3
28,894	TAYLOR MORRISON HOME CORP	1,654	(22)	5.2
1,570	BLACKROCK INC	1,253	19	3.9
20,393	INCYTE CORP	1,203	(15)	3.8
7,056	CHENIERE ENERGY INC	1,122	(27)	3.5
15,223	MASCO CORP	1,119	54	3.5
784	BROADCOM INC	992	26	3.1
11,061	MICRON TECHNOLOGY INC	903	102	2.8
19,888	UNITED AIRLINES	852	52	2.7
48,773	NORWEGIAN CRUISE	805	139	2.5
1,634	S&P GLOBAL INC	694	7	2.2
4,127	INTERCONTINENTAL	565	6	1.8
4,651	ARROW ELECTRONICS INC	529	16	1.7
3,618	WESCO INTERNATIONAL INC	524	16	1.6
1,970	EQUIFAX INC	513	27	1.6
813	NETFLIX INC	482	7	1.5
1,092	BERKSHIRE HATH-B	441	6	1.4
6,645	ADVANCE AUTO PARTS INC	430	18	1.4
4,786	PAYPAL HOLDINGS INC	286	3	0.9
7,152	KRAFT HEINZ CO/THE	250	2	0.8
1,706	TARGET CORP	250	13	0.8

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

1,374	ASSURANT INC	$237	$12	0.7%
4,154	VENTAS INC	184	(67)	0.6
1,521	MOHAWK INDUSTRIES INC	177	3	0.6
1,101	CLOROX COMPANY	168	1	0.5
1,201	MERCK & CO. INC.	152	1	0.5
1,756	POPULAR INC	151	(6)	0.5
250	ADOBE INC	148	(8)	0.5

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(2,198)	SUPER MICRO COMPUTER INC	$(2,207)	$352	(6.9)%
(3,955)	SAIA INC	(2,185)	(87)	(6.9)
(33,073)	CELSIUS HOLDINGS INC	(2,096)	(611)	(6.6)
(37,884)	WAYFAIR INC- CLASS A	(1,978)	(279)	(6.2)
(16,368)	RAYMOND JAMES	(1,939)	(28)	(6.1)
(9,082)	REPLIGEN CORP	(1,871)	114	(5.9)
(6,592)	ZEBRA TECH CORP	(1,870)	32	(5.9)
(14,564)	AMERICAN WATER W	(1,810)	77	(5.7)
(13,849)	SUN COMMUNITIES INC	(1,777)	(73)	(5.6)
(130,747)	ROBINHOOD MARKETS INC - A	(1,755)	(416)	(5.5)
(14,539)	GENERAC HOLDINGS INC	(1,755)	124	(5.5)
(9,955)	JACK HENRY	(1,733)	6	(5.5)
(13,698)	EXPEDITORS INTL WASH INC	(1,725)	91	(5.4)
(7,804)	MARKETAXESS HOLDINGS INC	(1,721)	55	(5.4)
(3,656)	KINSALE CAPITAL GROUP INC	(1,600)	(312)	(5.0)
(11,819)	CHART INDUSTRIES INC	(1,567)	(121)	(4.9)
(42,979)	ESSENTIAL UTILITIES INC	(1,556)	52	(4.9)
(35,814)	NOBLE CORP PLC	(1,545)	50	(4.9)
(25,234)	LIBERTY BROADBAND-C	(1,521)	5	(4.8)
(7,301)	FABRINET	(1,476)	(96)	(4.6)
(3,275)	TYLER TECHNOLOGIES INC	(1,445)	16	(4.5)
(24,865)	AGREE REALTY CORP	(1,426)	56	(4.5)
(8,839)	FIRST SOLAR INC	(1,412)	55	(4.4)
(12,905)	CULLEN/FROST BANKERS INC	(1,410)	-	(4.4)
(5,033)	RBC BEARINGS INC	(1,386)	15	(4.4)
(40,758)	NEW FORTRESS ENERGY INC	(1,304)	(126)	(4.1)
(3,547)	ERIE INDEMNITY COMPANY-CL A	(1,261)	(183)	(4.0)
(31,921)	AFFIRM HOLDINGS INC	(1,243)	46	(3.9)
(6,789)	ASPEN TECHNOLOGY INC	(1,227)	(88)	(3.9)
(11,970)	WINTRUST FINANCIAL CORP	(1,166)	10	(3.7)
(5,924)	SPS COMMERCE INC	(1,165)	71	(3.7)
(6,101)	FIVE BELOW	(1,157)	(67)	(3.6)
(13,169)	MACOM TECHNOLOGY	(1,135)	(26)	(3.6)
(35,576)	OMEGA HEALTHCARE	(1,116)	10	(3.5)
(122,932)	AMCOR PLC	(1,105)	(22)	(3.5)
(12,640)	PINNACLE FINL	(1,075)	31	(3.4)
(20,679)	COMMERCE BANCSHARES INC	(1,071)	(3)	(3.4)
(7,465)	RLI CORP	(1,066)	(28)	(3.4)
(8,571)	CROCS INC	(1,042)	(4)	(3.3)
(8,527)	CHURCHILL DOWNS INC	(1,023)	(15)	(3.2)
(6,147)	NOVANTA INC	(1,007)	(54)	(3.2)
(7,385)	MASIMO CORP	(991)	44	(3.1)
(5,190)	MSA SAFETY INC	(924)	(33)	(2.9)
(31,214)	PILGRIM'S PRIDE CORP	(892)	(101)	(2.8)
(6,083)	ENTEGRIS INC	(825)	11	(2.6)
(71,205)	ROIVANT SCIENCES LTD	(815)	2	(2.6)
(5,722)	ENPHASE ENERGY INC	(780)	67	(2.5)
(19,860)	UNITED BANKSHARES INC	(711)	24	(2.2)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Disciplined Equity Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(4,156)	SITEONE LANDSCAP	$(698)	$(1)	(2.2)%
(4,310)	FIRST SOLAR INC	(689)	28	(2.2)
(20,061)	UNITY SOFTWARE INC	(684)	99	(2.2)
(7,658)	IDACORP INC	(681)	1	(2.1)
(5,487)	GARMIN LTD	(680)	(73)	(2.1)
(8,656)	VAXCYTE INC	(649)	11	(2.0)
(10,674)	BROWN-FORMAN CORP-CLASS B	(625)	(17)	(2.0)
(22,066)	WOLFSPEED INC	(618)	46	(1.9)
(7,319)	COSTAR GROUP INC	(607)	(29)	(1.9)
(2,908)	FTI CONSULTING INC	(554)	(48)	(1.7)
(6,357)	TKO GROUP HOLDINGS INC	(553)	22	(1.7)
(16,899)	FIRST FINL BANKSHARES INC	(542)	20	(1.7)
(10,648)	WEBSTER FINANCIAL CORP	(513)	6	(1.6)
(3,600)	HOULIHAN LOKEY INC	(472)	8	(1.5)
(278)	TEXAS PACIFIC LAND CORP	(414)	(25)	(1.3)
(2,342)	HEICO CORP	(366)	3	(1.2)
(2,545)	UBIQUITI INC	(326)	27	(1.0)
(18,346)	SHOALS TECHNOL-A	(302)	68	(1.0)
(8,387)	VIPER ENERGY INC	(301)	(2)	(0.9)
(6,459)	RYAN SPECIALTY H	(294)	(45)	(0.9)
(5,593)	KINETIK HOLDINGS INC	(186)	(16)	(0.6)
(2,112)	ON SEMICONDUCTOR	(170)	4	(0.5)
(1,731)	CRISPR THERAPEUTICS AG	(146)	1	(0.5)

Percentages are based on Net Assets of $1,286,500 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2024.
(B)	Interest rate represents the security's effective yield at the time of purchase.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2024 was $469 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$25,804	$(25,334)	$1	$(2)	$469	$29	$—
SEI Daily Income Trust, Government Fund, Institutional Class	51,401	433,272	(456,744)	—	—	27,929	1,854	—
Totals	$51,401	$459,076	$(482,078)	$1	$(2)	$28,398	$1,883	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.5%

Communication Services — 8.4%
Alphabet Inc, Cl A *	222,560	$30,816
Alphabet Inc, Cl C *	187,880	26,262
AMC Entertainment Holdings Inc, Cl A *(A)	2,549	11
AT&T Inc	269,385	4,561
Cable One Inc	257	117
Charter Communications Inc, Cl A *	3,897	1,145
Comcast Corp, Cl A	150,750	6,460
Electronic Arts Inc	10,165	1,418
Fox Corp	16,227	469
Frontier Communications Parent Inc *	10,100	239
GCI Liberty - Escrow *	4,949	—
IAC Inc *	2,232	127
Interpublic Group of Cos Inc/The	14,745	463
Iridium Communications Inc	5,300	153
Liberty Broadband Corp, Cl A *	80	5
Liberty Broadband Corp, Cl C *	4,578	276
Liberty Media Corp-Liberty Formula One, Cl A *	1,200	79
Liberty Media Corp-Liberty Formula One, Cl C *	7,300	531
Liberty Media Corp-Liberty Live, Cl A *	731	28
Liberty Media Corp-Liberty Live, Cl C *	1,892	75
Liberty Media Corp-Liberty SiriusXM *	6,321	183
Liberty Media Corp-Liberty SiriusXM, Cl A *	2,720	79
Live Nation Entertainment Inc *	6,500	630
Madison Square Garden Sports Corp, Cl A *	986	186
Match Group Inc *	10,096	364
Meta Platforms Inc, Cl A	82,900	40,632
Netflix Inc *	16,100	9,707
New York Times Co/The, Cl A	5,100	226
News Corp	6,300	176
News Corp, Cl A	12,446	335
Nexstar Media Group Inc, Cl A	1,600	266
Omnicom Group Inc	7,744	684
Paramount Global, Cl A (A)	715	15
Paramount Global, Cl B	22,586	249
Pinterest Inc, Cl A *	21,700	796
Playtika Holding Corp *	1,405	10
ROBLOX Corp, Cl A *	16,800	670
Roku Inc, Cl A *	4,200	265
Sirius XM Holdings Inc (A)	29,200	129
Spotify Technology SA *	5,300	1,359
Take-Two Interactive Software Inc *	6,535	960
TKO Group Holdings Inc, Cl A	1,500	126
T-Mobile US Inc	19,592	3,199
Trade Desk Inc/The, Cl A *	16,700	1,427
TripAdvisor Inc *	5,167	139
Verizon Communications Inc	158,876	6,358
Walt Disney Co/The	69,050	7,705
Warner Bros Discovery Inc *	84,836	746

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZoomInfo Technologies Inc, Cl A *	12,100	$203

		151,059
Consumer Discretionary — 10.4%
ADT Inc	5,483	40
Advance Auto Parts Inc	2,708	183
Airbnb Inc, Cl A *	15,500	2,441
Amazon.com Inc *	337,640	59,681
Aptiv PLC *	10,300	819
Aramark	10,300	312
AutoNation Inc *	832	125
AutoZone Inc *	618	1,858
Bath & Body Works Inc	9,157	418
Best Buy Co Inc	7,147	578
Booking Holdings Inc *	1,278	4,433
BorgWarner Inc	9,164	285
Boyd Gaming Corp	2,400	159
Bright Horizons Family Solutions Inc *	2,400	276
Brunswick Corp/DE	3,200	280
Burlington Stores Inc *	2,200	451
Caesars Entertainment Inc *	7,200	313
Capri Holdings Ltd *	3,900	180
CarMax Inc *	5,760	455
Carnival Corp, Cl A *	36,900	585
Carter's Inc	2,100	170
Chipotle Mexican Grill Inc, Cl A *	1,019	2,740
Choice Hotels International Inc	1,484	166
Churchill Downs Inc	2,500	305
Columbia Sportswear Co	2,000	165
Coupang Inc, Cl A *	40,600	752
Crocs Inc *	2,600	318
Darden Restaurants Inc	4,368	746
Deckers Outdoor Corp *	900	806
Dick's Sporting Goods Inc	2,258	402
Domino's Pizza Inc	1,400	628
DoorDash Inc, Cl A *	11,500	1,433
DR Horton Inc	11,768	1,759
DraftKings Inc, Cl A *	15,800	684
eBay Inc	19,111	904
Etsy Inc *	4,300	308
Expedia Group Inc *	4,722	646
Five Below Inc *	1,800	361
Floor & Decor Holdings Inc, Cl A *	3,700	448
Ford Motor Co	150,984	1,878
GameStop Corp, Cl A *(A)	12,800	183
Gap Inc/The	4,921	93
Garmin Ltd	5,700	783
General Motors Co	51,700	2,119
Gentex Corp	10,364	379
Genuine Parts Co	4,811	718
Grand Canyon Education Inc *	1,200	162
H&R Block Inc	4,725	231
Harley-Davidson Inc	5,503	200

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hasbro Inc	5,667	$285
Hilton Worldwide Holdings Inc	9,233	1,886
Home Depot Inc/The	37,379	14,227
Hyatt Hotels Corp, Cl A	1,300	200
Kohl's Corp	5,319	148
Las Vegas Sands Corp	12,993	708
Lear Corp	2,400	330
Leggett & Platt Inc	3,312	68
Lennar Corp, Cl A	9,590	1,520
Lennar Corp, Cl B	713	105
Lithia Motors Inc, Cl A	1,200	359
LKQ Corp	10,700	559
Lowe's Cos Inc	21,710	5,225
Lucid Group Inc *(A)	23,800	79
Lululemon Athletica Inc *	4,200	1,962
Macy's Inc	9,300	162
Marriott International Inc/MD, Cl A	8,894	2,222
Marriott Vacations Worldwide Corp	1,100	102
Mattel Inc *	11,242	221
McDonald's Corp	27,380	8,003
MGM Resorts International *	11,139	482
Mister Car Wash Inc *(A)	3,900	32
Mohawk Industries Inc *	2,166	257
Murphy USA Inc	800	334
Newell Brands Inc	19,493	146
NIKE Inc, Cl B	44,768	4,653
Nordstrom Inc	5,512	116
Norwegian Cruise Line Holdings Ltd *	18,900	366
NVR Inc *	114	869
Ollie's Bargain Outlet Holdings Inc *	1,600	128
O'Reilly Automotive Inc *	2,240	2,436
Peloton Interactive Inc, Cl A *	13,900	63
Penn Entertainment Inc *	7,000	128
Penske Automotive Group Inc	400	61
Petco Health & Wellness Co Inc, Cl A *	3,300	9
Phinia Inc	1,832	63
Planet Fitness Inc, Cl A *	2,700	168
Polaris Inc	1,900	176
Pool Corp	1,300	518
PulteGroup Inc	8,545	926
PVH Corp	2,200	301
QuantumScape Corp, Cl A *(A)	13,000	81
Ralph Lauren Corp, Cl A	1,180	219
RH *	500	137
Rivian Automotive Inc, Cl A *(A)	26,200	297
Ross Stores Inc	12,676	1,888
Royal Caribbean Cruises Ltd *	8,600	1,061
Service Corp International/US	5,194	380
Skechers USA Inc, Cl A *	5,800	358
Starbucks Corp	41,912	3,977
Tapestry Inc	6,967	331
Tempur Sealy International Inc	4,900	267

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tesla Inc *	103,255	$20,845
Texas Roadhouse Inc, Cl A	2,800	418
Thor Industries Inc	2,200	282
TJX Cos Inc/The	42,816	4,245
Toll Brothers Inc	3,951	453
TopBuild Corp *	1,300	523
Tractor Supply Co	3,800	966
Travel + Leisure Co	1,368	61
Ulta Beauty Inc *	1,852	1,016
Under Armour Inc, Cl A *	9,700	87
Under Armour Inc, Cl C *	11,321	97
Vail Resorts Inc	1,400	322
Valvoline Inc *	5,304	226
VF Corp	16,368	267
Victoria's Secret & Co *	3,852	110
Wayfair Inc, Cl A *	2,700	161
Wendy's Co/The	9,175	166
Whirlpool Corp	2,416	259
Williams-Sonoma Inc	2,162	509
Wingstop Inc	1,300	456
Wyndham Hotels & Resorts Inc	2,568	197
Wynn Resorts Ltd	3,696	389
YETI Holdings Inc *	4,400	181
Yum! Brands Inc	10,648	1,474

		187,668
Consumer Staples — 5.5%
Albertsons Cos Inc, Cl A	17,600	357
Altria Group Inc	65,740	2,689
Archer-Daniels-Midland Co	20,279	1,077
BJ's Wholesale Club Holdings Inc *	4,700	343
Boston Beer Co Inc/The, Cl A *	200	62
Brown-Forman Corp, Cl A	2,200	132
Brown-Forman Corp, Cl B	6,317	381
Bunge Global SA	5,500	519
Campbell Soup Co	7,678	327
Casey's General Stores Inc	1,400	426
Celsius Holdings Inc *	5,100	416
Church & Dwight Co Inc	9,014	903
Clorox Co/The	4,303	660
Coca-Cola Co/The	146,140	8,771
Colgate-Palmolive Co	31,450	2,721
Conagra Brands Inc	18,576	522
Constellation Brands Inc, Cl A	6,131	1,524
Costco Wholesale Corp	16,581	12,334
Coty Inc, Cl A *	17,622	221
Darling Ingredients Inc *	7,000	296
Dollar General Corp	8,500	1,235
Dollar Tree Inc *	8,134	1,193
Estee Lauder Cos Inc/The, Cl A	8,708	1,294
Flowers Foods Inc	5,525	124
Freshpet Inc *	1,100	124
General Mills Inc	22,292	1,431

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Grocery Outlet Holding Corp *	4,500	$116
Hershey Co/The	5,598	1,052
Hormel Foods Corp	10,456	369
Ingredion Inc	2,900	341
J M Smucker Co/The	3,811	458
Kellanova	10,703	590
Kenvue Inc	65,012	1,235
Keurig Dr Pepper Inc	36,700	1,098
Kimberly-Clark Corp	12,918	1,565
Kraft Heinz Co/The	30,702	1,083
Kroger Co/The	24,546	1,218
Lamb Weston Holdings Inc	5,062	517
McCormick & Co Inc/MD	9,986	688
Molson Coors Beverage Co, Cl B	6,262	391
Mondelez International Inc, Cl A	51,806	3,786
Monster Beverage Corp *	28,974	1,712
Olaplex Holdings Inc *	4,200	8
PepsiCo Inc	51,652	8,540
Performance Food Group Co *	6,500	499
Philip Morris International Inc	58,468	5,260
Pilgrim's Pride Corp *	2,900	92
Post Holdings Inc *	1,800	188
Procter & Gamble Co/The	87,954	13,979
Reynolds Consumer Products Inc	3,100	91
Seaboard Corp	16	53
Spectrum Brands Holdings Inc	418	34
Sysco Corp	19,248	1,559
Target Corp	17,575	2,688
Tyson Foods Inc, Cl A	9,465	513
US Foods Holding Corp *	9,000	457
Walgreens Boots Alliance Inc	27,225	579
Walmart Inc	160,737	9,421
WK Kellogg Co	2,675	39

		100,301
Energy — 3.6%
Antero Midstream Corp	9,100	122
Antero Resources Corp *	12,900	332
APA Corp	11,159	332
Baker Hughes Co, Cl A	39,140	1,158
Cheniere Energy Inc	9,000	1,397
Chesapeake Energy Corp (A)	4,500	373
Chevron Corp	64,167	9,754
ConocoPhillips	45,155	5,082
Coterra Energy Inc, Cl A	29,281	755
Devon Energy Corp	24,127	1,063
Diamondback Energy Inc	6,717	1,226
DT Midstream Inc	2,882	166
EOG Resources Inc	22,290	2,551
EQT Corp	13,519	502
Exxon Mobil Corp	151,338	15,818
Halliburton Co	34,036	1,194
Hess Corp	10,412	1,518

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HF Sinclair Corp	5,726	$318
Kinder Morgan Inc	72,722	1,265
Marathon Oil Corp	21,476	521
Marathon Petroleum Corp	14,319	2,423
New Fortress Energy Inc, Cl A	1,500	53
NOV Inc	14,580	246
Occidental Petroleum Corp	25,819	1,565
ONEOK Inc	21,958	1,650
Ovintiv Inc	9,900	489
Phillips 66	16,788	2,392
Pioneer Natural Resources Co	8,732	2,054
Range Resources Corp	7,800	247
Schlumberger NV	54,055	2,612
Southwestern Energy Co *	45,300	316
Targa Resources Corp	8,400	825
TechnipFMC PLC	18,600	403
Texas Pacific Land Corp	256	403
Valero Energy Corp	12,536	1,773
Williams Cos Inc/The	47,396	1,703

		64,601
Financials — 13.3%
Affiliated Managers Group Inc	820	128
Affirm Holdings Inc, Cl A *	6,900	259
Aflac Inc	21,512	1,737
AGNC Investment Corp ‡(A)	26,859	257
Allstate Corp/The	9,725	1,551
Ally Financial Inc	11,500	425
American Express Co	21,572	4,733
American Financial Group Inc/OH	2,914	372
American International Group Inc	26,823	1,955
Ameriprise Financial Inc	3,880	1,581
Annaly Capital Management Inc ‡	20,902	399
Aon PLC, Cl A	7,221	2,282
Apollo Global Management Inc	19,719	2,205
Arch Capital Group Ltd *	13,000	1,139
Ares Management Corp, Cl A	5,900	782
Arthur J Gallagher & Co	7,987	1,948
Assurant Inc	1,693	307
Assured Guaranty Ltd	2,600	238
Axis Capital Holdings Ltd	3,800	238
Bank of America Corp	256,963	8,870
Bank of New York Mellon Corp/The	28,909	1,621
Bank OZK	3,900	171
Berkshire Hathaway Inc, Cl B *	68,600	28,085
BlackRock Inc, Cl A	5,585	4,531
Blackstone Inc	26,400	3,374
Block Inc, Cl A *	20,300	1,613
Blue Owl Capital Inc, Cl A	14,500	260
BOK Financial Corp	1,475	125
Brighthouse Financial Inc *	1,528	71
Brown & Brown Inc	8,548	720
Capital One Financial Corp	14,425	1,985

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Carlyle Group Inc/The	8,300	$381
Cboe Global Markets Inc	3,800	730
Charles Schwab Corp/The	54,940	3,669
Chubb Ltd	14,991	3,773
Cincinnati Financial Corp	5,686	648
Citigroup Inc	71,004	3,940
Citizens Financial Group Inc	17,600	552
CME Group Inc, Cl A	13,270	2,924
CNA Financial Corp	1,500	66
Coinbase Global Inc, Cl A *	6,100	1,242
Columbia Banking System Inc	6,732	122
Comerica Inc	5,753	284
Commerce Bancshares Inc/MO	4,461	232
Corebridge Financial Inc	5,700	142
Credit Acceptance Corp *	300	166
Cullen/Frost Bankers Inc	2,568	279
Discover Financial Services	9,389	1,133
East West Bancorp Inc	5,900	430
Equitable Holdings Inc	14,300	490
Euronet Worldwide Inc *	2,100	230
Evercore Inc, Cl A	1,100	206
Everest Group Ltd	1,700	627
Eversource Energy	13,626	800
FactSet Research Systems Inc	1,425	659
Fidelity National Financial Inc	8,652	438
Fidelity National Information Services Inc	22,848	1,581
Fifth Third Bancorp	25,582	878
First American Financial Corp	4,500	263
First Citizens BancShares Inc/NC, Cl A	400	629
First Hawaiian Inc	6,600	138
First Horizon Corp	24,656	348
Fiserv Inc *	22,074	3,295
FleetCor Technologies Inc *	2,700	754
FNB Corp/PA	17,100	228
Franklin Resources Inc	12,649	347
Global Payments Inc	9,852	1,278
Globe Life Inc	3,087	392
Goldman Sachs Group Inc/The	11,975	4,659
Hanover Insurance Group Inc/The	1,093	144
Hartford Financial Services Group Inc/The	11,410	1,094
Houlihan Lokey Inc, Cl A	2,100	270
Huntington Bancshares Inc/OH	52,782	688
Interactive Brokers Group Inc, Cl A	4,100	446
Intercontinental Exchange Inc	20,900	2,893
Invesco Ltd	12,000	185
Jack Henry & Associates Inc	2,600	452
Janus Henderson Group PLC	5,400	168
Jefferies Financial Group Inc	7,506	314
JPMorgan Chase & Co	107,970	20,089
Kemper Corp	3,300	189
KeyCorp	31,151	445
Kinsale Capital Group Inc	900	465

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
KKR & Co Inc	25,100	$2,466
Lazard Inc, Cl A	3,800	146
Lincoln National Corp	7,788	214
Loews Corp	6,236	468
LPL Financial Holdings Inc	2,900	777
M&T Bank Corp	6,157	860
Markel Group Inc *	477	712
MarketAxess Holdings Inc	1,200	256
Marsh & McLennan Cos Inc	18,865	3,816
Mastercard Inc, Cl A	31,000	14,718
MetLife Inc	23,309	1,626
MGIC Investment Corp	10,600	211
Moody's Corp	6,027	2,287
Morgan Stanley	44,614	3,839
Morningstar Inc	800	239
MSCI Inc, Cl A	2,900	1,627
Nasdaq Inc	12,930	727
NCR Atleos Corp *	3,294	72
New York Community Bancorp Inc (A)	29,972	144
Northern Trust Corp	7,505	616
NU Holdings Ltd/Cayman Islands, Cl A *	84,900	941
Old Republic International Corp	9,290	269
OneMain Holdings Inc, Cl A	4,600	217
PayPal Holdings Inc *	40,411	2,438
Pinnacle Financial Partners Inc	2,300	190
PNC Financial Services Group Inc/The	15,322	2,255
Popular Inc	2,853	239
Primerica Inc	1,000	245
Principal Financial Group Inc	8,508	688
Progressive Corp/The	21,680	4,110
Prosperity Bancshares Inc	3,900	243
Prudential Financial Inc	13,963	1,522
Raymond James Financial Inc	7,431	894
Regions Financial Corp	34,987	652
Reinsurance Group of America Inc, Cl A	2,699	477
RenaissanceRe Holdings Ltd	2,100	472
Rithm Capital Corp ‡	22,300	242
RLI Corp	1,700	249
Robinhood Markets Inc, Cl A *	22,200	362
Rocket Cos Inc, Cl A *(A)	7,200	90
Ryan Specialty Holdings Inc, Cl A *	2,700	141
S&P Global Inc	12,076	5,173
SEI Investments Co †	4,542	305
Shift4 Payments Inc, Cl A *	2,400	197
SLM Corp	8,731	182
SoFi Technologies Inc *(A)	32,100	288
Starwood Property Trust Inc ‡	12,800	261
State Street Corp	12,279	905
Stifel Financial Corp	4,200	319
Synchrony Financial	16,018	662
Synovus Financial Corp	4,296	163
T Rowe Price Group Inc	8,730	990

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TFS Financial Corp	2,500	$32
Toast Inc, Cl A *	15,000	345
TPG Inc, Cl A	2,700	120
Tradeweb Markets Inc, Cl A	4,000	423
Travelers Cos Inc/The	8,775	1,939
Truist Financial Corp	50,563	1,769
Unum Group	7,905	391
US Bancorp	58,997	2,475
UWM Holdings Corp	2,300	15
Virtu Financial Inc, Cl A	4,500	81
Visa Inc, Cl A	59,700	16,874
Voya Financial Inc	4,400	301
W R Berkley Corp	7,381	617
Webster Financial Corp	6,946	331
Wells Fargo & Co	138,566	7,703
Western Alliance Bancorp	3,100	179
Western Union Co/The	17,028	228
WEX Inc *	1,500	330
White Mountains Insurance Group Ltd	79	139
Willis Towers Watson PLC	3,962	1,080
Wintrust Financial Corp	2,900	279
XP Inc, Cl A	14,000	331
Zions Bancorp NA	5,602	221

		239,162
Health Care — 12.1%
10X Genomics Inc, Cl A *	4,400	205
Abbott Laboratories	65,437	7,763
AbbVie Inc	65,901	11,602
Acadia Healthcare Co Inc *	3,500	292
Agilent Technologies Inc	10,964	1,506
agilon health Inc *	8,800	54
Align Technology Inc *	3,000	907
Alnylam Pharmaceuticals Inc *	4,800	725
Amedisys Inc *	1,600	149
Amgen Inc	20,158	5,520
Apellis Pharmaceuticals Inc *	4,200	260
Avantor Inc *	23,800	586
Azenta Inc *	1,800	117
Baxter International Inc	18,515	758
Becton Dickinson & Co	10,670	2,513
Biogen Inc *	5,500	1,193
BioMarin Pharmaceutical Inc *	6,800	587
Bio-Rad Laboratories Inc, Cl A *	900	293
Bio-Techne Corp	6,564	483
Boston Scientific Corp *	55,639	3,684
Bristol-Myers Squibb Co	75,519	3,833
Bruker Corp	4,400	381
Cardinal Health Inc	9,529	1,067
Catalent Inc *	6,300	361
Cencora Inc	6,224	1,466
Centene Corp *	20,758	1,628
Certara Inc *	5,700	96

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Charles River Laboratories International Inc *	1,943	$494
Chemed Corp	500	313
Cigna Group/The	10,802	3,631
Cooper Cos Inc/The	6,816	638
CVS Health Corp	47,499	3,532
Danaher Corp	24,802	6,278
DaVita Inc *	2,285	290
DENTSPLY SIRONA Inc	9,466	309
Dexcom Inc *	14,600	1,680
Doximity Inc, Cl A *	3,700	104
Edwards Lifesciences Corp *	23,084	1,959
Elanco Animal Health Inc *	14,137	225
Elevance Health Inc	8,831	4,427
Eli Lilly & Co	31,671	23,870
Encompass Health Corp	3,800	283
Enovis Corp *	2,166	130
Envista Holdings Corp *	4,500	93
Exact Sciences Corp *	6,600	380
Exelixis Inc *	10,500	230
Fortrea Holdings Inc *	3,890	146
GE HealthCare Technologies Inc	14,556	1,329
Gilead Sciences Inc	46,334	3,341
Globus Medical Inc, Cl A *	4,000	216
HCA Healthcare Inc	7,500	2,338
Henry Schein Inc *	4,568	349
Hologic Inc *	9,000	664
Humana Inc	4,775	1,673
ICON PLC *	3,000	962
ICU Medical Inc *	1,000	109
IDEXX Laboratories Inc *	3,104	1,785
Illumina Inc *	6,105	854
Incyte Corp *	7,600	444
Inspire Medical Systems Inc *	1,200	215
Insulet Corp *	2,400	394
Integra LifeSciences Holdings Corp *	3,600	133
Intuitive Surgical Inc *	13,115	5,057
Ionis Pharmaceuticals Inc *	5,900	267
IQVIA Holdings Inc *	7,013	1,733
Jazz Pharmaceuticals PLC *	2,700	321
Johnson & Johnson	90,100	14,540
Karuna Therapeutics Inc *	1,500	471
Laboratory Corp of America Holdings	3,290	710
Maravai LifeSciences Holdings Inc, Cl A *	5,700	44
Masimo Corp *	1,100	141
McKesson Corp	5,170	2,696
Medpace Holdings Inc *	1,000	397
Medtronic PLC	49,926	4,162
Merck & Co Inc	94,843	12,059
Mettler-Toledo International Inc *	849	1,059
Moderna Inc *	12,800	1,181
Molina Healthcare Inc *	2,100	827

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Natera Inc *	4,300	$372
Neurocrine Biosciences Inc *	3,900	509
Novocure Ltd *	4,100	63
Organon & Co	9,754	170
Penumbra Inc *	1,400	329
Perrigo Co PLC	7,800	205
Pfizer Inc	213,122	5,661
Premier Inc, Cl A	6,100	127
QIAGEN NV	7,217	309
Quest Diagnostics Inc	3,844	480
QuidelOrtho Corp *	1,900	87
R1 RCM Inc *	6,500	91
Regeneron Pharmaceuticals Inc *	3,842	3,712
Repligen Corp *	2,300	446
ResMed Inc	5,412	940
Revvity Inc	4,134	453
Roivant Sciences Ltd *	10,300	118
Royalty Pharma PLC, Cl A	13,200	400
Sarepta Therapeutics Inc *	3,400	435
Shockwave Medical Inc *	1,500	391
Sotera Health Co *	4,500	68
STERIS PLC	3,800	885
Stryker Corp	13,204	4,609
Tandem Diabetes Care Inc *	3,300	88
Teladoc Health Inc *	7,853	118
Teleflex Inc	1,640	365
Tenet Healthcare Corp *	4,200	391
Thermo Fisher Scientific Inc	14,425	8,225
Ultragenyx Pharmaceutical Inc *	3,500	181
United Therapeutics Corp *	1,900	429
UnitedHealth Group Inc	34,720	17,138
Universal Health Services Inc, Cl B	2,476	414
Veeva Systems Inc, Cl A *	5,500	1,240
Vertex Pharmaceuticals Inc *	9,700	4,081
Viatris Inc	43,922	543
Waters Corp *	2,373	801
West Pharmaceutical Services Inc	2,900	1,039
Zimmer Biomet Holdings Inc	7,525	936
Zoetis Inc, Cl A	17,144	3,400

		217,761
Industrials — 9.3%
3M Co	20,962	1,931
A O Smith Corp	4,100	340
Acuity Brands Inc	1,200	301
Advanced Drainage Systems Inc	2,200	359
AECOM	5,416	481
AGCO Corp	2,400	263
Air Lease Corp, Cl A	2,800	112
Alaska Air Group Inc *	3,600	135
Allegion plc	2,866	366
Allison Transmission Holdings Inc	2,600	196
American Airlines Group Inc *	24,600	386

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AMETEK Inc	8,728	$1,573
Armstrong World Industries Inc	1,100	133
Automatic Data Processing Inc	15,392	3,865
Avis Budget Group Inc	1,000	108
Axon Enterprise Inc *	2,500	768
AZEK Co Inc/The, Cl A *	6,100	293
Boeing Co/The *	20,993	4,277
Booz Allen Hamilton Holding Corp, Cl A	4,600	679
Broadridge Financial Solutions Inc	4,373	890
Builders FirstSource Inc *	4,700	917
BWX Technologies Inc	3,950	398
CACI International Inc, Cl A *	736	276
Carlisle Cos Inc	1,866	653
Carrier Global Corp	31,378	1,744
Caterpillar Inc	19,247	6,428
CH Robinson Worldwide Inc	4,048	300
ChargePoint Holdings Inc *(A)	14,500	30
Cintas Corp	3,257	2,047
Clarivate PLC *(A)	22,600	162
Clean Harbors Inc *	2,000	364
CNH Industrial NV	41,300	494
Concentrix Corp	2,200	159
Copart Inc *	32,844	1,746
Core & Main Inc, Cl A *	6,500	310
Crane Co	2,100	255
CSX Corp	75,388	2,860
Cummins Inc	5,212	1,400
Curtiss-Wright Corp	1,200	284
Dayforce Inc *	5,200	363
Deere & Co	9,819	3,584
Delta Air Lines Inc	24,100	1,019
Donaldson Co Inc	5,444	390
Dover Corp	5,057	836
Driven Brands Holdings Inc *	2,400	33
Dun & Bradstreet Holdings Inc	8,900	94
Eaton Corp PLC	14,816	4,282
EMCOR Group Inc	1,500	470
Emerson Electric Co	21,810	2,330
Equifax Inc	4,656	1,274
Esab Corp	2,166	215
Expeditors International of Washington Inc	5,448	652
Fastenal Co	21,548	1,573
FedEx Corp	8,944	2,227
Ferguson PLC	7,400	1,565
Flowserve Corp	3,500	148
Fortive Corp	12,653	1,077
Fortune Brands Innovations Inc	4,120	335
FTI Consulting Inc *	1,100	228
Gates Industrial Corp PLC *	4,900	72
Generac Holdings Inc *	2,700	304
General Dynamics Corp	9,272	2,534
General Electric Co	40,870	6,412

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Genpact Ltd	6,800	$231
Graco Inc	6,272	572
GXO Logistics Inc *	5,000	259
Hayward Holdings Inc *	2,100	31
HEICO Corp	1,410	273
HEICO Corp, Cl A	3,121	486
Hertz Global Holdings Inc *(A)	5,400	42
Hexcel Corp	2,600	194
Honeywell International Inc	24,790	4,927
Howmet Aerospace Inc	14,167	943
Hubbell Inc, Cl B	1,992	758
Huntington Ingalls Industries Inc	1,537	448
IDEX Corp	3,093	730
Illinois Tool Works Inc	10,980	2,878
Ingersoll Rand Inc	15,265	1,394
ITT Inc	3,451	435
Jacobs Solutions Inc	4,684	687
JB Hunt Transport Services Inc	3,052	630
Johnson Controls International plc	24,666	1,462
KBR Inc	5,500	330
Kirby Corp *	1,800	158
Knight-Swift Transportation Holdings Inc, Cl A	6,400	361
L3Harris Technologies Inc	7,034	1,489
Landstar System Inc	1,565	298
Leidos Holdings Inc	4,673	597
Lennox International Inc	1,320	622
Lincoln Electric Holdings Inc	2,200	565
Lockheed Martin Corp	8,173	3,500
Lyft Inc, Cl A *	14,900	237
ManpowerGroup Inc	1,484	107
Masco Corp	7,779	597
MasTec Inc *	1,900	143
MDU Resources Group Inc	8,721	189
Mercury Systems Inc *	2,800	84
Middleby Corp/The *	2,100	320
MSA Safety Inc	1,100	203
MSC Industrial Direct Co Inc, Cl A	1,320	133
Nordson Corp	2,100	558
Norfolk Southern Corp	8,695	2,203
Northrop Grumman Corp	5,378	2,479
nVent Electric PLC	5,273	355
Old Dominion Freight Line Inc	3,700	1,637
Oshkosh Corp	2,859	317
Otis Worldwide Corp	15,339	1,462
Owens Corning	3,200	479
PACCAR Inc	19,544	2,167
Parker-Hannifin Corp	4,804	2,572
Paychex Inc	12,007	1,472
Paycom Software Inc	1,900	347
Paycor HCM Inc *	1,700	36
Paylocity Holding Corp *	1,700	287

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pentair PLC	6,373	$496
Plug Power Inc *	21,700	77
Quanta Services Inc	5,467	1,320
RB Global Inc	6,110	464
RBC Bearings Inc *	1,200	327
Regal Rexnord Corp	2,776	476
Republic Services Inc, Cl A	7,642	1,403
Robert Half Inc	3,376	271
Rockwell Automation Inc	4,304	1,227
Rollins Inc	8,737	385
RTX Corp	54,162	4,857
Ryder System Inc	1,306	149
Saia Inc *	1,100	633
Schneider National Inc, Cl B	3,000	71
Science Applications International Corp	1,500	210
Sensata Technologies Holding PLC	5,100	176
SiteOne Landscape Supply Inc *	1,500	253
Snap-on Inc	1,791	494
Southwest Airlines Co	22,320	765
Spirit AeroSystems Holdings Inc, Cl A *	5,400	154
SS&C Technologies Holdings Inc	8,000	510
Stanley Black & Decker Inc	5,593	499
Stericycle Inc *	2,526	137
Sunrun Inc *	7,400	89
Tetra Tech Inc	2,200	390
Textron Inc	7,222	643
Timken Co/The	2,669	224
Toro Co/The	4,440	410
Trane Technologies PLC	8,700	2,453
TransDigm Group Inc	1,993	2,347
TransUnion	7,900	613
Trex Co Inc *	3,400	312
Uber Technologies Inc *	74,100	5,891
U-Haul Holding Co *(A)	400	26
U-Haul Holding Co, Cl B	3,600	229
Union Pacific Corp	22,932	5,818
United Airlines Holdings Inc *	13,400	610
United Parcel Service Inc, Cl B	27,241	4,039
United Rentals Inc	2,600	1,802
Valmont Industries Inc	900	191
Veralto Corp	8,467	732
Verisk Analytics Inc, Cl A	5,300	1,282
Vertiv Holdings Co, Cl A	12,000	811
Vestis Corp	5,150	97
Waste Management Inc	15,394	3,166
Watsco Inc	1,300	512
WESCO International Inc	1,800	269
Westinghouse Air Brake Technologies Corp	6,737	952
WillScot Mobile Mini Holdings Corp, Cl A *	6,700	320
Woodward Inc	2,500	354
WW Grainger Inc	1,687	1,642
XPO Inc *	3,800	457

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xylem Inc/NY	9,002	$1,144

		167,163
Information Technology — 28.0%
Accenture PLC, Cl A	23,700	8,882
Adobe Inc *	17,102	9,582
Advanced Micro Devices Inc *	60,213	11,593
Akamai Technologies Inc *	5,918	656
Allegro MicroSystems Inc *	2,100	66
Alteryx Inc, Cl A *	3,200	154
Amdocs Ltd	4,200	383
Amphenol Corp, Cl A	21,368	2,334
Analog Devices Inc	18,403	3,530
ANSYS Inc *	3,300	1,103
Apple Inc	552,963	99,948
Applied Materials Inc	31,455	6,342
AppLovin Corp, Cl A *	7,300	436
Arista Networks Inc *	9,600	2,664
Arrow Electronics Inc *	2,389	281
Aspen Technology Inc *	970	188
Atlassian Corp, Cl A *	5,800	1,203
Autodesk Inc *	7,837	2,023
Avnet Inc	2,610	122
Bentley Systems Inc, Cl B	7,400	380
BILL Holdings Inc *	3,700	234
Broadcom Inc	16,128	20,974
Cadence Design Systems Inc *	9,963	3,033
CCC Intelligent Solutions Holdings Inc *	4,400	52
CDW Corp/DE	5,300	1,305
Ciena Corp *	6,100	348
Cirrus Logic Inc *	1,600	147
Cisco Systems Inc	153,327	7,416
Cloudflare Inc, Cl A *	10,800	1,064
Cognex Corp	7,700	304
Cognizant Technology Solutions Corp, Cl A	19,076	1,507
Coherent Corp *	5,283	314
Confluent Inc, Cl A *	7,800	264
Corning Inc	28,258	911
Crane NXT Co	2,100	123
Crowdstrike Holdings Inc, Cl A *	8,100	2,626
Datadog Inc, Cl A *	10,400	1,367
DocuSign Inc, Cl A *	7,200	384
Dolby Laboratories Inc, Cl A	1,943	157
DoubleVerify Holdings Inc *	4,800	148
Dropbox Inc, Cl A *	8,300	199
DXC Technology Co *	6,636	145
Dynatrace Inc *	8,800	436
Elastic NV *	2,400	321
Enphase Energy Inc *	4,900	622
Entegris Inc	5,800	779
EPAM Systems Inc *	2,000	609
F5 Inc *	2,531	474
Fair Isaac Corp *	900	1,143

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
First Solar Inc *	3,900	$600
Five9 Inc *	2,200	134
Fortinet Inc *	25,200	1,742
Gartner Inc *	3,010	1,401
Gen Digital Inc	22,748	489
Gitlab Inc, Cl A *	2,400	173
GLOBALFOUNDRIES Inc *(A)	2,700	148
Globant SA *	1,700	379
GoDaddy Inc, Cl A *	5,600	639
Guidewire Software Inc *	3,500	418
HashiCorp Inc, Cl A *	3,900	102
Hewlett Packard Enterprise Co	48,970	746
HP Inc	33,070	937
HubSpot Inc *	1,800	1,114
Informatica Inc, Cl A *	1,700	55
Intel Corp	159,358	6,860
International Business Machines Corp	34,301	6,347
Intuit Inc	10,152	6,730
IPG Photonics Corp *	800	69
Jabil Inc	4,674	674
Juniper Networks Inc	13,025	482
Keysight Technologies Inc *	6,432	992
KLA Corp	5,049	3,445
Kyndryl Holdings Inc *	5,159	113
Lam Research Corp	4,852	4,552
Lattice Semiconductor Corp *	5,800	444
Littelfuse Inc	1,000	238
Lumentum Holdings Inc *	1,300	63
Manhattan Associates Inc *	2,100	532
Marvell Technology Inc	32,838	2,353
Microchip Technology Inc	19,530	1,643
Micron Technology Inc	40,516	3,671
Microsoft Corp	279,016	115,412
MKS Instruments Inc	2,900	356
MongoDB Inc, Cl A *	2,500	1,119
Monolithic Power Systems Inc	1,802	1,298
Motorola Solutions Inc	6,314	2,086
nCino Inc *	2,900	87
NCR Voyix Corp *	6,589	96
NetApp Inc	8,155	727
Nutanix Inc, Cl A *	8,300	524
NVIDIA Corp	89,024	70,429
Okta Inc, Cl A *	6,000	644
ON Semiconductor Corp *	16,100	1,271
Oracle Corp	58,220	6,502
Palantir Technologies Inc, Cl A *	71,900	1,803
Palo Alto Networks Inc *	11,162	3,466
Pegasystems Inc	2,100	137
Procore Technologies Inc *	3,100	242
PTC Inc *	4,600	842
Pure Storage Inc, Cl A *	10,000	527
Qorvo Inc *	3,500	401

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
QUALCOMM Inc	42,059	$6,637
RingCentral Inc, Cl A *	4,300	144
Roper Technologies Inc	4,000	2,179
Salesforce Inc *	35,518	10,969
SentinelOne Inc, Cl A *	10,200	287
ServiceNow Inc *	7,600	5,862
Skyworks Solutions Inc	5,800	609
Smartsheet Inc, Cl A *	4,100	173
Snowflake Inc, Cl A *	11,900	2,241
Splunk Inc *	5,800	906
Synopsys Inc *	5,782	3,317
TD SYNNEX Corp	2,500	260
Teledyne Technologies Inc *	1,867	798
Teradata Corp *	2,989	112
Teradyne Inc	6,063	628
Texas Instruments Inc	34,208	5,724
Trimble Inc *	10,228	626
Twilio Inc, Cl A *	6,800	405
Tyler Technologies Inc *	1,700	743
Ubiquiti Inc	300	35
UiPath Inc, Cl A *	15,800	375
Unity Software Inc *	12,200	358
Universal Display Corp	1,500	262
VeriSign Inc *	3,385	661
Viasat Inc *	3,600	70
Vontier Corp	6,801	292
Western Digital Corp *	11,596	690
Wolfspeed Inc *	5,000	130
Workday Inc, Cl A *	7,600	2,239
Zebra Technologies Corp, Cl A *	2,125	594
Zoom Video Communications Inc, Cl A *	9,300	658
Zscaler Inc *	3,300	799

		505,313
Materials — 2.4%
Air Products and Chemicals Inc	8,094	1,894
Albemarle Corp	4,473	617
Alcoa Corp	5,300	144
Amcor PLC	47,000	426
AptarGroup Inc	2,600	365
Ardagh Metal Packaging SA	10,100	33
Ashland Inc	2,176	204
Avery Dennison Corp	3,010	652
Axalta Coating Systems Ltd *	7,400	242
Ball Corp	10,900	698
Berry Global Group Inc	5,200	303
Celanese Corp, Cl A	3,583	544
CF Industries Holdings Inc	7,230	584
Chemours Co/The	4,300	85
Cleveland-Cliffs Inc *	16,300	339
Corteva Inc	27,076	1,449
Crown Holdings Inc	4,451	341
Dow Inc	26,376	1,474

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
DuPont de Nemours Inc	17,409	$1,205
Eagle Materials Inc	1,200	304
Eastman Chemical Co	4,528	397
Ecolab Inc	9,555	2,148
Element Solutions Inc	5,700	134
FMC Corp	4,420	249
Freeport-McMoRan Inc, Cl B	54,024	2,043
Ginkgo Bioworks Holdings Inc *(A)	51,000	77
Graphic Packaging Holding Co	9,100	236
Huntsman Corp	6,029	154
International Flavors & Fragrances Inc	9,352	706
International Paper Co	12,255	433
Linde PLC	18,200	8,169
Louisiana-Pacific Corp	2,600	192
LyondellBasell Industries NV, Cl A	9,860	989
Martin Marietta Materials Inc	2,363	1,365
Mosaic Co/The	11,178	348
MP Materials Corp *	5,300	81
NewMarket Corp	300	192
Newmont Corp	44,533	1,392
Nucor Corp	9,390	1,806
Olin Corp	5,500	296
Packaging Corp of America	3,099	561
PPG Industries Inc	8,865	1,255
Reliance Inc	2,200	707
Royal Gold Inc	2,600	267
RPM International Inc	4,569	527
Scotts Miracle-Gro Co/The, Cl A	2,106	138
Sealed Air Corp	6,268	219
Sherwin-Williams Co/The	9,011	2,992
Silgan Holdings Inc	4,308	189
Sonoco Products Co	4,146	235
Southern Copper Corp	2,668	216
SSR Mining Inc	3,800	16
Steel Dynamics Inc	6,000	803
United States Steel Corp	7,600	360
Vulcan Materials Co	5,157	1,371
Westlake Corp	800	111
Westrock Co	8,345	378

		43,655
Real Estate — 2.5%
Agree Realty Corp ‡	3,800	209
Alexandria Real Estate Equities Inc ‡	6,400	798
American Homes 4 Rent, Cl A ‡	11,400	422
American Tower Corp, Cl A ‡	17,212	3,423
Americold Realty Trust Inc ‡	11,600	293
Apartment Income REIT Corp ‡	6,805	206
AvalonBay Communities Inc ‡	5,541	981
Boston Properties Inc ‡	5,584	361
Brixmor Property Group Inc ‡	9,400	213
Camden Property Trust ‡	3,547	335
CBRE Group Inc, Cl A *	10,617	976

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CoStar Group Inc *	15,300	$1,332
Cousins Properties Inc ‡	7,900	180
Crown Castle Inc ‡	16,296	1,792
CubeSmart ‡	9,000	392
Digital Realty Trust Inc ‡	11,396	1,673
EastGroup Properties Inc ‡	1,600	281
EPR Properties ‡	3,800	156
Equinix Inc ‡	3,563	3,167
Equity LifeStyle Properties Inc ‡	6,400	431
Equity Residential ‡	14,177	854
Essex Property Trust Inc ‡	2,363	547
Extra Space Storage Inc ‡	7,998	1,127
Federal Realty Investment Trust ‡	3,496	353
First Industrial Realty Trust Inc ‡	4,600	244
Gaming and Leisure Properties Inc ‡	10,635	484
Healthcare Realty Trust Inc, Cl A ‡	15,700	216
Healthpeak Properties Inc ‡	19,574	328
Highwoods Properties Inc ‡	5,400	132
Host Hotels & Resorts Inc ‡	23,940	497
Howard Hughes Holdings Inc *	1,073	82
Invitation Homes Inc ‡	23,600	804
Iron Mountain Inc ‡	10,203	802
Jones Lang LaSalle Inc *	2,100	400
Kilroy Realty Corp ‡	6,000	227
Kimco Realty Corp ‡	25,071	495
Lamar Advertising Co, Cl A ‡	2,840	314
Medical Properties Trust Inc ‡(A)	17,800	75
Mid-America Apartment Communities Inc ‡	4,250	534
National Storage Affiliates Trust ‡	2,200	79
NET Lease Office Properties ‡	578	14
NNN REIT Inc ‡	7,500	305
Omega Healthcare Investors Inc ‡	10,400	324
Park Hotels & Resorts Inc ‡	4,888	81
Prologis Inc ‡	34,703	4,625
Public Storage ‡	5,968	1,694
Rayonier Inc ‡	4,604	159
Realty Income Corp ‡	32,054	1,670
Regency Centers Corp ‡	7,258	450
Rexford Industrial Realty Inc ‡	7,800	397
SBA Communications Corp, Cl A ‡	4,132	865
Simon Property Group Inc ‡	12,181	1,804
STAG Industrial Inc ‡	7,600	282
Sun Communities Inc ‡	4,600	615
UDR Inc ‡	13,893	493
Ventas Inc ‡	14,892	630
VICI Properties Inc, Cl A ‡	39,300	1,176
Vornado Realty Trust ‡	8,936	235
Welltower Inc ‡	20,283	1,869
Weyerhaeuser Co ‡	27,146	933
WP Carey Inc ‡	8,600	484
Zillow Group Inc, Cl A *	943	51

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zillow Group Inc, Cl C *	4,986	$280

		45,651
Utilities — 2.0%
AES Corp/The	24,124	367
Alliant Energy Corp	9,152	437
Ameren Corp	9,790	697
American Electric Power Co Inc	18,650	1,589
American Water Works Co Inc	7,300	865
Atmos Energy Corp	5,291	597
Avangrid Inc	3,094	96
Brookfield Renewable Corp, Cl A (A)	6,600	157
CenterPoint Energy Inc	23,515	647
Clearway Energy Inc, Cl A	1,300	26
Clearway Energy Inc, Cl C	3,500	76
CMS Energy Corp	11,242	645
Consolidated Edison Inc	13,016	1,135
Constellation Energy Corp	11,592	1,953
Dominion Energy Inc	31,970	1,529
DTE Energy Co	7,664	830
Duke Energy Corp	29,216	2,683
Edison International	14,479	985
Entergy Corp	7,598	772
Essential Utilities Inc	10,646	370
Evergy Inc	8,049	399
Exelon Corp	37,776	1,354
FirstEnergy Corp	20,227	741
Hawaiian Electric Industries Inc	5,446	66
IDACORP Inc, Cl Rights	2,200	194
National Fuel Gas Co	2,889	141
NextEra Energy Inc	76,192	4,205
NiSource Inc	14,921	389
NRG Energy Inc	7,800	431
OGE Energy Corp	8,836	291
PG&E Corp	76,218	1,272
Pinnacle West Capital Corp	4,992	341
PPL Corp	28,426	750
Public Service Enterprise Group Inc	18,752	1,170
Sempra	23,746	1,676
Southern Co/The	40,103	2,697
UGI Corp	9,325	228
Vistra Corp	14,100	769
WEC Energy Group Inc	11,857	931
Xcel Energy Inc	21,681	1,142

		35,643
Total Common Stock
(Cost $367,790) ($ Thousands)		1,757,977

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, LP
5.370% **†(B)	3,282,114	$3,277

Total Affiliated Partnership
(Cost $3,282) ($ Thousands)		3,277

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	27,434,758	$27,435

Total Cash Equivalent
(Cost $27,435) ($ Thousands)		27,435

Total Investments in Securities — 99.2%
(Cost $398,507) ($ Thousands)		$1,788,689

A list of the open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	133	Mar-2024	$32,779	$33,939	$1,160
S&P Mid Cap 400 Index E-MINI	34	Mar-2024	9,555	9,835	280
			$42,334	$43,774	$1,440

Percentages are based on Net Assets of $1,802,206 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2024.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2024 was $3,277 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Investments Co	$257	$—	$—	$—	$48	$305	$4	$—
SEI Liquidity Fund, LP	3,520	26,361	(26,602)	1	(3)	3,277	82	—
SEI Daily Income Trust, Government Fund, Institutional Class	4,590	292,694	(269,849)	—	—	27,435	1,019	—
Totals	$8,367	$319,055	$(296,451)	$1	$45	$31,017	$1,105	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 88.8%

Communication Services — 7.9%
Alphabet Inc, Cl A *	599,893	$83,061
Alphabet Inc, Cl C *	504,886	70,573
AT&T Inc	724,779	12,271
Charter Communications Inc, Cl A *	10,196	2,997
Comcast Corp, Cl A	407,055	17,442
Electronic Arts Inc	24,811	3,461
Fox Corp	39,794	1,150
Interpublic Group of Cos Inc/The	38,824	1,219
Live Nation Entertainment Inc *	14,383	1,395
Match Group Inc *	27,553	993
Meta Platforms Inc, Cl A	224,996	110,277
Netflix Inc *	44,367	26,750
News Corp	12,700	355
News Corp, Cl A	38,578	1,037
Omnicom Group Inc	20,064	1,773
Paramount Global, Cl B (A)	48,905	540
Take-Two Interactive Software Inc *	16,033	2,356
T-Mobile US Inc	51,581	8,423
Verizon Communications Inc	426,159	17,055
Walt Disney Co/The	185,480	20,696
Warner Bros Discovery Inc *	224,944	1,977

		385,801
Consumer Discretionary — 9.4%
Airbnb Inc, Cl A *	44,069	6,940
Amazon.com Inc *	921,830	162,943
Aptiv PLC *	28,673	2,279
AutoZone Inc *	1,788	5,375
Bath & Body Works Inc	23,049	1,053
Best Buy Co Inc	19,635	1,588
Booking Holdings Inc *	3,537	12,269
BorgWarner Inc	23,827	742
Caesars Entertainment Inc *	21,866	951
CarMax Inc *	16,084	1,271
Carnival Corp, Cl A *	102,128	1,620
Chipotle Mexican Grill Inc, Cl A *	2,782	7,480
Darden Restaurants Inc	12,196	2,082
Domino's Pizza Inc	3,536	1,585
DR Horton Inc	30,549	4,565
eBay Inc	52,610	2,487
Etsy Inc *	12,138	870
Expedia Group Inc *	13,515	1,849
Ford Motor Co	398,587	4,958
Garmin Ltd	15,516	2,131
General Motors Co	138,821	5,689
Genuine Parts Co	14,211	2,121
Hasbro Inc	13,220	665
Hilton Worldwide Holdings Inc	25,995	5,311
Home Depot Inc/The	101,374	38,584
Las Vegas Sands Corp	37,420	2,040
Lennar Corp, Cl A	25,357	4,019

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LKQ Corp	27,126	$1,418
Lowe's Cos Inc	58,501	14,080
Lululemon Athletica Inc *	11,673	5,452
Marriott International Inc/MD, Cl A	25,007	6,249
McDonald's Corp	73,526	21,490
MGM Resorts International *	27,700	1,199
Mohawk Industries Inc *	5,800	688
NIKE Inc, Cl B	124,075	12,895
Norwegian Cruise Line Holdings Ltd *	43,124	836
NVR Inc *	322	2,455
O'Reilly Automotive Inc *	5,997	6,521
Pool Corp	3,921	1,561
PulteGroup Inc	21,854	2,369
Ralph Lauren Corp, Cl A	4,030	749
Ross Stores Inc	34,326	5,113
Royal Caribbean Cruises Ltd *	23,896	2,948
Starbucks Corp	115,822	10,992
Tapestry Inc	23,232	1,104
Tesla Inc *	280,348	56,597
TJX Cos Inc/The	115,973	11,498
Tractor Supply Co	10,959	2,787
Ulta Beauty Inc *	4,990	2,737
VF Corp	33,507	548
Whirlpool Corp	5,560	597
Wynn Resorts Ltd	9,732	1,024
Yum! Brands Inc	28,414	3,933

		461,307
Consumer Staples — 5.3%
Altria Group Inc	179,283	7,334
Archer-Daniels-Midland Co	54,067	2,871
Brown-Forman Corp, Cl B	18,548	1,117
Bunge Global	14,727	1,390
Campbell Soup Co	19,912	849
Church & Dwight Co Inc	24,975	2,500
Clorox Co/The	12,570	1,927
Coca-Cola Co/The	394,428	23,674
Colgate-Palmolive Co	83,463	7,221
Conagra Brands Inc	48,450	1,360
Constellation Brands Inc, Cl A	16,383	4,072
Costco Wholesale Corp	44,880	33,386
Dollar General Corp	22,248	3,233
Dollar Tree Inc *	21,186	3,108
Estee Lauder Cos Inc/The, Cl A	23,548	3,499
General Mills Inc	58,923	3,782
Hershey Co/The	15,193	2,855
Hormel Foods Corp	29,360	1,037
J M Smucker Co/The	10,758	1,293
Kellanova	26,735	1,474
Kenvue Inc	174,706	3,319
Keurig Dr Pepper Inc	102,057	3,053
Kimberly-Clark Corp	34,256	4,151
Kraft Heinz Co/The	80,815	2,851

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kroger Co/The	67,082	$3,328
Lamb Weston Holdings Inc	14,691	1,502
McCormick & Co Inc/MD	25,473	1,754
Molson Coors Beverage Co, Cl B	18,770	1,172
Mondelez International Inc, Cl A	137,902	10,077
Monster Beverage Corp *	74,881	4,425
PepsiCo Inc	139,366	23,043
Philip Morris International Inc	157,363	14,156
Procter & Gamble Co/The	238,912	37,973
Sysco Corp	51,110	4,138
Target Corp	46,792	7,155
Tyson Foods Inc, Cl A	28,913	1,568
Walgreens Boots Alliance Inc	72,685	1,545
Walmart Inc	433,811	25,426

		258,618
Energy — 3.3%
APA Corp	31,091	926
Baker Hughes Co, Cl A	101,999	3,018
Chevron Corp	177,961	27,052
ConocoPhillips	120,365	13,546
Coterra Energy Inc, Cl A	76,248	1,966
Devon Energy Corp	64,946	2,862
Diamondback Energy Inc	18,143	3,311
EOG Resources Inc	59,112	6,766
EQT Corp	41,696	1,549
Exxon Mobil Corp	406,045	42,440
Halliburton Co	90,729	3,182
Hess Corp	28,022	4,084
Kinder Morgan Inc	196,026	3,409
Marathon Oil Corp	59,325	1,439
Marathon Petroleum Corp	38,489	6,513
Occidental Petroleum Corp	66,931	4,057
ONEOK Inc	59,052	4,436
Phillips 66	44,597	6,355
Pioneer Natural Resources Co	23,650	5,562
Schlumberger NV	144,799	6,998
Targa Resources Corp	22,603	2,220
Valero Energy Corp	34,511	4,882
Williams Cos Inc/The	123,313	4,432

		161,005
Financials — 11.6%
Aflac Inc	53,906	4,352
Allstate Corp/The	26,527	4,232
American Express Co	58,358	12,805
American International Group Inc	71,164	5,187
Ameriprise Financial Inc	10,258	4,179
Aon PLC, Cl A	20,295	6,413
Arch Capital Group Ltd *	37,828	3,313
Arthur J Gallagher & Co	21,885	5,338
Assurant Inc	5,331	967
Bank of America Corp	697,910	24,092

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Bank of New York Mellon Corp/The	77,959	$4,373
Berkshire Hathaway Inc, Cl B *	184,432	75,507
BlackRock Inc, Cl A	14,175	11,501
Blackstone Inc	72,026	9,206
Brown & Brown Inc	23,945	2,016
Capital One Financial Corp	38,605	5,312
Cboe Global Markets Inc	10,700	2,054
Charles Schwab Corp/The	150,856	10,074
Chubb Ltd	41,356	10,408
Cincinnati Financial Corp	15,905	1,813
Citigroup Inc	194,005	10,765
Citizens Financial Group Inc	47,260	1,484
CME Group Inc, Cl A	36,491	8,041
Comerica Inc	13,368	660
Discover Financial Services	25,348	3,060
Everest Group Ltd	4,399	1,623
Eversource Energy	35,410	2,079
FactSet Research Systems Inc	3,851	1,781
Fidelity National Information Services Inc	60,059	4,156
Fifth Third Bancorp	69,033	2,371
Fiserv Inc *	60,839	9,081
FleetCor Technologies Inc *	7,319	2,044
Franklin Resources Inc	28,577	785
Global Payments Inc	26,395	3,423
Globe Life Inc	8,682	1,102
Goldman Sachs Group Inc/The	33,057	12,861
Hartford Financial Services Group Inc/The	30,488	2,922
Huntington Bancshares Inc/OH	146,788	1,914
Intercontinental Exchange Inc	58,019	8,031
Invesco Ltd	45,570	702
Jack Henry & Associates Inc	7,382	1,283
JPMorgan Chase & Co	293,054	54,526
KeyCorp	94,906	1,354
Loews Corp	18,557	1,394
M&T Bank Corp	16,823	2,351
MarketAxess Holdings Inc	3,842	820
Marsh & McLennan Cos Inc	49,981	10,110
Mastercard Inc, Cl A	83,941	39,852
MetLife Inc	63,026	4,395
Moody's Corp	15,953	6,053
Morgan Stanley	128,109	11,023
MSCI Inc, Cl A	8,017	4,497
Nasdaq Inc	34,506	1,939
Northern Trust Corp	20,987	1,724
PayPal Holdings Inc *	109,288	6,595
PNC Financial Services Group Inc/The	40,379	5,944
Principal Financial Group Inc	22,234	1,798
Progressive Corp/The	59,304	11,242
Prudential Financial Inc	36,594	3,988
Raymond James Financial Inc	19,049	2,292
Regions Financial Corp	94,278	1,756
S&P Global Inc	32,843	14,069

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
State Street Corp	31,280	$2,306
Synchrony Financial	41,946	1,732
T Rowe Price Group Inc	22,653	2,568
Travelers Cos Inc/The	23,152	5,116
Truist Financial Corp	135,191	4,729
US Bancorp	157,829	6,623
Visa Inc, Cl A	161,580	45,669
W R Berkley Corp	20,650	1,726
Wells Fargo & Co	368,130	20,464
Willis Towers Watson PLC	10,467	2,853
Zions Bancorp NA	15,017	592

		565,410
Health Care — 11.1%
Abbott Laboratories	175,909	20,870
AbbVie Inc	178,968	31,507
Agilent Technologies Inc	29,659	4,074
Align Technology Inc *	7,220	2,184
Amgen Inc	54,250	14,855
Baxter International Inc	51,426	2,104
Becton Dickinson & Co	29,408	6,927
Biogen Inc *	14,688	3,187
Bio-Rad Laboratories Inc, Cl A *	2,122	692
Bio-Techne Corp	16,031	1,179
Boston Scientific Corp *	148,425	9,827
Bristol-Myers Squibb Co	206,258	10,468
Cardinal Health Inc	24,984	2,798
Catalent Inc *	18,274	1,048
Cencora Inc	16,899	3,981
Centene Corp *	54,151	4,247
Charles River Laboratories International Inc *	5,200	1,322
Cigna Group/The	29,662	9,971
Cooper	20,080	1,880
CVS Health Corp	130,196	9,683
Danaher Corp	66,664	16,875
DaVita Inc *	5,460	693
DENTSPLY SIRONA Inc	21,476	702
Dexcom Inc *	39,166	4,507
Edwards Lifesciences Corp *	61,479	5,218
Elevance Health Inc	23,817	11,938
Eli Lilly & Co	80,832	60,921
GE HealthCare Technologies Inc	41,081	3,750
Gilead Sciences Inc	126,308	9,107
HCA Healthcare Inc	20,078	6,258
Henry Schein Inc *	13,237	1,012
Hologic Inc *	24,829	1,832
Humana Inc	12,479	4,372
IDEXX Laboratories Inc *	8,423	4,845
Illumina Inc *	16,097	2,251
Incyte Corp *	18,855	1,100
Insulet Corp *	7,078	1,161
Intuitive Surgical Inc *	35,689	13,762

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
IQVIA Holdings Inc *	18,563	$4,588
Johnson & Johnson	244,020	39,380
Laboratory Corp of America Holdings	8,606	1,857
McKesson Corp	13,488	7,033
Medtronic PLC	134,873	11,243
Merck & Co Inc	256,868	32,661
Mettler-Toledo International Inc *	2,198	2,741
Moderna Inc *	33,625	3,102
Molina Healthcare Inc *	5,910	2,328
Pfizer Inc	572,363	15,202
Quest Diagnostics Inc	11,397	1,423
Regeneron Pharmaceuticals Inc *	10,859	10,491
ResMed Inc	14,910	2,590
Revvity Inc	12,509	1,371
STERIS PLC	10,015	2,333
Stryker Corp	34,273	11,964
Teleflex Inc	4,764	1,061
Thermo Fisher Scientific Inc	39,166	22,332
UnitedHealth Group Inc	93,757	46,278
Universal Health Services Inc, Cl B	6,184	1,033
Vertex Pharmaceuticals Inc *	26,121	10,990
Viatris Inc	121,608	1,504
Waters Corp *	5,994	2,023
West Pharmaceutical Services Inc	7,500	2,688
Zimmer Biomet Holdings Inc	21,184	2,634
Zoetis Inc, Cl A	46,539	9,230

		543,188
Industrials — 7.8%
3M Co	55,987	5,157
A O Smith Corp	12,451	1,032
Allegion PLC	8,899	1,138
American Airlines Group Inc *	66,248	1,039
AMETEK Inc	23,396	4,215
Automatic Data Processing Inc	41,693	10,470
Axon Enterprise Inc *	7,140	2,195
Boeing Co/The *	57,645	11,743
Broadridge Financial Solutions Inc	11,926	2,428
Builders FirstSource Inc *	12,509	2,441
Carrier Global Corp	85,052	4,727
Caterpillar Inc	51,712	17,270
CH Robinson Worldwide Inc	11,825	876
Cintas Corp	8,776	5,517
Copart Inc *	88,572	4,708
CSX Corp	200,315	7,600
Cummins Inc	14,368	3,859
Dayforce *(A)	15,811	1,103
Deere & Co	27,150	9,911
Delta Air Lines Inc	65,226	2,757
Dover Corp	14,180	2,345
Eaton Corp PLC	40,476	11,698
Emerson Electric Co	57,790	6,175
Equifax Inc	12,490	3,417

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Expeditors International of Washington Inc	14,738	$1,763
Fastenal Co	57,923	4,229
FedEx Corp	23,447	5,838
Fortive Corp	35,624	3,033
Generac Holdings Inc *	6,227	701
General Dynamics Corp	22,960	6,274
General Electric Co	110,327	17,309
Honeywell International Inc	66,827	13,281
Howmet Aerospace Inc	39,651	2,639
Hubbell Inc, Cl B	5,436	2,069
Huntington Ingalls Industries Inc	4,027	1,174
IDEX Corp	7,666	1,808
Illinois Tool Works Inc	27,755	7,276
Ingersoll Rand Inc	41,033	3,748
Jacobs Solutions Inc	12,764	1,872
JB Hunt Transport Services Inc	8,260	1,704
Johnson Controls International PLC	68,962	4,087
L3Harris Technologies Inc	19,213	4,067
Leidos Holdings Inc	13,939	1,782
Lockheed Martin Corp	22,383	9,585
Masco Corp	22,757	1,747
Nordson Corp	5,490	1,458
Norfolk Southern Corp	22,923	5,808
Northrop Grumman Corp	14,368	6,624
Old Dominion Freight Line Inc	9,070	4,013
Otis Worldwide Corp	41,486	3,954
PACCAR Inc	53,023	5,880
Parker-Hannifin Corp	13,023	6,973
Paychex Inc	32,589	3,996
Paycom Software Inc	4,972	907
Pentair PLC	16,756	1,303
Quanta Services Inc	14,727	3,557
Republic Services Inc, Cl A	20,731	3,806
Robert Half Inc	10,734	863
Rockwell Automation Inc	11,624	3,314
Rollins Inc	28,458	1,254
RTX Corp	145,756	13,070
Snap-on Inc	5,350	1,475
Southwest Airlines Co	60,427	2,071
Stanley Black & Decker Inc	15,541	1,388
Textron Inc	19,869	1,770
Trane Technologies PLC	23,152	6,528
TransDigm Group Inc	5,607	6,604
Uber Technologies Inc *	208,600	16,584
Union Pacific Corp	61,793	15,676
United Airlines Holdings Inc *	33,247	1,512
United Parcel Service Inc, Cl B	73,315	10,870
United Rentals Inc	6,871	4,763
Veralto	22,221	1,920
Verisk Analytics Inc, Cl A	14,701	3,556
Waste Management Inc	37,154	7,641
Westinghouse Air Brake Technologies Corp	18,161	2,566

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
WW Grainger Inc	4,478	$4,359
Xylem Inc/NY	24,437	3,105

		378,975
Information Technology — 26.5%
Accenture PLC, Cl A	63,619	23,843
Adobe Inc *	46,153	25,859
Advanced Micro Devices Inc *	163,776	31,532
Akamai Technologies Inc *	15,289	1,696
Amphenol Corp, Cl A	60,649	6,625
Analog Devices Inc	50,513	9,689
ANSYS Inc *	8,798	2,940
Apple Inc	1,481,951	267,863
Applied Materials Inc	84,797	17,097
Arista Networks Inc *	25,544	7,090
Autodesk Inc *	21,669	5,594
Broadcom Inc	44,495	57,865
Cadence Design Systems Inc *	27,578	8,394
CDW Corp/DE	13,579	3,343
Cisco Systems Inc	410,593	19,860
Cognizant Technology Solutions Corp, Cl A	50,827	4,016
Corning Inc	77,836	2,509
Enphase Energy Inc *	13,842	1,758
EPAM Systems Inc *	5,849	1,780
F5 Inc *	6,052	1,133
Fair Isaac Corp *	2,505	3,181
First Solar Inc *	10,831	1,667
Fortinet Inc *	64,608	4,465
Gartner Inc *	7,901	3,678
Gen Digital Inc	57,154	1,228
Hewlett Packard Enterprise Co	130,041	1,981
HP Inc	88,157	2,498
Intel Corp	427,365	18,398
International Business Machines Corp	92,561	17,127
Intuit Inc	28,409	18,832
Jabil Inc	12,969	1,869
Juniper Networks Inc	32,323	1,197
Keysight Technologies Inc *	18,000	2,777
KLA Corp	13,779	9,401
Lam Research Corp	13,359	12,534
Microchip Technology Inc	54,844	4,615
Micron Technology Inc	111,305	10,085
Microsoft Corp	753,390	311,632
Monolithic Power Systems Inc	4,857	3,497
Motorola Solutions Inc	16,824	5,559
NetApp Inc	21,165	1,886
NVIDIA Corp	250,378	198,079
NXP Semiconductors NV	26,129	6,525
ON Semiconductor Corp *	43,659	3,446
Oracle Corp	161,057	17,987
Palo Alto Networks Inc *	31,507	9,785
PTC Inc *	12,046	2,205
Qorvo Inc *	9,868	1,130

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
QUALCOMM Inc	112,822	$17,802
Roper Technologies Inc	10,828	5,898
Salesforce Inc *	98,631	30,459
Seagate Technology Holdings PLC	19,720	1,835
ServiceNow Inc *	20,780	16,029
Skyworks Solutions Inc	16,157	1,695
Synopsys Inc *	15,416	8,845
TE Connectivity Ltd	31,503	4,523
Teledyne Technologies Inc *	4,783	2,044
Teradyne Inc	15,497	1,605
Texas Instruments Inc	92,062	15,405
Trimble Inc *	25,217	1,543
Tyler Technologies Inc *	4,265	1,864
VeriSign Inc *	9,004	1,758
Western Digital Corp *	32,868	1,955
Zebra Technologies Corp, Cl A *	5,206	1,455

		1,292,465
Materials — 2.0%
Air Products and Chemicals Inc	22,519	5,270
Albemarle Corp	11,896	1,640
Amcor PLC	146,511	1,327
Avery Dennison Corp	8,163	1,768
Ball Corp	31,961	2,046
Celanese Corp, Cl A	10,152	1,543
CF Industries Holdings Inc	19,367	1,563
Corteva Inc	71,437	3,823
Dow Inc	71,099	3,973
DuPont de Nemours Inc	43,592	3,016
Eastman Chemical Co	12,019	1,055
Ecolab Inc	25,724	5,784
FMC Corp	12,647	713
Freeport-McMoRan Inc, Cl B	145,359	5,496
International Flavors & Fragrances Inc	25,877	1,954
International Paper Co	35,075	1,240
Linde PLC	49,152	22,061
LyondellBasell Industries NV, Cl A	25,975	2,605
Martin Marietta Materials Inc	6,265	3,619
Mosaic Co/The	33,130	1,032
Newmont Corp	116,825	3,651
Nucor Corp	24,920	4,792
Packaging Corp of America	9,085	1,646
PPG Industries Inc	23,902	3,385
Sherwin-Williams Co/The	23,871	7,926
Steel Dynamics Inc	15,419	2,063
Vulcan Materials Co	13,469	3,581
Westrock Co	25,991	1,177

		99,749
Real Estate — 2.1%
Alexandria Real Estate Equities Inc ‡	15,854	1,977
American Tower Corp, Cl A ‡	47,254	9,397
AvalonBay Communities Inc ‡	14,396	2,548

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Boston Properties Inc ‡	14,636	$947
Camden Property Trust ‡	10,823	1,023
CBRE Group Inc, Cl A *	30,896	2,839
CoStar Group Inc *	41,395	3,603
Crown Castle Inc ‡	43,993	4,837
Digital Realty Trust Inc ‡	30,699	4,507
Equinix Inc ‡	9,517	8,459
Equity Residential ‡	35,028	2,109
Essex Property Trust Inc ‡	6,506	1,505
Extra Space Storage Inc ‡	21,417	3,019
Federal Realty Investment Trust ‡	7,447	751
Healthpeak Properties Inc ‡	61,400	1,028
Host Hotels & Resorts Inc ‡	71,508	1,483
Invitation Homes Inc ‡	58,311	1,987
Iron Mountain Inc ‡	29,598	2,328
Kimco Realty Corp ‡	67,410	1,332
Mid-America Apartment Communities Inc ‡	11,828	1,486
Prologis Inc ‡	93,661	12,482
Public Storage ‡	16,042	4,554
Realty Income Corp ‡	84,299	4,393
Regency Centers Corp ‡	16,652	1,032
SBA Communications Corp, Cl A ‡	10,936	2,288
Simon Property Group Inc ‡	33,070	4,899
UDR Inc ‡	30,675	1,089
Ventas Inc ‡	40,788	1,725
VICI Properties Inc, Cl A ‡	104,868	3,139
Welltower Inc ‡	56,104	5,171
Weyerhaeuser Co ‡	73,998	2,544

		100,481
Utilities — 1.8%
AES Corp/The	67,879	1,032
Alliant Energy Corp	25,867	1,235
Ameren Corp	26,654	1,897
American Electric Power Co Inc	53,307	4,541
American Water Works Co Inc	19,737	2,340
Atmos Energy Corp	15,053	1,700
CenterPoint Energy Inc	63,986	1,760
CMS Energy Corp	29,575	1,697
Consolidated Edison Inc	34,994	3,052
Constellation Energy Corp	32,375	5,454
Dominion Energy Inc	84,824	4,057
DTE Energy Co	20,900	2,264
Duke Energy Corp	78,125	7,174
Edison International	38,853	2,643
Entergy Corp	21,436	2,177
Evergy Inc	23,286	1,154
Exelon Corp	100,905	3,616
FirstEnergy Corp	52,350	1,917
NextEra Energy Inc	207,976	11,478
NiSource Inc	41,891	1,092
NRG Energy Inc	22,885	1,266
PG&E Corp	216,268	3,609

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pinnacle West Capital Corp	11,495	$785
PPL Corp	74,720	1,970
Public Service Enterprise Group Inc	50,513	3,152
Sempra	63,793	4,504
Southern Co/The	110,553	7,435
WEC Energy Group Inc	31,975	2,510
Xcel Energy Inc	55,936	2,947

		90,458
Total Common Stock
(Cost $1,532,089) ($ Thousands)		4,337,457

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.370% **†(B)	1,240,948	$1,230

Total Affiliated Partnership
(Cost $1,240) ($ Thousands)		1,230

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	82,873,347	82,873

Total Cash Equivalent
(Cost $82,873) ($ Thousands)		82,873

Total Investments in Securities — 90.5%
(Cost $1,616,202) ($ Thousands)		$4,421,560

A list of the open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	318	Mar-2024	$77,757	$81,150	$3,393

Percentages are based on Net Assets of $4,885,365 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2024.
(B)	This security was purchased with cash collateral held from securities on loan . The total market value of such securities as of February 29, 2024 was $1,230 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$715	$25,299	$(24,782)	$(1)	$(1)	$1,230	$2	$—
SEI Daily Income Trust, Government Fund, Institutional Class	25,389	763,717	(706,233)	—	—	82,873	2,923	—
Totals	$26,104	$789,016	$(731,015)	$(1)	$(1)	$84,103	$2,925	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 85.9%

Communication Services — 3.3%
Advantage Solutions Inc *	18,900	$72
AMC Entertainment Holdings Inc, Cl A *(A)	42,093	182
AMC Networks Inc, Cl A *	6,660	86
Anterix Inc *	1,400	56
AST SpaceMobile, Cl A *(A)	21,700	69
Atlanta Braves Holdings Inc, Cl A *	1,803	76
Atlanta Braves Holdings Inc, Cl C *	8,905	348
ATN International Inc	2,267	76
Bandwidth Inc, Cl A *	5,000	103
Boston Omaha Corp, Cl A *	4,300	71
Bumble Inc, Cl A *	18,100	207
Cable One Inc	900	410
Cardlytics Inc *	7,100	59
Cargurus Inc, Cl A *	15,000	332
Cars.com Inc *	13,800	253
Cinemark Holdings Inc *	16,640	290
Clear Channel Outdoor Holdings, Cl A *	88,200	152
Cogent Communications Holdings Inc	7,004	567
Consolidated Communications Holdings Inc *	16,612	72
Daily Journal Corp *	300	102
DHI Group Inc *	9,600	27
EchoStar Corp, Cl A *	23,189	304
Entravision Communications Corp, Cl A	14,200	55
Eventbrite Inc, Cl A *	16,900	95
EverQuote Inc, Cl A *	4,400	70
EW Scripps Co/The, Cl A *	13,896	56
Frontier Communications Parent Inc *	40,500	959
fuboTV Inc *	64,800	134
Gannett Co Inc *	32,687	70
GCI Liberty - Escrow *	23,647	—
Globalstar Inc *	146,200	228
Gogo Inc *	8,900	73
Gray Television Inc	19,500	114
Grindr *	10,600	88
IAC Inc *	12,076	686
IDT Corp, Cl B *	4,100	153
iHeartMedia Inc, Cl A *	24,700	68
IMAX Corp *	10,100	173
Integral Ad Science Holding Corp *	7,600	79
Iridium Communications Inc	19,846	575
John Wiley & Sons Inc, Cl A	6,972	232
Liberty Broadband Corp, Cl A *	2,983	179
Liberty Broadband Corp, Cl C *	19,314	1,162
Liberty Latin America Ltd, Cl A *	8,300	53
Liberty Latin America Ltd, Cl C *	25,062	163
Liberty Media Corp-Liberty Formula One, Cl A *	4,108	269
Liberty Media Corp-Liberty Formula One, Cl C *	32,742	2,382
Liberty Media Corp-Liberty Live, Cl A *	3,509	135

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Media Corp-Liberty SiriusXM *	25,122	$728
Liberty Media Corp-Liberty SiriusXM, Cl A *	13,335	389
Liberty Media -Liberty Live, Cl C *	9,199	366
Lions Gate Entertainment Corp, Cl A *	14,516	141
Lions Gate Entertainment Corp, Cl B *	21,575	196
Lumen Technologies Inc *	149,700	242
Madison Square Garden Entertainment Corp, Cl A *	5,811	224
Madison Square Garden Sports Corp, Cl A *	2,979	561
Magnite Inc *	23,838	286
Marcus Corp/The	5,161	76
MediaAlpha Inc, Cl A *	1,037	21
New York Times Co/The, Cl A	26,882	1,190
Nexstar Media Group Inc, Cl A	5,544	921
Nextdoor Holdings Inc *	29,000	63
Ooma Inc *	6,900	70
Outbrain Inc *	5,800	21
Pinterest Inc, Cl A *	99,311	3,645
Playstudios Inc *	21,200	50
Playtika Holding Corp *	4,725	35
PubMatic Inc, Cl A *	10,400	218
QuinStreet Inc *	11,286	165
Reservoir Media Inc *	4,100	30
ROBLOX Corp, Cl A *	78,700	3,140
Roku Inc, Cl A *	20,548	1,298
Scholastic Corp	4,367	172
Shenandoah Telecommunications Co	10,404	194
Shutterstock Inc	5,297	258
Sinclair Inc	4,111	61
Sirius XM Holdings Inc (A)	102,481	453
Sphere Entertainment Co *	4,611	200
Spok Holdings Inc	1,500	27
Spotify Technology SA *	23,903	6,129
Stagwell Inc, Cl A *	13,400	72
TechTarget Inc *	6,100	193
TEGNA Inc	37,900	531
Telephone and Data Systems Inc	17,455	267
Thryv Holdings Inc *	6,500	136
TKO Group Holdings, Cl A	9,934	832
Trade Desk Inc/The, Cl A *	75,100	6,416
TripAdvisor Inc *	17,100	459
TrueCar Inc *	22,900	80
Vimeo Inc *	34,746	166
Vivid Seats Inc, Cl A *	5,600	34
WideOpenWest Inc *	11,700	47
Yelp Inc, Cl A *	10,398	400
Ziff Davis Inc *	7,357	506
ZipRecruiter Inc, Cl A *	15,100	192
ZoomInfo Technologies Inc, Cl A *	49,500	830

		44,896
Consumer Discretionary — 9.8%
1-800-Flowers.com Inc, Cl A *	5,400	56

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
2U Inc *(A)	15,900	$7
Aaron's Co Inc/The	6,958	54
Abercrombie & Fitch Co, Cl A *	8,000	1,022
Academy Sports & Outdoors Inc	11,800	882
Accel Entertainment Inc, Cl A *	14,200	161
Acushnet Holdings Corp	5,900	380
Adient PLC *	17,500	594
ADT Inc	42,561	309
Adtalem Global Education Inc *	6,081	301
Advance Auto Parts Inc	9,600	648
Allbirds Inc, Cl A *	12,300	11
American Axle & Manufacturing Holdings Inc *	23,398	162
American Eagle Outfitters Inc	29,522	701
America's Car-Mart Inc/TX *	1,250	84
AMMO Inc *	17,700	42
Aramark	39,000	1,183
Arko Corp	14,200	93
Asbury Automotive Group Inc *	3,398	710
Atmus Filtration Technologies Inc *(A)	3,400	81
AutoNation Inc *	4,600	689
Bally's Corp *	8,028	90
BARK Inc *	26,200	31
Beazer Homes USA Inc *	6,461	202
Beyond *	7,300	245
Big 5 Sporting Goods Corp	5,600	27
Big Lots Inc	7,446	40
Biglari Holdings Inc, Cl B *	182	32
Birkenstock Holding PLC *(A)	6,200	310
BJ's Restaurants Inc *	4,642	163
Bloomin' Brands Inc	16,050	436
Boot Barn Holdings Inc *	5,400	499
Bowlero Corp (A)	4,100	51
Boyd Gaming Corp	11,845	783
Bright Horizons Family Solutions Inc *	9,535	1,095
Brinker International Inc *	7,782	361
Brunswick Corp/DE	11,483	1,004
Buckle Inc/The	6,651	272
Build-A-Bear Workshop Inc, Cl A	3,200	77
Burlington Stores Inc *	10,900	2,236
Caleres Inc	5,576	215
Camping World Holdings Inc, Cl A	9,200	246
Capri Holdings Ltd *	18,600	858
CarParts.com Inc *	10,300	26
Carriage Services Inc, Cl A	3,506	87
Carrols Restaurant Group Inc	9,100	86
Carter's Inc	5,770	467
Carvana Co, Cl A *(A)	15,800	1,200
Cato Corp/The, Cl A	4,596	30
Cava Group *(A)	3,800	222
Cavco Industries Inc *	1,431	533
Century Casinos Inc *	6,200	18

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Century Communities Inc	4,400	$380
Cheesecake Factory Inc/The	7,223	256
Chegg Inc *	26,010	233
Children's Place Inc/The *(A)	3,433	66
Choice Hotels International Inc (A)	4,777	535
Churchill Downs Inc	11,862	1,446
Chuy's Holdings Inc *	2,569	87
Clarus Corp	6,221	36
Columbia Sportswear Co	6,644	549
ContextLogic Inc, Cl A *	4,577	30
Cooper-Standard Holdings Inc *	1,400	20
Coupang Inc, Cl A *	185,800	3,441
Coursera Inc *	19,900	320
Cracker Barrel Old Country Store Inc (A)	3,244	215
Cricut Inc, Cl A	9,500	46
Crocs Inc *	10,103	1,235
Dana Inc	26,098	326
Dave & Buster's Entertainment Inc *	6,200	383
Deckers Outdoor Corp *	4,404	3,944
Denny's Corp *	6,363	59
Designer Brands Inc, Cl A	6,492	69
Destination XL Group Inc *	13,400	53
Dick's Sporting Goods Inc	10,135	1,803
Dillard's Inc, Cl A	662	275
Dine Brands Global Inc	2,572	125
DoorDash Inc, Cl A *	52,100	6,490
Dorman Products Inc *	4,140	390
DraftKings Inc, Cl A *	70,782	3,066
Dream Finders Homes Inc, Cl A *	4,700	184
Duluth Holdings Inc, Cl B *	2,900	14
Duolingo Inc, Cl A *	4,800	1,147
El Pollo Loco Holdings Inc *	3,900	35
Ethan Allen Interiors Inc	5,276	176
European Wax Center Inc, Cl A *	8,000	113
Everi Holdings Inc *	18,900	224
EVgo Inc, Cl A *(A)	17,700	52
Figs Inc, Cl A *(A)	24,600	129
First Watch Restaurant Group Inc *	2,400	60
Fisker Inc *(A)	37,200	27
Five Below Inc *	9,205	1,847
Floor & Decor Holdings Inc, Cl A *	17,500	2,120
Foot Locker Inc	15,400	530
Fossil Group Inc *	10,700	11
Fox Factory Holding Corp *	7,700	390
Frontdoor Inc *	15,450	484
Full House Resorts Inc *	7,000	36
Funko Inc, Cl A *	6,000	42
GameStop Corp, Cl A *(A)	43,400	619
Gap Inc/The	31,500	597
Genesco Inc *	2,169	69
Gentex Corp	39,190	1,432
Gentherm Inc *	6,148	350

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
G-III Apparel Group Ltd *	5,906	$196
Golden Entertainment Inc	4,131	153
Goodyear Tire & Rubber Co/The *	44,868	533
GoPro Inc, Cl A *	29,300	69
Graham Holdings Co, Cl B	600	421
Grand Canyon Education Inc *	4,815	649
Green Brick Partners Inc *	5,100	298
Group 1 Automotive Inc	2,235	605
GrowGeneration Corp *	12,100	26
Guess? Inc	5,117	130
H&R Block Inc	24,300	1,189
Hanesbrands Inc *	69,800	377
Harley-Davidson Inc	21,100	765
Haverty Furniture Cos Inc	1,563	54
Helen of Troy Ltd *	4,348	543
Hibbett Inc	2,412	198
Hilton Grand Vacations Inc *	14,870	667
Holley Inc *	13,400	57
Hooker Furnishings Corp	3,700	91
Hovnanian Enterprises Inc, Cl A *	1,100	172
Hyatt Hotels Corp, Cl A	7,327	1,125
Inspired Entertainment Inc *	2,000	20
Installed Building Products Inc	3,900	932
International Game Technology PLC	17,100	465
iRobot Corp *(A)	6,202	71
Jack in the Box Inc	4,021	294
Johnson Outdoors Inc, Cl A	1,400	64
KB Home	11,585	770
Kohl's Corp	17,700	493
Kontoor Brands Inc	8,900	526
Krispy Kreme Inc (A)	14,400	186
Kura Sushi USA Inc, Cl A *	800	76
Lands' End Inc *	2,862	28
Landsea Homes Corp *	1,300	18
Latham Group Inc *	7,300	25
Laureate Education Inc, Cl A	23,400	314
La-Z-Boy Inc, Cl Z	8,826	335
LCI Industries	3,949	497
Lear Corp	9,671	1,328
Legacy Housing Corp *	1,400	36
Leggett & Platt Inc	21,000	429
Leslie's Inc *	29,056	230
LGI Homes Inc *	3,200	365
Life Time Group Holdings Inc *	8,300	114
Light & Wonder Inc, Cl A *	15,162	1,524
Lindblad Expeditions Holdings Inc *	6,900	64
Lithia Motors Inc, Cl A	4,533	1,356
Lovesac Co/The *	2,900	67
Lucid Group Inc *(A)	139,700	461
Luminar Technologies Inc, Cl A *(A)	55,900	134
M/I Homes Inc *	4,294	545
Macy's Inc	44,400	774

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Malibu Boats Inc, Cl A *	4,600	$201
Marine Products Corp	1,800	21
MarineMax Inc *	5,161	171
Marriott Vacations Worldwide Corp	6,672	622
MasterCraft Boat Holdings Inc *	2,100	46
Mattel Inc *	58,500	1,152
MDC Holdings Inc	9,668	606
Meritage Homes Corp	6,011	948
Mister Car Wash Inc *(A)	16,500	137
Modine Manufacturing Co *	8,374	751
Monarch Casino & Resort Inc	2,900	204
Mondee Holdings, Cl A *(A)	12,600	28
Monro Inc	6,428	216
Movado Group Inc	3,520	101
Murphy USA Inc	3,200	1,334
National Vision Holdings Inc *	11,700	274
Newell Brands Inc	60,400	453
Noodles & Co, Cl A *	11,000	28
Nordstrom Inc	20,100	421
ODP Corp/The *	4,912	277
Ollie's Bargain Outlet Holdings Inc *	10,100	810
ONE Group Hospitality Inc/The *	4,200	16
OneSpaWorld Holdings Ltd *	13,200	172
OneWater Marine Inc, Cl A *	2,200	57
Oxford Industries Inc	2,654	269
Papa John's International Inc (A)	6,442	463
Patrick Industries Inc	3,825	459
Peloton Interactive Inc, Cl A *	60,535	274
Penn Entertainment Inc *	29,000	531
Penske Automotive Group Inc	3,088	474
Perdoceo Education Corp	11,054	197
Petco Health & Wellness Co Inc, Cl A *	19,300	50
PetMed Express Inc	4,596	23
Phinia Inc	9,400	322
Planet Fitness Inc, Cl A *	14,000	869
PlayAGS Inc *	2,500	23
Polaris Inc	8,907	826
Portillo's Inc, Cl A *	10,200	148
Potbelly Corp *	1,200	17
Purple Innovation Inc, Cl A	10,765	20
PVH Corp	10,000	1,367
QuantumScape Corp, Cl A *(A)	52,400	329
RCI Hospitality Holdings Inc	1,400	79
Red Rock Resorts Inc, Cl A	8,500	493
Rent the Runway Inc, Cl A *(A)	3,700	1
Revolve Group Inc, Cl A *(A)	8,000	175
RH *	2,511	689
Rivian Automotive Inc, Cl A *(A)	110,500	1,251
Rocky Brands Inc	1,600	40
Rush Street Interactive Inc *	13,600	80
Sabre Corp *	55,600	147
Sally Beauty Holdings Inc *	19,191	242

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Savers Value Village *	6,200	$125
Service Corp International/US	24,689	1,807
Shake Shack Inc, Cl A *	6,100	649
Shoe Carnival Inc	4,152	136
Signet Jewelers Ltd	7,200	733
Six Flags Entertainment Corp *	14,058	356
Skechers USA Inc, Cl A *	22,246	1,375
Skyline Champion Corp *	8,700	729
Sleep Number Corp *	5,009	83
Smith & Wesson Brands Inc	6,283	86
Snap One Holdings Corp *	2,800	23
Solid Power Inc *(A)	28,800	47
Solo Brands Inc, Cl A *	2,600	7
Sonic Automotive Inc, Cl A	3,464	182
Sonos Inc *	24,300	461
Sportsman's Warehouse Holdings Inc *	9,400	34
Standard Motor Products Inc	4,766	151
Steven Madden Ltd	11,951	512
Stitch Fix Inc, Cl A *	17,800	57
Stoneridge Inc *	5,930	104
Strategic Education Inc	4,287	475
Stride Inc *	7,788	465
Sturm Ruger & Co Inc	3,942	171
Super Group SGHC Ltd *	27,000	89
Sweetgreen Inc, Cl A *	19,200	245
Target Hospitality Corp *	6,100	59
Taylor Morrison Home Corp, Cl A *	16,960	960
Tempur Sealy International Inc	27,892	1,519
Texas Roadhouse Inc, Cl A	11,166	1,668
Thor Industries Inc	8,490	1,088
ThredUp, Cl A *	14,000	28
Tile Shop Holdings Inc *	6,300	44
Tilly's Inc, Cl A *	5,243	40
Toll Brothers Inc	18,039	2,068
TopBuild Corp *	5,300	2,133
Topgolf Callaway Brands Corp *	27,706	395
Torrid Holdings Inc *(A)	2,700	14
Traeger Inc *	4,800	11
Travel + Leisure Co	13,300	594
Tri Pointe Homes Inc *	15,373	544
Udemy Inc *	17,700	200
Under Armour Inc, Cl A *	34,700	311
Under Armour Inc, Cl C *	35,800	306
United Parks & Resorts *	6,900	354
Universal Technical Institute Inc *	7,300	110
Upbound Group Inc, Cl A	10,240	346
Urban Outfitters Inc *	10,000	415
Vail Resorts Inc	6,312	1,454
Valvoline Inc *	22,836	974
Victoria's Secret & Co *	12,000	343
Vista Outdoor Inc *	10,973	342
Visteon Corp *	4,365	494

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vizio Holding Corp, Cl A *	17,400	$192
Warby Parker Inc, Cl A *	15,200	193
Wayfair Inc, Cl A *	13,500	805
Wendy's Co/The	31,975	579
Weyco Group Inc	1,200	39
Williams-Sonoma Inc	10,737	2,529
Wingstop Inc	5,000	1,755
Winmark Corp	491	186
Winnebago Industries Inc	4,435	318
Wolverine World Wide Inc	17,896	182
Workhorse Group Inc *(A)	25,800	9
Worthington Enterprises Inc	5,702	354
WW International Inc *	12,174	38
Wyndham Hotels & Resorts Inc (A)	13,500	1,033
XPEL Inc *	4,800	252
Xponential Fitness Inc, Cl A *	5,600	56
YETI Holdings Inc *	14,000	575
Zumiez Inc *	4,803	85

		131,537
Consumer Staples — 2.6%
Albertsons Cos Inc, Cl A	69,600	1,411
Alico Inc	1,400	39
Andersons Inc/The	5,699	315
B&G Foods Inc, Cl A (A)	14,611	169
Beauty Health Co/The *	17,700	59
BellRing Brands Inc *	21,802	1,242
Benson Hill Inc *	43,900	11
Beyond Meat Inc *(A)	13,000	139
BJ's Wholesale Club Holdings Inc *	22,300	1,629
Boston Beer Co Inc/The, Cl A *	1,483	457
BRC Inc, Cl A *(A)	5,800	24
Calavo Growers Inc	4,426	128
Cal-Maine Foods Inc	7,828	450
Casey's General Stores Inc	6,259	1,906
Celsius Holdings Inc *	24,100	1,967
Central Garden & Pet Co *	2,600	114
Central Garden & Pet Co, Cl A *	10,061	379
Chefs' Warehouse Inc/The *	7,021	267
Coca-Cola Consolidated Inc	789	663
Coty Inc, Cl A *	61,800	776
Darling Ingredients Inc *	26,257	1,111
Dole PLC	14,200	168
Duckhorn Portfolio Inc/The *	8,000	76
Edgewell Personal Care Co	9,845	376
elf Beauty Inc *	9,000	1,877
Energizer Holdings Inc	10,945	312
Flowers Foods Inc	30,608	686
Fresh Del Monte Produce Inc	6,181	148
Freshpet Inc *	7,100	802
Grocery Outlet Holding Corp *	18,100	467
Hain Celestial Group Inc/The *	15,660	157
Herbalife Ltd *	20,144	178

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HF Foods Group Inc *	9,900	$37
Ingles Markets Inc, Cl A	2,645	204
Ingredion Inc	10,965	1,290
Inter Parfums Inc	2,906	426
J & J Snack Foods Corp	2,364	343
John B Sanfilippo & Son Inc	1,819	186
Lancaster Colony Corp	3,129	647
Limoneira Co	3,400	63
Maplebear *	2,600	85
Medifast Inc	1,764	71
MGP Ingredients Inc	2,800	238
Mission Produce Inc *	9,300	98
National Beverage Corp *	5,204	274
Natural Grocers by Vitamin Cottage Inc	1,085	18
Nature's Sunshine Products Inc *	2,937	52
Nu Skin Enterprises Inc, Cl A	11,205	140
Oil-Dri Corp of America	1,400	100
Olaplex Holdings Inc *	29,300	54
Performance Food Group Co *	25,827	1,983
Pilgrim's Pride Corp *	6,007	191
Post Holdings Inc *	8,469	882
PriceSmart Inc	4,423	372
Primo Water Corp	24,500	397
Reynolds Consumer Products Inc	9,700	286
Seaboard Corp	50	164
Seneca Foods Corp, Cl A *	1,262	64
Simply Good Foods Co/The *	17,100	607
Sovos Brands Inc *(A)	11,000	251
SpartanNash Co	8,136	171
Spectrum Brands Holdings Inc	5,587	449
Sprouts Farmers Market Inc *	16,700	1,043
SunOpta Inc *	17,100	120
TreeHouse Foods Inc *	7,809	279
Turning Point Brands Inc	3,200	81
United Natural Foods Inc *	12,798	200
Universal Corp/VA	4,045	194
US Foods Holding Corp *	38,100	1,935
USANA Health Sciences Inc *	2,832	137
Utz Brands Inc	13,800	244
Vector Group Ltd	29,091	325
Village Super Market Inc, Cl A	1,962	54
Vita Coco Co Inc/The *	6,100	159
Vital Farms Inc *	5,500	99
Waldencast, Cl A *	7,000	47
WD-40 Co	2,186	587
Weis Markets Inc	3,604	234
Westrock Coffee *	7,900	80
WK Kellogg	12,700	186

		34,650
Energy — 3.9%
Amplify Energy Corp *	4,900	30
Antero Midstream Corp	55,400	742

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Antero Resources Corp *	47,080	$1,210
Archrock Inc	24,583	449
Ardmore Shipping Corp	7,800	127
Atlas Energy Solutions, Cl A	4,700	89
Berry Corp	19,400	137
Borr Drilling Ltd	47,100	284
Bristow Group Inc *	4,997	135
Cactus Inc, Cl A	10,200	468
California Resources Corp	11,200	584
Callon Petroleum Co *	11,100	346
Centrus Energy Corp, Cl A *	2,000	82
ChampionX Corp	32,100	997
Cheniere Energy Inc	40,865	6,342
Chesapeake Energy Corp (A)	20,993	1,738
Chord Energy Corp	6,930	1,126
Civitas Resources Inc	13,234	909
Clean Energy Fuels Corp *	29,988	88
CNX Resources Corp *	29,200	612
Comstock Resources Inc (A)	21,000	180
CONSOL Energy Inc	4,775	410
Core Laboratories Inc	9,300	139
Crescent Energy Co, Cl A	12,060	135
CVR Energy Inc	4,597	153
Delek US Holdings Inc	11,390	291
DHT Holdings Inc	27,900	302
Diamond Offshore Drilling Inc *	16,800	186
DMC Global Inc *	5,100	85
Dorian LPG Ltd	6,747	244
Dril-Quip Inc *	7,987	180
DT Midstream Inc	16,000	922
Empire Petroleum Corp *	1,033	6
Encore Energy *(A)	17,800	69
Energy Fuels Inc/Canada *(A)	36,000	228
Enviva Inc (A)	5,900	2
Equitrans Midstream Corp	70,900	758
Excelerate Energy Inc, Cl A	2,400	38
Expro Group Holdings NV *	15,357	275
FLEX LNG Ltd (A)	5,800	146
FutureFuel Corp	3,876	23
Gevo Inc *	45,000	40
Golar LNG Ltd	18,702	379
Green Plains Inc *	11,190	238
Gulfport Energy Corp *	2,200	312
Hallador Energy Co *	4,400	33
Helix Energy Solutions Group Inc *	24,169	218
Helmerich & Payne Inc	15,600	599
HF Sinclair Corp	24,100	1,338
HighPeak Energy Inc	1,100	18
International Seaways Inc	7,428	393
Kinetik Holdings Inc, Cl A (A)	3,900	138
Kodiak Gas Services	4,400	112
Kosmos Energy Ltd *	71,775	441

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Energy Inc, Cl A	26,300	$562
Magnolia Oil & Gas Corp, Cl A	28,900	655
Matador Resources Co	18,700	1,181
Murphy Oil Corp	24,400	968
Nabors Industries Ltd *	1,991	156
NACCO Industries Inc, Cl A	900	30
New Fortress Energy Inc, Cl A (A)	10,000	351
Newpark Resources Inc *	18,020	116
NextDecade Corp *	7,100	33
Noble Corp PLC	18,300	765
Nordic American Tankers Ltd	34,377	140
Northern Oil and Gas Inc	16,100	575
NOV Inc	65,100	1,100
Oceaneering International Inc *	15,446	305
Oil States International Inc *	16,699	90
Overseas Shipholding Group Inc, Cl A	17,900	109
Ovintiv Inc	43,200	2,134
Par Pacific Holdings Inc *	9,986	361
Patterson-UTI Energy Inc	57,055	660
PBF Energy Inc, Cl A	18,177	849
Peabody Energy Corp	18,000	446
Permian Resources Corp, Cl A	69,485	1,081
ProFrac Holding Corp, Cl A *	3,000	25
ProPetro Holding Corp *	19,200	142
Range Resources Corp	39,000	1,233
REX American Resources Corp *	3,900	172
Riley Exploration Permian Inc	1,200	28
Ring Energy Inc *(A)	10,000	14
RPC Inc	15,199	112
SandRidge Energy Inc	8,200	107
Scorpio Tankers Inc	7,613	511
SEACOR Marine Holdings Inc *	7,300	77
Seadrill Ltd *	10,000	422
Select Water Solutions Inc, Cl A	17,800	152
SFL Corp Ltd	22,476	300
SilverBow Resources Inc *	4,200	119
Sitio Royalties Corp, Cl A	15,221	347
SM Energy Co	19,313	845
Solaris Oilfield Infrastructure Inc, Cl A	5,400	46
Southwestern Energy Co *	182,771	1,274
Talos Energy Inc *	22,100	291
TechnipFMC PLC	72,500	1,573
Teekay Corp *	14,800	112
Teekay Tankers Ltd, Cl A	5,100	280
Tellurian Inc *(A)	101,800	81
TETRA Technologies Inc *	32,100	125
Texas Pacific Land Corp	1,000	1,575
Tidewater Inc *	8,500	595
Uranium Energy Corp *	67,700	439
US Silica Holdings Inc *	15,626	180
VAALCO Energy Inc	15,500	69
Valaris Ltd *	9,700	612

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vertex Energy Inc *(A)	13,700	$18
Vital Energy Inc *	3,800	191
Vitesse Energy Inc	5,143	117
W&T Offshore Inc	21,338	64
Weatherford International PLC *	11,800	1,211
World Kinect Corp	12,341	301

		51,953
Financials — 15.2%
1st Source Corp	2,758	137
ACNB Corp	1,900	67
AFC Gamma Inc ‡	2,800	32
Affiliated Managers Group Inc	5,700	891
Affirm Holdings Inc, Cl A *	37,600	1,411
AGNC Investment Corp ‡(A)	106,921	1,022
Alerus Financial Corp	3,400	74
Ally Financial Inc	45,400	1,679
Amalgamated Financial Corp	3,000	69
A-Mark Precious Metals Inc (A)	3,800	98
Ambac Financial Group Inc *	7,800	128
Amerant Bancorp Inc, Cl A	5,100	108
American Equity Investment Life Holding Co *	13,978	776
American Financial Group Inc/OH	12,153	1,552
American National Bankshares Inc	2,006	90
Ameris Bancorp	10,462	485
AMERISAFE Inc	2,633	139
Angel Oak Mortgage REIT Inc ‡	1,600	17
Annaly Capital Management Inc ‡	82,639	1,578
Apollo Commercial Real Estate Finance Inc ‡	28,819	323
Apollo Global Management Inc	89,084	9,960
Arbor Realty Trust Inc ‡(A)	28,600	383
Ares Commercial Real Estate Corp ‡	9,600	72
Ares Management Corp, Cl A	27,745	3,680
ARMOUR Residential REIT ‡(A)	9,884	196
Arrow Financial Corp	3,349	80
Artisan Partners Asset Management Inc, Cl A	11,800	508
AssetMark Financial Holdings Inc *	3,900	138
Associated Banc-Corp	24,036	501
Assured Guaranty Ltd	9,287	851
Atlantic Union Bankshares Corp	14,182	472
Atlanticus Holdings Corp *	1,100	36
AvidXchange Holdings Inc *	26,800	356
Axis Capital Holdings Ltd	12,768	799
Axos Financial Inc *	8,736	455
B Riley Financial Inc (A)	4,400	81
Banc of California Inc	25,414	372
BancFirst Corp	4,050	355
Banco Latinoamericano de Comercio Exterior SA, Cl E	3,812	107
Bancorp Inc/The *	8,092	361

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank First Corp (A)	1,500	$130
Bank of Hawaii Corp (A)	6,024	363
Bank of Marin Bancorp	3,614	60
Bank of NT Butterfield & Son Ltd/The	8,500	254
Bank OZK	17,470	765
BankUnited Inc	13,696	367
Bankwell Financial Group Inc	1,100	28
Banner Corp	7,051	309
Bar Harbor Bankshares	2,850	72
BayCom Corp	3,000	60
BCB Bancorp Inc	3,200	34
Berkshire Hills Bancorp Inc	8,691	187
BGC Group Inc, Cl A	55,936	389
Blackstone Mortgage Trust Inc, Cl A ‡(A)	27,500	560
Block Inc, Cl A *	92,409	7,344
Blue Foundry Bancorp *	6,000	57
Blue Owl Capital Inc, Cl A	76,100	1,367
Blue Ridge Bankshares Inc (A)	3,700	9
BOK Financial Corp	4,482	381
Bread Financial Holdings Inc	8,500	325
Bridgewater Bancshares Inc *	6,100	72
Brighthouse Financial Inc *	12,400	577
Brightsphere Investment Group Inc	7,363	167
BrightSpire Capital Inc, Cl A ‡	21,794	151
Brookline Bancorp Inc	20,233	198
BRP Group Inc, Cl A *	9,000	250
Burke & Herbert Financial Services (A)	1,700	93
Business First Bancshares Inc	4,300	97
Byline Bancorp Inc	5,970	124
Cadence Bank	29,631	820
Cambridge Bancorp	1,500	95
Camden National Corp	3,058	97
Cannae Holdings Inc *	13,962	305
Cantaloupe Inc *	14,900	97
Capital Bancorp Inc	1,900	39
Capital City Bank Group Inc	2,861	81
Capitol Federal Financial Inc	28,287	164
Capstar Financial Holdings Inc	2,400	45
Carlyle Group Inc/The	35,400	1,623
Carter Bankshares Inc *	7,100	94
Cass Information Systems Inc	3,154	152
Cathay General Bancorp	10,915	426
Central Pacific Financial Corp	6,810	127
Chicago Atlantic Real Estate Finance ‡	900	15
Chimera Investment Corp ‡	37,065	162
Citizens & Northern Corp	3,540	65
City Holding Co	2,985	300
Civista Bancshares Inc	3,400	51
Claros Mortgage Trust Inc ‡	14,700	142
CNA Financial Corp	4,375	192
CNB Financial Corp/PA	1,948	39
CNO Financial Group Inc	17,725	473

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coastal Financial Corp/WA *	1,900	$73
Cohen & Steers Inc	3,936	289
Coinbase Global Inc, Cl A *	28,800	5,863
Colony Bankcorp Inc	3,700	42
Columbia Banking System Inc	33,694	610
Columbia Financial Inc *	3,600	60
Commerce Bancshares Inc/MO	19,921	1,037
Community Bank System Inc	8,251	374
Community Trust Bancorp Inc	3,393	135
Compass Diversified Holdings	10,600	244
ConnectOne Bancorp Inc	8,383	166
Corebridge Financial Inc	37,700	936
Crawford & Co, Cl A	5,700	67
Credit Acceptance Corp *	1,112	616
CrossFirst Bankshares Inc *	11,500	148
Cullen/Frost Bankers Inc	9,805	1,064
Customers Bancorp Inc *	4,770	259
CVB Financial Corp	24,379	415
Diamond Hill Investment Group Inc	654	95
Dime Community Bancshares Inc	7,729	145
Donegal Group Inc, Cl A	2,500	35
Donnelley Financial Solutions Inc *	5,132	331
Dynex Capital Inc ‡	9,597	118
Eagle Bancorp Inc	4,406	105
East West Bancorp Inc	23,566	1,717
Eastern Bankshares Inc	27,200	351
eHealth Inc *	5,874	39
Ellington Financial Inc ‡(A)	13,700	155
Employers Holdings Inc	5,074	232
Enact Holdings Inc	6,300	175
Encore Capital Group Inc *	3,875	186
Enova International Inc *	4,366	276
Enstar Group Ltd *	1,951	601
Enterprise Bancorp Inc/MA	2,848	77
Enterprise Financial Services Corp	7,165	286
Equitable Holdings Inc	58,200	1,993
Equity Bancshares Inc, Cl A	3,900	124
Esquire Financial Holdings Inc	1,600	81
Essent Group Ltd (A)	17,100	916
Euronet Worldwide Inc *	7,788	852
Evercore Inc, Cl A	5,876	1,099
EVERTEC Inc	10,200	369
F&G Annuities & Life Inc	3,894	147
Farmers & Merchants Bancorp Inc/Archbold OH	3,200	65
Farmers National Banc Corp	6,800	92
FB Financial Corp	7,502	267
Federal Agricultural Mortgage Corp, Cl C	1,888	338
Fidelity D&D Bancorp Inc (A)	1,600	80
Fidelity National Financial Inc	43,766	2,214
Finance Of America Cos Inc, Cl A *	7,100	6
Financial Institutions Inc	3,243	60

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First American Financial Corp	16,572	$968
First Bancorp Inc/The	3,052	72
First BanCorp/Puerto Rico	32,716	555
First Bancorp/Southern Pines NC	7,645	261
First Bancshares Inc/The	4,600	114
First Bank/Hamilton NJ	3,700	50
First Busey Corp	10,492	242
First Business Financial Services Inc	1,800	63
First Citizens BancShares Inc/NC, Cl A	1,802	2,836
First Commonwealth Financial Corp	18,601	242
First Community Bankshares Inc	2,342	78
First Financial Bancorp	16,733	363
First Financial Bankshares Inc	21,012	650
First Financial Corp/IN	2,412	90
First Foundation Inc	9,100	72
First Hawaiian Inc	20,100	421
First Horizon Corp	92,725	1,307
First Interstate BancSystem Inc, Cl A	14,816	390
First Merchants Corp	11,318	376
First Mid Bancshares Inc	3,572	108
First of Long Island Corp/The	4,995	56
First Western Financial Inc *	1,800	25
FirstCash Holdings Inc	6,120	701
Five Star Bancorp	2,800	66
Flushing Financial Corp	6,070	78
Flywire Corp *	18,900	537
FNB Corp/PA	58,589	782
Forge Global Holdings *	31,460	65
Franklin BSP Realty Trust Inc ‡	16,854	218
Fulton Financial Corp	30,212	465
FVCBankcorp Inc *(A)	3,375	41
GCM Grosvenor Inc, Cl A	10,000	85
Genworth Financial Inc, Cl A *	86,500	532
German American Bancorp Inc	6,166	194
Glacier Bancorp Inc	17,975	673
Goosehead Insurance Inc, Cl A *	4,100	310
Granite Point Mortgage Trust Inc ‡	10,941	52
Great Southern Bancorp Inc	1,099	57
Green Dot Corp, Cl A *	9,255	76
Greene County Bancorp Inc	1,020	29
Greenlight Capital Re Ltd, Cl A *	6,409	81
Guaranty Bancshares Inc/TX (A)	1,500	43
Hamilton Lane Inc, Cl A	5,900	678
Hancock Whitney Corp	13,914	607
Hanmi Financial Corp	6,878	104
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡(A)	20,300	511
Hanover Insurance Group Inc/The	5,817	765
HarborOne Bancorp Inc	10,720	109
HBT Financial Inc	2,200	42
HCI Group Inc	1,115	109
Heartland Financial USA Inc	7,875	268

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Heritage Commerce Corp	13,600	$113
Heritage Financial Corp/WA	8,071	148
Hilltop Holdings Inc	9,500	293
Hingham Institution For Savings The (A)	300	50
Hippo Holdings Inc *	3,484	49
Home Bancorp Inc	1,800	66
Home BancShares Inc/AR	30,932	726
HomeStreet Inc	4,372	61
HomeTrust Bancshares Inc	4,102	108
Hope Bancorp Inc	19,295	212
Horace Mann Educators Corp	8,314	301
Horizon Bancorp Inc/IN	9,425	113
Houlihan Lokey Inc, Cl A	8,400	1,081
I3 Verticals Inc, Cl A *	4,800	102
Independent Bank Corp	8,020	418
Independent Bank Corp/MI	5,400	132
Independent Bank Group Inc	7,402	324
Interactive Brokers Group Inc, Cl A	17,427	1,895
International Bancshares Corp	9,850	511
International Money Express Inc *	5,400	106
Invesco Mortgage Capital Inc ‡	8,009	72
Investors Title Co	400	62
Jackson Financial Inc, Cl A	13,400	738
James River Group Holdings Ltd	8,200	82
Janus Henderson Group PLC	21,800	679
Jefferies Financial Group Inc	30,200	1,263
John Marshall Bancorp Inc	2,700	47
Kearny Financial Corp/MD	10,929	69
Kemper Corp	9,673	555
Kinsale Capital Group Inc	3,700	1,910
KKR & Co Inc	113,263	11,129
KKR Real Estate Finance Trust Inc ‡	12,500	122
Ladder Capital Corp, Cl A ‡	15,962	173
Lakeland Bancorp Inc	13,393	156
Lakeland Financial Corp	4,757	303
Lazard, Cl A	17,831	687
Lemonade Inc *(A)	10,200	166
LendingClub Corp *	22,600	183
LendingTree Inc *	2,700	107
Lincoln National Corp	27,700	763
Live Oak Bancshares Inc	4,800	191
LPL Financial Holdings Inc	12,762	3,419
Luther Burbank Corp *	4,422	40
Macatawa Bank Corp	5,200	51
Markel Group Inc *	2,223	3,318
Marqeta Inc, Cl A *	76,800	501
MBIA Inc	10,982	72
Mercantile Bank Corp	3,557	131
Merchants Bancorp/IN	3,300	141
Mercury General Corp	3,878	189
Metrocity Bankshares Inc	3,800	92
Metropolitan Bank Holding Corp *	2,100	82

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MFA Financial Inc ‡	16,624	$187
MGIC Investment Corp	45,418	903
Mid Penn Bancorp Inc	3,200	67
Midland States Bancorp Inc	2,600	63
MidWestOne Financial Group Inc	3,169	73
Moelis & Co, Cl A	12,300	665
Morningstar Inc	4,320	1,290
Mr Cooper Group Inc *	10,471	746
MVB Financial Corp	2,400	51
National Bank Holdings Corp, Cl A	6,400	217
National Western Life Group Inc, Cl A	410	199
Navient Corp	17,000	276
NBT Bancorp Inc	8,508	293
NCR Atleos *	12,941	282
Nelnet Inc, Cl A	2,731	234
NerdWallet Inc, Cl A *	5,800	98
New York Community Bancorp Inc (A)	114,315	548
New York Mortgage Trust Inc ‡	22,559	163
NewtekOne Inc	4,600	53
Nexpoint Real Estate Finance Inc ‡	1,600	22
NI Holdings Inc *	2,300	32
Nicolet Bankshares Inc	2,200	174
NMI Holdings Inc, Cl A *	14,800	445
Northeast Bank	1,500	80
Northfield Bancorp Inc	10,205	103
Northrim BanCorp Inc	1,800	89
Northwest Bancshares Inc	18,579	213
NU Holdings Ltd/Cayman Islands, Cl A *	397,300	4,402
OceanFirst Financial Corp	13,468	205
OFG Bancorp	9,125	330
Old National Bancorp/IN	47,661	783
Old Republic International Corp	43,544	1,261
Old Second Bancorp Inc	10,100	136
OmniAB Inc. *	2,598	—
OneMain Holdings Inc, Cl A	18,500	874
Open Lending Corp, Cl A *	23,800	173
Orange County Bancorp	1,000	46
Orchid Island Capital Inc, Cl A ‡(A)	7,420	64
Origin Bancorp Inc	5,000	149
Orrstown Financial Services Inc	700	19
Oscar Health Inc, Cl A *	30,600	498
P10 Inc, Cl A	8,600	80
Pacific Premier Bancorp Inc	14,636	335
Pagseguro Digital Ltd, Cl A *	31,200	434
Palomar Holdings Inc, Cl A *	4,700	358
Park National Corp	2,805	360
Parke Bancorp Inc	2,200	38
Pathward Financial Inc	5,400	275
Patria Investments Ltd, Cl A	10,800	161
Payoneer Global Inc *	44,700	217
Paysafe Ltd *	6,867	99
PCB Bancorp	2,600	42

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Peapack-Gladstone Financial Corp	3,154	$76
PennyMac Financial Services Inc	3,900	331
PennyMac Mortgage Investment Trust ‡	14,463	204
Peoples Bancorp Inc/OH	5,572	156
Peoples Financial Services Corp	1,600	65
Perella Weinberg Partners, Cl A	10,900	149
Pinnacle Financial Partners Inc	12,427	1,028
Pioneer Bancorp Inc/NY *	2,700	25
Piper Sandler Cos	3,177	598
PJT Partners Inc, Cl A	3,700	390
Popular Inc	11,656	975
PRA Group Inc *	7,658	196
Preferred Bank/Los Angeles CA	3,037	218
Premier Financial Corp	6,876	133
Primerica Inc	5,929	1,454
Primis Financial Corp	6,000	74
Priority Technology Holdings Inc *	1,600	5
ProAssurance Corp	11,625	143
PROG Holdings Inc *	9,178	283
Prosperity Bancshares Inc	14,335	895
Provident Financial Services Inc	12,178	184
QCR Holdings Inc	2,600	148
Radian Group Inc	25,548	744
RBB Bancorp	2,600	45
Ready Capital Corp ‡	29,838	263
Red River Bancshares Inc	1,200	60
Redwood Trust Inc ‡	27,405	168
Regional Management Corp	1,700	40
Reinsurance Group of America Inc, Cl A	11,216	1,984
Remitly Global Inc *	21,000	433
RenaissanceRe Holdings Ltd	8,406	1,890
Renasant Corp	11,160	353
Repay Holdings Corp, Cl A *	20,900	182
Republic Bancorp Inc/KY, Cl A	1,998	98
Rithm Capital Corp ‡	87,888	953
RLI Corp	6,682	979
Robinhood Markets Inc, Cl A *	113,000	1,843
Rocket Cos Inc, Cl A *(A)	21,000	264
Ryan Specialty Holdings Inc, Cl A *	15,600	817
S&T Bancorp Inc	8,332	260
Safety Insurance Group Inc	3,131	257
Sandy Spring Bancorp Inc	7,010	154
Seacoast Banking Corp of Florida	14,981	362
SEI Investments Co †	16,719	1,124
Selective Insurance Group Inc	9,884	1,033
Selectquote Inc *	28,700	56
ServisFirst Bancshares Inc	8,100	512
Shift4 Payments Inc, Cl A *	8,800	724
Shore Bancshares Inc	8,800	100
Sierra Bancorp	2,978	55
Simmons First National Corp, Cl A	19,253	370
SiriusPoint Ltd *	16,300	200

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Skyward Specialty Insurance Group Inc *	4,000	$146
SLM Corp	36,820	767
SmartFinancial Inc	3,100	67
SoFi Technologies Inc *(A)	155,800	1,399
South Plains Financial Inc	2,400	64
Southern First Bancshares Inc *	1,491	49
Southern Missouri Bancorp Inc	1,900	81
Southside Bancshares Inc	6,762	194
SouthState Corp	12,484	1,049
Starwood Property Trust Inc ‡	48,680	993
Stellar Bancorp Inc	9,840	233
StepStone Group Inc, Cl A	10,500	365
Sterling Bancorp Inc/MI *	2,158	11
Stewart Information Services Corp	4,541	286
Stifel Financial Corp	16,573	1,257
Stock Yards Bancorp Inc	4,502	206
StoneCo Ltd, Cl A *	47,400	816
StoneX Group Inc *	4,052	281
Summit Financial Group Inc	2,600	70
Synovus Financial Corp	23,792	903
Texas Capital Bancshares Inc *	8,823	517
TFS Financial Corp	12,343	157
Third Coast Bancshares Inc *	800	15
Tiptree Inc	5,100	89
Toast Inc, Cl A *	59,100	1,359
Tompkins Financial Corp	2,705	130
Towne Bank/Portsmouth VA	13,867	376
TPG Inc, Cl A	12,300	545
TPG RE Finance Trust Inc ‡	14,400	108
Tradeweb Markets Inc, Cl A	19,300	2,042
TriCo Bancshares	6,909	231
Triumph Financial Inc *	4,300	322
Trupanion Inc *(A)	8,600	230
TrustCo Bank Corp NY	4,325	118
Trustmark Corp	9,039	243
Two Harbors Investment Corp ‡	20,110	255
UMB Financial Corp	8,245	673
United Bankshares Inc/WV	21,256	737
United Community Banks Inc/GA	21,618	562
United Fire Group Inc	4,171	97
Unity Bancorp Inc	100	3
Universal Insurance Holdings Inc	5,900	119
Univest Financial Corp	7,415	148
Unum Group	32,900	1,627
Upstart Holdings Inc *(A)	14,400	371
USCB Financial Holdings Inc	2,200	24
UWM Holdings Corp	20,000	128
Valley National Bancorp	68,968	565
Value Line Inc	300	13
Velocity Financial Inc *	1,800	29
Veritex Holdings Inc	10,839	213
Victory Capital Holdings Inc, Cl A	5,500	211

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Virtu Financial Inc, Cl A	17,900	$323
Virtus Investment Partners Inc	1,158	269
Voya Financial Inc	16,300	1,114
WaFd	13,436	366
Walker & Dunlop Inc	5,023	479
Washington Trust Bancorp Inc	3,870	100
Waterstone Financial Inc	4,000	51
Webster Financial Corp	28,529	1,359
WesBanco Inc	8,609	249
West BanCorp Inc	3,785	66
Westamerica BanCorp	4,955	226
Western Alliance Bancorp	17,861	1,031
Western Union Co/The	59,700	801
WEX Inc *	7,176	1,577
White Mountains Insurance Group Ltd	362	639
Wintrust Financial Corp	10,049	968
WisdomTree Inc	21,375	172
World Acceptance Corp *	976	117
WSFS Financial Corp	11,112	471
XP Inc, Cl A	53,800	1,272

		204,879
Health Care — 10.2%
10X Genomics Inc, Cl A *	15,000	700
23andMe Holding Co, Cl A *(A)	45,800	26
2seventy bio Inc *	8,200	43
4D Molecular Therapeutics Inc *	7,700	216
89bio Inc *	12,200	140
Aadi Bioscience Inc *	2,900	6
Acadia Healthcare Co Inc *	14,987	1,251
ACADIA Pharmaceuticals Inc *	19,100	444
Accolade Inc *	11,200	115
Accuray Inc *	18,400	48
ACELYRIN *	8,700	74
Aclaris Therapeutics Inc *	15,900	19
AdaptHealth Corp, Cl A *	15,400	158
Adaptive Biotechnologies Corp *	23,700	97
Addus HomeCare Corp *	2,800	258
Adicet Bio Inc *	4,500	11
ADMA Biologics Inc *	40,800	219
Aerovate Therapeutics Inc *(A)	2,200	51
Agenus Inc *	57,300	38
Agiliti Inc *	6,100	60
agilon health Inc *(A)	58,300	357
Agios Pharmaceuticals Inc *	9,400	304
AirSculpt Technologies Inc *(A)	1,400	9
Akero Therapeutics Inc *	10,400	281
Akoya Biosciences Inc *	1,600	9
Aldeyra Therapeutics Inc *	9,200	33
Alector Inc *	13,000	91
Alignment Healthcare Inc *	17,000	102
Alkermes PLC *	26,953	800
Allogene Therapeutics Inc *	20,200	99

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allovir Inc *	7,300	$5
Alnylam Pharmaceuticals Inc *	20,989	3,171
Alphatec Holdings Inc *	17,300	232
Alpine Immune Sciences Inc *	4,500	158
Altimmune *	11,800	143
ALX Oncology Holdings Inc *(A)	4,300	63
Amedisys Inc *	5,971	555
American Well Corp, Cl A *	43,300	47
Amicus Therapeutics Inc *	52,500	673
AMN Healthcare Services Inc *	5,809	327
Amneal Pharmaceuticals Inc *	23,588	130
Amphastar Pharmaceuticals Inc *	6,900	321
Amylyx Pharmaceuticals Inc *	9,000	170
AnaptysBio Inc *	4,800	123
Anavex Life Sciences Corp *(A)	15,300	79
AngioDynamics Inc *	8,570	47
ANI Pharmaceuticals Inc *	2,500	169
Anika Therapeutics Inc *	3,070	75
Apellis Pharmaceuticals Inc *	16,800	1,041
Apogee Therapeutics *	4,900	171
Arbutus Biopharma Corp *	16,700	47
Arcellx Inc *(A)	6,800	448
Arcturus Therapeutics Holdings Inc *	3,100	120
Arcus Biosciences Inc *	10,600	203
Arcutis Biotherapeutics Inc *	7,000	72
Ardelyx Inc *	42,200	393
Arrowhead Pharmaceuticals Inc *	20,800	668
Artivion Inc *	8,545	165
Arvinas Inc *	8,600	395
Astrana Health *	8,600	387
Atara Biotherapeutics Inc *	20,600	16
Atea Pharmaceuticals Inc *	15,000	65
AtriCure Inc *	9,320	326
Atrion Corp	330	121
Aura Biosciences Inc *	2,200	20
Aurinia Pharmaceuticals Inc *(A)	26,400	151
Avanos Medical Inc *	7,800	145
Avantor Inc *	114,151	2,813
Aveanna Healthcare Holdings Inc *	10,800	26
Avid Bioservices Inc *	13,800	106
Avidity Biosciences Inc *	13,400	245
Avista Public Acquisition Corp II, Cl W *	16,797	98
Avita Medical Inc *	5,000	91
Axogen Inc *	9,085	96
Axonics Inc *	7,900	537
Axsome Therapeutics Inc *	6,500	529
Azenta Inc *	9,603	626
Beam Therapeutics Inc *	13,500	533
BioCryst Pharmaceuticals Inc *	41,300	233
Biohaven Ltd *	12,350	595
BioLife Solutions Inc *	7,900	133
BioMarin Pharmaceutical Inc *	31,646	2,730

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Biomea Fusion Inc *(A)	3,900	$68
Bioxcel Therapeutics Inc *(A)	3,900	12
Bluebird Bio Inc *	14,400	20
Blueprint Medicines Corp *	10,000	935
Bridgebio Pharma Inc *	18,435	630
Brookdale Senior Living Inc, Cl A *	42,209	241
Bruker Corp	17,732	1,535
Butterfly Network Inc *(A)	31,800	38
Cabaletta Bio Inc *	7,500	172
Cara Therapeutics Inc *	9,400	8
CareDx Inc *	11,500	122
CareMax *	463	4
Caribou Biosciences Inc *	15,100	119
Cassava Sciences Inc *(A)	8,700	200
Castle Biosciences Inc *	4,600	83
Catalyst Pharmaceuticals Inc *	19,700	316
Celcuity Inc *	1,000	16
Celldex Therapeutics Inc *	8,100	389
Century Therapeutics Inc *	2,500	9
Cerevel Therapeutics Holdings Inc *	12,700	521
Certara Inc *	23,764	401
Cerus Corp *	38,497	84
Chemed Corp	2,445	1,531
Codexis Inc *	13,961	65
Cogent Biosciences Inc *(A)	14,000	98
Coherus Biosciences Inc *	14,800	34
Collegium Pharmaceutical Inc *	4,900	180
Community Health Systems Inc *	28,329	79
CONMED Corp	5,708	458
Corcept Therapeutics Inc *	14,800	348
CorVel Corp *	1,534	374
Crinetics Pharmaceuticals Inc *	10,300	422
Cross Country Healthcare Inc *	7,179	131
CryoPort Inc *	9,400	166
Cullinan Oncology Inc *	7,700	142
Cutera Inc *(A)	3,900	9
CVRx *	2,900	57
Cymabay Therapeutics Inc *	20,400	657
Cytek Biosciences Inc *	23,200	179
Cytokinetics Inc *	15,300	1,105
Day One Biopharmaceuticals Inc *	13,800	231
Deciphera Pharmaceuticals Inc *	8,900	149
Definitive Healthcare Corp, Cl A *	7,300	69
Denali Therapeutics Inc *	21,100	417
Design Therapeutics Inc *	7,800	22
Disc Medicine Inc, Cl A *	1,500	103
DocGo Inc *	13,700	56
Doximity Inc, Cl A *	19,300	545
Dynavax Technologies Corp, Cl A *	23,889	303
Dyne Therapeutics Inc *	6,100	164
Eagle Pharmaceuticals Inc/DE *	2,700	16
Edgewise Therapeutics Inc *	8,300	136

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Editas Medicine Inc, Cl A *	15,400	$155
Elanco Animal Health Inc *	81,700	1,298
Embecta Corp	13,400	191
Emergent BioSolutions Inc *(A)	10,984	35
Enanta Pharmaceuticals Inc *	4,700	68
Encompass Health Corp	16,441	1,223
Enhabit Inc *	10,870	98
Enliven Therapeutics Inc *(A)	4,600	73
Enovis Corp *(A)	8,363	500
Ensign Group Inc/The	8,936	1,116
Entrada Therapeutics Inc *	4,200	56
Envista Holdings Corp *	26,400	545
Erasca Inc *	14,600	35
Evolent Health Inc, Cl A *	17,700	600
Evolus Inc *	11,000	163
Exact Sciences Corp *	29,926	1,722
Exelixis Inc *	52,200	1,143
EyePoint Pharmaceuticals Inc *	4,500	122
Fate Therapeutics Inc *	18,600	132
FibroGen Inc *	19,000	32
Foghorn Therapeutics Inc *	4,200	32
Fortrea Holdings Inc *	14,200	533
Fulgent Genetics Inc *	4,700	106
Genelux *(A)	4,800	35
Generation Bio Co *	9,900	25
Geron Corp *	98,170	196
Glaukos Corp *	7,649	678
Globus Medical Inc, Cl A *	19,658	1,061
Guardant Health Inc *	20,500	389
Haemonetics Corp *	8,047	587
Halozyme Therapeutics Inc *	21,158	842
Harmony Biosciences Holdings Inc *	5,300	170
Harrow Health Inc *	5,200	56
Health Catalyst Inc *	12,300	102
HealthEquity Inc *	13,900	1,148
HealthStream Inc	5,964	163
Heron Therapeutics Inc *	20,900	56
HilleVax Inc *	2,600	47
Hims & Hers Health Inc *	24,600	321
Humacyte Inc *	14,991	65
ICON PLC *	13,800	4,425
ICU Medical Inc *	3,927	429
Ideaya Biosciences Inc *	9,400	420
IGM Biosciences Inc *	1,200	15
ImmunityBio Inc *(A)	13,700	65
Immunovant Inc *	10,200	361
Inari Medical Inc *	8,500	392
Inhibrx Inc *	6,100	223
Inmode Ltd *	15,300	337
Innovage Holding Corp *	3,900	19
Innoviva Inc *	9,309	142
Inogen Inc *	4,100	27

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Insmed Inc *	22,200	$615
Inspire Medical Systems Inc *	4,700	841
Integer Holdings Corp *	6,030	665
Integra LifeSciences Holdings Corp *	13,104	484
Intellia Therapeutics Inc *	16,400	527
Intra-Cellular Therapies Inc *	15,400	1,071
Ionis Pharmaceuticals Inc *	23,594	1,067
Iovance Biotherapeutics Inc *	38,300	609
iRadimed Corp	1,100	46
iRhythm Technologies Inc *	5,600	664
Ironwood Pharmaceuticals Inc, Cl A *	27,354	258
iTeos Therapeutics Inc *	4,600	49
Janux Therapeutics Inc *	2,800	135
Jazz Pharmaceuticals PLC *	10,200	1,213
Joint Corp/The *	3,000	30
KalVista Pharmaceuticals Inc *	4,700	64
Karuna Therapeutics Inc *	6,000	1,884
Karyopharm Therapeutics Inc *	16,200	19
Keros Therapeutics Inc *	3,600	243
Kezar Life Sciences Inc *	7,900	8
Kiniksa Pharmaceuticals Ltd, Cl A *	6,700	142
Kodiak Sciences Inc *	7,600	46
Krystal Biotech Inc *	3,500	558
Kura Oncology Inc *	13,700	289
Kymera Therapeutics Inc *	7,600	325
Lantheus Holdings Inc *	11,000	719
LeMaitre Vascular Inc	4,200	294
Lexicon Pharmaceuticals Inc *(A)	17,105	43
LifeStance Health Group Inc *	20,600	172
Ligand Pharmaceuticals Inc *	3,428	272
Liquidia Corp *	10,700	151
LivaNova PLC *	8,600	471
Lyell Immunopharma Inc *	33,800	99
MacroGenics Inc *	12,600	226
Madrigal Pharmaceuticals Inc *	2,700	638
MannKind Corp *	56,200	231
Maravai LifeSciences Holdings Inc, Cl A *	25,018	193
Marinus Pharmaceuticals Inc *	9,900	94
Masimo Corp *	7,093	912
MaxCyte Inc *(A)	20,500	94
Medpace Holdings Inc *	3,900	1,550
MeiraGTx Holdings plc *	6,700	41
Merit Medical Systems Inc *	9,175	699
Mersana Therapeutics Inc *	15,600	85
Mesa Laboratories Inc	1,100	120
MiMedx Group Inc *	26,300	215
Mirum Pharmaceuticals Inc *	3,700	106
ModivCare Inc *	2,458	69
Monte Rosa Therapeutics Inc *	8,900	56
Morphic Holding Inc *	6,000	222
Multiplan Corp *	84,900	95
Mural Oncology PLC *	3,305	17

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Myriad Genetics Inc *	14,226	$298
Nano-X Imaging Ltd, Cl X *(A)	11,200	125
Natera Inc *	17,900	1,548
National HealthCare Corp	1,994	197
National Research Corp, Cl A	3,212	129
Nautilus Biotechnology Inc, Cl A *	6,155	17
Neogen Corp *	35,012	602
NeoGenomics Inc *	25,500	398
Neurocrine Biosciences Inc *	16,300	2,126
Nevro Corp *	7,800	114
NGM Biopharmaceuticals Inc *	7,200	11
Nkarta Inc *	7,474	90
Novavax Inc *(A)	17,168	85
Novocure Ltd *	21,000	321
Nurix Therapeutics Inc *	10,000	123
Nuvalent Inc, Cl A *	4,700	395
Nuvation Bio Inc *	34,000	64
Ocular Therapeutix Inc *	18,400	185
Olema Pharmaceuticals Inc *	7,200	89
Omnicell Inc *	9,312	244
OPKO Health Inc *(A)	93,184	93
OptimizeRx Corp *	4,000	63
Option Care Health Inc *	27,327	882
OraSure Technologies Inc *	16,939	122
Organogenesis Holdings Inc, Cl A *	12,321	44
Organon & Co	41,800	728
ORIC Pharmaceuticals Inc *(A)	4,300	55
Orthofix Medical Inc *	6,953	91
OrthoPediatrics Corp *	2,800	77
Outlook Therapeutics Inc *(A)	18,700	8
Outset Medical Inc *(A)	10,800	34
Owens & Minor Inc *	11,239	273
Pacific Biosciences of California Inc *	46,800	259
Pacira BioSciences Inc *	6,545	195
Paragon 28 Inc *	5,500	69
Patterson Cos Inc	15,800	428
Pediatrix Medical Group Inc *	17,356	159
Pennant Group Inc/The *	6,468	121
Penumbra Inc *	6,100	1,433
Perrigo Co PLC	25,300	664
PetIQ Inc, Cl A *	6,000	109
Phathom Pharmaceuticals Inc *(A)	5,900	63
Phibro Animal Health Corp, Cl A	4,800	62
Phreesia Inc *	11,200	277
Pliant Therapeutics Inc *	11,200	178
PMV Pharmaceuticals Inc *	6,200	11
Precigen Inc *(A)	21,300	33
Premier Inc, Cl A	18,700	390
Prestige Consumer Healthcare Inc *	7,979	555
Prime Medicine Inc *	7,800	67
Privia Health Group Inc *	21,500	480
PROCEPT BioRobotics Corp *(A)	7,200	348

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Progyny Inc *	15,000	$548
ProKidney Corp, Cl A *(A)	12,200	20
Protagonist Therapeutics Inc *	10,100	307
Prothena Corp PLC *	7,900	218
PTC Therapeutics Inc *	12,600	355
Pulmonx Corp *	6,600	61
QIAGEN	37,507	1,605
Quanterix Corp *	7,000	168
Quantum-Si Inc *(A)	21,500	36
QuidelOrtho Corp *	10,071	459
R1 RCM Inc *	27,900	392
RadNet Inc *	9,300	352
Rallybio Corp *(A)	700	2
RAPT Therapeutics Inc *	5,700	49
Recursion Pharmaceuticals Inc, Cl A *(A)	27,400	369
REGENXBIO Inc *	9,300	162
Relay Therapeutics Inc *	15,500	155
Repligen Corp *	9,322	1,808
Replimune Group Inc *	7,600	65
Revance Therapeutics Inc *	15,800	113
REVOLUTION Medicines Inc *	23,304	687
Rhythm Pharmaceuticals Inc *	7,900	343
Rigel Pharmaceuticals Inc *	37,059	56
Rocket Pharmaceuticals Inc *	11,300	331
Roivant Sciences Ltd *	58,000	664
Royalty Pharma PLC, Cl A	62,500	1,896
RxSight Inc *	4,500	246
Sage Therapeutics Inc *	10,700	230
Sana Biotechnology Inc *	18,300	184
Sangamo Therapeutics Inc *	28,370	33
Sarepta Therapeutics Inc *	15,100	1,931
Savara Inc *	24,200	122
Scholar Rock Holding Corp *	7,400	115
Schrodinger Inc/United States *(A)	9,700	247
Scilex Holding Co - Restricted *(A)	12,212	124
Seer Inc, Cl A *	8,800	16
Select Medical Holdings Corp	18,665	508
Seres Therapeutics Inc *(A)	15,900	18
Sharecare Inc *	64,600	61
Shockwave Medical Inc *	6,100	1,591
SI-BONE Inc *	7,300	127
SIGA Technologies Inc	10,000	52
Sight Sciences Inc *	2,400	10
Silk Road Medical Inc *	7,600	137
Simulations Plus Inc	3,900	162
Sotera Health Co *	20,424	307
SpringWorks Therapeutics Inc *	12,100	596
STAAR Surgical Co *	9,678	302
Stoke Therapeutics Inc *	4,300	33
Summit Therapeutics *(A)	30,800	140
Supernus Pharmaceuticals Inc *	10,100	300
Surgery Partners Inc *	12,000	372

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Surmodics Inc *	3,044	$97
Sutro Biopharma Inc *	9,400	46
Syndax Pharmaceuticals Inc *	11,200	263
Tactile Systems Technology Inc *	4,900	75
Tandem Diabetes Care Inc *	11,900	317
Tango Therapeutics Inc *	5,100	57
Taro Pharmaceutical Industries Ltd *	2,200	93
Tarsus Pharmaceuticals Inc *	3,700	141
Teladoc Health Inc *	30,540	461
Tenaya Therapeutics Inc *	3,000	18
Tenet Healthcare Corp *	16,900	1,572
Terns Pharmaceuticals *	14,200	104
TG Therapeutics Inc *	25,500	439
Theravance Biopharma Inc *	12,845	122
TransMedics Group Inc *	5,000	408
Travere Therapeutics Inc *	13,800	104
Treace Medical Concepts Inc *	6,200	83
TruBridge *	3,302	29
Twist Bioscience Corp *	9,900	389
Tyra Biosciences Inc *(A)	2,600	52
UFP Technologies Inc *	1,000	208
Ultragenyx Pharmaceutical Inc *	14,600	755
United Therapeutics Corp *	7,564	1,707
UroGen Pharma Ltd *	5,900	108
US Physical Therapy Inc	2,826	300
Utah Medical Products Inc	1,000	70
Vanda Pharmaceuticals Inc *	11,800	53
Varex Imaging Corp *	8,600	148
Vaxcyte Inc *	17,300	1,277
Veeva Systems Inc, Cl A *	24,693	5,569
Ventyx Biosciences Inc *	9,300	66
Vera Therapeutics Inc, Cl A *(A)	6,700	315
Veracyte Inc *	14,200	334
Vericel Corp *	8,200	375
Verve Therapeutics Inc *	10,000	170
Vicarious Surgical Inc, Cl A *	12,000	5
Viemed Healthcare Inc *	11,500	97
Viking Therapeutics Inc *	16,000	1,233
Vir Biotechnology Inc *	13,100	147
Viridian Therapeutics Inc *	6,300	118
WaVe Life Sciences Ltd *	16,300	78
Xencor Inc *	10,000	229
Xeris Biopharma Holdings Inc *	29,100	89
Y-mAbs Therapeutics Inc *	8,800	147
Zentalis Pharmaceuticals Inc *	10,300	154
Zimvie Inc *	4,800	81
Zymeworks Inc *	10,600	127
Zynex Inc *(A)	4,180	57

		137,175
Industrials — 14.7%
3D Systems Corp *	27,947	116
AAON Inc	11,075	930

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AAR Corp *	6,229	$416
ABM Industries Inc	10,455	432
ACCO Brands Corp	22,029	123
Acuity Brands Inc	5,225	1,313
ACV Auctions Inc, Cl A *	19,600	348
Advanced Drainage Systems Inc	11,500	1,877
AECOM	22,048	1,959
AeroVironment Inc *	4,125	523
AerSale Corp *	7,700	68
AGCO Corp	10,423	1,143
Air Lease Corp, Cl A	16,831	675
Air Transport Services Group Inc *	11,236	136
Alamo Group Inc	1,535	310
Alaska Air Group Inc *	20,600	770
Albany International Corp, Cl A	4,898	460
Alight Inc, Cl A *	66,600	600
Allegiant Travel Co, Cl A	3,450	251
Allient Inc	2,650	75
Allison Transmission Holdings Inc	14,776	1,113
Alta Equipment Group Inc	4,403	51
Ameresco Inc, Cl A *	7,079	148
American Woodmark Corp *	3,384	339
API Group Corp *	34,500	1,209
Apogee Enterprises Inc	3,911	224
Applied Industrial Technologies Inc	6,361	1,208
ArcBest Corp	3,790	541
Archer Aviation Inc, Cl A *(A)	32,200	156
Arcosa Inc	7,813	648
Argan Inc	2,979	140
Aris Water Solutions Inc, Cl A	4,200	51
Armstrong World Industries Inc	7,177	866
Array Technologies Inc *	28,987	395
ASGN Inc *	7,669	762
Astec Industries Inc	5,163	210
Astronics Corp *	3,874	74
Astronics Corp, Cl B *	2,395	45
Atkore Inc	6,200	1,050
Avis Budget Group Inc	3,960	428
AZEK Co Inc/The, Cl A *	21,900	1,054
AZZ Inc	4,096	298
Babcock & Wilcox Enterprises Inc *	11,900	15
Barnes Group Inc	8,952	313
Barrett Business Services Inc	1,634	199
Beacon Roofing Supply Inc *	10,370	891
Blade Air Mobility Inc *	12,600	40
Blink Charging Co *(A)	8,500	27
Bloom Energy Corp, Cl A *(A)	36,800	323
Blue Bird Corp *	4,392	149
BlueLinx Holdings Inc *	1,900	241
Boise Cascade Co	6,470	879
Booz Allen Hamilton Holding Corp, Cl A	21,665	3,200
Bowman Consulting Group, Cl A *	3,000	98

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BrightView Holdings Inc *	9,600	$84
Brink's Co/The	7,406	613
Brookfield Business Corp, Cl A (A)	6,500	149
BWX Technologies Inc	15,324	1,545
CACI International Inc, Cl A *	3,732	1,399
Cadre Holdings Inc	3,700	133
Carlisle Cos Inc	8,177	2,862
Casella Waste Systems Inc, Cl A *	9,191	828
CBIZ Inc *	8,845	668
CECO Environmental Corp *	5,900	134
ChargePoint Holdings Inc *(A)	55,200	114
Chart Industries Inc *	7,072	1,010
Cimpress PLC *	3,499	343
Clarivate PLC *(A)	75,700	544
Clean Harbors Inc *	8,476	1,543
CNH Industrial NV	164,500	1,966
Columbus McKinnon Corp/NY	6,165	257
Comfort Systems USA Inc	5,891	1,801
CompX International Inc	400	9
Concentrix Corp	7,081	513
Concrete Pumping Holdings Inc *	3,900	32
Conduent Inc *	39,300	135
Construction Partners Inc, Cl A *	7,400	356
Core & Main Inc, Cl A *	27,300	1,303
CoreCivic Inc *‡	20,002	305
Costamare Inc	11,500	131
Covenant Logistics Group Inc, Cl A	1,400	68
CRA International Inc	905	120
Crane Co	7,929	964
CSG Systems International Inc	6,117	334
CSW Industrials Inc	2,500	576
Curtiss-Wright Corp	6,378	1,507
Custom Truck One Source Inc *	14,400	92
Daseke Inc *	7,700	64
Deluxe Corp	10,154	197
Desktop Metal Inc, Cl A *(A)	41,564	25
Distribution Solutions Group Inc *	400	13
DNOW *	17,300	245
Donaldson Co Inc	20,246	1,450
Douglas Dynamics Inc	5,222	131
Driven Brands Holdings Inc *	12,800	176
Ducommun Inc *	2,400	115
Dun & Bradstreet Holdings Inc	50,600	533
DXP Enterprises Inc/TX *	1,462	52
Dycom Industries Inc *	4,607	583
Eagle Bulk Shipping Inc	1,013	62
EMCOR Group Inc	7,787	2,441
Encore Wire Corp	2,403	579
Energy Recovery Inc *	12,100	189
Energy Vault Holdings Inc *(A)	13,900	23
Enerpac Tool Group Corp, Cl A	10,942	369
EnerSys	6,583	605

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ennis Inc	5,288	$107
Enovix Corp *(A)	27,300	266
EnPro Industries Inc	3,368	525
Enviri Corp *	16,828	132
Eos Energy Enterprises Inc *(A)	21,400	20
Esab Corp	9,262	918
ESCO Technologies Inc	3,977	405
ESS Tech Inc *(A)	18,100	16
ExlService Holdings Inc *	26,315	819
Exponent Inc	8,172	661
Federal Signal Corp	9,747	798
Ferguson PLC	34,800	7,358
First Advantage Corp	11,600	182
Flowserve Corp	21,600	914
Fluence Energy Inc, Cl A *	12,400	190
Fluor Corp *	23,300	857
Forrester Research Inc *	2,464	50
Fortune Brands Innovations Inc	21,200	1,724
Forward Air Corp	5,318	197
Franklin Covey Co *	1,404	54
Franklin Electric Co Inc	7,481	778
Frontier Group Holdings Inc *	9,200	64
FTAI Aviation Ltd	16,300	918
FTAI Infrastructure Inc	19,500	89
FTC Solar Inc *(A)	4,100	2
FTI Consulting Inc *	5,568	1,152
FuelCell Energy Inc *(A)	85,700	102
Gates Industrial Corp PLC *	21,200	312
GATX Corp	5,752	730
Genco Shipping & Trading Ltd	7,300	149
Genpact Ltd	29,350	998
GEO Group Inc/The *	21,385	262
Gibraltar Industries Inc *	5,560	431
Global Industrial Co	2,900	127
GMS Inc *	6,600	589
Golden Ocean Group Ltd	20,100	259
Gorman-Rupp Co/The	3,377	126
Graco Inc	28,205	2,574
GrafTech International Ltd	46,100	81
Granite Construction Inc	7,834	404
Great Lakes Dredge & Dock Corp *	14,980	134
Greenbrier Cos Inc/The	5,023	260
Griffon Corp	6,637	474
GXO Logistics Inc *	19,390	1,004
H&E Equipment Services Inc	5,525	312
Hawaiian Holdings Inc *	12,480	176
Hayward Holdings Inc *	20,100	297
Healthcare Services Group Inc *	17,339	221
Heartland Express Inc	9,772	125
HEICO Corp	7,518	1,454
HEICO Corp, Cl A	13,682	2,129
Heidrick & Struggles International Inc	4,552	155

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Helios Technologies Inc	5,877	$259
Herc Holdings Inc	4,567	725
Hertz Global Holdings Inc *(A)	26,900	211
Hexcel Corp	13,998	1,042
Hillenbrand Inc	12,780	608
Hillman Solutions Corp *	33,100	322
HireRight Holdings Corp *	5,200	74
HNI Corp	8,962	402
Hub Group Inc, Cl A *	9,924	422
Hudson Technologies Inc *	5,300	78
Huron Consulting Group Inc *	2,911	286
Hyliion Holdings Corp *	27,400	50
Hyster-Yale Materials Handling Inc	2,002	118
IBEX Holdings Ltd *	1,200	19
ICF International Inc	3,368	522
IES Holdings Inc *	1,700	187
Insperity Inc	5,724	583
Insteel Industries Inc	4,141	151
Interface Inc, Cl A	7,545	119
ITT Inc	13,863	1,749
Janus International Group Inc *	13,100	188
JELD-WEN Holding Inc *	14,300	260
JetBlue Airways Corp *	63,181	409
Joby Aviation Inc *(A)	48,200	271
John Bean Technologies Corp	5,031	511
Kadant Inc	2,125	717
Kaman Corp	4,573	209
Karat Packaging Inc	1,000	30
KBR Inc	22,345	1,341
Kelly Services Inc, Cl A	3,895	96
Kennametal Inc	15,814	399
Kforce Inc	3,237	225
Kirby Corp *	9,726	853
Knight-Swift Transportation Holdings Inc, Cl A	26,127	1,472
Korn Ferry	9,458	602
Kratos Defense & Security Solutions Inc *	24,316	444
Landstar System Inc	5,944	1,131
Legalzoom.com Inc *	21,900	272
Lennox International Inc	5,429	2,558
Leonardo DRS Inc *	11,400	259
Li-Cycle Holdings Corp *(A)	32,100	12
Limbach Holdings *	900	44
Lincoln Electric Holdings Inc	9,433	2,420
Lindsay Corp	1,927	230
Liquidity Services Inc *	5,922	106
LSI Industries Inc	7,400	107
Luxfer Holdings PLC	7,600	75
Lyft Inc, Cl A *	56,600	899
Manitowoc Co Inc/The *	7,787	109
ManpowerGroup Inc	7,956	574
Marten Transport Ltd	9,729	183

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Masonite International Corp *	4,200	$547
MasTec Inc *	10,182	768
Masterbrand Inc *	22,700	393
Matson Inc	5,552	617
Matthews International Corp, Cl A	6,813	197
Maximus Inc	9,916	830
McGrath RentCorp (A)	4,548	566
MDU Resources Group Inc	33,032	716
Mercury Systems Inc *	8,023	240
Microvast Holdings Inc *(A)	5,200	4
Middleby Corp/The *	8,925	1,358
Miller Industries Inc/TN	2,311	104
MillerKnoll Inc	13,407	410
Montrose Environmental Group Inc *	5,900	244
Moog Inc, Cl A	4,624	693
MRC Global Inc *	18,112	209
MSA Safety Inc	6,144	1,131
MSC Industrial Direct Co Inc, Cl A	7,703	778
Mueller Industries Inc	18,316	941
Mueller Water Products Inc, Cl A	24,112	375
MYR Group Inc *	3,079	500
National Presto Industries Inc	1,091	84
NEXTracker Inc, Cl A *	20,800	1,170
Nikola Corp *(A)	117,100	87
NL Industries Inc	2,000	10
Northwest Pipe Co *	2,600	78
NuScale Power Corp *(A)	6,900	21
NV5 Global Inc *	2,000	203
nVent Electric PLC	27,600	1,858
Omega Flex Inc	600	42
OPENLANE Inc *	16,029	245
Oshkosh Corp	10,817	1,199
Owens Corning	14,960	2,241
PAM Transportation Services Inc *	1,600	30
Pangaea Logistics Solutions Ltd	2,100	18
Park Aerospace Corp	5,082	77
Parsons Corp *	7,700	621
Paycor HCM Inc *	10,900	230
Paylocity Holding Corp *	7,000	1,180
PGT Innovations Inc *	8,800	368
Pitney Bowes Inc	41,300	166
Planet Labs PBC *	38,700	85
Plug Power Inc *	103,700	366
Powell Industries Inc	1,364	253
Preformed Line Products Co	690	95
Primoris Services Corp	9,147	361
Proto Labs Inc *	6,099	222
Quad/Graphics Inc, Cl A	6,600	40
Quanex Building Products Corp	6,965	241
Radiant Logistics Inc *	12,400	72
RB Global Inc	30,633	2,325
RBC Bearings Inc *	4,695	1,281

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Regal Rexnord Corp	11,138	$1,910
Resideo Technologies Inc *	23,300	520
Resources Connection Inc	6,981	97
REV Group Inc	4,200	87
Rocket Lab USA Inc *(A)	52,300	240
Rush Enterprises Inc, Cl A	11,547	562
Rush Enterprises Inc, Cl B	1,050	53
RXO Inc *	21,890	471
Ryder System Inc	7,200	821
Safe Bulkers Inc	12,300	57
Saia Inc *	4,492	2,585
Schneider National Inc, Cl B	11,200	264
Science Applications International Corp	8,776	1,228
Sensata Technologies Holding PLC	24,800	854
SES AI *(A)	24,300	43
Shoals Technologies Group Inc, Cl A *	31,600	405
Shyft Group Inc/The	7,900	81
Simpson Manufacturing Co Inc	7,143	1,491
SiteOne Landscape Supply Inc *	7,400	1,247
Skillsoft *	480	6
SkyWest Inc *	6,322	406
SP Plus Corp *	3,798	195
Spirit AeroSystems Holdings Inc, Cl A *	16,775	480
Spirit Airlines Inc (A)	22,647	146
SPX Technologies Inc *	7,194	843
SS&C Technologies Holdings Inc	36,618	2,335
Standex International Corp	2,129	368
Steelcase Inc, Cl A	20,157	277
Stem Inc *(A)	32,700	88
Stericycle Inc *	15,100	821
Sterling Check Corp *	3,600	56
Sterling Infrastructure Inc *	4,800	512
Sun Country Airlines Holdings Inc *	4,900	73
SunPower Corp, Cl A *(A)	18,336	57
Sunrun Inc *	33,210	400
Tennant Co	3,238	366
Terex Corp	10,670	612
Tetra Tech Inc	8,842	1,568
Textainer Group Holdings Ltd	6,153	307
Thermon Group Holdings Inc *	6,882	188
Timken Co/The	10,009	841
Titan International Inc *	10,800	138
Titan Machinery Inc *	4,312	109
Toro Co/The	17,500	1,615
TPI Composites Inc *(A)	7,500	21
Transcat Inc *	1,600	168
TransUnion	32,594	2,530
Trex Co Inc *	18,260	1,676
TriNet Group Inc *	5,151	659
Trinity Industries Inc	14,342	364
Triumph Group Inc *	14,496	201
TrueBlue Inc *	8,328	98

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TTEC Holdings Inc	4,227	$74
Tutor Perini Corp *	8,051	91
UFP Industries Inc	9,865	1,131
U-Haul Holding Co *(A)	1,900	122
U-Haul Holding Co, Cl B	16,600	1,055
UniFirst Corp/MA	2,840	479
Universal Logistics Holdings Inc	1,900	64
Upwork Inc *	18,600	244
V2X Inc *	2,679	103
Valmont Industries Inc	3,414	724
Velo3D Inc *	21,200	6
Verra Mobility Corp, Cl A *	25,900	560
Vertiv Holdings Co, Cl A	58,200	3,935
Vestis	18,250	342
Viad Corp *	4,271	159
Vicor Corp *	3,800	141
Virgin Galactic Holdings Inc *(A)	51,300	89
VSE Corp	2,500	185
Wabash National Corp	8,041	219
Watsco Inc	5,559	2,191
Watts Water Technologies Inc, Cl A	4,456	909
Werner Enterprises Inc	11,890	477
WESCO International Inc	7,365	1,101
Willdan Group Inc *	2,400	50
WillScot Mobile Mini Holdings Corp, Cl A *	32,111	1,533
Woodward Inc	10,042	1,421
Xometry Inc, Cl A *	7,000	137
XPO Inc *	19,190	2,309
Zurn Elkay Water Solutions Corp	24,026	763

		197,258
Information Technology — 16.4%
8x8 Inc *	25,314	72
908 Devices Inc *	5,300	39
A10 Networks Inc	13,400	178
ACI Worldwide Inc *	17,312	570
ACM Research Inc, Cl A *	7,200	223
Adeia Inc	21,950	249
ADTRAN Holdings Inc	15,797	90
Advanced Energy Industries Inc	6,019	609
Aehr Test Systems *(A)	5,100	83
Aeva Technologies Inc *	22,800	23
Agilysys Inc *	3,900	303
Akoustis Technologies Inc *	8,400	5
Alarm.com Holdings Inc *	7,700	583
Alkami Technology Inc *	6,400	160
Allegro MicroSystems Inc *	11,700	368
Alpha & Omega Semiconductor Ltd *	4,800	105
Altair Engineering Inc, Cl A *	8,800	749
Alteryx Inc, Cl A *	9,800	471
Ambarella Inc *	6,845	382
Amdocs Ltd	19,668	1,794
American Software Inc/GA, Cl A	7,072	79

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amkor Technology Inc	17,938	$556
Amplitude Inc, Cl A *	13,700	162
Appfolio Inc, Cl A *	3,100	750
Appian Corp, Cl A *	6,000	209
Applied Digital Corp *(A)	8,300	34
AppLovin Corp, Cl A *	35,400	2,114
Arlo Technologies Inc *	19,252	200
Arrow Electronics Inc *	9,225	1,084
Asana Inc, Cl A *	12,000	236
Aspen Technology Inc *	4,570	886
Atlassian Corp, Cl A *	26,341	5,464
Atomera Inc *(A)	3,500	22
Aurora Innovation Inc, Cl A *	60,200	153
AvePoint Inc *	32,500	260
Aviat Networks Inc *	2,100	75
Avnet Inc	14,799	689
Axcelis Technologies Inc *	5,250	592
Badger Meter Inc	4,824	766
Bel Fuse Inc, Cl B	2,100	109
Belden Inc	7,823	666
Benchmark Electronics Inc	6,630	204
Bentley Systems Inc, Cl B	32,600	1,675
BigCommerce Holdings Inc *	14,700	114
BILL Holdings Inc *	16,977	1,075
Bit Digital *(A)	20,100	52
Blackbaud Inc *	6,855	474
BlackLine Inc *	9,100	516
Box Inc, Cl A *	22,600	583
Braze Inc, Cl A *	8,300	472
Brightcove Inc *	9,610	21
C3.ai Inc, Cl A *(A)	12,700	470
Calix Inc *	11,245	392
Cambium Networks Corp *	1,999	8
CCC Intelligent Solutions Holdings Inc *	31,500	369
Cerence Inc *	8,510	127
CEVA Inc *	5,138	116
Ciena Corp *	24,786	1,412
Cipher Mining Inc *(A)	7,900	23
Cirrus Logic Inc *	9,095	835
Cleanspark Inc *	27,100	453
Clear Secure Inc, Cl A	16,500	318
Clearfield Inc *	2,600	78
Cloudflare Inc, Cl A *	49,400	4,868
Cognex Corp	28,716	1,133
Coherent Corp *	21,601	1,285
Cohu Inc *	8,336	268
CommScope Holding Co Inc *	46,000	54
CommVault Systems Inc *	7,084	678
Comtech Telecommunications Corp	5,832	39
Confluent Inc, Cl A *	30,600	1,036
Consensus Cloud Solutions Inc *	3,585	57
Corsair Gaming Inc *	6,200	80

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Couchbase Inc *	7,800	$219
Crane NXT Co	7,629	446
Credo Technology Group Holding Ltd *	21,200	457
Crowdstrike Holdings Inc, Cl A *	36,421	11,806
CS Disco Inc *	5,000	33
CTS Corp	6,445	287
Daktronics Inc *	4,000	35
Datadog Inc, Cl A *	46,555	6,120
Digi International Inc *	7,601	225
Digimarc Corp *	2,876	101
Digital Turbine Inc *	20,700	66
DigitalOcean Holdings Inc *	11,600	440
Diodes Inc *	7,142	485
DocuSign Inc, Cl A *	33,980	1,810
Dolby Laboratories Inc, Cl A	9,704	786
Domo Inc, Cl B *	6,432	74
DoubleVerify Holdings Inc *	22,700	701
Dropbox Inc, Cl A *	42,800	1,025
DXC Technology Co *	33,400	730
Dynatrace Inc *	40,500	2,007
DZS Inc *	3,800	6
E2open Parent Holdings Inc *	23,200	98
Eastman Kodak Co *	9,600	51
eGain Corp *	4,900	30
Elastic NV *	13,300	1,780
Enfusion Inc, Cl A *	4,900	42
Entegris Inc	25,330	3,403
Envestnet Inc *(A)	8,952	461
ePlus Inc *	5,176	426
Everbridge Inc *	8,700	246
EverCommerce Inc *(A)	7,100	69
Evolv Technologies Holdings Inc *	18,900	90
Expensify Inc, Cl A *	10,900	23
Extreme Networks Inc *	24,087	304
Fabrinet *	6,115	1,318
FARO Technologies Inc *	4,508	101
Fastly Inc, Cl A *	23,900	340
Five9 Inc *	11,600	708
FormFactor Inc *	12,319	530
Freshworks, Cl A *	25,800	527
Gitlab Inc, Cl A *	14,500	1,046
GLOBALFOUNDRIES Inc *(A)	12,800	700
Globant SA *	6,900	1,540
GoDaddy Inc, Cl A *	24,845	2,836
Grid Dynamics Holdings Inc *	11,600	156
Guidewire Software Inc *	13,669	1,631
Hackett Group Inc/The	5,700	141
Harmonic Inc *	20,694	272
HashiCorp, Cl A *	18,500	482
HubSpot Inc *	7,773	4,810
Ichor Holdings Ltd *	4,000	171
Impinj Inc *	4,200	459

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
indie Semiconductor Inc, Cl A *	27,400	$170
Infinera Corp *	41,084	206
Informatica Inc, Cl A *	7,200	235
Information Services Group Inc	8,000	35
Insight Enterprises Inc *	4,698	883
Instructure Holdings Inc *	2,600	60
Intapp Inc *	5,000	196
InterDigital Inc	4,817	515
IonQ Inc *(A)	29,900	310
IPG Photonics Corp *	5,700	492
Itron Inc *	7,411	687
Jamf Holding Corp *	14,900	268
Kimball Electronics Inc *	5,693	128
Knowles Corp *	15,300	250
Kulicke & Soffa Industries Inc	10,100	481
Kyndryl Holdings Inc *	37,300	819
Lattice Semiconductor Corp *	22,862	1,751
Lightwave Logic Inc *(A)	27,900	117
Littelfuse Inc	4,031	960
LivePerson Inc *	14,991	19
LiveRamp Holdings Inc *	10,174	356
Lumentum Holdings Inc *	12,570	609
MACOM Technology Solutions Holdings Inc *	8,825	779
Manhattan Associates Inc *	10,380	2,630
Marathon Digital Holdings Inc *(A)	35,000	906
Marvell Technology Inc	145,912	10,456
Matterport Inc *	53,700	114
Maxeon Solar Technologies Ltd *	5,000	20
MaxLinear Inc, Cl A *	13,444	261
MeridianLink Inc *	5,300	100
Methode Electronics Inc	6,784	144
MicroStrategy Inc, Cl A *(A)	2,053	2,100
MicroVision Inc *(A)	35,100	83
Mirion Technologies Inc, Cl A *	35,300	345
Mitek Systems Inc *	9,100	106
MKS Instruments Inc	11,123	1,365
Model N Inc *	7,600	187
MongoDB Inc, Cl A *	11,400	5,102
N-able Inc *	11,350	153
Napco Security Technologies Inc	6,500	293
Navitas Semiconductor Corp, Cl A *	20,200	124
nCino Inc *(A)	13,700	409
NCR Voyix *	25,883	378
NETGEAR Inc *	6,692	100
NetScout Systems Inc *	14,158	307
NextNav Inc *	3,100	13
nLight Inc *	10,600	140
Novanta Inc *	5,862	1,014
Nutanix Inc, Cl A *	41,000	2,590
NVE Corp	900	75
Okta Inc, Cl A *	25,804	2,769

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Olo Inc, Cl A *	22,100	$129
ON24 Inc	6,100	43
OneSpan Inc *	2,002	19
Onto Innovation Inc *	8,172	1,505
OSI Systems Inc *	3,168	416
PagerDuty Inc *	13,915	336
Palantir Technologies Inc, Cl A *	324,800	8,146
PAR Technology Corp *	5,800	254
PC Connection Inc	2,231	148
PDF Solutions Inc *	6,753	230
Pegasystems Inc	7,636	497
Perficient Inc *	6,700	435
Photronics Inc *	9,129	263
Plexus Corp *	4,328	409
Power Integrations Inc	9,178	656
PowerSchool Holdings Inc, Cl A *	9,800	205
Procore Technologies Inc *	13,200	1,030
Progress Software Corp	8,458	451
PROS Holdings Inc *	6,599	236
Pure Storage Inc, Cl A *	47,900	2,522
Q2 Holdings Inc *	10,100	467
Qualys Inc *	6,100	1,048
Rackspace Technology Inc *	11,600	24
Rambus Inc *	17,910	1,061
Rapid7 Inc *	9,700	568
Red Violet Inc *	1,100	20
Ribbon Communications Inc *	13,520	40
Rimini Street Inc *	10,000	32
RingCentral Inc, Cl A *	13,600	454
Riot Platforms Inc *(A)	30,100	425
Rogers Corp *	3,093	347
Sanmina Corp *	9,066	573
Sapiens International Corp NV	7,000	215
ScanSource Inc *	3,396	147
SEMrush Holdings, Cl A *	6,100	76
Semtech Corp *	11,575	245
SentinelOne Inc, Cl A *	38,800	1,093
Silicon Laboratories Inc *	5,182	713
SiTime Corp *	3,300	305
SkyWater Technology Inc *	1,700	20
SMART Global Holdings Inc *	8,600	183
SmartRent Inc, Cl A *	30,500	88
Smartsheet Inc, Cl A *	21,100	891
Snowflake Inc, Cl A *	53,700	10,111
SolarWinds Corp *	7,850	94
SoundHound AI Inc, Cl A *(A)	27,700	206
SoundThinking Inc *	1,400	24
Splunk Inc *	26,422	4,128
Sprinklr Inc, Cl A *	17,700	231
Sprout Social Inc, Cl A *	8,800	544
SPS Commerce Inc *	6,058	1,122
Squarespace Inc, Cl A *	7,500	250

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Super Micro Computer Inc *	7,800	$6,756
Synaptics Inc *	6,387	639
TD SYNNEX Corp	10,381	1,079
Tenable Holdings Inc *	18,700	901
Teradata Corp *	16,100	606
Terawulf Inc *(A)	14,200	27
Thoughtworks Holding Inc *	20,500	64
TTM Technologies Inc *	17,487	260
Tucows Inc, Cl A *	2,200	42
Turtle Beach Corp *	4,000	43
Twilio Inc, Cl A *	28,442	1,695
Ubiquiti Inc	700	82
UiPath Inc, Cl A *	63,700	1,513
Ultra Clean Holdings Inc *	7,652	331
Unisys Corp *	15,183	79
Unity Software Inc *	48,700	1,428
Universal Display Corp	7,751	1,352
Varonis Systems Inc, Cl B *	17,800	904
Veeco Instruments Inc *	7,610	276
Verint Systems Inc *	12,450	394
Veritone Inc *(A)	5,500	13
Viant Technology Inc, Cl A *	2,600	24
Viasat Inc *	18,256	357
Viavi Solutions Inc *	38,900	371
Vishay Intertechnology Inc	20,317	442
Vishay Precision Group Inc *	3,164	109
Vontier Corp	25,800	1,109
Vuzix Corp *(A)	14,200	24
Weave Communications Inc *	2,600	33
Wolfspeed Inc *	19,923	518
Workday Inc, Cl A *	34,266	10,097
Workiva Inc, Cl A *	8,000	689
Xerox Holdings Corp	18,000	336
Xperi Inc *	9,580	105
Yext Inc *	25,100	149
Zeta Global Holdings Corp, Cl A *	24,000	252
Zoom Video Communications Inc, Cl A *	43,021	3,043
Zscaler Inc *	15,000	3,630
Zuora Inc, Cl A *	26,300	212

		220,366
Materials — 3.7%
5E Advanced Materials Inc *(A)	8,300	15
AdvanSix Inc	5,900	165
Alcoa Corp	29,100	792
Alpha Metallurgical Resources Inc	1,900	717
American Vanguard Corp	6,799	73
AptarGroup Inc	10,966	1,540
Arcadium Lithium *(A)	167,060	917
Arch Resources Inc	2,800	463
Ardagh Metal Packaging SA	48,350	159
Ashland Inc	7,708	722
Aspen Aerogels Inc *	11,300	194

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ATI Inc *	21,200	$1,043
Avient Corp	16,632	673
Axalta Coating Systems Ltd *	36,800	1,204
Balchem Corp	5,188	815
Berry Global Group Inc	19,841	1,155
Cabot Corp	9,032	767
Carpenter Technology Corp	7,801	504
Century Aluminum Co *	12,297	129
Chemours Co/The	24,200	476
Clearwater Paper Corp *	3,751	147
Cleveland-Cliffs Inc *	83,560	1,738
Coeur Mining Inc *	58,261	151
Commercial Metals Co	19,241	1,039
Compass Minerals International Inc	7,840	179
Constellium SE, Cl A *	23,100	448
Crown Holdings Inc	17,751	1,360
Danimer Scientific Inc *(A)	15,100	20
Eagle Materials Inc	5,783	1,466
Ecovyst Inc *	21,200	205
Element Solutions Inc	36,700	862
Ginkgo Bioworks Holdings Inc *(A)	243,600	370
Glatfelter Corp *	10,271	23
Graphic Packaging Holding Co	50,817	1,319
Greif Inc, Cl A	4,419	285
Greif Inc, Cl B	1,300	83
Hawkins Inc	2,746	193
Haynes International Inc	2,823	168
HB Fuller Co	8,733	695
Hecla Mining Co	93,668	332
Huntsman Corp	27,624	707
i-80 Gold Corp *	38,100	48
Ingevity Corp *	5,400	247
Innospec Inc	4,513	561
Intrepid Potash Inc *	1,860	39
Ivanhoe Electric Inc / US *	9,500	70
Kaiser Aluminum Corp	2,754	200
Knife River Corp *	9,083	673
Koppers Holdings Inc	4,473	253
Kronos Worldwide Inc	5,084	46
Louisiana-Pacific Corp	10,542	780
LSB Industries Inc *	8,300	61
Materion Corp	3,774	507
Mativ Holdings Inc	10,288	179
Metallus *	10,104	220
Minerals Technologies Inc	6,224	450
MP Materials Corp *	18,100	275
Myers Industries Inc	8,418	162
NewMarket Corp	997	640
Novagold Resources Inc *	42,600	106
O-I Glass Inc, Cl I *	24,300	411
Olin Corp	20,316	1,093
Olympic Steel Inc	1,927	131

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Origin Materials Inc *	27,300	$16
Orion SA	10,400	234
Pactiv Evergreen Inc	8,700	128
Perimeter Solutions SA *	34,400	209
Piedmont Lithium Inc *(A)	3,100	45
PureCycle Technologies Inc *(A)	26,000	151
Quaker Chemical Corp	2,534	508
Radius Recycling, Cl A	5,956	118
Ramaco Resources Inc, Cl A	5,500	97
Ramaco Resources Inc, Cl B	1,100	13
Ranpak Holdings Corp, Cl A *	8,300	39
Rayonier Advanced Materials Inc *	13,917	47
Reliance	9,738	3,128
Royal Gold Inc	10,902	1,119
RPM International Inc	21,488	2,479
Ryerson Holding Corp	4,900	155
Scotts Miracle-Gro Co/The, Cl A	7,859	516
Sealed Air Corp	23,600	823
Sensient Technologies Corp	6,635	444
Silgan Holdings Inc	13,560	595
Sonoco Products Co	16,121	914
Southern Copper Corp	14,129	1,142
SSR Mining Inc (A)	42,600	183
Stepan Co	3,925	350
Summit Materials Inc, Cl A *	19,465	831
SunCoke Energy Inc	18,646	200
Sylvamo Corp	7,000	423
Tredegar Corp	5,341	23
TriMas Corp	6,476	152
Trinseo PLC	8,900	40
Tronox Holdings PLC	20,000	294
United States Lime & Minerals Inc	400	102
United States Steel Corp	37,200	1,761
Valhi Inc	500	7
Warrior Met Coal Inc	8,200	467
Westlake Corp	5,310	737
Worthington Steel *	5,702	181

		50,136
Real Estate — 4.6%
Acadia Realty Trust ‡	13,739	225
Agree Realty Corp ‡	16,347	898
Alexander & Baldwin Inc ‡	10,291	167
Alexander's Inc ‡	488	108
American Assets Trust Inc ‡	7,791	168
American Homes 4 Rent, Cl A ‡	56,100	2,076
Americold Realty Trust Inc ‡	44,900	1,136
Anywhere Real Estate Inc *	23,502	147
Apartment Income REIT Corp ‡	24,300	737
Apartment Investment and Management Co, Cl A *‡	23,300	172
Apple Hospitality REIT Inc ‡	34,500	555
Armada Hoffler Properties Inc ‡	13,800	141

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Braemar Hotels & Resorts Inc ‡	13,600	$31
Brandywine Realty Trust ‡	38,639	166
Brixmor Property Group Inc ‡	49,700	1,124
Broadstone Net Lease Inc, Cl A ‡	35,900	535
BRT Apartments Corp ‡	2,400	37
CareTrust REIT Inc ‡	18,353	414
CBL & Associates Properties Inc ‡(A)	6,700	155
Centerspace ‡	3,403	189
Chatham Lodging Trust ‡	10,435	106
City Office REIT Inc ‡	11,000	50
Clipper Realty Inc ‡	3,500	16
Community Healthcare Trust Inc ‡	5,400	147
Compass Inc, Cl A *	63,100	249
COPT Defense Properties ‡	17,730	430
Cousins Properties Inc ‡	24,345	555
CTO Realty Growth Inc ‡	4,254	73
CubeSmart ‡	37,522	1,636
Cushman & Wakefield PLC *	28,400	284
DiamondRock Hospitality Co ‡	37,807	355
DigitalBridge Group Inc	25,598	470
Diversified Healthcare Trust ‡	48,507	159
Douglas Elliman Inc	16,217	30
Douglas Emmett Inc ‡	28,985	383
Easterly Government Properties Inc, Cl A ‡	19,500	230
EastGroup Properties Inc ‡	7,685	1,350
Elme Communities ‡	16,513	213
Empire State Realty Trust Inc, Cl A ‡	28,400	283
EPR Properties ‡	11,851	487
Equity Commonwealth *‡	17,044	321
Equity LifeStyle Properties Inc ‡	29,864	2,010
Essential Properties Realty Trust Inc ‡	25,000	597
eXp World Holdings Inc (A)	13,900	182
Farmland Partners Inc ‡	10,300	122
First Industrial Realty Trust Inc ‡	21,953	1,164
Forestar Group Inc *	3,867	130
Four Corners Property Trust Inc ‡	17,319	419
FRP Holdings Inc *	1,438	87
Gaming and Leisure Properties Inc ‡	43,031	1,957
Getty Realty Corp ‡	9,189	242
Gladstone Commercial Corp ‡	8,919	110
Gladstone Land Corp ‡	7,000	91
Global Medical REIT Inc ‡	15,000	134
Global Net Lease Inc ‡	33,762	243
Healthcare Realty Trust Inc, Cl A ‡	62,505	861
Highwoods Properties Inc ‡	16,368	400
Howard Hughes Holdings Inc *	6,117	467
Hudson Pacific Properties Inc ‡	27,870	177
Independence Realty Trust Inc ‡	41,801	612
Innovative Industrial Properties Inc, Cl A ‡	4,400	431
InvenTrust Properties Corp ‡	12,100	306
JBG SMITH Properties ‡	20,400	338
Jones Lang LaSalle Inc *	7,947	1,512

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kennedy-Wilson Holdings Inc	21,529	$189
Kilroy Realty Corp ‡	19,043	722
Kite Realty Group Trust ‡	35,321	756
Lamar Advertising Co, Cl A ‡	14,597	1,614
LTC Properties Inc ‡	5,917	186
LXP Industrial Trust, Cl B ‡	45,190	391
Macerich Co/The ‡	39,545	649
Marcus & Millichap Inc	5,100	187
Medical Properties Trust Inc ‡(A)	93,362	393
National Health Investors Inc ‡	6,464	372
National Storage Affiliates Trust ‡	15,300	548
NET Lease Office Properties ‡	2,895	71
NETSTREIT Corp ‡	14,600	245
Newmark Group Inc, Cl A	28,705	310
NexPoint Residential Trust Inc ‡	4,900	143
NNN REIT Inc ‡	30,243	1,231
Office Properties Income Trust ‡	10,391	28
Omega Healthcare Investors Inc ‡	40,757	1,268
One Liberty Properties Inc ‡	3,662	74
Opendoor Technologies Inc *	103,100	318
Orion Office REIT Inc ‡	11,900	42
Outfront Media Inc ‡	26,909	387
Paramount Group Inc ‡	42,000	186
Park Hotels & Resorts Inc ‡	34,459	572
Peakstone Realty Trust ‡	5,500	76
Pebblebrook Hotel Trust ‡	23,625	374
Phillips Edison & Co Inc ‡	19,000	679
Piedmont Office Realty Trust Inc, Cl A ‡	28,566	179
Plymouth Industrial REIT Inc ‡	7,000	151
Postal Realty Trust Inc, Cl A ‡	2,600	37
PotlatchDeltic Corp ‡	12,642	572
Rayonier Inc ‡	24,153	832
RE/MAX Holdings Inc, Cl A	4,200	36
Redfin Corp *	23,300	166
Retail Opportunity Investments Corp ‡	18,259	236
Rexford Industrial Realty Inc ‡	35,400	1,801
RLJ Lodging Trust ‡	30,754	365
RMR Group Inc/The, Cl A	4,170	102
Ryman Hospitality Properties Inc ‡	9,660	1,145
Sabra Health Care REIT Inc ‡	36,820	511
Safehold Inc ‡	9,727	196
Saul Centers Inc ‡	2,644	96
Service Properties Trust ‡	28,741	195
SITE Centers Corp ‡	36,707	499
SL Green Realty Corp ‡(A)	10,283	499
St Joe Co/The	5,200	280
STAG Industrial Inc ‡	30,156	1,120
Star Holdings *‡	2,282	28
Stratus Properties Inc *	1,200	26
Summit Hotel Properties Inc ‡	23,629	152
Sun Communities Inc ‡	20,821	2,785
Sunstone Hotel Investors Inc ‡	32,338	362

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tanger Inc ‡	16,149	$465
Tejon Ranch Co *	4,876	81
Terreno Realty Corp ‡	13,563	872
UMH Properties Inc ‡	9,500	146
Uniti Group Inc ‡	49,560	290
Universal Health Realty Income Trust ‡	3,116	121
Urban Edge Properties ‡	22,700	386
Veris Residential Inc ‡	12,567	183
Vornado Realty Trust ‡	28,900	760
Whitestone REIT, Cl B ‡	12,377	153
WP Carey Inc ‡	35,700	2,011
Xenia Hotels & Resorts Inc ‡	18,000	276
Zillow Group Inc, Cl A *	8,791	475
Zillow Group Inc, Cl C *	25,797	1,449

		61,650
Utilities — 1.5%
ALLETE Inc	10,770	610
Altus Power Inc, Cl A *	9,800	67
American States Water Co	5,774	412
Artesian Resources Corp, Cl A	2,184	75
Avangrid Inc	11,050	344
Avista Corp	11,952	397
Black Hills Corp	10,802	562
Brookfield Infrastructure Corp, Cl A	19,250	639
Brookfield Renewable Corp, Cl A (A)	21,316	506
California Water Service Group	9,041	415
Chesapeake Utilities Corp	3,815	389
Clearway Energy Inc, Cl A	7,800	158
Clearway Energy Inc, Cl C	12,500	272
Consolidated Water Co Ltd	4,100	121
Essential Utilities Inc	40,537	1,410
Genie Energy Ltd, Cl B	4,700	86
Global Water Resources Inc	2,800	36
Hawaiian Electric Industries Inc	21,858	266
IDACORP Inc, Cl Rights	8,224	725
MGE Energy Inc	6,614	418
Middlesex Water Co	2,901	148
Montauk Renewables Inc *	11,500	65
National Fuel Gas Co	14,488	706
New Jersey Resources Corp	15,694	653
Northwest Natural Holding Co	7,076	260
Northwestern Energy Group Inc	11,746	563
OGE Energy Corp	33,176	1,092
ONE Gas Inc	8,800	524
Ormat Technologies Inc	8,534	556
Otter Tail Corp	6,646	601
PNM Resources Inc	13,617	497
Portland General Electric Co	16,400	659
Pure Cycle Corp *	5,900	59
SJW Group	4,764	262
Southwest Gas Holdings Inc	9,941	677
Spire Inc	9,603	570

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sunnova Energy International Inc *(A)	19,800	$144
UGI Corp	34,396	842
Unitil Corp	3,558	181
Vistra Corp	61,568	3,358
York Water Co/The	2,952	105

		20,430
Total Common Stock
(Cost $749,838) ($ Thousands)		1,154,930

REGISTERED INVESTMENT COMPANY — 0.0%
NexPoint Diversified Real Estate Trust	6,251	40
Total Registered Investment Company

(Cost $80) ($ Thousands)		40

	Number of Rights
RIGHTS — 0.0%
Novartis AG CVR *‡‡	10,960	4
Pulse Biosciences Inc Right *‡‡	2,347	–
Tobira Therapeutics CVR, Expires 12/31/2028 *(C)	2,300	–
Total Rights
(Cost $—) ($ Thousands)		4

	Shares
AFFILIATED PARTNERSHIP — 3.1%
SEI Liquidity Fund, LP
5.370% **†(B)	41,537,584	41,560

Total Affiliated Partnership
(Cost $41,540) ($ Thousands)		41,560

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	25,865,239	25,865

Total Cash Equivalent
(Cost $25,865) ($ Thousands)		25,865

Total Investments in Securities — 90.9%
(Cost $817,323) ($ Thousands)		$1,222,399

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Extended Market Index Fund (Concluded)

A list of open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	264	Mar-2024	$25,957	$27,156	$1,199
S&P 500 Index E-MINI	14	Mar-2024	3,411	3,573	162
S&P Mid Cap 400 Index E-MINI	18	Mar-2024	4,783	5,207	424
			$34,151	$35,936	$1,785

Percentages are based on Net Assets of $1,344,322 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.

‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2024.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2024 was $41,560 ($ Thousands).
(C)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Investments Co	$1,178	$48	$(221)	$—	$119	$1,124	$18	$—
SEI Liquidity Fund, LP	35,481	174,877	(168,804)	—	6	41,560	810	—
SEI Daily Income Trust, Government Fund, Institutional Class	4,902	213,930	(192,967)	—	—	25,865	896	—
Totals	$41,561	$388,855	$(361,992)	$–	$125	$68,549	$1,724	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.5%

Communication Services — 1.8%
Advantage Solutions Inc *	29,890	$114
Altice USA Inc, Cl A *	19,500	58
AMC Networks Inc, Cl A *	9,100	118
Cardlytics Inc *	24,639	204
Eventbrite Inc, Cl A *	66,705	373
IDT Corp, Cl B *	7,300	272
Iridium Communications Inc	3,760	109
Liberty Latin America Ltd, Cl A *	9,630	62
Lions Gate Entertainment Corp, Cl A *	52,486	510
Nexstar Media Group Inc, Cl A	3,600	598
Playtika Holding Corp *	17,700	131
PubMatic Inc, Cl A *	19,280	404
Shutterstock Inc	5,100	249
Sinclair Inc	4,510	67
Spok Holdings Inc	10,010	180
Thryv Holdings Inc *	7,140	149
Vimeo Inc *	137,560	659
Yelp Inc, Cl A *	2,930	112

		4,369
Consumer Discretionary — 12.1%
2U Inc *(A)	144,394	65
Aaron's Co Inc/The	55,678	431
Abercrombie & Fitch Co, Cl A *	2,043	261
Academy Sports & Outdoors Inc	6,900	516
Accel Entertainment Inc, Cl A *	11,860	134
AutoNation Inc *	960	144
Beazer Homes USA Inc *	8,671	272
Big Lots Inc	13,240	72
Biglari Holdings Inc, Cl B *	1,074	186
BJ's Restaurants Inc *	8,230	288
Bloomin' Brands Inc	12,600	342
Build-A-Bear Workshop Inc, Cl A	13,860	332
Caleres Inc	6,366	246
Carrols Restaurant Group Inc	7,485	71
Cavco Industries Inc *	750	279
Century Casinos Inc *	23,273	68
Chuy's Holdings Inc *	5,303	179
Cooper-Standard Holdings Inc *	6,654	94
Cricut Inc, Cl A	3,840	19
Crocs Inc *	3,100	379
Denny's Corp *	12,040	111
Designer Brands Inc, Cl A	13,690	145
Destination XL Group Inc *	21,544	86
Dillard's Inc, Cl A	230	95
Dine Brands Global Inc	3,200	155
Dream Finders Homes Inc, Cl A *	15,235	596
Duolingo Inc, Cl A *	1,710	409
Ethan Allen Interiors Inc	8,110	271
First Watch Restaurant Group Inc *	14,935	374
Genesco Inc *	6,000	192

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gentex Corp	2,290	$84
G-III Apparel Group Ltd *	14,600	486
Goodyear Tire & Rubber Co/The *	16,500	196
Graham Holdings Co, Cl B	150	105
Grand Canyon Education Inc *	1,450	195
Group 1 Automotive Inc	2,750	744
H&R Block Inc	15,000	734
Haverty Furniture Cos Inc	8,470	291
Hibbett Inc	6,100	500
Hooker Furnishings Corp	17,752	435
Hovnanian Enterprises Inc, Cl A *	1,800	282
Inspired Entertainment Inc *	33,150	328
Installed Building Products Inc	6,887	1,645
KB Home	3,901	259
Latham Group Inc *	27,637	94
La-Z-Boy Inc, Cl Z	10,900	414
Lear Corp	1,600	220
Legacy Housing Corp *	15,730	405
Lindblad Expeditions Holdings Inc *	12,068	112
M/I Homes Inc *	4,100	521
Marine Products Corp	12,117	139
Marriott Vacations Worldwide Corp	1,150	107
MasterCraft Boat Holdings Inc *	15,180	333
Meritage Homes Corp	3,200	504
Modine Manufacturing Co *	16,370	1,469
Movado Group Inc	2,111	61
Murphy USA Inc	730	304
Nordstrom Inc	11,100	233
ODP Corp/The *	7,100	401
OneSpaWorld Holdings Ltd *	20,794	271
Patrick Industries Inc	2,460	295
Penske Automotive Group Inc	1,200	184
Perdoceo Education Corp	27,069	482
Playa Hotels & Resorts NV *	23,800	219
PlayAGS Inc *	55,715	517
Polaris Inc	2,200	204
Potbelly Corp *	38,679	537
PulteGroup Inc	340	37
PVH Corp	6,049	827
Qurate Retail Inc *	23,700	33
Ralph Lauren Corp, Cl A	1,464	272
Rocky Brands Inc	2,285	57
Rush Street Interactive Inc *	21,700	127
Sally Beauty Holdings Inc *	12,500	158
Shoe Carnival Inc	2,400	79
Signet Jewelers Ltd	4,900	499
Standard Motor Products Inc	2,250	71
Stitch Fix Inc, Cl A *	107,615	348
Stoneridge Inc *	3,470	61
Stride Inc *	2,410	144
Sturm Ruger & Co Inc	1,160	50
Taylor Morrison Home Corp, Cl A *	3,780	214

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Texas Roadhouse Inc, Cl A	9,072	$1,355
Thor Industries Inc	2,100	269
Toll Brothers Inc	2,566	294
Tri Pointe Homes Inc *	24,200	856
Universal Technical Institute Inc *	2,920	44
Upbound Group Inc, Cl A	9,000	304
Williams-Sonoma Inc	420	99
Wingstop Inc	3,302	1,159
Winmark Corp	245	93
Winnebago Industries Inc	5,300	380
Wyndham Hotels & Resorts Inc	5,360	410
Xponential Fitness Inc, Cl A *	38,711	390

		29,752
Consumer Staples — 5.0%
Albertsons Cos Inc, Cl A	7,500	152
Andersons Inc/The	1,890	105
BellRing Brands Inc *	4,587	261
Cal-Maine Foods Inc	2,550	147
Casey's General Stores Inc	4,615	1,405
Central Garden & Pet Co, Cl A *	2,937	111
Coca-Cola Consolidated Inc	566	476
Dole PLC	5,190	61
elf Beauty Inc *	5,840	1,218
Energizer Holdings Inc	8,500	243
Flowers Foods Inc	8,710	195
Fresh Del Monte Produce Inc	11,300	270
Freshpet Inc *	2,407	272
Grocery Outlet Holding Corp *	1,530	40
Ingles Markets Inc, Cl A	8,767	675
Ingredion Inc	7,390	869
J & J Snack Foods Corp	800	116
John B Sanfilippo & Son Inc	990	101
Lancaster Colony Corp	950	197
Natural Grocers by Vitamin Cottage Inc	34,932	579
Nature's Sunshine Products Inc *	4,313	77
Oil-Dri Corp of America	460	33
Pilgrim's Pride Corp *	2,900	92
Post Holdings Inc *	4,972	518
PriceSmart Inc	3,820	321
Primo Water Corp	8,410	136
Seaboard Corp	18	59
SpartanNash Co	13,530	285
Spectrum Brands Holdings Inc	2,700	217
Sprouts Farmers Market Inc *	26,125	1,631
Turning Point Brands Inc	1,340	34
Universal Corp/VA	2,120	102
USANA Health Sciences Inc *	880	43
Village Super Market Inc, Cl A	20,471	560
Vita Coco Co Inc/The *	1,850	48
Vital Farms Inc *	31,390	564
WD-40 Co	440	118

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Weis Markets Inc	1,120	$73

		12,404
Energy — 4.8%
Archrock Inc	13,765	252
Ardmore Shipping Corp	3,430	56
Berry Corp	20,300	143
Bristow Group Inc *	2,481	67
Cactus Inc, Cl A	5,600	257
California Resources Corp	9,149	477
Centrus Energy Corp, Cl A *	4,898	200
Chord Energy Corp	2,200	357
CNX Resources Corp *	21,100	442
CONSOL Energy Inc	2,900	249
DHT Holdings Inc	50,140	543
DMC Global Inc *	23,486	392
Dorian LPG Ltd	6,244	226
Excelerate Energy Inc, Cl A	23,190	364
Expro Group Holdings NV *	11,464	205
Gulfport Energy Corp *	4,120	585
Helix Energy Solutions Group Inc *	24,330	219
Helmerich & Payne Inc	9,900	380
International Seaways Inc	2,440	129
Kodiak Gas Services Inc	8,885	227
Liberty Energy Inc, Cl A	17,700	378
Matador Resources Co	8,540	539
Nordic American Tankers Ltd	15,420	63
Overseas Shipholding Group Inc, Cl A	5,540	34
Patterson-UTI Energy Inc	17,600	204
PBF Energy Inc, Cl A	12,600	588
Peabody Energy Corp	13,800	342
Ranger Energy Services Inc, Cl A	30,639	321
REX American Resources Corp *	7,917	348
RPC Inc	28,690	212
Scorpio Tankers Inc	5,073	341
SFL Corp Ltd	22,500	301
SM Energy Co	6,000	263
Solaris Oilfield Infrastructure Inc, Cl A	18,872	160
Southwestern Energy Co *	21,400	149
Teekay Corp *	70,460	533
Teekay Tankers Ltd, Cl A	2,070	113
US Silica Holdings Inc *	17,200	198
VAALCO Energy Inc	103,010	459
World Kinect Corp	18,000	438

		11,754
Financials — 17.6%
1st Source Corp	1,130	56
AFC Gamma Inc ‡	19,937	229
Alerus Financial Corp	6,068	132
Amalgamated Financial Corp	20,147	465
A-Mark Precious Metals Inc (A)	9,970	256
Ambac Financial Group Inc *	16,298	267

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Financial Group Inc/OH	1,890	$241
AMERISAFE Inc	1,350	71
Apollo Commercial Real Estate Finance Inc ‡	18,100	203
Arbor Realty Trust Inc ‡(A)	15,600	209
AssetMark Financial Holdings Inc *	8,466	299
Associated Banc-Corp	30,700	640
Assurant Inc	900	163
Assured Guaranty Ltd	3,016	276
Atlantic Union Bankshares Corp	12,200	406
Atlanticus Holdings Corp *	7,386	245
AvidXchange Holdings Inc *	8,200	109
Axis Capital Holdings Ltd	3,540	221
Banco Latinoamericano de Comercio Exterior SA, Cl E	12,961	363
Bancorp Inc/The *	3,962	177
BayCom Corp	6,024	121
BCB Bancorp Inc	10,300	108
Brighthouse Financial Inc *	3,600	168
Byline Bancorp Inc	4,050	84
Camden National Corp	6,200	197
Capital Bancorp Inc	4,901	101
Capital City Bank Group Inc	3,760	107
Carter Bankshares Inc *	6,641	88
Cass Information Systems Inc	8,040	388
Cathay General Bancorp	8,600	336
Cboe Global Markets Inc	1,840	353
City Holding Co	770	77
Civista Bancshares Inc	16,440	247
CNB Financial Corp/PA	12,460	249
CNO Financial Group Inc	37,500	1,001
Coastal Financial Corp/WA *	8,070	310
Community Trust Bancorp Inc	10,200	406
Crawford & Co, Cl A	22,504	264
CrossFirst Bankshares Inc *	16,061	207
Customers Bancorp Inc *	8,627	469
Diamond Hill Investment Group Inc	290	42
Dime Community Bancshares Inc	6,000	112
Donegal Group Inc, Cl A	6,230	87
Donnelley Financial Solutions Inc *	4,907	317
eHealth Inc *	14,180	94
Employers Holdings Inc	9,550	437
Enact Holdings Inc	2,120	59
Enova International Inc *	1,860	118
Enstar Group Ltd *	620	191
Equity Bancshares Inc, Cl A	8,700	277
Esquire Financial Holdings Inc	9,525	484
Essent Group Ltd	4,210	226
Euronet Worldwide Inc *	1,790	196
Evercore Inc, Cl A	1,460	273
Everest Group Ltd	780	288
EVERTEC Inc	8,460	306

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FactSet Research Systems Inc	485	$224
Federal Agricultural Mortgage Corp, Cl C	560	100
Financial Institutions Inc	9,710	178
First American Financial Corp	3,100	181
First Busey Corp	9,500	219
First Business Financial Services Inc	9,400	332
First Commonwealth Financial Corp	12,500	163
First Community Bankshares Inc	8,370	277
First Financial Corp/IN	11,070	412
FirstCash Holdings Inc	7,645	875
Flushing Financial Corp	4,570	59
Flywire Corp *	8,425	239
FNB Corp/PA	20,700	276
FS KKR Capital Corp	14,600	276
Fulton Financial Corp	15,700	242
GCM Grosvenor Inc, Cl A	3,680	31
Genworth Financial Inc, Cl A *	44,700	275
Globe Life Inc	2,060	261
Great Southern Bancorp Inc	3,690	192
Greenlight Capital Re Ltd, Cl A *	2,380	30
Hamilton Lane Inc, Cl A	7,655	879
Hancock Whitney Corp	6,500	283
Hanmi Financial Corp	18,510	280
Hanover Insurance Group Inc/The	1,500	197
HBT Financial Inc	16,616	317
HCI Group Inc	8,523	832
Heritage Commerce Corp	34,356	285
HomeStreet Inc	3,000	42
HomeTrust Bancshares Inc	7,620	200
Hope Bancorp Inc	26,100	286
Horace Mann Educators Corp	2,580	93
Houlihan Lokey Inc, Cl A	1,686	217
I3 Verticals Inc, Cl A *	3,616	77
Independent Bank Corp/MI	25,560	625
International Money Express Inc *	22,144	436
Invesco Mortgage Capital Inc ‡	7,650	69
Investors Title Co	90	14
James River Group Holdings Ltd	8,040	80
Kinsale Capital Group Inc	2,136	1,103
LendingTree Inc *	15,503	613
Macatawa Bank Corp	30,762	301
Mercantile Bank Corp	15,035	554
Merchants Bancorp/IN	9,220	395
Mercury General Corp	5,306	258
Meridian Corp	11,600	113
Metrocity Bankshares Inc	3,336	81
Metropolitan Bank Holding Corp *	1,870	73
Mid Penn Bancorp Inc	9,600	202
MidCap Financial Investment Corp	21,366	315
Midland States Bancorp Inc	17,820	434
Mr Cooper Group Inc *	9,450	674
New Mountain Finance Corp	20,100	259

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
New York Community Bancorp Inc (A)	45,370	$217
NMI Holdings Inc, Cl A *	800	24
Northeast Community Bancorp Inc	11,200	175
Northrim BanCorp Inc	7,740	385
Oaktree Specialty Lending Corp (A)	13,100	261
OFG Bancorp	25,480	923
Old National Bancorp/IN	14,400	237
Old Republic International Corp	8,530	247
Old Second Bancorp Inc	18,200	244
Orrstown Financial Services Inc	6,848	185
Pathward Financial Inc	1,680	85
Patria Investments Ltd, Cl A	3,930	59
Paysafe Ltd *	20,036	289
PCB Bancorp	10,100	163
Peapack-Gladstone Financial Corp	4,203	102
PennantPark Investment Corp	55,400	378
Peoples Bancorp Inc/OH	2,990	84
Peoples Financial Services Corp	2,783	112
Perella Weinberg Partners, Cl A	3,480	48
PJT Partners Inc, Cl A	1,760	185
Ponce Financial Group Inc *	12,372	109
Popular Inc	7,800	653
Primerica Inc	280	69
Primis Financial Corp	6,000	74
Prospect Capital Corp	20,300	112
Regional Management Corp	20,465	479
Reinsurance Group of America Inc, Cl A	1,630	288
Remitly Global Inc *	15,325	316
RenaissanceRe Holdings Ltd	1,310	295
Republic Bancorp Inc/KY, Cl A	5,966	294
Rithm Capital Corp ‡	31,400	340
RLI Corp	320	47
Ryan Specialty Holdings Inc, Cl A *	4,080	214
Safety Insurance Group Inc	970	80
Security National Financial Corp, Cl A *	6,860	59
Selective Insurance Group Inc	2,160	226
Selectquote Inc *	108,320	210
Sierra Bancorp	11,120	207
Simmons First National Corp, Cl A	11,930	229
Sixth Street Specialty Lending Inc (A)	17,500	382
Skyward Specialty Insurance Group Inc *	5,138	188
SmartFinancial Inc	1,260	27
South Plains Financial Inc	1,070	29
Southern Missouri Bancorp Inc	2,082	89
Stellar Bancorp Inc	3,641	86
StepStone Group Inc, Cl A	6,610	230
Stifel Financial Corp	13,405	1,017
StoneCo Ltd, Cl A *	10,825	186
Summit Financial Group Inc	2,945	79
Synovus Financial Corp	5,800	220
Tiptree Inc	1,760	31
Towne Bank/Portsmouth VA	9,100	247

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TPG RE Finance Trust Inc ‡	22,510	$168
United Fire Group Inc	420	10
Universal Insurance Holdings Inc	40,070	809
Univest Financial Corp	9,430	189
Victory Capital Holdings Inc, Cl A	1,670	64
WaFd Inc	10,000	272
Waterstone Financial Inc	5,198	66
WesBanco Inc	4,530	131
Westamerica BanCorp	1,290	59
White Mountains Insurance Group Ltd	122	215
World Acceptance Corp *	4,236	507

		43,250
Health Care — 15.2%
4D Molecular Therapeutics Inc *	6,527	183
Acadia Healthcare Co Inc *	3,825	319
Addus HomeCare Corp *	930	86
ADMA Biologics Inc *	42,107	226
Agios Pharmaceuticals Inc *	3,060	99
Aldeyra Therapeutics Inc *	83,801	303
Alector Inc *	13,503	94
Alkermes PLC *	25,165	747
Allogene Therapeutics Inc *	32,240	158
Alpine Immune Sciences Inc *	6,103	215
ALX Oncology Holdings Inc *(A)	25,996	381
AMN Healthcare Services Inc *	3,300	186
Amphastar Pharmaceuticals Inc *	7,820	364
AnaptysBio Inc *	2,300	59
Anavex Life Sciences Corp *(A)	12,719	65
ANI Pharmaceuticals Inc *	5,128	347
Anika Therapeutics Inc *	3,200	78
Apellis Pharmaceuticals Inc *	2,550	158
Arcellx Inc *	6,598	434
Arcutis Biotherapeutics Inc *	30,970	318
Ardelyx Inc *	27,891	260
Atrion Corp	90	33
Avidity Biosciences Inc *	13,710	251
Biohaven Ltd *	5,690	274
Blueprint Medicines Corp *	2,730	255
Bridgebio Pharma Inc *	4,932	168
Brookdale Senior Living Inc, Cl A *	51,129	292
CareDx Inc *	61,310	652
Castle Biosciences Inc *	4,190	76
Catalyst Pharmaceuticals Inc *	15,200	244
Celcuity Inc *	1,380	21
Celldex Therapeutics Inc *	4,762	229
Chemed Corp	456	286
Coherus Biosciences Inc *(A)	31,730	72
Collegium Pharmaceutical Inc *	15,675	575
Community Health Systems Inc *	26,620	74
CorVel Corp *	640	156
Crinetics Pharmaceuticals Inc *	7,226	296
Cross Country Healthcare Inc *	2,170	40

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cullinan Oncology Inc *	2,500	$46
Cytokinetics Inc *	3,260	236
Day One Biopharmaceuticals Inc *	3,560	60
Deciphera Pharmaceuticals Inc *	3,510	59
Disc Medicine Inc, Cl A *	4,328	297
Dyne Therapeutics Inc *	10,033	270
Eagle Pharmaceuticals Inc/DE *(A)	49,278	289
Editas Medicine Inc, Cl A *	55,500	558
Elanco Animal Health Inc *	15,654	249
Emergent BioSolutions Inc *(A)	44,630	144
Encompass Health Corp	3,700	275
Ensign Group Inc/The	11,860	1,482
Entrada Therapeutics Inc *	1,630	22
Evolent Health Inc, Cl A *	9,745	330
Evolus Inc *	14,190	210
Exelixis Inc *	2,560	56
EyePoint Pharmaceuticals Inc *	9,507	259
Fortrea Holdings Inc *	8,150	306
Generation Bio Co *	77,180	194
Glaukos Corp *	3,201	284
Haemonetics Corp *	2,130	155
Halozyme Therapeutics Inc *	9,200	366
Harmony Biosciences Holdings Inc *	5,800	186
Health Catalyst Inc *	9,190	76
HealthStream Inc	6,926	189
Henry Schein Inc *	3,050	233
Heron Therapeutics Inc *(A)	88,895	236
HilleVax Inc *	1,680	30
Hims & Hers Health Inc *	20,354	265
Ideaya Biosciences Inc *	7,434	332
Immunome Inc *(A)	8,681	210
Immunovant Inc *	4,688	166
Innoviva Inc *	18,807	287
Insmed Inc *	3,950	110
Intra-Cellular Therapies Inc *	7,027	489
Ionis Pharmaceuticals Inc *	3,290	149
Iovance Biotherapeutics Inc *	14,528	231
iRadimed Corp	10,623	446
Ironwood Pharmaceuticals Inc, Cl A *	50,100	472
iTeos Therapeutics Inc *	7,150	77
Janux Therapeutics Inc *	3,799	184
Jazz Pharmaceuticals PLC *	1,790	213
Karyopharm Therapeutics Inc *	90,760	105
Kiniksa Pharmaceuticals Ltd, Cl A *	31,836	673
Kodiak Sciences Inc *	35,140	211
Krystal Biotech Inc *	2,880	459
LeMaitre Vascular Inc	1,550	109
Ligand Pharmaceuticals Inc *	920	73
Liquidia Corp *	18,444	261
Longboard Pharmaceuticals Inc *	7,916	176
MacroGenics Inc *	12,210	219
Madrigal Pharmaceuticals Inc *	610	144

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medpace Holdings Inc *	998	$397
MeiraGTx Holdings plc *	4,362	27
Merit Medical Systems Inc *	7,420	565
Mersana Therapeutics Inc *	45,780	249
Mesa Laboratories Inc	730	80
Mirum Pharmaceuticals Inc *	8,680	249
National HealthCare Corp	1,220	120
National Research Corp, Cl A	960	39
Neurocrine Biosciences Inc *	1,170	153
Nurix Therapeutics Inc *(A)	25,820	319
Nuvalent Inc, Cl A *	3,457	291
Option Care Health Inc *	14,965	483
OraSure Technologies Inc *	79,200	570
Organogenesis Holdings Inc, Cl A *	112,258	401
Organon & Co	16,400	286
Patterson Cos Inc	9,400	255
Pennant Group Inc/The *	11,470	214
Perrigo Co PLC	5,640	148
PetIQ Inc, Cl A *	11,283	205
Phibro Animal Health Corp, Cl A	8,800	114
Prestige Consumer Healthcare Inc *	9,700	675
Privia Health Group Inc *	3,130	70
PROCEPT BioRobotics Corp *	4,703	227
QIAGEN NV	3,085	132
QuidelOrtho Corp *	2,400	109
RadNet Inc *	4,850	184
Repligen Corp *	1,771	344
Replimune Group Inc *	12,710	109
Rigel Pharmaceuticals Inc *	101,937	155
RxSight Inc *	6,146	335
Sana Biotechnology Inc *	31,240	314
Scholar Rock Holding Corp *	9,819	152
Select Medical Holdings Corp	7,300	199
Semler Scientific Inc *	6,538	308
Shockwave Medical Inc *	535	140
SIGA Technologies Inc	30,834	161
Simulations Plus Inc	1,120	46
Soleno Therapeutics Inc *	3,567	172
Stoke Therapeutics Inc *(A)	14,416	112
Supernus Pharmaceuticals Inc *	2,740	81
Surmodics Inc *	8,558	273
Syndax Pharmaceuticals Inc *	4,885	115
Taro Pharmaceutical Industries Ltd *	710	30
Tarsus Pharmaceuticals Inc *	6,828	261
Tenet Healthcare Corp *	3,200	298
Theravance Biopharma Inc *	4,530	43
TransMedics Group Inc *	3,870	316
Travere Therapeutics Inc *	17,430	132
TruBridge Inc *	10,100	89
UFP Technologies Inc *	1,910	398
United Therapeutics Corp *	3,320	749
Universal Health Services Inc, Cl B	1,480	247

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utah Medical Products Inc	1,500	$105
Vanda Pharmaceuticals Inc *	79,540	356
Varex Imaging Corp *	2,490	43
Vaxcyte Inc *	4,406	325
Vera Therapeutics Inc, Cl A *(A)	5,365	253
Vericel Corp *	5,668	259
Viking Therapeutics Inc *	6,935	534
WaVe Life Sciences Ltd *	4,550	22
Y-mAbs Therapeutics Inc *(A)	39,748	664
Zentalis Pharmaceuticals Inc *	5,160	77
Zimvie Inc *	16,600	281

		37,292
Industrials — 20.2%
AAON Inc	4,264	358
AAR Corp *	620	41
ACCO Brands Corp	49,600	277
Acuity Brands Inc	2,214	556
ACV Auctions Inc, Cl A *	15,955	283
AeroVironment Inc *	5,565	706
Alaska Air Group Inc *	6,400	239
Allison Transmission Holdings Inc	3,773	284
American Woodmark Corp *	3,200	321
API Group Corp *	7,156	251
Apogee Enterprises Inc	7,330	419
Applied Industrial Technologies Inc	3,606	685
ArcBest Corp	6,600	943
Argan Inc	3,631	170
Aris Water Solutions Inc, Cl A	8,130	98
Armstrong World Industries Inc	2,235	270
ASGN Inc *	2,180	217
Astronics Corp *	12,405	238
Atkore Inc	6,600	1,118
AZEK Co Inc/The, Cl A *	17,158	825
Babcock & Wilcox Enterprises Inc *	167,333	214
Barrett Business Services Inc	2,975	363
BlueLinx Holdings Inc *	50	6
Boise Cascade Co	3,460	470
BrightView Holdings Inc *	55,370	482
BWX Technologies Inc	5,983	603
CACI International Inc, Cl A *	780	292
Cadre Holdings Inc	1,650	59
Casella Waste Systems Inc, Cl A *	2,460	222
CBIZ Inc *	1,910	144
CECO Environmental Corp *	21,969	498
Clean Harbors Inc *	1,650	300
Comfort Systems USA Inc	1,378	421
Commercial Vehicle Group Inc *	45,281	296
Construction Partners Inc, Cl A *	4,441	214
Core & Main Inc, Cl A *	6,190	295
CoreCivic Inc *‡	7,140	109
Costamare Inc	49,513	563
Covenant Logistics Group Inc, Cl A	1,000	49

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CRA International Inc	290	$38
Crane Co	10,012	1,217
CSG Systems International Inc	3,800	207
Curtiss-Wright Corp	2,296	543
Deluxe Corp	7,700	149
Donaldson Co Inc	3,550	254
Ducommun Inc *	900	43
DXP Enterprises Inc/TX *	14,838	527
Eagle Bulk Shipping Inc (A)	6,700	411
EMCOR Group Inc	1,120	351
Encore Wire Corp	720	174
EnerSys	2,020	186
Ennis Inc	23,692	481
Esab Corp	2,822	280
Exponent Inc	3,025	245
Federal Signal Corp	12,720	1,042
Franklin Covey Co *	12,059	460
Franklin Electric Co Inc	1,380	143
FTAI Aviation Ltd	27,512	1,549
FTI Consulting Inc *	2,715	562
Gates Industrial Corp PLC *	24,600	362
Genco Shipping & Trading Ltd	13,988	285
Genpact Ltd	4,570	155
Gibraltar Industries Inc *	1,620	125
Global Industrial Co	11,581	508
GMS Inc *	8,069	721
Gorman-Rupp Co/The	1,620	61
Griffon Corp	3,147	225
Heidrick & Struggles International Inc	6,247	212
Hub Group Inc, Cl A *	510	22
Hubbell Inc, Cl B	1,000	381
Hudson Technologies Inc *	38,830	569
Huntington Ingalls Industries Inc	1,070	312
Huron Consulting Group Inc *	1,150	113
Hyster-Yale Materials Handling Inc	4,335	255
IBEX Holdings Ltd *	15,996	255
IES Holdings Inc *	2,815	309
Insteel Industries Inc	200	7
Interface Inc, Cl A	35,640	560
Karat Packaging Inc	17,259	511
Kelly Services Inc, Cl A	24,689	606
Kforce Inc	1,980	138
Korn Ferry	1,340	85
Landstar System Inc	1,420	270
Leonardo DRS Inc *	11,870	270
Limbach Holdings Inc *	5,670	279
Lincoln Electric Holdings Inc	1,020	262
LSI Industries Inc	18,920	273
Lyft Inc, Cl A *	15,581	247
Manitowoc Co Inc/The *	32,403	452
Marten Transport Ltd	5,660	107
Matson Inc	3,600	400

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Maximus Inc	2,560	$214
Miller Industries Inc/TN	1,010	45
Moog Inc, Cl A	3,069	460
MSA Safety Inc	1,440	265
MSC Industrial Direct Co Inc, Cl A	2,140	216
Mueller Industries Inc	25,350	1,303
MYR Group Inc *	1,960	318
National Presto Industries Inc	1,250	97
NEXTracker Inc, Cl A *	6,986	393
nVent Electric PLC	3,110	209
PAM Transportation Services Inc *	7,069	131
Park Aerospace Corp	2,600	40
Park-Ohio Holdings Corp	21,079	566
Parsons Corp *	19,001	1,532
Powell Industries Inc	2,343	434
Preformed Line Products Co	1,170	161
Primoris Services Corp	7,400	292
Quad/Graphics Inc, Cl A	21,039	126
Radiant Logistics Inc *	5,300	31
RBC Bearings Inc *	2,105	574
Resources Connection Inc	5,100	71
REV Group Inc	41,393	854
Rush Enterprises Inc, Cl A	4,390	214
Ryder System Inc	6,030	688
Safe Bulkers Inc (A)	110,046	511
Science Applications International Corp	3,947	552
Simpson Manufacturing Co Inc	6,051	1,263
Snap-on Inc	970	267
SP Plus Corp *	4,908	252
SPX Technologies Inc *	2,128	249
Standex International Corp	970	168
Steelcase Inc, Cl A	22,240	306
Sterling Infrastructure Inc *	2,919	311
Sun Country Airlines Holdings Inc *	7,300	110
Tennant Co	3,705	419
Tetra Tech Inc	1,600	284
Textron Inc	3,850	343
Thermon Group Holdings Inc *	3,300	90
Titan Machinery Inc *	2,380	60
TriNet Group Inc *	500	64
Tutor Perini Corp *	19,726	224
UFP Industries Inc	2,270	260
UniFirst Corp/MA	760	128
Universal Logistics Holdings Inc	11,000	372
Vertiv Holdings Co, Cl A	3,950	267
Viad Corp *	6,322	235
Wabash National Corp	13,147	359
Watts Water Technologies Inc, Cl A	1,140	233
Willdan Group Inc *	3,855	81
Willis Lease Finance Corp *	1,400	67
WillScot Mobile Mini Holdings Corp, Cl A *	10,625	507

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
XPO Inc *	1,534	$185

		49,499
Information Technology — 13.9%
8x8 Inc *	145,590	412
A10 Networks Inc	6,600	88
Agilysys Inc *	2,680	208
Alarm.com Holdings Inc *	2,460	186
Alkami Technology Inc *	21,387	534
Altair Engineering Inc, Cl A *	8,012	682
Amdocs Ltd	3,090	282
American Software Inc/GA, Cl A	3,000	34
Amkor Technology Inc	20,600	639
Amplitude Inc, Cl A *	8,410	100
Appfolio Inc, Cl A *	2,064	500
Arlo Technologies Inc *	14,080	146
Arrow Electronics Inc *	840	99
Aviat Networks Inc *	15,780	560
Avnet Inc	13,000	606
Badger Meter Inc	230	36
Bel Fuse Inc, Cl B	8,190	426
BigCommerce Holdings Inc *	18,950	147
Blackbaud Inc *	2,340	162
Box Inc, Cl A *	6,120	158
Braze Inc, Cl A *	4,753	270
Camtek Ltd/Israel *	7,187	572
CCC Intelligent Solutions Holdings Inc *	6,690	78
Cirrus Logic Inc *	5,760	529
Clearwater Analytics Holdings Inc, Cl A *	25,960	447
Coherent Corp *	4,044	240
CommVault Systems Inc *	5,620	538
Couchbase Inc *	9,428	265
Crane NXT Co	6,680	390
Credo Technology Group Holding Ltd *	11,747	253
Digital Turbine Inc *	24,950	79
Dynatrace Inc *	1,250	62
eGain Corp *	18,512	113
Elastic NV *	1,918	257
ePlus Inc *	1,710	141
F5 Inc *	1,630	305
Fabrinet *	1,724	372
Gitlab Inc, Cl A *	3,573	258
Hackett Group Inc/The	20,787	514
Ichor Holdings Ltd *	5,826	249
Immersion Corp	32,298	218
Informatica Inc, Cl A *	9,401	306
Information Services Group Inc	29,800	129
Insight Enterprises Inc *	1,450	272
Instructure Holdings Inc *	1,650	38
InterDigital Inc	2,227	238
Jabil Inc	1,020	147
JFrog Ltd *	6,913	310
Kimball Electronics Inc *	11,578	261

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kyndryl Holdings Inc *	15,322	$337
LivePerson Inc *	80,833	103
Manhattan Associates Inc *	1,360	344
Mitek Systems Inc *	9,424	109
MKS Instruments Inc	2,169	266
N-able Inc *	5,090	68
Napco Security Technologies Inc	5,530	249
Nova Ltd *	7,115	1,234
Novanta Inc *	2,785	482
Nutanix Inc, Cl A *	4,595	290
NVE Corp	390	32
Olo Inc, Cl A *	13,130	76
ON24 Inc	58,730	412
OneSpan Inc *	25,796	248
Onto Innovation Inc *	2,301	424
OSI Systems Inc *	1,090	143
PC Connection Inc	5,965	396
Pegasystems Inc	6,076	395
Photronics Inc *	23,224	669
Progress Software Corp	3,190	170
PROS Holdings Inc *	19,600	701
PTC Inc *	1,950	357
Q2 Holdings Inc *	6,289	291
Qualys Inc *	2,410	414
Rambus Inc *	15,340	909
Repay Holdings Corp, Cl A *	13,430	117
Ribbon Communications Inc *	27,950	83
Rimini Street Inc *	89,977	291
Sanmina Corp *	8,100	512
Sapiens International Corp NV	2,500	77
ScanSource Inc *	8,990	389
SEMrush Holdings Inc, Cl A *	15,153	189
SentinelOne Inc, Cl A *	6,492	183
SMART Global Holdings Inc *	13,000	276
SolarWinds Corp *	48,680	581
Sprout Social Inc, Cl A *	2,243	139
SPS Commerce Inc *	6,355	1,177
Super Micro Computer Inc *	2,773	2,402
TD SYNNEX Corp	2,160	224
Teradata Corp *	3,400	128
TTM Technologies Inc *	12,536	186
Unisys Corp *	50,500	262
Varonis Systems Inc, Cl B *	21,931	1,114
Veeco Instruments Inc *	10,792	391
Vertex Inc, Cl A *	15,630	525
Vishay Intertechnology Inc	23,300	507
Vishay Precision Group Inc *	11,300	390
Vontier Corp	16,832	724
Zeta Global Holdings Corp, Cl A *	19,430	204

		34,046
Materials — 3.3%
AdvanSix Inc	8,500	238

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alpha Metallurgical Resources Inc	485	$183
Arch Resources Inc	1,100	182
Aspen Aerogels Inc *	13,857	238
Balchem Corp	1,560	245
Century Aluminum Co *	53,050	555
Clearwater Paper Corp *	8,230	323
Commercial Metals Co	13,200	713
Eagle Materials Inc	1,347	342
Greif Inc, Cl A	11,050	712
Hawkins Inc	2,040	143
Haynes International Inc	4,963	295
Koppers Holdings Inc	10,300	583
NewMarket Corp	777	499
O-I Glass Inc, Cl I *	19,200	325
Olympic Steel Inc	2,377	162
Packaging Corp of America	1,000	181
Pactiv Evergreen Inc	38,184	563
Ramaco Resources Inc, Cl A	5,924	104
Reliance Inc	1,080	347
Royal Gold Inc	2,130	219
Sonoco Products Co	3,810	216
SSR Mining Inc	11,590	50
SunCoke Energy Inc	55,683	596
Tredegar Corp	15,900	69
United States Lime & Minerals Inc	110	28

		8,111
Real Estate — 3.6%
Alexander & Baldwin Inc ‡	4,810	78
Alexander's Inc ‡	2,533	560
American Assets Trust Inc ‡	16,100	347
Apple Hospitality REIT Inc ‡	23,200	373
Armada Hoffler Properties Inc ‡	5,080	52
Ashford Hospitality Trust Inc *‡	515	1
Braemar Hotels & Resorts Inc ‡	30,980	71
CBL & Associates Properties Inc ‡	1,950	45
Centerspace ‡	1,120	62
CTO Realty Growth Inc ‡	1,700	29
Douglas Elliman Inc	49,940	92
EastGroup Properties Inc ‡	1,310	230
EPR Properties ‡	13,280	546
Equity Commonwealth *‡	6,180	116
Forestar Group Inc *	12,875	434
Franklin Street Properties Corp ‡	27,400	65
FRP Holdings Inc *	480	29
Gaming and Leisure Properties Inc ‡	1,160	53
Getty Realty Corp ‡	1,540	41
Gladstone Commercial Corp ‡	10,600	131
Global Medical REIT Inc ‡	19,500	174
Global Net Lease Inc ‡	20,000	144
Industrial Logistics Properties Trust ‡	14,200	54
Innovative Industrial Properties Inc, Cl A ‡	1,800	176
InvenTrust Properties Corp ‡	4,180	106

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kilroy Realty Corp ‡	5,700	$216
Kite Realty Group Trust ‡	33,500	717
NNN REIT Inc ‡	2,260	92
Office Properties Income Trust ‡	35,580	95
One Liberty Properties Inc ‡	1,500	30
Orion Office REIT Inc ‡	113,490	398
Phillips Edison & Co Inc ‡	3,690	132
Piedmont Office Realty Trust Inc, Cl A ‡	22,800	143
Postal Realty Trust Inc, Cl A ‡	1,960	28
Redfin Corp *	15,610	111
Regency Centers Corp ‡	2,584	160
RLJ Lodging Trust ‡	24,400	290
RMR Group Inc/The, Cl A	21,652	530
Ryman Hospitality Properties Inc ‡	4,912	582
Sabra Health Care REIT Inc ‡	34,700	482
Saul Centers Inc ‡	900	33
Service Properties Trust ‡	21,900	149
Tanger Inc ‡	5,900	170
Uniti Group Inc ‡	34,365	201
Universal Health Realty Income Trust ‡	2,550	99
Whitestone REIT, Cl B ‡	5,030	62

		8,729
Utilities — 1.0%
ALLETE Inc	3,010	170
American States Water Co	110	8
Artesian Resources Corp, Cl A	1,000	34
Avista Corp	3,680	122
Black Hills Corp	2,390	124
California Water Service Group	2,820	129
Consolidated Water Co Ltd	1,350	40
Genie Energy Ltd, Cl B	1,880	34
IDACORP Inc, Cl Rights	2,150	189
MGE Energy Inc	2,010	127
National Fuel Gas Co	8,800	429
New Jersey Resources Corp	4,340	181
NiSource Inc	4,760	124
Northwest Natural Holding Co	2,130	78
Northwestern Energy Group Inc	2,980	143
OGE Energy Corp	1,240	41

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ONE Gas Inc	940	$56
Otter Tail Corp	2,230	202
Pure Cycle Corp *	6,190	62
Unitil Corp	2,110	108
York Water Co/The	1,600	57

		2,458
Total Common Stock
(Cost $198,202) ($ Thousands)		241,664

AFFILIATED PARTNERSHIP — 2.0%
SEI Liquidity Fund, LP
5.370% **†(B)	4,812,285	4,813

Total Affiliated Partnership
(Cost $4,812) ($ Thousands)		4,813

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	3,768,849	3,769

Total Cash Equivalent
(Cost $3,769) ($ Thousands)		3,769

Total Investments in Securities — 102.0%
(Cost $206,783) ($ Thousands)		$250,246

Percentages are based on Net Assets of $245,278 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2024.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2024 was $4,813 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$3,434	$28,557	$(27,178)	$—	$—	$4,813	$28	$—
SEI Daily Income Trust, Government Fund, Institutional Class	4,698	44,061	(44,990)	—	—	3,769	210	—
Totals	$8,132	$72,618	$(72,168)	$–	$—	$8,582	$238	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.4%

Communication Services — 2.8%
Advantage Solutions Inc *	30,980	$118
Cable One Inc	770	351
Cardlytics Inc *	25,459	211
Cinemark Holdings Inc *	116,113	2,021
Cogent Communications Holdings Inc	8,318	673
Eventbrite Inc, Cl A *	68,956	386
IDT Corp, Cl B *	6,290	234
Liberty Latin America Ltd, Cl A *	9,899	64
Lions Gate Entertainment Corp, Cl A *	54,201	526
Nexstar Media Group Inc, Cl A	3,104	516
PubMatic Inc, Cl A *	19,910	417
Shutterstock Inc	13,433	655
Sinclair Inc	4,670	69
Spok Holdings Inc	10,280	185
TEGNA Inc	17,470	245
Thryv Holdings Inc *	7,400	155
Vimeo Inc *	142,110	681
Ziff Davis Inc *	7,214	496

		8,003
Consumer Discretionary — 11.4%
2U Inc *(A)	176,480	80
Aaron's CO Inc/The	49,405	383
Abercrombie & Fitch Co, Cl A *	1,857	237
Accel Entertainment Inc, Cl A *	12,160	138
Advance Auto Parts Inc	15,943	1,077
American Eagle Outfitters Inc	16,264	386
Beazer Homes USA Inc *	8,969	281
Big Lots Inc	13,680	74
Biglari Holdings Inc, Cl B *	1,111	192
BJ's Restaurants Inc *	8,520	298
Bloomin' Brands Inc	91,289	2,481
Brinker International Inc *	55,661	2,579
Brunswick Corp/DE	7,647	668
Build-A-Bear Workshop Inc, Cl A	14,350	344
Caleres Inc	5,785	223
Carrols Restaurant Group Inc	7,675	73
Carter's Inc	10,338	837
Cavco Industries Inc *	681	254
Century Casinos Inc *	24,121	70
Cheesecake Factory Inc/The	10,620	376
Churchill Downs Inc	5,214	635
Chuy's Holdings Inc *	5,500	186
Cooper-Standard Holdings Inc *	6,876	97
Denny's Corp *	12,450	115
Designer Brands Inc, Cl A	14,100	149
Destination XL Group Inc *	22,252	89
Dick's Sporting Goods Inc	4,792	852
Domino's Pizza Inc	1,539	690
Dorman Products Inc *	6,448	608
Ethan Allen Interiors Inc	8,370	280

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Watch Restaurant Group Inc *	15,458	$387
Gentex Corp	21,482	785
Goodyear Tire & Rubber Co/The *	21,883	260
Hooker Furnishings Corp	18,346	450
Hovnanian Enterprises Inc, Cl A *	1,860	291
Inspired Entertainment Inc *	34,232	339
Installed Building Products Inc	1,414	338
KB Home	3,544	235
Latham Group Inc *	28,619	97
Legacy Housing Corp *	16,286	419
Lindblad Expeditions Holdings Inc *	12,411	115
Marine Products Corp	12,330	141
MasterCraft Boat Holdings Inc *	15,670	344
Modine Manufacturing Co *	14,851	1,332
Movado Group Inc	2,195	63
Murphy USA Inc	3,334	1,390
OneSpaWorld Holdings Ltd *	21,544	281
Oxford Industries Inc	2,842	288
PlayAGS Inc *	57,597	535
Pool Corp	1,490	593
Potbelly Corp *	39,986	555
PVH Corp	1,771	242
Ralph Lauren Corp, Cl A	1,331	248
Rocky Brands Inc	2,373	59
Rush Street Interactive Inc *	22,410	131
Steven Madden Ltd	14,401	617
Stitch Fix Inc, Cl A *	111,100	359
Stoneridge Inc *	3,580	63
Texas Roadhouse Inc, Cl A	1,687	252
Toll Brothers Inc	2,331	267
Topgolf Callaway Brands Corp *	30,990	441
Travel + Leisure Co	13,135	587
Urban Outfitters Inc *	51,856	2,155
Valvoline Inc *	16,780	716
Wingstop Inc	3,271	1,148
Xponential Fitness Inc, Cl A *	40,011	403
YETI Holdings Inc *	5,743	236

		31,914
Consumer Staples — 3.6%
BellRing Brands Inc *	4,168	237
Casey's General Stores Inc	2,657	809
Freshpet Inc *	2,186	247
Hain Celestial Group Inc/The *	19,125	191
Ingles Markets Inc, Cl A	2,849	220
Ingredion Inc	6,434	757
Inter Parfums Inc	4,320	634
Lancaster Colony Corp	2,393	495
MGP Ingredients Inc	3,889	331
Natural Grocers by Vitamin Cottage Inc	22,027	365
Nature's Sunshine Products Inc *	4,413	78
Performance Food Group Co *	11,564	888
Pilgrim's Pride Corp *	91,863	2,925

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Post Holdings Inc *	2,356	$245
Sprouts Farmers Market Inc *	3,057	191
TreeHouse Foods Inc *	18,244	653
Village Super Market Inc, Cl A	11,416	312
Vital Farms Inc *	32,430	583

		10,161
Energy — 5.5%
Archrock Inc	12,507	229
Bristow Group Inc *	2,522	68
Cactus Inc, Cl A	13,160	604
Centrus Energy Corp, Cl A *	5,059	206
ChampionX Corp	22,994	714
Chord Energy Corp	3,054	496
Civitas Resources Inc	21,435	1,472
CNX Resources Corp *	46,342	971
Crescent Point Energy Corp	187,094	1,366
Delek US Holdings Inc	86,478	2,206
DMC Global Inc *	24,233	404
Dorian LPG Ltd	6,422	232
Excelerate Energy Inc, Cl A	23,910	375
Expro Group Holdings NV *	11,732	210
Helix Energy Solutions Group Inc *	24,970	225
HF Sinclair Corp	10,812	600
Kodiak Gas Services Inc	8,073	206
Matador Resources Co	10,577	668
Northern Oil & Gas Inc	18,101	647
Permian Resources Corp, Cl A	72,538	1,129
Ranger Energy Services Inc, Cl A	31,572	331
REX American Resources Corp *	6,558	288
RPC Inc	29,240	216
Scorpio Tankers Inc	3,274	220
SFL Corp Ltd	23,205	310
Solaris Oilfield Infrastructure Inc, Cl A	19,241	163
Teekay Corp *	65,650	497
VAALCO Energy Inc	59,370	265

		15,318
Financials — 18.3%
AFC Gamma Inc ‡	20,712	238
Alerus Financial Corp	6,264	137
Amalgamated Financial Corp	20,808	480
A-Mark Precious Metals Inc (A)	3,060	79
Ambac Financial Group Inc *	16,860	276
AssetMark Financial Holdings Inc *	8,773	310
Assured Guaranty Ltd	2,741	251
Atlanticus Holdings Corp *	7,645	253
AvidXchange Holdings Inc *	8,550	114
Banco Latinoamericano de Comercio Exterior SA, Cl E	11,232	314
Bancorp Inc/The *	3,600	161
Bank OZK	15,345	672
BayCom Corp	6,357	127

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Byline Bancorp Inc	4,120	$86
Capital Bancorp Inc	5,090	105
Capital City Bank Group Inc	2,630	75
Carter Bankshares Inc *	6,938	92
Cass Information Systems Inc	8,320	402
Chimera Investment Corp ‡	81,143	354
City Holding Co	4,096	412
Civista Bancshares Inc	7,735	116
CNO Financial Group Inc	87,900	2,346
Coastal Financial Corp/WA *	8,128	312
Cohen & Steers Inc	10,006	736
Columbia Banking System Inc	130,106	2,355
Comerica Inc	12,104	598
Crawford & Co, Cl A	23,238	272
CrossFirst Bankshares Inc *	16,524	213
Customers Bancorp Inc *	3,024	164
Donegal Group Inc, Cl A	5,010	70
Donnelley Financial Solutions Inc *	3,124	202
eHealth Inc *	14,630	97
Enova International Inc *	1,880	119
Esquire Financial Holdings Inc	9,848	500
Evercore Inc, Cl A	1,326	248
FactSet Research Systems Inc	1,291	597
First American Financial Corp	10,684	624
First Commonwealth Financial Corp	87,129	1,135
First Community Bankshares Inc	7,780	258
First Financial Corp/IN	2,670	99
First Horizon Corp	59,015	832
First Interstate BancSystem Inc, Cl A	30,303	798
FNB Corp/PA	105,934	1,413
Globe Life Inc	4,370	555
Great Southern Bancorp Inc	3,720	194
Hamilton Lane Inc, Cl A	6,878	790
Hanmi Financial Corp	4,700	71
Hanover Insurance Group Inc/The	5,943	781
HBT Financial Inc	16,169	308
HCI Group Inc	8,490	829
Heritage Commerce Corp	35,745	296
Home BancShares Inc/AR	27,511	645
HomeTrust Bancshares Inc	7,930	208
Houlihan Lokey Inc, Cl A	1,532	197
I3 Verticals Inc, Cl A *	3,782	81
Independent Bank Corp	12,079	630
Independent Bank Corp/MI	6,815	167
International Money Express Inc *	9,603	189
Jack Henry & Associates Inc	3,501	608
Jackson Financial Inc, Cl A	47,529	2,616
James River Group Holdings Ltd	8,380	84
KeyCorp	90,182	1,287
Kinsale Capital Group Inc	1,837	948
LendingTree Inc *	16,031	634
Lincoln National Corp	82,640	2,276

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Macatawa Bank Corp	29,741	$291
Mercantile Bank Corp	5,421	200
Merchants Bancorp/IN	9,502	407
Mercury General Corp	4,821	235
Metrocity Bankshares Inc	3,169	77
Metropolitan Bank Holding Corp *	1,970	77
MGIC Investment Corp	32,162	640
Midland States Bancorp Inc	4,540	111
Morningstar Inc	2,135	638
Mr Cooper Group Inc *	3,680	262
National Bank Holdings Corp, Cl A	10,572	358
NMI Holdings Inc, Cl A *	14,139	425
Northrim BanCorp Inc	2,000	99
OFG Bancorp	11,701	424
Old National Bancorp/IN	160,769	2,641
Old Second Bancorp Inc	18,770	252
Orrstown Financial Services Inc	7,033	190
Paysafe Ltd *	20,611	297
Peapack-Gladstone Financial Corp	4,354	106
Peoples Bancorp Inc/OH	3,040	85
Peoples Financial Services Corp	2,893	117
Pinnacle Financial Partners Inc	11,055	914
Ponce Financial Group Inc *	12,794	113
Primerica Inc	4,856	1,191
Prosperity Bancshares Inc	7,523	470
Regional Management Corp	11,534	270
Republic Bancorp Inc/KY, Cl A	2,395	118
Security National Financial Corp, Cl A *	7,110	61
Selectquote Inc *	112,200	218
Sierra Bancorp	10,570	197
Skyward Specialty Insurance Group Inc *	4,669	171
Southern Missouri Bancorp Inc	1,770	76
Stellar Bancorp Inc	3,729	88
StepStone Group Inc, Cl A	6,761	235
StoneCo Ltd, Cl A *	9,836	169
Summit Financial Group Inc	3,020	81
TPG RE Finance Trust Inc ‡	23,290	174
Universal Insurance Holdings Inc	32,491	656
Univest Financial Corp	28,416	569
Valley National Bancorp	88,087	721
Waterstone Financial Inc	5,404	68
Westamerica BanCorp	7,924	362
Wintrust Financial Corp	12,748	1,228
World Acceptance Corp *	4,380	525
Zions Bancorp NA	31,120	1,227

		51,270
Health Care — 13.4%
4D Molecular Therapeutics Inc *	5,929	166
ADMA Biologics Inc *	38,263	205
Aldeyra Therapeutics Inc *	86,669	314
Alector Inc *	13,962	97
Alkermes PLC *	8,791	261

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allogene Therapeutics Inc *	33,300	$164
Alpine Immune Sciences Inc *	5,545	195
ALX Oncology Holdings Inc *(A)	26,868	394
Amedisys Inc *	5,042	469
AMN Healthcare Services Inc *	10,288	579
Anavex Life Sciences Corp *(A)	13,138	68
ANI Pharmaceuticals Inc *	4,279	290
Anika Therapeutics Inc *	3,290	80
Arcellx Inc *	4,079	268
Arcutis Biotherapeutics Inc *	31,990	329
Ardelyx Inc *	25,340	236
Avidity Biosciences Inc *	14,140	259
Biohaven Ltd *	5,170	249
Bridgebio Pharma Inc *	4,481	153
Brookdale Senior Living Inc, Cl A *	52,888	303
CareDx Inc *	63,380	674
Castle Biosciences Inc *	4,320	78
Celldex Therapeutics Inc *	4,326	208
Chemed Corp	1,018	637
Coherus Biosciences Inc *(A)	32,800	75
Collegium Pharmaceutical Inc *	45,726	1,679
Community Health Systems Inc *	27,480	77
Crinetics Pharmaceuticals Inc *	6,566	269
Cross Country Healthcare Inc *	29,143	532
Cytokinetics Inc *	2,963	214
Disc Medicine Inc, Cl A *	3,315	228
Dyne Therapeutics Inc *	9,114	245
Eagle Pharmaceuticals Inc/DE *(A)	43,028	252
Editas Medicine Inc, Cl A *	57,366	577
Elanco Animal Health Inc *	14,223	226
Emergent BioSolutions Inc *(A)	46,120	149
Encompass Health Corp	25,314	1,883
Ensign Group Inc/The	7,871	983
Envista Holdings Corp *	16,914	349
Evolus Inc *	14,658	217
EyePoint Pharmaceuticals Inc *	8,640	235
Generation Bio Co *	79,868	200
Glaukos Corp *	2,908	258
Globus Medical Inc, Cl A *	10,896	588
Health Catalyst Inc *	9,540	79
HealthStream Inc	3,496	95
Heron Therapeutics Inc *(A)	91,555	244
Hims & Hers Health Inc *	18,493	241
Ideaya Biosciences Inc *	6,755	302
Immunome Inc *(A)	7,888	191
Immunovant Inc *	4,262	151
Inmode Ltd *	75,813	1,668
Innoviva Inc *	14,911	228
Integra LifeSciences Holdings Corp *	60,807	2,244
Intra-Cellular Therapies Inc *	4,213	293
Iovance Biotherapeutics Inc *	13,198	210
iRadimed Corp	10,311	433

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
iTeos Therapeutics Inc *	7,380	$79
Janux Therapeutics Inc *	3,450	167
Karyopharm Therapeutics Inc *	94,180	109
Kiniksa Pharmaceuticals Ltd, Cl A *	29,300	619
Kodiak Sciences Inc *	36,260	218
Krystal Biotech Inc *	1,636	261
LeMaitre Vascular Inc	10,627	744
Liquidia Corp *	14,079	199
Longboard Pharmaceuticals Inc *	7,193	160
MacroGenics Inc *	12,640	227
Medpace Holdings Inc *	515	205
MeiraGTx Holdings plc *	4,534	28
Mersana Therapeutics Inc *	47,320	257
Mesa Laboratories Inc	760	83
Mirum Pharmaceuticals Inc *	8,980	258
Nurix Therapeutics Inc *(A)	26,690	330
Nuvalent Inc, Cl A *	3,141	264
OraSure Technologies Inc *	76,120	548
Organogenesis Holdings Inc, Cl A *(A)	115,988	414
Pennant Group Inc/The *	11,910	222
Perrigo Co PLC	16,934	445
PetIQ Inc, Cl A *	9,711	177
Phibro Animal Health Corp, Cl A	5,910	76
Prestige Consumer Healthcare Inc *	18,702	1,301
Privia Health Group Inc *	3,220	72
PROCEPT BioRobotics Corp *(A)	4,272	207
Quest Diagnostics Inc	3,898	487
QuidelOrtho Corp *	10,692	488
RadNet Inc *	4,407	167
Replimune Group Inc *	13,130	113
Rigel Pharmaceuticals Inc *	105,277	160
RxSight Inc *	5,585	305
Sana Biotechnology Inc *	32,298	324
Scholar Rock Holding Corp *	8,924	138
SIGA Technologies Inc	31,820	166
Soleno Therapeutics Inc *	3,241	157
STERIS PLC	3,203	746
Stevanato Group SpA (A)	8,431	280
Stoke Therapeutics Inc *	14,897	115
Surmodics Inc *	8,366	267
Tarsus Pharmaceuticals Inc *	6,205	237
Travere Therapeutics Inc *	18,040	136
UFP Technologies Inc *	1,090	227
US Physical Therapy Inc	6,182	657
Utah Medical Products Inc	1,102	77
Vanda Pharmaceuticals Inc *	82,313	368
Vaxcyte Inc *	3,168	234
Vera Therapeutics Inc, Cl A *(A)	4,874	229
Vericel Corp *	5,152	235
Viking Therapeutics Inc *	6,301	486
Y-mAbs Therapeutics Inc *(A)	41,026	685

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zentalis Pharmaceuticals Inc *	5,330	$79

		37,524
Industrials — 18.3%
AAON Inc	3,875	325
ABM Industries Inc	26,686	1,102
ACCO Brands Corp	108,359	605
Acuity Brands Inc	939	236
Air Lease Corp, Cl A	15,245	611
Allison Transmission Holdings Inc	12,100	912
API Group Corp *	6,502	228
Applied Industrial Technologies Inc	1,850	351
Argan Inc	2,636	124
Aris Water Solutions Inc, Cl A	8,290	100
Armstrong World Industries Inc	2,030	245
Astec Industries Inc	17,326	703
Astronics Corp *	12,840	246
AZEK Co Inc/The, Cl A *	17,670	850
Babcock & Wilcox Enterprises Inc *	172,883	221
Barnes Group Inc	23,419	818
Barrett Business Services Inc	2,493	304
Booz Allen Hamilton Holding Corp, Cl A	5,264	778
BrightView Holdings Inc *	57,280	499
Broadridge Financial Solutions Inc	3,749	763
BWX Technologies Inc	13,646	1,376
CACI International Inc, Cl A *	2,366	887
Carlisle Cos Inc	2,135	747
CECO Environmental Corp *	21,387	484
Clean Harbors Inc *	5,317	968
Comfort Systems USA Inc	1,252	383
Commercial Vehicle Group Inc *	46,795	306
Concentrix Corp	8,588	622
Construction Partners Inc, Cl A *	4,036	194
Core & Main Inc, Cl A *	5,625	269
Costamare Inc	51,000	580
Crane Co	1,343	163
Curtiss-Wright Corp	941	222
DXP Enterprises Inc/TX *	15,343	545
Eagle Bulk Shipping Inc (A)	6,890	422
EMCOR Group Inc	3,671	1,151
Enerpac Tool Group Corp, Cl A	13,848	467
Ennis Inc	9,730	198
Enpro Inc	6,136	956
Enviri Corp *	21,658	170
Esab Corp	2,565	254
ExlService Holdings Inc *	16,881	525
Franklin Covey Co *	11,892	454
FTAI Aviation Ltd	5,624	317
Gates Industrial Corp PLC *	57,114	841
Genco Shipping & Trading Ltd	14,452	295
GFL Environmental Inc	18,721	675
Global Industrial Co	10,713	470
GMS Inc *	2,779	248

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Griffon Corp	2,714	$194
Heidrick & Struggles International Inc	4,793	163
Hexcel Corp	13,159	980
Hudson Technologies Inc *	36,550	535
Huntington Ingalls Industries Inc	1,664	485
Huron Consulting Group Inc *	10,335	1,014
Hyster-Yale Materials Handling Inc	4,487	264
IBEX Holdings Ltd *	16,510	264
IES Holdings Inc *	2,022	222
Insperity Inc	5,909	602
Interface Inc, Cl A	19,680	309
ITT Inc	9,107	1,149
Karat Packaging Inc	17,822	527
Kelly Services Inc, Cl A	12,302	302
Kennametal Inc	9,738	246
Korn Ferry	11,506	733
Landstar System Inc	2,855	543
Leonardo DRS Inc *	10,786	245
Limbach Holdings Inc *	5,870	289
LSI Industries Inc	19,240	278
Lyft Inc, Cl A *	14,157	225
Manitowoc Co Inc/The *	33,511	467
Masonite International Corp *	5,285	688
Moog Inc, Cl A	1,471	221
National Presto Industries Inc	820	63
NEXTracker Inc, Cl A *	6,348	357
Nordson Corp	2,433	646
nVent Electric PLC	2,826	190
PAM Transportation Services Inc *	6,687	124
Park-Ohio Holdings Corp	13,606	365
Parsons Corp *	3,340	269
Patrick Industries Inc	2,236	268
Powell Industries Inc	2,079	385
Preformed Line Products Co	970	133
Regal Rexnord Corp	4,240	727
REV Group Inc	41,182	850
Safe Bulkers Inc	113,506	527
Science Applications International Corp	1,605	225
Simpson Manufacturing Co Inc	1,428	298
SP Plus Corp *	5,071	261
SPX Technologies Inc *	1,934	227
Standex International Corp	10,360	1,792
Steelcase Inc, Cl A	22,942	315
Sterling Infrastructure Inc *	2,820	301
Sun Country Airlines Holdings Inc *	7,530	113
Tennant Co	2,268	257
Terex Corp	14,984	859
Tetra Tech Inc	3,998	709
Thermon Group Holdings Inc *	3,420	93
Titan Machinery Inc *	2,460	62
TransUnion	6,853	532
Tutor Perini Corp *	20,418	231

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UFP Industries Inc	4,941	$566
UniFirst Corp/MA	2,582	436
Valmont Industries Inc	5,260	1,115
Vertiv Holdings Co, Cl A	3,588	243
Viad Corp *	6,544	244
WESCO International Inc	6,823	1,020
Willdan Group Inc *	4,010	84
Willis Lease Finance Corp *	1,430	69
XPO Inc *	1,394	168

		51,279
Information Technology — 9.1%
8x8 Inc *	150,450	426
Alkami Technology Inc *	20,857	520
Altair Engineering Inc, Cl A *	2,152	183
Amplitude Inc, Cl A *	8,760	104
Appfolio Inc, Cl A *	1,048	254
Arlo Technologies Inc *	14,560	152
Aviat Networks Inc *	7,090	252
Belden Inc	3,384	288
BigCommerce Holdings Inc *	19,550	152
Braze Inc, Cl A *	4,318	246
Clearfield Inc *	5,742	173
Cognex Corp	15,433	609
Coherent Corp *	3,674	219
CommVault Systems Inc *	2,953	283
Couchbase Inc *	8,567	241
Credo Technology Group Holding Ltd *	10,674	230
Digital Turbine Inc *	25,750	82
Diodes Inc *	6,321	430
eGain Corp *	19,088	117
Elastic NV *	1,743	233
Fabrinet *	1,567	338
Gitlab Inc, Cl A *	3,247	234
Hackett Group Inc/The	17,078	422
Harmonic Inc *	91,410	1,200
Ichor Holdings Ltd *	5,294	227
Immersion Corp	8,766	59
Informatica Inc, Cl A *	8,542	278
InterDigital Inc	1,514	162
JFrog Ltd *	6,281	281
Kimball Electronics Inc *	4,056	91
Kulicke & Soffa Industries Inc	11,248	536
Kyndryl Holdings Inc *	10,933	240
Littelfuse Inc	2,160	515
LivePerson Inc *	83,606	106
Lumentum Holdings Inc *	17,439	845
Mitek Systems Inc *	6,417	74
MKS Instruments Inc	1,971	242
Napco Security Technologies Inc	5,025	226
Nutanix Inc, Cl A *	4,176	264
Olo Inc, Cl A *	13,540	79
ON24 Inc	60,744	426

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OneSpan Inc *	26,622	$256
Onto Innovation Inc *	2,092	385
PC Connection Inc	4,440	295
Pegasystems Inc	3,467	225
Photronics Inc *	101,053	2,909
Power Integrations Inc	7,101	507
Q2 Holdings Inc *	5,715	264
Repay Holdings Corp, Cl A *	13,870	121
Ribbon Communications Inc *	28,900	86
Rimini Street Inc *	31,352	101
SEMrush Holdings Inc, Cl A *	13,771	172
SentinelOne Inc, Cl A *	5,899	166
Silicon Laboratories Inc *	4,139	569
Silicon Motion Technology Corp ADR	36,546	2,587
SolarWinds Corp *	45,870	548
Super Micro Computer Inc *	2,270	1,966
Unisys Corp *	52,232	271
Universal Display Corp	3,352	585
Varonis Systems Inc, Cl B *	4,312	219
Veeco Instruments Inc *	6,917	250
Viavi Solutions Inc *	79,133	756
Vontier Corp	5,845	251

		25,528
Materials — 4.4%
Alpha Metallurgical Resources Inc	440	166
Arcadium Lithium PLC *(A)	99,052	544
Aspen Aerogels Inc *	12,593	216
Axalta Coating Systems Ltd *	22,525	737
Cabot Corp	8,033	682
Century Aluminum Co *	54,780	574
Clearwater Paper Corp *	7,220	284
Commercial Metals Co	36,782	1,986
Eagle Materials Inc	1,042	264
Element Solutions Inc	6,445	151
FMC Corp	27,498	1,551
Haynes International Inc	5,131	305
Ingevity Corp *	13,778	629
Innospec Inc	3,236	402
NewMarket Corp	365	234
O-I Glass Inc, Cl I *	30,583	518
Olympic Steel Inc	2,466	168
Pactiv Evergreen Inc	39,452	582
Quaker Chemical Corp	2,831	568
Ramaco Resources Inc, Cl A	5,725	101
Reliance Inc	2,930	941
Silgan Holdings Inc	8,023	352
SunCoke Energy Inc	26,841	288

		12,243
Real Estate — 3.4%
Alexander's Inc ‡	2,454	542
Braemar Hotels & Resorts Inc ‡	32,000	73

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
COPT Defense Properties ‡	26,986	$654
CubeSmart ‡	11,868	518
Douglas Elliman Inc	51,510	95
eXp World Holdings Inc (A)	34,190	448
Forestar Group Inc *	11,963	403
Highwoods Properties Inc ‡	66,671	1,630
National Storage Affiliates Trust ‡	15,415	552
Newmark Group Inc, Cl A	88,319	953
Office Properties Income Trust ‡	22,940	61
Orion Office REIT Inc ‡	117,560	413
Physicians Realty Trust ‡	47,829	537
Redfin Corp *	16,120	115
RMR Group Inc/The, Cl A	20,944	512
Ryman Hospitality Properties Inc ‡	2,692	319
STAG Industrial Inc ‡	24,936	926
Terreno Realty Corp ‡	9,584	616
Universal Health Realty Income Trust ‡	1,700	66
Whitestone REIT, Cl B ‡	5,270	65

		9,498
Utilities — 1.2%
Black Hills Corp	7,839	408
Brookfield Infrastructure Corp, Cl A	17,678	586
Chesapeake Utilities Corp	4,544	464
IDACORP Inc, Cl Rights	6,308	556
Portland General Electric Co	25,613	1,029
Pure Cycle Corp *	6,340	63
Spire Inc	5,700	338

		3,444
Total Common Stock
(Cost $201,017) ($ Thousands)		256,182

EXCHANGE TRADED FUND — 0.4%

iShares Russell 2000 Value ETF	6,766	1,035

Total Exchange Traded Fund
(Cost $913) ($ Thousands)		1,035

AFFILIATED PARTNERSHIP — 1.7%
SEI Liquidity Fund, LP
5.370% **†(B)	4,887,242	4,886

Total Affiliated Partnership
(Cost $4,887) ($ Thousands)		4,886

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small Cap II Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	8,990,482	$8,990

Total Cash Equivalent
(Cost $8,990) ($ Thousands)		8,990

Total Investments in Securities — 96.7%
(Cost $215,807) ($ Thousands)		$271,093

Percentages are based on Net Assets of $280,418 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2024.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2024 was $4,886 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$5,335	$40,608	$(41,053)	$(1)	$(3)	$4,886	$33	$—
SEI Daily Income Trust, Government Fund, Institutional Class	7,779	52,333	(51,122)	—	—	8,990	296	—
Totals	$13,114	$92,941	$(92,175)	$(1)	$(3)	$13,876	$329	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.9%

Communication Services — 3.6%
AMC Networks Inc, Cl A *	22,800	$295
Cable One Inc	3,639	1,660
Cargurus Inc, Cl A *	46,509	1,030
Cogent Communications Holdings Inc	39,330	3,182
Fox Corp	46,700	1,391
IAC Inc *	11,271	640
Iridium Communications Inc	13,804	400
Lions Gate Entertainment Corp, Cl B *	96,900	880
Nexstar Media Group Inc, Cl A	46,754	7,769
Playtika Holding Corp *	56,700	420
PubMatic Inc, Cl A *	63,900	1,338
Shutterstock Inc (A)	83,414	4,067
TEGNA Inc	49,300	691
TripAdvisor Inc *	49,700	1,333
Vivid Seats Inc, Cl A *	109,006	656
Ziff Davis Inc *	51,148	3,517
ZipRecruiter Inc, Cl A *	31,068	395

		29,664
Consumer Discretionary — 12.3%
American Axle & Manufacturing Holdings Inc *	54,700	379
American Eagle Outfitters Inc	46,900	1,114
Bloomin' Brands Inc	53,700	1,460
BorgWarner Inc	34,400	1,071
Brinker International Inc *	21,900	1,015
Brunswick Corp/DE	44,160	3,860
Capri Holdings Ltd *	18,100	835
Carter's Inc	12,100	979
Century Communities Inc	13,400	1,156
Churchill Downs Inc	32,559	3,968
Dick's Sporting Goods Inc	30,812	5,481
Domino's Pizza Inc	7,279	3,264
Dream Finders Homes Inc, Cl A *	46,920	1,836
Duolingo Inc, Cl A *	5,259	1,257
Expedia Group Inc *	2,000	274
First Watch Restaurant Group Inc *	47,800	1,197
Floor & Decor Holdings Inc, Cl A *	1,260	153
Foot Locker Inc	12,700	437
Fox Factory Holding Corp *	4,506	228
Frontdoor Inc *	25,500	800
G-III Apparel Group Ltd *	33,700	1,121
Goodyear Tire & Rubber Co/The *	71,642	851
Grand Canyon Education Inc *	1,358	183
Group 1 Automotive Inc	12,969	3,510
Harley-Davidson Inc	42,300	1,534
Haverty Furniture Cos Inc	38,200	1,310
Helen of Troy Ltd *	6,402	800
Installed Building Products Inc	23,421	5,596
Jack in the Box Inc	7,184	524
JAKKS Pacific Inc *	15,700	551

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KB Home	17,200	$1,143
Kohl's Corp	24,700	688
Lithia Motors Inc, Cl A	8,989	2,688
Macy's Inc	43,100	752
Modine Manufacturing Co *	54,733	4,910
Mohawk Industries Inc *	7,800	925
Murphy USA Inc	2,302	960
National Vision Holdings Inc *	15,174	355
ODP Corp/The *	35,698	2,016
OneSpaWorld Holdings Ltd *	79,000	1,030
Perdoceo Education Corp	45,800	816
Phinia Inc	11,300	387
Polaris Inc	8,100	751
Pool Corp	7,531	2,998
PulteGroup Inc	35,200	3,815
PVH Corp	13,300	1,818
Sally Beauty Holdings Inc *	22,122	279
Skechers USA Inc, Cl A *	8,540	528
Sportradar Group AG, Cl A *	27,317	266
Stride Inc *	15,091	902
Tapestry Inc	21,600	1,027
Taylor Morrison Home Corp, Cl A *	17,800	1,008
Texas Roadhouse Inc, Cl A	16,142	2,411
Toll Brothers Inc	32,400	3,714
Travel + Leisure Co	62,106	2,776
Under Armour Inc, Cl C *	43,459	371
Upbound Group Inc, Cl A	44,400	1,499
Urban Outfitters Inc *	28,400	1,180
Victoria's Secret & Co *	39,681	1,133
Whirlpool Corp	14,400	1,546
Wingstop Inc	18,868	6,624
Winnebago Industries Inc	11,200	803
Worthington Enterprises Inc	14,800	919
Wyndham Hotels & Resorts Inc	16,465	1,260

		101,042
Consumer Staples — 4.2%
Albertsons Cos Inc, Cl A	62,300	1,263
BJ's Wholesale Club Holdings Inc *	3,612	264
Casey's General Stores Inc	23,577	7,179
Conagra Brands Inc	38,100	1,070
Dole PLC	75,600	893
Edgewell Personal Care Co	25,900	989
elf Beauty Inc *	18,002	3,754
Herbalife Ltd *	23,800	210
Ingles Markets Inc, Cl A	7,426	572
Ingredion Inc	17,300	2,035
Inter Parfums Inc	26,194	3,843
Molson Coors Beverage Co, Cl B	44,100	2,753
SpartanNash Co	18,700	394
Spectrum Brands Holdings Inc	31,644	2,545
Sprouts Farmers Market Inc *	63,600	3,971
US Foods Holding Corp *	37,783	1,919

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utz Brands Inc	60,200	$1,065

		34,719
Energy — 5.2%
APA Corp	30,500	909
Ardmore Shipping Corp	61,600	1,000
Cactus Inc, Cl A	17,265	792
California Resources Corp	22,500	1,174
Callon Petroleum Co *	20,300	632
Chord Energy Corp	14,440	2,346
Civitas Resources Inc	53,821	3,696
CNX Resources Corp *	44,100	924
CVR Energy Inc	28,638	950
DT Midstream Inc	50,893	2,933
Helmerich & Payne Inc	47,900	1,839
HF Sinclair Corp	52,100	2,892
International Seaways Inc	22,100	1,170
Marathon Oil Corp	79,900	1,938
Matador Resources Co	76,318	4,819
Northern Oil & Gas Inc	85,586	3,058
Par Pacific Holdings Inc *	32,200	1,163
PBF Energy Inc, Cl A	16,000	747
Peabody Energy Corp	32,174	797
Scorpio Tankers Inc	33,965	2,280
TechnipFMC PLC	103,794	2,251
Teekay Tankers Ltd, Cl A	21,400	1,173
Viper Energy Inc, Cl A	38,798	1,402
Vitesse Energy Inc	3,154	72
Weatherford International PLC *	10,572	1,085
World Kinect Corp	26,900	655

		42,697
Financials — 15.7%
Affiliated Managers Group Inc	5,900	922
Ally Financial Inc	40,300	1,491
Ambac Financial Group Inc *	61,600	1,008
American Financial Group Inc/OH	5,900	753
Annaly Capital Management Inc ‡	20,550	392
Ares Capital Corp	35,700	722
Associated Banc-Corp	54,400	1,134
Axos Financial Inc *	19,221	1,002
Banc of California Inc	7,644	112
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	856
Bank OZK	72,554	3,178
BGC Group Inc, Cl A	315,731	2,194
Blue Owl Capital Corp (A)	69,500	1,048
Chimera Investment Corp ‡	61,200	267
Citizens Financial Group Inc	77,700	2,439
City Holding Co	9,000	904
CNA Financial Corp	18,800	826
CNO Financial Group Inc	116,100	3,099
Cohen & Steers Inc	47,313	3,480

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Columbia Banking System Inc	65,640	$1,188
Comerica Inc	30,100	1,486
Dime Community Bancshares Inc	20,570	385
Employers Holdings Inc	23,499	1,074
Equitable Holdings Inc	27,500	942
Essent Group Ltd	17,600	943
Euronet Worldwide Inc *	22,768	2,492
Everest Group Ltd	2,600	959
EVERTEC Inc	25,400	918
FactSet Research Systems Inc	6,105	2,824
Fifth Third Bancorp	48,400	1,662
First American Financial Corp	1,400	82
First Busey Corp	27,700	639
First Horizon Corp	23,000	324
First Merchants Corp	43,329	1,439
FirstCash Holdings Inc	18,242	2,089
FleetCor Technologies Inc *	3,700	1,033
Flywire Corp *	25,940	736
FNB Corp/PA	81,000	1,081
FS KKR Capital Corp	35,800	676
Fulton Financial Corp	117,500	1,809
Globe Life Inc	20,663	2,623
Hamilton Lane Inc, Cl A	56,096	6,443
Hancock Whitney Corp	35,700	1,557
Hanmi Financial Corp	62,800	949
Home BancShares Inc/AR	130,081	3,052
HomeStreet Inc	8,800	123
Jack Henry & Associates Inc	16,554	2,877
KeyCorp	49,300	703
Kinsale Capital Group Inc	17,227	8,892
Lincoln National Corp	14,100	388
LPL Financial Holdings Inc	2,548	683
MGIC Investment Corp	81,200	1,615
Morningstar Inc	10,097	3,015
Mr Cooper Group Inc *	20,251	1,443
Navient Corp	65,200	1,060
NCR Atleos Corp *	8,100	176
NMI Holdings Inc, Cl A *	30,400	914
Northwest Bancshares Inc	80,500	923
Oaktree Specialty Lending Corp (A)	53,000	1,057
OFG Bancorp	68,200	2,470
Pacific Premier Bancorp Inc	57,565	1,316
Palomar Holdings Inc, Cl A *	13,500	1,028
Park National Corp	7,300	938
Pathward Financial Inc	19,930	1,013
Popular Inc	24,900	2,084
Preferred Bank/Los Angeles CA	15,800	1,135
PROG Holdings Inc *	36,500	1,127
Prosperity Bancshares Inc	35,573	2,220
Radian Group Inc	40,700	1,186
Regions Financial Corp	63,600	1,185
Reinsurance Group of America Inc, Cl A	6,200	1,096

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Remitly Global Inc *	67,751	$1,397
Rithm Capital Corp ‡	85,300	925
Skyward Specialty Insurance Group Inc *	27,836	1,019
Starwood Property Trust Inc ‡	121,952	2,487
Stifel Financial Corp	31,355	2,379
Synovus Financial Corp	19,300	732
Trustmark Corp	35,000	940
UMB Financial Corp	11,800	963
United Bankshares Inc/WV	29,500	1,023
Universal Insurance Holdings Inc	7,500	151
Unum Group	39,000	1,929
Veritex Holdings Inc	36,500	716
Victory Capital Holdings Inc, Cl A	50,200	1,929
Western Union Co/The	32,400	434
WisdomTree Inc	193,785	1,562
World Acceptance Corp *	8,100	970
WSFS Financial Corp	23,500	996
Zions Bancorp NA	44,500	1,755

		128,206
Health Care — 11.2%
Acadia Healthcare Co Inc *	11,785	983
ACADIA Pharmaceuticals Inc *	30,766	715
Addus HomeCare Corp *	8,308	767
ADMA Biologics Inc *	190,000	1,018
Agios Pharmaceuticals Inc *	9,390	303
Align Technology Inc *	675	204
Amphastar Pharmaceuticals Inc *	15,766	734
ANI Pharmaceuticals Inc *	14,210	962
Apellis Pharmaceuticals Inc *	7,860	487
Arvinas Inc *	6,138	282
Aurinia Pharmaceuticals Inc *(A)	92,496	529
Axogen Inc *	29,127	308
Bio-Techne Corp	8,195	603
Blueprint Medicines Corp *	23,101	2,160
CareDx Inc *	115,000	1,224
Catalyst Pharmaceuticals Inc *	64,700	1,037
Certara Inc *	17,875	302
Chemed Corp	4,813	3,014
Collegium Pharmaceutical Inc *	29,200	1,072
Cooper Cos Inc/The	7,732	724
Corcept Therapeutics Inc *	32,400	761
DaVita Inc *	9,700	1,232
Doximity Inc, Cl A *	21,655	611
Encompass Health Corp	49,074	3,651
Enovis Corp *	27,264	1,631
Ensign Group Inc/The	77,434	9,673
Evolent Health Inc, Cl A *	59,110	2,004
Exelixis Inc *	19,000	416
Fortrea Holdings Inc *	25,095	942
Globus Medical Inc, Cl A *	19,848	1,072
Haemonetics Corp *	9,622	702
Halozyme Therapeutics Inc *	13,219	526

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HealthEquity Inc *	5,270	$435
Henry Schein Inc *	10,300	788
Incyte Corp *	9,000	525
Insmed Inc *	12,178	338
Integer Holdings Corp *	10,200	1,125
Intra-Cellular Therapies Inc *	7,379	513
Ironwood Pharmaceuticals Inc, Cl A *	97,700	921
Jazz Pharmaceuticals PLC *	19,500	2,319
Kiniksa Pharmaceuticals Ltd, Cl A *	51,700	1,093
Lantheus Holdings Inc *	8,800	575
Legend Biotech Corp ADR *	4,871	317
LeMaitre Vascular Inc	50,248	3,517
Ligand Pharmaceuticals Inc *	25,091	1,991
LivaNova PLC *	37,300	2,044
Masimo Corp *	2,807	361
Medpace Holdings Inc *	4,070	1,618
Merit Medical Systems Inc *	25,653	1,955
Nevro Corp *	15,330	223
Omnicell Inc *	5,790	152
Option Care Health Inc *	46,075	1,487
Organon & Co	29,800	519
Perrigo Co PLC	80,068	2,103
Prestige Consumer Healthcare Inc *	14,400	1,002
Progyny Inc *	23,000	840
Quest Diagnostics Inc	23,632	2,951
QuidelOrtho Corp *	20,570	938
Relay Therapeutics Inc *	19,858	199
Repligen Corp *	5,462	1,060
Select Medical Holdings Corp	27,000	735
Shockwave Medical Inc *	1,645	429
Sotera Health Co *	29,151	438
SpringWorks Therapeutics Inc *	6,731	332
STERIS PLC	20,697	4,821
Stevanato Group SpA (A)	36,492	1,210
Supernus Pharmaceuticals Inc *	8,430	250
Syndax Pharmaceuticals Inc *	15,030	352
Tandem Diabetes Care Inc *	15,180	404
Teleflex Inc	1,919	428
TransMedics Group Inc *	17,737	1,447
United Therapeutics Corp *	8,850	1,997
Universal Health Services Inc, Cl B	11,300	1,888
US Physical Therapy Inc	29,233	3,107
Veracyte Inc *	14,919	351
Vericel Corp *	21,300	973

		91,720
Industrials — 22.8%
Acuity Brands Inc	7,400	1,859
ACV Auctions Inc, Cl A *	105,619	1,875
AeroVironment Inc *	17,146	2,174
AGCO Corp	24,600	2,699
Air Lease Corp, Cl A	72,071	2,890
Alaska Air Group Inc *	20,210	756

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alight Inc, Cl A *	127,976	$1,153
Allison Transmission Holdings Inc	88,860	6,694
Apogee Enterprises Inc	26,800	1,533
Applied Industrial Technologies Inc	8,160	1,549
ArcBest Corp	14,700	2,100
Atkore Inc	19,600	3,320
AZEK Co Inc/The, Cl A *	35,845	1,725
AZZ Inc	18,300	1,332
Beacon Roofing Supply Inc *	14,216	1,221
Booz Allen Hamilton Holding Corp, Cl A	24,921	3,681
Broadridge Financial Solutions Inc	17,728	3,609
Builders FirstSource Inc *	9,300	1,815
BWX Technologies Inc	63,134	6,366
Carlisle Cos Inc	10,097	3,534
Cimpress PLC *	16,846	1,651
CNH Industrial NV	90,100	1,077
Comfort Systems USA Inc	5,665	1,732
Concentrix Corp	40,218	2,914
Construction Partners Inc, Cl A *	21,500	1,034
Core & Main Inc, Cl A *	4,534	216
Crane Co	26,293	3,196
CSG Systems International Inc	13,150	717
Curtiss-Wright Corp	1,874	443
Deluxe Corp	26,200	509
Encore Wire Corp	7,300	1,759
Ennis Inc	45,100	916
Esab Corp	25,397	2,517
ExlService Holdings Inc *	24,825	773
Exponent Inc	9,325	754
Federal Signal Corp	39,170	3,208
FTAI Aviation Ltd	65,655	3,696
FTI Consulting Inc *	7,955	1,646
Gates Industrial Corp PLC *	52,900	779
GATX Corp	8,000	1,015
Generac Holdings Inc *	4,269	480
GFL Environmental Inc (A)	88,521	3,194
Gibraltar Industries Inc *	13,100	1,015
GMS Inc *	15,745	1,406
Greenbrier Cos Inc/The	21,000	1,087
Griffon Corp	14,600	1,042
GXO Logistics Inc *	45,474	2,354
H&E Equipment Services Inc	18,261	1,032
Heartland Express Inc	17,835	228
Hexcel Corp	27,493	2,047
HNI Corp	22,600	1,013
Huntington Ingalls Industries Inc	12,566	3,664
Huron Consulting Group Inc *	9,454	928
Insperity Inc	27,942	2,844
Interface Inc, Cl A	60,500	951
Janus International Group Inc *	86,782	1,245
Kaman Corp	23,840	1,092
Kirby Corp *	8,879	779

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Landstar System Inc	13,501	$2,568
ManpowerGroup Inc	14,300	1,032
Matson Inc	18,536	2,058
Middleby Corp/The *	8,255	1,256
MillerKnoll Inc	75,300	2,300
Moog Inc, Cl A	7,200	1,080
Mueller Water Products Inc, Cl A	63,300	984
MYR Group Inc *	6,030	980
NEXTracker Inc, Cl A *	17,100	962
Nordson Corp	11,505	3,056
OPENLANE Inc *	180,518	2,757
Oshkosh Corp	13,100	1,452
Owens Corning	18,500	2,771
Parsons Corp *	39,990	3,224
Powell Industries Inc	10,600	1,964
Primoris Services Corp	28,800	1,138
Quad/Graphics Inc, Cl A	86,600	519
Quanex Building Products Corp	35,360	1,223
RB Global Inc	30,270	2,298
RBC Bearings Inc *	6,495	1,772
Ryder System Inc	15,400	1,757
Sensata Technologies Holding PLC	33,736	1,161
Simpson Manufacturing Co Inc	13,800	2,880
SkyWest Inc *	19,800	1,272
Snap-on Inc	7,400	2,040
Standex International Corp	20,193	3,493
Tennant Co	11,100	1,256
Terex Corp	17,600	1,009
Tetra Tech Inc	18,902	3,352
Textron Inc	32,800	2,921
Timken Co/The	12,700	1,067
Toro Co/The	3,473	321
TransUnion	32,403	2,515
TriNet Group Inc *	9,000	1,152
UFP Industries Inc	23,363	2,678
UniFirst Corp/MA	12,210	2,060
United Airlines Holdings Inc *	16,200	737
Valmont Industries Inc	13,263	2,811
Verra Mobility Corp, Cl A *	79,698	1,723
Watts Water Technologies Inc, Cl A	4,900	999
WESCO International Inc	15,212	2,274
WillScot Mobile Mini Holdings Corp, Cl A *	32,715	1,562
XPO Inc *	13,890	1,671

		186,943
Information Technology — 11.6%
8x8 Inc *	85,175	241
ACI Worldwide Inc *	46,921	1,544
ACM Research Inc, Cl A *	50,197	1,552
Adeia Inc	55,300	627
Agilysys Inc *	19,345	1,505
Altair Engineering Inc, Cl A *	17,369	1,478
Amdocs Ltd	12,700	1,158

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amkor Technology Inc	70,800	$2,196
Appfolio Inc, Cl A *	4,351	1,053
Arrow Electronics Inc *	16,000	1,880
Avnet Inc	22,000	1,025
Badger Meter Inc	6,000	952
Blackbaud Inc *	1,575	109
Camtek Ltd/Israel *	22,137	1,762
Cirrus Logic Inc *	10,700	983
Clear Secure Inc, Cl A	40,100	772
Clearwater Analytics Holdings Inc, Cl A *	79,925	1,376
Cognex Corp	72,960	2,878
CommVault Systems Inc *	12,700	1,216
Consensus Cloud Solutions Inc *	29,241	466
Crane NXT Co	20,579	1,202
Dropbox Inc, Cl A *	31,500	754
Dynatrace Inc *	11,110	551
Ebix Inc *	16,200	15
Elastic NV *	1,776	238
GLOBALFOUNDRIES Inc *(A)	14,846	812
Intapp Inc *	24,300	953
Jabil Inc	28,300	4,078
Kulicke & Soffa Industries Inc	53,183	2,533
Kyndryl Holdings Inc *	59,335	1,304
Littelfuse Inc	10,214	2,433
LiveRamp Holdings Inc *	26,000	910
Mirion Technologies Inc, Cl A *	101,000	988
N-able Inc *	19,228	259
Napco Security Technologies Inc	22,500	1,013
NCR Voyix Corp *	16,200	237
NetScout Systems Inc *	45,700	989
Nova Ltd *	21,913	3,801
Novanta Inc *	8,580	1,484
Okta Inc, Cl A *	8,269	887
ON Semiconductor Corp *	2,540	201
Onto Innovation Inc *	5,500	1,013
OSI Systems Inc *	7,400	971
Power Integrations Inc	33,577	2,399
PowerSchool Holdings Inc, Cl A *	39,600	827
PROS Holdings Inc *	60,385	2,159
Qualys Inc *	3,049	524
Rambus Inc *	47,255	2,799
Rapid7 Inc *	16,700	978
Sanmina Corp *	21,400	1,353
Skyworks Solutions Inc	5,500	577
SMART Global Holdings Inc *	46,900	998
Smartsheet Inc, Cl A *	17,305	730
SolarWinds Corp *	79,500	949
Sprout Social Inc, Cl A *	6,907	427
SPS Commerce Inc *	18,095	3,351
Super Micro Computer Inc *	6,557	5,679
TD SYNNEX Corp	7,400	769
Teledyne Technologies Inc *	2,449	1,046

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tenable Holdings Inc *	29,841	$1,437
Teradata Corp *	18,186	684
Trimble Inc *	21,167	1,295
TTM Technologies Inc *	64,600	959
Universal Display Corp	15,807	2,757
Varonis Systems Inc, Cl B *	52,930	2,689
Veeco Instruments Inc *	34,500	1,249
Verint Systems Inc *	39,231	1,240
Vertex Inc, Cl A *	48,130	1,616
Vishay Intertechnology Inc	44,800	974
Xerox Holdings Corp	103,700	1,934
Zeta Global Holdings Corp, Cl A *	59,800	628

		95,426
Materials — 4.1%
Ashland Inc	9,381	879
Aspen Aerogels Inc *	96,000	1,649
Axalta Coating Systems Ltd *	77,190	2,526
Berry Global Group Inc	26,700	1,554
Chemours Co/The	26,400	519
Eastman Chemical Co	9,800	860
Element Solutions Inc	30,469	716
FMC Corp	11,336	639
Graphic Packaging Holding Co	21,028	546
Ingevity Corp *	8,900	407
Koppers Holdings Inc	20,800	1,178
Metallus Inc *	44,200	961
Minerals Technologies Inc	13,900	1,006
Mosaic Co/The	34,700	1,081
O-I Glass Inc, Cl I *	54,500	922
Quaker Chemical Corp	18,584	3,726
Reliance Inc	20,918	6,719
Ryerson Holding Corp	17,000	537
Silgan Holdings Inc	91,872	4,034
Steel Dynamics Inc	13,000	1,740
Summit Materials Inc, Cl A *	25,300	1,081

		33,280
Real Estate — 4.3%
Acadia Realty Trust ‡	63,200	1,036
American Assets Trust Inc ‡	81,800	1,764
Apple Hospitality REIT Inc ‡	67,400	1,084
Brandywine Realty Trust ‡	80,600	347
Brixmor Property Group Inc ‡	45,100	1,020
Centerspace ‡	16,700	928
City Office REIT Inc ‡	72,700	333
COPT Defense Properties ‡	36,400	882
CTO Realty Growth Inc ‡(A)	36,630	625
CubeSmart ‡	56,118	2,447
EPR Properties ‡	27,700	1,138
Equity Commonwealth *‡	67,199	1,265
eXp World Holdings Inc (A)	163,576	2,143
Franklin Street Properties Corp ‡	107,000	254

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Small/Mid Cap Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gaming and Leisure Properties Inc ‡	66,425	$3,021
Getty Realty Corp ‡	25,000	659
Host Hotels & Resorts Inc ‡	85,300	1,769
Industrial Logistics Properties Trust ‡	35,900	137
Innovative Industrial Properties Inc, Cl A ‡	21,500	2,107
Kilroy Realty Corp ‡	22,400	849
Kite Realty Group Trust ‡	29,900	640
Newmark Group Inc, Cl A	104,522	1,128
Office Properties Income Trust ‡	45,400	121
Omega Healthcare Investors Inc ‡	29,900	930
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	347
Plymouth Industrial REIT Inc ‡	45,401	979
Sabra Health Care REIT Inc ‡	50,600	702
Service Properties Trust ‡	48,500	330
Tanger Inc ‡	61,407	1,769
Terreno Realty Corp ‡	61,318	3,943
Uniti Group Inc ‡	71,260	418

		35,115
Utilities — 1.9%
Avista Corp	24,800	823
Brookfield Infrastructure Corp, Cl A (A)	83,590	2,773
Chesapeake Utilities Corp	21,485	2,192
National Fuel Gas Co	15,900	775
New Jersey Resources Corp	19,900	828
Northwest Natural Holding Co	19,803	727
NRG Energy Inc	59,700	3,303
Otter Tail Corp	11,200	1,013
UGI Corp	22,900	561

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vistra Corp	42,600	$2,323

		15,318
Total Common Stock
(Cost $598,030) ($ Thousands)		794,130

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, LP
5.370% **†(B)	7,838,663	7,832

Total Affiliated Partnership
(Cost $7,838) ($ Thousands)		7,832

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	18,121,007	18,121

Total Cash Equivalent
(Cost $18,121) ($ Thousands)		18,121

Total Investments in Securities — 100.1%
(Cost $623,989) ($ Thousands)		$820,083

Percentages are based on Net Assets of $819,174 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2024.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2024 was $7,832 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$18,033	$88,665	$(98,868)	$2	$—	$7,832	$50	$—
SEI Daily Income Trust, Government Fund, Institutional Class	27,881	145,323	(155,083)	—	—	18,121	890	—
Totals	$45,914	$233,988	$(253,951)	$2	$—	$25,953	$940	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 100.1%

Communication Services — 9.6%
Alphabet Inc, Cl A *	238,743	$33,056
Alphabet Inc, Cl C *	68,937	9,636
AT&T Inc	478,416	8,099
Cargurus Inc, Cl A *	56,039	1,241
Cars.com Inc *	48,515	890
Comcast Corp, Cl A	225,813	9,676
Electronic Arts Inc	14,772	2,060
Fox Corp	75,102	2,075
John Wiley & Sons Inc, Cl A	1,114	37
Lions Gate Entertainment Corp, Cl B *	41,208	374
Meta Platforms Inc, Cl A	77,683	38,075
Netflix Inc *	3,406	2,053
New York Times Co/The, Cl A	17,499	775
Omnicom Group Inc	37,400	3,306
Shenandoah Telecommunications Co	16,923	316
Spotify Technology SA *	3,836	984
Trade Desk Inc/The, Cl A *	1,476	126
TripAdvisor Inc *	63,800	1,711
Verizon Communications Inc	221,341	8,858
Yelp Inc, Cl A *	30,898	1,188
Ziff Davis Inc *	33,694	2,317

		126,853
Consumer Discretionary — 13.5%
Abercrombie & Fitch Co, Cl A *	16,485	2,106
Adtalem Global Education Inc *	10,293	510
Amazon.com Inc *	118,084	20,873
AutoZone Inc *	1,649	4,957
Booking Holdings Inc *	2,386	8,277
Choice Hotels International Inc	5,525	618
Deckers Outdoor Corp *	9,331	8,357
Domino's Pizza Inc	9,459	4,241
DoorDash Inc, Cl A *	13,592	1,693
DR Horton Inc	21,748	3,250
DraftKings Inc, Cl A *	22,418	971
eBay Inc	28,638	1,354
Ethan Allen Interiors Inc	14,732	493
Ford Motor Co	126,033	1,568
Gap Inc/The	64,978	1,231
General Motors Co	274,105	11,233
Genuine Parts Co	4,446	664
G-III Apparel Group Ltd *	13,986	465
Goodyear Tire & Rubber Co/The *	133,610	1,587
Graham Holdings Co, Cl B	2,828	1,986
Grand Canyon Education Inc *	945	127
H&R Block Inc	119,381	5,844
Home Depot Inc/The	15,563	5,923
International Game Technology PLC	56,491	1,535
KB Home	42,228	2,805
Kohl's Corp	50,660	1,412
Lennar Corp, Cl A	17,495	2,773

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lennar Corp, Cl B	10,615	$1,564
Lululemon Athletica Inc *	11,880	5,549
M/I Homes Inc *	15,151	1,924
Marriott International Inc/MD, Cl A	3,185	796
McDonald's Corp	15,870	4,638
Meritage Homes Corp	5,763	909
Murphy USA Inc	427	178
NIKE Inc, Cl B	20,645	2,146
NVR Inc *	87	663
ODP Corp/The *	19,557	1,105
O'Reilly Automotive Inc *	5,921	6,439
PulteGroup Inc	47,819	5,183
PVH Corp	9,486	1,296
Ralph Lauren Corp, Cl A	12,434	2,312
Ross Stores Inc	2,108	314
Signet Jewelers Ltd	3,431	349
Starbucks Corp	6,357	603
Stride Inc *	14,292	854
Tapestry Inc	191,628	9,108
Taylor Morrison Home Corp, Cl A *	86,475	4,895
TJX Cos Inc/The	9,637	955
Toll Brothers Inc	81,492	9,342
Tractor Supply Co	3,344	850
Tri Pointe Homes Inc *	120,647	4,269
Ulta Beauty Inc *	7,171	3,934
Urban Outfitters Inc *	58,194	2,418
Williams-Sonoma Inc	6,882	1,621
Wingstop Inc	10,176	3,572
Yum! Brands Inc	30,934	4,282

		178,921
Consumer Staples — 7.2%
Altria Group Inc	262,143	10,724
Andersons Inc/The	18,430	1,019
Archer-Daniels-Midland Co	9,583	509
BellRing Brands Inc *	36,285	2,066
Brown-Forman Corp, Cl A	1,480	89
Bunge Global SA	48,003	4,530
Cal-Maine Foods Inc	21,580	1,241
Campbell Soup Co	4,916	210
Casey's General Stores Inc	984	300
Church & Dwight Co Inc	6,575	658
Coca-Cola Co/The	86,752	5,207
Colgate-Palmolive Co	65,322	5,652
Conagra Brands Inc	13,772	387
Costco Wholesale Corp	1,459	1,085
elf Beauty Inc *	16,208	3,380
Flowers Foods Inc	5,670	127
General Mills Inc	10,163	652
Ingles Markets Inc, Cl A	3,077	237
Ingredion Inc	40,392	4,751
Inter Parfums Inc	5,908	867
J M Smucker Co/The	3,043	366

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Keurig Dr Pepper Inc	7,207	$216
Kraft Heinz Co/The	174,724	6,164
Kroger Co/The	132,016	6,549
Lamb Weston Holdings Inc	31,319	3,201
Molson Coors Beverage Co, Cl B	45,562	2,844
Mondelez International Inc, Cl A	52,568	3,841
Monster Beverage Corp *	8,824	522
PepsiCo Inc	23,812	3,937
Philip Morris International Inc	49,470	4,450
Primo Water Corp	9,888	160
Procter & Gamble Co/The	25,493	4,052
Sprouts Farmers Market Inc *	29,009	1,811
Walgreens Boots Alliance Inc	232,644	4,946
Walmart Inc	146,706	8,598

		95,348
Energy — 2.4%
Archrock Inc	46,197	844
California Resources Corp	33,385	1,742
Chevron Corp	4,799	729
CNX Resources Corp *	145,786	3,054
Coterra Energy Inc, Cl A	35,272	909
EQT Corp	25,773	957
Exxon Mobil Corp	27,045	2,827
Marathon Petroleum Corp	4,289	726
Oceaneering International Inc *	33,366	659
PBF Energy Inc, Cl A	58,134	2,715
Phillips 66	8,084	1,152
Scorpio Tankers Inc	13,975	938
Southwestern Energy Co *	261,622	1,824
TechnipFMC PLC	122,526	2,658
Valero Energy Corp	28,650	4,053
Weatherford International PLC *	23,642	2,426
Williams Cos Inc/The	101,611	3,652

		31,865
Financials — 11.5%
Affiliated Managers Group Inc	21,996	3,438
Affirm Holdings Inc, Cl A *	20,162	757
Aflac Inc	46,013	3,715
AGNC Investment Corp ‡	327,569	3,132
Allstate Corp/The	14,274	2,277
Ally Financial Inc	171,042	6,327
American Financial Group Inc/OH	2,071	264
American International Group Inc	23,819	1,736
Apollo Global Management Inc	37,755	4,221
Arbor Realty Trust Inc ‡	39,527	530
AvidXchange Holdings Inc *	49,115	653
Axis Capital Holdings Ltd	45,919	2,873
Bank of NT Butterfield & Son Ltd/The	28,668	857
Berkshire Hathaway Inc, Cl B *	2,368	969
BlackRock Inc, Cl A	1,391	1,129
Bread Financial Holdings Inc	28,747	1,100

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Brighthouse Financial Inc *	62,910	$2,928
Capital One Financial Corp	68,510	9,428
Cboe Global Markets Inc	16,482	3,165
Citigroup Inc	141,417	7,847
Comerica Inc	20,363	1,006
Corebridge Financial Inc	53,767	1,335
Customers Bancorp Inc *	9,681	526
Donnelley Financial Solutions Inc *	21,182	1,368
Enstar Group Ltd *	1,975	608
Evercore Inc, Cl A	3,881	726
Federal Agricultural Mortgage Corp, Cl C	3,043	544
First Citizens BancShares Inc/NC, Cl A	4,006	6,305
Fiserv Inc *	27,260	4,069
Genworth Financial Inc, Cl A *	364,487	2,242
Jackson Financial Inc, Cl A	55,688	3,066
Janus Henderson Group PLC	17,408	542
Kinsale Capital Group Inc	4,784	2,469
Mastercard Inc, Cl A	15,016	7,129
MFA Financial Inc ‡	76,815	862
MSCI Inc, Cl A	6,052	3,395
Navient Corp	62,661	1,019
Nelnet Inc, Cl A	425	37
NU Holdings Ltd/Cayman Islands, Cl A *	85,560	948
Popular Inc	83,012	6,946
Remitly Global Inc *	33,577	692
Rithm Capital Corp ‡	284,070	3,079
Shift4 Payments Inc, Cl A *	17,069	1,403
SiriusPoint Ltd *	55,289	678
SLM Corp	148,076	3,084
Synchrony Financial	175,063	7,230
Travelers Cos Inc/The	4,150	917
UMB Financial Corp	15,423	1,259
Unum Group	116,035	5,738
Visa Inc, Cl A	34,821	9,842
W R Berkley Corp	5,956	498
Wells Fargo & Co	198,075	11,011
Western Union Co/The	292,637	3,924

		151,843
Health Care — 13.4%
Abbott Laboratories	4,976	590
AbbVie Inc	59,032	10,393
Amgen Inc	6,982	1,912
Amphastar Pharmaceuticals Inc *	9,370	436
Arvinas Inc *	16,791	772
Boston Scientific Corp *	38,845	2,572
Bristol-Myers Squibb Co	101,144	5,133
Cardinal Health Inc	108,628	12,164
Cencora Inc	60,403	14,231
Centene Corp *	74,473	5,841
Cigna Group/The	29,149	9,798
CVS Health Corp	91,226	6,784
DaVita Inc *	18,203	2,311

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Edwards Lifesciences Corp *	36,029	$3,058
Eli Lilly & Co	17,366	13,088
Embecta Corp	25,149	359
Gilead Sciences Inc	84,370	6,083
HCA Healthcare Inc	10,494	3,271
Henry Schein Inc *	3,353	256
Hologic Inc *	45,175	3,334
Humana Inc	1,419	497
Intuitive Surgical Inc *	7,738	2,984
Jazz Pharmaceuticals PLC *	5,463	650
Johnson & Johnson	42,580	6,872
Laboratory Corp of America Holdings	8,297	1,791
McKesson Corp	22,063	11,504
Medpace Holdings Inc *	8,366	3,326
Merck & Co Inc	52,126	6,628
Merit Medical Systems Inc *	4,575	349
Mettler-Toledo International Inc *	3,296	4,111
Organon & Co	84,359	1,469
Pediatrix Medical Group Inc *	18,629	170
Penumbra Inc *	2,568	603
Pfizer Inc	61,874	1,643
Premier Inc, Cl A	1,437	30
Quest Diagnostics Inc	32,190	4,020
Regeneron Pharmaceuticals Inc *	215	208
Royalty Pharma PLC, Cl A	30,130	914
Stryker Corp	12,980	4,531
United Therapeutics Corp *	2,564	579
UnitedHealth Group Inc	10,665	5,264
Veeva Systems Inc, Cl A *	2,803	632
Vertex Pharmaceuticals Inc *	14,296	6,015
Viatris Inc	547,085	6,767
Waters Corp *	11,111	3,749

		177,692
Industrials — 9.8%
3M Co	55,645	5,126
ACCO Brands Corp	63,934	357
Allison Transmission Holdings Inc	27,357	2,061
American Airlines Group Inc *	374,450	5,871
AMETEK Inc	20,293	3,656
ArcBest Corp	7,677	1,097
Automatic Data Processing Inc	2,643	664
Boise Cascade Co	1,291	175
Booz Allen Hamilton Holding Corp, Cl A	8,721	1,288
Carlisle Cos Inc	1,498	524
CH Robinson Worldwide Inc	23,323	1,728
Cintas Corp	10,466	6,579
Copart Inc *	77,216	4,104
Costamare Inc	33,919	386
CSG Systems International Inc	951	52
Curtiss-Wright Corp	7,370	1,741
Dayforce Inc *	14,917	1,041
Deluxe Corp	31,932	620

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Donaldson Co Inc	3,777	$270
Dover Corp	3,910	647
Eaton Corp PLC	3,042	879
EMCOR Group Inc	1,241	389
Encore Wire Corp	14,263	3,437
ExlService Holdings Inc *	20,689	644
Expeditors International of Washington Inc	4,393	525
Fastenal Co	65,329	4,770
FedEx Corp	12,450	3,100
Ferguson PLC	13,127	2,776
FTI Consulting Inc *	443	92
General Electric Co	27,133	4,257
Genpact Ltd	5,296	180
Graco Inc	41,541	3,791
Griffon Corp	5,037	360
Honeywell International Inc	3,052	607
Hubbell Inc, Cl B	673	256
IDEX Corp	2,203	520
Illinois Tool Works Inc	17,803	4,667
Landstar System Inc	805	153
Lockheed Martin Corp	2,019	865
ManpowerGroup Inc	9,616	694
MSC Industrial Direct Co Inc, Cl A	16,728	1,689
Mueller Industries Inc	5,136	264
Otis Worldwide Corp	9,845	938
Owens Corning	16,540	2,477
PACCAR Inc	9,392	1,041
Parker-Hannifin Corp	8,533	4,569
Paychex Inc	33,322	4,086
Pentair PLC	4,366	340
Republic Services Inc, Cl A	787	144
Robert Half Inc	37,050	2,979
Rollins Inc	77,468	3,414
Ryder System Inc	36,980	4,219
Saia Inc *	2,919	1,680
Science Applications International Corp	26,900	3,765
SkyWest Inc *	23,700	1,522
Snap-on Inc	15,396	4,244
Sterling Infrastructure Inc *	4,846	517
Trane Technologies PLC	12,567	3,543
United Parcel Service Inc, Cl B	3,096	459
Verisk Analytics Inc, Cl A	13,448	3,253
Waste Management Inc	3,880	798
Watts Water Technologies Inc, Cl A	3,875	790
Westinghouse Air Brake Technologies Corp	26,417	3,732
WW Grainger Inc	6,799	6,619
XPO Inc *	17,000	2,045

		130,076
Information Technology — 29.2%
Accenture PLC, Cl A	3,004	1,126
Adobe Inc *	10,652	5,968
Akamai Technologies Inc *	15,777	1,750

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amdocs Ltd	56,391	$5,143
Amphenol Corp, Cl A	29,398	3,211
Apple Inc	325,458	58,827
Applied Materials Inc	8,920	1,798
Arista Networks Inc *	14,916	4,140
Arrow Electronics Inc *	34,626	4,069
Autodesk Inc *	14,921	3,852
Avnet Inc	54,144	2,523
Badger Meter Inc	7,017	1,114
Broadcom Inc	16,584	21,567
Cadence Design Systems Inc *	32,333	9,842
Cisco Systems Inc	220,641	10,672
Cognizant Technology Solutions Corp, Cl A	53,235	4,207
CommScope Holding Co Inc *	111,515	130
Consensus Cloud Solutions Inc *	11,449	182
Crane NXT Co	28,095	1,641
Crowdstrike Holdings Inc, Cl A *	2,603	844
Dolby Laboratories Inc, Cl A	22,812	1,848
Dropbox Inc, Cl A *	291,743	6,987
DXC Technology Co *	137,012	2,995
Dynatrace Inc *	2,950	146
F5 Inc *	10,893	2,039
Fabrinet *	9,047	1,950
Fair Isaac Corp *	6,505	8,261
Fortinet Inc *	49,248	3,404
Gartner Inc *	11,531	5,368
Gen Digital Inc	149,841	3,220
GoDaddy Inc, Cl A *	6,409	732
Guidewire Software Inc *	27,800	3,318
Hewlett Packard Enterprise Co	141,675	2,158
HP Inc	190,769	5,404
HubSpot Inc *	5,918	3,662
Insight Enterprises Inc *	6,382	1,200
Intapp Inc *	4,863	191
Intel Corp	14,667	631
InterDigital Inc	17,212	1,842
International Business Machines Corp	63,153	11,685
Intuit Inc	1,867	1,238
Juniper Networks Inc	7,946	294
Keysight Technologies Inc *	19,699	3,040
KLA Corp	2,973	2,028
Manhattan Associates Inc *	36,062	9,136
Microsoft Corp	181,675	75,148
MongoDB Inc, Cl A *	873	391
Motorola Solutions Inc	3,118	1,030
NCR Voyix Corp *	92,840	1,356
NetApp Inc	104,734	9,334
NVIDIA Corp	33,888	26,809
Oracle Corp	67,312	7,517
Palo Alto Networks Inc *	9,304	2,889
Progress Software Corp	1,241	66
QUALCOMM Inc	25,055	3,953

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Salesforce Inc *	2,744	$847
Sanmina Corp *	44,777	2,830
Skyworks Solutions Inc	53,063	5,567
Smartsheet Inc, Cl A *	6,912	292
Synopsys Inc *	3,057	1,754
Teradata Corp *	66,863	2,515
Teradyne Inc	14,701	1,523
Texas Instruments Inc	26,150	4,376
VeriSign Inc *	17,855	3,487
Vishay Intertechnology Inc	72,725	1,582
Vontier Corp	84,367	3,628
Zoom Video Communications Inc, Cl A *	50,373	3,563

		385,840
Materials — 1.1%
Avery Dennison Corp	2,434	527
Berry Global Group Inc	26,121	1,520
International Paper Co	143,239	5,065
NewMarket Corp	152	98
O-I Glass Inc, Cl I *	42,188	714
Packaging Corp of America	22,747	4,122
Reliance Inc	1,720	552
Silgan Holdings Inc	2,262	99
Sonoco Products Co	2,692	153
Warrior Met Coal Inc	18,183	1,036

		13,886
Real Estate — 0.2%
EastGroup Properties Inc ‡	14,894	2,617

Utilities — 2.2%
Atmos Energy Corp	5,560	628
CenterPoint Energy Inc	15,010	413
Edison International	4,870	331
Entergy Corp	14,196	1,442
Exelon Corp	9,459	339
National Fuel Gas Co	53,913	2,628
NRG Energy Inc	42,526	2,352
PG&E Corp	92,967	1,552
PPL Corp	219,256	5,782
Sempra	28,999	2,047
Southern Co/The	27,759	1,867
Vistra Corp	168,981	9,216

		28,597
Total Common Stock
(Cost $995,855) ($ Thousands)		1,323,538

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

U.S. Equity Factor Allocation Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	11,555,274	$11,555
Total Cash Equivalent
(Cost $11,555) ($ Thousands)		11,555
Total Investments in Securities — 101.0%
(Cost $1,007,410) ($ Thousands)		$1,335,093

A list of open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	52	Mar-2024	$13,058	$13,269	$211

Percentages are based on Net Assets of $1,321,515 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2024.

‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$8,262	$261,957	$(258,664)	$—	$—	$11,555	$352	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Communication Services — 6.8%
AT&T Inc	409,200	$6,928
Cogent Communications Holdings Inc	848	69
Comcast Corp, Cl A	208,314	8,926
Electronic Arts Inc	18,433	2,571
Fox Corp	113,057	3,293
IDT Corp, Cl B *	4,317	161
Netflix Inc *	1,348	813
New York Times Co/The, Cl A	17,721	785
Omnicom Group Inc	24,711	2,184
Ooma Inc *	5,631	57
Scholastic Corp	997	39
SK Telecom ADR (A)	86,124	1,886
Spok Holdings Inc	20,090	361
Spotify Technology SA *	9,540	2,446
TEGNA Inc	148,000	2,073
T-Mobile US Inc	14,851	2,425
Verizon Communications Inc	305,743	12,236

		47,253
Consumer Discretionary — 5.4%
AutoZone Inc *	1,200	3,607
Canadian Tire Corp Ltd, Cl A	23,900	2,433
eBay Inc	31,400	1,485
Genuine Parts Co	6,347	947
Graham Holdings Co, Cl B	148	104
Grand Canyon Education Inc *	9,242	1,246
H&R Block Inc	123,166	6,029
Honda Motor Co Ltd ADR	112,200	3,993
Murphy USA Inc	20,940	8,732
ODP Corp/The *	1,645	93
O'Reilly Automotive Inc *	574	624
Perdoceo Education Corp	9,396	167
Stride Inc *	2,552	153
Sturm Ruger & Co Inc	5,705	247
Texas Roadhouse Inc, Cl A	17,303	2,585
Toyota Motor Corp ADR (A)	12,200	2,935
Whirlpool Corp	19,700	2,116

		37,496
Consumer Staples — 16.4%
Altria Group Inc	199,422	8,158
Andersons Inc/The	6,533	361
Archer-Daniels-Midland Co	133,538	7,092
BellRing Brands Inc *	1,423	81
BJ's Wholesale Club Holdings Inc *	21,414	1,564
Boston Beer Co Inc/The, Cl A *	2,811	866
Calavo Growers Inc	6,476	187
Cal-Maine Foods Inc	7,544	434
Campbell Soup Co	87,396	3,727
Casey's General Stores Inc	3,463	1,054
Central Garden & Pet Co, Cl A *	4,934	186
Clorox Co/The	27,732	4,252

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coca-Cola Consolidated Inc	437	$367
Colgate-Palmolive Co	52,504	4,543
Conagra Brands Inc	170,032	4,775
Costco Wholesale Corp	5,374	3,998
Dole PLC	53,376	630
Dollar General Corp	1,703	248
Energizer Holdings Inc	10,477	299
Flowers Foods Inc	189,250	4,243
Fresh Del Monte Produce Inc	15,177	363
General Mills Inc	104,321	6,695
Herbalife Ltd *	6,259	55
Hershey Co/The	124	23
Hormel Foods Corp	2,441	86
Ingles Markets Inc, Cl A	6,891	531
Ingredion Inc	50,909	5,988
J & J Snack Foods Corp	2,371	344
John B Sanfilippo & Son Inc	4,625	474
Kellanova	130,716	7,209
Kimberly-Clark Corp	20,930	2,536
Kraft Heinz Co/The	198,800	7,014
Kroger Co/The	189,600	9,406
Lancaster Colony Corp	2,741	567
Medifast Inc	794	32
Molson Coors Beverage Co, Cl B	83,100	5,187
Mondelez International Inc, Cl A	7,117	520
Monster Beverage Corp *	13,790	815
National Beverage Corp *	823	43
Oil-Dri Corp of America	3,606	257
PepsiCo Inc	5,500	909
Pilgrim's Pride Corp *	39,237	1,249
Post Holdings Inc *	1,032	108
Procter & Gamble Co/The	29,176	4,637
Reynolds Consumer Products Inc	38,993	1,150
Seaboard Corp	145	477
Simply Good Foods Co/The *	3,039	108
SpartanNash Co	14,988	316
Sprouts Farmers Market Inc *	477	30
TreeHouse Foods Inc *	7,266	260
Tyson Foods Inc, Cl A	37,845	2,053
Universal Corp/VA	6,532	314
USANA Health Sciences Inc *	290	14
Vector Group Ltd	22,323	249
Village Super Market Inc, Cl A	11,491	314
Vita Coco Co Inc/The *	4,513	118
Vital Farms Inc *	21,047	378
Walmart Inc	93,858	5,501
WD-40 Co	251	67
Weis Markets Inc	4,190	272
WK Kellogg Co	36,404	533

		114,267
Energy — 3.8%
Chesapeake Energy Corp (A)	43,800	3,626

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chevron Corp	51,400	$7,813
CONSOL Energy Inc	1,209	104
Dorian LPG Ltd	511	19
DT Midstream Inc	42,100	2,426
Exxon Mobil Corp	88,200	9,219
Gulfport Energy Corp *	2,982	423
International Seaways Inc	418	22
Marathon Petroleum Corp	14,200	2,403
Teekay Corp *	21,768	165
Teekay Tankers Ltd, Cl A	5,095	279
Weatherford International PLC *	722	74

		26,573
Financials — 11.7%
AFC Gamma Inc ‡	3,263	38
Aflac Inc	79,700	6,435
Allstate Corp/The	9,794	1,562
AMERISAFE Inc	667	35
Aon PLC, Cl A	1,354	428
AssetMark Financial Holdings Inc *	4,429	157
Banco Latinoamericano de Comercio Exterior SA, Cl E	8,242	231
Bank of New York Mellon Corp/The	133,200	7,471
Bankwell Financial Group Inc	844	22
Berkshire Hathaway Inc, Cl B *	8,700	3,562
Canadian Imperial Bank of Commerce	65,300	3,092
Cboe Global Markets Inc	18,662	3,583
Chicago Atlantic Real Estate Finance Inc ‡	7,569	123
Corebridge Financial Inc	16,446	408
Diamond Hill Investment Group Inc	85	12
Donegal Group Inc, Cl A	8,171	114
Employers Holdings Inc	12,210	558
Everest Group Ltd	1,893	698
First Citizens BancShares Inc/NC, Cl A	30	47
Greenlight Capital Re Ltd, Cl A *	2,077	26
Hanover Insurance Group Inc/The	8,407	1,105
Hartford Financial Services Group Inc/The	85,700	8,214
Loblaw Cos Ltd	22,300	2,378
Loews Corp	51,900	3,899
LPL Financial Holdings Inc	9,489	2,542
Markel Group Inc *	424	633
MetLife Inc	18,000	1,255
Northeast Community Bancorp Inc	15,037	234
OceanFirst Financial Corp	73,400	1,116
Old Republic International Corp	137,100	3,970
Progressive Corp/The	12,760	2,419
Reinsurance Group of America Inc, Cl A	6,911	1,222
Safety Insurance Group Inc	3,578	294
Selective Insurance Group Inc	3,706	387
Sixth Street Specialty Lending Inc (A)	104,200	2,275
Skyward Specialty Insurance Group Inc *	6,562	240
Travelers Cos Inc/The	22,109	4,885
Universal Insurance Holdings Inc	11,771	238

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Unum Group	12,673	$627
Virtu Financial Inc, Cl A	42,816	773
W R Berkley Corp	34,581	2,891
WaFd Inc	73,200	1,994
Western Union Co/The	611,034	8,194
White Mountains Insurance Group Ltd	110	194
Willis Towers Watson PLC	3,879	1,058

		81,639
Health Care — 19.2%
AbbVie Inc	30,205	5,318
ACADIA Pharmaceuticals Inc *	10,109	235
ADMA Biologics Inc *	34,296	184
Agilent Technologies Inc	11,798	1,621
Alkermes PLC *	16,284	483
Alpine Immune Sciences Inc *	1,759	62
Amgen Inc	28,186	7,718
Amneal Pharmaceuticals Inc *	22,408	124
Amphastar Pharmaceuticals Inc *	4,761	222
ANI Pharmaceuticals Inc *	3,078	208
Anika Therapeutics Inc *	14,096	342
Arcellx Inc *	1,878	124
Arcturus Therapeutics Holdings Inc *	4,422	171
Ardelyx Inc *	13,314	124
Avista Public Acquisition Corp II, Cl W *	18,536	108
Bristol-Myers Squibb Co	287,078	14,569
Bruker Corp	11,086	959
Cardinal Health Inc	34,000	3,807
Catalyst Pharmaceuticals Inc *	17,810	286
Cigna Group/The	14,454	4,859
Collegium Pharmaceutical Inc *	6,155	226
Cross Country Healthcare Inc *	702	13
CVS Health Corp	135,550	10,081
Deciphera Pharmaceuticals Inc *	4,201	70
Dynavax Technologies Corp, Cl A *	18,752	238
Elevance Health Inc	7,001	3,509
Embecta Corp	4,299	61
Exelixis Inc *	152,934	3,349
Fortrea Holdings Inc *	7,600	285
GE HealthCare Technologies Inc	2,124	194
Gilead Sciences Inc	127,548	9,196
Haemonetics Corp *	464	34
Halozyme Therapeutics Inc *	7,799	310
Harmony Biosciences Holdings Inc *	4,159	134
HealthEquity Inc *	971	80
HealthStream Inc	6,557	179
Hologic Inc *	30,277	2,234
Humana Inc	9,970	3,493
Ideaya Biosciences Inc *	566	25
Incyte Corp *	82,019	4,787
Innoviva Inc *	18,875	288
Intra-Cellular Therapies Inc *	3,433	239
iRadimed Corp	3,170	133

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ironwood Pharmaceuticals Inc, Cl A *	9,680	$91
Jazz Pharmaceuticals PLC *	17,000	2,021
Johnson & Johnson	27,900	4,503
Kiniksa Pharmaceuticals Ltd, Cl A *	7,018	148
LeMaitre Vascular Inc	1,435	100
Ligand Pharmaceuticals Inc *	728	58
MacroGenics Inc *	2,857	51
McKesson Corp	11,900	6,205
Merck & Co Inc	91,512	11,636
Merrimack Pharmaceuticals Inc *	6,495	95
Mesa Laboratories Inc	1,146	125
MiMedx Group Inc *	23,166	189
Mirum Pharmaceuticals Inc *	4,456	128
Mural Oncology PLC *	1	—
Myriad Genetics Inc *	822	17
National HealthCare Corp	1,980	195
Neurocrine Biosciences Inc *	31,003	4,043
Option Care Health Inc *	6,126	198
OraSure Technologies Inc *	37,130	267
Organon & Co	28,260	492
Pacira BioSciences Inc *	1,072	32
Patterson Cos Inc	4,178	113
Pediatrix Medical Group Inc *	6,480	59
Pfizer Inc	145,111	3,854
Phibro Animal Health Corp, Cl A	17,906	232
Prestige Consumer Healthcare Inc *	2,927	204
Quest Diagnostics Inc	15,900	1,986
Quipt Home Medical *	2,797	12
Regeneron Pharmaceuticals Inc *	2,531	2,445
Semler Scientific Inc *	823	39
SIGA Technologies Inc	8,198	43
Supernus Pharmaceuticals Inc *	7,977	237
Tactile Systems Technology Inc *	5,257	80
TruBridge Inc *	1,222	11
UFP Technologies Inc *	976	203
United Therapeutics Corp *	19,693	4,444
UroGen Pharma Ltd *	1,796	33
Vanda Pharmaceuticals Inc *	36,445	163
Varex Imaging Corp *	1,505	26
Vertex Pharmaceuticals Inc *	4,956	2,085
Viatris Inc	291,836	3,610
Voyager Therapeutics Inc *	12,460	104
West Pharmaceutical Services Inc	7,358	2,637
Zymeworks Inc *	22,501	270
Zynex Inc *(A)	2,478	34

		134,200
Industrials — 12.3%
Allison Transmission Holdings Inc	89,700	6,757
Argan Inc	2,725	128
Barrett Business Services Inc	1,979	241
Booz Allen Hamilton Holding Corp, Cl A	20,185	2,982
Cadre Holdings Inc	2,567	92

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CH Robinson Worldwide Inc	4,009	$297
Core & Main Inc, Cl A *	13,486	644
CSG Systems International Inc	87,200	4,758
Cummins Inc (A)	18,900	5,077
Curtiss-Wright Corp	602	142
Donaldson Co Inc	22,209	1,591
EMCOR Group Inc	18,654	5,848
Enerpac Tool Group Corp, Cl A	9,387	316
Ferguson PLC	20,217	4,275
FTI Consulting Inc *	1,213	251
General Dynamics Corp	10,350	2,828
Genpact Ltd	21,814	742
Golden Ocean Group Ltd	10,857	140
Huntington Ingalls Industries Inc	20,389	5,946
Huron Consulting Group Inc *	783	77
Hyster-Yale Materials Handling Inc	1,087	64
IBEX Holdings Ltd *	7,721	123
Insperity Inc	431	44
Kelly Services Inc, Cl A	884	22
Landstar System Inc	13,973	2,658
Leidos Holdings Inc	2,690	344
Lockheed Martin Corp	20,034	8,579
LSI Industries Inc	8,669	125
ManpowerGroup Inc	24,975	1,802
Maximus Inc	1,150	96
MSC Industrial Direct Co Inc, Cl A	437	44
Mueller Industries Inc	342	18
National Presto Industries Inc	4,428	342
Northrop Grumman Corp	12,345	5,691
Otis Worldwide Corp	3,113	297
PACCAR Inc	68,075	7,549
Pangaea Logistics Solutions Ltd	9,465	79
Republic Services Inc, Cl A	3,556	653
Rollins Inc	33,335	1,469
Schneider National Inc, Cl B	35,349	832
Science Applications International Corp	28,300	3,961
Snap-on Inc	16,700	4,603
Textron Inc	34,000	3,028
TrueBlue Inc *	4,314	51

		85,606
Information Technology — 13.6%
A10 Networks Inc	16,733	223
Adeia Inc	11,290	128
Amdocs Ltd	191,583	17,472
Appfolio Inc, Cl A *	2,079	503
Arrow Electronics Inc *	38,100	4,477
Avnet Inc	101,791	4,742
Box Inc, Cl A *	3,402	88
Canon Inc ADR	192,800	5,628
Cirrus Logic Inc *	1,084	99
Cisco Systems Inc	225,114	10,889
Cognizant Technology Solutions Corp, Cl A	57,629	4,554

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CommVault Systems Inc *	5,084	$487
CoreCard *	1,830	23
Daktronics Inc *	14,249	124
Dell Technologies Inc, Cl C	38,100	3,607
Dolby Laboratories Inc, Cl A	2,376	192
F5 Inc *	772	144
Gartner Inc *	251	117
Gen Digital Inc	45,705	982
Hackett Group Inc/The	7,123	176
Hewlett Packard Enterprise Co	418,900	6,380
Insight Enterprises Inc *	28,700	5,396
InterDigital Inc	4,057	434
International Business Machines Corp	65,300	12,082
inTEST *	1,713	20
Juniper Networks Inc	108,900	4,033
Kimball Electronics Inc *	529	12
LiveRamp Holdings Inc *	3,649	128
Motorola Solutions Inc	2,706	894
NetApp Inc	39,300	3,502
NVE Corp	1,164	97
Open Text Corp	46,100	1,774
Oracle Corp	20,679	2,309
OSI Systems Inc *	157	21
QUALCOMM Inc	8,139	1,284
Qualys Inc *	366	63
Skyworks Solutions Inc	7,230	759
Squarespace Inc, Cl A *	1,814	60
Super Micro Computer Inc *	50	43
Teradata Corp *	24,443	920

		94,866
Materials — 4.3%
Arch Resources Inc	1,460	241
Axalta Coating Systems Ltd *	10,843	355
Berry Global Group Inc	74,855	4,357
Core Molding Technologies *	3,191	59
Graphic Packaging Holding Co	101,500	2,634
Innospec Inc	753	93
International Paper Co	52,200	1,846
NewMarket Corp	16,029	10,285
Packaging Corp of America	9,226	1,672
Reliance Inc	12,300	3,951
Silgan Holdings Inc	20,542	902
Sonoco Products Co	44,100	2,500
Southern Copper Corp	5,280	427
SSR Mining Inc	149,680	644

		29,966
Real Estate — 0.1%
Apartment Income REIT Corp ‡	12,016	364
Equity Commonwealth *‡	11,334	214
Forestar Group Inc *	2,174	73
Postal Realty Trust Inc, Cl A ‡	10,005	143

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RMR Group Inc/The, Cl A	11,011	$270

		1,064
Utilities — 4.5%
ALLETE Inc	1,743	99
American Electric Power Co Inc	32,200	2,743
American States Water Co	4,558	325
Black Hills Corp	2,443	127
California Water Service Group	3,480	160
Clearway Energy Inc, Cl A	5,925	120
Consolidated Edison Inc	30,252	2,638
Consolidated Water Co Ltd	11,966	354
Entergy Corp	28,000	2,844
Evergy Inc	56,500	2,799
Genie Energy Ltd, Cl B	15,612	285
MGE Energy Inc	2,254	142
Middlesex Water Co	262	13
National Fuel Gas Co	87,801	4,279
New Jersey Resources Corp	930	39
Northwest Natural Holding Co	6,940	255
Northwestern Energy Group Inc	621	30
NRG Energy Inc	17,696	979
ONE Gas Inc	2,160	129
Otter Tail Corp	36,500	3,302
PPL Corp	79,700	2,102
Public Service Enterprise Group Inc	28,600	1,785
SJW Group	5,898	325
Southwest Gas Holdings Inc	244	16
Spire Inc	3,056	181
Vistra Corp	93,600	5,105

		31,176
Total Common Stock
(Cost $561,977) ($ Thousands)		684,106

AFFILIATED PARTNERSHIP — 1.9%
SEI Liquidity Fund, LP
5.370% **†(B)	13,397,323	13,392

Total Affiliated Partnership
(Cost $13,400) ($ Thousands)		13,392

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	11,619,412	11,619
Total Cash Equivalent
(Cost $11,619) ($ Thousands)		11,619
Total Investments in Securities — 101.7%
(Cost $586,996) ($ Thousands)		$709,117

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

U.S. Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at February 29, 2024 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	52	Mar-2024	$13,180	$13,270	$90

Percentages are based on Net Assets of $697,583 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2024.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2024 was $13,392 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$4,771	$52,188	$(43,564)	$—	$(3)	$13,392	$95	$—
SEI Daily Income Trust, Government Fund, Institutional Class	14,098	181,566	(184,045)	—	—	11,619	749	—
Totals	$18,869	$233,754	$(227,609)	$–	$(3)	$25,011	$844	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.5%
Australia — 0.9%
ANZ Group Holdings Ltd	215,000	$3,983
Fortescue Ltd	109,907	1,856
JB Hi-Fi Ltd	77,300	3,099
Origin Energy Ltd	122,230	715
Rio Tinto Ltd	116,367	9,379
		19,032

Austria — 0.2%
ANDRITZ AG	60,900	3,829
Oberbank AG	350	26
Telekom Austria AG, Cl A	38,558	306
UNIQA Insurance Group AG	93,487	819
		4,980

Belgium — 0.4%
Ageas SA/NV	123,495	5,239
Colruyt Group N.V	60,325	2,897
TINC Comm VA *	2,195	26
		8,162

Canada — 3.1%
AltaGas Ltd	180,900	3,880
Bank of Nova Scotia/The	56,900	2,761
BCE Inc	167,972	6,233
Canadian Imperial Bank of Commerce	113,400	5,369
Canadian Tire Corp Ltd, Cl A	47,800	4,867
Canadian Utilities Ltd, Cl A	12,400	279
Cogeco Communications Inc	58,200	2,563
Constellation Software Inc/Canada	100	279
Empire Co Ltd, Cl Common Subs. Receipt	219,200	5,558
Fairfax Financial Holdings Ltd	7,300	7,796
George Weston Ltd	9,700	1,271
Great-West Lifeco Inc, Cl Common Subs. Receipt (A)	172,100	5,304
Loblaw Cos Ltd	116,600	12,434
Metro Inc/CN, Cl A	52,000	2,817
Quebecor Inc, Cl B	116,400	2,724
Sun Life Financial Inc	500	27
Whitecap Resources Inc, Cl Common Subs. Receipt (A)	205,500	1,427
		65,589

China — 0.0%
CITIC Telecom International Holdings Ltd	872,000	332
Fountain SET Holdings Ltd *	174,279	9
Wilmar International Ltd	53,200	131
		472

Denmark — 1.3%
Carlsberg AS, Cl B	37,511	5,233
Danske Bank A/S	287,048	8,439
Novo Nordisk A/S, Cl B	109,256	13,001
Schouw & Co A/S	4,918	422
		27,095

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Finland — 0.3%
Elisa Oyj, Cl A	118,752	$5,354
Kemira Oyj	19,168	345
		5,699

France — 2.6%
ABC arbitrage	10,682	42
Boiron SA	56	2
Bouygues SA	169,200	6,696
Carrefour SA	535,474	8,999
Danone SA	26,730	1,707
Dassault Systemes SE	15,170	709
Eiffage SA	24,805	2,702
Fountaine Pajot SA	344	44
Legrand SA	11,884	1,202
Orange SA	1,627,212	18,676
Societe BIC SA	77,200	5,580
TotalEnergies SE	133,400	8,516
		54,875

Germany — 0.7%
Allianz SE	12,800	3,516
Bayerische Motoren Werke AG	45,600	5,390
Deutsche Telekom AG	187,000	4,449
Heidelberg Materials AG	3,481	338
		13,693

Hong Kong — 1.2%
Bank of East Asia Ltd/The	16,792	21
Chinney Investments Ltd	88,000	10
CLP Holdings Ltd	163,180	1,360
Dah Sing Banking Group Ltd	55,711	35
Hang Lung Properties Ltd	127,000	137
HK Electric Investments & HK Electric Investments Ltd	1,372,500	841
HKT Trust & HKT Ltd	5,062,000	6,175
Jardine Matheson Holdings Ltd	60,000	2,515
Nissin Foods Co Ltd	12,716	8
PCCW Ltd	2,820,000	1,405
Power Assets Holdings Ltd	780,500	4,696
SmarTone Telecommunications Holdings Ltd	59,013	30
Sun Hung Kai Properties Ltd	239,000	2,410
Swire Pacific Ltd, Cl A	171,500	1,422
Transport International Holdings Ltd	13,200	15
VTech Holdings Ltd	62,233	360
WH Group Ltd	5,754,000	3,469
Yue Yuen Industrial Holdings Ltd	22	–
		24,909

Israel — 0.8%
Arad Ltd	2,800	49
Check Point Software Technologies Ltd *	58,691	9,415
FIBI Holdings Ltd	9,113	412
First International Bank Of Israel Ltd/The	56,645	2,444

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Isracard Ltd	1	$–
Ituran Location and Control	2,631	69
Nice Ltd *	8,857	2,174
Radware Ltd *	59,034	1,048
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	20,365	1,252
Tower Semiconductor *	5,872	193
		17,056

Italy — 1.1%
A2A SpA	2,477,500	4,504
Coca-Cola HBC AG	44,790	1,397
Eni SpA	891,800	13,750
Leonardo SpA	42,170	901
Orsero SpA	2,443	40
UniCredit SpA	31,182	1,043
UnipolSai Assicurazioni SpA	248,940	717
		22,352

Japan — 8.8%
Achilles Corp	2,300	24
Aeon Delight Co Ltd	7,900	180
AGC Inc	132,800	4,750
Ahjikan Co Ltd	5,308	42
Aica Kogyo Co Ltd	1,600	38
Aichi Electric Co Ltd	1,000	27
Aisin Corp	11,800	445
Alinco	8,300	58
Alleanza Holdings	4,900	35
Amano Corp	36,300	888
Anritsu Corp	262,500	2,257
Arcs Co Ltd	50,700	1,048
Artience	11,000	209
Asahi Co Ltd	24,900	219
Asante Inc	7,300	82
Autobacs Seven Co Ltd	83,600	936
Axial Retailing Inc	1,000	27
Belc Co Ltd	6,000	255
Bridgestone Corp	123,700	5,327
Brother Industries Ltd	291,700	4,891
Canon Electronics Inc	3,800	57
Canon Inc	242,100	7,080
Cawachi Ltd	26,200	485
Chubu Electric Power Co Inc	552,400	6,889
Chubu Shiryo Co Ltd	3,100	25
Chudenko	2,300	45
CI Takiron Corp	35,900	156
COLOPL Inc	9,500	36
Computer Engineering & Consulting Ltd	10,600	132
COMSYS Holdings Corp	26,000	574
Create Medic Co Ltd	2,784	18
Dai Nippon Toryo Co Ltd	4,300	33
Daisue Construction Co Ltd	3,400	37
Daiwa Securities Group Inc	370,000	2,724

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Doshisha Co Ltd	6,100	$86
Earth Corp	12,000	339
Ebara Foods Industry Inc	1,600	31
Eiken Chemical Co Ltd	5,100	64
ENEOS Holdings Inc	1,100,600	4,753
ESTELLE Holdings Co Ltd	6,000	26
EXEO Group Inc	20,000	421
Ezaki Glico Co Ltd	48,500	1,448
Feed One Co Ltd	4,500	31
FJ Next Holdings Co Ltd	11,400	91
Focus Systems	3,900	29
France Bed Holdings Co Ltd	7,000	63
FTGroup Co Ltd	3,900	32
Fujicco Co Ltd	11,100	145
Fujiya Co Ltd	2,100	35
Gakken Holdings Co Ltd	39,100	255
Gakkyusha Co Ltd	6,100	86
H.U. Group Holdings Inc	10,400	179
Heiwado Co Ltd (A)	62,700	862
Hitachi Ltd	525	44
Hogy Medical	8,300	200
Hokkaido Coca-Cola Bottling	3,500	58
Hokkan Holdings Ltd	5,800	72
Hokuto Corp	24,700	297
Honda Motor Co Ltd	699,300	8,326
Horiba Ltd	31,900	3,113
House Foods Group Inc	64,200	1,348
Inaba Seisakusho	7,000	71
Inpex Corp	37,600	505
ITOCHU Corp	95,700	4,166
Itochu Enex Co Ltd	18,000	184
Itochu-Shokuhin Co Ltd	953	48
Itoham Yonekyu Holdings Inc	6,120	168
Japan Tobacco Inc	705,000	18,333
Jastec	3,900	36
JFE Holdings Inc	6,000	98
JM Holdings Co Ltd	4,300	75
J-Oil Mills Inc	17,600	230
JSP Corp	21,600	323
Kagome Co Ltd	3,000	69
Kaken Pharmaceutical Co Ltd	39,400	935
Kakiyasu Honten Co Ltd	7,000	125
Kameda Seika Co Ltd	1,800	53
Kansai Electric Power Co Inc/The	413,700	5,308
Kato Sangyo Co Ltd	12,700	411
Kenko Mayonnaise	3,400	48
Kewpie Corp	50,300	938
Key Coffee Inc	6,400	88
KFC Holdings Japan Ltd	3,400	96
Kitano Construction Corp	1,300	28
Kobe Electric Railway Co Ltd *	1,500	28
Kohnan Shoji Co Ltd	95,058	2,671

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Komeri Co Ltd	25,900	$604
K's Holdings Corp	404,800	3,509
Kuriyama Holdings	3,800	29
Kyokuyo Co Ltd	4,800	114
Kyorin Pharmaceutical Co Ltd	24,100	287
LAC Co Ltd	6,600	35
Lawson Inc	30,700	2,103
Lion Corp	130,900	1,155
Maezawa Kasei Industries Co Ltd	2,400	27
Maruzen Co Ltd/Taito ward	1,000	18
Marvelous Inc	6,600	32
McDonald's Holdings Co Japan Ltd	33,000	1,537
Medipal Holdings Corp	5,200	79
Megmilk Snow Brand Co Ltd	63,600	956
MEIJI Holdings Co Ltd	91,500	2,064
Ministop Co Ltd	4,200	44
Miroku Jyoho Service Co Ltd	9,400	121
Mitsubishi Chemical Group Corp	95,000	545
Mitsubishi Shokuhin Co Ltd	7,400	266
Mitsui & Co Ltd	95,200	4,168
Mitsui DM Sugar Holdings Co Ltd	10,600	229
Miyoshi Oil & Fat Co Ltd	11,518	104
Mizuho Financial Group Inc	586,800	10,982
Mochida Pharmaceutical Co Ltd	7,200	157
Morinaga & Co Ltd/Japan	40,800	733
Morozoff Ltd	2,522	73
Nagase Brothers	2,000	28
Nagatanien Holdings	3,200	47
NH Foods Ltd	36,600	1,283
Nichirin Co Ltd	1,300	33
Nihon Chouzai Co Ltd	17,300	167
Nihon Denkei Co Ltd	2,500	38
Nihon Kohden Corp	2,700	75
Nikko Co Ltd/Hyogo	7,600	40
Nippn Corp	63,800	1,014
Nippon Air Conditioning Services Co Ltd	5,300	32
Nippon Beet Sugar Manufacturing Co Ltd	1,900	27
Nippon Carbon Co Ltd	5,000	174
Nippon Ceramic Co Ltd	1,800	33
Nippon Seisen Co Ltd	400	17
Nippon Telegraph & Telephone Corp	3,243,800	3,951
Nisshin Oillio Group Ltd/The	11,749	410
Nissin Foods Holdings Co Ltd	28,900	845
Nitto Fuji Flour Milling	700	25
Nittoc Construction Co Ltd	10,800	83
Noevir Holdings	4,800	167
Nomura Real Estate Holdings Inc	20,700	515
Oiles Corp	6,500	89
Okinawa Cellular Telephone Co	14,622	352
Okuwa Co Ltd	13,700	78
Osaki Electric Co Ltd	7,300	32
Otsuka Holdings Co Ltd	24,700	1,004

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OUG Holdings Inc	2,682	$47
Ozu Corp	2,400	27
Prima Meat Packers Ltd	27,800	421
Raito Kogyo Co Ltd	29,900	381
San-A Co Ltd, Cl A	35,000	1,077
Sanki Engineering Co Ltd	9,500	127
Sanyo Chemical Industries Ltd	13,200	375
Seiko Epson Corp	313,800	5,076
Senko Group Holdings Co Ltd	463,600	3,305
Showa Sangyo Co Ltd	31,700	735
SKY Perfect JSAT Holdings Inc	530,300	3,150
SoftBank Corp	617,500	8,138
Sojitz Corp	293,900	7,460
SRA Holdings	8,100	214
ST Corp	5,400	56
Step	4,400	60
Studio Alice Co Ltd	5,000	68
Sugi Holdings Co Ltd	10,500	165
Sundrug Co Ltd	74,800	2,335
Tachibana Eletech Co Ltd	2,300	49
Takamatsu Construction Group Co Ltd	11,900	226
Takasago International Corp	1,300	29
Tekken Corp	4,000	65
TOKAI Holdings Corp	91,400	622
Tokyo Individualized Educational Institute Inc	11,500	34
Tokyu Construction Co Ltd	29,500	164
Trend Micro Inc/Japan	119,900	5,949
Unicafe Inc	9,700	59
United Super Markets Holdings Inc	118,300	790
Uoriki Co Ltd	1,400	23
Valor Holdings Co Ltd	17,200	278
Vital KSK Holdings Inc	14,300	127
Wowow Inc	10,676	78
Yamaguchi Financial Group Inc	365,000	3,704
Yamaya Corp	2,100	47
Yaoko Co Ltd	21,900	1,260
Yasuda Logistics	2,900	23
Yellow Hat	8,900	116
Yondoshi Holdings Inc	13,500	171
Zaoh Co Ltd	2,000	34
Zenkoku Hosho Co Ltd	6,100	224
Zenrin Co Ltd	20,000	114
ZERIA Pharmaceutical Co Ltd	7,100	101
		185,532

Netherlands — 2.9%
Acomo NV	2,913	56
ASR Nederland NV	88,000	4,060
EXOR NV	12,700	1,372
Koninklijke Ahold Delhaize NV	921,910	27,455
Koninklijke KPN NV	2,045,247	7,487
NN Group NV	100,600	4,492

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shell PLC	293,256	$9,126
Wolters Kluwer NV	47,195	7,449
		61,497

New Zealand — 0.2%
Spark New Zealand Ltd	1,368,521	4,227

Norway — 0.9%
AMSC ASA	83,585	211
DNB Bank ASA	140,013	2,805
Orkla ASA	986,532	7,079
Sparebank 1 Oestlandet	16,398	193
SpareBank 1 SMN	54,734	746
SpareBank 1 Sorost-Norge	1,460	9
SpareBank 1 SR-Bank ASA	17,535	213
Sparebanken More	280	2
Sparebanken Vest	29,474	327
Storebrand, Cl A	65,120	582
Telenor ASA	609,329	6,680
Veidekke ASA	6,922	72
		18,919

Portugal — 0.2%
Jeronimo Martins SGPS SA	185,017	4,429
NOS SGPS SA	13,159	46
		4,475

Singapore — 1.4%
DBS Group Holdings Ltd	129,200	3,202
Great Eastern Holdings Ltd	4,800	64
Jardine Cycle & Carriage Ltd	248,000	4,694
Oversea-Chinese Banking Corp Ltd	1,018,900	9,836
Sheng Siong Group Ltd	1,456,233	1,679
Singapore Exchange Ltd	309,600	2,176
United Overseas Bank Ltd	355,100	7,381
		29,032

Spain — 1.0%
ACS Actividades de Construccion y Servicios SA	13,883	570
Aena SME SA	20,797	3,942
Cia de Distribucion Integral Logista Holdings SA	272,601	7,328
Ebro Foods SA	27,849	439
Iberdrola SA	504,320	5,796
Miquel y Costas & Miquel SA	2,889	36
Redeia Corp SA	150,080	2,387
		20,498

Sweden — 1.1%
Essity AB, Cl B	160,875	3,758
Industrivarden AB, Cl C	50,234	1,710
Svenska Handelsbanken AB, Cl A	492,100	5,888
Swedbank AB, Cl A	334,500	7,351
Volvo AB, Cl A	44,639	1,246

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Volvo AB, Cl B	138,481	$3,815
		23,768

Switzerland — 2.3%
Basellandschaftliche Kantonalbank	120	116
Berner Kantonalbank AG	2,152	587
BKW AG	7,411	1,044
Cie Financiere Tradition SA	209	28
Emmi AG	586	599
Graubuendner Kantonalbank	61	123
Investis Holding SA	813	87
Kuehne + Nagel International AG	9,306	3,145
Logitech International SA	11,837	1,048
Novartis AG	299,345	30,422
PSP Swiss Property AG	8,997	1,149
Sandoz Group AG *	34,420	1,073
St Galler Kantonalbank AG	1,332	756
Swatch Group AG/The	17,014	782
Swisscom AG	12,039	6,910
Vaudoise Assurances Holding SA	76	39
Walliser Kantonalbank	687	87
Zug Estates Holding AG, Cl B	34	70
		48,065

United Kingdom — 4.9%
3i Group PLC	123,400	3,852
Aferian PLC, Cl A *	28,544	4
BAE Systems PLC	412,790	6,485
Balfour Beatty	1,071,100	4,598
British American Tobacco PLC	134,300	3,984
BT Group PLC, Cl A	1,226,045	1,620
Centrica PLC	2,151,683	3,425
CK Hutchison Holdings Ltd	2,017,000	10,241
Coca-Cola Europacific Partners PLC	120,107	8,243
Cranswick PLC	2,736	133
HSBC Holdings PLC	1,001,694	7,786
Imperial Brands PLC	380,300	8,200
J Sainsbury PLC	672,976	2,125
Kingfisher PLC	1,216,400	3,608
Odfjell Technology Ltd	214	1
RELX PLC	219,436	9,607
Sage Group PLC/The	635,459	10,004
Spirent Communications PLC	799,932	1,057
Tesco PLC	1,894,733	6,682
Unilever PLC	71,817	3,513
Vodafone Group PLC	8,742,925	7,644
		102,812

United States — 59.2%
AbbVie Inc	46,696	8,221
Aflac Inc	97,200	7,848
Allison Transmission Holdings Inc	162,700	12,256
Alphabet Inc, Cl A *	69,268	9,591
Alphabet Inc, Cl C *	32,444	4,535

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Altria Group Inc	364,627	$14,917
Amazon.com Inc *	17,141	3,030
Amdocs Ltd	232,357	21,191
AMETEK Inc	36,481	6,573
Amgen Inc	61,483	16,836
Amphenol Corp, Cl A	23,253	2,540
Aon PLC, Cl A	2,455	776
Apple Inc	48,443	8,756
AptarGroup Inc	52,845	7,423
Archer-Daniels-Midland Co	100,900	5,359
Arrow Electronics Inc *	49,300	5,793
AT&T Inc	1,549,322	26,230
Automatic Data Processing Inc	14,029	3,523
AutoZone Inc *	1,808	5,435
Avnet Inc	64,600	3,010
Bank of New York Mellon Corp/The	344,527	19,325
Becton Dickinson & Co	3,268	770
Berkshire Hathaway Inc, Cl B *	32,905	13,471
Berry Global Group Inc	65,400	3,807
Blue Owl Capital Corp	384,100	5,792
Box Inc, Cl A *	63,474	1,637
Brady Corp, Cl A	1,028	60
Bristol-Myers Squibb Co	519,743	26,377
Bunge Global	63,499	5,992
CACI International Inc, Cl A *	3,678	1,379
Cadence Design Systems Inc *	21,253	6,469
Campbell Soup Co	94,051	4,010
Cardinal Health Inc	64,764	7,252
Casey's General Stores Inc	24,764	7,540
Cboe Global Markets Inc	59,878	11,497
Cencora Inc	31,090	7,325
Centene Corp *	77,553	6,082
Chemed Corp	11,161	6,988
Chevron Corp	58,800	8,938
Church & Dwight Co Inc	89,413	8,952
Cigna Group/The	27,978	9,405
Cintas Corp	11,968	7,523
Cirrus Logic Inc *	9,247	849
Cisco Systems Inc	650,273	31,454
Clorox Co/The	51,843	7,948
CME Group Inc, Cl A	11,863	2,614
Coca-Cola Co/The	113,830	6,832
Cognizant Technology Solutions Corp, Cl A	50,200	3,967
Colgate-Palmolive Co	147,552	12,766
Comcast Corp, Cl A	619,152	26,531
CommVault Systems Inc *	86,781	8,306
Conagra Brands Inc	269,440	7,566
Consolidated Edison Inc	26,382	2,301
Costco Wholesale Corp	16,684	12,411
CSG Systems International Inc	46,100	2,515
Cummins Inc	10,100	2,713
CVS Health Corp	308,615	22,952

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deckers Outdoor Corp *	519	$465
Dell Technologies Inc, Cl C	171,702	16,253
Dolby Laboratories Inc, Cl A	41,593	3,369
Domino's Pizza Inc	4,541	2,036
Dropbox Inc, Cl A *	55,165	1,321
DT Midstream Inc	28,882	1,664
eBay Inc	77,817	3,679
Ecolab Inc	33,900	7,622
Electronic Arts Inc	91,364	12,743
Eli Lilly & Co	1,094	825
Entergy Corp	45,400	4,611
Everest Group Ltd	21,908	8,081
Evergy Inc	85,100	4,216
Exelixis Inc *	34,497	755
Exxon Mobil Corp	111,800	11,685
F5 Inc *	38,357	7,181
Fair Isaac Corp *	1,585	2,013
FedEx Corp	25,423	6,330
Ferguson PLC	4,739	1,002
Ford Motor Co	233,500	2,905
Fox Corp	207,159	5,970
Gen Digital Inc	221,100	4,751
General Dynamics Corp	12,392	3,386
General Mills Inc	240,370	15,427
General Motors Co	67,700	2,774
Gilead Sciences Inc	303,019	21,848
Golub Capital BDC Inc	92,718	1,444
Graco Inc	58,119	5,304
Graham Holdings Co, Cl B	902	634
Grand Canyon Education Inc *	9,070	1,223
Graphic Packaging Holding Co	242,300	6,288
GSK PLC	683,526	14,392
Haleon PLC	827,165	3,468
Hartford Financial Services Group Inc/The	126,900	12,162
HealthStream Inc	2,335	64
Hershey Co/The	36,336	6,828
Hewlett Packard Enterprise Co	348,800	5,312
Holcim AG	14,178	1,161
Hologic Inc *	33,032	2,438
HP Inc	141,480	4,008
Humana Inc	1,611	564
Incyte Corp *	190,712	11,130
Ingredion Inc	47,894	5,634
International Business Machines Corp	207,662	38,424
Johnson & Johnson	96,387	15,555
Juniper Networks Inc	89,500	3,314
Kellanova	128,736	7,100
Kimberly-Clark Corp	152,825	18,518
Kraft Heinz Co/The	362,783	12,799
Kroger Co/The	309,900	15,374
Lockheed Martin Corp	48,353	20,707
Loews Corp	90,400	6,792

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marsh & McLennan Cos Inc	42,564	$8,609
Mastercard Inc, Cl A	1,573	747
McDonald's Corp	2,090	611
McKesson Corp	31,185	16,260
Medtronic PLC	27,201	2,267
Merck & Co Inc	134,600	17,114
Microsoft Corp	23,514	9,726
Molina Healthcare Inc *	6,265	2,468
Molson Coors Beverage Co, Cl B	224,620	14,021
Mondelez International Inc, Cl A	39,830	2,910
Moody's Corp	3,242	1,230
Motorola Solutions Inc	23,552	7,781
Murphy USA Inc	10,800	4,504
National Fuel Gas Co	98,400	4,796
Nestle SA	59,473	6,198
NetApp Inc	77,167	6,877
NetScout Systems Inc *	3,561	77
Neurocrine Biosciences Inc *	7,383	963
New Mountain Finance Corp	392	5
NewMarket Corp	21,498	13,795
Northrop Grumman Corp	22,019	10,151
NVIDIA Corp	2,748	2,174
NVR Inc *	10	76
Old Republic International Corp	157,400	4,558
Oracle Corp	32,300	3,607
O'Reilly Automotive Inc *	7,457	8,109
Organon & Co	30,990	540
PACCAR Inc	85,451	9,476
PepsiCo Inc	41,414	6,847
Pfizer Inc	230,600	6,125
Philip Morris International Inc	56,016	5,039
PNM Resources Inc	54,655	1,995
Procter & Gamble Co/The	109,187	17,354
Provident Financial Holdings Inc (A)	2,655	37
PTC Inc *	4,670	855
Regeneron Pharmaceuticals Inc *	1,946	1,880
Reliance	20,531	6,595
Republic Services Inc, Cl A	58,546	10,749
Roche Holding AG	42,732	11,372
Rollins Inc	19,611	864
Roper Technologies Inc	12,140	6,613
Royal Gold Inc (A)	30,794	3,160
RPM International Inc	36,999	4,268
Sanmina Corp *	72,800	4,601
Sanofi SA	117,098	11,137
Sherwin-Williams Co/The	6,506	2,160
Signify NV	60,700	1,628
Sonoco Products Co	51,900	2,942
Synopsys Inc *	9,506	5,454
Sysco Corp	12,013	973
TE Connectivity Ltd	1,051	151

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TEGNA Inc	302,600	$4,239
TJX Cos Inc/The	74,968	7,432
T-Mobile US Inc	49,975	8,161
United Therapeutics Corp *	5,964	1,346
VeriSign Inc *	44,441	8,679
Verizon Communications Inc	800,571	32,039
Vertex Pharmaceuticals Inc *	4,816	2,026
Viatris Inc	180,963	2,239
VICI Properties Inc, Cl A ‡	96,157	2,878
Walmart Inc	319,119	18,704
Waste Management Inc	30,192	6,209
Western Union Co/The	420,100	5,634
Whirlpool Corp	22,200	2,384
Willis Towers Watson PLC	8,082	2,203
WK Kellogg	27,325	400
Yelp Inc, Cl A *	559	21
		1,246,751

Total Common Stock
(Cost $1,871,901) ($ Thousands)		2,009,490

PREFERRED STOCK — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG, 6.320%	11,304	1,239
Henkel AG & Co KGaA (B)	137,476	10,349
		11,588

Total Preferred Stock
(Cost $11,533) ($ Thousands)		11,588

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, LP
5.370% **†(C)	7,852,312	7,875

Total Affiliated Partnership
(Cost $7,854) ($ Thousands)		7,875

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	26,853,964	26,854

Total Cash Equivalent
(Cost $26,854) ($ Thousands)		26,854

Total Investments in Securities — 97.7%
(Cost $1,918,142) ($ Thousands)		$2,055,807

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	52	Mar-2024	$2,757	$2,753	$–
FTSE 100 Index	10	Mar-2024	962	965	3
Hang Seng Index	10	Mar-2024	1,055	1,051	(4)
S&P 500 Index E-MINI	55	Mar-2024	13,978	14,035	57
SPI 200 Index	16	Mar-2024	1,983	1,996	9
TOPIX Index	11	Mar-2024	1,953	1,971	5
			$22,688	$22,771	$70

A list of the open forward foreign currency contracts held by the Fund at February 29, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/04/24	EUR	106,519	USD	115,575	$289
Barclays PLC	03/04/24	HKD	144,012	USD	18,435	37
Barclays PLC	03/04/24	SEK	152,362	USD	14,678	(50)
Barclays PLC	03/04/24	JPY	14,547,674	USD	98,918	1,654
Barclays PLC	04/02/24	GBP	42,462	USD	53,682	(30)
Barclays PLC	04/02/24	CAD	44,691	USD	32,926	(44)
Barclays PLC	04/02/24	HKD	134,238	USD	17,167	1
Barclays PLC	04/02/24	SEK	147,500	USD	14,282	3
Barclays PLC	04/02/24	JPY	15,068,920	USD	100,559	(679)
BNP Paribas	03/04/24	CAD	43,661	USD	32,520	328
BNP Paribas	03/04/24	DKK	79,828	USD	11,621	30
BNP Paribas	03/04/24	NOK	109,412	USD	10,474	150
BNP Paribas	04/02/24	DKK	82,294	USD	11,962	(9)
BNP Paribas	04/02/24	NOK	106,120	USD	10,033	9
Brown Brothers Harriman	03/04/24	USD	46	NZD	76	—
Brown Brothers Harriman	03/04/24	USD	105	NZD	171	(1)
Brown Brothers Harriman	03/04/24	NZD	68	USD	42	1
Brown Brothers Harriman	03/04/24	NZD	119	USD	72	—
Brown Brothers Harriman	03/04/24	USD	339	DKK	2,348	2
Brown Brothers Harriman	03/04/24	USD	80	DKK	549	—
Brown Brothers Harriman	03/04/24	SGD	576	USD	429	1
Brown Brothers Harriman	03/04/24	SGD	259	USD	192	—
Brown Brothers Harriman	03/04/24	AUD	531	USD	347	2
Brown Brothers Harriman	03/04/24	AUD	320	USD	207	(1)
Brown Brothers Harriman	03/04/24	USD	110	AUD	170	—
Brown Brothers Harriman	03/04/24	USD	763	AUD	1,164	(5)
Brown Brothers Harriman	03/04/24	USD	96	NOK	1,025	1
Brown Brothers Harriman	03/04/24	USD	849	NOK	8,917	(8)
Brown Brothers Harriman	03/04/24	USD	621	SEK	6,511	8
Brown Brothers Harriman	03/04/24	USD	512	SEK	5,290	—
Brown Brothers Harriman	03/04/24	USD	1,332	CAD	1,795	(8)
Brown Brothers Harriman	03/04/24	USD	340	SGD	458	1
Brown Brothers Harriman	03/04/24	USD	1,243	SGD	1,668	(3)
Brown Brothers Harriman	03/04/24	USD	1,800	HKD	14,067	(3)
Brown Brothers Harriman	03/04/24	USD	1,521	GBP	1,208	7
Brown Brothers Harriman	03/04/24	USD	421	GBP	331	(3)
Brown Brothers Harriman	03/04/24	CHF	1,113	USD	1,280	16

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/04/24	CHF	977	USD	1,107	$(3)
Brown Brothers Harriman	03/04/24	GBP	1,829	USD	2,317	3
Brown Brothers Harriman	03/04/24	GBP	944	USD	1,189	(6)
Brown Brothers Harriman	03/04/24	CAD	2,876	USD	2,130	9
Brown Brothers Harriman	03/04/24	USD	319	CHF	282	2
Brown Brothers Harriman	03/04/24	USD	3,756	CHF	3,287	(22)
Brown Brothers Harriman	03/04/24	EUR	931	USD	1,008	—
Brown Brothers Harriman	03/04/24	EUR	3,190	USD	3,439	(13)
Brown Brothers Harriman	03/04/24	USD	1,282	JPY	192,335	4
Brown Brothers Harriman	03/04/24	USD	3,033	JPY	444,210	(64)
Brown Brothers Harriman	03/04/24	HKD	4,656	USD	595	1
Brown Brothers Harriman	03/04/24	DKK	2,546	USD	370	—
Brown Brothers Harriman	03/04/24	DKK	3,181	USD	461	(1)
Brown Brothers Harriman	03/04/24	NOK	2,294	USD	218	2
Brown Brothers Harriman	03/04/24	NOK	4,599	USD	433	(1)
Brown Brothers Harriman	03/04/24	SEK	1,245	USD	121	1
Brown Brothers Harriman	03/04/24	SEK	6,148	USD	584	(10)
Brown Brothers Harriman	03/04/24	USD	3,399	EUR	3,159	20
Brown Brothers Harriman	03/04/24	USD	6,391	EUR	5,900	(6)
Brown Brothers Harriman	03/04/24	JPY	749,029	USD	5,038	30
Brown Brothers Harriman	03/04/24	JPY	448,644	USD	2,986	(14)
Brown Brothers Harriman	04/02/24	USD	11	NZD	17	—
Brown Brothers Harriman	04/02/24	AUD	19	USD	13	—
Brown Brothers Harriman	04/02/24	NZD	27	USD	16	—
Brown Brothers Harriman	04/02/24	USD	28	NOK	300	—
Brown Brothers Harriman	04/02/24	USD	27	NOK	284	—
Brown Brothers Harriman	04/02/24	USD	75	AUD	116	—
Brown Brothers Harriman	04/02/24	USD	35	DKK	241	—
Brown Brothers Harriman	04/02/24	USD	65	DKK	450	—
Brown Brothers Harriman	04/02/24	USD	112	SEK	1,162	—
Brown Brothers Harriman	04/02/24	USD	40	HKD	313	—
Brown Brothers Harriman	04/02/24	USD	79	HKD	616	—
Brown Brothers Harriman	04/02/24	USD	135	SGD	182	—
Brown Brothers Harriman	04/02/24	USD	174	CAD	236	—
Brown Brothers Harriman	04/02/24	USD	229	GBP	181	—
Brown Brothers Harriman	04/02/24	USD	154	GBP	122	—
Brown Brothers Harriman	04/02/24	USD	132	CHF	116	—
Brown Brothers Harriman	04/02/24	USD	313	CHF	275	—
Brown Brothers Harriman	04/02/24	USD	314	EUR	290	—
Brown Brothers Harriman	04/02/24	USD	560	EUR	516	(1)
Brown Brothers Harriman	04/02/24	USD	1,860	JPY	277,814	7
Standard Chartered	03/04/24	GBP	41,321	USD	52,426	158
Standard Chartered	04/02/24	NZD	3,782	USD	2,306	3
Westpac Banking	03/04/24	NZD	3,834	USD	2,347	11
Westpac Banking	03/04/24	AUD	16,506	USD	10,875	126
Westpac Banking	03/04/24	SGD	22,270	USD	16,648	82
Westpac Banking	03/04/24	CHF	37,687	USD	43,794	974
Westpac Banking	04/02/24	AUD	16,042	USD	10,442	(12)
Westpac Banking	04/02/24	SGD	20,929	USD	15,569	(24)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Westpac Banking	04/02/24	CHF	36,074	USD	41,155	$28
Westpac Banking	04/02/24	EUR	101,115	USD	109,481	(78)
						$2,902

Percentages are based on Net Assets of $2,104,611 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2024.
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2024 was $7,875 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$35,068	$219,574	$(246,787)	$—	$20	$7,875	$274	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,195	864,276	(852,617)	—	—	26,854	1,184	—
Totals	$50,263	$1,083,850	$(1,099,404)	$–	$20	$34,729	$1,458	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 90.6%
Australia — 2.3%
Ampol Ltd	86,884	$2,229
ANZ Group Holdings Ltd	221,241	4,099
Aristocrat Leisure Ltd	651,780	19,790
Audinate Group Ltd *	3,973	60
Aurelia Metals Ltd *	381,151	33
BHP Group Ltd	122,897	3,515
BlueScope Steel Ltd	1,720,433	25,587
Boral Ltd *	72,593	283
Brambles Ltd	1,815,834	17,819
CAR Group Ltd	44,033	1,054
Champion Iron Ltd	37,341	188
Cochlear Ltd	55,053	12,553
Collins Foods Ltd	4,861	35
Computershare Ltd	1,206,613	20,365
Deterra Royalties Ltd	265,239	857
Fortescue Ltd	66,008	1,114
Goodman Group ‡	232,093	4,519
National Australia Bank Ltd	172,327	3,797
New Hope Corp Ltd	676,033	2,069
Northern Star Resources Ltd	336,044	2,823
Nufarm Ltd	36,310	136
Orica Ltd	123,060	1,371
Orora Ltd	1,022,459	1,784
Perseus Mining Ltd	699,078	799
Pro Medicus Ltd	33,774	2,283
Qantas Airways Ltd *	1,923,998	6,427
REA Group Ltd	1,829	231
Ridley Corp Ltd	27,537	43
Rio Tinto Ltd	445,000	35,867
Seven Group Holdings Ltd	111,147	2,787
South32 Ltd	1,120,823	2,153
Super Retail Group Ltd	199,887	2,123
Ventia Services Group Pty Ltd	469,045	1,158
Whitehaven Coal Ltd	1,133,263	5,106
		185,057

Austria — 0.2%
ANDRITZ AG	36,249	2,279
CA Immobilien Anlagen AG	55,391	1,780
Erste Group Bank AG	119,077	4,755
Palfinger AG	1,123	29
Raiffeisen Bank International AG	163,914	3,413
		12,256

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	208,905	12,597
Colruyt Group N.V	33,026	1,586
KBC Group NV	11,805	829
Lotus Bakeries NV	126	1,186
		16,198

Brazil — 1.7%
Allos SA	213,400	1,054

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ambev SA	10,789,400	$27,426
Banco BTG Pactual SA	294,200	2,162
Banco do Brasil SA	4,582,000	53,459
BB Seguridade Participacoes SA	241,300	1,627
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	58,900	937
Cia de Saneamento de Minas Gerais Copasa MG	34,800	145
Cia De Sanena Do Parana	242,800	1,262
CSN Mineracao SA	685,400	835
Gerdau SA ADR	1,205,252	5,195
NU Holdings Ltd/Cayman Islands, Cl A *	102,029	1,130
Telefonica Brasil SA	3,658,800	40,191
Vibra Energia SA	351,000	1,812
VTEX, Cl A *	11,399	95
Wheaton Precious Metals Corp	28,642	1,181
		138,511

Canada — 3.9%
Agnico Eagle Mines Ltd	108,378	5,201
Alamos Gold Inc, Cl A	159,092	1,878
Alimentation Couche-Tard Inc	32,675	2,028
Barrick Gold Corp	2,280,000	33,267
Boardwalk Real Estate Investment Trust ‡	15,246	855
Boyd Group Services Inc	6,125	1,438
Brookfield Corp, Cl A	120,477	4,974
BRP Inc	277,080	18,300
Calfrac Well Services Ltd *	14,470	53
Cameco Corp	29,767	1,207
Canadian Imperial Bank of Commerce	18,606	881
Canfor Corp *	87,635	1,068
Cascades Inc	30,453	236
Celestica Inc *	210,372	8,946
CES Energy Solutions Corp	67,926	214
Cogeco Inc	1,976	84
Constellation Software (A)	2,560	–
Constellation Software Inc/Canada	2,063	5,747
Coveo Solutions Inc *	19,580	164
Crew Energy Inc *	20,600	68
Dollarama Inc	627,976	48,605
Dundee Precious Metals Inc	239,500	1,621
E-L Financial Corp Ltd, Cl L	100	76
Element Fleet Management Corp	133,941	2,237
Empire Co Ltd, Cl Common Subs. Receipt	78,700	1,995
Enghouse Systems Ltd	53,558	1,401
Fairfax Financial Holdings Ltd	4,750	5,073
Finning International Inc	76,400	2,004
FirstService Corp	13,488	2,221
George Weston Ltd	8,300	1,088
Gibson Energy Inc, Cl Common Subs. Receipt	101,577	1,681
Great-West Lifeco Inc, Cl Common Subs. Receipt (B)	124,288	3,830

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
iA Financial Corp Inc	80,723	$5,009
Imperial Oil Ltd (B)	14,318	896
Intact Financial Corp, Cl Common Subs. Receipt	6,385	1,062
Keyera Corp	45,010	1,108
Kinaxis Inc *	12,700	1,317
Kinross Gold Corp	331,598	1,623
Leon's Furniture Ltd	3,400	56
Linamar Corp	3,600	176
Magna International Inc, Cl A (B)	472,319	26,041
Manulife Financial Corp, Cl Common Subs. Receipt	118,508	2,814
Martinrea International Inc	32,475	333
MEG Energy Corp, Cl Common Subs. Receipt *	324,121	6,942
Mullen Group Ltd	70,695	782
National Bank of Canada	364,066	28,433
North West Co Inc/The	10,429	310
NuVista Energy Ltd, Cl Common Subs. Receipt *	115,244	989
Onex Corp	46,421	3,459
Parkland Corp	56,553	1,810
Pason Systems Inc	91,465	933
Pembina Pipeline Corp	62,697	2,183
Polaris Renewable Energy Inc	2,300	20
Shopify Inc, Cl A *	58,132	4,444
Stella-Jones Inc	30,694	1,727
Sun Life Financial Inc	111,638	5,933
TC Energy Corp	74,975	2,967
Telesat Corp *	7,326	62
TFI International Inc	67,000	9,905
TMX Group Ltd	392,410	10,300
Toromont Industries Ltd	301,391	27,698
Trican Well Service Ltd	347,203	1,065
Whitecap Resources Inc, Cl Common Subs. Receipt (B)	122,539	851
Winpak Ltd	2,000	59
		309,748

China — 4.6%
AAC Technologies Holdings Inc	431,500	1,073
Agricultural Bank of China Ltd, Cl H	38,111,000	15,675
Alibaba Group Holding Ltd	3,918,200	36,485
Anker Innovations Technology Co Ltd, Cl A	88,200	1,002
Autohome Inc ADR	54,002	1,404
Baidu Inc, Cl A *	899,300	11,435
Bank of Communications Co Ltd, Cl H	229,000	150
Bosideng International Holdings Ltd	2,046,000	1,032
Brilliance China Automotive Holdings Ltd	13,564,000	7,883
BYD Co Ltd, Cl H	35,000	864
BYD Electronic International Co Ltd	250,500	947
C&D Property Management Group Co Ltd	77,998	33
China Coal Energy Co Ltd, Cl H	957,645	1,034

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China Construction Bank Corp, Cl H	65,359,000	$40,741
China Leon Inspection Holding Ltd	124,000	23
China Merchants Bank Co Ltd, Cl H	2,786,000	10,872
China Merchants Port Holdings Co Ltd	838,000	1,039
China Minsheng Banking Corp Ltd, Cl H	3,148,500	1,110
China Overseas Land & Investment Ltd	12,893,500	19,170
China Pacific Insurance Group Co Ltd, Cl H	197,686	377
China Sanjiang Fine Chemicals Co Ltd *	503,504	64
China Taiping Insurance Holdings Co Ltd	734,800	641
Chongqing Changan Automobile Co Ltd, Cl A	417,100	864
Chongqing Rural Commercial Bank Co Ltd, Cl H	1,629,968	658
CSPC Innovation Pharmaceutical Co Ltd, Cl A	226,100	1,076
Dong-E-E-Jiao Co Ltd, Cl E	173,266	1,399
Edvantage Group Holdings Ltd	263,211	92
FIH Mobile Ltd *	597,000	37
GF Securities Co Ltd, Cl H	6,700,600	7,224
Haier Smart Home Co Ltd, Cl H	7,977,000	24,352
Hangzhou Cogeneration Group Co Ltd, Cl A	740,900	2,317
Hello Group Inc ADR	45,030	297
Hisense Home Appliances Group Co Ltd, Cl H	145,810	462
HUTCHMED China Ltd *	271,000	838
HUTCHMED China Ltd ADR *(B)	1,061	16
Industrial & Commercial Bank of China Ltd, Cl H	13,453,000	6,942
Inner Mongolia Furui Medical Science Co Ltd, Cl A	146,300	895
Inner Mongolia Xingye Silver&Tin Mining Co Ltd, Cl A	710,600	895
Innovent Biologics Inc *	165,500	895
Jinan Acetate Chemical Co Ltd	31,090	952
Jinduicheng Molybdenum Co Ltd, Cl A	610,000	857
JOYY Inc ADR	113,942	3,589
Kuaishou Technology, Cl B *	118,400	673
Kunlun Energy Co Ltd	504,000	431
Kweichow Moutai Co Ltd, Cl A	12,100	2,851
Lee & Man Chemical Co Ltd	26,966	11
Lenovo Group Ltd	12,036,000	13,329
Li Auto Inc ADR *	25,320	1,162
Lonking Holdings Ltd	114,756	19
Luzhou Laojiao Co Ltd, Cl A	72,800	1,779
Midea Group Co Ltd, Cl A	111,500	971
MINISO Group Holding Ltd ADR	70,463	1,292
NetDragon Websoft Holdings Ltd	179,260	258
NetEase Inc	323,600	7,283
New Oriental Education & Technology Group Inc *	58,500	555
New Oriental Education & Technology Group Inc ADR *	11,464	1,072
Nongfu Spring Co Ltd, Cl H	716,600	4,064

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OFILM Group Co Ltd, Cl A *	1,102,300	$1,250
Pacific Securities Co Ltd/The/China, Cl A *	2,590,477	1,235
PDD Holdings Inc ADR *	56,026	6,978
PetroChina Co Ltd, Cl H	37,636,045	29,662
Sealand Securities Co Ltd, Cl A	2,396,000	1,186
Shanghai Allist Pharmaceuticals Co Ltd, Cl A *	133,336	793
Shanghai International Port Group Co Ltd, Cl A	1,721,000	1,299
Shenzhen SC New Energy Technology Corp, Cl A	94,900	854
Shijiazhuang Changshan BeiMing Technology Co Ltd, Cl A *	754,100	867
Sinopec Kantons Holdings Ltd	37,686	17
Sinotruk Hong Kong Ltd	147,500	390
SITC International Holdings Co Ltd	717,670	1,181
TAL Education Group ADR *	211,948	3,122
TCL Electronics Holdings Ltd	402,000	147
Tencent Holdings Ltd	822,400	29,119
Tianli International Holdings Ltd	292,000	175
Tonghua Golden-Horse Pharmaceutical Industry Co Ltd, Cl A *	391,400	837
Trip.com Group Ltd *	25,350	1,155
Vipshop Holdings Ltd ADR *	684,540	13,177
Weibo Corp ADR (B)	116,249	1,060
Weichai Power Co Ltd, Cl H	8,033,000	15,802
Xiaomi Corp, Cl B *	5,122,400	8,650
Xinfengming Group Co Ltd, Cl A *	475,355	907
Yangzijiang Shipbuilding Holdings Ltd	1,098,000	1,429
Zhejiang Akcome New Energy Technology Co Ltd *	3,175,100	936
Zhejiang Jingsheng Mechanical & Electrical Co Ltd, Cl A	127,100	654
		366,343

Czech Republic — 0.0%
Komercni Banka AS	19,737	689

Denmark — 2.8%
AP Moller - Maersk A/S, Cl B (B)	35,588	50,352
Coloplast A/S, Cl B	200,128	26,601
Danske Bank A/S	527,195	15,498
Demant A/S *	133,609	6,694
Genmab A/S *	17,615	4,936
Novo Nordisk A/S ADR	16	2
Novo Nordisk A/S, Cl B	767,914	91,381
Novozymes A/S, Cl B	16,662	940
Pandora A/S	137,649	22,241
ROCKWOOL A/S, Cl B	14,667	4,695
Sparekassen Sjaelland-Fyn A/S	1,153	37
		223,377

Finland — 1.2%
Cargotec Oyj, Cl B	7,061	478

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kone Oyj, Cl B	209,095	$10,232
Nokia Oyj	21,430,920	75,592
Nokia Oyj ADR	1,366,922	4,825
Nordea Bank Abp	275,737	3,354
Wartsila OYJ Abp, Cl B (B)	234,294	3,624
		98,105

France — 7.7%
Accor SA	598,967	25,985
Air Liquide SA	112,385	22,852
Amundi SA	572,319	37,686
Cie de Saint-Gobain SA	40,066	3,087
Cie Generale des Etablissements Michelin SCA	1,166,569	43,161
Criteo SA ADR *	55,976	1,811
Danone SA	1,048,004	66,934
Dassault Aviation SA	253,390	50,152
Dassault Systemes SE	3,940	184
Eurazeo SE	11,422	965
Hermes International SCA	12,524	31,348
Ipsen SA	52,966	5,835
Kering SA	24,126	11,097
La Francaise des Jeux SAEM	17,601	737
Legrand SA	251,982	25,496
LVMH Moet Hennessy Louis Vuitton SE	62,925	57,390
Orange SA	713,038	8,184
Pernod Ricard SA	156,949	26,249
Publicis Groupe SA	105,938	11,210
Rexel SA	1,312,307	33,657
Sanofi SA	796,022	75,709
Societe BIC SA	415,000	29,999
Sodexo SA	192,911	15,385
Teleperformance SE	200,260	24,824
Vinci SA	30,649	3,927
Wavestone	1,906	116
		613,980

Germany — 6.4%
adidas AG	101,079	20,468
BASF SE	834,355	42,504
Bayer AG	1,533,650	46,619
Beiersdorf AG	5,295	759
Continental AG	680,000	54,512
Covestro AG *	1,088,895	59,271
Daimler Truck Holding AG	966,789	39,526
Deutsche Bank AG	204,735	2,739
Deutsche Boerse AG	38,542	8,075
Duerr AG	13,532	299
E.ON SE	213,524	2,729
Evotec SE *	43,579	643
Fresenius Medical Care AG	632,891	24,231
FUCHS SE *	6,556	229
Heidelberg Materials AG	248,463	24,118
HOCHTIEF AG	53,857	6,388

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Infineon Technologies AG	14,309	$512
Knorr-Bremse AG	180,423	12,628
Krones AG	2,291	283
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,469	5,342
Nemetschek SE	34,095	3,253
Rational AG	5,630	4,630
SAP SE	611,178	114,340
Scout24 SE	331,484	24,106
Siemens AG	38,645	7,650
Siemens Healthineers AG	26,569	1,596
Talanx AG	18,216	1,301
Traton SE	95,155	2,521
		511,272

Greece — 0.1%
Eurobank Ergasias Services and Holdings SA *	586,769	1,214
HELLENIQ ENERGY HOLDINGS S.A.	3,679	33
JUMBO SA	59,396	1,738
Motor Oil Hellas Corinth Refineries SA	6,412	183
National Bank of Greece SA *	296,825	2,327
StealthGas Inc *	1,595	10
		5,505

Hong Kong — 0.9%
AIA Group Ltd	2,690,400	21,856
ASMPT Ltd	55,000	674
Bank of East Asia Ltd/The	20,516	26
Chaoda Modern Agriculture Holdings Ltd *	52,790	–
Comba Telecom Systems Holdings Ltd	658,000	50
GigaCloud Technology Inc, Cl A *(B)	17,909	671
Orient Overseas International Ltd	290,003	4,508
Perennial Energy Holdings Ltd	226,998	27
Pou Sheng International Holdings Ltd	348,000	25
Swire Pacific Ltd, Cl A	4,900,000	40,621
		68,458

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	86,492	688
OTP Bank Nyrt	471,316	22,588
		23,276

India — 1.7%
Adani Power Ltd *	182,285	1,209
Ahluwalia Contracts India Ltd	4,490	64
Alembic Pharmaceuticals Ltd	9,543	117
Alkem Laboratories Ltd	14,854	919
Angel One Ltd	41,303	1,386
Aurobindo Pharma Ltd	104,164	1,292
Bharat Petroleum Corp Ltd	752,692	5,482
Birlasoft Ltd	147,574	1,381
BSE Ltd	38,811	1,108
Canara Bank	92,326	629
Caplin Point Laboratories Ltd	9,128	163

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Castrol India Ltd	2,393	$6
Central Depository Services India Ltd	54,584	1,262
Chennai Petroleum Corp Ltd	85,660	913
Coal India Ltd	3,955,162	20,831
Colgate-Palmolive India Ltd	110,895	3,379
DB Corp Ltd	11,535	41
DCM Shriram Industries Ltd	22,329	52
Dr Reddy's Laboratories Ltd	60,029	4,651
GAIL India Ltd	333,226	733
Gillette India Ltd	879	69
GlaxoSmithKline Pharmaceuticals Ltd	47,644	1,249
Great Eastern Shipping Co Ltd/The	92,870	1,127
Gujarat Industries Power Co Ltd	143,345	317
Gujarat Pipavav Port Ltd	67,701	171
Gujarat State Petronet Ltd	47,871	213
HCL Technologies Ltd	54,739	1,099
HDFC Bank Ltd ADR	591,522	31,647
Hindustan Aeronautics Ltd	77,398	2,879
ICICI Bank Ltd	290,746	3,690
IIFL Securities Ltd	31,588	56
Indiabulls Housing Finance Ltd	123,727	282
Indian Bank	66,083	419
Indian Metals & Ferro Alloys Ltd	27,129	199
Indian Oil Corp Ltd	4,014,162	8,015
Indraprastha Medical Corp Ltd	21,728	47
ITD Cementation India Ltd	67,623	269
J Kumar Infraprojects Ltd	9,170	71
Jindal Saw Ltd	144,577	832
JK Tyre & Industries Ltd	160,992	1,011
Jyothy Labs Ltd	60,170	335
Karnataka Bank Ltd/The	28,881	79
Karur Vysya Bank Ltd/The	790,880	1,751
Kolte-Patil Developers Ltd	2,484	14
Kotak Mahindra Bank Ltd	100,420	2,046
L&T Finance Holdings Ltd	195,056	393
Larsen & Toubro Ltd	24,295	1,019
Lincoln Pharmaceuticals Ltd	6,086	50
Mahanagar Gas Ltd	38,974	698
MakeMyTrip Ltd *	21,410	1,321
Manappuram Finance Ltd	640,137	1,360
Mangalore Refinery & Petrochemicals Ltd	726,610	1,996
Natco Pharma Ltd	51,503	618
Nestle India Ltd	79,659	2,494
Neuland Laboratories Ltd	1,477	128
Oil & Natural Gas Corp Ltd	1,352,318	4,316
Oil India Ltd	99,481	656
Oracle Financial Services Software Ltd	12,816	1,186
Power Finance Corp Ltd	541,436	2,617
Prakash Industries Ltd *	68,653	143
Rategain Travel Technologies Ltd, Cl A *	73,011	715
REC Ltd	443,820	2,366
Shanthi Gears Ltd	17,918	112

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SP Apparels Ltd	5,752	$42
State Bank of India	328,656	2,965
Styrenix Performance Materials Ltd	5,125	89
Ujjivan Financial Services Ltd	49,122	325
Varun Beverages Ltd	177,497	3,015
Welspun Living Ltd	103,062	192
WNS Holdings Ltd ADR *	11,264	650
Wonderla Holidays Ltd	60,863	693
Zensar Technologies Ltd	23,142	153
		133,817

Indonesia — 0.2%
ABM Investama Tbk PT	129,467	29
Adaro Energy Indonesia Tbk PT	10,388,420	1,600
Astra Agro Lestari Tbk PT	87,500	37
Bank Central Asia Tbk PT	2,743,100	1,724
Barito Pacific Tbk PT	13,648,600	847
Chandra Asri Pacific Tbk PT	2,845,100	829
Delta Dunia Makmur Tbk PT	1,462,400	31
Elnusa Tbk PT	3,901,400	101
Hanjaya Mandala Sampoerna Tbk PT	4,497,851	248
Hexindo Adiperkasa Tbk PT	68,800	26
Panin Financial Tbk PT *	3,468,300	57
Prima Andalan Mandiri Tbk PT	168,379	62
Surya Semesta Internusa Tbk PT *	3,555,500	128
Triputra Agro Persada PT	2,698,127	93
United Tractors Tbk PT	3,909,975	5,853
		11,665

Ireland — 2.6%
Accenture PLC, Cl A	117,590	44,070
AerCap Holdings NV *	18,878	1,457
AIB Group PLC	6,500,000	30,148
Aon PLC, Cl A	148,524	46,932
Bank of Ireland Group PLC	2,064,048	17,990
CRH PLC	6,030	508
Experian PLC	880,985	37,722
James Hardie Industries PLC *	731,157	28,923
		207,750

Israel — 1.3%
Camtek Ltd/Israel *	18,651	1,484
Check Point Software Technologies Ltd *	359,139	57,613
CyberArk Software Ltd *	21,060	5,555
Isracard Ltd	18	–
Monday.com Ltd *	57,267	12,771
Nova Ltd *	11,455	1,987
Wix.com Ltd *	163,637	22,939
		102,349

Italy — 0.8%
A2A SpA	878,996	1,598
Banca IFIS SpA	11,515	209
Banca Mediolanum SpA	165,520	1,783
Banca Popolare di Sondrio SPA	160,582	1,202

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BPER Banca	255,405	$1,024
Brunello Cucinelli SpA	24,081	2,893
Buzzi SpA	10,341	350
Coca-Cola HBC AG	20,762	647
d'Amico International Shipping SA	4,250	29
Danieli & C Officine Meccaniche SpA	5,930	147
Enel SpA	3,203,732	20,396
Ferrari NV	11,731	4,950
Intesa Sanpaolo SpA	2,811,132	8,937
Leonardo SpA	449,404	9,607
Recordati Industria Chimica e Farmaceutica SpA	17,225	965
Saipem SpA *	814,382	1,481
Sanlorenzo SpA/Ameglia	1,602	72
Telecom Italia SpA/Milano *	1,856,022	559
Terna - Rete Elettrica Nazionale	121,842	955
UniCredit SpA	171,933	5,751
		63,555

Japan — 9.4%
A&D HOLON Holdings Co Ltd	3,400	55
ABC-Mart Inc	77,200	1,323
Adastria Co Ltd	27,800	633
Ad-sol Nissin Corp	1,900	21
Advance Residence Investment Corp ‡	809	1,654
AEON Financial Service Co Ltd	108,600	948
Ai Holdings Corp	24,700	391
Aica Kogyo Co Ltd	3,100	74
Aisan Industry Co Ltd	22,900	239
Alfresa Holdings Corp	12,400	185
Alpha Systems Inc	1,300	29
AlphaPolis Co Ltd *	1,600	22
Alps Logistics Co Ltd	5,800	92
Amano Corp	3,100	76
Anest Iwata Corp	8,300	76
Anritsu Corp	119,800	1,030
AOKI Holdings Inc	21,400	160
Artner Co Ltd	6,300	106
Asahi Group Holdings Ltd	137,100	4,702
ASAHI YUKIZAI CORP	3,100	89
Ateam Inc	20,100	77
Atrae Inc *	19,300	65
Avant Group Corp	13,200	121
Avex Inc	6,500	57
Awa Bank Ltd/The	12,300	222
Axell Corp	17,000	229
Axial Retailing Inc	500	13
Azbil Corp	71,000	2,083
Bandai Namco Holdings Inc	68,300	1,320
Bank of Iwate Ltd/The	5,400	95
Bank of Saga Ltd/The	1,800	25
baudroie inc *	3,200	72
Bewith Inc	7,200	92

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BIPROGY Inc	96,000	$2,972
Brother Industries Ltd	2,295,800	38,493
Business Brain Showa-Ota Inc	2,400	37
Business Engineering Corp	4,100	111
Capcom Co Ltd	172,460	6,947
Carlit Holdings Co Ltd	19,600	134
Cellebrite DI Ltd *	5,934	71
Central Japan Railway Co	215,200	5,419
Central Security Patrols Co Ltd	8,200	139
Chino Corp	2,200	36
Chiyoda Integre Co Ltd	1,400	24
Chori Co Ltd	1,200	26
Chugai Pharmaceutical Co Ltd	185,100	7,420
COLOPL Inc	137,300	522
Comforia Residential REIT Inc ‡	489	937
COMSYS Holdings Corp	56,700	1,252
Comture Corp	16,300	198
Creek & River Co Ltd	5,300	68
CTS Co Ltd	4,400	22
Cube System Inc	2,800	21
Daihatsu Diesel Manufacturing Co Ltd	22,200	228
Daiichi Jitsugyo Co Ltd	1,500	20
Dai-ichi Life Holdings Inc	83,800	1,908
Daiichi Sankyo Co Ltd	115,200	3,828
Dainichiseika Color & Chemicals Manufacturing Co Ltd	6,200	112
Daisue Construction Co Ltd	3,500	38
Daiwa Industries Ltd	2,700	26
Daiwa Securities Group Inc	1,346,500	9,914
Digital Arts Inc	10,800	320
Digital Information Technologies Corp	2,400	30
Direct Marketing MiX Inc	18,100	38
Disco Corp	2,200	709
Doshisha Co Ltd	1,200	17
Dowa Holdings Co Ltd	54,200	1,894
East Japan Railway Co	47,700	2,825
Ehime Bank Ltd/The	6,800	51
Eiken Chemical Co Ltd	34,900	440
Eisai Co Ltd	20,600	861
Elecom Co Ltd	47,500	508
Elematec Corp	2,100	27
en Japan Inc	17,000	286
ERI Holdings Co Ltd	3,900	49
Fabrica Communications Co Ltd	2,600	32
Fast Retailing Co Ltd	45,100	13,036
Fibergate Inc/Japan	3,500	24
Foster Electric Co Ltd	8,100	65
Fuji Corp/Aichi	7,700	133
Fuji Kosan Co Ltd	5,100	73
Fuji Oil Co Ltd	19,400	45
Fujimori Kogyo Co Ltd	1,500	39
Fujitsu Ltd	139,800	21,843

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fukui Computer Holdings Inc	3,300	$58
Fukuoka Financial Group Inc	432,400	11,221
Fukushima Galilei Co Ltd	2,800	107
Futaba Industrial Co Ltd	11,700	84
Future Corp	16,000	180
Gakken Holdings Co Ltd	18,400	120
Gakujo Co Ltd	5,500	67
Glory Ltd	9,100	177
Greens Co Ltd	2,100	29
GS Yuasa Corp	49,500	931
GungHo Online Entertainment Inc	128,800	1,870
Hakuhodo DY Holdings Inc	38,900	362
Hibiya Engineering Ltd	2,300	39
Hioki EE Corp	3,300	149
Hisamitsu Pharmaceutical Co Inc	31,900	826
Hochiki Corp	2,200	33
Hodogaya Chemical Co Ltd	1,000	25
Hokkaido Gas Co Ltd	1,700	25
Horiba Ltd	7,500	732
Hosokawa Micron Corp	3,800	120
Hoya Corp	212,500	27,665
Hyakujushi Bank Ltd/The	13,000	244
Ichikoh Industries Ltd	29,600	109
Icom Inc	1,400	32
Idemitsu Kosan Co Ltd	131,300	832
IG Port Inc	1,500	58
I'll Inc	3,100	80
Inpex Corp	60,800	817
Invincible Investment Corp ‡	4,895	2,011
I-PEX Inc	6,700	81
ISB Corp	4,900	45
ITmedia Inc	9,800	128
Iwaki Co Ltd	3,900	68
Japan Electronic Materials Corp	14,900	251
Japan Exchange Group Inc	107,800	2,819
Japan Lifeline Co Ltd	48,300	422
Japan Medical Dynamic Marketing Inc	20,000	96
Japan Post Holdings Co Ltd	97,200	939
Japan Post Insurance Co Ltd	200,200	3,694
Japan Transcity Corp	6,000	25
JK Holdings Co Ltd	3,500	24
Justsystems Corp	8,600	154
Kaga Electronics Co Ltd	4,100	182
Kajima Corp	41,900	778
Kakaku.com Inc	67,500	775
Kanaden Corp	3,400	36
Kansai Electric Power Co Inc/The	210,600	2,702
Kansai Paint Co Ltd	140,600	2,038
Kao Corp	400,400	15,238
Kato Works Co Ltd	4,600	45
KAWADA TECHNOLOGIES Inc	2,700	162
KDDI Corp	221,300	6,733

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KDX Realty Investment Corp ‡	920	$921
Keio Corp	72,700	2,042
Kewpie Corp	92,700	1,728
Keyence Corp	59,700	27,937
Kimura Unity Co Ltd	4,900	54
Kirin Holdings Co Ltd	89,200	1,242
Kitz Corp	10,200	86
Koa Shoji Holdings Co Ltd	5,200	26
Koatsu Gas Kogyo Co Ltd	5,100	29
Komatsu Ltd	1,527,500	44,354
Komatsu Wall Industry Co Ltd	1,400	32
Kondotec Inc	3,600	32
Konica Minolta Inc *	266,200	878
Konishi Co Ltd	4,000	39
Konoike Transport Co Ltd	4,400	55
Kotobuki Spirits Co Ltd	114,400	1,529
Kubota Corp	248,300	3,640
Kyodo Printing Co Ltd	1,700	36
Kyoritsu Maintenance Co Ltd	38,300	1,618
Kyushu Leasing Service Co Ltd	5,100	53
LAC Co Ltd	6,400	34
Lawson Inc	11,400	781
LIFULL Co Ltd	47,500	54
LIKE Inc	2,900	31
LY Corp	338,900	935
M3 Inc	1,928,600	27,659
Macnica Holdings Inc	57,400	3,167
Maezawa Industries Inc	3,800	26
Makita Corp	567,300	14,809
MarkLines Co Ltd	3,400	74
Maruzen Showa Unyu Co Ltd	1,200	36
Matching Service Japan Co Ltd	10,500	87
Maxell Ltd	36,600	380
Mazda Motor Corp	583,200	6,850
MCJ Co Ltd	12,300	112
Medical System Network Co Ltd, Cl A	5,800	25
Medipal Holdings Corp	5,800	88
Megachips Corp	13,300	371
Meidensha Corp	8,900	158
Meisei Industrial Co Ltd	17,100	142
Members Co Ltd	3,100	18
Micronics Japan Co Ltd	25,300	1,271
MIMAKI ENGINEERING CO LTD	10,100	71
Mimasu Semiconductor Industry Co Ltd	12,800	272
MINEBEA MITSUMI Inc	1,153,700	23,857
Miroku Jyoho Service Co Ltd	11,800	151
Mitani Sangyo Co Ltd	10,700	28
Mitsuba Corp	17,900	174
Mitsubishi Kakoki Kaisha Ltd	1,800	47
Mitsubishi Logisnext Co Ltd	4,100	45
Mitsubishi Shokuhin Co Ltd	3,900	140
Mitsubishi UFJ Financial Group Inc	322,100	3,318

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mitsui Fudosan Logistics Park Inc ‡	316	$896
Miura Co Ltd	19,300	411
MIXI Inc	258,600	4,266
Moriroku Holdings Co Ltd	5,600	101
Morita Holdings Corp	3,800	40
MS&AD Insurance Group Holdings Inc	18,300	906
NEC Corp	227,500	15,337
NEOJAPAN Inc	12,800	97
NET One Systems Co Ltd	16,100	280
Nice Corp	2,600	27
Nichias Corp	2,200	58
Nichirei Corp	68,700	1,724
Nihon Chouzai Co Ltd	5,600	54
Nihon Denkei Co Ltd	4,400	66
Nihon Kohden Corp	7,100	197
Nihon Trim Co Ltd	2,800	68
Nikon Corp	4,000,000	39,567
Nintendo Co Ltd	31,200	1,751
Nippon Ceramic Co Ltd	4,100	74
Nippon Concept Corp	1,900	25
Nippon Dry-Chemical Co Ltd	200	4
Nippon Paint Holdings Co Ltd	135,200	1,003
Nippon Shinyaku Co Ltd	30,900	985
Nippon Steel Corp	97,900	2,430
Nippon Thompson Co Ltd	41,300	180
Nissan Motor Co Ltd	1,716,500	6,753
Nissan Tokyo Sales Holdings Co Ltd	86,600	308
Nissei ASB Machine Co Ltd	2,000	61
Nissin Corp	2,100	40
Nissin Foods Holdings Co Ltd	156,700	4,583
Nisso Holdings Co Ltd	8,500	47
Niterra Co Ltd	73,900	2,242
Nitto Kogyo Corp	6,000	184
Nitto Kohki Co Ltd	2,900	38
Nitto Seiko Co Ltd	16,700	67
Nomura Real Estate Holdings Inc	42,300	1,052
Noritz Corp	7,900	89
NS Solutions Corp	8,600	288
NSD Co Ltd	6,800	130
OBIC Business Consultants Co Ltd	27,500	1,314
Obic Co Ltd	40,600	6,354
Ohba Co Ltd	4,100	27
OIE Sangyo Co Ltd	2,000	23
Okabe Co Ltd	6,100	31
Okamoto Industries Inc	800	26
Okamura Corp	11,400	167
Okura Industrial Co Ltd	3,100	67
Olympus Corp	694,500	9,893
Optim Corp *	26,600	205
Optorun Co Ltd	19,600	266
Oracle Corp Japan	47,700	3,655
Oro Co Ltd	5,200	96

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Otsuka Corp	83,400	$3,667
Otsuka Holdings Co Ltd	222,400	9,037
PAL GROUP Holdings Co Ltd	9,800	149
Park24 Co Ltd *	75,400	896
Pasco Corp	2,300	29
PCA Corp	2,600	29
Persol Holdings Co Ltd	565,800	818
Pickles Holdings Co Ltd	3,100	25
Pigeon Corp	398,200	4,060
Pilot Corp	700	19
PR Times Corp *	7,200	95
Prestige International Inc	7,800	33
Pronexus Inc	16,200	137
Proto Corp	3,500	31
QB Net Holdings Co Ltd	3,700	32
Qol Holdings Co Ltd	13,500	148
R&D Computer Co Ltd	4,500	26
Rakus Co Ltd	65,500	1,032
Rasa Corp	4,500	59
Rasa Industries Ltd	1,800	29
Recruit Holdings Co Ltd	336,800	13,601
Resona Holdings Inc	3,913,100	21,334
Rheon Automatic Machinery Co Ltd	1,622	16
Ricoh Co Ltd	102,500	853
Riken Technos Corp	6,700	44
Riso Kagaku Corp	2,300	51
Riso Kyoiku Co Ltd	33,700	49
Rix Corp	1,400	36
Rohto Pharmaceutical Co Ltd	101,800	2,068
RS Technologies Co Ltd	3,200	58
Ryohin Keikaku Co Ltd	45,000	711
Sac's Bar Holdings Inc	6,500	40
Sakai Heavy Industries Ltd	1,000	43
Sakai Moving Service Co Ltd	2,000	35
Sakata INX Corp	4,200	41
Sangetsu Corp	16,500	389
Sanix Inc *	20,800	42
Sanko Metal Industrial Co Ltd	900	30
Sanrio Co Ltd	52,700	2,954
Santen Pharmaceutical Co Ltd	73,600	731
Sanwa Holdings Corp	178,300	3,162
Sanyo Denki Co Ltd	2,200	98
Sanyo Shokai Ltd	9,500	161
Sapporo Holdings Ltd	27,900	1,229
Sato Holdings Corp	4,400	66
SB Technology Corp	5,500	78
SCREEN Holdings Co Ltd	106,500	13,331
Scroll Corp	19,200	121
SCSK Corp	129,800	2,394
Seika Corp	1,500	31
Seiko Epson Corp	15,500	251
SERAKU Co Ltd	12,200	93

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seven & i Holdings Co Ltd (B)	440,700	$6,566
Shibusawa Warehouse Co Ltd/The	2,400	49
Shimamura Co Ltd	99,400	5,294
Shimano Inc	74,400	10,369
Shinagawa Refractories Co Ltd	6,500	89
Shinnihonseiyaku Co Ltd	6,900	79
Shinsho Corp	1,200	58
Shofu Inc	1,700	31
SIGMAXYZ Holdings Inc	6,900	79
Sinfonia Technology Co Ltd	2,600	46
SMK Corp	1,400	23
SMS Co Ltd	764,300	13,540
Softcreate Holdings Corp	2,900	38
Sompo Holdings Inc	42,000	2,464
Sotetsu Holdings Inc	50,800	921
Sprix Inc	2,400	13
St Marc Holdings Co Ltd	1,700	25
Star Micronics Co Ltd	14,100	170
Subaru Corp	309,000	7,028
Sumitomo Mitsui Financial Group Inc	171,500	9,561
Sumitomo Riko Co Ltd	12,600	106
Sumitomo Seika Chemicals Co Ltd	3,000	99
Sun-Wa Technos Corp	8,400	132
Suzuken Co Ltd/Aichi Japan	57,600	1,716
System Research Co Ltd	1,600	37
System Support Inc	2,300	30
Systena Corp	44,900	86
T RAD Co Ltd	2,700	72
Taiho Kogyo Co Ltd, Cl A	5,300	31
Taisho Pharmaceutical Holdings Co Ltd	30,900	1,771
Takara & Co Ltd	3,700	70
Takashima & Co Ltd	3,900	38
Takashimaya Co Ltd	232,800	3,506
Takeda Pharmaceutical Co Ltd	236,700	6,938
Takeuchi Manufacturing Co Ltd	36,900	1,297
Takuma Co Ltd	10,100	131
Tanabe Consulting Group Co Ltd	3,600	25
TDK Corp	156,300	8,131
TechMatrix Corp	9,400	125
Teikoku Electric Manufacturing Co Ltd	8,700	157
Temairazu Inc	4,000	78
Terumo Corp	21,200	827
TIS Inc	175,500	3,957
TKC Corp	3,000	74
Tobu Railway Co Ltd	34,700	887
Toei Animation Co Ltd	104,100	12,867
Toho Holdings Co Ltd	43,600	921
Tokyo Electron Ltd	27,100	6,676
Tokyo Rope Manufacturing Co Ltd	2,700	28
Tokyo Seimitsu Co Ltd	39,600	2,705
Tokyu Fudosan Holdings Corp	641,800	4,213
Toli Corp	9,800	26

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toray Industries Inc	3,224,000	$14,874
Toshiba TEC Corp	7,500	157
Tosho Co Ltd	14,700	78
Toyo Engineering Corp *	25,300	153
Toyo Suisan Kaisha Ltd	41,100	2,391
Toyoda Gosei Co Ltd	89,000	1,832
Toyokumo Inc	2,200	25
Trancom Co Ltd	600	25
Transcosmos Inc	1,300	26
Trend Micro Inc/Japan	167,000	8,286
Trusco Nakayama Corp	6,700	104
Tsubakimoto Chain Co	6,500	212
Tsubakimoto Kogyo Co Ltd	900	43
Tsugami Corp	29,800	236
Ubicom Holdings Inc	3,800	36
Union Tool Co	3,500	89
Unipres Corp	14,900	109
United Arrows Ltd	8,500	100
USS Co Ltd	34,200	595
Vital KSK Holdings Inc	6,300	56
Wacom Co Ltd	23,300	98
Waseda Academy Co Ltd	3,800	41
WingArc1st Inc	5,800	116
Wowow Inc	2,300	17
Xebio Holdings Co Ltd	15,700	103
YAMABIKO Corp	4,300	53
Yamaha Motor Co Ltd	323,300	2,893
Yamaichi Electronics Co Ltd	10,700	162
Yamashin-Filter Corp	19,900	51
YE DIGITAL Corp	9,200	50
Yokogawa Electric Corp	140,500	2,970
Yokohama Rubber Co Ltd/The	49,600	1,319
Yokowo Co Ltd	26,400	278
Yorozu Corp	4,600	29
Yossix Holdings Co Ltd	11,900	241
Yushin Precision Equipment Co Ltd	5,700	26
Zenrin Co Ltd	4,100	23
Zensho Holdings Co Ltd	29,400	1,287
ZERIA Pharmaceutical Co Ltd	4,200	59
ZIGExN Co Ltd	34,200	128
ZOZO Inc	50,600	1,147
		746,387

Luxembourg — 0.6%
ArcelorMittal SA	1,012,098	26,417
Spotify Technology SA *	94,103	24,129
		50,546

Macao — 0.6%
Galaxy Entertainment Group Ltd	3,508,000	19,156
Sands China Ltd *	9,350,000	26,633
		45,789

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Malaysia — 0.1%
Alliance Bank Malaysia Bhd	48,400	$36
Bermaz Auto Bhd	72,200	37
Bursa Malaysia Bhd	37,900	60
Dialog Group Bhd	2,569,200	1,137
Fraser & Neave Holdings Bhd	11,400	71
Hong Leong Financial Group Bhd	7,220	26
Jaya Tiasa Holdings BHD	301,300	76
Pantech Group Holdings Bhd	216,400	42
Wellcall Holdings Bhd	110,000	40
YTL Corp Bhd	2,053,400	1,155
YTL Power International Bhd	2,892,600	2,408
		5,088

Mexico — 0.1%
Grupo Financiero Inbursa SAB de CV, Cl O	350,200	1,063
Southern Copper Corp	11,193	905
Ternium SA ADR	220,521	8,940
		10,908

Netherlands — 5.4%
Adyen NV *	684	1,081
Argenx SE ADR *	536	204
ASM International NV	3,618	2,207
ASML Holding NV	55,548	52,327
EXOR NV	11,587	1,251
Fugro NV *	52,417	1,157
ING Groep NV	2,310,610	31,730
Koninklijke Ahold Delhaize NV	1,046,108	31,154
Koninklijke KPN NV	2,101,980	7,695
Koninklijke Philips NV *	3,375,213	67,578
Pluxee NV *	192,911	5,518
Randstad NV	646,491	35,637
Signify NV	1,800,000	48,268
Stellantis NV	1,721,848	44,971
Universal Music Group NV	952,049	28,713
Wolters Kluwer NV	425,503	67,158
		426,649

Norway — 0.3%
AutoStore Holdings Ltd *	4,582,468	7,354
DNB Bank ASA	171,922	3,444
Gjensidige Forsikring ASA	846,055	13,378
Hoegh Autoliners ASA	25,455	249
MPC Container Ships ASA	291,948	376
Odfjell SE, Cl A	3,058	38
		24,839

Peru — 0.0%
Credicorp Ltd	4,749	812

Philippines — 0.0%
BDO Unibank Inc	530,026	1,443
SM Investments Corp	56,990	953
		2,396

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Poland — 0.4%
Alior Bank SA *	48,962	$1,177
Bank Polska Kasa Opieki SA	160,385	6,958
Budimex SA	5,841	1,069
Enea SA *	10,573	26
Eurocash SA	13,261	56
ING Bank Slaski SA *	1,361	107
Lubelski Wegiel Bogdanka SA	8,005	65
PGE Polska Grupa Energetyczna SA *	282,240	564
Powszechna Kasa Oszczednosci Bank Polski SA	444,025	6,186
Powszechny Zaklad Ubezpieczen SA	906,204	11,160
Rainbow Tours SA	4,051	67
Santander Bank Polska SA	20,609	2,840
		30,275

Portugal — 0.0%
Banco Comercial Portugues SA, Cl R *	3,379,172	976
Jeronimo Martins SGPS SA	96,760	2,316
Mota-Engil SGPS SA	9,187	57
Navigator Co SA/The	9,822	40
		3,389

Qatar — 0.1%
Aamal Co	591,595	128
Gulf International Services QSC	1,492,308	1,176
Masraf Al Rayan QSC	1,297,630	902
Ooredoo QPSC	654,105	2,043
Qatar Insurance Co SAQ *	283,249	180
		4,429

Romania — 0.0%
NEPI Rockcastle NV	113,475	809

Russia — 0.0%
Globaltrans Investment PLC GDR *(A)	6,013	–

Saudi Arabia — 0.6%
Al Babtain Power & Telecommunication Co	49,248	443
Al Hammadi Holding	44,848	800
Al-Dawaa Medical Services Co	17,884	546
Arab National Bank	472,236	3,507
Arabian Centres Co Ltd	37,322	211
Arabian Contracting Services Co	3,448	241
Astra Industrial Group	159,135	7,171
Dr Sulaiman Al Habib Medical Services Group Co	11,652	1,023
Electrical Industries Co	91,740	103
Elm Co	32,288	9,100
Etihad Etisalat Co	1,232,287	18,171
Gulf Insurance Group	28,306	269
Leejam Sports Co JSC	4,917	282
Middle East Specialized Cables Co *	22,084	149
Mobile Telecommunications Co Saudi Arabia	221,473	880

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Saudi Arabian Cooperative Insurance Co *	26,587	$123
Saudi Electricity Co	1,009,450	5,383
Saudi Marketing Co	45,631	342
Saudia Dairy & Foodstuff Co	11,610	1,178
Zamil Industrial Investment Co *	20,901	163
		50,085

Singapore — 0.4%
DBS Group Holdings Ltd	248,400	6,157
Genting Singapore Ltd	4,636,400	3,138
Grab Holdings Ltd, Cl A *	284,640	874
Jardine Cycle & Carriage Ltd	10,400	197
Marco Polo Marine Ltd	1,552,200	65
Sembcorp Industries Ltd	549,700	2,085
Singapore Airlines Ltd	3,844,000	18,497
Singapore Exchange Ltd	286,500	2,013
		33,026

South Africa — 0.8%
AECI Ltd	24,348	123
ArcelorMittal South Africa Ltd *	55,698	4
Clicks Group Ltd	2,076,469	32,482
Exxaro Resources Ltd	22,986	213
Old Mutual Ltd	181,905	113
Standard Bank Group Ltd	32,301	340
Tiger Brands Ltd	3,076,111	31,990
Zeda Ltd/South Africa *	7,065	4
		65,269

South Korea — 3.6%
Ahnlab Inc	2,662	143
BNK Financial Group Inc	875,082	4,929
Celltrion Inc	7,102	958
Daeduck Co Ltd *	8,141	40
DGB Financial Group Inc	60,276	401
Fila Holdings Corp	1,250,000	36,047
Gravity Co Ltd ADR *	1,987	153
Hana Financial Group Inc	371,423	15,787
Hanmi Science Co ltd *	24,931	771
HLB Inc *	16,816	1,029
Hyundai Glovis Co Ltd *	1,674	240
Hyundai Motor Co	7,878	1,482
Innocean Worldwide Inc	3,018	50
KB Financial Group Inc	262,567	12,521
Kia Corp *	37,586	3,514
Korea Airport Service Co Ltd *	762	31
KT&G Corp	600,000	41,904
LG Corp	615,460	43,308
LG Electronics Inc	31,128	2,218
LG H&H Co Ltd	148,239	35,512
Mgame Corp	3,992	18
Multicampus Co Ltd	1,193	33
OCI Co Ltd/New	3,071	195
Sajodaerim Corp	1,207	33

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Samsung Electronics Co Ltd	1,087,389	$59,939
Shinhan Financial Group Co Ltd	528,798	17,294
SK Hynix Inc	29,858	3,502
Tongyang Life Insurance Co Ltd *	18,051	79
		282,131

Spain — 1.9%
ACS Actividades de Construccion y Servicios SA	31,583	1,297
Aena SME SA	7,542	1,429
Amadeus IT Group SA, Cl A	300,684	17,694
Banco Bilbao Vizcaya Argentaria SA	578,927	5,755
Banco Santander SA	1,503,130	6,255
CaixaBank SA	6,817,237	30,763
Cia de Distribucion Integral Logista Holdings SA	3,670	99
Iberdrola SA	203,623	2,340
Industria de Diseno Textil SA	1,857,054	82,414
		148,046

Sweden — 2.2%
AAK AB	42,997	949
Alfa Laval AB	28,184	1,061
Assa Abloy AB, Cl B	1,123,942	32,086
Atlas Copco AB, Cl A	464,110	8,062
Castellum AB *	84,221	1,010
Essity AB, Cl B	697,730	16,298
Fastighets AB Balder, Cl B *	500,300	3,109
H & M Hennes & Mauritz AB, Cl B	566,912	7,696
Hexagon AB, Cl B	2,148,284	25,194
Indutrade AB	40,874	1,082
Investor AB, Cl B	321,513	8,091
Mycronic AB	3,748	124
Securitas AB, Cl B	2,402,336	25,852
Skandinaviska Enskilda Banken AB, Cl A	93,212	1,386
SKF AB, Cl B	196,133	4,280
Trelleborg AB, Cl B	28,535	1,037
Volvo AB, Cl B	1,308,303	36,047
		173,364

Switzerland — 5.1%
ABB Ltd	450,151	20,817
Accelleron Industries AG	46,545	1,575
Adecco Group AG	54,965	2,212
BKW AG	21,555	3,036
Chocoladefabriken Lindt & Spruengli AG	227	2,789
Georg Fischer AG	6,992	520
Givaudan SA	473	1,991
Julius Baer Group Ltd	399,963	21,476
Kuehne + Nagel International AG	26,330	8,899
Logitech International SA	327,458	28,999
Nestle SA	219,822	22,907
Novartis AG	236,538	24,039
Partners Group Holding AG	35,485	51,139

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Roche Holding AG	305,632	$80,508
Sandoz Group AG *	109,130	3,403
Schindler Holding AG	32,700	8,649
Siegfried Holding AG	1,390	1,399
Sonova Holding AG	5,232	1,618
Swatch Group AG/The, Cl B	178,557	42,300
Swiss Prime Site AG	8,163	783
Swissquote Group Holding SA	5,869	1,566
Temenos AG	11,078	834
UBS Group AG	1,493,263	42,752
VAT Group AG	53,987	27,148
Zehnder Group AG	2,587	159
Zurich Insurance Group AG	1,831	977
		402,495

Taiwan — 4.5%
Accton Technology Corp	98,000	1,609
Acer Inc	4,793,000	6,846
ACES Electronic Co Ltd	45,000	56
Adlink Technology Inc	48,890	99
Ampire Co Ltd	78,000	97
Apacer Technology Inc	74,000	177
Arcadyan Technology Corp	430,000	2,503
ASE Technology Holding Co Ltd ADR	40,515	395
ASROCK Inc	310,634	2,491
Asustek Computer Inc	1,546,000	22,254
Axiomtek Co Ltd	1	–
Azurewave Technologies Inc *	304,000	490
Chicony Electronics Co Ltd	399,000	2,367
Chin-Poon Industrial Co Ltd	211,000	349
ChipMOS Technologies Inc	143,000	200
Compal Electronics Inc	4,447,000	5,135
Compeq Manufacturing Co Ltd	396,000	953
Cyberlink Corp	55,000	161
CyberPower Systems Inc	700	5
D-Link Corp	390,000	239
Elan Microelectronics Corp	60,000	315
Elite Material Co Ltd	93,000	1,456
Elitegroup Computer Systems Co Ltd	100,000	101
Ennoconn Corp	167,000	1,580
Eva Airways Corp	1,046,000	1,041
Evergreen Marine Corp Taiwan Ltd	1,853,800	9,706
FocalTech Systems Co Ltd	82,000	253
Formosa Advanced Technologies Co Ltd	34,000	39
Fortune Electric Co Ltd	77,000	1,311
Gemtek Technology Corp	1,029,000	1,152
General Interface Solution Holding Ltd	463,184	853
General Plastic Industrial Co Ltd	29,000	32
Global Brands Manufacture Ltd	107,000	221
Hannstar Board Corp	552,000	988
Holtek Semiconductor Inc	254,000	482
Hon Hai Precision Industry Co Ltd	10,098,000	32,904
Innodisk Corp	360	3

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
International Games System Co Ltd	128,000	$3,450
ITE Technology Inc	100,783	526
Keystone Microtech Corp	22,000	208
L&K Engineering Co Ltd	324,000	1,727
Lanner Electronics Inc	480	2
Largan Precision Co Ltd	490,000	40,149
Lotes Co Ltd	387,000	12,549
M31 Technology Corp	11,000	628
Makalot Industrial Co Ltd	94,000	1,105
MediaTek Inc	495,000	17,852
Micro-Star International Co Ltd	713,000	4,308
Nexcom International Co Ltd	22,000	34
Novatek Microelectronics Corp	1,319,311	25,084
Orient Semiconductor Electronics Ltd	527,000	1,207
Pegatron Corp	415,000	1,123
Pixart Imaging Inc	86,000	465
Pou Chen Corp	4,686,000	4,522
Powertech Technology Inc	355,000	1,752
Quanta Computer Inc	252,000	1,850
Radiant Opto-Electronics Corp	35,000	163
Raydium Semiconductor Corp	15,000	212
Realtek Semiconductor Corp	1,113,000	20,035
San Fang Chemical Industry Co Ltd	123,000	104
Sercomm Corp	459,000	1,968
Shih Her Technologies Inc	20,000	80
Silicon Motion Technology Corp ADR	16,889	1,196
Simplo Technology Co Ltd	571,000	7,704
Sitronix Technology Corp	82,000	752
Solteam Inc	40,000	55
Sunplus Innovation Technology Inc	41,000	217
Sunrex Technology Corp	123,000	250
Syscom Computer Engineering Co	58,000	101
Tainan Enterprises Co Ltd	41,000	38
Taiwan PCB Techvest Co Ltd	44,936	59
Taiwan Semiconductor Manufacturing Co Ltd	1,907,000	41,628
Taiwan Semiconductor Manufacturing Co Ltd ADR	404,083	51,993
Taiwan Surface Mounting Technology Corp	173,000	537
Tripod Technology Corp	137,000	902
UDE Corp	122,000	293
Uni-President Enterprises Corp	1,723,000	4,181
Weblink International Inc	41,000	84
Wistron Information Technology & Services Corp	1	–
Wistron NeWeb Corp	484,280	2,352
Wiwynn Corp	17,000	1,253
WPG Holdings Ltd	189,000	555
WT Microelectronics Co Ltd	225,000	1,221
Yield Microelectronics Corp	53,146	208
Youngtek Electronics Corp	24,000	47
		355,592

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thailand — 0.6%
Bangchak Corp PCL NVDR	941,800	$1,090
Bangkok Bank PCL	1,335,300	5,324
Bangkok Bank PCL NVDR	3,850,900	15,354
Bangkok Dusit Medical Services PCL NVDR	2,275,400	1,808
Central Pattana PCL NVDR	440,900	796
Krung Thai Bank PCL NVDR	2,061,500	926
Pruksa Holding PCL	108,900	37
PTT Exploration & Production PCL NVDR	862,900	3,633
PTT PCL NVDR	3,394,000	3,241
SCB X PCL	2,953,000	9,263
TMBThanachart Bank PCL NVDR	54,342,500	2,788
		44,260

Turkey — 0.2%
Agesa Hayat ve Emeklilik AS	66,688	138
Akbank TAS	6,100,352	8,125
Eldorado Gold Corp *	73,922	769
Turk Hava Yollari AO *	126,379	1,140
Turkiye Is Bankasi AS, Cl C	2,661,408	946
Turkiye Petrol Rafinerileri AS	628,193	3,256
Yapi ve Kredi Bankasi AS	2,065,541	1,528
		15,902

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	3,540,358	8,261
Abu Dhabi Islamic Bank PJSC	381,236	1,167
Air Arabia PJSC	1,073,929	836
Dubai Islamic Bank PJSC	521,998	915
Emaar Development PJSC	59,629	128
Emaar Properties PJSC	8,544,726	18,890
Emirates NBD Bank PJSC	1,477,413	7,361
Salik Co PJSC	35,527	34
Sharjah Islamic Bank	89,842	54
Yalla Group Ltd ADR *	5,034	26
		37,672

United Kingdom — 12.1%
3i Group PLC	134,849	4,210
4imprint Group PLC	261	19
Allfunds Group Plc	1,015,233	7,207
Anglo American PLC	1,787,719	38,466
Aviva PLC	1,531,770	8,648
Barclays PLC	27,622,025	57,463
Berkeley Group Holdings PLC	642	38
BP PLC	7,500,000	43,707
BP PLC ADR	176,364	6,171
Breedon Group PLC	38,135	178
British American Tobacco PLC	1,200,000	35,595
Burberry Group PLC	2,272,895	36,945
Bytes Technology Group PLC	10,108	71
Centrica PLC	12,599,467	20,057
Concentric AB	431	7
Diageo PLC	1,471,751	55,143

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diploma PLC	390,773	$17,083
dotdigital group plc	7,099	9
FDM Group Holdings PLC	9,669	49
Ferrexpo PLC *	1,327,424	1,211
GSK PLC	2,000,000	42,112
Halma PLC	911,899	26,554
Hikma Pharmaceuticals PLC	20,637	513
HSBC Holdings PLC	3,408,888	26,498
Imperial Brands PLC	1,500,000	32,341
Intertek Group PLC	270,321	15,805
Investec PLC	773,765	4,827
ITV PLC	41,519,153	29,379
J Sainsbury PLC	7,451,442	23,526
London Stock Exchange Group PLC	251,855	28,277
Morgan Sindall Group PLC	293	9
NatWest Group PLC	5,378,362	16,267
Ninety One PLC	138,672	287
Reckitt Benckiser Group PLC	407,299	25,750
RELX PLC	946,316	41,404
Rightmove PLC	100,461	720
Rio Tinto PLC ADR	145,773	9,407
Sage Group PLC/The	399,970	6,296
Shell PLC	2,396,944	75,429
Smith & Nephew PLC	1,630,734	21,463
Smiths News PLC	201	–
Standard Chartered PLC	7,231,918	61,072
SThree PLC	3,037	16
Tesco PLC	8,183,677	28,861
Travis Perkins PLC	1,198,831	11,179
Unilever PLC	1,162,670	56,907
Whitbread PLC	11,192	468
WPP PLC	4,800,000	42,939
		960,583

United States — 2.1%
Harley-Davidson Inc	1,300,000	47,151
Intel Corp	1,000,000	43,050
Kyndryl Holdings Inc *	1,700,000	37,349
Western Union Co/The	3,100,000	41,571
		169,121

Vietnam — 0.1%
Vietnam Dairy Products JSC	2,710,800	7,918

Total Common Stock
(Cost $6,188,297) ($ Thousands)		7,189,691

PREFERRED STOCK — 2.3%
Brazil — 0.4%
Banco do Estado do Rio Grande do Sul SA (C)	56,174	174
Cia De Sanena Do Parana (C)	92,000	97
Cia Energetica de Minas Gerais (C)	3,199,300	7,682

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Itau Unibanco Holding SA (C)	1,232,700	$8,413
Marcopolo SA (C)	116,300	204
Petroleo Brasileiro SA (C)	1,255,000	10,118
Schulz SA (C)	31,000	43
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Cl A (C)	919,800	2,036
		28,767

Germany — 1.9%
Henkel AG & Co KGaA (C)	813,339	61,224
Sartorius AG (C)	71,668	27,129
Volkswagen AG (C)	456,694	61,944
		150,297

Total Preferred Stock
(Cost $161,394) ($ Thousands)		179,064

EXCHANGE TRADED FUNDS — 0.0%
United States — 0.0%
iShares Core MSCI EAFE ETF	25,436	1,826
iShares MSCI ACWI ex U.S. ETF	1,000	52
iShares MSCI Emerging Markets ETF	22,782	911

Total Exchange Traded Funds
(Cost $2,783) ($ Thousands)		2,789

	Number of Rights
RIGHTS — 0.0%
Taiwan — 0.0%
L&K Engineering Co, Expires 03/09/2024 *	8,045	13
Total Rights
(Cost $—) ($ Thousands)		13

	Shares
AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, LP
5.370% **†(D)	72,893,840	72,924

Total Affiliated Partnership
(Cost $72,904) ($ Thousands)		72,924

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	179,592,918	179,593
Total Cash Equivalent
(Cost $179,593) ($ Thousands)		179,593
Total Investments in Securities — 96.1%
(Cost $6,604,971) ($ Thousands)		$7,624,074

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund (Continued)

A list of the open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	693	Mar-2024	$36,741	$36,702	$4
FTSE 100 Index	198	Mar-2024	19,054	19,101	54
Hang Seng Index	179	Mar-2024	18,888	18,808	(77)
S&P TSX 60 Index	111	Mar-2024	20,997	21,123	122
SPI 200 Index	189	Mar-2024	23,409	23,568	95
TOPIX Index	185	Mar-2024	32,813	33,139	75
			$151,902	$152,441	$273

A list of the open OTC Swap agreement held by the Fund at February 29, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Custom Basket of International Equity Securities	CUSTOM FINANCING	BASKET RETURN	Annually	2/1/2024	USD	8,015	$14,977	$–	$14,977
								$14,977	$–	$14,977

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of February 29, 2024:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

713,700	TOYOTA MOTOR CORP	$13,093	$4,135	163.4%
16,099	ASML Holding N.V.	12,122	3,195	151.2
216,800	ITOCHU CORP	8,873	460	110.7
9,463	MH MOET HENNESSY LOUIS VUITTON	8,218	403	102.5
195,900	ORIENTAL LAND CO LTD	7,283	(606)	90.9
99,610	CRH PLC	6,710	1,541	83.7
32,753	AIR LIQUIDE	6,292	314	78.5
253,400	PAN PACIFIC INTERNATIONAL HOLDINGS CORP	6,012	(135)	75.0
447,500	SEVEN I HOLDINGS CO LTD	5,774	833	72.0
72,643	STANTEC INC	5,539	514	69.1
122,446	RELX PLC	4,702	632	58.7
3,612,500	NIPPON TELEGRAPH TELEPHONE CORP	4,327	21	54.0
360,000	SANKYO CO LTD	4,288	(185)	53.5
309,930	NATIONAL GRID PLC	4,221	(205)	52.7
90,564	EXPERIAN PLC	3,886	(17)	48.5
126,076	3I GROUP PLC	3,761	146	46.9
50,729	RIO TINTO PLC	3,636	(410)	45.4
164,800	ANA HOLDINGS INC	3,590	(9)	44.8
52,133	TOTALENERGIES SE	3,572	(286)	44.6
51,190	COCA-COLA EUROPACIFIC PARTNERS	3,439	63	42.9
25,054	FOMENTO ECONOMICO MEXICANO SAB	3,381	(298)	42.2
84,299	NN GROUP	3,282	504	41.0
29,374	NEXT PLC	3,042	12	38.0
140,000	TIS INC	3,031	94	37.8
78,258	ACCOR SA	2,960	419	36.9
36,300	HITACHI LTD	2,934	133	36.6
267,576	VIVENDI	2,922	58	36.5
59,921	SPECTRIS PLC	2,825	(200)	35.2
197,397	UNITE GROUP PLC/THE	2,615	(256)	32.6
773,294	MARKS & SPENCER GROUP PLC	2,568	(282)	32.0
77,189	SHELL PLC	2,542	(145)	31.7
1,172,331	TRITAX BIG BOX REIT PLC	2,455	(315)	30.6

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

335,898	RIGHTMOVE PLC	$2,377	$8	29.7%
640,253	ROLLS-ROYCE HOLDINGS PLC	2,359	631	29.4
24,945	INTERCONTINENTAL HOTELS GROUP	2,241	393	28.0
180,815	MEDIOBANCA	2,196	255	27.4
614,374	TESCO PLC	2,178	(20)	27.2
425,854	BRITISH LAND CO PLC	2,154	(309)	26.9
99,551	GSK PLC	2,101	(7)	26.2
85,500	KUSURI NO AOKI HOLDINGS CO LTD	2,027	(263)	25.3
10,164	SCHNEIDER SA	1,979	318	24.7
37,300	TDK CORP	1,954	(21)	24.4
21,351	KINGSPAN GROUP	1,880	27	23.5
41,998	WHITBREAD PLC	1,857	(119)	23.2
4,266,700	YTL CORPORATION	1,745	926	21.8
21,432	LEG IMMOBILIEN SE	1,738	(176)	21.7
120,323	CREDIT AGRICOLE	1,698	(90)	21.2
18,357	PUBLICIS	1,671	265	20.9
75,678	HIKMA PHARMACEUTICALS PLC	1,662	211	20.7
5,885	SIKA FIN I	1,610	127	20.1
5,783	ICON PLC	1,602	244	20.0
104,356	SAGE GROUP PLC/THE	1,549	96	19.3
15,488	ROYAL BK	1,520	(25)	19.0
11,479	GAMES WORKSHOP GROUP PLC	1,427	(62)	17.8
167,245	YELLOW CAKE PLC	1,309	(20)	16.3
11,177	LONDON STOCK EXCHANGE GROUP	1,279	(37)	16.0
90,614	BAE SYSTEMS PLC	1,217	202	15.2
40,314	COCA-COLA HBC AG	1,166	81	14.5
15,758	JYP ENTERTAINMENT CORP	1,144	(281)	14.3
81,831	TAG IMMOBILIEN AG	1,102	(109)	13.8
216,632	DOMINO'S PIZZA GROUP PLC	1,070	(160)	13.3
23,181	DIPLOMA PLC	1,049	(35)	13.1
846,655	CENTAMIN PLC	1,047	(86)	13.1
284,041	ASCENTIAL PLC	1,047	17	13.1
460,478	EMERALD RESOURCES	1,024	(199)	12.8
400,761	LONDONMETRIC PROPERTY PLC	1,005	(92)	12.5
7,570	ARM HOLDINGS PLC	996	70	12.4
7,644	GTT	987	193	12.3
30,159	RUSSEL METAL	960	34	12.0
65,443	BIG YELLOW GROUP PLC	960	(138)	12.0
7,989	ELIA GROUP SA/NV	958	(130)	12.0
32,984	HALMA PLC	947	8	11.8
48,644	CONSTELLIUM SE	936	4	11.7
8,745	NOVARTIS AG	935	(82)	11.7
86,977	WISE PLC	935	72	11.7
53,537	PERSIMMON PLC	925	(11)	11.5
22,223	LA FRAN DJ	924	4	11.5
44,589	ELIS SA	918	93	11.5
96,816	FABEGE	910	(123)	11.4
14,797	BERKELEY GROUP HOLDINGS/THE	907	(43)	11.3
34,008	KLEPIERRE	906	(50)	11.3
107,738	LAND SECURITIES GROUP PLC	904	(53)	11.3
128,256	EASYJET PLC	895	(9)	11.2
147,269	BP PLC	886	(25)	11.1
131,727	INVESTEC PLC	877	(64)	10.9
65,695	BURFORD CAPITAL LTD	871	115	10.9
10,694	UNIBAIL-RODAMCO-WESTFIELD	795	(14)	9.9
167,950	DARKTRACE PLC	747	9	9.3

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund (Continued)

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(345,000)	SEKISUI HOUSE LTD	$(7,639)	$(56)	(95.3)%
(136,123)	BK NOVA SCOTIA	(6,311)	(369)	(78.7)
(434,500)	KYOCERA CORP	(6,203)	(146)	(77.4)
(149,300)	KAO CORP	(6,120)	520	(76.4)
(137,042)	EMERA INC	(5,080)	254	(63.4)
(132,600)	AGC INC	(5,017)	340	(62.6)
(257,700)	SEIKO EPSON CORP	(4,117)	(41)	(51.4)
(37,286)	CDN TIRE CP A	(3,948)	147	(49.3)
(26,400)	FUJITSU LTD	(3,862)	(239)	(48.2)
(116,300)	SUNTORY BEVERAGE FOOD LTD	(3,801)	16	(47.4)
(28,516)	SPIRAX-SARCO ENGINEERING PLC	(3,730)	38	(46.5)
(32,500)	HIROSE ELECTRIC CO LTD	(3,726)	322	(46.5)
(247,500)	SEINO HOLDINGS CO LTD	(3,593)	122	(44.8)
(489,900)	ASAHI KASEI CORP	(3,516)	145	(43.9)
(397,000)	RICOH CO LTD	(3,332)	40	(41.6)
(169,900)	ROHM CO LTD	(3,149)	308	(39.3)
(140,500)	DMG MORI CO LTD	(3,087)	(154)	(38.5)
(556,500)	NSK LTD	(2,937)	(87)	(36.6)
(66,274)	QIAGEN NV	(2,900)	1	(36.2)
(200,800)	SG HOLDINGS CO LTD	(2,896)	423	(36.1)
(362,600)	HAKUHODO DY HOLDINGS INC	(2,777)	(596)	(34.7)
(135,500)	OSAKA GAS CO LTD	(2,771)	90	(34.6)
(166,000)	ELECTRIC POWER DEVELOPMENT CO LTD	(2,655)	(53)	(33.1)
(133,195)	EVONIK	(2,621)	187	(32.7)
(869,200)	YAMADA HOLDINGS CO LTD	(2,612)	140	(32.6)
(392,300)	SHIMIZU CORP	(2,580)	341	(32.2)
(158,500)	UBE CORP	(2,467)	(179)	(30.8)
(66,728)	TENARIS SA	(2,342)	(5)	(29.2)
(221,100)	HULIC CO LTD	(2,329)	155	(29.1)
(82,200)	TAKEDA PHARMACEUTICAL CO LTD	(2,317)	(72)	(28.9)
(62,100)	ZENKOKU HOSHO CO LTD	(2,285)	31	(28.5)
(917,800)	SUMITOMO CHEMICAL CO LTD	(2,159)	326	(26.9)
(219,300)	VENTURE CORPORATION LTD	(2,125)	(154)	(26.5)
(51,000)	HAMAMATSU PHOTONICS	(2,061)	260	(25.7)
(221,800)	KS HOLDINGS CORP	(2,045)	149	(25.5)
(160,900)	HASEKO CORP	(2,025)	40	(25.3)
(359,517)	SCHRODERS PLC	(2,000)	241	(25.0)
(129,200)	SUMCO CORP	(1,988)	(16)	(24.8)
(192,900)	JAPAN POST BANK CO LTD	(1,974)	(84)	(24.6)
(159,300)	LIXIL CORP	(1,945)	(81)	(24.3)
(1,029,800)	SINGAPORE TELECOMMUNICATIONS	(1,857)	74	(23.2)
(103,300)	ONO PHARMACEUTICAL CO LTD	(1,852)	301	(23.1)
(397,199)	MANDATUM OYJ	(1,817)	84	(22.7)
(89,800)	SUMITOMO MITSUI TRUST HOLDINGS INC	(1,718)	(95)	(21.4)
(232,119)	BEAZLEY IRELAND HOLDINGS PLC	(1,682)	(227)	(21.0)
(818,100)	SATS LTD	(1,659)	83	(20.7)
(71,900)	YAMAHA CORP	(1,642)	92	(20.5)
(33,189)	ASR NEDERLND AIW	(1,564)	46	(19.5)
(1,693,500)	SUNTEC REIT	(1,552)	85	(19.4)
(11,700)	NITORI HOLDINGS CO LTD	(1,541)	(456)	(19.2)
(70,471)	SAPUTO GP	(1,468)	35	(18.3)
(22,122)	RB GLOBAL INC	(1,459)	(206)	(18.2)
(1,265,800)	MAPLETREE PAN ASIA COMMERCIAL	(1,445)	254	(18.0)
(32,100)	OMRON CORP	(1,426)	256	(17.8)
(26,836)	PORSCHE AUTOMOBIL HOLDING SE	(1,414)	(4)	(17.6)
(60,900)	RINNAI CORP	(1,377)	(29)	(17.2)
(125,799)	DAVIDE CAMPARI-MILANO NV	(1,375)	111	(17.1)
(32,900)	SHO-BOND HOLDINGS CO LTD	(1,363)	(38)	(17.0)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(16,809)	KERRY GROUP	$(1,360)	$(113)	(17.0)%
(44,000)	MITSUBISHI LOGISTICS CORP	(1,345)	(6)	(16.8)
(873,000)	NEW WORLD DEV	(1,329)	(6)	(16.6)
(32,044)	ASX LTD	(1,328)	(34)	(16.6)
(67,200)	NABTESCO CORP	(1,326)	229	(16.5)
(87,600)	JFE HOLDINGS INC	(1,317)	(121)	(16.4)
(142,900)	LION CORP	(1,316)	70	(16.4)
(85,302)	MEDIPAL HOLDINGS CORP	(1,307)	17	(16.3)
(126,186)	BILLERUD AB	(1,287)	230	(16.1)
(38,060)	SIGNIFY NV	(1,277)	268	(15.9)
(2,173)	SWISSCOM	(1,268)	32	(15.8)
(23,800)	NIPPON EXPRESS HOLDINGS INC	(1,262)	3	(15.7)
(107,413)	TOMRA SYSTEMS	(1,253)	(176)	(15.6)
(157,869)	CHARTER HALL GROUP	(1,227)	(56)	(15.3)
(80,000)	USHIO INC	(1,214)	180	(15.1)
(9,371)	REPLY SPA	(1,176)	(123)	(14.7)
(336,300)	HK LAND HOLDINGS	(1,137)	12	(14.2)
(130,950)	ST JAMES'S PLACE PLC	(1,127)	320	(14.1)
(39,840)	KONINKLIJKE AHOLD DELHAIZE NV	(1,119)	(65)	(14.0)
(52,800)	EXEO GROUP INC	(1,109)	(1)	(13.8)
(104,155)	RS GROUP PLC	(1,104)	123	(13.8)
(106,207)	ELECTROLUX	(1,101)	198	(13.7)
(72,800)	OLYMPUS CORP	(1,084)	62	(13.5)
(99,800)	HOKUETSU CORP	(1,081)	99	(13.5)
(12,522)	CARGOJET INC	(1,073)	56	(13.4)
(61,400)	FUJI CORP	(1,064)	19	(13.3)
(26,100)	YASKAWA ELECTRIC CORP	(1,044)	(15)	(13.0)
(141,000)	THE CHIBA BANK LTD	(1,030)	(116)	(12.9)
(43,400)	WACOAL HOLDINGS CORP	(1,030)	(17)	(12.9)
(8,232)	REMY COINTREAU	(1,029)	165	(12.8)
(84,614)	DAIDO STEEL CO LTD	(1,021)	22	(12.7)
(251,937)	BANK OF QUEENSLAND LTD	(1,021)	67	(12.7)
(60,513)	ANSELL LTD	(1,017)	87	(12.7)
(26,400)	JACCS CO LTD	(1,014)	61	(12.7)
(37,016)	JDE PEETS BV	(998)	147	(12.5)
(3,128)	SONOVA H AG	(988)	31	(12.3)
(57,600)	DENKA CO LTD	(984)	47	(12.3)
(57,989)	SEEK LTD	(979)	(6)	(12.2)
(249,500)	OJI HOLDINGS CORP	(964)	(9)	(12.0)
(53,443)	NORTHLAND POWER INC	(961)	54	(12.0)
(114,791)	HUSQVARNA B	(953)	74	(11.9)
(9,866)	DSM FIRMENICH AG	(944)	(108)	(11.8)
(99,125)	PENNON GROUP PLC	(923)	83	(11.5)
(75,810)	BREMBO SPA	(920)	(10)	(11.5)
(104,390)	NOKIAN RENKAAT OYJ	(920)	(26)	(11.5)
(214,800)	RAKUTEN GROUP INC	(895)	(279)	(11.2)
(47,100)	HU GROUP HOLDINGS INC	(889)	86	(11.1)
(48,700)	JAPAN POST INSURANCE CO LTD	(883)	(12)	(11.0)
(6,176)	ALTEN	(874)	(26)	(10.9)
(55,100)	MARUBENI CORP	(864)	(37)	(10.8)
(39,400)	SBI HOLDINGS INC	(848)	(212)	(10.6)
(12,194)	DKSH N	(800)	(94)	(10.0)
(49,800)	FURUKAWA ELECTRIC CO LTD	(779)	(198)	(9.7)
(15,985)	FLSMIDTH & CO.	(745)	(17)	(9.3)
(72,379)	KINNEVIK	(729)	(37)	(9.1)
(50,066)	ISUZU MOTORS LTD	(716)	4	(8.9)
(71,545)	YAMAGUCHI FINANCIAL GROUP INC	(716)	(10)	(8.9)
(18,972)	ATS CORP	(708)	(7)	(8.8)
(472,359)	NATIONAL STORAGE REIT	(701)	6	(8.7)
(8,600)	SUMITOMO HEAVY IND LTD	(214)	(523)	(2.7)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Equity Ex-US Fund (Concluded)

Percentages are based on Net Assets of $7,935,461 ($ Thousands).
‡	Real Estate Investment Trust.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Certain securities or partial positions of certain securities are on loan at February 29, 2024.
(C)	No interest rate available.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2024 was $72,924 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$113,942	$496,023	$(537,039)	$(11)	$9	$72,924	$517	$—
SEI Daily Income Trust, Government Fund, Institutional Class	84,375	798,797	(703,579)	—	—	179,593	3,759	—
Totals	$198,317	$1,294,820	$(1,240,618)	$(11)	$9	$252,517	$4,276	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.4%
Australia — 3.7%
A2B Australia	6,011	$6
Acrow	113,721	90
Ampol Ltd	3,531	91
Ansarada Group *	2,656	4
ANZ Group Holdings Ltd	6,451	120
Aristocrat Leisure Ltd	17,659	536
Autosports Group	7,979	12
Bathurst Resources *	13,502	8
Bell Financial Group	17,916	16
BHP Group Ltd	3,714	106
BlueScope Steel Ltd	33,687	501
Brambles Ltd	21,113	207
Capral	5,107	33
CAR Group Ltd	1,297	31
Civmec	53,600	32
Cochlear Ltd	874	199
Computershare Ltd	26,960	455
Danakali (A)	30,918	8
Deterra Royalties Ltd	7,526	24
DGL Group *	46,228	21
Fortescue Ltd	2,491	42
Goodman Group ‡	6,862	134
GR Engineering Services	57,430	88
Helloworld Travel	20,015	36
Horizon Oil	206,613	22
Image Resources *	124,190	5
IPD Group	6,538	21
James Hardie Industries PLC *	20,000	791
Macmahon Holdings	286,343	36
MMA Offshore *	26,297	37
National Australia Bank Ltd	5,025	111
New Hope Corp Ltd	21,943	67
Northern Star Resources Ltd	9,795	82
Orica Ltd	981	11
Perseus Mining Ltd	20,527	24
Pro Medicus Ltd	4,040	273
Regis Healthcare	11,886	28
Reject Shop	8,841	27
Rio Tinto Ltd	12,000	967
Rio Tinto PLC ADR	2,787	180
Service Stream	56,482	41
Seven Group Holdings Ltd	3,400	85
Super Retail Group Ltd	6,612	70
Veem	8,055	7
Ventia Services Group Pty Ltd	13,835	34
		5,719

Austria — 0.3%
CA Immobilien Anlagen AG	1,681	54
Erste Group Bank AG *	7,871	314
Fabasoft	1,487	36
Frequentis	188	5

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Porr	3,286	$48
Raiffeisen Bank International AG	132	3
Strabag	389	18
		478

Belgium — 0.1%
Colruyt Group N.V	617	29
KBC Group NV	344	24
Lotus Bakeries NV *	4	38
		91

Bermuda — 0.0%
Conduit Holdings	772	5

Brazil — 1.9%
Allos SA	6,700	33
Banco BTG Pactual SA	9,000	66
Banco do Brasil SA	96,897	1,131
BB Seguridade Participacoes SA	7,100	48
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,700	27
Cia De Sanena Do Parana	7,200	37
CSN Mineracao SA	54,900	67
Fras-Le	6,900	23
Gerdau SA ADR	33,987	147
NU Holdings Ltd/Cayman Islands, Cl A *	3,371	37
Profarma Distribuidora de Produtos Farmaceuticos (Brazil)	26,300	31
Telefonica Brasil SA	103,486	1,137
Ultrapar Participacoes SA	7,800	46
Wheaton Precious Metals Corp	878	36
XP Inc, Cl A	1,311	31
		2,897

Canada — 5.0%
ADENTRA	1,433	39
ADF Group	17,900	136
Agnico Eagle Mines Ltd	3,287	158
AirBoss of America	4,800	18
Alamos Gold Inc, Cl A	4,871	57
Alimentation Couche-Tard Inc	966	60
Amerigo Resources	45,400	45
Athabasca Oil *	35,800	130
Barrick Gold Corp	61,112	892
Black Diamond Group	5,700	40
Boardwalk Real Estate Investment Trust ‡	491	28
Boyd Group Services Inc	198	46
Brookfield Corp, Cl A	3,640	150
BRP Inc	6,189	409
Cameco Corp	880	36
Canadian Imperial Bank of Commerce	550	26
Canfor Corp *	800	10
Cascades Inc	7,100	55
Celestica Inc *	3,568	152
Computer Modelling Group	3,859	29

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Constellation Software (A)	66	$–
Constellation Software Inc/Canada	63	176
Currency Exchange International *	1,200	22
D2L *	8,129	63
Dexterra Group	4,300	18
Dollarama Inc	14,683	1,136
Dorel Industries, Cl B *	6,000	27
Dynacor Group	12,380	37
Element Fleet Management Corp	4,101	68
Enghouse Systems Ltd	500	13
Ensign Energy Services *	17,287	27
Fairfax Financial Holdings Ltd	145	155
Firm Capital Mortgage Investment	4,800	41
FirstService Corp	413	68
Gibson Energy Inc, Cl Common Subs. Receipt	3,064	51
Great-West Lifeco Inc, Cl Common Subs. Receipt	3,805	117
Hammond Power Solutions, Cl A	400	34
iA Financial Corp Inc	1,064	66
Imperial Oil Ltd	407	25
Intact Financial Corp, Cl Common Subs. Receipt	188	31
K-Bro Linen	1,600	40
Keyera Corp	1,356	33
Kinross Gold Corp	10,162	50
KITS Eyecare *	2,600	13
Lassonde Industries, Cl Common Subs. Receipt	700	80
Lucara Diamond *	31,055	8
Lucero Energy *	70,500	31
Mainstreet Equity	600	76
Major Drilling Group International, Cl Common Subs. Receipt *	8,500	49
Manulife Financial Corp, Cl Common Subs. Receipt	3,628	86
Martinrea International Inc	2,400	25
MEG Energy Corp, Cl Common Subs. Receipt *	10,676	229
Melcor Developments	2,800	24
Molson Coors Canada, Cl B	600	37
National Bank of Canada	8,134	635
Neo Performance Materials	9,400	49
North West Co Inc/The	600	18
NuVista Energy Ltd, Cl Common Subs. Receipt *	3,800	33
Parkland Corp	1,291	41
Pembina Pipeline Corp	1,889	66
PHX Energy Services	12,429	83
Pizza Pizza Royalty	1,800	19
Reitmans Canada, Cl A *	14,100	26
Shopify Inc, Cl A *	1,771	135
Stella-Jones Inc	935	53

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sun Life Financial Inc	3,255	$173
TC Energy Corp	2,258	89
Thinkific Labs *	8,700	23
Thor Explorations *	84,000	12
Toromont Industries Ltd	6,597	606
Total Energy Services	7,500	53
Westaim *	21,349	57
Whitecap Resources Inc, Cl Common Subs. Receipt	3,493	24
		7,667

China — 4.1%
A8 New Media Group *	432,000	8
AAC Technologies Holdings Inc	12,500	31
Agricultural Bank of China Ltd, Cl H	1,135,000	467
Anker Innovations Technology Co Ltd, Cl A	2,700	31
Anton Oilfield Services Group *	492,000	25
Autohome, Cl A	1,500	10
Autohome Inc ADR	5,466	142
Bank of Communications Co Ltd, Cl H	92,000	60
Bosideng International Holdings Ltd	60,000	30
BYD Co Ltd, Cl H	1,000	25
BYD Electronic International Co Ltd	24,000	91
China Boqi Environmental Holding	121,000	12
China Coal Energy Co Ltd, Cl H	124,000	134
China Construction Bank Corp, Cl H	1,698,000	1,058
China Merchants Port Holdings Co Ltd	26,000	32
China Pacific Insurance Group Co Ltd, Cl H	118,200	226
Chongqing Changan Automobile Co Ltd, Cl A	12,200	25
CSPC Innovation Pharmaceutical Co Ltd, Cl A	6,800	32
Dong-E-E-Jiao Co Ltd, Cl E	5,600	45
Hangzhou Cogeneration Group Co Ltd, Cl A	22,300	70
Homeland Interactive Technology	54,000	18
HUTCHMED China Ltd *	8,000	25
Industrial & Commercial Bank of China Ltd, Cl H	158,000	82
Inner Mongolia Furui Medical Science Co Ltd, Cl A	4,300	26
Inner Mongolia Xingye Silver&Tin Mining Co Ltd, Cl A	20,600	26
Innovent Biologics Inc *	5,000	27
Jinan Acetate Chemical Co Ltd	1,141	35
Jinduicheng Molybdenum Co Ltd, Cl A	17,700	25
JOYY Inc ADR	1,562	49
Ju Teng International Holdings	59,000	12
Kuaishou Technology, Cl B *	3,500	20
Kweichow Moutai Co Ltd, Cl A	400	94
Launch Tech, Cl H	77,500	17
Lenovo Group Ltd	228,000	253
Li Auto Inc ADR *	802	37
Luzhou Laojiao Co Ltd, Cl A	2,300	56

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Midea Group Co Ltd, Cl A	3,200	$28
MINISO Group Holding Ltd ADR	5,938	109
Natural Food International Holding *	310,299	17
NetEase Inc	10,200	230
New Hope Service Holdings	73,000	12
New Oriental Education & Technology Group Inc *	7,900	75
New Oriental Education & Technology Group Inc ADR *	344	32
Nongfu Spring Co Ltd, Cl H	22,000	125
OFILM Group Co Ltd, Cl A *	33,200	38
Pacific Securities Co Ltd/The/China, Cl A *	97,500	46
PDD Holdings Inc ADR *	2,411	300
Sealand Securities Co Ltd, Cl A	73,400	36
Shanghai Allist Pharmaceuticals Co Ltd, Cl A *	3,915	23
Shanghai International Port Group Co Ltd, Cl A	52,700	40
Shenguan Holdings Group	1,030,572	38
Shenzhen SC New Energy Technology Corp, Cl A	2,700	24
Shijiazhuang Changshan BeiMing Technology Co Ltd, Cl A *	22,000	25
TAL Education Group ADR *	4,894	72
Tencent Holdings Ltd	20,100	712
Tianjin Development Holdings	39,427	8
TK Group Holdings	26,374	5
Tongdao Liepin Group *	38,600	19
Tonghua Golden-Horse Pharmaceutical Industry Co Ltd, Cl A *	11,200	24
Trip.com Group Ltd *	850	39
Vesync	53,000	35
Vipshop Holdings Ltd ADR *	18,107	349
Weibo Corp ADR	657	6
X Financial ADR	1,699	7
Xiaomi Corp, Cl B *	215,600	364
Xin Point Holdings	31,000	11
Xinfengming Group Co Ltd, Cl A	13,699	26
Xingye Alloy Materials Group *	57,569	7
Yangzijiang Shipbuilding Holdings Ltd *	14,900	19
Zhejiang Akcome New Energy Technology Co Ltd *	92,600	27
Zhejiang Jingsheng Mechanical & Electrical Co Ltd, Cl A	4,100	21
Zhongzhi Pharmaceutical Holdings	69,000	11
		6,316

Denmark — 3.1%
AP Moller - Maersk A/S, Cl B	916	1,296
Coloplast A/S, Cl B	4,381	582
Danske Bank A/S	1,381	41
North Media	5,502	56
Novo Nordisk A/S ADR	238	29

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Novo Nordisk A/S, Cl B	16,516	$1,965
Novozymes A/S, Cl B	489	28
Pandora A/S	4,124	666
ROCKWOOL, Cl A	553	175
		4,838

Finland — 1.0%
Consti	934	10
Nokia Oyj	407,080	1,436
Nordea Bank Abp	8,450	103
Wartsila OYJ Abp, Cl B	2,143	33
		1,582

France — 5.6%
Axway Software	419	12
Cie de Saint-Gobain SA	1,292	100
Clasquin	441	61
Danone SA	18,597	1,188
Dassault Aviation SA	6,938	1,373
Dassault Systemes SE	174	8
Dekuple	213	7
Hermes International SCA *	350	876
Legrand SA	5,616	568
LVMH Moet Hennessy Louis Vuitton SE	1,162	1,060
Pernod Ricard SA	3,507	587
Publicis Groupe SA *	1,136	120
Quadient	4	–
Sanofi SA	13,972	1,329
Societe BIC SA	15,887	1,148
SPIE SA	1,538	51
Vente-Unique.Com	674	11
Vinci SA	938	120
		8,619

Germany — 6.1%
AlzChem Group	941	26
Bastei Luebbe	2,568	18
Bayer AG	30,533	928
Beiersdorf AG	154	22
Cewe Stiftung & KGAA	400	44
Continental AG	19,311	1,548
Covestro AG *	20,000	1,089
Deutsche Bank AG	15,051	201
Deutsche Boerse AG	987	207
E.ON SE	6,535	84
Evotec SE *	1,316	19
Heidelberg Materials AG	3,789	368
HOCHTIEF AG	1,267	150
Indus Holding	553	14
Infineon Technologies AG	432	15
KSB & KGaA	47	33
M1 Kliniken *	1,143	17
Mercedes-Benz Group	15,228	1,214

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	351	$163
Nemetschek SE	285	27
Rational AG	75	62
SAP SE	13,070	2,445
Scout24 SE	7,476	544
Siemens Healthineers AG	814	49
Traton SE	473	13
		9,300

Greece — 0.1%
Eurobank Ergasias Services and Holdings SA *	26,056	54
JUMBO SA *	2,129	62
Kri-Kri Milk Industry	1,368	16
National Bank of Greece SA *	5,253	41
Piraeus Port Authority	1,814	51
		224

Hong Kong — 2.2%
AIA Group Ltd	63,600	517
Ajisen China Holdings	417,000	56
Analogue Holdings	223,780	30
Build King Holdings	25,302	3
Chuang's China Investments	171,000	3
Dream International	90,000	46
HKT Trust & HKT	2,800	3
Jacobson Pharma	126,000	10
Johnson Electric Holdings	16,001	22
Lee's Pharmaceutical Holdings	118,220	20
LH GROUP	56,000	7
Midland Holdings *	445,994	50
Nameson Holdings	94,000	6
New Times Energy *	578,000	5
PAX Global Technology	137,000	106
Perennial Energy Holdings Ltd	374,436	44
Plover Bay Technologies	64,000	19
Samson Holding	185,000	4
Sitoy Group Holdings	322,000	26
Smart-Core Holdings	134,000	21
Solargiga Energy Holdings *	465,000	9
Stella International Holdings	34,500	47
Sundart Holdings	274,000	16
Swire Pacific Ltd, Cl A	135,500	1,123
Texwinca Holdings	629,257	65
Tian An China Investment	14,000	7
Time Watch Investments	263,233	14
VTech Holdings	195,000	1,127
YTO International Express & Supply Chain Technology	132,000	21
		3,427

Hungary — 0.1%
AutoWallis *	32,362	12

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MOL Hungarian Oil & Gas PLC	6,055	$48
OTP Bank Nyrt	712	34
		94

India — 2.3%
Adani Power Ltd *	5,469	36
Alkem Laboratories Ltd	421	26
Anand Rathi Wealth	3,329	147
Aurobindo Pharma Ltd	3,356	42
Authum Investment & Infrastucture *	5,655	56
Bengal & Assam	346	41
Bharat Petroleum Corp Ltd	27,252	198
Birlasoft Ltd	3,158	30
Central Depository Services India Ltd	1,219	28
Cigniti Technologies	1,470	19
Coal India Ltd	128,737	678
Colgate-Palmolive India Ltd	4,157	127
DB Corp Ltd	63,687	226
Dr Reddy's Laboratories Ltd	1,837	142
Eco Recycling *	4,660	27
Forbes *	538	8
GlaxoSmithKline Pharmaceuticals Ltd	1,460	38
Great Eastern Shipping Co Ltd/The	2,846	34
Gujarat Pipavav Port Ltd	9,570	24
Gulf Oil Lubricants India	16,249	197
HDFC Bank Ltd ADR	12,948	693
ICICI Bank Ltd	9,072	115
IIFL Securities Ltd	43,051	77
Indraprastha Medical Corp Ltd	15,048	33
J Kumar Infraprojects Ltd	3,373	26
Jagran Prakashan *	11,086	16
Kotak Mahindra Bank Ltd	3,073	63
MakeMyTrip Ltd *	831	51
MPS	690	12
Nalwa Sons Investments *	389	15
Nestle India Ltd	2,510	79
Om Infra	40,893	61
Power Finance Corp Ltd	1	–
Rajoo Engineers	20,773	49
State Bank of India	10,056	91
Varun Beverages Ltd *	5,248	89
		3,594

Indonesia — 0.5%
ABM Investama Tbk PT	209,600	47
Adira Dinamika Multi Finance	44,200	38
Akasha Wira International *	24,200	16
Alam Sutera Realty *	806,600	8
Asahimas Flat Glass	33,200	12
Asuransi Tugu Pratama Indonesia	709,700	52
Bank Central Asia Tbk PT	87,700	55
Bank Danamon Indonesia	164,900	31
Bank OCBC	220,300	19
Baramulti Suksessarana	64,964	15

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Barito Pacific Tbk PT	387,100	$24
BISI International	370,703	40
Chandra Asri Pacific Tbk PT	83,500	24
Cisadane Sawit Raya *	391,655	11
Elnusa Tbk PT	4,519,600	117
Hexindo Adiperkasa Tbk PT	44,000	17
IMC Pelita Logistik	761,997	24
Jasa Armada Indonesia	995,800	18
Jasuindo Tiga Perkasa	1,130,200	21
Mandala Multifinance	42,400	8
Mitrabahtera Segara Sejati *	337,947	22
Mitrabara Adiperdana	36,000	10
Nippon Indosari Corpindo	179,000	14
Resource Alam Indonesia	633,307	14
Salim Ivomas Pratama	184,952	4
Samudera Indonesia	616,066	13
Soechi Lines *	3,302,800	34
		708

Ireland — 0.6%
AerCap Holdings NV *	607	47
AIB Group PLC	198,592	921
		968

Israel — 1.4%
Camtek Ltd/Israel *	603	48
Check Point Software Technologies Ltd *	8,554	1,372
Nova Ltd *	349	61
RADCOM *	2,558	26
Wix.com Ltd *	4,197	588
		2,095

Italy — 1.5%
A2A SpA	26,902	49
Banca Popolare di Sondrio SPA *	4,748	36
BPER Banca	8,380	34
Brunello Cucinelli SpA	795	95
Cembre	1,157	51
Ferrari NV	359	151
Intesa Sanpaolo SpA	86,036	274
Orsero	689	11
Powersoft	2,500	41
Recordati Industria Chimica e Farmaceutica SpA	489	27
Saipem SpA	23,962	44
Sogefi *	11,754	40
Stellantis NV	47,709	1,246
Telecom Italia SpA/Milano *	56,058	17
Terna - Rete Elettrica Nazionale	3,578	28
UniCredit SpA	6,565	220
		2,364

Japan — 9.5%
ABC-Mart Inc	2,300	39
Ad-sol Nissin Corp	1,200	13

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Advance Residence Investment Corp ‡	24	$49
AGS	5,000	30
Ainavo Holdings Co	1,875	16
Anest Iwata Corp	5,800	53
Atled	1,100	11
Avant Group Corp	2,400	22
Azbil Corp	2,100	62
Bandai Namco Holdings Inc	2,200	43
Brother Industries Ltd	68,000	1,140
Business Brain Showa-Ota Inc	3,300	50
Capcom Co Ltd	5,846	235
Central Automotive Products	600	22
Central Japan Railway Co	6,500	164
Chilled & Frozen Logistics Holdings	1,500	18
Chugai Pharmaceutical Co Ltd	5,600	224
Comforia Residential REIT Inc ‡	14	27
COMSYS Holdings Corp	1,700	38
Daiichi Sankyo Co Ltd	3,600	120
Daisue Construction Co Ltd	2,500	27
Daiwa Securities Group Inc	40,600	299
Digital Arts Inc	200	6
Disco Corp	500	161
Dowa Holdings Co Ltd	1,600	56
East Japan Railway Co	1,500	89
Eisai Co Ltd	600	25
en Japan Inc	1,400	24
Enshu Truck	600	10
Fast Retailing Co Ltd	500	145
FTGroup	5,200	43
Fuji Furukawa Engineering & Construction	400	16
Fujii Sangyo	600	11
Fujitsu Ltd	3,374	527
GS Yuasa Corp	1,400	26
Hisamitsu Pharmaceutical Co Inc	900	23
Hokkaido Gas Co Ltd	1,000	15
Hokuriku Gas	300	7
Hoya Corp	4,700	612
Idemitsu Kosan Co Ltd	3,800	24
Inpex Corp	1,800	24
Invincible Investment Corp ‡	185	76
Japan Exchange Group Inc	1,700	44
Kajima Corp	1,200	22
Kanefusa	2,300	11
Kansai Electric Power Co Inc/The	6,600	85
Kansai Paint Co Ltd	3,800	55
KDX Realty Investment Corp ‡	29	30
Keio Corp	2,200	62
Kewpie Corp	2,800	52
Keyence Corp	1,300	608
Kimura Unity Co Ltd	2,700	30
Kirin Holdings Co Ltd	2,600	36
Kita-Nippon Bank	1,200	18

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Komatsu Ltd	10,700	$311
Kotobuki Spirits Co Ltd	4,500	60
Kubota Corp	7,600	111
Kyoritsu Maintenance Co Ltd	1,100	46
Kyowa Electronic Instruments	9,800	28
LY Corp	9,700	27
M3 Inc	43,000	617
Macnica Holdings Inc	1,800	99
Matching Service Japan Co Ltd	2,300	19
Matsui Construction	5,100	29
Mazda Motor Corp	4,800	56
Mitsui Fudosan Logistics Park Inc ‡	10	28
Murakami	2,200	73
NEC Corp	9,500	640
NEOJAPAN Inc	3,400	26
Nicca Chemical	1,500	9
Nice Corp	1,700	18
Nichirei Corp	2,200	55
Nihon Flush	2,700	18
Nihon Trim Co Ltd	1,000	24
Nikon Corp	108,700	1,075
Nintendo Co Ltd	900	51
Nippon Paint Holdings Co Ltd	3,900	29
Nippon Steel Corp	2,900	72
Nissan Motor Co Ltd	57,500	226
Nissan Tokyo Sales Holdings Co Ltd	16,600	59
Nissin Foods Holdings Co Ltd	4,800	140
Niterra Co Ltd	2,300	70
NJS	1,900	36
Nomura Real Estate Holdings Inc	1,200	30
OBIC Business Consultants Co Ltd	1,400	67
Obic Co Ltd	900	141
Ochi Holdings	1,200	13
OIE Sangyo Co Ltd	700	8
Okura Industrial Co Ltd	1,100	24
Optim Corp *	4,600	35
Oracle Corp Japan	1,000	77
Oro Co Ltd	4,200	77
Otsuka Holdings Co Ltd	6,800	276
Park24 Co Ltd *	2,100	25
Persol Holdings Co Ltd	5,000	7
Pigeon Corp	9,200	94
PR Times Corp *	3,000	39
Rakus Co Ltd	1,900	30
Recruit Holdings Co Ltd	10,000	404
Riken Technos Corp	9,200	60
Rohto Pharmaceutical Co Ltd	3,100	63
Sanken Electric	100	5
Sanrio Co Ltd	1,600	90
Sanwa Holdings Corp	4,900	87
Sapporo Holdings Ltd	800	35
SCREEN Holdings Co Ltd	3,000	376

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SCSK Corp	3,900	$72
Seed	2,400	12
Sekisui Kasei	6,800	22
Shimano Inc	1,500	209
Shimojima	2,400	21
SMK Corp	500	8
SMS Co Ltd	16,800	298
Sompo Holdings Inc	800	47
Sotetsu Holdings Inc	1,500	27
Subaru	3,700	84
Taisho Pharmaceutical Holdings Co Ltd	1,200	69
Takashimaya Co Ltd	7,100	107
Takeuchi Manufacturing Co Ltd	1,200	42
Tayca	34	–
Terumo Corp	600	23
TIS Inc	6,400	144
Tobu Railway Co Ltd	1,000	26
Toei Animation Co Ltd	2,100	260
Toell	2,500	13
Toho System Science	900	8
Tokyo Electron Ltd	1,200	296
Tokyu Fudosan Holdings Corp	19,600	129
Tonami Holdings	600	18
Towa Bank	10,000	46
Toyo Suisan Kaisha Ltd	1,200	70
Toyoda Gosei Co Ltd	2,700	56
Trend Micro Inc/Japan	4,500	223
Tsubakimoto Kogyo Co Ltd	700	33
TYK	6,200	20
Yamaha Motor Co Ltd	9,900	89
Yokogawa Electric Corp	4,300	91
Yokohama Rubber Co Ltd/The	1,500	40
Zensho Holdings Co Ltd	900	39
ZIGExN Co Ltd	29,400	110
ZOZO Inc	1,500	34
		14,576

Luxembourg — 0.8%
SES SA, Cl A	183,224	1,187

Malaysia — 0.7%
Allianz Malaysia	13,700	54
AME Elite Consortium	66,500	24
Bermaz Auto Bhd	126,800	65
CB Industrial Product Holding	160,100	46
CCK Consolidated Holdings	206,500	42
Chin Well Holdings	93,700	23
Dayang Enterprise Holdings	211,000	104
Dialog Group Bhd	74,900	33
Favelle Favco *	25,000	11
Innoprise Plantations	53,500	17
Kawan Food *	166,200	63
Keck Seng Malaysia	10,500	13
Kim Loong Resources	164,100	74

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LBS Bina Group	627,200	$93
Mah Sing Group	301,700	62
Malayan Flour	200,400	27
MKH	99,700	28
MNRB Holdings	24,400	9
Padini Holdings	21,400	15
Panasonic Manufacturing Malaysia	4,700	18
Paramount	206,300	47
Petron Malaysia Refining & Marketing	45,100	44
Scicom MSC	60,700	14
VSTECS	27,200	9
Wellcall Holdings Bhd	162,400	59
YTL Power International Bhd	71,700	60
		1,054

Mexico — 0.0%
Grupo Financiero Inbursa SAB de CV, Cl O *	10,300	31
Southern Copper Corp	317	26
		57

Netherlands — 5.1%
Adyen NV *	20	32
Argenx SE ADR *	16	6
ASM International NV *	49	30
ASML Holding, Cl G	245	233
ASML Holding NV	1,216	1,145
Flow Traders	41,442	746
Fugro NV *	1,548	34
ING Groep NV	9,494	130
Koninklijke KPN NV	61,381	225
Koninklijke Philips NV *	60,704	1,215
Shell PLC	40,000	1,243
Signify NV	47,833	1,283
SNS Reaal *(A)	1,762	–
Universal Music Group NV *	21,258	641
Wolters Kluwer NV	5,587	882
		7,845

New Zealand — 0.1%
Briscoe Group	10,569	30
Gentrack Group *	2,162	10
Rakon	49,213	39
Steel & Tube Holdings	43,347	29
		108

Norway — 0.5%
AutoStore Holdings Ltd *	96,946	156
DNB Bank ASA	5,262	105
Gjensidige Forsikring ASA	18,905	299
Odfjell SE, Cl A	4,342	54
Reach Subsea	55,919	29
Wallenius Wilhelmsen, Cl B	3,671	35
Wilh Wilhelmsen Holding, Cl B	397	13

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wilson (A)	2,535	$16
		707

Peru — 0.0%
Credicorp Ltd	138	24

Philippines — 0.1%
BDO Unibank Inc	17,094	47
Delta Djakarta	34,500	7
Megaworld	2,068,000	71
San Miguel Food and Beverage	15,780	14
Semirara Mining & Power, Cl A	17,400	10
SM Investments Corp	1,680	28
		177

Poland — 0.5%
AB SA *	3,132	62
Alior Bank SA *	1,500	36
Amica SA *	721	14
Answear.com, Cl A *	1,209	9
Arctic Paper SA *	8,907	51
Bank Polska Kasa Opieki SA	513	22
Budimex SA	178	33
ComArch SA	1,972	126
Enter Air *	2,381	36
PGE Polska Grupa Energetyczna SA *	37,908	76
PKP *	20,870	72
Powszechna Kasa Oszczednosci Bank Polski SA	7,172	100
Rainbow Tours SA	4,113	68
Santander Bank Polska SA	435	60
Stalprodukt SA	672	35
Unimot SA	313	10
VRG SA	9,417	8
Wielton	5,143	11
		829

Portugal — 0.0%
Banco Comercial Portugues SA, Cl R *	98,192	29
Ibersol SGPS	1,729	12
		41

Qatar — 0.3%
Masraf Al Rayan QSC *	36,977	26
Ooredoo QPSC	146,969	459
Qatar National Cement	35,899	37
		522

Romania — 0.0%
NEPI Rockcastle NV	3,427	24

Russia — 0.0%
Exillon Energy PLC *	4,819	–

Saudi Arabia — 0.2%
Al Hammadi Holding	1,308	23
Astra Industrial Group	977	44

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dr Sulaiman Al Habib Medical Services Group Co	344	$30
Elm Co	190	54
Etihad Etisalat Co *	7,526	111
Saudia Dairy & Foodstuff Co	380	39
		301

Singapore — 0.5%
Boustead Singapore	35,165	23
BRC Asia	77,500	108
Centurion	65,900	21
China Aviation Oil Singapore *	18,900	13
DBS Group Holdings Ltd	7,600	188
Delfi	31,900	23
Grab Holdings Ltd, Cl A *	8,597	27
HRnetgroup *	56,500	31
IGG	62,000	29
Marco Polo Marine Ltd	1,612,100	67
NSL *	17,900	9
OM Holdings	105,911	29
Pacific Century Regional Developments *	52,000	11
Samudera Shipping Line *	78,200	42
Sembcorp Industries Ltd	12,200	46
Sing Investments & Finance *	32,550	25
Singapore Airlines Ltd	25,000	120
		812

South Africa — 1.8%
Anglo American PLC	46,283	996
Clicks Group Ltd	47,361	741
Combined Motor Holdings	8,771	12
Karooooo	688	17
Tiger Brands Ltd	98,834	1,028
Zeda Ltd/South Africa *	72,772	43
		2,837

South Korea — 4.8%
Celltrion Inc	202	27
CROWNHAITAI Holdings	4,330	20
Dongwon *	6,216	149
Eusu Holdings	11,089	48
Fila Holdings Corp	36,553	1,054
Hanmi Science Co ltd	727	22
Hansol Holdings *	7,879	18
Heungkuk Fire & Marine Insurance *	12,490	46
HLB Inc *	477	29
Hyundai Motor Co	256	48
KB Financial Group Inc	406	19
Kia Corp *	1,179	110
KT&G Corp	18,971	1,325
Kukbo Design	1,270	14
LG Corp	17,459	1,228
LG H&H Co Ltd	4,905	1,175
Maeil Holdings	9,522	58

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mecaro *	1,068	$7
MegaStudy	4,696	39
Mirae Asset Life Insurance *	4,310	16
Miwon Chemicals	184	10
Muhak	5,967	23
Multicampus Co Ltd	1,570	43
NICE Holdings	2,655	26
Rayence *	2,918	20
Sajodaerim Corp	1,153	31
Samsung Electronics Co Ltd	28,504	1,571
SeAH Holdings	92	8
SGC e Tec E&C *	1,352	18
Shinsegae Food *	626	18
SK Hynix Inc	898	105
Tongyang Life Insurance Co Ltd *	6,809	30
WiSoL *	5,409	29
		7,384

Spain — 1.6%
ACS Actividades de Construccion y Servicios SA	929	38
Banco Santander SA	46,004	191
CaixaBank SA	5,926	27
Iberdrola SA *	6,232	72
Industria de Diseno Textil SA	46,266	2,053
		2,381

Sweden — 2.4%
AAK AB	1,372	30
Alfa Laval AB	919	35
Assa Abloy AB, Cl B	24,602	702
Atea *	4,441	52
Atlas Copco AB, Cl A	14,100	245
Castellum AB	2,544	31
Fastighets AB Balder, Cl B *	15,669	97
FM Mattsson Mora Group, Cl B	67	–
Hexagon AB, Cl B	47,313	555
Indutrade AB	1,347	36
Investor AB, Cl B	9,840	248
ITAB Shop Concept	16,439	31
Lindab International	2,341	49
Proact IT Group	4,524	47
Skandinaviska Enskilda Banken AB, Cl A	5,837	87
SKF AB, Cl B	3,452	75
Trelleborg AB, Cl B	809	30
Volvo AB, Cl B	48,939	1,348
Zinzino, Cl B	1,556	12
		3,710

Switzerland — 5.0%
ABB Ltd	17,008	787
Accelleron Industries AG	1,498	51
Adecco Group AG	1,639	66
Chocoladefabriken Lindt & Spruengli AG	7	86

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CPH Chemie & Papier Holding	133	$13
Givaudan SA	14	59
Klingelnberg	428	8
Kuehne + Nagel International AG	234	79
Logitech International SA	8,603	762
Novartis AG	7,730	786
Partners Group Holding AG	764	1,101
Phoenix Mecano *	35	18
Roche Holding AG	1,538	405
Sandoz Group AG *	131	4
Schindler Holding AG	429	113
Siegfried Holding AG *	42	42
Sika	1,802	523
Sonova Holding AG	455	141
Swatch Group AG/The, Cl B	4,731	1,121
Swiss Prime Site AG	238	23
Swissquote Group Holding SA	180	48
UBS Group AG	25,890	741
VAT Group AG	1,194	600
Zurich Insurance Group AG	55	29
		7,606

Taiwan — 3.9%
104 *	9,000	63
Accton Technology Corp	3,000	49
Acer Inc	119,000	170
Asia Tech Image *	43,000	93
ASROCK Inc	5,000	40
Asustek Computer Inc	35,000	504
Chicony Electronics Co Ltd	7,000	42
Chien Kuo Construction	39,000	22
Compal Electronics Inc	176,000	203
Compeq Manufacturing Co Ltd	12,000	29
CviLux	37,000	55
Eagle Cold Storage Enterprise	10,000	10
Elite Material Co Ltd *	3,000	47
Ennoconn Corp	14,000	132
Eva Airways Corp	33,000	33
Evergreen Marine Corp Taiwan Ltd	7,200	38
Forcecon Tech	19,000	103
Formosa Optical Technology	10,000	29
Fortune Electric Co Ltd	2,000	34
General Plastic Industrial Co Ltd	34,000	37
Genesis Technology	7,199	16
Global Lighting Technologies *	11,000	18
HIM International Music	7,000	24
Insyde Software *	18,000	167
Inventec	3,502	6
ITE Technology Inc *	22,000	115
Jia Wei Lifestyle	9,000	18
Kingwaytek Technology *	11,000	27
Lida Holdings	13,000	13
Lotes Co Ltd	8,000	259

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Makalot Industrial Co Ltd	3,000	$35
MediaTek Inc	2,000	72
Micro-Star International Co Ltd	12,000	73
Nishoku Technology	7,000	27
Nova Technology *	8,000	43
Novatek Microelectronics Corp	21,000	399
Powertech Technology Inc	8,000	40
Quanta Computer Inc	8,000	59
Realtek Semiconductor Corp	23,000	414
Rich Honour International Designs	20,000	37
San Fang Chemical Industry Co Ltd	17,000	14
Shih Her Technologies Inc	15,000	60
Simplo Technology Co Ltd	3,000	41
Sonix Technology	9,000	15
Tainan Enterprises Co Ltd	23,000	21
Taishin Financial Holding	1,890	1
Taiwan Semiconductor Manufacturing Co Ltd	19,000	415
Taiwan Semiconductor Manufacturing Co Ltd ADR	8,847	1,138
Tofu Restaurant	6,000	51
Topco Technologies	18,000	42
Tripod Technology Corp	4,000	26
TSC Auto ID Technology	5,499	41
Uni-President Enterprises Corp	52,000	126
Wah Hong Industrial	22,000	25
Well Shin Technology	38,000	65
Wholetech System Hitech	4,158	13
Wistron NeWeb Corp	54,647	265
WT Microelectronics Co Ltd	7,000	38
X-Legend Entertainment *	9,000	23
Ya Horng Electronic *	11,000	23
Yield Microelectronics Corp	2,285	9
Yuen Foong Yu Consumer Products	11,000	16
		6,063

Thailand — 0.7%
Bangkok Bank PCL	12,400	50
Bangkok Bank PCL NVDR	85,400	341
Bangkok Dusit Medical Services PCL NVDR	67,300	54
Central Pattana PCL NVDR	13,000	24
Interlink Communication NVDR	109,100	23
Kang Yong Electric	1,100	10
Krung Thai Bank PCL NVDR	64,900	29
Ladprao General Hospital	74,100	10
Lanna Resources	304,400	128
Lanna Resources PCL NVDR	138,600	58
Mermaid Maritime *	454,300	34
Namyong Terminal NVDR	335,700	43
Precise NVDR	195,200	17
PTT Exploration & Production PCL NVDR	21,200	89
Srivichai Vejvivat	44,600	10
Thai Oil PCL NVDR	1,962	3

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thai Stanley Electric PCL	7,500	$46
Thai Wah NVDR	24,100	2
Thantawan Industry	8,900	7
TMBThanachart Bank PCL NVDR	1,117,700	57
		1,035

Turkey — 0.2%
Agesa Hayat ve Emeklilik AS	33,709	69
Eldorado Gold Corp *	2,183	23
Migros Ticaret	663	10
Turk Hava Yollari AO *	4,078	37
Turkiye Is Bankasi AS, Cl C	75,522	27
Turkiye Petrol Rafinerileri AS	1,483	8
Yapi ve Kredi Bankasi AS	80,041	59
		233

United Arab Emirates — 0.3%
Abu Dhabi Islamic Bank PJSC	11,272	35
Abu Dhabi National Insurance PSC	6,055	10
Air Arabia PJSC	41,698	32
Emaar Properties PJSC	22,199	49
Emirates NBD Bank PJSC	30,198	150
Gulf Marine Services *	158,134	34
Orascom Construction	15,067	141
		451

United Kingdom — 9.8%
Allfunds Group Plc *	22,672	161
Barclays PLC	718,210	1,494
BP PLC	200,000	1,165
BP PLC ADR	3,570	125
Breedon Group PLC	26,575	124
Burberry Group PLC	64,234	1,044
Bytes Technology Group PLC	3,949	28
Centrica PLC	14,532	23
Cerillion	2,897	57
Costain Group	104,879	81
Diageo PLC	15,253	571
Diploma PLC	8,715	381
dotdigital group plc	13,500	16
Experian PLC	16,597	711
GSK PLC	59,368	1,250
Halma PLC	20,012	583
Hargreaves Services	5,863	39
Imperial Brands PLC	58,251	1,256
Investec PLC	72,074	450
ITV PLC	1,333,564	944
Johnson Service Group	58,844	106
Kier Group *	7,038	12
London Stock Exchange Group PLC	5,630	632
Macfarlane Group	19,861	31
Mears Group	59,243	265
Mercia Asset Management	42,073	16
Morgan Sindall Group PLC	2,919	87

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Norcros PLC	9,930	$22
NWF Group PLC	8,792	20
Odfjell Technology	8,162	47
Record	15,071	13
RELX PLC	19,558	856
Severfield	62,258	39
Standard Chartered PLC	130,000	1,098
Tatton Asset Management PLC	2,276	16
Victorian Plumbing Group	8,761	9
WPP PLC	135,000	1,208
XPS Pensions Group PLC	2,585	7
		14,987

United States — 5.0%
Accenture PLC, Cl A	2,574	965
Aon PLC, Cl A	3,251	1,027
CyberArk Software Ltd *	645	170
Harley-Davidson Inc	30,166	1,094
Intel Corp	23,180	998
Kyndryl Holdings Inc *	58,247	1,280
Monday.com Ltd *	993	221
Spotify Technology SA *	2,538	651
Western Union Co/The	89,464	1,200
		7,606

Total Common Stock
(Cost $131,640) ($ Thousands)		143,543

PREFERRED STOCK — 1.2%
Germany — 1.2%
Henkel AG & Co KGaA (B)	16,896	1,272
Sartorius AG (B)	1,569	594
		1,866

Total Preferred Stock
(Cost $1,941) ($ Thousands)		1,866

EXCHANGE TRADED FUNDS — 0.1%
United States — 0.1%
iShares Core MSCI EAFE ETF	871	63
iShares MSCI Emerging Markets ETF	655	26

Total Exchange Traded Funds
(Cost $88) ($ Thousands)		89

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	2,889,470	$2,889
Total Cash Equivalent
(Cost $2,889) ($ Thousands)		2,889
Total Investments in Securities — 96.6%
(Cost $136,558) ($ Thousands)		$148,387

A list of the open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	15	Mar-2024	$772	$794	$19
FTSE 100 Index	5	Mar-2024	478	483	3
Hang Seng Index	2	Mar-2024	214	210	(4)
S&P TSX 60 Index	3	Mar-2024	571	571	2
SPI 200 Index	4	Mar-2024	496	499	4
TOPIX Index	3	Mar-2024	529	537	6
			$3,060	$3,094	$30

A list of the open OTC swap agreement held by the Fund at February 29, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	U.S. Custom Basket of Securities	1 Month + 5.33%	ASSET RETURN	Annually	12/31/2049	USD	306	$423	$–	$423
								$423	$–	$423

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of February 29, 2024:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

21,000	TOYOTA MOTOR CORP	$385	$118	125.8%
475	ASML Holding N.V. New York Registry Share	358	91	116.8
6,300	ITOCHU CORP	259	12	84.5
286	MH MOET HENNESSY LOUIS VUITT	248	12	81.1
6,000	ORIENTAL LAND CO LTD	223	(17)	72.8
2,945	CRH PLC	198	44	64.8
968	AIR LIQUIDE	186	9	60.7
5,989	3I GROUP PLC	179	6	58.3
7,500	PAN PACIFIC INTERNATIONAL HOLDINGS CORP	178	(3)	58.1
2,300	STANTEC INC	175	15	57.2
12,900	SEVEN I HOLDINGS CO LTD	166	24	54.3
3,588	RELX PLC	138	18	45.0
9,408	NATIONAL GRID PLC	128	(6)	41.8
106,800	NIPPON TELEGRAPH TELEPHONE CORP	128	1	41.8
10,500	SANKYO CO LTD	125	(5)	40.8
2,666	EXPERIAN PLC	114	(1)	37.4
5,000	ANA HOLDINGS INC	109	-	35.6
1,469	RIO TINTO PLC	105	(12)	34.4
1,564	COCA-COLA EUROPACIFIC PARTNERS	105	2	34.3
755	FOMENTO ECONOMICO MEXICANO SAB	102	(9)	33.3
2,575	NN GROUP	100	15	32.7
1,100	HITACHI LTD	89	4	29.0

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Screened World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

4,100	TIS INC	$89	$3	29.0%
849	NEXT PLC	88	-	28.7
2,295	ACCOR SA	87	12	28.3
7,837	VIVENDI	86	2	27.9
1,751	SPECTRIS PLC	83	(6)	26.9
6,014	UNITE GROUP PLC/THE	80	(8)	26.0
2,366	SHELL PLC	78	(4)	25.4
35,927	TRITAX BIG BOX REIT PLC	75	(9)	24.6
22,650	MARKS & SPENCER GROUP PLC	75	(8)	24.6
10,233	RIGHTMOVE PLC	72	-	23.6
18,995	ROLLS-ROYCE HOLDINGS PLC	70	18	22.8
736	INTERCONTINENTAL HOTELS GROU	66	11	21.6
13,051	BRITISH LAND CO PLC	66	(9)	21.5
18,077	TESCO PLC	64	(1)	20.9
5,262	MEDIOBANCA	64	7	20.9
2,903	GSK PLC	61	-	20.0
1,380	WHITBREAD PLC	61	(4)	19.9
303	SCHNEIDER SA	59	9	19.3
1,100	TDK CORP	58	(1)	18.8
2,400	KUSURI NO AOKI HOLDINGS CO LTD	57	(7)	18.6
1,210	DIPLOMA PLC	55	(2)	17.9
620	KINGSPAN GROUP	55	1	17.8
586	PUBLICIS	53	8	17.4
646	LEG IMMOBILIEN SE	52	(5)	17.1
124,200	YTL CORPORATION	51	25	16.6
403	GAMES WORKSHOP GROUP PLC	50	(2)	16.4
3,509	CREDIT AGRICOLE	50	(3)	16.2
177	ICON PLC	49	7	16.0
178	SIKA FIN I	49	4	15.9
2,177	HIKMA PHARMACEUTICALS PLC	48	6	15.6
466	ROYAL BK CAN	46	(1)	14.9
3,049	SAGE GROUP PLC/THE	45	3	14.8
5,125	YELLOW CAKE PLC	40	(1)	13.1
343	LONDON STOCK EXCHANGE GROUP	39	(1)	12.8
2,679	BAE SYSTEMS PLC	36	6	11.8
1,173	COCA-COLA HBC AG-DI	34	2	11.1
444	JYP ENTERTAINMENT CORP	32	(8)	10.5
8,705	ASCENTIAL PLC	32	-	10.5
2,376	TAG IMMOBILIEN AG	32	(3)	10.4
24,581	CENTAMIN PLC	30	(2)	9.9
233	GTT	30	6	9.8
6,093	DOMINO'S PIZZA GROUP PLC	30	(4)	9.8
13,369	EMERALD RESOURCES NL	30	(6)	9.7
1,419	ELIS SA	29	3	9.5
221	ARM HOLDINGS PLC	29	2	9.5
908	RUSSEL METAL	29	1	9.4
11,372	LONDONMETRIC PROPERTY PLC	29	(3)	9.3
1,933	BIG YELLOW GROUP PLC	28	(4)	9.3
1,572	PERSIMMON PLC	27	-	8.9
225	ELIA GROUP SA/NV	27	(4)	8.8
940	HALMA PLC	27	-	8.8
1,379	CONSTELLIUM SE	27	-	8.7
2,467	WISE PLC - A	27	2	8.7
2,811	FABEGE	26	(4)	8.6
430	BERKELEY GROUP HOLDINGS/THE	26	(1)	8.6
3,128	LAND SECURITIES GROUP PLC	26	(2)	8.6
630	LA FRAN DJ	26	-	8.6
4,350	BP PLC	26	(1)	8.5
244	NOVARTIS AG	26	(2)	8.5
958	KLEPIERRE	26	(1)	8.3

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Screened World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

3,637	EASYJET PLC	$25	$-	8.3%
3,738	INVESTEC PLC	25	(2)	8.1
312	UNIBAIL-RODAMCO-WESTFIELD	23	-	7.6
4,763	DARKTRACE PLC	21	-	6.9

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swap as of February 29, 2024:

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(10,100)	SEKISUI HOUSE LTD	$(224)	$(2)	(73.0)%
(4,008)	BK NOVA SCOTIA	(186)	(10)	(60.7)
(12,800)	KYOCERA CORP	(183)	(4)	(59.7)
(4,400)	KAO CORP	(180)	15	(58.9)
(4,200)	AGC INC	(159)	10	(51.9)
(4,015)	EMERA INC	(149)	7	(48.6)
(7,600)	SEIKO EPSON CORP	(121)	(1)	(39.6)
(800)	FUJITSU LTD	(117)	(7)	(38.2)
(1,087)	CDN TIRE CP A	(115)	4	(37.6)
(1,000)	HIROSE ELECTRIC CO LTD	(115)	9	(37.4)
(3,400)	SUNTORY BEVERAGE FOOD LTD	(111)	-	(36.3)
(843)	SPIRAX-SARCO ENGINEERING PLC	(110)	1	(36.0)
(7,200)	SEINO HOLDINGS CO LTD	(105)	4	(34.1)
(14,300)	ASAHI KASEI CORP	(103)	4	(33.5)
(11,700)	RICOH CO LTD	(98)	1	(32.1)
(5,000)	ROHM CO LTD	(93)	9	(30.4)
(4,100)	DMG MORI CO LTD	(90)	(4)	(29.4)
(6,100)	SG HOLDINGS CO LTD	(88)	12	(28.7)
(16,400)	NSK LTD	(87)	(2)	(28.3)
(1,951)	QIAGEN NV	(85)	-	(27.9)
(11,100)	HAKUHODO DY HOLDINGS INC	(84)	(19)	(27.3)
(4,000)	OSAKA GAS CO LTD	(82)	3	(26.7)
(5,100)	ELECTRIC POWER DEVELOPMENT CO LTD	(82)	(1)	(26.6)
(11,600)	SHIMIZU CORP	(76)	10	(24.9)
(3,857)	EVONIK INDUSTR	(76)	5	(24.8)
(24,900)	YAMADA HOLDINGS CO LTD	(75)	4	(24.4)
(4,800)	UBE CORP	(75)	(5)	(24.4)
(6,500)	HULIC CO LTD	(68)	4	(22.3)
(1,946)	TENARIS SA	(68)	-	(22.3)
(2,400)	TAKEDA PHARMACEUTICAL CO LTD	(68)	(2)	(22.1)
(1,800)	ZENKOKU HOSHO CO LTD	(66)	1	(21.6)
(26,800)	SUMITOMO CHEMICAL CO LTD	(63)	9	(20.6)
(6,500)	VENTURE CORPORATION LTD	(63)	(4)	(20.6)
(4,900)	HASEKO CORP	(62)	1	(20.1)
(1,500)	HAMAMATSU PHOTONICS KK	(61)	7	(19.8)
(3,900)	SUMCO CORP	(60)	(1)	(19.6)
(6,500)	KS HOLDINGS CORP	(60)	4	(19.6)
(10,409)	SCHRODERS PLC	(58)	7	(18.9)
(5,600)	JAPAN POST BANK CO LTD	(57)	(2)	(18.7)
(4,600)	LIXIL CORP	(56)	(2)	(18.3)
(11,965)	MANDATUM OYJ/SH	(55)	2	(17.9)
(30,100)	SINGAPORE TELECOMMUNICATIONS	(54)	2	(17.7)
(3,000)	ONO PHARMACEUTICAL CO LTD	(54)	8	(17.6)
(2,664)	SUMITOMO MITSUI TRUST HOLDINGS INC	(51)	(3)	(16.6)
(6,809)	BEAZLEY IRELAND HOLDINGS PLC	(49)	(7)	(16.1)
(23,900)	SATS LTD	(48)	2	(15.8)
(2,100)	YAMAHA CORP	(48)	3	(15.7)
(1,017)	ASR NEDERLND AIW	(48)	1	(15.6)
(48,600)	SUNTEC REIT	(45)	2	(14.5)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Screened World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(668)	RB GLOBAL INC	$(44)	$(6)	(14.4)%
(2,055)	SAPUTO GP	(43)	1	(14.0)
(37,200)	MAPLETREE PAN ASIA COMMERCIAL	(42)	7	(13.9)
(3,833)	DAVIDE CAMPARI-MILANO NV	(42)	3	(13.7)
(1,800)	RINNAI CORP	(41)	(1)	(13.3)
(900)	OMRON CORP	(40)	7	(13.1)
(490)	KERRY GROUP	(40)	(3)	(12.9)
(300)	NITORI HOLDINGS CO LTD	(40)	(13)	(12.9)
(2,000)	NABTESCO CORP	(39)	7	(12.9)
(2,600)	JFE HOLDINGS INC	(39)	(3)	(12.8)
(3,824)	BILLERUD AB	(39)	7	(12.7)
(4,200)	LION CORP	(39)	2	(12.6)
(932)	ASX LTD	(39)	(1)	(12.6)
(2,487)	MEDIPAL HOLDINGS CORP	(38)	-	(12.4)
(25,000)	NEW WORLD DEV	(38)	-	(12.4)
(3,221)	TOMRA SYSTEMS	(38)	(5)	(12.3)
(900)	SHO-BOND HOLDINGS CO LTD	(37)	(1)	(12.2)
(700)	NIPPON EXPRESS HOLDINGS INC	(37)	-	(12.1)
(4,755)	CHARTER HALL GROUP	(37)	(2)	(12.1)
(63)	SWISSCOM N	(37)	1	(12.0)
(1,200)	MITSUBISHI LOGISTICS CORP	(37)	-	(12.0)
(2,400)	USHIO INC	(36)	5	(11.9)
(1,072)	SIGNIFY NV	(36)	8	(11.7)
(273)	REPLY SPA	(34)	(3)	(11.2)
(2,000)	DENKA CO LTD	(34)	2	(11.2)
(1,200)	KONINKLIJKE AHOLD DELHAIZE NV	(34)	(2)	(11.0)
(9,900)	HK LAND HOLDINGS	(33)	-	(10.9)
(3,837)	ST JAMES'S PLACE PLC	(33)	9	(10.8)
(1,500)	EXEO GROUP INC	(32)	-	(10.3)
(3,375)	PENNON GROUP PLC	(31)	3	(10.3)
(2,100)	OLYMPUS CORP	(31)	2	(10.2)
(2,928)	RS GROUP PLC	(31)	3	(10.1)
(4,247)	THE CHIBA BANK LTD	(31)	(3)	(10.1)
(2,985)	ELECTROLUX B	(31)	6	(10.1)
(2,843)	HOKUETSU CORP	(31)	3	(10.0)
(800)	JACCS CO LTD	(31)	2	(10.0)
(1,276)	WACOAL HOLDINGS CORP	(30)	(1)	(9.9)
(348)	CARGOJET INC	(30)	2	(9.7)
(2,467)	DAIDO STEEL CO LTD	(30)	1	(9.7)
(1,700)	FUJI CORP	(29)	1	(9.6)
(92)	SONOVA H AG ORD	(29)	1	(9.5)
(230)	REMY COINTREAU	(29)	5	(9.4)
(7,086)	BANK OF QUEENSLAND LTD	(29)	2	(9.4)
(1,696)	ANSELL LTD	(29)	2	(9.3)
(1,055)	JDE PEETS BV	(28)	4	(9.3)
(1,579)	NORTHLAND POWER INC	(28)	2	(9.3)
(700)	YASKAWA ELECTRIC CORP	(28)	-	(9.2)
(1,652)	SEEK LTD	(28)	-	(9.1)
(7,200)	OJI HOLDINGS CORP	(28)	-	(9.1)
(3,271)	HUSQVARNA B	(27)	2	(8.9)
(6,300)	RAKUTEN GROUP INC	(26)	(8)	(8.6)
(2,160)	BREMBO SPA	(26)	-	(8.6)
(2,975)	NOKIAN RENKAAT OYJ	(26)	(1)	(8.6)
(1,400)	HU GROUP HOLDINGS INC	(26)	2	(8.5)
(1,200)	SBI HOLDINGS INC	(26)	(6)	(8.4)
(182)	ALTEN	(26)	(1)	(8.4)
(268)	DSM FIRMENICH AG	(26)	(3)	(8.4)
(1,400)	JAPAN POST INSURANCE CO LTD	(25)	-	(8.3)
(1,563)	MARUBENI CORP	(25)	(1)	(8.0)
(343)	DKSH N	(22)	(3)	(7.3)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Screened World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(1,400)	FURUKAWA ELECTRIC CO LTD	$(22)	$(6)	(7.1)%
(466)	FLSMIDTH & CO.	(22)	-	(7.1)
(2,110)	KINNEVIK B	(21)	(1)	(6.9)
(1,460)	ISUZU MOTORS LTD	(21)	-	(6.8)
(2,086)	YAMAGUCHI FINANCIAL GROUP INC	(21)	-	(6.8)
(553)	ATS CORP	(21)	-	(6.7)
(13,773)	NATIONAL STORAGE REIT	(20)	-	(6.7)
(300)	SUMITOMO HEAVY IND LTD	(7)	(15)	(2.4)

Percentages are based on Net Assets of $153,616 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2024.

†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,234	$19,485	$(18,830)	$—	$—	$2,889	$93	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.2%
Australia — 0.5%
Computershare Ltd	15,942	$269
Fortescue Ltd	1,230	21
Goodman Group ‡	1,257	24
JB Hi-Fi Ltd	4,674	187
Rio Tinto Ltd	11,000	887
Steadfast Group	18,078	68
		1,456

Austria — 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,100	90

Belgium — 0.1%
Ageas SA/NV	1,600	68
Colruyt Group N.V	3,535	170
		238

Brazil — 0.9%
Banco do Brasil SA	90,000	1,050
Telefonica Brasil SA	120,500	1,324
		2,374

Canada — 1.8%
Alimentation Couche-Tard Inc	1,205	75
Barrick Gold Corp	59,269	865
Canadian Imperial Bank of Commerce	1,400	66
Canadian Tire Corp Ltd, Cl A	700	71
Celestica Inc *	4,563	194
Cogeco Communications Inc	1,500	66
Dollarama Inc	18,182	1,407
Element Fleet Management Corp	6,972	116
Fairfax Financial Holdings Ltd	26	28
Intact Financial Corp, Cl Common Subs. Receipt	538	89
Loblaw Cos Ltd	2,144	229
National Bank of Canada	4,810	376
Quebecor Inc, Cl B	4,263	100
Russel Metals Inc	1,056	35
Shopify Inc, Cl A *	1,781	136
Stantec Inc	4,269	357
Stella-Jones Inc	1,202	67
TMX Group Ltd	12,236	321
Toromont Industries Ltd	3,982	366
		4,964

China — 1.0%
Bank of Communications Co Ltd, Cl H	167,000	110
Beijing Enterprises Holdings Ltd	24,500	92
China Railway Signal & Communication Corp Ltd, Cl H	296,000	107
China Shenhua Energy Co Ltd, Cl H	28,000	108
China State Construction International Holdings Ltd	36,850	41
Li Auto, Cl A *	11,586	263

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
New Oriental Education & Technology Group Inc *	8,297	$79
Nongfu Spring Co Ltd, Cl H	1,600	9
PDD Holdings Inc ADR *	6,431	801
People's Insurance Co Group of China Ltd/The, Cl H	268,000	89
PetroChina Co Ltd, Cl H	955,514	753
Shougang Fushan Resources Group Ltd	264,000	110
Tencent Holdings Ltd	8,100	287
		2,849

Denmark — 1.1%
AP Moller - Maersk A/S, Cl B	700	991
Coloplast A/S, Cl B	2,636	350
Novo Nordisk A/S, Cl B	8,540	1,016
Pandora A/S	3,511	567
Scandinavian Tobacco Group A/S	5,200	96
		3,020

Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	90,076	213

Finland — 0.4%
Nokia Oyj	330,000	1,164

France — 2.0%
Bouygues SA	2,893	115
Carrefour SA	4,600	77
Credit Agricole SA	1,212	16
Danone SA	20,254	1,294
Dassault Aviation SA	5,940	1,176
Engie SA	1,561	25
Legrand SA	3,329	337
LVMH Moet Hennessy Louis Vuitton SE	697	636
Orange SA	7,700	88
Pernod Ricard SA	2,073	347
Publicis Groupe SA *	325	34
Societe BIC SA	17,746	1,283
SPIE SA	3,347	111
Technip Energies	3,363	73
TotalEnergies SE	1,900	121
		5,733

Georgia — 0.0%
TBC Bank Group PLC	1,589	60

Germany — 1.7%
Bayer AG	21,322	648
Bayerische Motoren Werke AG	173	20
Continental AG	18,383	1,474
Covestro AG	18,000	980
Deutsche Telekom AG	6,000	143
Heidelberg Materials AG	4,060	394
Rheinmetall AG	485	222
SAP SE	3,026	566

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Scout24 SE	5,348	$389
		4,836

Greece — 0.1%
JUMBO SA *	4,951	145

Hong Kong — 0.8%
AIA Group Ltd	29,600	241
Sun Hung Kai Properties Ltd	5,000	50
Swire Pacific Ltd, Cl A	125,000	1,036
VTech Holdings	154,300	892
		2,219

India — 1.2%
Aurobindo Pharma Ltd	9,964	124
Bajaj Auto Ltd	2,662	254
Bharat Electronics Ltd	18,619	46
Cholamandalam Investment and Finance	10,735	141
Colgate-Palmolive India Ltd	5,760	176
Cummins India	2,902	96
HDFC Asset Management Co Ltd	3,393	154
HDFC Bank Ltd ADR	7,815	418
ICICI Bank Ltd	922	12
Lupin	8,647	169
Oil India Ltd	37,200	245
Power Finance Corp Ltd	68,170	329
REC Ltd	38,730	206
Shriram Finance Ltd	10,442	307
Sun Pharmaceutical Industries	4,125	78
Trent	7,272	340
TVS Motor	3,210	83
Varun Beverages Ltd *	11,810	201
		3,379

Ireland — 0.3%
AIB Group PLC	199,554	926

Israel — 0.2%
Camtek *	1,227	98
Check Point Software Technologies Ltd *	3,477	558
		656

Italy — 0.1%
BFF Bank	3,681	43
Intesa Sanpaolo SpA	5,387	17
Mediobanca Banca di Credito Finanziario SpA	4,007	55
Snam SpA	3,202	15
Terna - Rete Elettrica Nazionale	1,119	9
UniCredit SpA	1,784	60
UnipolSai Assicurazioni SpA *	34,200	98
		297

Japan — 3.2%
AEON REIT Investment ‡	70	61

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alfresa Holdings Corp	7,059	$105
Brother Industries Ltd	59,600	999
Canon Inc	7,100	208
Credit Saison Co Ltd	6,264	122
Daiwa House Industry Co Ltd	24,485	708
DCM Holdings Co Ltd	2,900	28
FUJIFILM Holdings Corp	4,039	257
Honda Motor Co Ltd	21,600	257
Horiba Ltd	1,515	148
Hoya Corp	2,800	365
ITOCHU Corp	1,000	44
Itochu Enex Co Ltd	13,300	136
Japan Tobacco Inc	6,666	173
JFE Holdings Inc	1,200	20
Kajima Corp	16,174	300
KDDI Corp	1,900	58
Keyence Corp	800	374
Kinden Corp	5,497	94
K's Holdings Corp	7,900	68
Lawson Inc	1,107	76
M3 Inc	25,400	364
Marubeni Corp	3,800	63
MIRAIT ONE corp	8,300	104
Mitsubishi Corp	1,200	26
Mitsubishi Heavy Industries Ltd	1,769	140
Mitsui & Co Ltd	3,368	147
Mizuho Financial Group Inc	12,300	230
Nikon Corp	90,700	897
Nippon Telegraph & Telephone Corp	110,000	134
Nissin Foods Holdings Co Ltd	3,981	116
Otsuka Corp	4,688	206
Pigeon Corp	5,200	53
Rohto Pharmaceutical Co Ltd	7,006	142
Sankyo Co Ltd	8,070	92
SCREEN Holdings Co Ltd	3,392	425
Sekisui House	17,643	394
Senko Group Holdings Co Ltd	12,300	88
Shimano Inc	1,000	139
SHO-BOND Holdings	1,599	68
SMS Co Ltd	9,800	174
Sumitomo Corp	900	21
Toei Animation Co Ltd	1,300	161
Toyota Tsusho Corp	400	26
Yamazaki Baking	4,294	101
Zensho Holdings Co Ltd	3,758	165
		9,077

Luxembourg — 0.3%
SES SA, Cl A	145,239	941

Malaysia — 0.1%
Gamuda	44,752	50

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RHB Bank Bhd	82,700	$97
		147

Mexico — 0.2%
Arca Continental SAB de CV *	7,008	76
Coca-Cola Femsa SAB de CV *	9,277	90
Ternium SA ADR	11,400	462
		628

Netherlands — 1.5%
ASML Holding NV	728	686
Koninklijke Ahold Delhaize NV	6,600	197
Koninklijke Philips NV	58,089	1,163
NN Group NV	2,200	98
Redcare Pharmacy *	671	101
Shell PLC	35,700	1,122
Universal Music Group NV *	12,578	379
Wolters Kluwer NV	2,428	383
		4,129

Norway — 0.2%
Austevoll Seafood ASA	6,400	48
AutoStore Holdings Ltd *	60,544	97
Gjensidige Forsikring ASA	11,178	177
Orkla ASA	18,487	133
		455

Philippines — 0.0%
DMCI Holdings Inc	438,600	86

Poland — 0.0%
Budimex SA	556	102
CAPITEA *	158,863	24
		126

Portugal — 0.1%
Jeronimo Martins SGPS SA	5,934	142

Russia — 0.0%
Detsky Mir PJSC	101,061	–
Evraz PLC *	21,791	22
Gazprom Neft PJSC (A)	7,643	–
Gazprom PJSC (A)	125,045	–
Globaltrans Investment PLC GDR * (A)	27,819	–
HeadHunter Group PLC ADR * (A)	161	–
Inter RAO UES PJSC	2,649,312	–
Magnit PJSC	2,567	–
Magnitogorsk Iron & Steel Works PJSC	26,960	–
MD Medical Group Investments PLC GDR *	29,105	–
MMC Norilsk Nickel PJSC (A)	354	–
PhosAgro PJSC GDR * (A)	12,000	–
Rosneft Oil Co PJSC (A)	35,283	–
Sberbank of Russia PJSC	105,050	–
X5 Retail Group NV GDR *	10,491	–
		22

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Saudi Arabia — 0.1%
Etihad Etisalat Co *	4,688	$69
Saudi Aramco Base Oil *	1,298	58
		127

Singapore — 0.1%
Best World International Ltd *	24,994	30
DBS Group Holdings Ltd	3,500	87
Jardine Cycle & Carriage Ltd	5,900	112
United Overseas Bank Ltd	5,900	122
		351

South Africa — 0.9%
Anglo American PLC	42,029	904
Clicks Group Ltd	25,558	400
Tiger Brands Ltd	113,998	1,186
		2,490

South Korea — 2.1%
Fila Holdings Corp	32,448	936
Industrial Bank of Korea	14,800	156
KT Corp	3,800	112
KT&G Corp	16,300	1,138
LG Corp	15,777	1,110
LG H&H Co Ltd	3,950	946
Meritz Financial Group Inc	3,786	236
Samsung Electronics Co Ltd	22,965	1,266
SK Telecom Co Ltd	2,200	87
		5,987

Spain — 0.6%
Industria de Diseno Textil SA	39,675	1,761

Sweden — 0.4%
AddTech, Cl B	1,087	24
Assa Abloy AB, Cl B	14,849	424
Camurus *	1,206	53
Hexagon AB, Cl B	28,383	333
Saab, Cl B	1,346	106
Swedish Orphan Biovitrum AB *	4,565	113
		1,053

Switzerland — 0.7%
Novartis AG	2,900	295
Partners Group Holding AG	471	679
Sandoz Group AG *	580	18
Swatch Group AG/The, Cl B	3,022	716
VAT Group AG	689	346
		2,054

Taiwan — 0.9%
Chicony Electronics Co Ltd	39,000	231
Compal Electronics Inc	108,564	125
Hon Hai Precision Industry Co Ltd	38,000	124
Intai Technology	4,018	16
Lotes Co Ltd	5,000	162

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pou Chen Corp	79,000	$76
Quanta Computer Inc	97,132	713
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,322	685
Tripod Technology Corp	16,891	111
Universal Vision Biotechnology Co Ltd	798	8
Wistron Corp	38,184	140
WPG Holdings Ltd	69,190	203
		2,594

Thailand — 0.1%
Bangkok Bank PCL	26,500	106
Kiatnakin Phatra Bank PCL	46,300	66
		172

Turkey — 0.2%
Akbank TAS	109,599	146
BIM Birlesik Magazalar AS	7,321	91
Haci Omer Sabanci Holding AS	26,883	68
KOC Holding AS	11,594	62
Turkcell Iletisim Hizmetleri AS	18,483	40
Yapi ve Kredi Bankasi AS	76,669	57
		464

United Arab Emirates — 0.3%
Emaar Development PJSC	18,473	40
Emaar Properties PJSC	276,226	611
Emirates NBD Bank PJSC	53,855	268
		919

United Kingdom — 4.3%
3i Group PLC	1,946	61
Allfunds Group Plc *	13,413	95
BAE Systems PLC	34,294	539
Barclays PLC	500,000	1,040
BP PLC	190,000	1,107
British American Tobacco PLC	34,200	1,014
Burberry Group PLC	59,293	964
Cranswick PLC	1,410	69
Diageo PLC	9,036	339
Diploma PLC	5,150	225
Halma PLC	12,010	350
Imperial Brands PLC	43,700	942
Intermediate Capital Group PLC	3,165	77
ITV PLC	1,073,615	760
London Stock Exchange Group PLC	3,327	374
Marks & Spencer Group PLC	75,706	227
RELX PLC	11,726	513
Rolls-Royce Holdings PLC *	89,669	419
Sage Group PLC/The	3,393	53
Serco Group	32	–
Standard Chartered PLC	120,000	1,013
TechnipFMC PLC	16,226	352
Tesco PLC	31,538	111
Unilever PLC	8,106	397

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WPP PLC	123,000	$1,100
		12,141

United States — 65.6%
AAON Inc	1,583	133
Abercrombie & Fitch Co, Cl A *	1,784	228
Accenture PLC, Cl A	1,548	580
Adobe Inc *	2,084	1,168
Advance Auto Parts Inc	7,060	477
Aflac Inc	4,699	379
Akamai Technologies Inc *	2,367	263
Allison Transmission Holdings Inc	2,500	188
Allstate Corp/The	15,800	2,520
Ally Financial Inc	55,650	2,058
Alpha Metallurgical Resources Inc	2,790	1,053
Alphabet Inc, Cl A *	22,162	3,069
Altria Group Inc	4,000	164
Amdocs Ltd	2,500	228
American Axle & Manufacturing Holdings Inc *	51,860	359
American International Group Inc	10,500	765
Amgen Inc	800	219
Analog Devices Inc	6,705	1,286
Aon PLC, Cl A	1,956	618
Apollo Global Management Inc	9,641	1,078
Appfolio Inc, Cl A *	518	125
Apple Inc	6,346	1,147
Applied Materials Inc	154	31
Arch Capital Group Ltd *	561	49
Archer-Daniels-Midland Co	2,600	138
Archrock Inc	5,535	101
Arista Networks Inc *	2,070	575
Arrow Electronics Inc *	3,890	457
Arthur J Gallagher & Co	258	63
Asbury Automotive Group Inc *	1,960	409
AT&T Inc	136,900	2,318
AutoNation Inc *	2,890	433
AutoZone Inc *	1,128	3,391
Avnet Inc	12,910	601
Axon Enterprise Inc *	1,625	499
Badger Meter Inc	733	116
Bank of New York Mellon Corp/The	2,400	135
Becton Dickinson & Co	4,398	1,036
Berkshire Hathaway Inc, Cl B *	300	123
Berry Global Group Inc	1,400	81
Biogen Inc *	94	20
Blue Owl Capital Corp	6,200	93
BlueLinx Holdings Inc *	2,270	288
Bristol-Myers Squibb Co	5,200	264
Broadcom Inc	549	714
Broadridge Financial Solutions Inc	208	42
Brown & Brown Inc	7,000	589
BRP Inc	3,660	242

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Builders FirstSource Inc *	657	$128
Cadence Design Systems Inc *	2,334	710
Cardinal Health Inc	502	56
Carrier Global Corp	21,017	1,168
Cboe Global Markets Inc	2,410	463
Cencora Inc	16,883	3,978
Chevron Corp	15,200	2,311
Chubb Ltd	81	20
Cigna Group/The	180	60
Cintas Corp	507	319
Cisco Systems Inc	4,400	213
Citigroup Inc	29,900	1,659
Cleveland-Cliffs Inc *	35,990	749
CME Group Inc, Cl A	6,896	1,520
Cognizant Technology Solutions Corp, Cl A	1,200	95
Colgate-Palmolive Co	7,648	662
Comcast Corp, Cl A	7,300	313
Conagra Brands Inc	4,300	121
CRH PLC	25,279	2,102
Crowdstrike Holdings Inc, Cl A *	2,150	697
CSG Systems International Inc	2,200	120
Cummins Inc	600	161
CVS Health Corp	30,800	2,291
Dana Inc	23,120	289
Dayforce Inc *	2,654	185
Deckers Outdoor Corp *	1,100	985
Dell Technologies Inc, Cl C	10,278	973
Designer Brands Inc, Cl A	30,200	319
Dollar Tree Inc *	13,500	1,980
Dominion Energy Inc	31,900	1,526
Dow Inc	38,800	2,168
DR Horton Inc	8,569	1,281
DXC Technology Co *	20,220	442
Eagle Materials Inc	962	244
Eaton Corp PLC	3,375	975
eBay Inc	1,400	66
elf Beauty Inc *	2,534	528
Eli Lilly & Co	1,321	996
Employers Holdings Inc	2,200	101
Entergy Corp	800	81
Equitable Holdings Inc	81,000	2,773
Everest Group Ltd	287	106
Evergy Inc	1,500	74
Exelon Corp	598	21
Experian PLC	9,009	386
Exxon Mobil Corp	2,400	251
FactSet Research Systems Inc	2,427	1,123
Fair Isaac Corp *	985	1,251
FedEx Corp	6,400	1,593
Fidelity National Information Services Inc	27,000	1,868
Fiserv Inc *	2,229	333
Flex Ltd *	10,254	289

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Foot Locker Inc	18,510	$637
Ford Motor Co	5,900	73
Fox Corp	2,500	74
Frontier Group Holdings Inc *	72,790	505
General Electric Co	2,330	366
General Mills Inc	1,500	96
General Motors Co	8,910	365
G-III Apparel Group Ltd *	18,490	615
Gilead Sciences Inc	2,700	195
Goldman Sachs Group Inc/The	92	36
Goodyear Tire & Rubber Co/The *	28,780	342
Goosehead Insurance Inc, Cl A *	746	56
Graco Inc	14,512	1,324
Green Brick Partners Inc *	743	43
GSK PLC	138,384	2,914
Guidewire Software Inc *	2,946	352
H&R Block Inc	2,100	103
Harley-Davidson Inc	33,100	1,201
Hartford Financial Services Group Inc/The	2,900	278
HF Sinclair Corp	11,070	614
HubSpot Inc *	1,283	794
Huron Consulting Group Inc *	805	79
Insight Enterprises Inc *	600	113
Intel Corp	75,800	3,263
Inter Parfums Inc	414	61
International Business Machines Corp	17,900	3,312
Intuit Inc	78	52
J M Smucker Co/The	600	72
James Hardie Industries PLC *	19,271	762
Jazz Pharmaceuticals PLC *	600	71
JELD-WEN Holding Inc *	40,670	740
Johnson & Johnson	11,106	1,792
Juniper Networks Inc	1,800	67
Kellanova	2,700	149
Kenvue Inc	21,072	400
Kinsale Capital Group Inc	544	281
KLA Corp	94	64
Kraft Heinz Co/The	3,700	131
Kroger Co/The	5,400	268
Kyndryl Holdings Inc *	43,000	945
Lamb Weston Holdings Inc	2,258	231
Las Vegas Sands Corp	32,900	1,794
Lennox International Inc	1,220	575
Liberty Energy Inc, Cl A	24,800	530
Linde PLC	4,188	1,880
Lockheed Martin Corp	400	171
Loews Corp	177	13
Lowe's Cos Inc	8,083	1,945
Macy's Inc	26,520	463
Manhattan Associates Inc *	1,586	402
Marathon Petroleum Corp	300	51
Marsh & McLennan Cos Inc	487	98

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mastercard Inc, Cl A	5,465	$2,595
McKesson Corp	2,165	1,129
Medpace Holdings Inc *	943	375
Merck & Co Inc	21,300	2,708
Meta Platforms Inc, Cl A	6,142	3,010
Mettler-Toledo International Inc *	919	1,146
Microsoft Corp	13,419	5,551
Middleby Corp/The *	6,843	1,041
Molina Healthcare Inc *	29	11
Molson Coors Beverage Co, Cl B	2,700	169
Mondelez International Inc, Cl A	20,856	1,524
Moody's Corp	7,331	2,782
MSC Industrial Direct Co Inc, Cl A	700	71
MSCI Inc, Cl A	2,404	1,349
Murphy Oil Corp	25,500	1,012
Murphy USA Inc	593	247
National Fuel Gas Co	45,500	2,218
NetApp Inc	900	80
NewMarket Corp	340	218
NEXTracker Inc, Cl A *	1,786	100
NIKE Inc, Cl B	8,778	912
NiSource Inc	1,736	45
Nucor Corp	430	83
NVIDIA Corp	4,884	3,864
Oaktree Specialty Lending Corp	6,000	120
Oracle Corp	13,412	1,498
O'Reilly Automotive Inc *	1,050	1,142
Organon & Co	690	12
Oshkosh Corp	15,200	1,685
Otis Worldwide Corp	13,087	1,247
Otter Tail Corp	1,700	154
Owens Corning	2,469	370
Par Pacific Holdings Inc *	21,490	776
Parker-Hannifin Corp	1,291	691
PBF Energy Inc, Cl A	16,040	749
Penumbra Inc *	840	197
PepsiCo Inc	9,989	1,652
Petco Health & Wellness Co Inc, Cl A *	146,040	380
Pfizer Inc	4,900	130
Philip Morris International Inc	9,100	819
ProPetro Holding Corp *	46,460	344
Public Service Enterprise Group Inc	375	23
PVH Corp	1,400	191
Regency Centers Corp ‡	236	15
Reliance Inc	400	128
Rollins Inc	375	17
Roper Technologies Inc	2,874	1,566
Ryerson Holding Corp	11,140	352
Sanofi SA	13,900	1,322
Sealed Air Corp	900	31
Sensata Technologies Holding PLC	26,200	902
Sherwin-Williams Co/The	5,463	1,814

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Signify NV	45,000	$1,207
Snap-on Inc	300	83
Sonic Automotive Inc, Cl A	6,400	336
Sonoco Products Co	1,500	85
Southwest Airlines Co	15,110	518
Sportsman's Warehouse Holdings Inc *	37,410	135
Stellantis NV	846	22
Sterling Infrastructure Inc *	1,361	145
Stifel Financial Corp	14,400	1,092
Stryker Corp	5,264	1,837
Sun Communities Inc ‡	4,400	589
Super Micro Computer Inc *	498	431
Synchrony Financial	295	12
Synopsys Inc *	1,433	822
Tapestry Inc	33,700	1,602
TEGNA Inc	5,900	83
TJX Cos Inc/The	17,863	1,771
T-Mobile US Inc	500	82
Toll Brothers Inc	4,726	542
Trane Technologies PLC	7,013	1,977
Tyson Foods Inc, Cl A	50,650	2,747
United Airlines Holdings Inc *	9,790	445
United Natural Foods Inc *	29,060	454
United Therapeutics Corp *	8,700	1,963
UnitedHealth Group Inc	4,909	2,423
Verizon Communications Inc	6,300	252
Vertiv Holdings Co, Cl A	9,375	634
Vontier Corp	2,800	120
Walmart Inc	1,800	105
Warner Bros Discovery Inc *	70,400	619
Watts Water Technologies Inc, Cl A	1,085	221
Weatherford International PLC *	2,535	260
Wells Fargo & Co	34,100	1,896
Western Union Co/The	100,300	1,345
Whirlpool Corp	800	86
Wingstop Inc	1,210	425
WK Kellogg Co	675	10
WW Grainger Inc	46	45
Zumiez Inc *	11,090	195
		183,977

Total Common Stock
(Cost $211,329) ($ Thousands)		264,462

PREFERRED STOCK — 1.1%
Germany — 1.1%
Bayerische Motoren Werke AG, 6.320%	224	25
Henkel AG & Co KGaA (B)	17,438	1,313
Sartorius AG (B)	944	357
Volkswagen AG (B)	10,000	1,356
		3,051

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Russia — 0.0%
Sberbank of Russia PJSC (B)	147,000	$–

Total Preferred Stock
(Cost $3,530) ($ Thousands)		3,051

	Number of Warrants
WARRANTS — 0.0%
Thailand — 0.0%
Kiatnakin Phatra Bank, Expires 01/03/2027 *	3,858	–
Kiatnakin Phatra Bank, Expires 01/02/2025 *	3,858	–

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)

		–

Total Warrants
(Cost $—) ($ Thousands)		$–

	Shares
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	4,656,403	4,656
Total Cash Equivalent
(Cost $4,656) ($ Thousands)		4,656
Total Investments in Securities — 97.0%
(Cost $219,515) ($ Thousands)		$272,169

A list of open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	44	Mar-2024	$2,193	$2,331	$144
FTSE 100 Index	8	Mar-2024	771	771	–
Hang Seng Index	1	Mar-2024	106	105	(1)
MSCI Emerging Markets	43	Mar-2024	2,136	2,186	50
MSCI Singapore Index	3	Mar-2024	63	63	–
OMX Stockholm 30	9	Mar-2024	200	213	9
S&P TSX 60 Index	3	Mar-2024	564	570	10
SPI 200 Index	3	Mar-2024	360	374	18
TOPIX Index	6	Mar-2024	971	1,076	122
			7,364	7,689	352
Short Contracts
S&P 500 Index E-MINI	(3)	Mar-2024	$(762)	$(765)	$(3)
			$6,602	$6,924	$349

A list of the open forward foreign currency contracts held by the Fund at February 29, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/04/24	NZD	4	USD	2	$	$ —
Brown Brothers Harriman	03/04/24	USD	—	NZD	1		—
Brown Brothers Harriman	03/04/24	USD	4	NZD	7		—
Brown Brothers Harriman	03/04/24	USD	1	NOK	15		—
Brown Brothers Harriman	03/04/24	USD	24	NOK	254		—
Brown Brothers Harriman	03/04/24	USD	25	SGD	34		—
Brown Brothers Harriman	03/04/24	USD	17	SGD	23		—
Brown Brothers Harriman	03/04/24	SGD	17	USD	13		—
Brown Brothers Harriman	03/04/24	SGD	33	USD	25		—
Brown Brothers Harriman	03/04/24	USD	97	HKD	758		—
Brown Brothers Harriman	03/04/24	USD	77	SEK	804		1

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

World Select Equity Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/04/24	USD	46	SEK	479	$—
Brown Brothers Harriman	03/04/24	USD	112	DKK	774	1
Brown Brothers Harriman	03/04/24	USD	28	DKK	191	—
Brown Brothers Harriman	03/04/24	USD	51	AUD	79	—
Brown Brothers Harriman	03/04/24	USD	196	AUD	299	(1)
Brown Brothers Harriman	03/04/24	NOK	223	USD	21	—
Brown Brothers Harriman	03/04/24	NOK	56	USD	5	—
Brown Brothers Harriman	03/04/24	AUD	112	USD	73	—
Brown Brothers Harriman	03/04/24	AUD	168	USD	109	—
Brown Brothers Harriman	03/04/24	CHF	110	USD	125	1
Brown Brothers Harriman	03/04/24	CHF	204	USD	231	(1)
Brown Brothers Harriman	03/04/24	USD	160	CHF	141	—
Brown Brothers Harriman	03/04/24	USD	157	CHF	138	—
Brown Brothers Harriman	03/04/24	USD	380	CAD	513	(2)
Brown Brothers Harriman	03/04/24	GBP	42	USD	53	—
Brown Brothers Harriman	03/04/24	GBP	452	USD	569	(3)
Brown Brothers Harriman	03/04/24	CAD	496	USD	367	1
Brown Brothers Harriman	03/04/24	USD	479	GBP	381	2
Brown Brothers Harriman	03/04/24	USD	160	GBP	126	—
Brown Brothers Harriman	03/04/24	USD	566	JPY	85,008	2
Brown Brothers Harriman	03/04/24	USD	103	JPY	15,430	(1)
Brown Brothers Harriman	03/04/24	HKD	807	USD	103	—
Brown Brothers Harriman	03/04/24	SEK	303	USD	29	—
Brown Brothers Harriman	03/04/24	SEK	889	USD	85	(1)
Brown Brothers Harriman	03/04/24	DKK	351	USD	51	—
Brown Brothers Harriman	03/04/24	DKK	881	USD	127	(1)
Brown Brothers Harriman	03/04/24	EUR	316	USD	342	—
Brown Brothers Harriman	03/04/24	EUR	1,143	USD	1,229	(7)
Brown Brothers Harriman	03/04/24	USD	1,159	EUR	1,077	7
Brown Brothers Harriman	03/04/24	USD	338	EUR	312	—
Brown Brothers Harriman	03/04/24	JPY	11,080	USD	74	—
Brown Brothers Harriman	03/04/24	JPY	97,850	USD	652	(2)
						$(4)

Percentages are based on Net Assets of $280,512 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2024.
‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,664	$32,217	$(30,225)	$—	$—	$4,656	$230	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.6%
Argentina — 0.5%
Corp America Airports SA *	135,260	$1,964
Loma Negra Cia Industrial Argentina SA ADR	160,349	1,053
Telecom Argentina SA ADR	309,357	2,243
		5,260

Australia — 0.1%
SolGold PLC *	6,774,749	526

Austria — 0.1%
ANDRITZ AG	10,667	671

Bangladesh — 0.2%
BRAC Bank Ltd	5,064,606	1,971

Belgium — 0.1%
Cenergy Holdings SA	100,240	780

Brazil — 6.0%
Ambev SA	222,200	565
Arcos Dorados Holdings Inc, Cl A	121,230	1,438
B3 SA - Brasil Bolsa Balcao	83,000	214
Banco do Brasil SA	416,854	4,863
C&A MODAS *	643,900	1,215
Cia de Saneamento de Minas Gerais Copasa MG	64,000	267
Cia Siderurgica Nacional ADR	221,788	747
CPFL Energia SA	356,700	2,541
Dexco SA	765,700	1,256
Embraer SA ADR *	73,070	1,424
Equatorial Energia SA	132,700	912
Gerdau SA ADR	230,690	994
GPS Participacoes e Empreendimentos SA	367,600	1,321
Hapvida Participacoes e Investimentos S/A *	617,500	458
Itau Unibanco Holding SA ADR	1,226,248	8,363
Localiza Rent a Car SA	173,090	1,841
Lojas Renner SA	172,700	549
LWSA SA	437,900	492
Minerva SA/Brazil	87,300	120
Neoenergia	45,900	200
NU Holdings Ltd/Cayman Islands, Cl A *	370,199	4,102
Pagseguro Digital Ltd, Cl A *	34,645	482
Petroleo Brasileiro SA ADR, Cl A	680,037	10,996
Porto Seguro SA	169,700	975
Santos Brasil Participacoes SA	758,600	1,603
Sendas Distribuidora S/A	1,289,700	3,691
SLC Agricola SA	62,800	249
Suzano SA	58,100	661
TIM SA/Brazil	383,800	1,400
TOTVS SA	144,400	901
Ultrapar Participacoes ADR	127,541	755
Vale SA	134,400	1,814
		57,409

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Canada — 1.3%
Capstone Copper Corp *	302,527	$1,588
Celestica *	74,162	3,154
Ivanhoe Mines Ltd, Cl A *	625,051	6,650
Pan American Silver Corp	93,699	1,163
		12,555

Cayman Islands — 0.1%
Theon International *	82,544	1,071

Chile — 0.7%
Banco Santander Chile ADR	97,984	1,924
Enel Chile SA *	24,548,539	1,473
Parque Arauco SA	2,272,217	3,621
		7,018

China — 15.8%
37 Interactive Entertainment Network Technology Group Co Ltd, Cl A	541,500	1,466
Agricultural Bank of China Ltd, Cl H	9,363,000	3,851
Airtac International Group	79,719	3,052
Alibaba Group Holding Ltd	1,361,700	12,680
Alibaba Group Holding Ltd ADR	22,595	1,673
Autohome Inc ADR	16,519	429
Baidu Inc ADR *	58,943	5,973
Bank of China Ltd, Cl H	4,786,500	1,883
Bank of Communications Co Ltd, Cl H	1,219,100	800
Beijing Enterprises Holdings Ltd	196,500	740
Bosideng International Holdings Ltd	1,410,000	711
China Communications Services Corp Ltd, Cl H	2,558,000	1,088
China Construction Bank Corp, Cl H	8,536,000	5,321
China Everbright Bank Co Ltd, Cl H	1,894,500	593
China Galaxy Securities Co Ltd, Cl H	894,000	470
China Medical System Holdings Ltd	949,000	1,559
China Overseas Property Holdings Ltd	1,475,000	1,247
China Railway Group Ltd, Cl H	1,816,000	886
China Resources Land Ltd	1,878,000	5,781
China Resources Pharmaceutical Group Ltd	452,500	306
China State Construction International Holdings Ltd	250,000	279
China Taiping Insurance Holdings Co Ltd	283,400	247
Chongqing Brewery Co Ltd, Cl A	168,400	1,533
CITIC Ltd	718,000	725
Contemporary Amperex Technology Co Ltd, Cl A	7,056	160
COSCO SHIPPING Holdings Co Ltd, Cl H	1,006,550	1,085
Daqin Railway Co Ltd, Cl A	251,245	261
Dongfeng Motor Group Co Ltd, Cl H	346,000	148
Eastroc Beverage Group Co Ltd, Cl A	37,400	931
EEKA Fashion Holdings	365,500	635
FinVolution Group ADR	51,391	269
First Tractor, Cl H	1,386,000	1,083
Ganfeng Lithium Group Co Ltd, Cl A	165,200	920

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gree Electric Appliances of Zhuhai, Cl A	122,800	$667
Greentown China Holdings Ltd	268,500	216
Guangdong Xinbao Electrical Appliances Holdings, Cl A	130,800	266
Guangzhou Automobile Group Co Ltd, Cl H	2,744,000	1,188
Haidilao International Holding Ltd	381,000	698
Haier Smart Home Co Ltd, Cl H	1,803,400	5,505
Heilongjiang Agriculture, Cl A	411,700	711
Hello Group Inc ADR	35,878	236
Hisense Home Appliances Group Co Ltd, Cl A	115,799	480
Industrial & Commercial Bank of China Ltd, Cl H	4,685,000	2,418
iQIYI Inc ADR *	1,142,017	4,214
JD.com Inc, Cl A	160,100	1,821
Jiangxi Copper, Cl H	217,000	323
JinkoSolar Holding Co Ltd ADR	13,000	352
Jiumaojiu International Holdings Ltd	451,000	313
JOYY Inc ADR	3,966	125
Kingsoft Corp Ltd	226,600	632
Kunlun Energy Co Ltd	3,658,000	3,126
Kweichow Moutai Co Ltd, Cl A	6,875	1,620
Lenovo Group Ltd	1,914,000	2,120
Li Ning Co Ltd	846,500	2,111
Lufax Holding ADR	123,620	386
NetEase Inc	179,170	4,033
NetEase Inc ADR	9,389	1,013
Offshore Oil Engineering Co Ltd, Cl A	355,100	306
PDD Holdings Inc ADR *	18,520	2,307
PetroChina Co Ltd, Cl H	4,268,000	3,364
PICC Property & Casualty Co Ltd	4,532,000	6,206
Ping An Insurance Group Co of China Ltd, Cl H	1,317,900	5,909
Qifu Technology Inc ADR	55,102	851
Qingdao Haier Biomedical Co Ltd, Cl A	216,888	944
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	173,100	279
Shenzhen H&T Intelligent Control Co Ltd, Cl A	520,800	906
Shenzhen Mindray Bio-Medical Electronics Co Ltd, Cl A	16,000	643
Shenzhou International Group Holdings Ltd	356,500	2,939
Sinopharm Group Co Ltd, Cl H	155,600	436
Sinotruk Hong Kong Ltd	706,500	1,868
SooChow Securities Co Ltd, Cl A	947,200	961
TAL Education Group ADR *	140,195	2,065
Tencent Holdings Ltd	146,253	5,179
Tencent Music Entertainment Group ADR *	45,100	472
Tongcheng Travel Holdings Ltd *	684,400	1,727
Topsports International Holdings Ltd	1,438,093	977
TravelSky Technology Ltd, Cl H	714,000	855
Vipshop Holdings Ltd ADR	456,474	8,787
Weibo Corp ADR	45,300	413

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Weichai Power Co Ltd, Cl H	153,000	$301
Wuliangye Yibin Co Ltd, Cl A	14,479	286
WuXi AppTec Co Ltd, Cl H	220,644	1,373
Xinyi Solar Holdings Ltd	2,137,000	1,299
Yangzijiang Shipbuilding Holdings Ltd *	1,219,800	1,588
Yum China Holdings Inc	24,000	1,029
Yutong Bus Co Ltd, Cl A	178,700	464
Zhejiang Expressway Co Ltd, Cl H	586,000	448
Zhejiang Semir Garment Co Ltd, Cl A	298,192	230
Zhongsheng Group Holdings Ltd	381,000	699
ZJLD Group Inc *	972,200	1,143
ZTE Corp, Cl H	56,600	128
ZTO Express Cayman Inc ADR	48,734	935
		151,676

Colombia — 0.2%
Bancolombia SA ADR, Cl R	16,132	524
Gran Tierra Energy Inc *	314,423	1,681
		2,205

Czechia — 0.1%
WAG Payment Solutions PLC *	1,509,678	1,386

Egypt — 1.0%
Commercial International Bank Egypt SAE GDR	2,175,279	2,958
Energean PLC	497,093	6,414
		9,372

Georgia — 0.4%
TBC Bank Group PLC	99,706	3,733

Germany — 0.0%
AIXTRON SE	7,808	217

Ghana — 0.1%
Tullow Oil PLC *	2,661,939	948

Greece — 1.5%
Alpha Services and Holdings SA *	782,854	1,471
Athens International Airport *	79,893	752
Eurobank Ergasias Services and Holdings SA *	1,896,655	3,923
JUMBO SA *	25,060	733
Motor Oil Hellas Corinth Refineries SA	18,750	536
Mytilineos SA	7,976	311
National Bank of Greece SA *	349,664	2,741
OPAP SA	55,801	1,019
Piraeus Financial Holdings SA *	659,137	2,903
		14,389

Hong Kong — 0.6%
AIA Group Ltd	304,640	2,475
Hong Kong Exchanges & Clearing Ltd	38,842	1,204
Orient Overseas International Ltd	31,500	490
Techtronic Industries Co Ltd	117,500	1,272
		5,441

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hungary — 1.0%
MOL Hungarian Oil & Gas PLC	203,036	$1,615
OTP Bank Nyrt	105,370	5,050
Richter Gedeon Nyrt	109,623	2,917
		9,582

Iceland — 0.3%
Islandsbanki HF	3,752,037	2,892

India — 11.3%
Angel One Ltd	7,079	238
Ashok Leyland	164,362	337
Ashoka Buildcon *	658,426	1,479
Aster DM Healthcare Ltd *	274,114	1,558
Aurobindo Pharma Ltd	73,033	906
Bajaj Auto Ltd	10,382	990
Bank of Baroda	278,036	890
Bharat Electronics Ltd	900,482	2,227
Bharat Petroleum Corp Ltd	129,768	945
Brigade Enterprises Ltd	186,133	2,247
Canara Bank	158,302	1,078
Chambal Fertilisers and Chemicals	50,584	214
Chennai Petroleum Corp Ltd	53,474	570
Coal India Ltd	149,625	788
Colgate-Palmolive India Ltd	15,664	477
Computer Age Management Services	35,936	1,331
Craftsman Automation	12,698	641
CreditAccess Grameen Ltd *	78,488	1,392
Cyient Ltd	13,087	320
Divi's Laboratories Ltd	43,219	1,819
Dr Reddy's Laboratories Ltd	18,153	1,406
EPL Ltd	305,145	689
Exide Industries Ltd	510,794	1,973
Federal Bank Ltd	782,810	1,420
GAIL India Ltd	165,145	363
Genus Power Infrastructures Ltd	605,861	1,828
Global Health *	19,507	321
HCL Technologies Ltd	280,321	5,625
HDFC Asset Management Co Ltd	15,517	702
HDFC Bank Ltd	275,075	4,656
Hero MotoCorp Ltd	48,265	2,577
Hindalco Industries Ltd	5,278	32
Hindustan Aeronautics Ltd	13,839	515
ICICI Bank Ltd	240,156	3,048
ICICI Bank Ltd ADR	247,166	6,330
Indian Oil Corp Ltd	496,303	991
Infosys Ltd	73,983	1,494
Intellect Design Arena Ltd	33,222	443
IRB Infrastructure Developers	1,724,796	1,307
JK Tyre & Industries Ltd	83,084	522
Jyothy Labs Ltd	270,858	1,509
Kotak Mahindra Bank Ltd	111,425	2,270
KPIT Technologies Ltd	145,845	2,763
L&T Finance Holdings Ltd	179,825	363

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Larsen & Toubro Ltd	15,362	$644
Lemon Tree Hotels Ltd *	959,977	1,614
LIC Housing Finance Ltd	75,270	588
Mahindra & Mahindra Ltd	29,745	693
Manappuram Finance Ltd	253,168	538
Mrs Bectors Food Specialities Ltd	87,625	1,123
Narayana Hrudayalaya Ltd	122,900	1,989
Natco Pharma Ltd	24,908	299
NCC Ltd/India	178,637	532
Nippon Life India Asset Management	7,652	48
NTPC Ltd	213,717	865
Oil & Natural Gas Corp Ltd	325,451	1,039
PB Fintech Ltd *	90,513	1,274
Petronet LNG Ltd	670,666	2,212
Phoenix Mills Ltd/The	90,535	3,014
PNC Infratech Ltd	412,533	2,126
Power Finance Corp Ltd	161,562	781
Power Grid Corp of India Ltd	936,350	3,194
REC Ltd	307,421	1,639
Shriram Finance Ltd	132,958	3,910
Sobha Ltd	78,080	1,474
Tata Consultancy Services Ltd	32,253	1,593
Tata Motors Ltd	114,894	1,317
Thermax	50,197	2,202
Torrent Pharmaceuticals Ltd	26,897	865
UPL Ltd	451,222	2,556
VA Tech Wabag Ltd *	157,135	1,386
Varun Beverages Ltd *	233,062	3,959
Zomato Ltd *	577,991	1,153
		108,221

Indonesia — 4.6%
Ace Hardware Indonesia Tbk PT	27,260,000	1,448
Adaro Energy Indonesia Tbk PT	2,258,200	348
Astra International Tbk PT	1,222,100	406
Bank Central Asia Tbk PT	4,035,500	2,536
Bank Mandiri Persero Tbk PT	3,755,700	1,673
Bank Rakyat Indonesia Persero Tbk PT	25,622,176	9,986
Bank Syariah Indonesia	6,689,300	1,051
Bank Tabungan Negara Persero Tbk PT	6,295,700	573
Cisarua Mountain Dairy PT TBK	10,816,900	2,905
First Pacific Co Ltd	7,750,000	3,128
Indo Tambangraya Megah Tbk PT	110,500	184
Indosat Tbk PT	3,961,000	2,880
Jasa Marga Persero Tbk PT	5,082,500	1,755
Map Aktif Adiperkasa	13,603,200	952
Medikaloka Hermina Tbk PT	52,722,900	4,244
Pakuwon Jati Tbk PT	89,667,684	2,317
Perusahaan Gas Negara Tbk PT	2,562,500	178
Sumber Alfaria Trijaya Tbk PT	7,673,800	1,343
Trimegah Bangun Persada Tbk PT	55,861,139	3,199
Ultrajaya Milk Industry & Trading Co Tbk PT	27,622,400	2,935
		44,041

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Italy — 0.1%
Wizz Air Holdings Plc *	29,656	$802

Jordan — 0.1%
Hikma Pharmaceuticals PLC	36,462	907

Kazakhstan — 2.2%
Air Astana JSC GDR *	457,210	4,252
Halyk Savings Bank of Kazakhstan JSC GDR	500,399	8,607
Kaspi.KZ JSC ADR	10,949	1,138
NAC Kazatomprom JSC GDR	177,112	6,996
		20,993

Kenya — 0.2%
ARM Cement Ltd *	10	–
Equity Group Holdings PLC/Kenya	8,478,063	2,333
		2,333

Macao — 0.1%
MGM China Holdings Ltd *	372,400	602

Malaysia — 0.4%
Bermaz Auto Bhd	1,027,500	528
Bursa Malaysia Bhd	356,200	561
Dayang Enterprise Holdings	2,607,800	1,280
Gamuda	1,306,900	1,457
Sime Darby	442,600	253
		4,079

Mexico — 2.2%
BBB Foods, Cl A *	31,184	654
Coca-Cola Femsa SAB de CV	34,900	340
Coca-Cola Femsa SAB de CV ADR	5,490	533
Controladora Vuela Cia de Aviacion SAB de CV ADR *	64,847	469
Corp Inmobiliaria Vesta SAB de CV	250,700	879
Fibra Uno Administracion SA de CV ‡	313,900	565
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	85,355	1,260
Grupo Financiero Banorte SAB de CV, Cl O	862,200	8,907
Grupo Mexico SAB de CV, Ser B	152,300	742
Grupo Traxion SAB de CV, Cl A *	839,141	1,514
Promotora y Operadora de Infraestructura	94,280	983
Qualitas Controladora SAB de CV	197,000	2,210
Vista Energy SAB de CV ADR *	16,300	600
Wal-Mart de Mexico SAB de CV	353,190	1,409
		21,065

Netherlands — 0.2%
BE Semiconductor Industries NV	8,101	1,465

Nigeria — 0.9%
Airtel Africa PLC	717,797	861
Guaranty Trust Holding Co PLC	16,408,102	411
IHS Holding Ltd *	191,059	537
SEPLAT Energy PLC	3,037,908	5,380

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zenith Bank PLC	76,698,031	$1,699
		8,888

Pakistan — 0.4%
United Bank Ltd/Pakistan	6,175,348	4,239

Peru — 0.9%
Credicorp Ltd	29,092	4,971
Hochschild Mining PLC	2,951,159	3,461
		8,432

Philippines — 2.9%
Alliance Global Group Inc	7,584,100	1,392
Ayala Corp	309,759	3,736
Ayala Land Inc	5,943,100	3,700
BDO Unibank Inc	1,342,470	3,654
Century Pacific Food	2,273,600	1,355
GT Capital Holdings Inc	515,530	6,447
Robinsons Land Corp	11,829,700	3,447
Universal Robina Corp	1,812,080	3,772
		27,503

Poland — 1.0%
Bank Polska Kasa Opieki SA	25,801	1,119
Budimex SA	1,887	345
Dino Polska SA *	11,694	1,363
Grupa Pracuj	209,970	3,370
InPost *	60,141	939
Jastrzebska Spolka Weglowa SA *	18,780	194
KGHM Polska Miedz SA	78,058	2,110
LPP SA	70	315
		9,755

Qatar — 0.0%
Ooredoo QPSC	78,265	244

Russia — 0.0%
Gazprom PJSC ADR *(A)	503,042	–
LUKOIL PJSC ADR *(A)	107,182	–
Mobile TeleSystems PJSC ADR *	556,416	–
Moscow Exchange MICEX-RTS PJSC *	945,410	–
Ozon Holdings PLC ADR *	30,008	–
Sberbank of Russia PJSC ADR *(A)	93,380	–
Surgutneftegas PJSC ADR *	416,721	–
Yandex NV, Cl A *	50,933	–
		—

Saudi Arabia — 1.2%
AlKhorayef Water & Power Technologies Co *	3,634	235
Arab National Bank	51,117	380
Arabian Internet & Communications Services Co *	4,442	434
Banque Saudi Fransi *	37,470	381
Etihad Etisalat Co *	33,947	501
Leejam Sports Co JSC	7,034	404

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mouwasat Medical Services Co *	6,928	$228
National Medical Care Co	4,893	262
Saudi Arabian Oil Co	41,842	354
Saudi Aramco Base Oil *	9,902	444
Saudi Ground Services Co *	90,887	1,003
Saudi National Bank/The *	278,212	3,142
Saudi Telecom Co *	90,338	1,022
Savola Group/The	73,396	1,037
United Electronics Co	48,770	1,242
		11,069

Singapore — 0.2%
Grab Holdings Ltd, Cl A *	573,598	1,761

Slovenia — 0.9%
Nova Ljubljanska Banka dd GDR	385,000	8,333

South Africa — 2.0%
Aspen Pharmacare Holdings Ltd	79,303	810
Capitec Bank Holdings Ltd	16,460	1,731
Gold Fields Ltd	20,994	276
Kumba Iron Ore Ltd	30,172	845
Naspers, Cl N	80,553	13,249
Nedbank Group Ltd	82,171	939
Old Mutual Ltd	1,229,543	765
Remgro Ltd	50,685	384
Woolworths Holdings Ltd/South Africa	84,731	283
		19,282

South Korea — 9.3%
AfreecaTV Co Ltd	1,938	187
CJ CheilJedang Corp	8,662	1,948
Classys Inc	33,715	814
Coupang Inc, Cl A *	88,121	1,632
Coway Co Ltd	46,236	1,882
Daewoo Engineering & Construction Co Ltd *	74,579	223
DB HiTek Co Ltd	10,427	363
DB Insurance Co Ltd	6,554	486
DL E&C Co Ltd	25,916	720
Doosan Bobcat Inc	13,143	463
Eo Technics Co Ltd *	10,963	1,684
Eugene Technology Co Ltd	35,614	1,007
GS Holdings Corp	11,447	413
Hana Financial Group Inc	242,486	10,307
Hankook Tire & Technology Co Ltd	46,498	1,893
Hanwha Aerospace Co Ltd	3,843	541
Hanwha Corp	11,730	259
HD Hyundai Electric Co Ltd	5,557	519
HD Hyundai Infracore Co Ltd	54,877	332
HPSP Co Ltd	19,129	738
Hyundai Glovis Co Ltd	2,679	383
Hyundai Marine & Fire Insurance Co Ltd	11,856	280
Hyundai Mobis Co Ltd	5,441	991
Hyundai Steel Co	38,951	1,052

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jeisys Medical Inc	105,641	$626
KB Financial Group Inc	69,235	3,302
Kia Corp	143,415	13,409
KIWOOM Securities Co Ltd *	2,799	264
Korea Investment Holdings Co Ltd *	5,786	309
Korean Air Lines Co Ltd	59,520	1,028
KT Corp	26,353	774
KT&G Corp	2,942	205
LG Chem Ltd	5,988	2,037
LG Corp	13,127	924
LG Electronics Inc	54,263	3,867
LG Uplus Corp	243,208	1,885
LX INTERNATIONAL CORP	12,014	248
NH Investment & Securities Co Ltd *	253,311	2,233
NongShim Co Ltd	753	197
OCI Holdings Co Ltd	5,308	375
Pan Ocean Co Ltd	91,262	333
Park Systems Corp	7,817	1,011
PharmaResearch Co Ltd	3,141	222
Samsung C&T Corp	16,923	1,991
Samsung Electronics Co Ltd	389,302	21,459
Samsung Fire & Marine Insurance Co Ltd	1,770	396
Samsung Life Insurance Co Ltd	5,727	417
Samsung Securities Co Ltd	10,435	326
Shinsegae Inc	1,762	231
SOLUM *	12,404	270
WONIK IPS Co Ltd *	42,066	1,036
Youngone Corp *	7,949	263
		88,755

Switzerland — 0.1%
Avolta AG *	30,491	1,198

Taiwan — 12.4%
Accton Technology Corp	39,000	640
Alchip Technologies Ltd *	20,850	2,731
Arcadyan Technology Corp *	405,000	2,358
Asia Vital Components Co Ltd	190,686	3,209
ASPEED Technology Inc	12,030	1,041
Asustek Computer Inc	49,000	705
Bora Pharmaceuticals Co Ltd	17,000	360
Chicony Electronics Co Ltd	59,000	350
Compal Electronics Inc	317,000	366
CTBC Financial Holding Co Ltd	5,622,000	5,229
Delta Electronics Inc *	142,000	1,323
E Ink Holdings Inc *	129,000	1,004
Elan Microelectronics Corp *	353,000	1,854
Elite Material Co Ltd *	108,000	1,691
Ennoconn Corp	153,000	1,447
Eva Airways Corp	470,000	468
Evergreen Marine Corp Taiwan Ltd	154,800	811
Faraday Technology Corp *	60,000	735
Fitipower Integrated Technology Inc	21,650	165
Fositek	27,000	589

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fubon Financial Holding Co Ltd	609,488	$1,311
Gigabyte Technology Co Ltd	29,000	317
Global Mixed Mode Technology	10,000	82
Global Unichip Corp *	37,000	1,861
Gold Circuit Electronics Ltd	240,000	1,951
Hon Hai Precision Industry Co Ltd	914,912	2,981
Hu Lane Associate Inc	181,000	959
Ingentec Corp	1	–
International Games System Co Ltd	21,000	566
King Yuan Electronics Co Ltd *	703,000	1,975
Kinik *	158,000	1,290
Lite-On Technology Corp *	610,000	2,113
M31 Technology Corp	34,700	1,981
Macronix International Co Ltd	2,440,000	2,196
Makalot Industrial Co Ltd	63,000	740
MediaTek Inc	48,000	1,731
Micro-Star International Co Ltd	736,000	4,447
Nien Made Enterprise Co Ltd	104,000	1,216
Pou Chen Corp	301,000	290
Powertech Technology Inc	106,000	523
Quanta Computer Inc	232,000	1,703
Radiant Opto-Electronics Corp	93,000	434
Sercomm Corp	405,000	1,736
Simplo Technology Co Ltd	19,000	256
Sitronix Technology Corp	40,000	367
Taiwan Semiconductor Manufacturing Co Ltd	2,233,000	48,744
Taiwan Semiconductor Manufacturing Co Ltd ADR	14,429	1,857
Tripod Technology Corp	5,000	33
United Microelectronics Corp *	999,000	1,544
Visual Photonics Epitaxy Co Ltd *	327,000	1,691
Voltronic Power Technology Corp *	18,950	962
Wistron Corp	177,000	647
Wistron NeWeb Corp	100,000	486
Wiwynn Corp *	36,000	2,654
Yang Ming Marine Transport Corp	219,000	345
		119,065

Thailand — 1.8%
AP Thailand PCL	526,600	154
Bangchak Corp PCL	202,600	234
Bangkok Bank PCL	851,100	3,393
Bumrungrad Hospital PCL	70,300	439
Fabrinet *	14,079	3,035
Ichitan Group PCL NVDR	1,582,073	781
Kasikornbank PCL NVDR	1,194,900	4,098
PTT Exploration & Production PCL	443,800	1,869
PTT Oil & Retail Business PCL	3,350,200	1,691
PTT PCL NVDR	1,826,400	1,744
Sansiri PCL	5,098,500	262
		17,700

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Turkey — 1.5%
Akbank TAS	357,923	$477
Anadolu Efes Biracilik Ve Malt Sanayii AS	40,509	202
BIM Birlesik Magazalar AS	81,369	1,012
Dogus Otomotiv Servis ve Ticaret AS	51,091	437
Haci Omer Sabanci Holding AS	780,391	1,987
KOC Holding AS	321,526	1,732
Mavi Giyim Sanayi Ve Ticaret AS, Cl B	71,912	327
MLP Saglik Hizmetleri AS, Cl B *	267,621	1,466
TAB Gida Sanayi Ve Ticaret *	141,710	625
Turk Hava Yollari AO *	48,754	440
Yapi ve Kredi Bankasi AS	7,611,179	5,632
		14,337

United Arab Emirates — 2.1%
Burjeel Holdings PLC	2,091,301	1,754
Dubai Islamic Bank PJSC	759,450	1,332
Emaar Development PJSC	2,803,862	6,038
Emaar Properties PJSC	4,576,878	10,118
Emirates NBD Bank PJSC	114,731	572
		19,814

United Kingdom — 0.0%
Anglogold Ashanti	26,332	496

United States — 0.8%
EPAM Systems Inc *	10,345	3,149
Globant SA *	11,086	2,474
Laureate Education Inc, Cl A	56,257	754
Parade Technologies Ltd	33,000	1,060
		7,437

Vietnam — 2.2%
Ho Chi Minh City Development Joint Stock Commercial Bank	2,824,212	2,669
Hoa Phat Group JSC *	2,235,146	2,811
Military Commercial Joint Stock Bank	6,415,731	6,286
SSI Securities Corp	1,010,000	1,516
Vietnam Technological & Commercial Joint Stock Bank *	1,612,520	2,761
Vincom Retail JSC *	1,905,059	2,048
Vinhomes JSC *	1,522,700	2,681
		20,772

Zambia — 0.5%
First Quantum Minerals Ltd	544,430	5,158

Total Common Stock
(Cost $784,508) ($ Thousands)		887,848

PREFERRED STOCK — 2.0%
Brazil — 0.4%
Bradespar SA (B)	175,600	746
Cia Energetica de Minas Gerais (B)	307,979	739

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Marcopolo SA (B)	1,149,000	$2,017
		3,502

Colombia — 0.1%
Banco Davivienda SA (B)	215,784	1,132

South Korea — 1.5%
Hyundai Motor Co (B)	48,158	5,790
LG Chem Ltd (B)	10,638	2,397
LG Electronics Inc (B)	25,035	825
Samsung Electronics Co Ltd (B)	113,960	5,443
		14,455

Total Preferred Stock
(Cost $19,786) ($ Thousands)		19,089

FOREIGN COMMON STOCK — 0.1%
India — 0.1%
Union Bank of India Ltd	454,966	803

Total Foreign Common Stock
(Cost $618) ($ Thousands)		803

	Number of Rights
RIGHTS — 0.0%
Colombia — 0.0%
Banco Davivienda SA, Expires 03/18/2024 *	17,199	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	12,875,469	12,875
Total Cash Equivalent
(Cost $12,875) ($ Thousands)		12,875
Total Investments in Securities — 96.0%
(Cost $817,787) ($ Thousands)		$920,615

A list of the open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
MSCI Emerging Markets	282	Mar-2024	$14,529	$14,337	$(192)

	Percentages are based on Net Assets of $958,621 ($ Thousands).	(B)	No interest rate available.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.
(A)	Level 3 security in accordance with fair value hierarchy.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$15,345	$97,748	($100,218)	$—	$—	$12,875	$523	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 36.7%
Aerospace & Defense — 0.7%
Bleriot US Bidco Inc., 2023 Term Loan, 1st Lien
9.610%, CME Term SOFR + 4.000%, 10/30/2028 (A)	$996	$998
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
9.012%, CME Term SOFR + 3.500%, 08/03/2029 (A)	1,161	1,150
TransDigm Inc., Tranche H Term Loan, 1st Lien
8.598%, CME Term SOFR + 3.250%, 02/22/2027 (A)	639	641
TransDigm Inc., Tranche I Term Loan, 1st Lien
8.598%, CME Term SOFR + 3.250%, 08/24/2028 (A)	315	316
		3,105

Air Transport — 0.5%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.329%, CME Term SOFR + 4.750%, 04/20/2028 (A)	1,013	1,032
Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 1st Lien
7.320%, CME Term SOFR + 2.500%, 06/22/2028 (A)	773	773
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.770%, CME Term SOFR + 5.250%, 06/21/2027 (A)	634	652
		2,457

Automobile — 0.4%
Clarios Global LP, 2024 Refinancing Term Loan, 1st Lien
8.326%, CME Term SOFR + 3.000%, 05/06/2030 (A)	898	897
Wand Newco 3, Inc., 2024 Refinancing Term Loan, 1st Lien
9.076%, CME Term SOFR + 3.750%, 01/30/2031 (A)	868	869
		1,766

Automotive — 0.4%
Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan
9.441%, 04/06/2028	460	460
Belron Finance 2019 LLC, Dollar Second Incremental Loan, 1st Lien
7.829%, SOFRRATE + 2.500%, 10/30/2026 (A)	573	572

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Belron Finance US LLC, First Incremental Term Loan, 1st Lien
7.821%, 11/13/2025	$730	$730
Tenneco Inc., Term B Loan, 1st Lien
10.448%, CME Term SOFR + 5.000%, 11/17/2028 (A)	–	1
10.419%, CME Term SOFR + 5.000%, 11/17/2028 (A)	134	126
		1,889

Building & Development — 1.1%
Artera Services, LLC, Tranche C Term Loan, 1st Lien
9.814%, 02/15/2031 (B)	501	502
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
9.176%, CME Term SOFR + 3.750%, 11/23/2027 (A)	446	439
Crown Subsea Communications Holding, Inc., Initial Term, 1st Lien
10.067%, CME Term SOFR + 4.750%, 01/30/2031 (A)	721	724
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
8.941%, CME Term SOFR + 3.500%, 12/08/2025 (A)(B)	629	602
SRS Distribution Inc., 2021 Refinancing Term Loan, 1st Lien
8.941%, CME Term SOFR + 3.500%, 06/02/2028 (A)	238	238
SRS Distribution Inc., 2022 Refinancing Term Loan, 1st Lien
8.676%, CME Term SOFR + 3.500%, 06/02/2028 (A)	550	549
Summit Materials, LLC, Incremental Cov-Lite TLB
7.827%, CME Term SOFR + 2.500%, 01/12/2029 (A)	500	501
Tutor Perini Corp., Term Loan, 1st Lien
10.191%, SOFRRATE + 3.500%, 08/18/2027 (A)(C)	992	983
Wrench Group LLC, Initial Term Loan, 1st Lien
5.450%, 10/30/2028	275	275
		4,813

Buisness Equipment & Services — 0.4%
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
10.326%, CME Term SOFR + 5.000%, 08/18/2028 (A)(B)	1,053	1,053
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
9.183%, CME Term SOFR + 3.000%, 03/03/2025 (A)(B)	482	475

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AVSC Holding Corp., 2020 B-2 Term Loan, 1st Lien
10.926%, CME Term SOFR + 4.500%, 10/15/2026 (A)	$270	$265
		1,793

Business Equipment & Services — 4.7%
Access CIG, LLC, Initial Loan, 2nd Lien
13.392%, CME Term SOFR + 7.750%, 02/27/2026 (A)	89	89
AlixPartners LLP, Initial Dollar Term Loan, 1st Lien
7.941%, 02/04/2028	1,379	1,379
AVSC Holding Corp., Initial Term Loan, 2nd Lien
8.585%, LIBOR + 3.500%, 09/01/2025 (A)(B)(C)	415	386
BW Holding Inc., Initial Term Loan, 1st Lien
9.493%, CME Term SOFR + 4.000%, 12/14/2028 (A)	638	593
Chart Industries, Inc., Amendment No. 5 Term Loan
8.674%, CME Term SOFR + 3.250%, 03/15/2030 (A)	1,079	1,080
Corporation Service Company, Initial Tranche B USD Term Loan, 1st Lien
8.076%, 11/02/2029	236	236
Electron Bidco Inc., Initial Term Loan, 1st Lien
8.441%, CME Term SOFR + 3.000%, 11/01/2028 (A)	1,349	1,346
Ensono Inc, Initial Term Loan, 1st Lien
9.441%, CME Term SOFR + 4.000%, 05/26/2028 (A)	771	745
First Brands Group LLC, 2022-II Incremental Term Loan, 1st Lien
10.574%, CME Term SOFR + 5.000%, 03/30/2027 (A)	456	456
Imagine Learning, LLC, 2024 Term Loan
8.941%, CME Term SOFR + 3.500%, 12/21/2029 (A)	179	178
Iqvia Inc., Incremental Term B-4 Dollar Loan
7.348%, CME Term SOFR + 2.000%, 01/02/2031 (A)	580	582
Medline Borrower LP, Initial Dollar Term Loan, 1st Lien
8.441%, CME Term SOFR + 3.000%, 10/23/2028 (A)(B)	787	787
NASCAR Holdings LLC, Initial Term Loan, 1st Lien
7.941%, SOFRRATE + 2.750%, 10/19/2026 (A)	727	728

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Osmosis Buyer Limited, 2022 Refinancing Term B Loan, 1st Lien
9.080%, CME Term SOFR + 3.750%, 07/31/2028 (A)	$1,178	$1,174
Osmosis Buyer Limited, 2023 Incremental Delayed Draw Term Loan, 1st Lien
9.572%, CME Term SOFR + 4.250%, 07/31/2028 (A)	72	72
Project Castle Inc., Initial Term Loan, 1st Lien
10.848%, CME Term SOFR + 5.500%, 06/01/2029 (A)	66	60
10.830%, CME Term SOFR + 5.500%, 06/01/2029 (A)	1,099	991
R1 RCM Inc., Initial Term B Loan, 1st Lien
8.326%, 06/21/2029 (A)	403	403
Sedgwick Claims Management Services Inc., 2023 Term Loan, 1st Lien
9.076%, CME Term SOFR + 3.750%, 02/24/2028 (A)	985	986
Service Logic Acquisition Inc., Closing Date Initial Term Loan, 1st Lien
9.574%, CME Term SOFR + 4.000%, 10/29/2027 (A)(B)	1,103	1,102
Sharp Services, LLC, Initial Term Loan, 1st Lien
9.448%, CME Term SOFR + 4.000%, 12/31/2028 (A)	766	766
Sharp Services, LLC, Tranche B Term Loan, 1st Lien
9.848%, CME Term SOFR + 4.500%, 12/31/2028 (A)	250	250
Tempo Acquisition, LLC, Additional Fifth Incremental Term Loan, 1st Lien
8.076%, CME Term SOFR + 2.750%, 08/31/2028 (A)	371	372
TGG TS Acquisition Company, Term B Loan, 1st Lien
11.941%, CME Term SOFR + 6.500%, 12/14/2025 (A)	836	824
United Talent Agency LLC, Term B Loan, 1st Lien
9.441%, CME Term SOFR + 4.000%, 07/07/2028 (A)(C)	887	886
University Support Services LLC, 2021 Term Loan, 1st Lien
8.426%, 02/10/2029	491	489
Venga Finance S.a r.l., Initial Dollar Term Loan, 1st Lien
10.355%, CME Term SOFR + 4.750%, 06/28/2029 (A)	241	239

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Verscend Holding Corp., Term B-1 Loan, 1st Lien
9.441%, CME Term SOFR + 4.000%, 08/27/2025 (A)	$997	$996
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
8.191%, CME Term SOFR + 2.750%, 05/18/2025 (A)	1,985	1,982
		20,177

Cable & Satellite Television — 0.9%
Altice France S.A., USD TLB-[14] Loan, 1st Lien
10.814%, CME Term SOFR + 5.500%, 08/15/2028 (A)	1,133	1,045
Creative Artists Agency LLC, Term B Loan, 1st Lien
8.826%, CME Term SOFR + 3.500%, 11/27/2028 (A)	693	693
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
8.691%, CME Term SOFR + 3.250%, 08/19/2026 (A)(B)	1,224	1,171
Virgin Media Bristol LLC, Facility Y, 1st Lien
8.790%, CME Term SOFR + 3.250%, 03/31/2031 (A)	350	347
Virgin Media Bristol LLC, N Facility, 1st Lien
7.932%, CME Term SOFR + 2.500%, 01/31/2028 (A)	646	639
		3,895

Chemicals & Plastics — 1.0%
Aruba Investments Holdings LLC, Initial Term Loan, 2nd Lien
13.176%, CME Term SOFR + 7.750%, 11/24/2028 (A)	95	90
Cambrex Corporation, Tranche B-2 Dollar Term Loan, 1st Lien
8.926%, CME Term SOFR + 3.500%, 12/04/2026 (A)	658	645
Derby Buyer LLC, Initial Term Loan, 1st Lien
9.578%, CME Term SOFR + 4.250%, 11/01/2030 (A)	570	570
Flexsys Holdings, Inc., Initial Term Loan, 1st Lien
10.860%, CME Term SOFR + 4.000%, 11/01/2028 (A)	681	664
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
10.164%, CME Term SOFR + 4.750%, 10/15/2025 (A)	524	394

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
9.451%, CME Term SOFR + 4.000%, 03/16/2027 (A)	$94	$94
9.441%, CME Term SOFR + 4.000%, 03/16/2027 (A)	1,175	1,174
Wilsonart LLC, Tranche E Term Loan, 1st Lien
8.698%, CME Term SOFR + 3.250%, 12/31/2026 (A)(B)	1,194	1,193
		4,824

Conglomerates — 1.2%
Curian Global Inc., 2021 Term Loan, 1st Lien
9.163%, 08/30/2026	1,488	1,399
Ensemble RCM, LLC, Term B Loan, 1st Lien
8.317%, CME Term SOFR + 3.000%, 08/01/2029 (A)(B)	990	984
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
8.948%, CME Term SOFR + 3.500%, 10/01/2026 (A)	1,368	1,369
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
9.585%, CME Term SOFR + 4.000%, 08/20/2025 (A)(B)	597	517
Waystar Technologies, Inc., Initial Term Loan (2024), 1st Lien
9.326%, CME Term SOFR + 4.000%, 10/22/2029 (A)	1,101	1,101
		5,370

Containers & Glass Products — 1.1%
Charter Next Generation, Inc., Initial Term Loan (2024), 1st Lien
8.826%, 12/01/2027	751	750
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
9.110%, CME Term SOFR + 3.500%, 11/30/2027 (A)(B)	–	—
Pregis TopCo LLC, Initial Term Loan, 1st Lien
9.076%, CME Term SOFR + 3.750%, 07/31/2026 (A)(B)	1,194	1,194
Pretium PKG Holdings, Inc., Initial Term Loan, 1st Lien
9.530%, CME Term SOFR + 4.000%, 10/02/2028 (A)(B)	438	385
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
9.906%, CME Term SOFR + 4.600%, 10/02/2028 (A)(B)	678	597

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Pretium PKG Holdings, Inc., Third Amendment Tranche A Term Loan, 1st Lien
12.806%, CME Term SOFR + 5.000%, 10/02/2028 (A)	$405	$406
Trident TPI Holdings Inc., Tranche B-5 Initial Term Loan, 1st Lien
9.848%, CME Term SOFR + 4.500%, 09/15/2028 (A)	1,343	1,343
		4,675

Ecological Services & Equipment — 0.4%
Esdec Solar Group B.V., Initial Term Loan, 1st Lien
10.360%, CME Term SOFR + 4.750%, 08/30/2028 (A)(C)	637	602
GFL Environmental Inc., 2023-A Refinancing Term Loan
7.816%, CME Term SOFR + 2.500%, 05/31/2027 (A)	886	887
Win Waste Innovations Holdings Inc., Initial Term Loan, 1st Lien
8.191%, CME Term SOFR + 2.750%, 03/24/2028 (A)	655	599
		2,088

Electronics/Electrical — 5.1%
Applied Systems, Inc., Initial Term Loan (2024), 1st Lien
8.821%, CME Term SOFR + 3.500%, 02/24/2031 (A)(B)	868	872
Cloud Software Group, Inc., Dollar Term B Loan, 1st Lien
9.948%, CME Term SOFR + 4.500%, 03/30/2029 (A)	1,141	1,130
Conservice Midco, LLC, Seventh Amendment Refinancing Term Loan, 1st Lien
9.326%, 05/13/2027	404	405
Delta Topco, Inc., Initial Term Loan, 2nd Lien
12.621%, CME Term SOFR + 7.250%, 12/01/2028 (A)	659	657
Epicor Software Corporation (fka Eagle Parent Inc.), Term C Loan, 1st Lien
8.691%, CME Term SOFR + 3.250%, 07/30/2027 (A)	65	65
Epicor Software Corporation (fka Eagle Parent Inc.), Term D Loan, 1st Lien
9.076%, CME Term SOFR + 3.750%, 07/30/2027 (A)	775	778
Go Daddy Operating Company, LLC, Tranche B-6 Term Loan
7.326%, 11/09/2029	409	408

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Idera Inc., Term Loan, 2nd Lien
12.206%, 03/02/2029 (A)	$350	$340
Imprivata Inc., 2022-1 Incremental Term Loan, 1st Lien
9.563%, CME Term SOFR + 4.250%, 12/01/2027 (A)	486	487
Imprivata Inc., Initial Term Loan, 1st Lien
9.324%, CME Term SOFR + 3.750%, 12/01/2027 (A)(B)	–	—
Indemia Group S.A.S, Facility B5
9.573%, 09/30/2028	275	275
Instructure Holdings, Inc., Initial Term Loan, 1st Lien
8.093%, CME Term SOFR + 2.750%, 10/30/2028 (A)	620	617
Isolved, Inc., Closing Date Term Loan
9.484%, CME Term SOFR + 4.000%, 10/14/2030 (A)	640	641
Marcel Bidco LLC (Marcel Bidco GmbH)
9.828%, CME Term SOFR + 4.500%, 11/11/2030 (A)	1,143	1,144
McAfee Corp., Tranche B-1 Term Loan, 1st Lien
9.178%, CME Term SOFR + 3.750%, 03/01/2029 (A)	504	500
MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
9.576%, CME Term SOFR + 4.250%, 05/03/2028 (A)	690	678
Motus Group LLC, Initial Term Loan, 1st Lien
9.174%, CME Term SOFR + 3.750%, 12/11/2028 (A)	735	734
Netsmart Inc., Initial Term Loan, 1st Lien
9.191%, CME Term SOFR + 3.750%, 10/01/2027 (A)	1,450	1,450
Open Text Corporation, 2023 Replacement Term Loan, 1st Lien
8.176%, CME Term SOFR + 2.750%, 01/31/2030 (A)	1,294	1,295
Particle Luxembourg S.a.r.l., Initial Term Loan, 1st Lien
10.691%, SOFRRATE + 3.500%, 02/18/2027 (A)(C)	1,374	1,367
PointClickCare Technologies Inc., 2022 Term Loan, 1st Lien
9.348%, 12/29/2027 (C)	886	886
PointClickCare Technologies Inc., Initial Term Loan, 1st Lien
8.610%, CME Term SOFR + 3.000%, 12/29/2027 (A)	249	248

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Polaris Newco LLC, Dollar Term Loan, 1st Lien
9.574%, CME Term SOFR + 4.000%, 06/02/2028 (A)	$521	$509
Project Boost Purchaser LLC, 2021 Tranche 2 Term Loan, 1st Lien
8.941%, CME Term SOFR + 3.500%, 05/30/2026 (A)(B)	956	956
Project Boost Purchaser LLC, Tranche 1 Term Loan, 1st Lien
8.941%, CME Term SOFR + 3.500%, 06/01/2026 (A)	589	588
Quartz AcquireCo, LLC, Term Loan, 1st Lien
8.826%, CME Term SOFR + 3.500%, 06/28/2030 (A)	748	747
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.713%, CME Term SOFR + 4.250%, 02/01/2029 (A)	1,653	1,303
Sophia L.P., 2022 Incremental Term B-1 Loan, 1st Lien
9.583%, 10/07/2027	769	767
Sophia L.P., Closing Date Loan, 2nd Lien
13.426%, CME Term SOFR + 3.000%, 10/09/2028 (A)(C)	750	752
SS&C Technologies Holdings, Inc., Term B-6 Loan, 1st Lien
7.676%, CME Term SOFR + 2.250%, 03/22/2029 (A)	151	151
SS&C Technologies Holdings, Inc., Term B-7 Loan, 1st Lien
7.676%, CME Term SOFR + 2.250%, 03/22/2029 (A)	293	293
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1st Lien
8.067%, CME Term SOFR + 2.750%, 09/28/2029 (A)	908	907
		21,950

Financial Intermediaries — 2.1%
Apple Bidco LLC, Amendment No. 1 Term Loan, 1st Lien
8.826%, CME Term SOFR + 4.000%, 09/22/2028 (A)	486	487
Brown Group Holding LLC, Incremental Term B-2 Facility, 1st Lien
8.343%, CME Term SOFR + 3.750%, 07/02/2029 (A)	213	213
8.326%, CME Term SOFR + 3.750%, 07/02/2029 (A)	251	251
8.313%, CME Term SOFR + 3.750%, 07/02/2029 (A)	529	528

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Citco Funding LLC
8.422%, CME Term SOFR + 3.250%, 04/27/2028 (A)	$554	$554
GTCR W Merger Sub LLC, (USD) Term Loan B
8.326%, CME Term SOFR + 3.000%, 01/31/2031 (A)	655	657
HighTower Holding, LLC, Initial Term Loan, 1st Lien
9.586%, CME Term SOFR + 4.000%, 04/21/2028 (A)(B)	746	745
Husky Injection Molding Systems Ltd.
0.000%, 02/01/2029 (B)(D)	580	575
Husky Injection Molding Systems Ltd., Initial Term Loan, 1st Lien
8.441%, SOFRRATE + 3.000%, 03/28/2025 (A)	633	626
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Initial Term Loan, 1st Lien
8.688%, CME Term SOFR + 3.250%, 11/02/2027 (A)	979	977
Mirion Technologies (US Holdings), Inc., Initial Term Loan, 1st Lien
8.360%, CME Term SOFR + 2.750%, 10/20/2028 (A)	443	443
Propulsion (BC) Newco LLC, Initial Term Loan, 1st Lien
9.098%, CME Term SOFR + 3.750%, 09/14/2029 (A)(C)	1,106	1,104
Quirch Foods Holdings LLC, 2022-1 Incremental Term Loan, 1st Lien
10.387%, CME Term SOFR + 4.750%, 10/27/2027 (A)	1,093	1,091
Spring Education Group, Inc., Initial Term Loan
9.848%, CME Term SOFR + 4.500%, 10/04/2030 (A)	680	680
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
10.108%, CME Term SOFR + 4.500%, 12/04/2026 (A)	582	579
Victory Buyer LLC, Initial Term Loan, 1st Lien
9.342%, CME Term SOFR + 3.750%, 11/19/2028 (A)(C)	688	660
		10,170

Food Service — 1.4%
1011778 B.C. Unlimited Liability Company, Term B-5 Loan, 1st Lien
7.576%, CME Term SOFR + 2.250%, 09/20/2030 (A)	1,293	1,286

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
8th Avenue Food & Provisions, Inc., 2021 Incremental Term Loan, 1st Lien
10.191%, 10/01/2025 (A)	$833	$822
8th Avenue Food & Provisions, Inc., Term Loan, 1st Lien
9.191%, CME Term SOFR + 3.750%, 10/01/2025 (A)	189	186
Aramark Intermediate HoldCo Corporation, U.S. Term B-6 Loan, 1st Lien
7.941%, CME Term SOFR + 2.500%, 06/22/2030 (A)	924	922
BCPE Grill Parent, Inc., Initial Term Loan, 1st Lien
10.076%, CME Term SOFR + 4.750%, 09/30/2030 (A)(B)	299	295
Chobani LLC, 2020 New Term Loan, 1st Lien
8.941%, 10/25/2027	723	724
IRB Holding Corp., 2024 Replacement Term B Loan, 1st Lien
8.176%, CME Term SOFR + 2.750%, 12/15/2027 (A)	869	867
Max US Bidco Inc., Initial Term Loan, 1st Lien
10.348%, CME Term SOFR + 5.000%, 10/02/2030 (A)	260	238
Sigma Holdco B.V., Facility B7 (USD), 1st Lien
10.310%, SOFR + 4.750%, 01/02/2028 (A)(B)	279	276
		5,616

Food/Drug Retailers — 0.1%
US Foods Inc., Incremental B-2019 Term Loan, 1st Lien
7.441%, CME Term SOFR + 2.000%, 09/13/2026 (A)	350	350

Health Care — 5.0%
Bach Finance Limited, Existing Dollar Term Loan, 1st Lien
9.343%, CME Term SOFR + 4.000%, 01/31/2028 (A)	811	810
Bausch + Lomb Corp., First Incremental Term Loan
9.326%, CME Term SOFR + 4.000%, 09/29/2028 (A)	314	313
Bausch + Lomb Corp., Initial Term Loan, 1st Lien
8.671%, 05/10/2027 (A)	616	609
Bracket Intermediate Holding Corp., 2023 Refinancing Term Loan, 1st Lien
10.448%, CME Term SOFR + 5.000%, 05/08/2028 (A)	1,285	1,283

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Charlotte Buyer, Inc., Initial Term Loan B (First Lien)
10.568%, CME Term SOFR + 5.250%, 02/11/2028 (A)	$933	$934
CHPPR Midco Inc. , Initial Term Facility, 1st Lien
14.448%, CME Term SOFR + 9.100%, 12/28/2028 (A)	90	90
CNT Holdings I Corp, Initial Term Loan, 2nd Lien
8.817%, CME Term SOFR + 3.500%, 11/08/2027 (A)	1,101	1,100
Confluent Medical Technologies, Inc., Closing Date Term Loan, 1st Lien
9.098%, CME Term SOFR + 3.750%, 02/16/2029 (A)(C)	1,133	1,130
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
9.941%, CME Term SOFR + 4.500%, 02/04/2027 (A)	1,570	1,571
Fortrea Holdings Inc., Initial Term B Loan, 1st Lien
9.076%, CME Term SOFR + 3.750%, 07/01/2030 (A)	302	302
Gainwell Acquisition Corp., Term B Loan (Second Lien)
13.429%, CME Term SOFR + 8.000%, 10/02/2028 (A)	530	518
Gainwell Acquisition Corp., Term B Loan, 1st Lien
9.448%, CME Term SOFR + 4.000%, 10/01/2027 (A)	851	808
Global Medical Response Inc., 2018 New Term Loan, 1st Lien
9.824%, CME Term SOFR + 4.250%, 03/14/2025 (A)	410	359
Global Medical Response Inc., 2021 Refinancing Term Loan, 1st Lien
9.841%, CME Term SOFR + 4.250%, 10/02/2025 (A)	764	670
Icon Public Limited Company, Lux Term Loan, 1st Lien
7.860%, CME Term SOFR + 2.250%, 07/03/2028 (A)	786	787
Icon Public Limited Company, U.S. Term Loan, 1st Lien
7.860%, CME Term SOFR + 2.250%, 07/03/2028 (A)	196	196
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings), 2023 Refinancing Term Loan
11.087%, CME Term SOFR + 5.500%, 11/16/2028 (A)	874	874

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mamba Purchaser Inc., Initial Term Loan, 2nd Lien
11.941%, CME Term SOFR + 6.500%, 10/15/2029 (A)	$390	$383
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
8.310%, CME Term SOFR + 3.000%, 10/19/2027 (A)(C)	1,268	1,239
Option Care Health Inc., 2021 Refinancing Term Loan, 1st Lien
8.191%, CME Term SOFR + 2.750%, 10/27/2028 (A)	1,143	1,145
Phoenix Guarantor Inc., Tranche B-4 Term Loan, 1st Lien
8.576%, CME Term SOFR + 3.250%, 02/21/2031 (A)(B)	334	330
Precision Medicine Group, LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
8.448%, CME Term SOFR + 3.000%, 11/18/2027 (A)	634	619
Radnet Management, Inc., Initial Term Loan, 1st Lien
8.574%, CME Term SOFR + 3.000%, 04/23/2028 (A)	1,098	1,097
Select Medical Corporation, Tranche B-1 Term Loan, 1st Lien
8.326%, CME Term SOFR + 3.000%, 03/06/2027 (A)	260	260
Sotera Health Holdings, LLC, 1st Lien
8.191%, 12/11/2026 (A)	1,165	1,158
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
8.820%, CME Term SOFR + 3.500%, 12/19/2030 (A)(B)	622	623
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.576%, CME Term SOFR + 5.250%, 03/02/2027 (A)	2	2
10.563%, CME Term SOFR + 5.250%, 03/02/2027 (A)(B)	1,077	941
WCG Purchaser Corp., Initial Term Loan, 1st Lien
9.441%, CME Term SOFR + 4.000%, 01/08/2027 (A)	1,199	1,198
		21,349

Home Furnishings — 0.2%
Hunter Douglas Holdings B.V., Tranche B-1 Term Loan, 1st Lien
8.824%, CME Term SOFR + 3.500%, 02/26/2029 (A)	766	756
		756

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Industrial Equipment — 0.5%
EMRLD Borrower LP, Initial Term B Loan, 1st Lien
8.313%, CME Term SOFR + 3.000%, 05/31/2030 (A)	$600	$598
Gates Global LLC, Initial B-3 Dollar Term Loan, 1st Lien
7.926%, 03/31/2027 (A)(B)	209	209
TMK Hawk Parent, Corp., Initial Tranche B Loan
10.571%, 06/30/2029	502	481
TMK Hawk Parent, Corp., Term Loan (PIK)
11.000%, 12/15/2031	16	16
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
8.076%, CME Term SOFR + 2.750%, 01/27/2031 (A)	1,320	1,314
		2,618

Insurance — 1.9%
Acrisure, LLC, 2020 Term Loan, 1st Lien
8.941%, SOFRRATE + 3.500%, 02/15/2027 (A)	887	885
Alliant Holdings Intermediate, LLC, TLB-6 New Term Loan, 1st Lien
8.821%, CME Term SOFR + 3.500%, 11/06/2030 (A)	956	956
AmWINS Group Inc., February 2023 Incremental Term Loan, 1st Lien
8.191%, CME Term SOFR + 2.750%, 02/19/2028 (A)	602	601
Asurion, LLC, New B-11 Term Loan, 1st Lien
9.676%, CME Term SOFR + 4.250%, 08/19/2028 (A)	244	242
Asurion, LLC, New B-8 Term Loan, 1st Lien
8.691%, CME Term SOFR + 3.250%, 12/23/2026 (A)	868	862
Cross Financial Corp., Term B-2 Loan, 1st Lien
8.826%, CME Term SOFR + 3.500%, 09/15/2027 (A)	945	943
HIG Finance 2 Limited, 2023 Term Loan, 1st Lien
9.326%, CME Term SOFR + 4.000%, 04/18/2030 (A)	479	479
HIG Finance 2 Limited, 2024 Dollar Term Loan, 1st Lien
8.807%, CME Term SOFR + 3.500%, 02/15/2031 (A)	545	542
Hub International Limited, 2024 Incremental Term Loan, 1st Lien
8.574%, CME Term SOFR + 3.250%, 06/20/2030 (A)	1,320	1,319

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Ryan Specialty Group LLC, Initial Term Loan, 1st Lien
8.076%, 09/01/2027	$248	$248
USI, Inc., 2023 Second Funding New Term Loan
8.598%, CME Term SOFR + 3.250%, 09/27/2030 (A)	488	488
USI, Inc., 2023-B Term Loan, 1st Lien
8.348%, CME Term SOFR + 3.000%, 11/22/2029 (A)	717	716
		8,281

Leisure Goods/Activities/Movies — 2.4%
Alterra Mountain Company
0.000%, 05/31/2030 (B)(D)	195	195
Alterra Mountain Company, Series B-2 Term Loan, 1st Lien
8.941%, SOFRRATE + 4.000%, 08/17/2028 (A)	953	953
Alterra Mountain Company, Series B-3 Term Loan, 1st Lien
9.176%, 05/31/2030	278	278
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
10.610%, CME Term SOFR + 5.000%, 09/18/2026 (A)(B)	1,065	1,061
ECL Entertainment, LLC, Term B Facility Loan, 1st Lien
10.076%, CME Term SOFR + 4.750%, 09/03/2030 (A)	788	791
Equinox Holdings Inc., Incremental Term B-1 Loan, 1st Lien
8.610%, SOFRRATE + 3.000%, 03/08/2024 (A)	516	508
Equinox Holdings Inc., Term B-2 Loan, 1st Lien
14.610%, SOFRRATE + 4.250%, 03/08/2024 (A)	579	572
Fitness International, LLC, Term B Loan
10.576%, 02/12/2029	325	316
Formula One Management Limited, Facility B Loan, 1st Lien
7.598%, CME Term SOFR + 2.250%, 01/15/2030 (A)	1,107	1,105
Hard Rock Northern Indiana, Term Loan B, 1st Lien
9.748%, 12/11/2028	697	682
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
8.941%, CME Term SOFR + 3.500%, 09/29/2028 (A)	1,016	1,014

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Life Time, Inc., New 2023 Refinancing Term Loan, 1st Lien
9.824%, CME Term SOFR + 4.250%, 01/15/2026 (A)	$556	$559
Recess Holdings, Inc., Amendment No. 3 Term Loan, 1st Lien
9.843%, CME Term SOFR + 4.500%, 02/21/2030 (A)(B)	909	909
UFC Holdings LLC, Term B-3 Loan, 1st Lien
8.336%, SOFRRATE + 3.750%, 04/29/2026 (A)(B)	1,271	1,271
United PF Holdings, LLC, Initial Term Loan, 1st Lien
9.574%, CME Term SOFR + 4.000%, 12/30/2026 (A)	411	367
		10,581

Lodging & Casinos — 0.9%
Caesars Entertainment Inc., 2023 Incremental Term B Loan, 1st Lien
8.663%, CME Term SOFR + 3.250%, 02/06/2030 (A)	1,151	1,151
Four Seasons Holdings Inc., 2023 Repricing Term Loan, 1st Lien
7.933%, CME Term SOFR + 2.500%, 11/30/2029 (A)(B)	594	593
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
9.598%, CME Term SOFR + 4.250%, 08/01/2030 (A)	830	829
Station Casinos LLC, Term B-1 Facility Loan, 1st Lien
7.676%, CME Term SOFR + 2.250%, 02/08/2027 (A)	1,349	1,347
		3,920

Oil & Gas — 0.1%
CQP Holdco LP, Amendment No. 4 Refinancing Term Loan, 1st Lien
8.348%, CME Term SOFR + 3.000%, 12/31/2030 (A)	244	244

Oil & Gas — 0.6%
Discovery Energy Corp, Term Loan
0.000%, 01/30/2031 (B)(D)	440	430
GIP Pilot Acquisition Partners, L.P., Initial Term Loan, 1st Lien
8.327%, CME Term SOFR + 3.000%, 10/04/2030 (A)	235	235
ITT Holdings LLC, Third Amendment Incremental Term Loan
8.676%, CME Term SOFR + 3.250%, 10/05/2030 (A)	574	572

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
PG Investment Company 59 S.a r.l., Term Loan B
0.000%, 02/24/2031 (B)(D)	$575	$575
Prairie ECI Acquiror LP, Initial Term Loan, 1st Lien
10.176%, SOFRRATE + 4.750%, 03/11/2026 (A)	822	817
		2,629

Publishing — 0.5%
Century De Buyer LLC, Initial Term Loan, 1st Lien
9.317%, CME Term SOFR + 4.000%, 10/30/2030 (A)	1,200	1,204
Dun & Bradstreet Corporation, 2022 Incremental Term B-2 Loan (2024)
8.087%, 01/18/2029	970	967
		2,171

Retailers (Except Food & Drug) — 0.4%
Belfor Holdings Inc., Initial Tranche B-1 Term Loan, 1st Lien
9.076%, CME Term SOFR + 3.750%, 11/01/2030 (A)	814	815
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
8.426%, SOFRRATE + 4.000%, 05/14/2026 (A)	778	778
		1,593

Software & Service — 0.8%
CCC Information Services Inc., Initial Term Loan, 1st Lien
7.691%, 09/21/2028	744	741
Mosel Bidco SE, Facility B (USD), 1st Lien
10.098%, CME Term SOFR + 4.750%, 09/16/2030 (A)	1,148	1,149
Proofpoint Inc., Initial Loan, 2nd Lien
11.691%, CME Term SOFR + 6.250%, 08/31/2029 (A)(C)	863	861
Proofpoint Inc., Term Loan, 1st Lien
8.691%, CME Term SOFR + 3.250%, 08/31/2028 (A)	511	510
		3,261

Surface Transport — 0.4%
Dynasty Acquisition Co., Inc., 2023 Specified Refinancing Term B-1 Loan, 1st Lien
9.326%, CME Term SOFR + 4.000%, 08/24/2028 (A)	670	671

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Dynasty Acquisition Co., Inc., 2023 Specified Refinancing Term B-2 Loan, 1st Lien
9.326%, CME Term SOFR + 4.000%, 08/24/2028 (A)	$287	$288
Kenan Advantage Group, Inc., The, U.S. Term B-3 Loan, 1st Lien
9.076%, CME Term SOFR + 3.750%, 01/25/2029 (A)	340	339
		1,298

Telecommunications — 1.2%
Avaya Inc., Initial Term Loan, 1st Lien
13.826%, CME Term SOFR + 1.500%, 08/01/2028 (A)(B)	1,181	1,044
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
9.441%, CME Term SOFR + 4.000%, 12/01/2027 (A)	747	749
Iridium Satellite LLC, Term B-3 Loan, 1st Lien
7.826%, CME Term SOFR + 2.500%, 09/20/2030 (A)	713	712
Lumen Technologies Inc., Term A Loan, 1st Lien
7.441%, CME Term SOFR + 2.000%, 01/31/2025 (A)	327	301
VC GB Holdings I Corp, Initial Term Loan, 2nd Lien
12.360%, CME Term SOFR + 6.750%, 07/23/2029 (A)	689	671
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
8.441%, CME Term SOFR + 3.000%, 03/09/2027 (A)(B)	1,489	1,337
		4,814

Utilities — 0.3%
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
9.826%, CME Term SOFR + 4.500%, 05/17/2030 (A)	299	299
Traverse Midstream Partners LLC, Advance Term Loan, 1st Lien
8.817%, CME Term SOFR + 3.750%, 02/16/2028 (A)	780	780
		1,079

Total Loan Participations
(Cost $158,726) ($ Thousands)		159,532

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 28.0%
Automotive — 6.0%

American Credit Acceptance Receivables Trust, Ser 2021-3, Cl E
2.560%, 11/15/2027 (E)	$1,000	$962
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/2026 (E)	25	25
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/2026 (E)	29	29
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/2027 (E)	78	78
AmeriCredit Automobile Receivables Trust, Ser 2020-1, Cl C
1.590%, 10/20/2025	94	94
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	367	362
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	300	290
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl D
1.490%, 09/18/2026	225	214
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl B
0.680%, 10/19/2026	109	108
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl D
1.210%, 12/18/2026	540	509
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (E)	127	126
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/2027 (E)	71	70
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl B
2.680%, 08/20/2026 (E)	1,000	957
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (E)	108	108
BMW Vehicle Lease Trust, Ser 2024-1, Cl A2A
5.100%, 07/27/2026	80	80
BMW Vehicle Owner Trust, Ser 2023-A, Cl A2A
5.720%, 04/27/2026	95	95
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A1
5.776%, 11/15/2024	1	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A2
6.340%, 07/15/2026	$70	$70
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A2
5.820%, 09/15/2026	75	75
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	143	140
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A2
5.200%, 05/15/2026	56	56
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	2,000	1,986
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	120	120
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	1,500	1,504
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	62	59
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	31	29
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	86	81
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (E)	71	71
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (E)	39	39
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/2027 (E)	168	168
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A2
5.770%, 04/12/2027 (E)	55	55
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (E)	106	106
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (E)	119	116
Chesapeake Funding II LLC, Ser 2020-1A, Cl A1
0.870%, 08/15/2032 (E)	50	49
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (E)	167	167

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (E)	$190	$191
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (E)	115	115
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (E)	139	139
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (E)	122	123
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (E)	75	74
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/2027	189	187
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (E)	67	67
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (E)	134	134
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (E)	84	84
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A1
5.793%, 06/20/2024 (E)	5	5
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (E)	65	65
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (E)	17	17
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/2027	1,000	951
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A2
5.610%, 06/16/2025	1	1
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A2
5.870%, 11/17/2025	36	36
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.600%, 08/17/2026	100	100
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.070%, 12/15/2025	46	46
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl A2
5.530%, 10/15/2026	121	121
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (E)	40	38

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Fifth Third Auto Trust, Ser 2023-1, Cl A1
5.618%, 08/15/2024	$–	$–
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	229	229
First Investors Auto Owner Trust, Ser 2021-1A, Cl C
1.170%, 03/15/2027 (E)	610	597
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (E)	120	118
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (E)	17	17
Flagship Credit Auto Trust, Ser 2022-3, Cl A3
4.550%, 04/15/2027 (E)	290	288
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (E)	141	140
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (E)	122	122
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2A
5.240%, 07/15/2026	120	120
Ford Credit Auto Owner Trust, Ser 2020-2, Cl A
1.060%, 04/15/2033 (E)	950	888
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (E)	146	147
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl D
1.680%, 01/15/2027 (E)	1,456	1,421
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl A2
5.980%, 08/17/2026 (E)	62	62
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl A2
5.700%, 01/15/2027 (E)	110	109
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A2
5.570%, 02/16/2027 (E)	225	225
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A2A
5.270%, 06/20/2025	24	24
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A2A
5.440%, 10/20/2025	53	53
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	260	260
Hyundai Auto Lease Securitization Trust 2024-A, Ser 2024-A, Cl A2A
5.150%, 06/15/2026 (E)	145	145

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust, Ser 2021-C, Cl A4
0.480%, 09/15/2025 (E)	$88	$88
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A2A
5.470%, 09/15/2025 (E)	78	78
Hyundai Auto Receivables Trust, Ser 2020-B, Cl B
0.940%, 12/15/2025	125	123
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	175	175
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl C
0.969%, 12/26/2028 (E)	123	120
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl D
1.009%, 02/26/2029 (E)	413	400
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026 (E)	47	46
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/2026 (E)	109	109
LAD Auto Receivables Trust, Ser 2024-1A, Cl A2
5.440%, 11/16/2026 (E)	90	90
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (E)	98	95
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A2
5.240%, 11/17/2025	121	121
Navistar Financial Dealer Note Master Owner Trust II, Ser 2023-1, Cl A
6.180%, 08/25/2028 (E)	1,000	1,006
Nissan Auto Lease Trust, Ser 2023-B, Cl A2A
5.740%, 08/15/2025	67	67
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	185	185
Santander Bank - SBCLN, Ser 2021-1A, Cl B
1.833%, 12/15/2031 (E)	105	103
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (E)	474	474
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (E)	643	645
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/2027	1,675	1,608

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	$270	$262
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	41	41
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/2026	48	48
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/2027	337	338
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.710%, 02/16/2027	60	60
Santander Retail Auto Lease Trust, Ser 2022-A, Cl B
1.610%, 01/20/2026 (E)	175	171
SBNA Auto Lease Trust 2024-A, Ser 2024-A, Cl A2
5.450%, 01/20/2026 (E)	250	250
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (E)	145	146
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (E)	67	67
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (E)	70	70
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/2025 (E)	98	98
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/2025 (E)	140	140
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (E)	215	215
Toyota Lease Owner Trust 2024-A, Ser 2024-A, Cl A2A
5.330%, 07/20/2026 (E)	115	115
Toyota Lease Owner Trust, Ser 2023-B, Cl A2A
5.730%, 04/20/2026 (E)	175	176
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (E)	36	36
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/2025 (E)	–	–
USAA Auto Owner Trust, Ser 2023-A, Cl A2
5.830%, 07/15/2026 (E)	95	95
Volkswagen Auto Loan Enhanced Trust, Ser 2021-1, Cl A3
1.020%, 06/22/2026	–	–

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	$1,000	$998
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (E)	175	170
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (E)	155	155
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (E)	109	109
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (E)	100	101
World Omni Auto Receivables Trust, Ser 2020-C, Cl A4
0.610%, 10/15/2026	136	132
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A2A
5.470%, 11/17/2025	92	92
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	97	97
		26,173

Mortgage Related Securities — 0.4%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.854%, TSFR1M + 0.794%, 01/25/2035 (A)	11	11
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
7.310%, TSFR1M + 1.989%, 11/25/2050 (A)	184	200
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
6.335%, TSFR1M + 1.014%, 09/25/2034 (A)	527	536
Towd Point Mortgage Trust, Ser 2023-CES2, Cl A1A
7.294%, 10/25/2063 (A)(E)	960	982
		1,729

Non-Agency Mortgage-Backed Obligations — 1.0%

Cross 2024-H1 Mortgage Trust, Ser 2024-H1, Cl A3
6.490%, 12/25/2068 (E)(F)	847	844
OBX 2023-NQM8 Trust, Ser 2023-NQM8, Cl A1
7.045%, 09/25/2063 (E)(F)	237	240

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OBX 2024-NQM3 Trust, Ser 2024-NQM3, Cl A3
6.433%, 12/25/2063 (E)(F)	$740	$739
Toorak Mortgage Trust 2024-RRTL1, Ser 2024-RRTL1, Cl A1
6.597%, 02/25/2039 (E)(F)	1,200	1,201
Verus Securitization Trust 2024-2, Ser 2024-2, Cl A3
6.501%, 02/25/2069 (E)	820	821
Visio 2020-1 Trust, Ser 2020-1, Cl A3
3.521%, 08/25/2055 (A)(E)	230	208
		4,053

Other Asset-Backed Securities — 20.6%

Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (E)	14	14
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (E)	27	27
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (E)	12	12
Affirm Asset Securitization Trust, Ser 2023-X1, Cl A
7.110%, 11/15/2028 (E)	205	206
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (E)	700	633
Allegro CLO V, Ser 2021-1A, Cl AR
6.526%, TSFR3M + 1.212%, 10/16/2030 (A)(E)	839	840
Allegro CLO VII, Ser 2018-1A, Cl D
8.426%, TSFR3M + 3.112%, 06/13/2031 (A)(E)	400	384
AMMC CLO XI, Ser 2018-11A, Cl BR2
7.179%, TSFR3M + 1.862%, 04/30/2031 (A)(E)	1,000	999
AMMC CLO XI, Ser 2018-11A, Cl CR2
7.479%, TSFR3M + 2.162%, 04/30/2031 (A)(E)	700	696
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (E)	24	24
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl D
6.570%, 04/21/2031 (E)	500	498
Apidos CLO XII, Ser 2018-12A, Cl AR
6.656%, TSFR3M + 1.342%, 04/15/2031 (A)(E)	–	–
Apidos CLO XV, Ser 2018-15A, Cl A1RR
6.589%, TSFR3M + 1.272%, 04/20/2031 (A)(E)	369	369

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Apidos CLO XVIII, Ser 2018-18A, Cl A1
6.719%, TSFR3M + 1.402%, 10/22/2030 (A)(E)	$748	$748
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (E)	89	79
Ares XXXIIR CLO, Ser 2018-32RA, Cl A1B
6.769%, TSFR3M + 1.462%, 05/15/2030 (A)(E)	725	718
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (E)	11	11
Atrium XIII, Ser 2017-13A, Cl B
7.077%, TSFR3M + 1.762%, 11/21/2030 (A)(E)	700	695
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (E)	23	23
Bain Capital Credit CLO, Ser 2018-1A, Cl A1
6.537%, TSFR3M + 1.222%, 04/23/2031 (A)(E)	397	397
Ballyrock CLO, Ser 2018-1A, Cl A1
6.579%, TSFR3M + 1.262%, 04/20/2031 (A)(E)	523	523
Beacon Container Finance II LLC, Ser 2021-1A, Cl A
2.250%, 10/22/2046 (E)	613	540
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
6.526%, TSFR3M + 1.212%, 10/15/2030 (A)(E)	289	289
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl A2
6.729%, TSFR3M + 1.412%, 04/20/2031 (A)(E)	1,600	1,582
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (E)	124	121
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (E)	34	34
BlueMountain CLO XXIII, Ser 2018-23A, Cl C
7.729%, TSFR3M + 2.412%, 10/20/2031 (A)(E)	800	787
BRAVO Residential Funding Trust, Ser 2021-HE1, Cl A1
6.072%, SOFR30A + 0.750%, 01/25/2070 (A)(E)	1,165	1,165
BRAVO Residential Funding Trust, Ser 2021-HE2, Cl A3
6.372%, SOFR30A + 1.050%, 11/25/2069 (A)(E)	664	660
BRE Grand Islander Timeshare Issuer LLC, Ser 2017-1A, Cl A
2.940%, 05/25/2029 (E)	958	934

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (E)	$549	$524
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A2
6.894%, TSFR3M + 1.587%, 05/15/2031 (A)(E)	1,000	993
Carlyle Global Market Strategies CLO, Ser 2018-4RA, Cl A2
7.176%, TSFR3M + 1.862%, 07/15/2030 (A)(E)	500	499
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
6.559%, TSFR3M + 1.242%, 07/20/2031 (A)(E)	273	273
Carlyle US CLO, Ser 2021-2A, Cl A1R
6.629%, TSFR3M + 1.312%, 07/20/2031 (A)(E)	1,222	1,223
Carlyle US CLO, Ser 2021-2A, Cl A2R
7.179%, TSFR3M + 1.862%, 07/20/2031 (A)(E)	1,000	1,000
Carlyle US CLO, Ser 2021-3A, Cl BR
7.579%, TSFR3M + 2.262%, 07/20/2029 (A)(E)	500	500
CARS-DB4 LP, Ser 2020-1A, Cl A4
3.190%, 02/15/2050 (E)	1,529	1,473
CARS-DB4 LP, Ser 2020-1A, Cl B1
4.170%, 02/15/2050 (E)	400	385
Catskill Park CLO, Ser 2017-1A, Cl A1B
6.929%, TSFR3M + 1.612%, 04/20/2029 (A)(E)	1,000	1,000
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (E)	6	6
Cedar Funding X CLO, Ser 2021-10A, Cl CR
7.629%, TSFR3M + 2.312%, 10/20/2032 (A)(E)	450	449
CF Hippolyta Issuer LLC, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (E)	989	920
CIFC Funding, Ser 2017-5A, Cl B
7.428%, TSFR3M + 2.112%, 11/16/2030 (A)(E)	500	496
CIFC Funding, Ser 2018-3A, Cl AR
6.441%, TSFR3M + 1.132%, 04/19/2029 (A)(E)	504	504
CIFC Funding, Ser 2018-4A, Cl A1
6.728%, TSFR3M + 1.412%, 10/17/2031 (A)(E)	694	694
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	52	51
Crown City CLO IV, Ser 2022-4A, Cl D
13.218%, TSFR3M + 7.900%, 10/20/2033 (A)(E)	500	496

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/2025	$170	$170
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (E)	358	346
DB Master Finance LLC, Ser 2021-1A, Cl A2I
2.045%, 11/20/2051 (E)	679	619
Dell Equipment Finance Trust, Ser 2021-2, Cl A3
0.530%, 12/22/2026 (E)	19	19
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (E)	100	100
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (E)	100	100
Denali Capital CLO XI, Ser 2018-1A, Cl A2RR
7.229%, TSFR3M + 1.912%, 10/20/2028 (A)(E)	77	77
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (E)	42	41
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (E)	98	98
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl C
3.475%, 04/15/2049 (E)	400	347
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (E)	89	89
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (E)	197	191
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (E)	37	37
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (E)	93	93
DLLST LLC, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (E)	51	51
DLLST, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (E)	50	50
Domino's Pizza Master Issuer LLC, Ser 2017-1A, Cl A23
4.118%, 07/25/2047 (E)	1,152	1,102
DRIVEN BRANDS FUNDING LLC, Ser 2019-1A, Cl A2
4.641%, 04/20/2049 (E)	1,520	1,469
ECMC Group Student Loan Trust, Ser 2020-3A, Cl A1B
6.436%, SOFR30A + 1.114%, 01/27/2070 (A)(E)	520	517
Elara HGV Timeshare Issuer LLC, Ser 2017-A, Cl A
2.690%, 03/25/2030 (E)	208	202

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Elara HGV Timeshare Issuer LLC, Ser 2019-A, Cl A
2.610%, 01/25/2034 (E)	$704	$670
Elara HGV Timeshare Issuer LLC, Ser 2023-A, Cl A
6.160%, 02/25/2038 (E)	862	875
Elevation CLO, Ser 2017-2A, Cl A1R
6.808%, TSFR3M + 1.492%, 10/15/2029 (A)(E)	375	376
ExteNet LLC, Ser 2019-1A, Cl A2
3.204%, 07/25/2049 (E)	2,000	1,970
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (E)	12	12
FNA VII LLC, Ser 2023-1A, Cl A1
6.900%, 04/15/2038 (E)	846	840
Goldentree Loan Management US CLO 2, Ser 2021-2A, Cl AR
6.489%, TSFR3M + 1.172%, 11/20/2030 (A)(E)	166	166
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-1A, Cl A
7.308%, SOFR90A + 1.950%, 09/01/2026 (A)(E)	2,000	2,007
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-2A, Cl A
7.608%, SOFR90A + 2.250%, 03/01/2027 (A)(E)	1,000	1,009
Granite Park Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.510%, 05/20/2030 (E)	165	166
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (E)	100	100
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (E)	135	135
Hilton Grand Vacations Trust, Ser 2022-1D, Cl B
4.100%, 06/20/2034 (E)	782	749
Hilton Grand Vacations Trust, Ser 2023-1A, Cl B
6.110%, 01/25/2038 (E)	–	–
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (E)	100	100
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (E)	105	105
Invitation Homes Trust, Ser 2018-SFR4, Cl C
6.833%, TSFR1M + 1.514%, 01/17/2038 (A)(E)	2,000	1,997
ITE Rail Fund Levered, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (E)	530	469
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	370	370

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
6.485%, TSFR1M + 1.164%, 11/25/2050 (A)	$1,201	$1,192
KKR CLO 12, Ser 2018-12, Cl AR2A
6.711%, TSFR3M + 1.397%, 10/15/2030 (A)(E)	350	350
KKR CLO 20, Ser 2017-20, Cl B
7.126%, TSFR3M + 1.812%, 10/16/2030 (A)(E)	636	635
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (E)	275	275
Kubota Credit Owner Trust, Ser 2024-1A, Cl A2
5.390%, 01/15/2027 (E)	180	180
LCM XXIV, Ser 2021-24A, Cl AR
6.559%, TSFR3M + 1.242%, 03/20/2030 (A)(E)	162	163
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.579%, TSFR3M + 1.262%, 07/21/2030 (A)(E)	234	235
Madison Park Funding XXIV, Ser 2019-24A, Cl BR
7.329%, TSFR3M + 2.012%, 10/20/2029 (A)(E)	1,250	1,252
Magnetite XV, Ser 2018-15A, Cl CR
7.386%, TSFR3M + 2.062%, 07/25/2031 (A)(E)	500	498
Magnetite XVIII, Ser 2018-18A, Cl BR
7.069%, TSFR3M + 1.762%, 11/15/2028 (A)(E)	1,000	995
Marlette Funding Trust, Ser 2023-2A, Cl A
6.040%, 06/15/2033 (E)	84	84
Marlette Funding Trust, Ser 2023-3A, Cl A
6.490%, 09/15/2033 (E)	97	97
MetroNet Infrastructure Issuer LLC, Ser 2022-1A, Cl B
7.460%, 10/20/2052 (E)	500	487
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
6.185%, TSFR1M + 0.864%, 01/25/2061 (A)	643	626
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
6.135%, TSFR1M + 0.814%, 03/25/2061 (A)	2,021	1,962
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (E)	125	123

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (E)	$144	$144
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (E)	195	194
Mountain View CLO LLC, Ser 2020-1A, Cl AR
6.666%, TSFR3M + 1.352%, 10/16/2029 (A)(E)	364	365
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1B
6.432%, TSFR1M + 1.114%, 04/15/2069 (A)(E)	899	895
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (E)	303	283
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (E)	524	482
Navient Student Loan Trust, Ser 2021-1A, Cl A1B
6.036%, SOFR30A + 0.714%, 12/26/2069 (A)(E)	–	–
Navient Student Loan Trust, Ser 2021-2A, Cl A1B
5.986%, SOFR30A + 0.664%, 02/25/2070 (A)(E)	–	–
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (E)	681	689
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053 (E)	990	1,003
Neuberger Berman CLO XIV, Ser 2020-14A, Cl BR2
7.081%, TSFR3M + 1.762%, 01/28/2030 (A)(E)	1,000	1,000
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
6.490%, TSFR3M + 1.192%, 10/18/2029 (A)(E)	544	545
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
6.480%, TSFR3M + 1.182%, 10/18/2030 (A)(E)	376	376
New Hampshire Higher Education Loan, Ser 2020-1, Cl A1B
6.635%, TSFR1M + 1.314%, 09/25/2060 (A)	546	546
Nyctl Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (E)	47	46
Oxford Finance Funding LLC, Ser 2020-1A, Cl A2
3.101%, 02/15/2028 (E)	289	280

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO, Ser 2022-3A, Cl A1
7.118%, TSFR3M + 1.800%, 07/20/2035 (A)(E)	$1,450	$1,451
Palmer Square Loan Funding, Ser 2021-2A, Cl A2
6.831%, TSFR3M + 1.512%, 05/20/2029 (A)(E)	250	250
Palmer Square Loan Funding, Ser 2021-3A, Cl A1
6.379%, TSFR3M + 1.062%, 07/20/2029 (A)(E)	113	113
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
6.376%, TSFR3M + 1.062%, 10/15/2029 (A)(E)	349	349
Palmer Square Loan Funding, Ser 2022-2A, Cl A2
7.214%, TSFR3M + 1.900%, 10/15/2030 (A)(E)	1,460	1,462
PFS Financing, Ser 2021-A, Cl A
0.710%, 04/15/2026 (E)	300	298
Prodigy Finance DAC, Ser 2021-1A, Cl A
6.685%, TSFR1M + 1.364%, 07/25/2051 (A)(E)	638	636
Prosper Marketplace Issuance Trust Series, Ser 2023-1A, Cl A
7.060%, 07/16/2029 (E)	67	67
ReadyCap Lending Small Business Loan Trust, Ser 2019-2, Cl A
8.000%, PRIME + -0.500%, 12/27/2044 (A)(E)	221	221
Regatta X Funding, Ser 2017-3A, Cl B
7.028%, TSFR3M + 1.712%, 01/17/2031 (A)(E)	1,250	1,245
Retained Vantage Data Centers Issuer LLC, Ser 2023-1A, Cl A2A
5.000%, 09/15/2048 (E)	500	472
Saratoga Investment Senior Loan Fund, Ser 2022-1A, Cl D
11.928%, TSFR3M + 6.610%, 10/20/2033 (A)(E)	300	299
SCF Equipment Leasing 2023-1 LLC, Ser 2023-1A, Cl A3
6.170%, 05/20/2032 (E)	1,000	1,026
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (E)	185	187
SMB Private Education Loan Trust, Ser 2018-C, Cl A2B
6.182%, TSFR1M + 0.864%, 11/15/2035 (A)(E)	963	956

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
6.432%, TSFR1M + 1.114%, 06/15/2037 (A)(E)	$612	$613
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2B
6.285%, TSFR1M + 0.964%, 09/15/2054 (A)(E)	1,687	1,670
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2B
6.285%, TSFR1M + 0.964%, 09/15/2054 (A)(E)	1,618	1,612
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
6.162%, TSFR1M + 0.844%, 01/15/2053 (A)(E)	1,651	1,634
STAR Trust, Ser 2021-SFR1, Cl C
6.483%, TSFR1M + 1.164%, 04/17/2038 (A)(E)	1,000	982
STAR Trust, Ser 2021-SFR1, Cl D
6.733%, TSFR1M + 1.414%, 04/17/2038 (A)(E)	1,000	975
STAR Trust, Ser 2021-SFR2, Cl C
7.032%, TSFR1M + 1.714%, 01/17/2039 (A)(E)	3,000	2,972
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
6.435%, TSFR1M + 1.114%, 09/25/2034 (A)	2,042	1,979
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
6.390%, TSFR1M + 1.054%, 09/25/2034 (A)	688	675
Symphony Static CLO I, Ser 2021-1A, Cl A
6.416%, TSFR3M + 1.092%, 10/25/2029 (A)(E)	941	942
Symphony Static CLO I, Ser 2021-1A, Cl B
7.036%, TSFR3M + 1.712%, 10/25/2029 (A)(E)	250	250
Taco Bell Funding LLC, Ser 2016-1A, Cl A23
4.970%, 05/25/2046 (E)	759	748
TCI-Flatiron CLO, Ser 2017-1A, Cl B
7.141%, TSFR3M + 1.822%, 11/18/2030 (A)(E)	500	499
TICP CLO IX, Ser 2018-9A, Cl A
6.719%, TSFR3M + 1.402%, 01/20/2031 (A)(E)	456	456
TIF Funding II LLC, Ser 2021-1A, Cl A
1.650%, 02/20/2046 (E)	756	650
Towd Point HE Trust, Ser 2021-HE1, Cl A1
0.918%, 02/25/2063 (A)(E)	545	519

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Trimaran Cavu, Ser 2019-1A, Cl D
9.729%, TSFR3M + 4.412%, 07/20/2032 (A)(E)	$600	$597
Trinity Rail Leasing LLC, Ser 2021-1A, Cl A
2.260%, 07/19/2051 (E)	448	395
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (E)	100	100
Vibrant CLO VI, Ser 2021-6A, Cl AR
6.582%, TSFR3M + 1.212%, 06/20/2029 (A)(E)	45	44
Voya CLO, Ser 2018-3A, Cl A2R
6.960%, TSFR3M + 1.662%, 10/18/2031 (A)(E)	818	811
Voya CLO, Ser 2020-2A, Cl A1RR
6.598%, TSFR3M + 1.282%, 04/17/2030 (A)(E)	158	158
VSE VOI Mortgage LLC, Ser 2017-A, Cl A
2.330%, 03/20/2035 (E)	268	267
Westgate Resorts LLC, Ser 2020-1A, Cl A
2.713%, 03/20/2034 (E)	221	219
Westgate Resorts LLC, Ser 2023-1A, Cl B
6.440%, 12/20/2037 (E)	849	841
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (E)	15	15
Wingstop Funding LLC, Ser 2020-1A, Cl A2
2.841%, 12/05/2050 (E)	690	623
		89,608

Total Asset-Backed Securities
(Cost $121,169) ($ Thousands)		121,563

MORTGAGE-BACKED SECURITIES — 27.5%
Agency Mortgage-Backed Obligations — 1.2%
FHLMC ARM
6.456%, RFUCCT1Y + 2.470%, 03/01/2036(A)	410	411
5.690%, H15T1Y + 2.250%, 06/01/2035(A)	296	304
FHLMC REMIC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	349	342
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.722%, SOFR30A + 2.400%, 02/25/2042(A)(E)	1,000	1,021
FNMA
6.000%, 09/01/2039 to 04/01/2040	191	197
3.000%, 12/01/2030	219	209
FNMA ACES, Ser 2017-M13, Cl FA
5.860%, SOFR30A + 0.514%, 10/25/2024(A)	36	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
7.395%, RFUCCT6M + 1.580%, 07/01/2034(A)	$49	$49
7.186%, RFUCCT6M + 1.433%, 03/01/2035(A)	129	131
6.180%, H15T1Y + 2.220%, 08/01/2034(A)	349	359
6.097%, H15T1Y + 2.141%, 10/01/2033(A)	189	191
6.073%, RFUCCT1Y + 1.873%, 10/01/2033(A)	80	82
6.027%, RFUCCT1Y + 1.777%, 09/01/2034(A)	235	232
6.020%, RFUCCT1Y + 1.770%, 10/01/2033(A)	28	28
6.006%, H15T1Y + 2.332%, 04/01/2034(A)	197	203
5.852%, H15T1Y + 2.184%, 07/01/2036(A)	276	285
5.695%, H15T1Y + 2.205%, 05/01/2035(A)	84	86
5.682%, RFUCCT1Y + 1.490%, 10/01/2035(A)	274	279
5.550%, RFUCCT1Y + 1.800%, 05/01/2034(A)	75	75
5.436%, RFUCCT1Y + 1.565%, 05/01/2037(A)	191	195
5.159%, RFUCCT1Y + 1.601%, 06/01/2035(A)	28	28
4.915%, RFUCCT1Y + 1.665%, 04/01/2033(A)	89	88
FNMA REMIC CMO, Ser 2010-83, Cl BA
5.000%, 08/25/2040	88	87
FNMA REMIC CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	77	71

		4,989
Non-Agency Mortgage-Backed Obligations — 26.3%
Angel Oak Mortgage Trust, Ser 2019-6, Cl A2
2.825%, 11/25/2059(A)(E)	7	7
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(E)	11	10
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(E)	67	62
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(E)	78	72
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(E)	30	28

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(E)	$292	$270
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(E)	50	45
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(E)	152	128
Angel Oak Mortgage Trust, Ser 2021-2, Cl A1
0.985%, 04/25/2066(A)(E)	775	640
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(E)	131	109
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(E)	252	211
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049(A)(E)	88	82
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(E)	28	26
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(A)(E)	879	751
Ashford Hospitality Trust, Ser 2018-ASHF, Cl B
6.740%, TSFR1M + 1.422%, 04/15/2035(A)(E)	500	491
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AL
6.265%, TSFR1M + 0.947%, 11/15/2032(A)(E)	500	481
Banc of America Funding, Ser 2005-F, Cl 4A1
4.813%, 09/20/2035(A)	25	20
Banc of America Funding, Ser 2006-D, Cl 3A1
4.423%, 05/20/2036(A)	26	22
Banc of America Funding, Ser 2006-I, Cl 1A1
5.423%, 12/20/2036(A)	964	912
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
5.660%, 12/25/2033(A)	484	453
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
5.678%, 02/25/2034(A)	487	469
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
4.604%, 05/25/2034(A)	169	159
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
4.999%, 02/25/2035(A)	7	7
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	545	528

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
5.414%, 12/25/2033(A)	$509	$478
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
5.355%, 08/25/2034(A)	774	734
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
5.895%, 01/25/2034(A)	1,070	1,038
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
5.285%, 04/25/2034(A)	154	147
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
3.901%, 05/25/2034(A)	663	594
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.203%, 07/25/2034(A)	493	448
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.684%, 07/25/2034(A)	523	459
Bellemeade Re, Ser 2021-3A, Cl M1A
6.322%, SOFR30A + 1.000%, 09/25/2031(A)(E)	204	204
Bellemeade Re, Ser 2022-1, Cl M1A
7.072%, SOFR30A + 1.750%, 01/26/2032(A)(E)	494	494
Bellemeade Re, Ser 2023-1, Cl M1A
7.522%, SOFR30A + 2.200%, 10/25/2033(A)(E)	1,000	1,003
BPR Trust, Ser 2022-OANA, Cl A
7.216%, TSFR1M + 1.898%, 04/15/2037(A)(E)	595	597
BRAVO Residential Funding Trust, Ser 2019-1, Cl A1C
3.500%, 03/25/2058(E)	–	–
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(E)	31	29
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(E)	63	55
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(E)	55	51
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(E)	119	109
BSPRT Issuer, Ser 2022-FL8, Cl A
6.825%, SOFR30A + 1.500%, 02/15/2037(A)(E)	275	274
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(E)	28	27
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(E)	44	43

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.085%, TSFR1M + 0.767%, 05/01/2038(A)(E)	$181	$180
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.132%, TSFR1M + 0.814%, 09/15/2036(A)(E)	195	193
BX Trust, Ser 2021-SDMF, Cl B
6.171%, TSFR1M + 0.852%, 09/15/2034(A)(E)	959	939
BX Trust, Ser 2022-LBA6, Cl A
6.318%, TSFR1M + 1.000%, 01/15/2039(A)(E)	210	208
BX Trust, Ser 2023-DELC, Cl A
8.008%, TSFR1M + 2.690%, 05/15/2038(A)(E)	1,000	1,009
BX, Ser 2021-MFM1, Cl C
6.633%, TSFR1M + 1.314%, 01/15/2034(A)(E)	766	758
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
5.457%, 02/25/2037(A)	111	109
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
5.817%, 06/25/2035(A)	242	235
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	6	–
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
6.513%, TSFR1M + 1.194%, 12/15/2036(A)(E)	1,000	993
Cold Storage Trust, Ser 2020-ICE5, Cl D
7.537%, TSFR1M + 2.214%, 11/15/2037(A)(E)	737	735
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(E)	84	73
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(E)	35	31
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(E)	17	16
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(E)	117	95
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(E)	2,382	1,876
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(E)	47	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-4, Cl A2
1.500%, 10/25/2066(A)(E)	$1,514	$1,194
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(E)	303	240
COLT Mortgage Loan Trust, Ser 2021-5, Cl A1
1.726%, 11/26/2066(A)(E)	724	608
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(E)	306	252
COLT Mortgage Loan Trust, Ser 2022-7, Cl A1
5.162%, 04/25/2067(E)(F)	793	778
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(E)	105	89
COMM Mortgage Trust, Ser 2013-300P, Cl E
4.394%, 08/10/2030(A)(E)	300	196
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.053%, 02/10/2047(A)	5,947	–
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M1
6.072%, SOFR30A + 0.750%, 10/25/2041(A)(E)	20	20
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
6.522%, SOFR30A + 1.200%, 01/25/2042(A)(E)	867	867
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M1
7.422%, SOFR30A + 2.100%, 03/25/2042(A)(E)	630	639
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M1
7.322%, SOFR30A + 2.000%, 03/25/2042(A)(E)	874	886
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M1
7.222%, SOFR30A + 1.900%, 04/25/2042(A)(E)	268	269
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
8.271%, SOFR30A + 2.950%, 06/25/2042(A)(E)	986	1,013
Connecticut Avenue Securities Trust, Ser 2023-R01, Cl 1M1
7.721%, SOFR30A + 2.400%, 12/25/2042(A)(E)	1,028	1,053

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
7.822%, SOFR30A + 2.500%, 04/25/2043(A)(E)	$2,432	$2,473
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
7.621%, SOFR30A + 2.300%, 05/25/2043(A)(E)	2,624	2,687
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
7.221%, SOFR30A + 1.900%, 06/25/2043(A)(E)	2,099	2,121
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M1
7.022%, SOFR30A + 1.700%, 07/25/2043(A)(E)	593	598
Connecticut Avenue Securities Trust, Ser 2023-R07, Cl 2M1
7.271%, SOFR30A + 1.950%, 09/25/2043(A)(E)	914	922
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
5.735%, TSFR1M + 0.414%, 07/25/2035(A)	95	95
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(E)	153	125
Cross Mortgage Trust, Ser 2023-H1, Cl A1
6.615%, 03/25/2068(E)(F)	1,832	1,836
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
5.453%, 06/25/2034(A)	831	804
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(E)(F)	194	179
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(E)	127	107
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(E)	116	98
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(E)	219	178
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
8.500%, PRIME + 0.000%, 06/15/2034(A)(E)	1,100	1,100
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(E)	33	30
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(A)(E)	465	399
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(E)	290	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(A)(E)	$317	$296
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(E)	410	369
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(E)	591	493
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(E)	84	67
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
6.134%, TSFR1M + 0.815%, 11/15/2038(A)(E)	350	346
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
7.422%, SOFR30A + 2.100%, 04/25/2043(A)(E)	975	994
FHLMC STACR REMIC Trust, Ser 2021-DNA3, Cl M1
6.072%, SOFR30A + 0.750%, 10/25/2033(A)(E)	182	182
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.972%, SOFR30A + 1.650%, 01/25/2034(A)(E)	149	151
FHLMC STACR REMIC Trust, Ser 2021-HQA2, Cl M1
6.022%, SOFR30A + 0.700%, 12/25/2033(A)(E)	10	10
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M1
6.272%, SOFR30A + 0.950%, 12/25/2041(A)(E)	1,175	1,169
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.172%, SOFR30A + 1.850%, 01/25/2042(A)(E)	943	946
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1A
7.322%, SOFR30A + 2.000%, 04/25/2042(A)(E)	1,140	1,155
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
7.472%, SOFR30A + 2.150%, 09/25/2042(A)(E)	328	331
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1A
7.422%, SOFR30A + 2.100%, 03/25/2042(A)(E)	1,146	1,156

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1B
8.822%, SOFR30A + 3.500%, 03/25/2042(A)(E)	$1,000	$1,046
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1A
7.972%, SOFR30A + 2.650%, 07/25/2042(A)(E)	174	179
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1B
9.322%, SOFR30A + 4.000%, 07/25/2042(A)(E)	1,000	1,062
FHLMC STACR REMIC Trust, Ser 2022-HQA3, Cl M1A
7.622%, SOFR30A + 2.300%, 08/25/2042(A)(E)	–	–
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B
8.422%, SOFR30A + 3.100%, 03/25/2043(A)(E)	2,000	2,091
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1B
8.572%, SOFR30A + 3.250%, 04/25/2043(A)(E)	1,000	1,047
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
8.822%, SOFR30A + 3.500%, 05/25/2043(A)(E)	2,000	2,113
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
7.322%, SOFR30A + 2.000%, 05/25/2043(A)(E)	1,697	1,715
FHLMC STACR REMIC Trust, Ser 2023-HQA2, Cl M1A
7.322%, SOFR30A + 2.000%, 06/25/2043(A)(E)	835	842
FHLMC STACR REMIC Trust, Ser 2023-HQA3, Cl A1
7.172%, SOFR30A + 1.850%, 11/25/2043(A)(E)	986	999
FHLMC STACR Trust, Ser 2018-DNA2, Cl M2AS
6.386%, SOFR30A + 1.064%, 12/25/2030(A)(E)	878	878
FHLMC STACR Trust, Ser 2019-FTR2, Cl M1
6.386%, SOFR30A + 1.064%, 11/25/2048(A)(E)	66	66
FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl M2
3.903%, 07/25/2046(A)	309	287

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
11.336%, SOFR30A + 6.014%, 10/25/2028(A)	$87	$92
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M1
6.222%, SOFR30A + 0.900%, 11/25/2041(A)(E)	–	–
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(E)(F)	41	38
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(E)	156	143
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(E)	657	530
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(E)	129	106
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(E)	445	352
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
6.935%, TSFR1M + 1.614%, 12/15/2036(A)(E)	500	493
GS Mortgage Securities Trust, Ser 2021-STAR, Cl B
6.835%, TSFR1M + 1.514%, 12/15/2036(A)(E)	1,000	990
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(A)(E)	734	619
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
6.166%, 01/25/2035(A)	42	38
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
4.342%, 04/25/2035(A)	115	103
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
6.019%, 08/19/2034(A)	662	637
Hawaii Hotel Trust, Ser 2019-MAUI, Cl E
7.525%, TSFR1M + 2.207%, 05/15/2038(A)(E)	1,000	987
Hilton Orlando Trust, Ser 2018-ORL, Cl B
6.665%, TSFR1M + 1.347%, 12/15/2034(A)(E)	1,000	999
HPLY Trust, Ser 2019-HIT, Cl B
6.787%, TSFR1M + 1.464%, 11/15/2036(A)(E)	375	372
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(E)	168	142
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(E)	139	113

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(E)	$132	$108
Imperial Fund Mortgage Trust, Ser 2022-NQM5, Cl A3
6.250%, 08/25/2067(E)(F)	339	334
Intown Mortgage Trust, Ser 2022-STAY, Cl A
7.807%, TSFR1M + 2.489%, 08/15/2039(A)(E)	1,500	1,508
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-ACE, Cl A
3.287%, 01/10/2037(E)	1,000	969
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
1.876%, 01/16/2037(A)(E)	12,500	78
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
4.494%, 06/25/2035(A)	153	148
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
5.463%, 07/25/2035(A)	219	214
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.095%, 11/25/2033(A)	45	43
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
5.659%, 07/25/2035(A)	251	242
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
5.532%, 07/25/2035(A)	238	230
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
4.782%, 06/25/2037(A)	23	17
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
6.185%, TSFR1M + 0.864%, 04/25/2046(A)(E)	59	57
Life Mortgage Trust, Ser 2022-BMR2, Cl A1
6.613%, TSFR1M + 1.295%, 05/15/2039(A)(E)	1,000	991
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
3.244%, 07/25/2035(A)	18	16
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	635	612
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
6.145%, 10/20/2029(A)	85	85

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
6.055%, TSFR1M + 0.734%, 10/25/2028(A)	$–	$–
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.068%, 12/25/2034(A)	373	343
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
5.449%, 02/25/2035(A)	246	228
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
5.449%, 02/25/2035(A)	331	303
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
5.055%, 07/25/2035(A)	239	107
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
6.005%, 01/25/2037(A)	380	373
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(E)	109	102
MF1, Ser 2022-FL8, Cl A
6.666%, TSFR1M + 1.350%, 02/19/2037(A)(E)	250	248
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(E)	469	435
MFA Trust, Ser 2020-NQM1, Cl A3
2.300%, 08/25/2049(A)(E)	717	650
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(E)	34	30
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(E)	55	51
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(E)	82	74
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(E)	1,018	859
MHP, Ser 2021-STOR, Cl A
6.133%, TSFR1M + 0.814%, 07/15/2038(A)(E)	105	104
MHP, Ser 2022-MHIL, Cl B
6.432%, TSFR1M + 1.114%, 01/15/2027(A)(E)	912	898
MHP, Ser 2022-MHIL, Cl A
6.132%, TSFR1M + 0.815%, 01/15/2027(A)(E)	123	122
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(E)	53	52
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(E)	69	64

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
5.264%, 11/25/2034(A)	$546	$501
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
5.541%, 07/25/2034(A)	215	198
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
5.561%, 10/25/2034(A)	437	416
MortgageIT Trust, Ser 2005-1, Cl 2A
6.693%, TSFR1M + 1.364%, 02/25/2035(A)	157	149
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(E)	107	101
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
6.935%, TSFR1M + 1.614%, 06/25/2057(A)(E)	855	851
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(E)	275	258
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(A)(E)	414	391
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
6.485%, TSFR1M + 1.164%, 01/25/2048(A)(E)	1,744	1,703
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
6.335%, TSFR1M + 1.014%, 01/25/2048(A)(E)	882	852
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
6.185%, TSFR1M + 0.864%, 01/25/2048(A)(E)	1,426	1,375
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(E)	59	53
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(E)	26	24
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(E)	44	40
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(E)	226	189
Oaktown Re VII, Ser 2021-2, Cl M1A
6.922%, SOFR30A + 1.600%, 04/25/2034(A)(E)	540	540

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2018-1, Cl A2
6.085%, TSFR1M + 0.764%, 06/25/2057(A)(E)	$649	$619
OBX Trust, Ser 2020-INV1, Cl A11
6.000%, TSFR1M + 1.014%, 12/25/2049(A)(E)	304	286
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(E)	1,339	1,049
OPG Trust, Ser 2021-PORT, Cl D
6.564%, TSFR1M + 1.245%, 10/15/2036(A)(E)	658	644
PKHL Commercial Mortgage Trust, Ser 2021-MF, Cl F
8.783%, TSFR1M + 3.464%, 07/15/2038(A)(E)	400	258
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(E)(F)	73	66
Radnor Re, Ser 2021-1, Cl M1B
7.022%, SOFR30A + 1.700%, 12/27/2033(A)(E)	62	62
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.216%, 12/25/2038(A)	420	252
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(E)	15	14
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
6.234%, TSFR1M + 0.914%, 10/20/2027(A)	–	–
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
6.134%, TSFR1M + 0.814%, 09/20/2032(A)	–	–
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
5.974%, TSFR1M + 0.654%, 01/20/2035(A)	–	–
Sequoia Mortgage Trust, Ser 2004-3, Cl A
6.417%, TSFR6M + 0.928%, 05/20/2034(A)	130	129
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
5.524%, 06/20/2034(A)	661	574
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(E)	247	198
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(A)(E)	1,570	1,276
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(E)	83	72
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(E)	7	7

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(E)	$345	$320
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(E)	40	36
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(E)	147	119
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
5.805%, TSFR1M + 0.484%, 07/25/2034(A)	507	501
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
5.129%, 04/25/2035(A)	526	468
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
5.159%, 04/25/2045(A)	581	545
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(E)	1,241	1,063
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056(A)(E)	5	5
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(E)	61	58
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
5.910%, TSFR1M + 0.714%, 02/25/2057(A)(E)	301	306
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(E)	116	112
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(E)	7	7
Towd Point Mortgage Trust, Ser 2018-4, Cl A1
3.000%, 06/25/2058(A)(E)	823	761
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
7.335%, TSFR1M + 2.014%, 05/25/2058(A)(E)	3,000	3,157
Towd Point Mortgage Trust, Ser 2021-SJ2, Cl A1A
2.250%, 12/25/2061(A)(E)	894	838
Vantage Data Centers Issuer LLC, Ser 2019-1A, Cl A2
3.188%, 07/15/2044(E)	143	141
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(A)(E)	577	515

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(A)(E)	$647	$534
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(E)(F)	17	16
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(E)	23	22
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(E)(F)	10	9
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(E)(F)	20	19
Verus Securitization Trust, Ser 2020-5, Cl A3
1.733%, 05/25/2065(E)(F)	775	723
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(E)	143	124
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(E)	700	605
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(E)	86	74
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(A)(E)	630	497
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(E)	123	97
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(E)	82	74
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(E)	716	630
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(E)	71	63
Verus Securitization Trust, Ser 2022-5, Cl A1
3.800%, 04/25/2067(E)(F)	662	613
Verus Securitization Trust, Ser 2023-3, Cl A1
5.930%, 03/25/2068(E)(F)	858	856
Visio Trust, Ser 2020-1R, Cl A2
1.567%, 11/25/2055(E)	329	295
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(E)	897	797
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.857%, 10/25/2033(A)	467	434
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
5.580%, 08/25/2033(A)	475	434
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
5.657%, 09/25/2033(A)	522	476

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
5.965%, 10/25/2034(A)	$332	$313
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
5.310%, 01/25/2035(A)	820	729
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
6.481%, 12MTA + 1.400%, 04/25/2044(A)	1,206	1,144
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
5.238%, 08/25/2034(A)	1,299	1,207
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	31	30
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
5.615%, 07/25/2034(A)	101	102
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
5.923%, 10/25/2034(A)	524	493
WMRK Commercial Mortgage Trust, Ser 2022-WMRK, Cl A
8.107%, TSFR1M + 2.789%, 11/15/2027(A)(E)	1,000	1,003

		114,315
Total Mortgage-Backed Securities
(Cost $125,005) ($ Thousands)		119,304

CORPORATE OBLIGATIONS — 4.4%
Communication Services — 0.1%
Sprint LLC
7.125%, 06/15/2024	175	175
Univision Communications
8.000%, 08/15/2028 (E)	300	302

		477

Consumer Discretionary — 0.6%
AutoZone
5.050%, 07/15/2026	150	150
Caesars Entertainment
7.000%, 02/15/2030 (E)	200	205
General Motors Financial
5.965%, SOFRRATE + 0.620%, 10/15/2024 (A)	600	600
LBM Acquisition LLC
6.250%, 01/15/2029 (E)	500	450
Nordstrom
2.300%, 04/08/2024	160	159

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (E)	$825	$807
Tapestry
7.050%, 11/27/2025	45	46

		2,417

Energy — 0.3%
Energy Transfer
4.250%, 04/01/2024	200	200
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (E)	300	285
Occidental Petroleum
5.875%, 09/01/2025	175	175
ONEOK
5.550%, 11/01/2026	200	202
Ovintiv
5.650%, 05/15/2025	175	175
Williams
5.400%, 03/02/2026	125	126
4.550%, 06/24/2024	175	174

		1,337

Financials — 1.7%
Athene Global Funding
6.045%, SOFRINDX + 0.700%, 05/24/2024 (A)(E)	450	450
5.684%, 02/23/2026 (E)	100	100
2.514%, 03/08/2024 (E)	300	300
Bank of America
5.650%, 08/18/2025	250	252
Brighthouse Financial Global Funding MTN
6.105%, SOFRRATE + 0.760%, 04/12/2024 (A)(E)	315	315
1.000%, 04/12/2024 (E)	400	398
Brookfield Property
4.500%, 04/01/2027 (E)	600	527
Charles Schwab
5.875%, 08/24/2026	150	152
Citigroup
6.013%, SOFRRATE + 0.669%, 05/01/2025 (A)	300	300
Credit Suisse NY
4.750%, 08/09/2024	300	299
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(E)	200	202
Deutsche Bank NY
6.563%, SOFRRATE + 1.219%, 11/16/2027 (A)	325	321
Goldman Sachs Group
5.798%, SOFRRATE + 1.075%, 08/10/2026 (A)	175	176

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GTCR W-2 Merger Sub LLC
7.500%, 01/15/2031 (E)	$250	$261
JPMorgan Chase
6.230%, SOFRRATE + 0.885%, 04/22/2027 (A)	475	477
Macquarie Group MTN
6.055%, SOFRRATE + 0.710%, 10/14/2025 (A)(E)	300	300
NatWest Markets
5.874%, SOFRRATE + 0.530%, 08/12/2024 (A)(E)	340	340
Pacific Life Global Funding II
5.500%, 08/28/2026 (E)	125	126
SBA Tower Trust, Ser 2014-2A, Cl C
3.869%, 10/15/2024 (E)	585	578
Societe Generale
6.395%, SOFRRATE + 1.050%, 01/21/2026 (A)(E)	275	275
Toronto-Dominion Bank
6.000%, 08/15/2024	250	250
Toronto-Dominion Bank MTN
5.944%, SOFRRATE + 0.590%, 09/10/2026 (A)	300	300
5.713%, SOFRRATE + 0.355%, 03/04/2024 (A)	150	150
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.750%, 09/17/2024 (E)	200	197
Wells Fargo Bank
5.550%, 08/01/2025	250	251
4.811%, 01/15/2026	250	249

		7,546

Health Care — 0.2%
Baxter International
5.784%, SOFRINDX + 0.440%, 11/29/2024 (A)	275	275
Bristol-Myers Squibb
4.950%, 02/20/2026	125	125
Global Medical Response
6.500%, 10/01/2025 (E)	462	405
HCA
5.375%, 02/01/2025	200	199

		1,004

Industrials — 0.6%
Carrier Global
5.800%, 11/30/2025	85	86
Chart Industries
7.500%, 01/01/2030 (E)	448	462
CP Atlas Buyer
7.000%, 12/01/2028 (E)	400	357

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DAE Funding LLC MTN
1.550%, 08/01/2024 (E)	$205	$201
EMRLD Borrower
6.625%, 12/15/2030 (E)	200	201
Trident TPI Holdings
12.750%, 12/31/2028 (E)	675	720
XPO
6.250%, 06/01/2028 (E)	500	501

		2,528

Information Technology — 0.0%
Hewlett Packard Enterprise
5.900%, 10/01/2024	75	75

Materials — 0.5%
Chemours
4.625%, 11/15/2029 (E)	700	576
International Flavors and Fragrances
1.230%, 10/01/2025 (E)	150	140
Kobe US Midco 2
9.250%cash/0% PIK, 11/01/2026 (E)	857	719
Tronox
4.625%, 03/15/2029 (E)	600	531
Vulcan Materials
5.800%, 03/01/2026	150	150

		2,116

Real Estate — 0.1%
Iron Mountain
7.000%, 02/15/2029 (E)	500	508

Utilities — 0.3%
American Electric Power
5.699%, 08/15/2025	150	150
Consumers Securitization Funding LLC
5.550%, 03/01/2028	70	70
Emera US Finance
0.833%, 06/15/2024	120	118
Mississippi Power
5.653%, SOFRRATE + 0.300%, 06/28/2024 (A)	195	195
Monongahela Power
4.100%, 04/15/2024 (E)	120	120
NextEra Energy Capital Holdings
4.255%, 09/01/2024	275	273
Southern California Edison
5.350%, 03/01/2026	125	125

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Spire
5.300%, 03/01/2026	$150	$149

		1,200

Total Corporate Obligations
(Cost $19,685) ($ Thousands)		19,208

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bills
5.323%, 04/11/2024 (G)	475	472
5.317%, 07/02/2024 (G)	450	442
5.316%, 04/16/2024 (G)	700	695
5.306%, 06/25/2024 (G)	1,000	983
5.300%, 05/23/2024 (G)	500	494
5.247%, 06/04/2024 (G)	900	888

Total U.S. Treasury Obligations
(Cost $3,975) ($ Thousands)		3,974

	Shares
COMMON STOCK — 0.1%
Air Methods *	8,374	462
Envision Healthcare *	753	7
TMK Hawk Parent Corp.	7,227	77

Total Common Stock
(Cost $226) ($ Thousands)		546

	Face Amount (Thousands)
MUNICIPAL BOND — 0.1%
Ohio — 0.1%
Buckeye Tobacco Settlement Financing Authority, Ser A-1
1.709%, 06/01/2024	225	223

Total Municipal Bond

(Cost $223) ($ Thousands)		223

	Number of Warrants
WARRANT — 0.0%
Envision Healthcare*‡‡	15,854	2

Total Warrant
(Cost $1) ($ Thousands)		2

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	11,036,440	$11,036
Total Cash Equivalent
(Cost $11,036) ($ Thousands)		11,036

	Face Amount (Thousands)
REPURCHASE AGREEMENT(H) — 0.4%
BNP Paribas
5.300%, dated 02/29/2024 to be repurchased on 03/01/2024, repurchase price $1,600,236 (collateralized by various U.S. Government and Treasury obligations, ranging in par value $1,000 - $1,043,341, 3.500% - 6.500%, 09/15/2031 – 05/01/2053; with total market value $1,624,838)	$1,600	1,600
Total Repurchase Agreement
(Cost $1,600) ($ Thousands)		1,600

Total Investments in Securities — 100.6%
(Cost $441,646) ($ Thousands)		$436,988

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Opportunistic Income Fund (Concluded)

A list of the open future contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Short Contracts
U.S. 2-Year Treasury Note	(22)	Jun-2024	$(4,502)	$(4,504)	$(2)
U.S. 10-Year Treasury Note	(28)	Jun-2024	(3,093)	(3,093)	–
			$(7,595)	$(7,597)	$(2)

Percentages are based on Net Assets of $434,323 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2024, the value of these securities amounted to $207,168 ($ Thousands), representing 47.7% of the Net Assets of the Fund.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)	Tri-Party Repurchase Agreement.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$33,741	$197,020	$(219,725)	$—	$—	$11,036	$708	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 41.6%
Agency Mortgage-Backed Obligations — 36.3%
FHLMC
7.500%, 08/01/2030 to 12/01/2036	$128	$131
7.000%, 05/01/2024 to 03/01/2039	37	38
6.500%, 10/01/2031 to 05/01/2053	6,664	6,814
6.000%, 01/01/2028 to 12/01/2053	17,584	17,735
5.500%, 02/01/2035 to 09/01/2053	27,249	27,050
5.000%, 08/01/2033 to 05/01/2053	22,328	21,725
4.500%, 11/01/2025 to 12/01/2052	14,195	13,665
4.000%, 09/01/2040 to 02/01/2053	28,414	26,759
3.500%, 03/01/2033 to 06/01/2052	50,199	45,725
3.000%, 03/01/2031 to 05/01/2052	71,268	62,403
2.500%, 10/01/2031 to 05/01/2052	162,006	135,529
2.000%, 07/01/2032 to 05/01/2052	140,780	114,391
1.500%, 11/01/2040 to 05/01/2051	30,675	23,509
0.000% 12/14/2029 to 07/15/2031 (A)	3,487	2,662
FHLMC ARM
7.511%, RFUCCT1Y + 1.677%, 02/01/2043(B)	223	228
7.463%, RFUCCT1Y + 1.770%, 09/01/2042(B)	137	140
7.452%, RFUCCT1Y + 1.609%, 10/01/2043(B)	159	162
7.189%, RFUCCT1Y + 1.629%, 11/01/2043(B)	123	125
7.169%, RFUCCT1Y + 1.603%, 09/01/2043(B)	87	88
7.045%, RFUCCT1Y + 1.650%, 03/01/2043(B)	137	140
7.013%, RFUCCT1Y + 1.646%, 10/01/2043(B)	162	165
6.881%, RFUCCT1Y + 1.635%, 07/01/2043(B)	92	93
6.857%, RFUCCT1Y + 1.638%, 09/01/2045(B)	1,362	1,388
6.809%, RFUCCT1Y + 1.642%, 08/01/2043(B)	156	158
6.673%, RFUCCT1Y + 1.678%, 09/01/2047(B)	903	912
6.168%, RFUCCT1Y + 1.926%, 12/01/2036(B)	29	29
5.921%, RFUCCT1Y + 1.732%, 01/01/2044(B)	330	337
5.919%, RFUCCT1Y + 1.637%, 04/01/2048(B)	1,981	2,015
5.845%, RFUCCT1Y + 1.595%, 10/01/2036(B)	10	10
5.515%, RFUCCT1Y + 2.330%, 05/01/2036(B)	25	25
5.281%, RFUCCT1Y + 1.638%, 03/01/2049(B)	827	840
5.180%, SOFR30A + 2.300%, 06/01/2053(B)	688	683

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.128%, SOFR30A + 2.214%, 08/01/2053(B)	$770	$764
4.299%, SOFR30A + 2.130%, 07/01/2052(B)	1,191	1,153
4.190%, SOFR30A + 2.306%, 05/01/2053(B)	3,682	3,562
4.123%, SOFR30A + 2.380%, 09/01/2052(B)	691	664
3.967%, SOFR30A + 2.140%, 08/01/2052(B)	1,330	1,250
3.912%, SOFR30A + 2.130%, 07/01/2052(B)	1,006	958
3.209%, RFUCCT1Y + 1.633%, 02/01/2050(B)	1,404	1,382
3.127%, RFUCCT1Y + 1.640%, 11/01/2048(B)	1,053	1,036
3.096%, RFUCCT1Y + 1.621%, 02/01/2050(B)	722	681
3.006%, RFUCCT1Y + 1.628%, 11/01/2048(B)	2,530	2,380
2.875%, RFUCCT1Y + 1.619%, 11/01/2047(B)	899	867
2.107%, H15T5Y + 1.285%, 03/01/2047(B)	437	405
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028(B)	2,000	120
FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/2031	975	812
FHLMC Multifamily Structured Pass Through Certificates, Ser 151, Cl X1, IO
0.181%, 10/25/2032(B)	18,991	304
FHLMC Multifamily Structured Pass Through Certificates, Ser 1519, Cl X1, IO
0.595%, 12/25/2035(B)	16,409	765
FHLMC Multifamily Structured Pass Through Certificates, Ser 152, Cl X1, IO
0.154%, 11/25/2032(B)	12,994	185
FHLMC Multifamily Structured Pass Through Certificates, Ser 1520, Cl X1, IO
0.471%, 02/25/2036(B)	4,979	188
FHLMC Multifamily Structured Pass Through Certificates, Ser 154, Cl X1, IO
0.353%, 01/25/2033(B)	6,599	188
FHLMC Multifamily Structured Pass Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(B)	605	592
FHLMC Multifamily Structured Pass Through Certificates, Ser K091, Cl X1, IO
0.561%, 03/25/2029(B)	3,858	94

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K093, Cl X1, IO
0.943%, 05/25/2029(B)	$3,840	$151
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl X1, IO
0.878%, 06/25/2029(B)	2,967	112
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl XAM, IO
1.147%, 06/25/2029(B)	6,800	359
FHLMC Multifamily Structured Pass Through Certificates, Ser K095, Cl XAM, IO
1.241%, 06/25/2029(B)	700	39
FHLMC Multifamily Structured Pass Through Certificates, Ser K101, Cl X1, IO
0.834%, 10/25/2029(B)	1,680	64
FHLMC Multifamily Structured Pass Through Certificates, Ser K106, Cl X1, IO
1.318%, 01/25/2030(B)	3,300	208
FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Cl X1, IO
1.036%, 10/25/2030(B)	5,450	283
FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Cl X1, IO
0.515%, 03/25/2031(B)	17,637	496
FHLMC Multifamily Structured Pass Through Certificates, Ser K133, Cl X1, IO
0.347%, 09/25/2031(B)	15,624	337
FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Cl X1, IO
0.397%, 12/25/2031(B)	7,972	174
FHLMC Multifamily Structured Pass Through Certificates, Ser K142, Cl X1, IO
0.297%, 03/25/2032(B)	6,795	138
FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Cl X1, IO
0.342%, 04/25/2055(B)	6,989	166
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl X1, IO
0.317%, 06/25/2055(B)	7,484	170
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl X1, IO
0.358%, 06/25/2032(B)	9,981	264
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.264%, 08/25/2032(B)	10,974	231
FHLMC Multifamily Structured Pass Through Certificates, Ser K157, Cl A3
3.990%, 08/25/2033(B)	4,400	4,117
FHLMC Multifamily Structured Pass Through Certificates, Ser K726, Cl X1, IO
0.941%, 04/25/2024(B)	5,107	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K736, Cl X1, IO
1.282%, 07/25/2026(B)	$954	$22
FHLMC Multifamily Structured Pass Through Certificates, Ser K737, Cl X1, IO
0.630%, 10/25/2026(B)	8,220	103
FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Cl X1, IO
0.567%, 12/25/2027(B)	2,980	54
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl X1, IO
0.775%, 03/25/2028(B)	6,168	125
FHLMC Multifamily Structured Pass Through Certificates, Ser KC05, Cl X1, IO
1.225%, 06/25/2027(B)	1,442	31
FHLMC Multifamily Structured Pass Through Certificates, Ser KG06, Cl X1, IO
0.532%, 10/25/2031(B)	3,096	98
FHLMC Multifamily Structured Pass Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	1,115	1,003
FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/2031(B)	1,395	1,156
FHLMC Multifamily Structured Pass Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	1,105	1,059
FHLMC Reference REMIC CMO, Ser 2006-R006, Cl ZA
6.000%, 04/15/2036	475	490
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	427	439
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	5	5
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	39	39
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	14	14
FHLMC REMIC CMO, Ser 2003-2671, Cl S
4.787%, 09/15/2033(B)	19	20
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	41	39
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	93	92
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(A)	2	2
FHLMC REMIC CMO, Ser 2008-3451, Cl SB, IO
0.591%, 05/15/2038(B)	31	2
FHLMC REMIC CMO, Ser 2009-3546, Cl A
5.119%, 02/15/2039(B)	26	26

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2010-3621, Cl SB, IO
0.791%, 01/15/2040(B)	$45	$4
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
0.511%, 05/15/2041(B)	255	14
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	204	188
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
1.171%, 04/15/2042(B)	24	2
FHLMC REMIC CMO, Ser 2012-4047, Cl CX
3.500%, 05/15/2042	2,071	1,851
FHLMC REMIC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	1,072	976
FHLMC REMIC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	698	637
FHLMC REMIC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	899	814
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	799	754
FHLMC REMIC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	709	601
FHLMC REMIC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	174	15
FHLMC REMIC CMO, Ser 2012-4122, Cl FP
5.839%, SOFR30A + 0.514%, 10/15/2042(B)	798	778
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	1,784	1,695
FHLMC REMIC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	136	21
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	535	446
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	513	405
FHLMC REMIC CMO, Ser 2013-4240, Cl FA
5.939%, SOFR30A + 0.614%, 08/15/2043(B)	2,046	1,993
FHLMC REMIC CMO, Ser 2013-4248, Cl FT
5.939%, SOFR30A + 0.614%, 09/15/2043(B)	712	696
FHLMC REMIC CMO, Ser 2013-4286, Cl VF
5.889%, SOFR30A + 0.564%, 12/15/2043(B)	1,503	1,466
FHLMC REMIC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	946	814
FHLMC REMIC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039(C)	27	27
FHLMC REMIC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	3,503	3,215

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2016-4614, Cl FG
5.939%, SOFR30A + 0.614%, 09/15/2046(B)	$814	$790
FHLMC REMIC CMO, Ser 2016-4628, Cl KF
5.939%, SOFR30A + 0.614%, 01/15/2055(B)	1,004	969
FHLMC REMIC CMO, Ser 2016-4631, Cl FA
5.939%, SOFR30A + 0.614%, 11/15/2046(B)	1,359	1,321
FHLMC REMIC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	785	686
FHLMC REMIC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	999	900
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,220	1,085
FHLMC REMIC CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	725	622
FHLMC REMIC CMO, Ser 2018-4793, Cl FD
5.739%, SOFR30A + 0.414%, 06/15/2048(B)	314	301
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	259	223
FHLMC REMIC CMO, Ser 2018-4826, Cl KF
5.739%, SOFR30A + 0.414%, 09/15/2048(B)	665	642
FHLMC REMIC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	3,182	2,973
FHLMC REMIC CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	122	106
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	1,078	964
FHLMC REMIC CMO, Ser 2019-4903, Cl NF
5.836%, SOFR30A + 0.514%, 08/25/2049(B)	622	605
FHLMC REMIC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	1,371	1,232
FHLMC REMIC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	1,371	1,185
FHLMC REMIC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	899	829
FHLMC REMIC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	782	643
FHLMC REMIC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	790	639
FHLMC REMIC CMO, Ser 2020-4979, Cl UC
1.500%, 06/25/2050	2,515	1,997
FHLMC REMIC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	4,031	918
FHLMC REMIC CMO, Ser 2020-4990, Cl FN
5.786%, SOFR30A + 0.464%, 05/25/2050(B)	1,708	1,642

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	$462	$375
FHLMC REMIC CMO, Ser 2020-4993, Cl KF
5.886%, SOFR30A + 0.564%, 07/25/2050(B)	5,816	5,616
FHLMC REMIC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	1,659	262
FHLMC REMIC CMO, Ser 2020-5004, Cl FM
5.786%, SOFR30A + 0.464%, 08/25/2050(B)	1,244	1,193
FHLMC REMIC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	1,079	173
FHLMC REMIC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	522	78
FHLMC REMIC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	6,089	1,250
FHLMC REMIC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	551	86
FHLMC REMIC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	811	107
FHLMC REMIC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	1,123	1,003
FHLMC REMIC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	344	49
FHLMC REMIC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	825	806
FHLMC REMIC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	1,465	239
FHLMC REMIC CMO, Ser 2021-5069, Cl MI, IO
2.500%, 02/25/2051	511	73
FHLMC REMIC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	5,443	1,100
FHLMC REMIC CMO, Ser 2021-5085, Cl NI, IO
2.000%, 03/25/2051	1,248	147
FHLMC REMIC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	2,178	1,728
FHLMC REMIC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	694	591
FHLMC REMIC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	1,337	1,102

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2021-5093, Cl IY, IO
4.500%, 12/25/2050	$2,437	$555
FHLMC REMIC CMO, Ser 2021-5115, Cl IO, IO
4.500%, 10/25/2049	1,927	438
FHLMC REMIC CMO, Ser 2021-5116, Cl PB
2.250%, 02/25/2051	1,419	1,209
FHLMC REMIC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	1,215	1,058
FHLMC REMIC CMO, Ser 2021-5118, Cl NI, IO
2.000%, 02/25/2051	2,302	298
FHLMC REMIC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	1,214	948
FHLMC REMIC CMO, Ser 2021-5119, Cl QF
5.522%, SOFR30A + 0.200%, 06/25/2051(B)	1,776	1,671
FHLMC REMIC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	1,557	218
FHLMC REMIC CMO, Ser 2021-5143, Cl GA
2.000%, 06/25/2049	890	718
FHLMC REMIC CMO, Ser 2021-5156, Cl DC
2.000%, 09/25/2051	1,518	1,280
FHLMC REMIC CMO, Ser 2021-5159, Cl IP, IO
3.000%, 11/25/2051	1,470	212
FHLMC REMIC CMO, Ser 2021-5159, Cl UA
2.500%, 12/25/2048	1,490	1,289
FHLMC REMIC CMO, Ser 2021-5161, Cl IO, IO
2.000%, 03/25/2051	1,589	210
FHLMC REMIC CMO, Ser 2021-5173, Cl LI, IO
2.500%, 05/25/2050	702	101
FHLMC REMIC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	1,994	1,704
FHLMC REMIC CMO, Ser 2021-5182, Cl D
2.500%, 11/25/2043	5,810	5,244
FHLMC REMIC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	1,201	1,034
FHLMC REMIC CMO, Ser 2021-5184, Cl AB
2.500%, 05/25/2048	847	738
FHLMC REMIC CMO, Ser 2022-5194, Cl G
2.500%, 01/25/2051	1,702	1,414
FHLMC REMIC CMO, Ser 2022-5200, Cl KQ
3.000%, 09/25/2049	154	139
FHLMC REMIC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	1,781	1,569
FHLMC REMIC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	921	815
FHLMC REMIC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	2,656	2,367
FHLMC REMIC CMO, Ser 2022-5202, Cl LA
2.500%, 05/25/2049	1,803	1,550
FHLMC REMIC CMO, Ser 2022-5202, Cl MB
3.000%, 11/25/2048	2,201	1,964

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2022-5202, Cl IN, IO
3.000%, 01/25/2047	$728	$96
FHLMC REMIC CMO, Ser 2022-5203, Cl G
2.500%, 11/25/2048	799	692
FHLMC REMIC CMO, Ser 2022-5206, Cl CD
3.500%, 05/25/2049	1,707	1,552
FHLMC REMIC CMO, Ser 2022-5206, Cl CA
3.000%, 02/25/2047	969	864
FHLMC REMIC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	1,833	1,613
FHLMC REMIC CMO, Ser 2022-5209, Cl EJ
3.000%, 08/25/2050	1,380	1,234
FHLMC REMIC CMO, Ser 2022-5209, Cl EA
3.000%, 08/25/2050	1,380	1,234
FHLMC REMIC CMO, Ser 2022-5210, Cl DC
3.000%, 09/25/2051	1,288	1,173
FHLMC REMIC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	1,481	1,338
FHLMC REMIC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	2,709	2,525
FHLMC REMIC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,000	1,788
FHLMC REMIC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	910	853
FHLMC REMIC CMO, Ser 2022-5274, Cl IO, IO
2.500%, 01/25/2051	1,292	209
FHLMC REMIC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	5,608	688
FHLMC REMIC CMO, Ser 2023-5300, Cl C
2.000%, 09/25/2047	2,341	2,116
FHLMC REMIC CMO, Ser 2023-5335, Cl FB
6.139%, SOFR30A + 0.814%, 10/15/2039(B)	2,331	2,333
FHLMC REMIC CMO, Ser 2023-5338, Cl FH
5.739%, SOFR30A + 0.414%, 04/15/2045(B)	2,224	2,152
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.722%, SOFR30A + 2.400%, 02/25/2042(B)(D)	1,010	1,031
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.622%, SOFR30A + 1.300%, 02/25/2042(B)(D)	1,487	1,492
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
8.222%, SOFR30A + 2.900%, 04/25/2042(B)(D)	2,850	2,949
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,489	1,340

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STRIPS CMO, Ser 2012-271, Cl F5
5.939%, SOFR30A + 0.614%, 08/15/2042(B)	$690	$673
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	738	670
FHLMC STRIPS CMO, Ser 2012-272, Cl F1
5.939%, SOFR30A + 0.614%, 08/15/2042(B)	1,110	1,083
FHLMC STRIPS CMO, Ser 2012-280, Cl F1
5.939%, SOFR30A + 0.614%, 09/15/2042(B)	1,119	1,091
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
0.561%, 12/15/2046(B)	424	42
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	2,084	1,848
FNMA
8.000%, 01/01/2030 to 06/01/2031	10	10
7.500%, 02/01/2031 to 01/01/2054	4,711	4,891
7.000%, 09/01/2026 to 01/01/2054	8,682	8,967
6.500%, 05/01/2027 to 12/01/2053	14,146	14,439
6.000%, 02/01/2032 to 02/01/2054	19,341	19,525
5.800%, 10/01/2033	100	104
5.500%, 10/01/2033 to 09/01/2053	18,636	18,531
5.490%, 10/01/2033	100	104
5.350%, 07/01/2033	100	102
5.000%, 05/01/2034 to 07/01/2053	19,807	19,427
4.870%, 03/01/2033	100	100
4.820%, 07/01/2033	100	100
4.690%, 01/01/2033	100	99
4.680%, 07/01/2033	100	99
4.580%, 01/01/2033	100	98
4.500%, 04/01/2025 to 01/01/2059	60,181	57,529
4.420%, 04/01/2033	99	96
4.270%, 10/01/2032	196	189
4.200%, 01/01/2029	1,665	1,627
4.185%, 07/01/2032	99	95
4.130%, 07/01/2032	100	95
4.060%, 07/01/2032	98	93
4.000%, 01/01/2027 to 06/01/2057	74,299	70,048
3.880%, 07/01/2032	98	92
3.860%, 07/01/2032	98	92
3.830%, 07/01/2032	199	186
3.730%, 06/01/2032	99	92
3.670%, 06/01/2032	98	91
3.520%, 06/01/2032	100	92
3.500%, 07/01/2031 to 06/01/2052	121,117	110,073
3.310%, 03/01/2028	1,878	1,777
3.020%, 05/01/2026	1,265	1,209
3.000%, 05/01/2029 to 07/01/2060	284,737	249,528
2.810%, 04/01/2025	250	243
2.625%, 09/06/2024	510	503
2.500%, 03/01/2035 to 09/01/2061	151,682	127,242

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.455%, 04/01/2040	$3,020	$2,134
2.000%, 03/01/2028 to 04/01/2052	329,577	267,666
1.900%, 01/25/2036	3,503	2,556
1.850%, 09/01/2035	1,064	895
1.520%, 08/21/2035	3,816	2,688
1.500%, 04/01/2041 to 07/01/2051	27,041	20,776
0.000%, 11/15/2030(A)	8,487	6,260
FNMA ACES, Ser 2015-M8, Cl X2, IO
0.059%, 01/25/2025(B)	53,901	21
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	116	103
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	545
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	302	281
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	165	142
FNMA ARM
7.351%, RFUCCT1Y + 1.654%, 01/01/2043(B)	75	76
7.147%, RFUCCT1Y + 1.580%, 10/01/2043(B)	322	329
6.723%, RFUCCT1Y + 1.560%, 06/01/2043(B)	108	111
5.810%, RFUCCT1Y + 1.560%, 12/01/2035(B)	8	8
5.726%, RFUCCT1Y + 1.578%, 06/01/2045(B)	441	449
5.603%, RFUCCT1Y + 1.582%, 01/01/2046(B)	1,076	1,096
4.648%, SOFR30A + 2.130%, 08/01/2052(B)	2,229	2,187
4.629%, SOFR30A + 2.123%, 08/01/2052(B)	2,173	2,105
4.616%, SOFR30A + 2.125%, 08/01/2052(B)	2,767	2,713
4.355%, SOFR30A + 2.125%, 07/01/2052(B)	2,448	2,380
4.296%, SOFR30A + 2.126%, 08/01/2052(B)	2,614	2,536
4.221%, SOFR30A + 2.128%, 11/01/2052(B)	1,644	1,596
4.213%, SOFR30A + 2.370%, 09/01/2052(B)	654	633
4.142%, SOFR30A + 2.132%, 10/01/2052(B)	4,751	4,608
4.131%, SOFR30A + 2.120%, 07/01/2052(B)	2,008	1,905
4.122%, SOFR30A + 2.120%, 09/01/2052(B)	1,950	1,891
3.962%, SOFR30A + 2.120%, 08/01/2052(B)	574	542

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.677%, SOFR30A + 2.370%, 08/01/2052(B)	$1,442	$1,364
3.048%, RFUCCT1Y + 1.603%, 03/01/2050(B)	2,284	2,268
2.777%, RFUCCT1Y + 1.606%, 06/01/2050(B)	956	885
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	65	7
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	91	13
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	297	53
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	197	6
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	213	5
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	294	54
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	247	37
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	998	887
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,434	1,311
FNMA Interest STRIPS CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	2,741	502
FNMA Interest STRIPS CMO, Ser 2022-427, Cl C21, IO
2.000%, 03/25/2050	2,468	319
FNMA Interest STRIPS CMO, Ser 2023-428, Cl C14, IO
2.500%, 01/25/2048	906	104
FNMA REMIC CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	–	–
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	18	18
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	28	27
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	8	8
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(B)	4	4

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	$171	$174
FNMA REMIC CMO, Ser 2005-74, Cl CS
5.071%, 05/25/2035(B)	9	9
FNMA REMIC CMO, Ser 2006-104, Cl MI, IO
1.314%, 11/25/2036(B)	94	5
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
1.764%, 01/25/2037(B)	181	16
FNMA REMIC CMO, Ser 2006-33, Cl LS
5.687%, 05/25/2036(B)	28	31
FNMA REMIC CMO, Ser 2006-46, Cl SW
4.268%, 06/25/2036(B)	21	22
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
1.214%, 03/25/2036(B)	20	1
FNMA REMIC CMO, Ser 2007-64, Cl FA
5.906%, SOFR30A + 0.584%, 07/25/2037(B)	4	4
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
1.264%, 07/25/2037(B)	67	7
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	5	6
FNMA REMIC CMO, Ser 2009-103, Cl MB
5.293%, 12/25/2039(B)	36	36
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(A)	321	277
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	722	706
FNMA REMIC CMO, Ser 2010-27, Cl AS, IO
1.044%, 04/25/2040(B)	290	30
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.836%, 02/25/2051(B)	31	32
FNMA REMIC CMO, Ser 2011-75, Cl FA
5.986%, SOFR30A + 0.664%, 08/25/2041(B)	21	21
FNMA REMIC CMO, Ser 2011-96, Cl SA, IO
1.114%, 10/25/2041(B)	566	42
FNMA REMIC CMO, Ser 2012-111, Cl FC
5.836%, SOFR30A + 0.514%, 10/25/2042(B)	875	854
FNMA REMIC CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	764	679
FNMA REMIC CMO, Ser 2012-133, Cl CS, IO
0.714%, 12/25/2042(B)	332	34
FNMA REMIC CMO, Ser 2012-133, Cl JF
5.786%, SOFR30A + 0.464%, 12/25/2042(B)	934	906
FNMA REMIC CMO, Ser 2012-134, Cl MS, IO
0.714%, 12/25/2042(B)	136	16
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	584	486
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	2	2

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2012-35, Cl SC, IO
1.064%, 04/25/2042(B)	$200	$22
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	213	220
FNMA REMIC CMO, Ser 2012-74, Cl SA, IO
1.214%, 03/25/2042(B)	234	14
FNMA REMIC CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(A)	16	14
FNMA REMIC CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(A)	32	29
FNMA REMIC CMO, Ser 2012-75, Cl NS, IO
1.164%, 07/25/2042(B)	71	8
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(A)	1,113	829
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(A)	525	395
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,843	1,637
FNMA REMIC CMO, Ser 2013-124, Cl SB, IO
0.514%, 12/25/2043(B)	257	23
FNMA REMIC CMO, Ser 2013-15, Cl FA
5.786%, SOFR30A + 0.464%, 03/25/2043(B)	1,126	1,091
FNMA REMIC CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	18	1
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	664	555
FNMA REMIC CMO, Ser 2013-54, Cl BS, IO
0.714%, 06/25/2043(B)	149	17
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	502	526
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	574	582
FNMA REMIC CMO, Ser 2014-17, Cl DY
3.500%, 04/25/2044	1,339	1,188
FNMA REMIC CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	1,057	950
FNMA REMIC CMO, Ser 2014-74, Cl PC
2.500%, 06/25/2044	830	757
FNMA REMIC CMO, Ser 2015-20, Cl EF
5.786%, SOFR30A + 0.464%, 04/25/2045(B)	2,616	2,531
FNMA REMIC CMO, Ser 2015-26, Cl GF
5.736%, SOFR30A + 0.414%, 05/25/2045(B)	1,647	1,594
FNMA REMIC CMO, Ser 2015-32, Cl FA
5.736%, SOFR30A + 0.414%, 05/25/2045(B)	1,017	981
FNMA REMIC CMO, Ser 2015-39, Cl LZ
3.000%, 06/25/2045	44	38
FNMA REMIC CMO, Ser 2015-48, Cl FB
5.736%, SOFR30A + 0.414%, 07/25/2045(B)	1,236	1,194

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	$538	$452
FNMA REMIC CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	1,893	1,644
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	2,135	1,932
FNMA REMIC CMO, Ser 2016-19, Cl FD
5.836%, SOFR30A + 0.514%, 04/25/2046(B)	3,431	3,375
FNMA REMIC CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	55	54
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	2,175	1,949
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	3,507	2,907
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	717	651
FNMA REMIC CMO, Ser 2017-30, Cl FA
5.786%, SOFR30A + 0.464%, 05/25/2047(B)	592	573
FNMA REMIC CMO, Ser 2017-76, Cl SB, IO
0.664%, 10/25/2057(B)	1,046	116
FNMA REMIC CMO, Ser 2017-78, Cl FC
5.786%, SOFR30A + 0.464%, 10/25/2047(B)	1,174	1,136
FNMA REMIC CMO, Ser 2017-85, Cl SC, IO
0.764%, 11/25/2047(B)	322	29
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,347	1,246
FNMA REMIC CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	1,563	1,453
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	580	552
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	1,027	900
FNMA REMIC CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	1,230	1,085
FNMA REMIC CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	1,168	1,085
FNMA REMIC CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	1,035	892
FNMA REMIC CMO, Ser 2018-74, Cl AB
3.500%, 10/25/2048	258	235
FNMA REMIC CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	704	613
FNMA REMIC CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	880	820
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	88	84
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	635	578

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2019-15, Cl FA
5.936%, SOFR30A + 0.614%, 04/25/2049(B)	$629	$612
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,438	1,297
FNMA REMIC CMO, Ser 2019-41, Cl FG
5.936%, SOFR30A + 0.614%, 08/25/2059(B)	1,461	1,416
FNMA REMIC CMO, Ser 2019-43, Cl FC
5.836%, SOFR30A + 0.514%, 08/25/2049(B)	1,230	1,193
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	391	341
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	128	111
FNMA REMIC CMO, Ser 2019-67, Cl FB
5.886%, SOFR30A + 0.564%, 11/25/2049(B)	630	611
FNMA REMIC CMO, Ser 2019-79, Cl FA
5.936%, SOFR30A + 0.614%, 01/25/2050(B)	1,817	1,765
FNMA REMIC CMO, Ser 2020-12, Cl FL
5.886%, SOFR30A + 0.564%, 03/25/2050(B)	1,085	1,042
FNMA REMIC CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	1,433	262
FNMA REMIC CMO, Ser 2020-34, Cl F
5.886%, SOFR30A + 0.564%, 06/25/2050(B)	868	840
FNMA REMIC CMO, Ser 2020-37, Cl DA
1.500%, 06/25/2050	627	538
FNMA REMIC CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	2,057	1,857
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	753	430
FNMA REMIC CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	2,718	2,241
FNMA REMIC CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	894	727
FNMA REMIC CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	600	92
FNMA REMIC CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	1,600	1,224
FNMA REMIC CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	1,745	1,492
FNMA REMIC CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	1,290	1,165
FNMA REMIC CMO, Ser 2020-62, Cl AI, IO
2.500%, 09/25/2050	694	109
FNMA REMIC CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	1,928	394
FNMA REMIC CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	4,208	863

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	$2,357	$477
FNMA REMIC CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	3,511	679
FNMA REMIC CMO, Ser 2020-73, Cl KI, IO
3.000%, 10/25/2050	605	98
FNMA REMIC CMO, Ser 2020-74, Cl EI, IO
2.500%, 10/25/2050	367	60
FNMA REMIC CMO, Ser 2020-89, Cl DI, IO
2.500%, 12/25/2050	2,258	342
FNMA REMIC CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	2,316	312
FNMA REMIC CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	1,559	253
FNMA REMIC CMO, Ser 2021-22, Cl MN
2.750%, 10/25/2050	1,427	1,222
FNMA REMIC CMO, Ser 2021-26, Cl BD
1.750%, 05/25/2051	792	681
FNMA REMIC CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	3,874	3,071
FNMA REMIC CMO, Ser 2021-3, Cl QI, IO
2.500%, 02/25/2051	2,214	333
FNMA REMIC CMO, Ser 2021-33, Cl AV
2.500%, 03/25/2048	574	421
FNMA REMIC CMO, Ser 2021-33, Cl AI, IO
2.500%, 05/25/2047	1,868	246
FNMA REMIC CMO, Ser 2021-4, Cl GI, IO
3.000%, 02/25/2051	653	108
FNMA REMIC CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	1,150	965
FNMA REMIC CMO, Ser 2021-42, Cl DC
2.000%, 11/25/2050	2,716	2,254
FNMA REMIC CMO, Ser 2021-43, Cl IO, IO
2.500%, 06/25/2051	2,911	422
FNMA REMIC CMO, Ser 2021-44, Cl MI, IO
2.500%, 07/25/2051	900	138
FNMA REMIC CMO, Ser 2021-52, Cl CI, IO
2.500%, 12/25/2047	830	113
FNMA REMIC CMO, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	1,474	201
FNMA REMIC CMO, Ser 2021-62, Cl GI, IO
2.500%, 10/25/2047	785	113
FNMA REMIC CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	504	437
FNMA REMIC CMO, Ser 2021-73, Cl DJ
2.000%, 03/25/2049	1,531	1,264
FNMA REMIC CMO, Ser 2021-73, Cl A
2.500%, 11/25/2049	1,520	1,291
FNMA REMIC CMO, Ser 2021-76, Cl KB
1.250%, 11/25/2051	676	543
FNMA REMIC CMO, Ser 2021-77, Cl WI, IO
3.000%, 08/25/2050	1,331	211

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2021-78, Cl PA
2.500%, 11/25/2051	$1,344	$1,145
FNMA REMIC CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	2,183	1,744
FNMA REMIC CMO, Ser 2021-86, Cl MA
2.500%, 11/25/2047	2,473	2,159
FNMA REMIC CMO, Ser 2021-89, Cl AI, IO
2.500%, 04/25/2048	809	119
FNMA REMIC CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	1,463	1,249
FNMA REMIC CMO, Ser 2021-95, Cl MA
2.500%, 04/25/2050	1,783	1,504
FNMA REMIC CMO, Ser 2021-96, Cl AH
2.500%, 03/25/2049	1,570	1,336
FNMA REMIC CMO, Ser 2022-11, Cl D
3.000%, 01/25/2050	1,565	1,394
FNMA REMIC CMO, Ser 2022-18, Cl DL
3.250%, 07/25/2046	2,021	1,843
FNMA REMIC CMO, Ser 2022-22, Cl IO, IO
2.500%, 10/25/2051	1,898	288
FNMA REMIC CMO, Ser 2022-28, Cl CA
2.000%, 01/25/2048	1,485	1,328
FNMA REMIC CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	4,292	3,688
FNMA REMIC CMO, Ser 2022-4, Cl MH
3.000%, 09/25/2048	1,627	1,465
FNMA REMIC CMO, Ser 2022-49, Cl NQ
3.000%, 02/25/2052	744	642
FNMA REMIC CMO, Ser 2022-57, Cl BC
4.000%, 09/25/2052	172	161
FNMA REMIC CMO, Ser 2022-86, Cl IO, IO
2.500%, 05/25/2050	1,490	209
FNMA REMIC CMO, Ser 2022-89, Cl AY
3.000%, 02/25/2048	1,602	1,320
FNMA REMIC CMO, Ser 2022-9, Cl DJ
3.250%, 03/25/2049	1,120	1,019
FNMA REMIC CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	1,419	1,288
FNMA REMIC CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	4,673	604
FNMA REMIC CMO, Ser 2023-37, Cl FG
5.736%, SOFR30A + 0.414%, 08/25/2050(B)	3,890	3,750
FNMA REMIC CMO, Ser 2023-37, Cl FH
5.836%, SOFR30A + 0.514%, 01/25/2050(B)	2,470	2,400
FNMA REMIC CMO, Ser 2023-38, Cl FC
5.986%, SOFR30A + 0.664%, 06/25/2040(B)	1,593	1,577
FNMA TBA
7.000%, 03/15/2054	9,000	9,238
6.500%, 03/15/2054 to 04/15/2054	9,600	9,768

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
6.000%, 04/01/2032 to 03/15/2054	$18,405	$18,481
5.500%, 03/15/2054	55,022	54,426
5.000%, 03/15/2054 to 04/15/2054	55,896	54,202
4.500%, 04/14/2033 to 03/15/2054	55,699	52,722
4.000%, 03/01/2039 to 04/01/2039	82,139	75,569
3.500%, 03/15/2054	38,593	34,331
3.000%, 03/15/2043	65,673	56,165
2.500%, 03/01/2026 to 03/15/2054	34,571	28,807
2.000%, 03/15/2039 to 03/15/2054	52,997	42,186
GNMA
7.000%, 04/15/2026 to 10/15/2032	234	235
6.500%, 01/15/2026 to 01/20/2054	2,219	2,268
6.000%, 09/15/2028 to 01/20/2054	11,336	11,517
5.500%, 11/20/2052 to 08/20/2053	13,228	13,196
5.000%, 10/15/2039 to 08/20/2053	20,246	19,886
4.700%, 09/20/2061(B)	50	48
4.500%, 01/20/2040 to 09/20/2052	16,719	16,172
4.390%, 01/20/2069(B)	6	6
4.000%, 10/20/2044 to 06/20/2052	20,586	19,348
3.500%, 06/20/2044 to 02/20/2053	23,250	21,255
3.000%, 09/15/2042 to 04/20/2053	48,073	42,382
2.500%, 12/20/2037 to 12/20/2051	37,512	31,893
2.000%, 08/20/2050 to 03/20/2051	36,054	29,261
GNMA ARM
6.700%, H15T1Y + 1.440%, 01/20/2060(B)	124	124
3.625%, H15T1Y + 1.500%, 07/20/2034(B)	3	3
GNMA CMO, Ser 2005-7, Cl JM
4.725%, 05/18/2034(B)	–	–
GNMA CMO, Ser 2006-16, Cl GS, IO
1.556%, 04/20/2036(B)	203	19
GNMA CMO, Ser 2007-78, Cl SA, IO
1.094%, 12/16/2037(B)	1,375	54
GNMA CMO, Ser 2009-106, Cl KS, IO
0.966%, 11/20/2039(B)	1,353	95
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	841	848
GNMA CMO, Ser 2009-66, Cl XS, IO
1.364%, 07/16/2039(B)	7	–
GNMA CMO, Ser 2009-8, Cl PS, IO
0.864%, 08/16/2038(B)	3	–
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	1,227	1,189
GNMA CMO, Ser 2010-4, Cl NS, IO
0.954%, 01/16/2040(B)	2,067	181
GNMA CMO, Ser 2010-4, Cl SL, IO
0.964%, 01/16/2040(B)	43	4
GNMA CMO, Ser 2010-85, Cl HS, IO
1.216%, 01/20/2040(B)	9	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-H10, Cl FC
6.470%, TSFR1M + 1.114%, 05/20/2060(B)	$503	$505
GNMA CMO, Ser 2010-H26, Cl LF
5.813%, TSFR1M + 0.464%, 08/20/2058(B)	733	729
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	23	4
GNMA CMO, Ser 2011-H09, Cl AF
5.963%, TSFR1M + 0.614%, 03/20/2061(B)	191	190
GNMA CMO, Ser 2012-112, Cl IO, IO
0.108%, 02/16/2053(B)	1,794	4
GNMA CMO, Ser 2012-124, Cl AS, IO
0.764%, 10/16/2042(B)	282	28
GNMA CMO, Ser 2012-142, Cl IO, IO
0.178%, 04/16/2054(B)	5,212	15
GNMA CMO, Ser 2012-27, Cl IO, IO
0.227%, 04/16/2053(B)	2,489	5
GNMA CMO, Ser 2012-98, Cl SA, IO
0.664%, 08/16/2042(B)	226	23
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.356%, 03/20/2062(B)	354	25
GNMA CMO, Ser 2013-107, Cl AD
2.834%, 11/16/2047(B)	327	290
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	1,352	1,212
GNMA CMO, Ser 2013-163, Cl IO, IO
1.010%, 02/16/2046(B)	1,313	19
GNMA CMO, Ser 2013-H01, Cl TA
5.963%, TSFR1M + 0.614%, 01/20/2063(B)	4	4
GNMA CMO, Ser 2013-H01, Cl JA
5.783%, TSFR1M + 0.434%, 01/20/2063(B)	115	114
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	856	752
GNMA CMO, Ser 2014-186, Cl IO, IO
0.371%, 08/16/2054(B)	1,768	18
GNMA CMO, Ser 2014-47, Cl IA, IO
0.153%, 02/16/2048(B)	315	1
GNMA CMO, Ser 2014-50, Cl IO, IO
0.628%, 09/16/2055(B)	1,678	41
GNMA CMO, Ser 2014-H04, Cl FB
6.113%, TSFR1M + 0.764%, 02/20/2064(B)	320	320
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	1,418	1,217
GNMA CMO, Ser 2015-161, Cl GF
5.734%, TSFR1M + 0.414%, 11/20/2045(B)	768	743
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	166	31

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2016-128, Cl IO, IO
0.858%, 09/16/2056(B)	$2,175	$82
GNMA CMO, Ser 2016-135, Cl SB, IO
0.664%, 10/16/2046(B)	666	90
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	84	17
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	1,562	1,228
GNMA CMO, Ser 2017-135, Cl AG
2.600%, 08/16/2058	570	486
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	3,135	2,792
GNMA CMO, Ser 2017-145, Cl IO, IO
0.505%, 04/16/2057(B)	1,583	44
GNMA CMO, Ser 2017-157, Cl IO, IO
0.504%, 12/16/2059(B)	803	28
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	675	610
GNMA CMO, Ser 2017-190, Cl IO, IO
0.618%, 03/16/2060(B)	1,410	49
GNMA CMO, Ser 2017-8, Cl IO, IO
0.447%, 08/16/2058(B)	1,207	28
GNMA CMO, Ser 2018-168, Cl PA
4.000%, 08/20/2048	166	155
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	1,042	925
GNMA CMO, Ser 2018-H06, Cl PF
5.763%, TSFR1M + 0.414%, 02/20/2068(B)	201	198
GNMA CMO, Ser 2018-H07, Cl FD
5.763%, TSFR1M + 0.414%, 05/20/2068(B)	407	406
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	753	679
GNMA CMO, Ser 2019-18, Cl TP
3.500%, 02/20/2049	89	81
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	60	53
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	261	227
GNMA CMO, Ser 2020-103, Cl AD
1.450%, 01/16/2063	1,448	1,089
GNMA CMO, Ser 2020-109, Cl AI, IO
0.838%, 05/16/2060(B)	2,158	119
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	949	126
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	274	34
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	427	57
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	375	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-133, Cl GA
1.000%, 09/20/2050	$1,629	$1,357
GNMA CMO, Ser 2020-138, Cl LE
1.500%, 09/20/2050	3,691	2,887
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	445	62
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	1,430	185
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	310	41
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	6,233	844
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	3,067	341
GNMA CMO, Ser 2020-184, Cl IO, IO
0.913%, 11/16/2060(B)	2,788	177
GNMA CMO, Ser 2020-187, Cl MI, IO
3.000%, 12/20/2050	717	124
GNMA CMO, Ser 2020-41, Cl IO, IO
0.584%, 07/16/2058(B)	490	14
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	273	49
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	718	130
GNMA CMO, Ser 2020-H09, Cl FL
6.613%, TSFR1M + 1.264%, 05/20/2070(B)	847	846
GNMA CMO, Ser 2020-H09, Cl NF
6.713%, TSFR1M + 1.364%, 04/20/2070(B)	200	201
GNMA CMO, Ser 2020-H12, Cl F
5.963%, TSFR1M + 0.614%, 07/20/2070(B)	98	96
GNMA CMO, Ser 2020-H13, Cl FA
5.913%, TSFR1M + 0.564%, 07/20/2070(B)	558	541
GNMA CMO, Ser 2020-H20, Cl FA
5.813%, TSFR1M + 0.464%, 04/20/2070(B)	170	165
GNMA CMO, Ser 2021-115, Cl MI, IO
2.500%, 05/20/2051	453	47
GNMA CMO, Ser 2021-138, Cl IK, IO
3.000%, 07/20/2051	822	110
GNMA CMO, Ser 2021-14, Cl AB
1.340%, 06/16/2063	1,149	854
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	70	57
GNMA CMO, Ser 2021-21, Cl AH
1.400%, 06/16/2063	2,160	1,611
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	864	730
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	1,915	1,656

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-227, Cl E
2.500%, 07/20/2050	$6,179	$5,276
GNMA CMO, Ser 2021-26, Cl AI, IO
2.000%, 02/20/2051	906	105
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(B)	799	767
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	1,287	1,215
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	1,132	1,103
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	1,128	1,068
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	990	173
GNMA CMO, Ser 2021-29, Cl AG
5.000%, 02/20/2051	145	141
GNMA CMO, Ser 2021-37, Cl IO, IO
0.805%, 01/16/2061(B)	2,830	163
GNMA CMO, Ser 2021-5, Cl IO, IO
1.112%, 01/16/2061(B)	4,555	351
GNMA CMO, Ser 2021-60, Cl IO, IO
0.826%, 05/16/2063(B)	2,243	131
GNMA CMO, Ser 2021-68, Cl IO, IO
0.871%, 10/16/2062(B)	2,687	160
GNMA CMO, Ser 2021-77, Cl LC
1.250%, 07/20/2050	117	91
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	571	560
GNMA CMO, Ser 2021-8, Cl AQ
5.000%, 01/20/2051	145	144
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	2,174	291
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	5,236	4,265
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	1,382	1,321
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	1,577	1,282
GNMA CMO, Ser 2022-191, Cl B
4.000%, 06/20/2041	6,076	5,570
GNMA CMO, Ser 2022-191, Cl BY
4.000%, 08/20/2041	6,632	6,087
GNMA CMO, Ser 2022-196, Cl BE
3.000%, 10/16/2064(B)	1,100	804
GNMA CMO, Ser 2022-197, Cl LF
6.024%, SOFR30A + 0.700%, 11/20/2052(B)	4,710	4,656
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	1,938	1,519
GNMA CMO, Ser 2022-210, Cl IO, IO
0.697%, 07/16/2064(B)	1,480	93

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2022-216, Cl IO, IO
0.750%, 07/16/2065(B)	$1,487	$95
GNMA CMO, Ser 2022-220, Cl E
3.000%, 10/16/2064(B)	900	665
GNMA CMO, Ser 2022-3, Cl IO, IO
0.640%, 02/16/2061(B)	1,538	75
GNMA CMO, Ser 2022-3, Cl B
1.850%, 02/16/2061	400	198
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	3,376	2,934
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	2,573	2,361
GNMA CMO, Ser 2022-4, Cl Z
1.900%, 03/16/2064	208	98
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	6,216	5,224
GNMA CMO, Ser 2022-50, Cl DC
2.500%, 08/20/2051	1,577	1,364
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	4,552	3,979
GNMA CMO, Ser 2022-59, Cl IO, IO
0.571%, 02/16/2062(B)	3,383	163
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	2,932	2,726
GNMA CMO, Ser 2022-81, Cl CI, IO
3.000%, 09/20/2050	1,548	224
GNMA CMO, Ser 2022-82, Cl Z
2.000%, 02/16/2064	1,346	732
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	11,561	9,515
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	400	312
GNMA CMO, Ser 2023-179, Cl IO, IO
0.611%, 09/16/2063(B)	16,406	666
GNMA CMO, Ser 2023-92, Cl AH
2.000%, 06/16/2064	4,499	3,450
GNMA CMO, Ser 2023-92, Cl IA, IO
0.611%, 06/16/2064(B)	3,999	249
GNMA CMO, Ser 2024-30, Cl CF
6.500%, SOFR30A + 1.250%, 02/20/2054(B)	195	–
GNMA TBA
6.500%, 03/01/2037 to 05/15/2054	19,900	20,152
5.500%, 03/20/2038	28,025	27,838
5.000%, 03/01/2039	42,673	41,679
4.500%, 03/01/2039	36,250	34,615
4.000%, 03/15/2054	2,600	2,419
3.500%, 03/15/2054	2,590	2,342
3.000%, 03/15/2054	1,500	1,315

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.500%, 03/15/2054	$32,257	$27,298

		2,716,962
Non-Agency Mortgage-Backed Obligations — 5.3%
Alen Mortgage Trust, Ser 2021-ACEN, Cl A
6.583%, TSFR1M + 1.264%, 04/15/2034(B)(D)	1,900	1,730
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
6.010%, TSFR1M + 0.674%, 06/25/2045(B)	51	51
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(B)(D)	384	355
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(B)(D)	144	133
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(B)(D)	1,101	896
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(B)(D)	697	577
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(B)(D)	8,495	7,756
Angel Oak Mortgage Trust, Ser 2022-3, Cl A1
4.000%, 01/25/2067(D)	3,187	2,981
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/2054(B)(D)	1,205	979
AREIT Trust, Ser 2022-CRE6, Cl A
6.574%, SOFR30A + 1.250%, 01/20/2037(B)(D)	1,833	1,817
AREIT Trust, Ser 2022-CRE7, Cl A
7.562%, TSFR1M + 2.242%, 06/17/2039(B)(D)	2,110	2,112
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(B)(D)	2,640	2,441
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
3.507%, 11/25/2021(B)	6	4
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.272%, 04/25/2037(B)	36	30
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	5	5
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	26	23

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust, Ser 2005-B, Cl 2A1
4.058%, 04/20/2035(B)	$436	$379
BANK, Ser 2017-BNK5, Cl A4
3.131%, 06/15/2060	1,130	1,060
BANK, Ser 2019-BN19, Cl A3
3.183%, 08/15/2061	385	337
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	685	609
BANK, Ser 2022-BNK40, Cl A4
3.394%, 03/15/2064(B)	1,240	1,099
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(B)(D)	6,065	5,260
BBCMS Mortgage Trust, Ser 2017-C18, Cl A5
5.710%, 12/15/2055(B)	1,760	1,834
BBCMS Mortgage Trust, Ser 2018-C2, Cl ASB
4.236%, 12/15/2051	464	452
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	1,205	1,125
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	1,040	983
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.944%, 05/25/2034(B)	10	9
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041(B)(D)	–	–
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/2055	1,490	1,315
Benchmark Mortgage Trust, Ser 2022-B35, Cl A5
4.444%, 05/15/2055(B)	970	898
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.444%, 05/15/2055(B)	975	864
BMO Mortgage Trust, Ser 2022-C1, Cl A1
2.198%, 02/15/2055	1,044	996
BPR Trust, Ser 2021-TY, Cl A
6.483%, TSFR1M + 1.164%, 09/15/2038(B)(D)	745	737
BPR Trust, Ser 2022-STAR, Cl A
8.550%, TSFR1M + 3.232%, 08/15/2024(B)(D)	4,600	4,606
BRAVO Residential Funding Trust, Ser 2022-NQM1, Cl A1
3.626%, 09/25/2061(B)(D)	758	710
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	668	628

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)(D)	$238	$230
BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/2035(D)	2,200	1,342
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl A
6.103%, TSFR1M + 0.784%, 06/15/2038(B)(D)	1,156	1,146
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
6.532%, TSFR1M + 1.214%, 09/15/2036(B)(D)	3,225	3,173
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.132%, TSFR1M + 0.814%, 09/15/2036(B)(D)	6,571	6,497
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
6.121%, TSFR1M + 0.803%, 10/15/2038(B)(D)	5,831	5,773
BX Commercial Mortgage Trust, Ser 2023-XL3, Cl A
7.079%, TSFR1M + 1.761%, 12/09/2040(B)(D)	1,500	1,510
BX Trust, Ser 2019-MMP, Cl A
6.362%, TSFR1M + 1.044%, 08/15/2036(B)(D)	796	780
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	1,945	1,719
BX Trust, Ser 2021-ARIA, Cl A
6.332%, TSFR1M + 1.014%, 10/15/2036(B)(D)	4,760	4,698
BX Trust, Ser 2021-ARIA, Cl B
6.730%, TSFR1M + 1.411%, 10/15/2036(B)(D)	3,641	3,578
BX Trust, Ser 2021-BXMF, Cl A
6.068%, TSFR1M + 0.750%, 10/15/2026(B)(D)	2,008	1,984
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
6.685%, TSFR1M + 1.367%, 12/15/2037(B)(D)	1,400	1,400
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(B)(D)	55	–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,146
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	443	431

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
5.701%, 02/25/2037(B)	$10	$10
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
5.245%, 02/25/2037(B)	12	12
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
5.155%, 06/25/2035(B)	14	13
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
6.215%, TSFR1M + 0.894%, 10/25/2034(B)	335	315
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(B)(D)	117	107
CIM Trust, Ser 2021-INV1, Cl A2
2.500%, 07/01/2051(B)(D)	14,975	11,963
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	170	170
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	880	862
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A4
3.458%, 12/10/2049	355	339
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	4,120	3,632
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
6.240%, 09/25/2033(B)	12	12
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
5.911%, 08/25/2034(B)	8	7
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
5.657%, 09/25/2033(B)(D)	20	19
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(B)(D)	1,490	1,174
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(B)(D)	1,558	1,235
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(C)(D)	1,587	1,433
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
3.742%, 02/10/2047(B)	347	330
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	510	496

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS4, Cl A4
3.420%, 08/10/2047	$1,441	$1,429
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.464%, 10/10/2048(B)	1,755	1,632
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR27, Cl A3
3.349%, 10/10/2048	3,878	3,748
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC19, Cl XA, IO
1.081%, 02/10/2048(B)	14,344	65
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC23, Cl A3
3.521%, 10/10/2048	772	753
Commercial Mortgage Pass-Through Certificates, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(D)	1,780	1,620
Commercial Mortgage Pass-Through Certificates, Ser 2018-COR3, Cl A2
3.961%, 05/10/2051	6,103	5,828
Commercial Mortgage Pass-Through Certificates, Ser 2020-CBM, Cl A2
2.896%, 02/10/2037(D)	1,950	1,878
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(D)	3,290	2,652
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
6.872%, SOFR30A + 1.550%, 10/25/2041(B)(D)	1,030	1,034
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
8.271%, SOFR30A + 2.950%, 06/25/2042(B)(D)	782	803
Connecticut Avenue Securities TruST, Ser 2024-R01, Cl 1M2
7.122%, SOFR30A + 1.800%, 01/25/2044(B)(D)	790	792
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	305	268
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	57	56
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031(A)	1	1
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
5.362%, 08/25/2034(B)	71	63

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	$72	$43
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
6.345%, TSFR1M + 1.027%, 05/15/2036(B)(D)	7,082	7,082
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl C
6.795%, TSFR1M + 1.477%, 05/15/2036(B)(D)	4,145	4,145
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	845	827
CSAIL Commercial Mortgage Trust, Ser 2015-CX9, Cl A5
3.446%, 09/15/2050	4,380	4,041
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	16	16
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	2,080	1,830
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057(B)(D)	2,665	2,548
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(B)(D)	2,583	2,275
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(B)(D)	2,831	2,670
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(C)(D)	612	563
CSMC Trust, Ser 2019-NQM1, Cl A3
4.064%, 10/25/2059(C)(D)	1,150	1,112
CSMC Trust, Ser 2020-FACT, Cl A
7.033%, TSFR1M + 1.714%, 10/15/2037(B)(D)	2,080	2,041
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(B)(D)	1,335	1,102
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(B)(D)	1,871	1,478
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(B)(D)	1,131	972
CSMC Trust, Ser 2021-RPL2, Cl A1
0.000%, 01/25/2060(D)(E)	689	591
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(B)(D)	2,211	1,890
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(B)(D)	1,226	1,070
CSMC Trust, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(B)(D)	5,181	5,012
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(B)(D)	3,171	2,758
DBJPM Mortgage Trust, Ser 2016-C1, Cl B
4.195%, 05/10/2049(B)	1,780	1,607

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	$1,995	$1,688
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(B)(D)	2,375	2,118
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
6.234%, TSFR1M + 0.914%, 11/19/2044(B)	190	177
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(B)(D)	1,857	1,487
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(B)(D)	828	700
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl B
6.533%, TSFR1M + 1.214%, 10/15/2038(B)(D)	1,330	1,316
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl A
6.187%, TSFR1M + 0.869%, 10/15/2038(B)(D)	1,931	1,914
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(B)(D)	502	441
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.822%, SOFR30A + 1.500%, 10/25/2041(B)(D)	2,300	2,294
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
6.322%, SOFR30A + 1.000%, 01/25/2042(B)(D)	2,716	2,711
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.522%, SOFR30A + 2.200%, 05/25/2042(B)(D)	366	372
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
5.818%, 09/25/2034(B)	14	13
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(B)(D)	50	49
Granite Point Mortgage Trust, Ser 2021-FL3, Cl A
6.684%, TSFR1M + 1.364%, 07/16/2035(B)(D)	1,095	1,062
GS Mortgage Securities II Trust, Ser 2023-SHIP, Cl A
4.322%, 09/10/2038(B)(D)	1,980	1,917
GS Mortgage Securities Trust, Ser 2015-GC32, Cl A3
3.498%, 07/10/2048	792	770

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(D)	$4,610	$4,473
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
8.365%, TSFR1M + 3.000%, 09/15/2031(B)(D)	2,821	917
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
7.165%, TSFR1M + 1.800%, 09/15/2031(B)(D)	3,346	2,375
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A4
1.721%, 12/12/2053	2,606	2,069
GS Mortgage Securities Trust, Ser 2021-ARDN, Cl B
7.082%, TSFR1M + 1.764%, 11/15/2036(B)(D)	3,062	3,004
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	2,438	2,341
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(B)(D)	1,111	914
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A24
3.000%, 06/25/2052(B)(D)	2,020	1,782
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(B)(D)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
0.000%, 09/25/2035(B)(D)(E)	127	1
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	22	22
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	3	4
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
6.334%, TSFR1M + 1.014%, 06/20/2035(B)	905	820
Houston Galleria Mall Trust, Ser 2015-HGLR, Cl A1A2
3.087%, 03/05/2037(D)	5,470	5,276
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	1,900	1,694
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041(B)(D)	1,995	1,740

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2005-4, Cl 2A1
6.035%, TSFR1M + 0.414%, 05/25/2035(B)	$67	$61
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051(D)	559	550
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
6.295%, TSFR1M + 0.974%, 09/25/2034(B)	9	8
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
6.235%, TSFR1M + 0.914%, 11/25/2034(B)	14	12
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/2047	2,170	2,114
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	469	465
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	2,078	2,033
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	1,410	1,349
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050(B)	1,740	1,406
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,313
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	485	463
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	2,000	1,788
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2022-ACB, Cl A
6.725%, SOFR30A + 1.400%, 03/15/2039(B)(D)	1,550	1,540
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
5.241%, 06/25/2034(B)	106	98
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.113%, 02/25/2035(B)	32	30
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
6.144%, 04/25/2035(B)	2	2

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.095%, 11/25/2033(B)	$29	$27
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
5.592%, 08/25/2034(B)	52	51
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.951%, 10/26/2048(B)(D)	2,936	2,871
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(B)(D)	339	298
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(B)(D)	271	234
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(B)(D)	328	286
JPMorgan Mortgage Trust, Ser 2019-LTV3, Cl B2
4.379%, 03/25/2050(B)(D)	916	823
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(B)(D)	336	283
JPMorgan Mortgage Trust, Ser 2021-1, Cl A3
2.500%, 06/25/2051(B)(D)	8,637	6,900
JPMorgan Mortgage Trust, Ser 2021-10, Cl A3
2.500%, 12/25/2051(B)(D)	8,295	6,616
JPMorgan Mortgage Trust, Ser 2021-14, Cl A3
2.500%, 05/25/2052(B)(D)	10,358	8,275
JPMorgan Mortgage Trust, Ser 2022-1, Cl A3
2.500%, 07/25/2052(B)(D)	9,599	7,669
JPMorgan Mortgage Trust, Ser 2022-3, Cl A2
3.000%, 08/25/2052(B)(D)	1,279	1,062
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(D)	2,300	2,037
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
5.375%, 11/21/2034(B)	607	567
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	135	128
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	159	86
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(D)	994	621

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
5.785%, TSFR1M + 0.464%, 05/25/2035(B)(D)	$182	$94
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(A)(D)	5	3
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
6.219%, 10/25/2032(B)	2	2
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
6.273%, 10/25/2032(B)	10	9
Med Trust, Ser 2021-MDLN, Cl A
6.383%, TSFR1M + 1.064%, 11/15/2038(B)(D)	3,094	3,071
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
6.244%, 07/25/2033(B)	18	16
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.068%, 12/25/2034(B)	37	34
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
5.289%, 02/25/2034(B)	17	15
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
4.927%, 08/25/2034(B)	24	22
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
6.401%, TSFR6M + 1.148%, 09/25/2029(B)	26	24
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
4.667%, 02/25/2036(B)	6	6
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(B)(D)	602	508
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(B)(D)	901	794
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
6.233%, TSFR1M + 0.915%, 04/15/2038(B)(D)	998	992
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(B)(D)	1,441	1,379
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(D)	1,124	1,047
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
0.954%, 11/15/2049(B)	12,945	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
7.321%, TSFR1M + 1.650%, 05/15/2036(B)(D)	$2,296	$2,272
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	1,356	1,112
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,930	3,618
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.645%, 04/25/2034(B)	54	53
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(B)(D)	9,119	7,285
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
5.783%, US0001M + 0.340%, 04/16/2036(B)(D)	1,996	1,907
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(D)	135	120
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(B)(D)	3,115	2,813
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl A5
6.014%, 12/15/2056(B)	1,840	1,960
New Residential Mortgage Loan Trust, Ser 2015-2A, Cl A1
3.750%, 08/25/2055(B)(D)	901	837
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057(B)(D)	1,576	1,479
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058(B)(D)	1,323	1,203
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl A1B
3.500%, 09/25/2059(B)(D)	1,744	1,605
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(B)(D)	1,386	1,281
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(B)(D)	228	210
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(B)(D)	707	592
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	1,126	1,104

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New York Mortgage Trust, Ser 2006-1, Cl 2A2
4.824%, 05/25/2036(B)	$36	$30
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
6.185%, TSFR1M + 0.864%, 05/25/2055(B)(D)	1,426	1,425
NJ Trust, Ser 2023-GSP, Cl A
6.481%, 01/06/2029(B)(D)	1,430	1,476
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(B)(D)	27	26
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(B)(D)	719	564
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(B)(D)	1,017	787
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(B)(D)	3,134	2,679
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(B)(D)	7,259	6,303
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	2,490	2,124
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(B)(D)	890	733
OPG Trust, Ser 2021-PORT, Cl A
5.917%, TSFR1M + 0.598%, 10/15/2036(B)(D)	2,726	2,685
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(A)	3	2
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	15	14
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(B)(D)	1,104	878
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(B)(D)	846	706
RALI Trust, Ser 2005-QO2, Cl A1
6.441%, 12MTA + 1.360%, 09/25/2045(B)	152	135
RALI Trust, Ser 2005-QO5, Cl A1
6.081%, 12MTA + 1.000%, 01/25/2046(B)	275	211
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	20	17
Rate Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(B)(D)	4,979	3,965
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(B)(D)	11,113	9,560
Rate Mortgage Trust, Ser 2022-J1, Cl A7
3.000%, 01/25/2052(B)(D)	2,214	1,843

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.052%, 12/25/2034(B)	$179	$159
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(B)(D)	276	272
Rocket Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(B)(D)	1,204	962
Rocket Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(B)(D)	1,495	1,190
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
6.000%, US0006M + 0.320%, 01/20/2035(B)	68	65
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
4.978%, 10/25/2048(B)(D)	1,996	1,918
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(B)(D)	115	90
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(B)(D)	3,604	3,262
SMRT, Ser 2022-MINI, Cl A
6.318%, TSFR1M + 1.000%, 01/15/2039(B)(D)	7,460	7,385
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(B)(D)	490	426
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(B)(D)	82	76
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(B)(D)	365	338
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(B)(D)	333	304
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(B)(D)	1,425	1,177
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
6.094%, TSFR1M + 0.774%, 10/19/2034(B)	36	33
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
5.914%, TSFR1M + 0.594%, 04/19/2035(B)	645	600
Structured Asset Securities, Ser 2003-31A, Cl 2A7
6.725%, 10/25/2033(B)	811	773
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.791%, 12/25/2033(B)	22	21

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
STWD, Ser 2019-FL1, Cl A
6.512%, TSFR1M + 1.194%, 07/15/2038(B)(D)	$34	$34
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
6.075%, TSFR1M + 0.754%, 09/25/2043(B)	71	66
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.639%, 06/25/2057(B)(D)	1,860	1,536
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(B)(D)	–	–
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(B)(D)	18	17
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(B)(D)	1,241	1,171
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(D)	1,044	950
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(D)	2,992	2,770
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl A3
3.301%, 10/15/2050	802	750
UBS Commercial Mortgage Trust, Ser 2018-C11, Cl B
4.713%, 06/15/2051(B)	1,750	1,529
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(C)(D)	351	339
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(B)(D)	434	418
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060(B)(D)	156	154
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(B)(D)	615	532
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(B)(D)	1,225	1,055
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(B)(D)	990	819
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(B)(D)	1,287	1,014
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(B)(D)	3,389	2,817
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(B)(D)	1,451	1,239
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(B)(D)	1,417	1,210

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(B)(D)	$492	$443
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(B)(D)	581	513
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(D)	355	328
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035(D)	1,210	1,132
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.857%, 10/25/2033(B)	31	29
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
5.346%, 06/25/2033(B)	27	26
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
5.580%, 08/25/2033(B)	29	27
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
5.657%, 09/25/2033(B)	68	62
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
2.515%, 06/25/2033(B)	5	5
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	107	102
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.559%, 06/25/2034(B)	21	19
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
5.050%, 06/25/2034(B)	1,862	1,730
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
4.947%, 07/25/2034(B)	2,231	2,061
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.955%, TSFR1M + 0.634%, 11/25/2045(B)	5,196	4,698
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
5.975%, TSFR1M + 0.654%, 12/25/2045(B)	2,522	2,449
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
6.151%, 12MTA + 1.070%, 01/25/2046(B)	907	653
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
4.022%, 11/25/2036(B)	57	48

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
4.390%, 12MTA + 0.810%, 12/25/2046(B)	$69	$52
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
4.234%, 12MTA + 1.500%, 12/25/2046(B)	126	107
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	113	18
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033(A)	2	2
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(A)	8	7
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
5.950%, 08/25/2035(B)	14	13
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
0.976%, 08/15/2047(B)	9,376	16
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(B)	2,180	2,049
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(B)	970	876
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.543%, 10/15/2057(B)	3,916	2

		398,967
Total Mortgage-Backed Securities
(Cost $3,297,130) ($ Thousands)		3,115,929

U.S. TREASURY OBLIGATIONS — 26.8%
U.S. Treasury Bills
5.441%, 04/11/2024 (F)	4,930	4,900
5.327%, 04/02/2024 (F)	53,220	52,969
5.308%, 04/16/2024 (F)	65,640	65,197
5.305%, 05/09/2024 (F)	15,650	15,493
5.283%, 05/07/2024 (F)	6,810	6,743
5.278%, 04/25/2024 (F)	23,740	23,548
5.276%, 03/19/2024 (F)	17,025	16,980
5.276%, 04/18/2024 (F)	17,130	17,010
U.S. Treasury Bonds
4.750%, 11/15/2043	136,867	140,845

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.750%, 11/15/2053	$44,637	$47,490
4.500%, 02/15/2044	23,243	23,236
4.375%, 08/15/2043	17,100	16,742
4.250%, 02/15/2054	95,066	93,284
4.125%, 08/15/2053	8,787	8,412
4.000%, 11/15/2042	1,130	1,055
4.000%, 11/15/2052	310	290
3.875%, 02/15/2043	7,850	7,187
3.875%, 05/15/2043	18,299	16,734
3.625%, 08/15/2043	460	406
3.625%, 02/15/2044	6,330	5,565
3.625%, 02/15/2053	20,494	17,918
3.625%, 05/15/2053	2,724	2,383
3.375%, 08/15/2042	450	385
3.375%, 05/15/2044	5,470	4,624
3.375%, 11/15/2048	1,840	1,529
3.250%, 05/15/2042	4,120	3,465
3.125%, 11/15/2041	6,557	5,459
3.125%, 08/15/2044	600	487
3.125%, 05/15/2048	10,270	8,160
3.000%, 02/15/2049	8,260	6,400
3.000%, 08/15/2052	7,750	5,991
2.875%, 08/15/2028	7,485	7,054
2.875%, 08/15/2045	590	456
2.875%, 05/15/2049	1,360	1,028
2.875%, 05/15/2052	23,875	17,977
2.375%, 02/15/2042	15,124	11,114
2.375%, 05/15/2051	48,468	32,706
2.250%, 08/15/2046	4,750	3,226
2.250%, 02/15/2052	21,753	14,230
2.000%, 11/15/2041	95,502	66,120
2.000%, 08/15/2051	7,220	4,446
1.875%, 02/15/2051	11,000	6,585
1.875%, 11/15/2051	14,575	8,684
1.750%, 08/15/2041	80,030	53,298
1.625%, 11/15/2050	1,670	938
1.375%, 11/15/2040	48,146	30,576
1.375%, 08/15/2050	100	52
1.125%, 05/15/2040	2,289	1,412
1.125%, 08/15/2040	70,151	42,863
U.S. Treasury Inflation-Protected Securities
1.125%, 01/15/2033	14,530	13,592
U.S. Treasury Notes
5.000%, 08/31/2025	480	481
5.000%, 10/31/2025	13,675	13,726
4.875%, 11/30/2025	8,695	8,716
4.875%, 10/31/2028	360	369
4.750%, 07/31/2025	11,585	11,570
4.625%, 02/28/2025	6,097	6,072
4.625%, 02/28/2026	42,593	42,590
4.625%, 09/15/2026	90	90
4.625%, 11/15/2026	9,585	9,621

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.625%, 09/30/2028	$1,140	$1,155
4.625%, 09/30/2030	10	10
4.500%, 11/30/2024	108	107
4.500%, 11/15/2033	13,145	13,394
4.375%, 10/31/2024	470	467
4.375%, 08/31/2028	580	582
4.375%, 11/30/2030	8,280	8,324
4.250%, 10/15/2025	26,680	26,465
4.250%, 01/31/2026	1,120	1,112
4.250%, 02/28/2029	194,162	194,192
4.250%, 02/28/2031	11,808	11,793
4.125%, 01/31/2025	16,168	16,028
4.125%, 02/15/2027	101,113	100,284
4.000%, 01/15/2027	10,565	10,441
4.000%, 01/31/2029	157,661	155,838
4.000%, 02/28/2030	3,984	3,924
4.000%, 01/31/2031	12,380	12,179
4.000%, 02/15/2034	111,179	109,008
3.875%, 04/30/2025	18,015	17,796
3.875%, 11/30/2027	12,692	12,481
3.875%, 12/31/2029	7,949	7,784
3.750%, 12/31/2028	1,060	1,036
3.625%, 03/31/2030	5,498	5,306
3.250%, 06/30/2029	20,914	19,894
3.000%, 07/15/2025	3,375	3,292
2.750%, 04/30/2027	11,410	10,857
2.750%, 07/31/2027	21,079	19,995
2.625%, 07/31/2029	63,650	58,620
2.375%, 03/31/2029	9,373	8,566
2.000%, 11/15/2026	7,220	6,772
1.750%, 03/15/2025	6,436	6,223
1.500%, 08/15/2026	7,323	6,815
1.375%, 10/31/2028	17,685	15,529
1.250%, 04/30/2028	19,983	17,664
1.250%, 06/30/2028	7,211	6,347
1.250%, 09/30/2028	3,579	3,130
1.125%, 10/31/2026	34,057	31,214
1.125%, 08/31/2028	1,714	1,493
1.000%, 07/31/2028	20,607	17,896
0.375%, 01/31/2026	1,685	1,554
0.375%, 07/31/2027	14,830	12,961
0.250%, 07/31/2025	14,020	13,147

Total U.S. Treasury Obligations
(Cost $2,081,823) ($ Thousands)		2,002,154

CORPORATE OBLIGATIONS — 26.3%
Communication Services — 2.4%
Alphabet
1.900%, 08/15/2040	390	258

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AT&T
5.550%, 08/15/2041	$240	$235
5.400%, 02/15/2034	3,865	3,870
5.350%, 09/01/2040	230	221
4.500%, 05/15/2035	2,740	2,523
4.500%, 03/09/2048	195	163
4.350%, 06/15/2045	1,082	905
3.800%, 12/01/2057	2,105	1,482
3.650%, 09/15/2059	930	629
3.550%, 09/15/2055	4,068	2,771
3.500%, 06/01/2041	719	551
3.500%, 09/15/2053	3,526	2,424
2.550%, 12/01/2033	380	300
2.300%, 06/01/2027	1,200	1,099
2.250%, 02/01/2032	3,070	2,462
1.700%, 03/25/2026	2,230	2,074
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	110	100
6.384%, 10/23/2035	170	165
6.150%, 11/10/2026	4,129	4,165
5.750%, 04/01/2048	2,710	2,256
5.500%, 04/01/2063	968	749
5.375%, 04/01/2038	1,480	1,275
5.375%, 05/01/2047	350	276
5.250%, 04/01/2053	1,380	1,071
5.125%, 07/01/2049	310	235
5.050%, 03/30/2029	2,000	1,914
4.908%, 07/23/2025	970	957
4.800%, 03/01/2050	4,290	3,104
4.400%, 04/01/2033 (G)	2,040	1,783
4.200%, 03/15/2028	980	919
3.900%, 06/01/2052	575	362
3.750%, 02/15/2028	681	628
3.500%, 06/01/2041	387	256
3.500%, 03/01/2042	2,178	1,425
2.300%, 02/01/2032	2,000	1,519
Comcast
7.050%, 03/15/2033	50	56
5.350%, 11/15/2027	1,478	1,501
4.950%, 10/15/2058	120	111
4.400%, 08/15/2035	3,525	3,275
4.250%, 10/15/2030	1,320	1,263
4.250%, 01/15/2033	360	337
4.200%, 08/15/2034	570	524
4.150%, 10/15/2028	2,960	2,872
4.049%, 11/01/2052	4,025	3,177
4.000%, 03/01/2048	110	87
3.999%, 11/01/2049	120	95
3.969%, 11/01/2047	2,370	1,877
3.950%, 10/15/2025	1,110	1,091

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 04/01/2040	$380	$311
3.450%, 02/01/2050	280	201
3.400%, 04/01/2030	450	412
3.400%, 07/15/2046	60	44
3.300%, 04/01/2027	310	296
3.250%, 11/01/2039	250	192
3.150%, 03/01/2026	630	608
2.987%, 11/01/2063	841	505
2.937%, 11/01/2056	339	209
2.887%, 11/01/2051	690	437
2.800%, 01/15/2051	470	294
1.500%, 02/15/2031	4,175	3,330
Cox Enterprises
7.375%, 07/15/2027 (D)	2,895	3,047
Discovery Communications LLC
4.000%, 09/15/2055	786	520
Fox
6.500%, 10/13/2033	810	851
5.476%, 01/25/2039	270	252
4.709%, 01/25/2029	210	205
Meta Platforms
5.750%, 05/15/2063	1,418	1,485
5.600%, 05/15/2053	1,843	1,908
4.450%, 08/15/2052	1,495	1,306
Paramount Global
6.875%, 04/30/2036	1,175	1,078
5.900%, 10/15/2040	840	683
4.950%, 05/19/2050	908	646
Rogers Communications
5.300%, 02/15/2034	1,700	1,669
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (D)	2,000	1,533
Sprint Capital
8.750%, 03/15/2032	1,630	1,969
Sprint LLC
7.125%, 06/15/2024	2,020	2,025
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (D)	8,398	8,372
4.738%, 03/20/2025 (D)	1,585	1,575
Take-Two Interactive Software
4.000%, 04/14/2032	1,625	1,494
Telefonica Emisiones
4.103%, 03/08/2027	150	145
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,380	1,531
Time Warner Cable LLC
7.300%, 07/01/2038	100	100
6.750%, 06/15/2039	170	160
6.550%, 05/01/2037	280	264
5.875%, 11/15/2040	3,755	3,238
5.500%, 09/01/2041	4,882	4,025

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
T-Mobile USA
5.750%, 01/15/2034	$1,488	$1,532
5.150%, 04/15/2034	3,429	3,377
5.050%, 07/15/2033	1,867	1,826
4.500%, 04/15/2050	1,610	1,362
3.875%, 04/15/2030	3,540	3,286
3.750%, 04/15/2027	7,000	6,710
3.500%, 04/15/2025	720	704
3.400%, 10/15/2052	3,585	2,490
3.300%, 02/15/2051	210	144
3.000%, 02/15/2041	480	347
2.700%, 03/15/2032	2,680	2,231
2.550%, 02/15/2031	1,604	1,352
2.250%, 02/15/2026	1,570	1,479
2.250%, 11/15/2031	790	641
1.500%, 02/15/2026	504	468
Verizon Communications
5.500%, 03/16/2047	100	100
5.500%, 02/23/2054	1,294	1,278
5.250%, 03/16/2037	1,100	1,098
4.862%, 08/21/2046	30	28
4.500%, 08/10/2033	470	444
4.400%, 11/01/2034	3,830	3,562
4.329%, 09/21/2028	2,554	2,479
4.125%, 03/16/2027	330	321
4.016%, 12/03/2029	1,337	1,267
4.000%, 03/22/2050	1,110	876
3.850%, 11/01/2042	1,750	1,406
3.700%, 03/22/2061	475	336
3.400%, 03/22/2041	240	184
3.150%, 03/22/2030	580	519
3.000%, 03/22/2027	220	207
2.650%, 11/20/2040	1,642	1,132
2.625%, 08/15/2026	940	886
2.550%, 03/21/2031	1,396	1,177
2.355%, 03/15/2032	2,258	1,831
2.100%, 03/22/2028	700	623
1.750%, 01/20/2031	1,640	1,315
Vodafone Group PLC
4.875%, 06/19/2049	1,401	1,213
Walt Disney
6.650%, 11/15/2037	260	295
6.200%, 12/15/2034	265	289
4.625%, 03/23/2040	755	710
3.500%, 05/13/2040	2,215	1,777
Warnermedia Holdings
6.412%, 03/15/2026	720	720
5.141%, 03/15/2052	10,208	8,295
5.050%, 03/15/2042	5,785	4,865
4.279%, 03/15/2032	2,605	2,298
4.054%, 03/15/2029	500	463

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.755%, 03/15/2027	$370	$350

		178,605

Consumer Discretionary — 0.9%
Amazon.com
4.950%, 12/05/2044	600	593
4.800%, 12/05/2034	187	187
4.250%, 08/22/2057	160	138
3.875%, 08/22/2037	5,260	4,690
3.600%, 04/13/2032 (G)	2,260	2,084
3.450%, 04/13/2029	550	521
3.300%, 04/13/2027	260	249
3.150%, 08/22/2027	160	152
3.100%, 05/12/2051	2,210	1,560
2.500%, 06/03/2050	880	553
1.500%, 06/03/2030	540	447
1.200%, 06/03/2027	1,090	975
AutoZone
6.250%, 11/01/2028	1,185	1,232
Comcast
4.000%, 08/15/2047	170	136
Daimler Finance North America LLC
2.700%, 06/14/2024 (D)	990	982
Ford Motor
6.100%, 08/19/2032 (G)	940	938
Ford Motor Credit LLC
6.050%, 03/05/2031	1,530	1,523
2.900%, 02/10/2029	3,029	2,639
General Motors
6.600%, 04/01/2036	70	74
6.250%, 10/02/2043	940	944
5.600%, 10/15/2032 (G)	280	279
5.150%, 04/01/2038	150	139
General Motors Financial
5.750%, 02/08/2031	1,863	1,858
5.000%, 04/09/2027	465	460
4.350%, 01/17/2027	180	175
Home Depot
3.900%, 12/06/2028	80	77
3.900%, 06/15/2047	100	81
3.350%, 04/15/2050	800	579
3.300%, 04/15/2040	540	423
2.700%, 04/15/2030	480	425
2.500%, 04/15/2027	430	401
Hyatt Hotels
1.800%, 10/01/2024	2,515	2,459
Hyundai Capital America
6.500%, 01/16/2029 (D)	1,723	1,803
5.950%, 09/21/2026 (D)	2,085	2,108
5.700%, 06/26/2030 (D)	747	759
5.600%, 03/30/2028 (D)	2,340	2,362
5.500%, 03/30/2026 (D)	767	768

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.400%, 01/08/2031 (D)	$880	$881
Hyundai Capital America MTN
1.300%, 01/08/2026 (D)	1,418	1,314
Las Vegas Sands
3.200%, 08/08/2024	1,480	1,461
2.900%, 06/25/2025	140	134
Lowe's
5.850%, 04/01/2063	375	378
5.750%, 07/01/2053	1,125	1,136
5.625%, 04/15/2053	1,479	1,468
5.000%, 04/15/2040	1,690	1,606
4.500%, 04/15/2030	320	311
4.250%, 04/01/2052	2,167	1,741
2.500%, 04/15/2026	260	247
1.700%, 09/15/2028	900	782
McDonald's
5.450%, 08/14/2053	700	698
4.800%, 08/14/2028	1,489	1,485
McDonald's MTN
4.875%, 12/09/2045	670	618
4.700%, 12/09/2035	1,262	1,212
4.200%, 04/01/2050	1,250	1,034
3.800%, 04/01/2028	250	240
3.700%, 01/30/2026	1,065	1,040
3.625%, 09/01/2049	90	68
3.600%, 07/01/2030 (G)	460	426
3.500%, 03/01/2027	180	173
3.500%, 07/01/2027	510	489
2.125%, 03/01/2030	420	360
1.450%, 09/01/2025	850	805
Newell Brands
5.200%, 04/01/2026	560	544
NIKE
3.375%, 03/27/2050	2	1
3.250%, 03/27/2040	330	262
2.850%, 03/27/2030	650	585
2.750%, 03/27/2027	640	604
Sands China
5.125%, 08/08/2025	810	798
4.625%, 06/18/2030	1,890	1,726
Starbucks
4.850%, 02/08/2027	3,727	3,708
3.500%, 11/15/2050	940	688

		64,796

Consumer Staples — 1.7%
Adani International Container Terminal PVT
3.000%, 02/16/2031 (D)	554	475
Aetna
3.875%, 08/15/2047	360	269
Alcon Finance
3.000%, 09/23/2029 (D)	3,845	3,449

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Altria Group
6.875%, 11/01/2033	$1,820	$1,966
5.950%, 02/14/2049	380	378
4.800%, 02/14/2029	11	11
4.400%, 02/14/2026	203	200
3.400%, 02/04/2041	970	698
2.450%, 02/04/2032	2,750	2,202
2.350%, 05/06/2025	180	174
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	2,920	2,699
4.700%, 02/01/2036	2,292	2,194
3.650%, 02/01/2026	434	423
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	561	595
5.550%, 01/23/2049	1,120	1,148
5.450%, 01/23/2039	1,150	1,169
4.750%, 01/23/2029	1,890	1,874
4.375%, 04/15/2038	1,033	945
4.350%, 06/01/2040	970	869
4.000%, 04/13/2028	310	301
3.500%, 06/01/2030	300	278
Bacardi
4.450%, 05/15/2025 (D)	2,895	2,852
Bacardi / Barcardi Martini BV
5.400%, 06/15/2033 (D)	1,855	1,825
BAT Capital
6.000%, 02/20/2034	390	386
5.834%, 02/20/2031	3,410	3,398
5.650%, 03/16/2052	2,155	1,893
4.758%, 09/06/2049	224	173
4.540%, 08/15/2047	3,815	2,861
4.390%, 08/15/2037	680	558
3.557%, 08/15/2027	1,792	1,694
Bayer US Finance II LLC
4.375%, 12/15/2028 (D)	3,938	3,668
Bayer US Finance LLC
3.375%, 10/08/2024 (D)	1,475	1,450
Bunge Finance
1.630%, 08/17/2025	771	730
Coca-Cola
2.500%, 06/01/2040	310	221
CommonSpirit Health
3.347%, 10/01/2029	981	892
2.782%, 10/01/2030	1,840	1,576
Constellation Brands
5.250%, 11/15/2048	1,561	1,477
4.900%, 05/01/2033	712	691
4.800%, 01/15/2029	890	877
4.350%, 05/09/2027	600	587
3.600%, 05/09/2024	420	418
2.250%, 08/01/2031	130	106

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Costco Wholesale
1.750%, 04/20/2032	$560	$448
1.375%, 06/20/2027	1,220	1,097
CVS Pass-Through Trust
6.036%, 12/10/2028	946	952
5.926%, 01/10/2034 (D)	122	120
5.880%, 01/10/2028	56	55
5.789%, 01/10/2026 (D)	282	281
Danone
2.947%, 11/02/2026 (D)	450	426
DP World MTN
5.625%, 09/25/2048 (D)	2,590	2,418
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	2,440	2,200
General Mills
5.500%, 10/17/2028	1,665	1,692
Haleon US Capital LLC
3.625%, 03/24/2032	830	744
3.375%, 03/24/2027	770	731
3.375%, 03/24/2029	530	490
Imperial Brands Finance PLC
4.250%, 07/21/2025 (D)	3,165	3,102
JBS USA LUX
7.250%, 11/15/2053 (D)	1,568	1,643
6.750%, 03/15/2034 (D)	6,090	6,272
6.500%, 12/01/2052	3,825	3,678
3.000%, 02/02/2029	2,235	1,959
3.000%, 05/15/2032	2,765	2,214
Kenvue
5.050%, 03/22/2028	1,496	1,506
5.050%, 03/22/2053	972	936
4.900%, 03/22/2033	1,040	1,028
Keurig Dr Pepper
4.500%, 04/15/2052	1,413	1,200
4.417%, 05/25/2025	91	90
Kimberly-Clark
3.100%, 03/26/2030	200	182
Mondelez International
1.500%, 05/04/2025	1,070	1,023
PepsiCo
3.900%, 07/18/2032	1,827	1,715
2.625%, 03/19/2027	80	75
Philip Morris International
5.750%, 11/17/2032	381	389
5.625%, 09/07/2033	643	650
5.500%, 09/07/2030	1,053	1,063
5.375%, 02/15/2033	3,277	3,261
5.250%, 09/07/2028	1,614	1,626
5.250%, 02/13/2034	340	332
5.125%, 02/15/2030	2,835	2,821
5.125%, 02/13/2031	1,295	1,275
5.000%, 11/17/2025	1,588	1,583

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 02/15/2028	$2,763	$2,748
4.875%, 02/13/2029	2,071	2,036
2.100%, 05/01/2030	460	388
Pilgrim's Pride
6.250%, 07/01/2033	1,355	1,369
3.500%, 03/01/2032	670	560
Reckitt Benckiser Treasury Services PLC
2.750%, 06/26/2024 (D)	1,955	1,936
Reynolds American
8.125%, 05/01/2040	1,060	1,210
7.250%, 06/15/2037	745	797
6.150%, 09/15/2043	480	464
5.850%, 08/15/2045	4,055	3,684
Solventum
5.900%, 04/30/2054 (D)	1,130	1,106
5.600%, 03/23/2034 (D)	1,410	1,401
5.450%, 03/13/2031 (D)	1,070	1,061
5.400%, 03/01/2029 (D)	1,070	1,068
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	30
Tyson Foods
5.700%, 03/15/2034	1,714	1,712
5.400%, 03/15/2029	1,081	1,081
Walmart
3.300%, 04/22/2024	175	174
1.800%, 09/22/2031	200	164
1.500%, 09/22/2028	290	255

		125,171

Energy — 2.3%
Aker BP
6.000%, 06/13/2033 (D)	2,423	2,464
5.600%, 06/13/2028 (D)	1,932	1,950
Apache
5.100%, 09/01/2040	110	92
4.750%, 04/15/2043	420	323
4.250%, 01/15/2030	20	18
4.250%, 01/15/2044	1,130	780
BP Capital Markets America
4.989%, 04/10/2034	1,864	1,834
4.893%, 09/11/2033	1,795	1,760
4.812%, 02/13/2033	5,161	5,035
4.699%, 04/10/2029	1,856	1,833
3.633%, 04/06/2030	480	448
3.000%, 02/24/2050	1,430	954
Cameron LNG LLC
3.302%, 01/15/2035 (D)	1,670	1,381
2.902%, 07/15/2031 (D)	1,530	1,318
Canadian Natural Resources
6.450%, 06/30/2033	200	211
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/2029	1,846	1,702

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chevron
3.078%, 05/11/2050	$950	$670
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (D)	280	299
6.036%, 11/15/2033 (D)	1,875	1,925
ConocoPhillips
6.950%, 04/15/2029	995	1,090
4.150%, 11/15/2034	458	422
Continental Resources/Oklahoma
4.900%, 06/01/2044	810	657
4.375%, 01/15/2028	810	779
3.800%, 06/01/2024	770	766
2.268%, 11/15/2026 (D)	3,665	3,363
Coterra Energy
4.375%, 03/15/2029	1,840	1,773
3.900%, 05/15/2027	1,740	1,673
Devon Energy
7.875%, 09/30/2031	1,580	1,795
5.850%, 12/15/2025	1,400	1,408
5.600%, 07/15/2041	1,360	1,280
5.250%, 10/15/2027	98	98
5.000%, 06/15/2045	1,640	1,419
4.750%, 05/15/2042	567	480
4.500%, 01/15/2030	256	244
Diamondback Energy
6.250%, 03/15/2033	3,576	3,759
6.250%, 03/15/2053	1,489	1,575
4.250%, 03/15/2052	225	178
3.500%, 12/01/2029	1,350	1,239
3.125%, 03/24/2031	320	281
Ecopetrol
5.875%, 05/28/2045	3,400	2,518
Enbridge
6.700%, 11/15/2053	1,647	1,841
6.200%, 11/15/2030	1,123	1,177
6.000%, 11/15/2028	1,123	1,163
Energy Transfer
6.400%, 12/01/2030	5,086	5,337
6.250%, 04/15/2049	1,390	1,403
6.125%, 12/15/2045	879	873
5.950%, 05/15/2054	2,057	2,008
5.750%, 02/15/2033	1,484	1,494
5.550%, 05/15/2034	1,793	1,774
5.500%, 06/01/2027	620	622
5.400%, 10/01/2047	1,049	951
5.300%, 04/01/2044	60	54
5.300%, 04/15/2047	1,937	1,735
5.250%, 04/15/2029	2,085	2,077
5.000%, 05/15/2050	3,200	2,759
4.950%, 06/15/2028	280	276
4.000%, 10/01/2027	1,870	1,790
3.750%, 05/15/2030	2,180	1,988

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.900%, 05/15/2025	$740	$717
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	72
6.650%, 10/15/2034	390	431
6.125%, 10/15/2039	145	153
5.375%, TSFR3M + 2.832%, 02/15/2078 (B)	290	268
4.850%, 01/31/2034	1,570	1,529
4.850%, 03/15/2044	60	55
4.150%, 10/16/2028	1,580	1,525
3.950%, 01/31/2060	300	228
3.700%, 01/31/2051	510	384
3.125%, 07/31/2029	350	320
2.800%, 01/31/2030	1,800	1,598
EOG Resources
4.950%, 04/15/2050	1,590	1,481
4.375%, 04/15/2030	860	835
4.150%, 01/15/2026	270	266
3.900%, 04/01/2035	590	530
EQT
7.000%, 02/01/2030	900	953
Exxon Mobil
4.327%, 03/19/2050	100	87
4.227%, 03/19/2040	260	233
4.114%, 03/01/2046	910	771
3.482%, 03/19/2030	730	682
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (D)	286	228
2.625%, 03/31/2036 (D)	964	781
2.160%, 03/31/2034 (D)	1,425	1,221
1.750%, 09/30/2027 (D)	1,536	1,438
Hess
6.000%, 01/15/2040	2,240	2,351
5.800%, 04/01/2047	1,150	1,169
HF Sinclair
5.875%, 04/01/2026	1,265	1,269
KazMunayGas National JSC
6.375%, 10/24/2048 (D)	470	427
5.750%, 04/19/2047 (D)	1,390	1,178
5.375%, 04/24/2030 (D)	1,520	1,473
Kinder Morgan
5.200%, 03/01/2048	845	751
5.050%, 02/15/2046	260	227
4.300%, 06/01/2025	1,105	1,089
4.300%, 03/01/2028	450	436
Kinder Morgan Energy Partners
5.500%, 03/01/2044	70	65
5.400%, 09/01/2044	40	36
5.000%, 03/01/2043	50	44
MPLX
5.650%, 03/01/2053	402	382
5.500%, 02/15/2049	410	384

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.200%, 03/01/2047	$320	$287
5.200%, 12/01/2047	470	421
5.000%, 03/01/2033	2,251	2,153
4.950%, 03/14/2052	3,778	3,242
4.800%, 02/15/2029	120	118
4.700%, 04/15/2048	1,410	1,181
4.500%, 04/15/2038	810	705
4.000%, 03/15/2028	350	336
Occidental Petroleum
7.875%, 09/15/2031	140	158
7.500%, 05/01/2031	240	265
6.950%, 07/01/2024	1,473	1,474
5.550%, 03/15/2026	2,180	2,182
4.625%, 06/15/2045	400	323
4.400%, 04/15/2046	200	160
4.200%, 03/15/2048	390	298
4.100%, 02/15/2047	1,040	765
3.400%, 04/15/2026	100	96
3.200%, 08/15/2026	1,740	1,633
3.000%, 02/15/2027	510	476
ONEOK
6.625%, 09/01/2053	3,387	3,640
6.050%, 09/01/2033	830	855
5.800%, 11/01/2030	540	552
5.550%, 11/01/2026	350	353
Pertamina Persero
6.000%, 05/03/2042 (D)	1,220	1,208
Petrobras Global Finance
6.850%, 06/05/2115	1,090	1,018
6.250%, 03/17/2024	1,730	1,730
Petroleos del Peru
4.750%, 06/19/2032 (D)	4,690	3,667
Petroleos Mexicanos
6.350%, 02/12/2048	191	117
2.460%, 12/15/2025	626	594
2.378%, 04/15/2025	261	248
Petroleos Mexicanos MTN
6.750%, 09/21/2047	2,049	1,302
Phillips 66
1.300%, 02/15/2026	925	856
Pioneer Natural Resources
2.150%, 01/15/2031	1,590	1,330
1.900%, 08/15/2030	720	600
1.125%, 01/15/2026	180	167
Reliance Industries
3.625%, 01/12/2052 (D)	2,230	1,620
2.875%, 01/12/2032 (D)(G)	1,280	1,083
Rockies Express Pipeline LLC
4.950%, 07/15/2029 (D)	2,500	2,338
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	316	316
5.000%, 03/15/2027	3,145	3,121

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Schlumberger Holdings
3.900%, 05/17/2028 (D)	$857	$822
Shell International Finance BV
6.375%, 12/15/2038	660	736
4.550%, 08/12/2043	490	445
4.375%, 05/11/2045	890	777
4.125%, 05/11/2035	2,445	2,266
4.000%, 05/10/2046	170	140
3.750%, 09/12/2046	100	79
3.250%, 04/06/2050	540	384
2.750%, 04/06/2030	660	588
Spectra Energy Partners LP
3.375%, 10/15/2026	140	134
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	2,523
2.900%, 03/01/2030 (D)	2,775	2,411
TransCanada PipeLines
5.850%, 03/15/2036	117	117
4.625%, 03/01/2034	4,705	4,361
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,820	1,891
Western Midstream Operating
3.100%, 02/01/2025	330	321
Williams
8.750%, 03/15/2032	1,284	1,530
7.750%, 06/15/2031	339	372
7.500%, 01/15/2031	9	10
5.750%, 06/24/2044	400	393
5.150%, 03/15/2034	1,240	1,211
5.100%, 09/15/2045	670	611
4.900%, 01/15/2045	450	397
3.750%, 06/15/2027	410	392

		175,082

Financials — 9.5%
Aegon
4.028%, USISSO10 + 0.387%(B)(H)	2,180	1,759
American Express
5.389%, SOFRRATE + 0.970%, 07/28/2027 (B)	8,695	8,719
4.050%, 05/03/2029	650	629
4.050%, 12/03/2042	70	60
3.375%, 05/03/2024	540	538
2.500%, 07/30/2024	3,000	2,961
American International Group
3.875%, 01/15/2035	315	277
Aon / Aon Global Holdings PLC
3.900%, 02/28/2052	1,015	768
Aon North America
5.750%, 03/01/2054	721	724
5.450%, 03/01/2034	6,821	6,825
5.150%, 03/01/2029	2,522	2,523

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.125%, 03/01/2027	$1,081	$1,080
Apollo Management Holdings
4.400%, 05/27/2026 (D)	1,015	990
Athene Global Funding
6.045%, SOFRINDX + 0.700%, 05/24/2024 (B)(D)	2,425	2,427
3.205%, 03/08/2027 (D)	1,470	1,356
2.950%, 11/12/2026 (D)	2,665	2,469
2.717%, 01/07/2029 (D)	1,245	1,083
1.985%, 08/19/2028 (D)	2,635	2,259
1.608%, 06/29/2026 (D)	1,020	926
Athene Holding
4.125%, 01/12/2028	1,140	1,092
Avolon Holdings Funding
5.750%, 03/01/2029 (D)	2,205	2,173
3.950%, 07/01/2024 (D)	535	531
3.250%, 02/15/2027 (D)	400	370
2.875%, 02/15/2025 (D)	1,420	1,378
2.528%, 11/18/2027 (D)	1,073	950
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (B)	1,600	1,706
Banco Santander
6.938%, 11/07/2033	1,600	1,744
6.607%, 11/07/2028	1,000	1,051
6.527%, H15T1Y + 1.650%, 11/07/2027 (B)	1,200	1,228
4.175%, H15T1Y + 2.000%, 03/24/2028 (B)	200	191
2.746%, 05/28/2025	1,800	1,737
1.722%, H15T1Y + 0.900%, 09/14/2027 (B)	655	593
Bank of America
5.933%, SOFRRATE + 1.340%, 09/15/2027 (B)	4,093	4,148
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	2,865	2,938
5.819%, SOFRRATE + 1.570%, 09/15/2029 (B)	5,730	5,839
5.288%, SOFRRATE + 1.910%, 04/25/2034 (B)	5,493	5,415
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	4,720	4,437
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	6,489	6,062
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	4,675	3,996
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	5,460	4,475
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	14,316	13,127
1.658%, SOFRRATE + 0.910%, 03/11/2027 (B)	6,525	6,055

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America MTN
5.000%, 01/21/2044	$1,800	$1,723
4.450%, 03/03/2026	1,630	1,604
4.376%, SOFRRATE + 1.580%, 04/27/2028 (B)	2,060	2,003
4.250%, 10/22/2026	130	127
4.200%, 08/26/2024	2,720	2,700
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	2,510	2,026
4.000%, 04/01/2024	2,110	2,107
4.000%, 01/22/2025	1,580	1,557
3.970%, TSFR3M + 1.332%, 03/05/2029 (B)	1,780	1,693
3.593%, TSFR3M + 1.632%, 07/21/2028 (B)	710	673
3.500%, 04/19/2026	1,210	1,173
3.093%, TSFR3M + 1.352%, 10/01/2025 (B)	1,915	1,886
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	1,230	1,033
2.884%, TSFR3M + 1.452%, 10/22/2030 (B)	480	423
2.496%, TSFR3M + 1.252%, 02/13/2031 (B)	1,435	1,223
2.087%, SOFRRATE + 1.060%, 06/14/2029 (B)	13,470	11,837
1.319%, SOFRRATE + 1.150%, 06/19/2026 (B)	60	57
1.197%, SOFRRATE + 1.010%, 10/24/2026 (B)	385	359
Bank of Montreal MTN
1.850%, 05/01/2025	1,360	1,307
Bank of New York Mellon
4.543%, SOFRRATE + 1.169%, 02/01/2029 (B)	2,735	2,688
Bank of New York Mellon MTN
3.250%, 09/11/2024	270	267
3.250%, 05/16/2027	270	256
1.600%, 04/24/2025	410	394
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(B)(H)	1,385	1,327
4.588%, H15T5Y + 2.050%, 05/04/2037 (B)	710	635
1.300%, 06/11/2025	760	723
Bank of Nova Scotia MTN
3.450%, 04/11/2025	1,950	1,909
Barclays PLC
6.692%, SOFRRATE + 2.620%, 09/13/2034 (B)	1,673	1,750
4.375%, 01/12/2026	4,430	4,340
Barclays PLC MTN
4.972%, US0003M + 1.902%, 05/16/2029 (B)	640	622

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Finance
4.250%, 01/15/2049	$1,260	$1,110
BNP Paribas
5.894%, SOFRRATE + 1.866%, 12/05/2034 (B)(D)	4,212	4,305
5.497%, SOFRRATE + 1.590%, 05/20/2030 (B)(D)	2,255	2,245
5.198%, TSFR3M + 2.829%, 01/10/2030 (B)(D)(G)	1,220	1,208
5.176%, SOFRRATE + 1.520%, 01/09/2030 (B)(D)	2,225	2,204
5.125%, H15T1Y + 1.450%, 01/13/2029 (B)(D)	3,070	3,048
4.400%, 08/14/2028 (D)	1,070	1,032
3.375%, 01/09/2025 (D)	420	412
2.871%, TSFR3M + 1.387%, 04/19/2032 (B)(D)	2,350	1,965
2.219%, SOFRRATE + 2.074%, 06/09/2026 (B)(D)	950	909
BNP Paribas MTN
4.375%, USSW5 + 1.483%, 03/01/2033 (B)(D)	380	357
BPCE
5.150%, 07/21/2024 (D)	1,550	1,543
BPCE MTN
5.975%, SOFRRATE + 2.100%, 01/18/2027 (B)(D)	3,120	3,123
Brighthouse Financial
4.700%, 06/22/2047	4	3
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (D)	2,965	2,949
Canadian Imperial Bank of Commerce
6.092%, 10/03/2033	7,142	7,414
Cantor Fitzgerald
4.500%, 04/14/2027 (D)	1,575	1,492
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (B)	1,872	2,049
CBRE Services
5.500%, 04/01/2029	719	720
Charles Schwab
6.196%, SOFRRATE + 1.878%, 11/17/2029 (B)	1,810	1,869
6.136%, SOFRRATE + 2.010%, 08/24/2034 (B)	360	373
5.875%, 08/24/2026	1,860	1,889
5.643%, SOFRRATE + 2.210%, 05/19/2029 (B)	3,380	3,422
Chubb INA Holdings
3.350%, 05/03/2026	420	405
CI Financial
4.100%, 06/15/2051	2,015	1,190
3.200%, 12/17/2030	2,610	2,081

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citadel
4.875%, 01/15/2027 (D)	$1,240	$1,204
Citibank
5.803%, 09/29/2028 (G)	3,713	3,825
5.488%, 12/04/2026	2,515	2,536
Citigroup
8.125%, 07/15/2039	3,046	3,868
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	2,823	2,844
5.827%, SOFRRATE + 2.056%, 02/13/2035 (B)	821	803
5.610%, SOFRRATE + 1.546%, 09/29/2026 (B)	4,970	4,976
5.500%, 09/13/2025	1,000	998
5.300%, 05/06/2044	255	244
5.174%, SOFRRATE + 1.364%, 02/13/2030 (B)	2,900	2,871
4.910%, SOFRRATE + 2.086%, 05/24/2033 (B)	700	670
4.750%, 05/18/2046	150	132
4.658%, SOFRRATE + 1.887%, 05/24/2028 (B)	600	590
4.650%, 07/30/2045	1,140	1,025
4.650%, 07/23/2048	280	249
4.600%, 03/09/2026	2,785	2,739
4.450%, 09/29/2027	1,070	1,037
4.400%, 06/10/2025	2,040	2,010
4.300%, 11/20/2026	590	575
4.125%, 07/25/2028	260	247
3.785%, SOFRRATE + 1.939%, 03/17/2033 (B)	1,780	1,575
3.352%, TSFR3M + 1.158%, 04/24/2025 (B)	1,385	1,380
3.106%, SOFRRATE + 2.842%, 04/08/2026 (B)	560	545
3.057%, SOFRRATE + 1.351%, 01/25/2033 (B)	2,923	2,454
2.976%, SOFRRATE + 1.422%, 11/05/2030 (B)	2,575	2,269
2.572%, SOFRRATE + 2.107%, 06/03/2031 (B)	7,416	6,271
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)	3,855	3,174
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	1,480	1,201
Citizens Financial Group
5.841%, SOFRRATE + 2.010%, 01/23/2030 (B)	1,853	1,831
Constellation Insurance
6.800%, 01/24/2030 (D)	1,775	1,724
Cooperatieve Rabobank UA
4.375%, 08/04/2025	1,310	1,285

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.758%, H15T1Y + 1.420%, 04/06/2033 (B)(D)	$3,290	$2,920
3.649%, H15T1Y + 1.220%, 04/06/2028 (B)(D)	780	739
Credit Agricole SA/London MTN
1.907%, SOFRRATE + 1.676%, 06/16/2026 (B)(D)	630	600
Credit Suisse AG/New York NY
7.950%, 01/09/2025	1,570	1,598
7.500%, 02/15/2028	3,000	3,229
5.000%, 07/09/2027	600	594
4.750%, 08/09/2024	770	767
2.950%, 04/09/2025	790	767
Credit Suisse AG/New York NY MTN
3.700%, 02/21/2025	2,645	2,594
3.625%, 09/09/2024	1,360	1,347
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (B)(D)	2,255	2,264
5.705%, H15T1Y + 1.400%, 03/01/2030 (B)(D)	1,830	1,834
3.244%, US0003M + 1.591%, 12/20/2025 (B)(D)	1,320	1,290
Danske Bank MTN
0.976%, H15T1Y + 0.550%, 09/10/2025 (B)(D)	1,110	1,081
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (B)	1,445	1,494
3.742%, SOFRRATE + 2.257%, 01/07/2033 (B)	2,987	2,401
F&G Global Funding
1.750%, 06/30/2026 (D)	1,580	1,426
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,788	1,628
Farmers Exchange Capital II
6.151%, TSFR3M + 3.744%, 11/01/2053 (B)(D)	4,120	3,786
Global Payments
4.950%, 08/15/2027	1,666	1,651
2.150%, 01/15/2027	2,731	2,506
Goldman Sachs Capital II
6.370%, TSFR3M + 1.029%(B)(H)	435	365
Goldman Sachs Group
6.750%, 10/01/2037	1,349	1,466
6.250%, 02/01/2041	1,290	1,389
5.831%, SOFRRATE + 0.486%, 10/21/2024 (B)	2,475	2,476
5.150%, 05/22/2045	1,870	1,785
4.750%, 10/21/2045	400	366
4.387%, SOFRRATE + 1.510%, 06/15/2027 (B)	2,610	2,562
4.250%, 10/21/2025	820	806

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.223%, TSFR3M + 1.563%, 05/01/2029 (B)	$500	$479
3.750%, 05/22/2025	500	490
3.615%, SOFRRATE + 1.846%, 03/15/2028 (B)	310	296
3.500%, 01/23/2025	150	147
3.500%, 04/01/2025	870	852
3.500%, 11/16/2026	2,420	2,321
3.272%, TSFR3M + 1.463%, 09/29/2025 (B)	2,425	2,391
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	120	89
2.908%, SOFRRATE + 1.472%, 07/21/2042 (B)	280	198
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	7,895	6,512
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	5,065	4,122
1.542%, SOFRRATE + 0.818%, 09/10/2027 (B)	9,765	8,889
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)	8,725	8,064
Guardian Life Global Funding
1.100%, 06/23/2025 (D)	290	275
HSBC Bank USA
7.000%, 01/15/2039	510	583
HSBC Holdings PLC
7.399%, SOFRRATE + 3.020%, 11/13/2034 (B)	3,662	3,926
5.887%, SOFRRATE + 1.570%, 08/14/2027 (B)	3,855	3,881
4.755%, SOFRRATE + 2.110%, 06/09/2028 (B)	660	645
4.583%, TSFR3M + 1.796%, 06/19/2029 (B)	660	635
4.300%, 03/08/2026	5,405	5,298
4.250%, 03/14/2024	1,190	1,189
4.250%, 08/18/2025	700	685
4.041%, TSFR3M + 1.808%, 03/13/2028 (B)	1,030	987
3.973%, TSFR3M + 1.872%, 05/22/2030 (B)	970	899
2.871%, SOFRRATE + 1.410%, 11/22/2032 (B)	350	289
2.804%, SOFRRATE + 1.187%, 05/24/2032 (B)	2,330	1,926
2.357%, SOFRRATE + 1.947%, 08/18/2031 (B)	410	337
2.099%, SOFRRATE + 1.929%, 06/04/2026 (B)	4,845	4,635
1.645%, SOFRRATE + 1.538%, 04/18/2026 (B)	290	277

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.589%, SOFRRATE + 1.290%, 05/24/2027 (B)	$3,320	$3,040
HSBC USA
5.294%, 03/04/2027	5,402	5,407
Intercontinental Exchange
1.850%, 09/15/2032	3,890	3,000
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (D)	1,260	1,248
5.017%, 06/26/2024 (D)	870	865
Jackson Financial
3.125%, 11/23/2031	2,780	2,298
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,031
6.118%, TSFR3M + 0.812%, 02/01/2027 (B)	2,740	2,632
5.299%, SOFRRATE + 1.450%, 07/24/2029 (B)	4,705	4,717
4.950%, 06/01/2045	170	160
4.452%, TSFR3M + 1.592%, 12/05/2029 (B)	740	716
4.250%, 10/01/2027	2,070	2,028
4.203%, TSFR3M + 1.522%, 07/23/2029 (B)	940	903
4.125%, 12/15/2026	2,420	2,363
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	215	183
3.875%, 09/10/2024	440	436
3.625%, 05/13/2024	1,490	1,484
3.625%, 12/01/2027	1,000	952
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	210	144
2.956%, TSFR3M + 2.515%, 05/13/2031 (B)	1,760	1,529
2.947%, SOFRRATE + 1.170%, 02/24/2028 (B)	1,470	1,377
2.739%, TSFR3M + 1.510%, 10/15/2030 (B)	1,640	1,439
2.580%, TSFR3M + 1.250%, 04/22/2032 (B)	1,212	1,014
2.545%, SOFRRATE + 1.180%, 11/08/2032 (B)	1,725	1,420
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	1,960	1,677
2.301%, SOFRRATE + 1.160%, 10/15/2025 (B)	470	461
2.182%, SOFRRATE + 1.890%, 06/01/2028 (B)	1,775	1,617
2.083%, SOFRRATE + 1.850%, 04/22/2026 (B)	1,280	1,231
2.069%, SOFRRATE + 1.015%, 06/01/2029 (B)	2,525	2,224
1.953%, SOFRRATE + 1.065%, 02/04/2032 (B)	1,975	1,588

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.578%, SOFRRATE + 0.885%, 04/22/2027 (B)	$5,945	$5,498
1.470%, SOFRRATE + 0.765%, 09/22/2027 (B)	4,445	4,039
1.045%, SOFRRATE + 0.800%, 11/19/2026 (B)	1,670	1,553
0.969%, TSFR3M + 0.580%, 06/23/2025 (B)	8,540	8,408
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/2035 (B)	1,800	1,805
KKR Group Finance II LLC
5.500%, 02/01/2043 (D)(G)	120	114
Lehman Brothers Holdings
6.500%, 12/31/2049 (I)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (I)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, US0003M + 0.840%(H)(I)	20,630	–
Lloyds Bank PLC
3.500%, 05/14/2025	100	98
Lloyds Banking Group PLC
5.871%, H15T1Y + 1.700%, 03/06/2029 (B)	160	161
5.679%, H15T1Y + 1.750%, 01/05/2035 (B)	2,225	2,200
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	4,458	4,439
4.375%, 03/22/2028	680	656
3.870%, H15T1Y + 3.500%, 07/09/2025 (B)	530	526
3.574%, US0003M + 1.205%, 11/07/2028 (B)	370	346
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	1,955	1,793
Marsh & McLennan
5.750%, 11/01/2032	1,510	1,569
Mastercard
3.850%, 03/26/2050	2,850	2,354
3.375%, 04/01/2024	240	240
Mercury General
4.400%, 03/15/2027	1,720	1,641
MetLife
6.400%, 12/15/2036	1,400	1,421
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	4,445	4,259
Metropolitan Life Global Funding I MTN
5.000%, 01/06/2026 (D)	2,345	2,338
3.300%, 03/21/2029 (D)	2,460	2,259
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/2026 (B)	3,510	3,512

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.063%, H15T1Y + 1.550%, 09/12/2025 (B)	$3,240	$3,226
4.080%, H15T1Y + 1.300%, 04/19/2028 (B)	720	696
3.837%, H15T1Y + 1.125%, 04/17/2026 (B)	700	687
Morgan Stanley
6.342%, SOFRRATE + 2.560%, 10/18/2033 (B)	2,556	2,709
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	1,170	1,167
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	3,085	3,081
5.449%, SOFRRATE + 1.630%, 07/20/2029 (B)	2,294	2,303
5.173%, SOFRRATE + 1.450%, 01/16/2030 (B)	2,597	2,581
5.123%, SOFRRATE + 1.730%, 02/01/2029 (B)	742	737
2.484%, SOFRRATE + 1.360%, 09/16/2036 (B)	1,895	1,485
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	1,520	1,401
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	3,490	3,425
5.164%, SOFRRATE + 1.590%, 04/20/2029 (B)	742	738
4.431%, TSFR3M + 1.890%, 01/23/2030 (B)	70	67
4.350%, 09/08/2026	235	230
4.000%, 07/23/2025	580	570
3.772%, TSFR3M + 1.402%, 01/24/2029 (B)	280	265
3.622%, SOFRRATE + 3.120%, 04/01/2031 (B)	3,165	2,875
3.591%, US0003M + 1.340%, 07/22/2028 (B)	270	256
2.699%, SOFRRATE + 1.143%, 01/22/2031 (B)	10	9
2.511%, SOFRRATE + 1.200%, 10/20/2032 (B)	4,190	3,431
2.475%, SOFRRATE + 1.000%, 01/21/2028 (B)	725	671
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	4,855	3,911
2.188%, SOFRRATE + 1.990%, 04/28/2026 (B)	2,020	1,944
1.512%, SOFRRATE + 0.858%, 07/20/2027 (B)	3,590	3,284
1.164%, SOFRRATE + 0.560%, 10/21/2025 (B)	1,770	1,717

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley Bank
4.952%, SOFRRATE + 1.080%, 01/14/2028 (B)	$3,773	$3,754
Nasdaq
5.550%, 02/15/2034	2,150	2,165
National Securities Clearing
1.500%, 04/23/2025 (D)	510	490
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(D)	2,565	2,373
Nationwide Mutual Insurance
7.936%, TSFR1M + 2.290%, 12/15/2024 (B)(D)	4,407	4,412
NatWest Group PLC
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	2,180	2,240
4.269%, US0003M + 1.762%, 03/22/2025 (B)	1,115	1,114
1.642%, H15T1Y + 0.900%, 06/14/2027 (B)	1,640	1,498
New York Life Global Funding
0.950%, 06/24/2025 (D)	550	521
New York Life Insurance
3.750%, 05/15/2050 (D)	650	496
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (D)	2,966	2,075
PayPal Holdings
4.400%, 06/01/2032	630	604
2.300%, 06/01/2030	3,515	2,992
1.650%, 06/01/2025	640	612
PNC Bank
3.875%, 04/10/2025	910	893
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	1,615	1,749
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	450	451
5.676%, SOFRRATE + 1.902%, 01/22/2035 (B)	185	185
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	4,100	4,123
5.068%, SOFRRATE + 1.933%, 01/24/2034 (B)	4,515	4,342
Principal Life Global Funding II
2.250%, 11/21/2024 (D)	2,940	2,871
1.250%, 06/23/2025 (D)	270	256
Prospect Capital
3.706%, 01/22/2026	785	739
Royal Bank of Canada
5.797%, 06/29/2085 (B)	860	777
Royal Bank of Canada MTN
5.150%, 02/01/2034	720	709
2.250%, 11/01/2024	170	167

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.150%, 06/10/2025	$730	$693
Santander Holdings USA
7.660%, SOFRRATE + 3.280%, 11/09/2031 (B)	1,872	2,000
6.174%, SOFRRATE + 2.500%, 01/09/2030 (B)	1,854	1,849
Santander UK Group Holdings PLC
2.469%, SOFRRATE + 1.220%, 01/11/2028 (B)	705	642
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	2,235	2,032
1.532%, H15T1Y + 1.250%, 08/21/2026 (B)	1,140	1,068
1.089%, SOFRRATE + 0.787%, 03/15/2025 (B)	4,785	4,777
Societe Generale
7.132%, H15T1Y + 2.950%, 01/19/2055 (B)(D)	814	790
6.066%, H15T1Y + 2.100%, 01/19/2035 (B)(D)	771	760
5.634%, H15T1Y + 1.750%, 01/19/2030 (B)(D)	1,899	1,871
Societe Generale MTN
7.367%, 01/10/2053 (D)	1,100	1,126
2.625%, 01/22/2025 (D)	1,345	1,307
State Street
3.300%, 12/16/2024	310	305
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	148	167
4.900%, 09/15/2044 (D)	600	545
4.270%, 05/15/2047 (D)	175	144
3.300%, 05/15/2050 (D)	2,360	1,651
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	1,090	1,039
2.800%, 03/10/2027	1,680	1,576
1.150%, 06/12/2025	730	693
Travelers
4.600%, 08/01/2043	50	47
Truist Bank
3.800%, 10/30/2026	250	240
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/2029 (B)	2,618	2,771
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	850	858
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	1,112	1,101
5.435%, SOFRRATE + 1.620%, 01/24/2030 (B)	1,853	1,833
4.260%, SOFRRATE + 1.456%, 07/28/2026 (B)	4,225	4,139

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Trust Fibra Uno
6.390%, 01/15/2050 (D)	$956	$804
UBS
5.650%, 09/11/2028	1,722	1,755
4.500%, 06/26/2048	1,540	1,410
UBS Group
9.016%, SOFRRATE + 5.020%, 11/15/2033 (B)(D)	1,480	1,781
6.537%, SOFRRATE + 3.920%, 08/12/2033 (B)(D)	2,435	2,539
6.301%, H15T1Y + 2.000%, 09/22/2034 (B)(D)	1,158	1,197
5.699%, H15T1Y + 1.770%, 02/08/2035 (B)(D)	2,565	2,537
4.751%, H15T1Y + 1.750%, 05/12/2028 (B)(D)	660	644
4.488%, H15T1Y + 1.550%, 05/12/2026 (B)(D)	520	512
4.282%, 01/09/2028 (D)	1,695	1,627
4.253%, 03/23/2028 (D)	1,490	1,426
4.194%, SOFRRATE + 3.730%, 04/01/2031 (B)(D)	2,690	2,474
4.125%, 09/24/2025 (D)	1,010	988
3.750%, 03/26/2025	2,160	2,115
3.091%, SOFRRATE + 1.730%, 05/14/2032 (B)(D)	5,704	4,793
2.746%, H15T1Y + 1.100%, 02/11/2033 (B)(D)	400	322
2.593%, SOFRRATE + 1.560%, 09/11/2025 (B)(D)	370	364
1.305%, SOFRINDX + 0.980%, 02/02/2027 (B)(D)	6,925	6,367
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	815	825
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	535	540
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	910	920
5.727%, SOFRRATE + 1.430%, 10/21/2026 (B)	475	477
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	695	693
5.384%, SOFRRATE + 1.560%, 01/23/2030 (B)	1,495	1,487
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	4,250	4,000
4.653%, SOFRRATE + 1.230%, 02/01/2029 (B)	4,760	4,630
1.450%, 05/12/2025	1,230	1,177
US Bancorp MTN
3.600%, 09/11/2024	160	158

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.215%, SOFRRATE + 0.730%, 01/27/2028 (B)	$130	$119
Visa
4.300%, 12/14/2045	810	724
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.750%, 09/17/2024 (D)	1,370	1,351
Wells Fargo
7.950%, 11/15/2029	925	1,031
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	2,998	3,188
6.303%, SOFRRATE + 1.790%, 10/23/2029 (B)	1,130	1,171
6.076%, TSFR3M + 0.762%, 01/15/2027 (B)	2,395	2,324
5.606%, 01/15/2044	700	679
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	2,300	2,285
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	935	920
5.375%, 11/02/2043	190	182
3.000%, 10/23/2026	1,640	1,550
2.188%, SOFRRATE + 2.000%, 04/30/2026 (B)	3,365	3,229
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (B)	1,426	1,435
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	900	897
5.198%, SOFRRATE + 1.500%, 01/23/2030 (B)	2,968	2,943
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	6,920	6,399
4.900%, 11/17/2045	1,170	1,037
4.897%, SOFRRATE + 2.100%, 07/25/2033 (B)	6,511	6,225
4.750%, 12/07/2046	2,115	1,828
4.650%, 11/04/2044	500	432
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	742	647
4.478%, TSFR3M + 4.032%, 04/04/2031 (B)	5,280	5,021
4.400%, 06/14/2046	200	165
4.300%, 07/22/2027	1,180	1,145
4.150%, 01/24/2029	1,450	1,388
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	1,205	1,142
3.526%, SOFRRATE + 1.510%, 03/24/2028 (B)	2,695	2,555
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	4,770	4,094
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	3,675	3,499

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	$2,120	$1,859
2.572%, TSFR3M + 1.262%, 02/11/2031 (B)	1,034	882
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	2,610	2,381
Willis North America
5.350%, 05/15/2033	1,580	1,553

		713,901

Health Care — 2.2%
Abbott Laboratories
4.750%, 11/30/2036	440	431
AbbVie
5.500%, 03/15/2064	565	571
5.400%, 03/15/2054	1,834	1,862
5.050%, 03/15/2034	2,408	2,420
4.950%, 03/15/2031	1,519	1,519
4.875%, 11/14/2048	130	123
4.800%, 03/15/2027	1,798	1,793
4.800%, 03/15/2029	2,828	2,815
4.550%, 03/15/2035	1,871	1,793
4.500%, 05/14/2035	1,970	1,877
4.250%, 11/21/2049	4,577	3,927
4.050%, 11/21/2039	794	696
3.800%, 03/15/2025	700	689
3.600%, 05/14/2025	560	549
3.200%, 11/21/2029	6,056	5,541
2.950%, 11/21/2026	610	578
2.600%, 11/21/2024	2,760	2,703
Amgen
6.375%, 06/01/2037	1,785	1,911
5.650%, 03/02/2053	5,358	5,356
5.250%, 03/02/2033	1,497	1,493
4.663%, 06/15/2051	104	91
4.400%, 05/01/2045	900	768
3.625%, 05/22/2024	220	219
3.150%, 02/21/2040	880	660
2.000%, 01/15/2032	2,710	2,172
Bayer US Finance II LLC
4.875%, 06/25/2048 (D)	2,228	1,765
4.625%, 06/25/2038 (D)	2,097	1,726
4.400%, 07/15/2044 (D)	2,750	2,075
Becton Dickinson
4.685%, 12/15/2044	412	369
3.734%, 12/15/2024	446	440
3.363%, 06/06/2024	531	527
Bristol-Myers Squibb
5.750%, 02/01/2031	2,780	2,898
5.650%, 02/22/2064	1,288	1,300
5.550%, 02/22/2054	1,389	1,406
5.200%, 02/22/2034	4,335	4,370
5.100%, 02/22/2031	540	542

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 07/26/2029	$253	$236
3.200%, 06/15/2026	768	739
2.900%, 07/26/2024	1,352	1,338
Centene
3.000%, 10/15/2030	3,456	2,953
Cigna Group
4.900%, 12/15/2048	140	126
4.375%, 10/15/2028	1,260	1,223
3.400%, 03/15/2050	1,650	1,155
3.400%, 03/15/2051	1,050	734
3.250%, 04/15/2025	1,000	976
CommonSpirit Health
4.350%, 11/01/2042	440	375
CVS Health
5.875%, 06/01/2053	523	521
5.250%, 02/21/2033	1,456	1,441
5.125%, 02/21/2030	2,745	2,728
5.125%, 07/20/2045	170	155
5.050%, 03/25/2048	4,255	3,795
5.000%, 02/20/2026	1,355	1,349
4.780%, 03/25/2038	330	300
4.300%, 03/25/2028	1,336	1,297
4.250%, 04/01/2050	630	503
4.125%, 04/01/2040	240	197
3.875%, 07/20/2025	929	910
3.750%, 04/01/2030	1,835	1,693
3.625%, 04/01/2027	620	595
3.375%, 08/12/2024	95	94
2.125%, 09/15/2031	660	533
1.875%, 02/28/2031	210	169
DH Europe Finance II Sarl
2.200%, 11/15/2024	1,840	1,798
Elevance Health
4.625%, 05/15/2042	219	197
4.550%, 05/15/2052	490	428
4.100%, 05/15/2032	1,090	1,004
3.650%, 12/01/2027	330	316
3.350%, 12/01/2024	1,190	1,170
Eli Lilly
5.100%, 02/09/2064	1,896	1,863
5.000%, 02/09/2054	1,269	1,250
4.700%, 02/09/2034 (G)	3,629	3,582
4.500%, 02/09/2027	2,985	2,974
4.500%, 02/09/2029	2,612	2,597
Gilead Sciences
4.750%, 03/01/2046	40	37
3.700%, 04/01/2024	1,540	1,537
3.650%, 03/01/2026	890	864
HCA
6.000%, 04/01/2054	3,090	3,067
5.900%, 06/01/2053 (G)	2,494	2,450
5.500%, 06/15/2047	1,790	1,667

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 04/15/2025	$750	$746
5.250%, 06/15/2026	1,015	1,009
5.250%, 06/15/2049	565	509
4.625%, 03/15/2052	716	586
4.125%, 06/15/2029	1,296	1,220
3.625%, 03/15/2032	557	486
3.500%, 09/01/2030	1,645	1,470
3.500%, 07/15/2051	1,287	870
2.375%, 07/15/2031	1,015	826
Humana
4.950%, 10/01/2044	200	180
4.800%, 03/15/2047	50	43
4.500%, 04/01/2025	120	119
3.950%, 03/15/2027	860	831
3.850%, 10/01/2024	2,530	2,503
3.700%, 03/23/2029	7,750	7,248
2.150%, 02/03/2032	250	198
Mass General Brigham
3.192%, 07/01/2049	245	174
Medtronic
4.625%, 03/15/2045	123	114
Merck
2.750%, 12/10/2051	1,050	677
1.450%, 06/24/2030	480	393
Pfizer
4.000%, 12/15/2036	1,050	943
2.700%, 05/28/2050	1,400	924
2.625%, 04/01/2030	720	637
1.700%, 05/28/2030	680	566
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	1,497	1,442
5.300%, 05/19/2053	2,239	2,190
4.750%, 05/19/2033	7,151	6,964
Roche Holdings
2.607%, 12/13/2051 (D)	2,080	1,311
Royalty Pharma PLC
1.200%, 09/02/2025	980	917
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	1,957
UnitedHealth Group
6.625%, 11/15/2037	200	226
5.875%, 02/15/2053	4,120	4,408
5.800%, 03/15/2036	560	593
4.625%, 07/15/2035	940	907
4.450%, 12/15/2048	140	123
4.250%, 06/15/2048	180	151
4.200%, 05/15/2032	520	490
4.000%, 05/15/2029	770	741
3.875%, 12/15/2028	250	240
3.875%, 08/15/2059	570	438
3.700%, 08/15/2049	140	107
3.250%, 05/15/2051	630	442

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.125%, 05/15/2060	$90	$59
3.050%, 05/15/2041	352	261
2.900%, 05/15/2050	880	585
2.750%, 05/15/2040	570	411
2.300%, 05/15/2031	150	126
2.000%, 05/15/2030	220	185
1.250%, 01/15/2026	260	243
Universal Health Services
1.650%, 09/01/2026	1,260	1,146
Wyeth LLC
5.950%, 04/01/2037	320	342

		163,188

Industrials — 1.9%
3M
3.700%, 04/15/2050	300	221
2.375%, 08/26/2029 (G)	1,490	1,294
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027 (D)	2,334	2,389
3.300%, 01/30/2032	7,488	6,332
3.000%, 10/29/2028	12,848	11,545
2.450%, 10/29/2026	3,970	3,662
1.650%, 10/29/2024	917	892
Air Lease
5.850%, 12/15/2027	1,325	1,341
5.300%, 02/01/2028 (G)	830	826
3.375%, 07/01/2025	490	476
3.250%, 03/01/2025	525	513
Air Lease MTN
3.000%, 02/01/2030	2,245	1,955
2.875%, 01/15/2026	3,019	2,879
2.300%, 02/01/2025	605	586
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	78	73
Boeing
7.250%, 06/15/2025	107	109
5.930%, 05/01/2060	800	766
5.805%, 05/01/2050	3,967	3,824
5.705%, 05/01/2040	1,090	1,062
5.150%, 05/01/2030	1,240	1,219
4.875%, 05/01/2025	2,290	2,269
3.750%, 02/01/2050	1,849	1,313
3.625%, 02/01/2031	2,272	2,035
3.250%, 02/01/2035	3,053	2,454
3.200%, 03/01/2029	720	651
3.100%, 05/01/2026	230	219
2.800%, 03/01/2027	280	260
2.700%, 02/01/2027	340	317
2.196%, 02/04/2026	1,930	1,810

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	$200	$235
5.200%, 04/15/2054	754	740
4.550%, 09/01/2044	825	738
4.450%, 01/15/2053	299	263
3.650%, 09/01/2025	140	137
2.875%, 06/15/2052	610	397
Canadian Pacific Railway
6.125%, 09/15/2115	34	36
Carrier Global
6.200%, 03/15/2054	524	572
5.900%, 03/15/2034	1,497	1,553
3.577%, 04/05/2050	70	52
Caterpillar
4.300%, 05/15/2044	50	45
Caterpillar Financial Services
4.500%, 01/08/2027	1,857	1,845
Caterpillar Financial Services MTN
4.850%, 02/27/2029	2,157	2,159
Cintas No. 2
4.000%, 05/01/2032	2,845	2,670
3.700%, 04/01/2027	590	572
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	38	37
Crowley Conro LLC
4.181%, 08/15/2043	718	669
Deere
3.750%, 04/15/2050	320	263
3.100%, 04/15/2030	160	145
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,372	2,112
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (D)	3,738	3,654
4.500%, 10/20/2025 (D)	776	766
Eaton
7.625%, 04/01/2024	325	326
4.150%, 11/02/2042	530	461
4.000%, 11/02/2032	99	93
Emerson Electric
2.800%, 12/21/2051	2,935	1,895
General Dynamics
4.250%, 04/01/2040	880	782
4.250%, 04/01/2050	200	173
General Electric MTN
6.049%, TSFR3M + 0.742%, 08/15/2036 (B)	3,035	2,818
Honeywell International
5.350%, 03/01/2064	743	742
5.250%, 03/01/2054	743	742
5.000%, 03/01/2035	5,284	5,268

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ILFC E-Capital Trust II
7.436%, TSFR3M + 2.062%, 12/21/2065 (B)(D)	$1,200	$951
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	135	114
John Deere Capital
4.500%, 01/08/2027	2,600	2,580
4.500%, 01/16/2029	2,600	2,560
John Deere Capital MTN
5.150%, 09/08/2026	2,600	2,617
4.950%, 07/14/2028	2,280	2,293
4.150%, 09/15/2027	1,495	1,466
L3Harris Technologies
5.054%, 04/27/2045	330	309
4.854%, 04/27/2035	210	200
Lockheed Martin
5.200%, 02/15/2064	1,377	1,345
4.800%, 08/15/2034	1,518	1,484
4.150%, 06/15/2053	2,240	1,858
3.900%, 06/15/2032	410	381
Northrop Grumman
5.250%, 05/01/2050	3,620	3,490
5.200%, 06/01/2054	192	184
4.900%, 06/01/2034	1,835	1,786
4.400%, 05/01/2030	860	829
3.850%, 04/15/2045	350	278
3.250%, 01/15/2028	480	450
2.930%, 01/15/2025	2,020	1,976
Otis Worldwide
3.112%, 02/15/2040	605	462
2.056%, 04/05/2025	340	327
Parker-Hannifin
2.700%, 06/14/2024	830	823
Quanta Services
0.950%, 10/01/2024	1,336	1,298
Raytheon Technologies
4.125%, 11/16/2028	480	461
3.950%, 08/16/2025	250	245
3.150%, 12/15/2024	320	314
3.125%, 07/01/2050	1,290	868
2.250%, 07/01/2030	680	575
Republic Services
2.500%, 08/15/2024	680	670
1.450%, 02/15/2031	3,485	2,751
Roper Technologies
1.000%, 09/15/2025	940	881
RTX
6.400%, 03/15/2054	1,545	1,710
6.100%, 03/15/2034	1,932	2,040
6.000%, 03/15/2031	730	760
3.030%, 03/15/2052	420	275

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (D)	$2,830	$2,621
Union Pacific
3.839%, 03/20/2060	970	737
3.750%, 07/15/2025	530	520
3.750%, 02/05/2070	700	512
3.250%, 02/05/2050	1,065	767
2.891%, 04/06/2036	835	673
2.800%, 02/14/2032	967	830
2.375%, 05/20/2031	713	602
2.150%, 02/05/2027	270	251
United Airlines Pass-Through Trust
5.800%, 01/15/2036	3,800	3,852
United Parcel Service
5.200%, 04/01/2040	525	522
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	17	17
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	2,036	2,001
Veralto
5.500%, 09/18/2026 (D)	698	701
Waste Connections
5.000%, 03/01/2034	820	803
Waste Management
4.875%, 02/15/2034	1,481	1,451

		144,723

Information Technology — 1.4%
Apple
4.850%, 05/10/2053 (G)	380	371
3.950%, 08/08/2052	1,052	876
3.450%, 05/06/2024	350	349
2.650%, 05/11/2050	594	387
2.650%, 02/08/2051	459	296
2.375%, 02/08/2041	545	383
Applied Materials
1.750%, 06/01/2030	1,070	893
Broadcom
4.926%, 05/15/2037 (D)	2,211	2,060
4.150%, 11/15/2030	842	788
3.469%, 04/15/2034 (D)	752	635
3.419%, 04/15/2033 (D)	744	635
3.150%, 11/15/2025	878	847
3.137%, 11/15/2035 (D)	2,310	1,834
2.450%, 02/15/2031 (D)	1,172	979
Cisco Systems
5.300%, 02/26/2054	1,079	1,092
5.050%, 02/26/2034	5,117	5,151
4.950%, 02/26/2031	1,438	1,439
4.850%, 02/26/2029	2,157	2,160

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.800%, 02/26/2027	$2,158	$2,160
Constellation Software
5.158%, 02/16/2029 (D)	3,000	2,985
Corning
5.450%, 11/15/2079	475	440
Intel
5.900%, 02/10/2063	1,045	1,089
5.700%, 02/10/2053	1,494	1,514
5.625%, 02/10/2043	430	437
5.600%, 02/21/2054	1,425	1,424
5.200%, 02/10/2033 (G)	430	430
5.150%, 02/21/2034	2,851	2,822
5.125%, 02/10/2030	600	605
5.000%, 02/21/2031	1,069	1,062
4.750%, 03/25/2050	480	428
3.734%, 12/08/2047	119	90
3.050%, 08/12/2051	210	139
2.800%, 08/12/2041	644	458
1.600%, 08/12/2028	650	565
International Business Machines
3.000%, 05/15/2024	2,340	2,328
Intuit
5.500%, 09/15/2053	1,489	1,531
5.250%, 09/15/2026	1,859	1,875
5.200%, 09/15/2033	1,485	1,500
5.125%, 09/15/2028	1,486	1,505
KLA
4.700%, 02/01/2034	1,489	1,450
4.650%, 07/15/2032	640	624
3.300%, 03/01/2050	614	443
Kyndryl Holdings
2.050%, 10/15/2026	1,855	1,694
Lam Research
3.800%, 03/15/2025	150	148
Marvell Technology
5.950%, 09/15/2033	1,116	1,153
5.750%, 02/15/2029	1,116	1,137
1.650%, 04/15/2026	2,010	1,864
Micron Technology
5.875%, 02/09/2033	801	818
5.375%, 04/15/2028	3,753	3,773
5.300%, 01/15/2031	640	634
Microsoft
4.100%, 02/06/2037	245	231
3.450%, 08/08/2036	2,052	1,808
3.300%, 02/06/2027	720	695
2.921%, 03/17/2052	646	447
NVIDIA
3.700%, 04/01/2060	680	534
NXP BV / NXP FUNDING LLC / NXP USA
2.700%, 05/01/2025	430	416

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oracle
6.900%, 11/09/2052	$1,385	$1,560
4.650%, 05/06/2030	610	594
4.000%, 07/15/2046	1,301	1,001
4.000%, 11/15/2047	330	253
3.950%, 03/25/2051	1,359	1,014
3.900%, 05/15/2035	3,620	3,108
3.800%, 11/15/2037	4,295	3,537
3.600%, 04/01/2040	1,834	1,416
2.950%, 05/15/2025	695	674
2.950%, 04/01/2030	1,415	1,255
2.875%, 03/25/2031	1,860	1,604
2.800%, 04/01/2027	625	583
1.650%, 03/25/2026	1,570	1,458
QUALCOMM
6.000%, 05/20/2053	1,688	1,849
Texas Instruments
5.150%, 02/08/2054	745	738
5.000%, 03/14/2053	1,649	1,602
4.850%, 02/08/2034	1,863	1,851
4.600%, 02/08/2029	1,491	1,483
4.150%, 05/15/2048	1,250	1,061
1.750%, 05/04/2030	440	368
TSMC Arizona
2.500%, 10/25/2031	3,950	3,346
1.750%, 10/25/2026	750	690
TSMC Global
1.375%, 09/28/2030 (D)	2,240	1,798
VMware
1.400%, 08/15/2026	1,040	945
1.000%, 08/15/2024	2,329	2,279
Vontier
1.800%, 04/01/2026	1,170	1,078

		101,576

Materials — 0.7%
Air Products and Chemicals
4.850%, 02/08/2034	1,866	1,830
Amcor Finance USA
3.625%, 04/28/2026	2,000	1,925
Anglo American Capital PLC
4.750%, 03/16/2052 (D)	2,145	1,801
4.000%, 09/11/2027 (D)	280	267
3.625%, 09/11/2024 (D)	1,810	1,787
Barrick North America Finance LLC
5.700%, 05/30/2041	470	477
Berry Global
5.650%, 01/15/2034 (D)	260	257
4.875%, 07/15/2026 (D)	3,270	3,193
1.650%, 01/15/2027	1,785	1,607
BHP Billiton Finance USA
5.000%, 09/30/2043	40	38

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Celanese US Holdings LLC
6.700%, 11/15/2033	$746	$784
6.550%, 11/15/2030	4,210	4,377
6.379%, 07/15/2032	736	754
6.050%, 03/15/2025	689	691
Dow Chemical
5.600%, 02/15/2054	1,119	1,093
5.150%, 02/15/2034	1,425	1,404
4.800%, 05/15/2049	585	511
DuPont de Nemours
4.493%, 11/15/2025	2,095	2,070
Freeport-McMoRan
5.450%, 03/15/2043	270	252
5.400%, 11/14/2034	330	321
Glencore Finance Canada
6.000%, 11/15/2041 (D)	273	271
5.550%, 10/25/2042 (D)	336	318
Glencore Funding LLC
4.000%, 03/27/2027 (D)	1,570	1,511
International Flavors & Fragrances
5.000%, 09/26/2048	2,365	1,990
2.300%, 11/01/2030 (D)	4,800	3,939
MEGlobal BV MTN
4.250%, 11/03/2026 (D)	1,440	1,382
2.625%, 04/28/2028 (D)	2,250	1,997
OCP
4.500%, 10/22/2025 (D)	1,860	1,810
Orbia Advance
2.875%, 05/11/2031 (D)	1,340	1,086
1.875%, 05/11/2026 (D)	1,410	1,286
Southern Copper
5.250%, 11/08/2042	4,340	4,080
Suzano Austria GmbH
6.000%, 01/15/2029	2,340	2,339
Vale Overseas
6.875%, 11/21/2036	1,495	1,596
6.250%, 08/10/2026	2,290	2,321

		51,365

Real Estate — 1.1%
Agree
4.800%, 10/01/2032	703	657
2.600%, 06/15/2033	319	247
2.000%, 06/15/2028	1,402	1,218
American Assets Trust
3.375%, 02/01/2031	2,580	2,080
American Homes 4 Rent LP
5.500%, 02/01/2034	736	722
4.300%, 04/15/2052	578	449
3.625%, 04/15/2032	1,291	1,126
3.375%, 07/15/2051	1,120	738
2.375%, 07/15/2031	1,320	1,063

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Tower
5.900%, 11/15/2033	$2,233	$2,290
5.650%, 03/15/2033	2,318	2,333
5.550%, 07/15/2033	1,920	1,919
5.500%, 03/15/2028	1,493	1,499
3.125%, 01/15/2027	632	596
2.950%, 01/15/2051 (G)	374	237
2.700%, 04/15/2031	3,790	3,181
1.875%, 10/15/2030	3,215	2,584
AvalonBay Communities MTN
2.450%, 01/15/2031	1,535	1,310
Boston Properties
3.400%, 06/21/2029	1,510	1,333
2.900%, 03/15/2030	125	105
Brixmor Operating Partnership
2.500%, 08/16/2031	1,959	1,595
Camden Property Trust
2.800%, 05/15/2030	480	422
Crown Castle
5.800%, 03/01/2034	2,318	2,349
5.100%, 05/01/2033	1,097	1,060
5.000%, 01/11/2028	2,083	2,052
2.900%, 04/01/2041	747	518
2.100%, 04/01/2031	4,381	3,517
1.050%, 07/15/2026	1,234	1,116
Equinix
3.900%, 04/15/2032	3,975	3,606
Essex Portfolio
2.550%, 06/15/2031	665	548
Extra Space Storage
3.900%, 04/01/2029	1,153	1,077
2.550%, 06/01/2031	2,590	2,130
2.400%, 10/15/2031	2,090	1,688
2.200%, 10/15/2030	542	443
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	1,250	1,240
5.375%, 04/15/2026	270	267
5.300%, 01/15/2029	1,775	1,722
4.000%, 01/15/2030	1,542	1,388
4.000%, 01/15/2031	85	75
3.250%, 01/15/2032	38	32
Healthcare Realty Holdings
3.875%, 05/01/2025	1,100	1,070
3.625%, 01/15/2028	195	178
3.500%, 08/01/2026	1,010	961
3.100%, 02/15/2030	30	26
2.050%, 03/15/2031	360	273
2.000%, 03/15/2031	1,000	784
Hudson Pacific Properties
4.650%, 04/01/2029 (G)	3,265	2,719
3.250%, 01/15/2030	180	135

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Invitation Homes Operating Partnership
2.000%, 08/15/2031	$2,393	$1,869
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	2,180	2,153
4.150%, 04/15/2032	1,285	1,159
LXP Industrial Trust
6.750%, 11/15/2028	545	563
NNN REIT
5.600%, 10/15/2033	523	522
Physicians Realty
3.950%, 01/15/2028	56	53
2.625%, 11/01/2031	1,325	1,079
Realty Income
5.625%, 10/13/2032	1,306	1,322
5.125%, 02/15/2034	1,492	1,443
4.900%, 07/15/2033	1,102	1,051
3.400%, 01/15/2030	762	691
2.850%, 12/15/2032	934	770
2.200%, 06/15/2028	691	613
2.100%, 03/15/2028	715	635
Regency Centers LP
5.250%, 01/15/2034	741	724
2.950%, 09/15/2029	1,768	1,565
Sabra Health Care LP
3.900%, 10/15/2029	1,335	1,187
Scentre Group Trust 1/ Scentre Group Trust 2
3.625%, 01/28/2026 (D)	1,285	1,242
Simon Property Group LP
2.450%, 09/13/2029	1,480	1,291
STORE Capital
2.750%, 11/18/2030	1,142	901
2.700%, 12/01/2031	449	349
Store Capital LLC
4.625%, 03/15/2029	823	768
4.500%, 03/15/2028	742	694
Sun Communities Operating
4.200%, 04/15/2032	1,664	1,479
VICI Properties
5.625%, 05/15/2052	63	57
5.125%, 05/15/2032	2,096	1,967
4.950%, 02/15/2030	325	309
4.625%, 06/15/2025 (D)	140	138
4.500%, 01/15/2028 (D)(G)	416	395
4.125%, 08/15/2030 (D)	70	63
3.875%, 02/15/2029 (D)	745	680

		86,410

Utilities — 2.2%
Alabama Power
3.700%, 12/01/2047	1,490	1,129
American Electric Power
5.699%, 08/15/2025	1,745	1,747

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Transmission Systems
2.650%, 01/15/2032 (D)	$1,186	$974
Appalachian Power
4.500%, 03/01/2049	60	48
4.450%, 06/01/2045	1,600	1,318
Baltimore Gas and Electric
5.400%, 06/01/2053	1,120	1,099
2.250%, 06/15/2031	1,000	833
Berkshire Hathaway Energy
2.850%, 05/15/2051	2,810	1,805
Boston Gas
4.487%, 02/15/2042 (D)	140	114
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/2028	1,118	1,128
5.150%, 03/01/2034	4,864	4,855
3.600%, 03/01/2052	738	554
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (D)	1,770	1,795
Comision Federal de Electricidad
3.875%, 07/26/2033 (D)	790	647
Consolidated Edison of New York
5.900%, 11/15/2053	748	789
5.500%, 03/15/2034	2,236	2,284
5.200%, 03/01/2033	398	401
4.450%, 03/15/2044	2,180	1,896
3.950%, 04/01/2050	210	168
3.350%, 04/01/2030	260	238
3.200%, 12/01/2051	226	153
Constellation Energy Generation LLC
5.600%, 03/01/2028	2,410	2,442
Consumers Energy
4.600%, 05/30/2029	1,636	1,608
2.500%, 05/01/2060	608	336
Consumers Securitization Funding LLC
5.550%, 03/01/2028	2,085	2,080
Dominion Energy
3.071%, 08/15/2024 (C)	1,800	1,779
DTE Electric
5.200%, 03/01/2034	1,438	1,431
3.650%, 03/01/2052	534	401
2.950%, 03/01/2050	1,167	776
DTE Energy
2.529%, 10/01/2024 (C)	1,775	1,741
1.050%, 06/01/2025	2,400	2,272
Duke Energy
3.500%, 06/15/2051	207	143
3.150%, 08/15/2027	850	797
0.900%, 09/15/2025	1,955	1,829
Duke Energy Carolinas LLC
5.400%, 01/15/2054	743	724
5.350%, 01/15/2053	1,499	1,467
4.950%, 01/15/2033	715	705

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 12/15/2041	$1,000	$847
4.000%, 09/30/2042	1,512	1,237
3.550%, 03/15/2052	904	651
2.850%, 03/15/2032	1,242	1,055
2.550%, 04/15/2031	447	383
Duke Energy Florida LLC
5.875%, 11/15/2033	380	398
2.400%, 12/15/2031	997	823
Duke Energy Indiana LLC
2.750%, 04/01/2050	880	548
Duke Energy Ohio
5.250%, 04/01/2033	1,700	1,701
Duke Energy Progress LLC
5.250%, 03/15/2033	744	743
4.150%, 12/01/2044	250	204
2.500%, 08/15/2050	1,009	602
East Ohio Gas
2.000%, 06/15/2030 (D)	2,365	1,939
Entergy Arkansas LLC
5.150%, 01/15/2033 (G)	1,500	1,502
2.650%, 06/15/2051	900	541
Entergy Texas
3.450%, 12/01/2027	1,625	1,518
Evergy Metro
5.300%, 10/01/2041	250	235
Eversource Energy
5.950%, 02/01/2029	5,215	5,341
4.600%, 07/01/2027	1,125	1,099
Exelon
5.625%, 06/15/2035	1,720	1,710
3.950%, 06/15/2025	1,020	1,001
FirstEnergy
4.150%, 07/15/2027	1,310	1,244
1.600%, 01/15/2026	300	278
Florida Power & Light
4.400%, 05/15/2028	4,000	3,927
3.250%, 06/01/2024	455	452
Interstate Power and Light
5.700%, 10/15/2033	2,335	2,375
Jersey Central Power & Light
2.750%, 03/01/2032 (D)	1,098	908
KeySpan Gas East
3.586%, 01/18/2052 (D)	4,825	3,231
2.742%, 08/15/2026 (D)	1,175	1,097
Louisville Gas and Electric
5.450%, 04/15/2033	2,285	2,307
Metropolitan Edison
5.200%, 04/01/2028 (D)	1,125	1,123
4.300%, 01/15/2029 (D)	1,895	1,821
4.000%, 04/15/2025 (D)	1,000	979
MidAmerican Energy
5.300%, 02/01/2055	699	680

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.800%, 09/15/2043	$1,500	$1,371
3.650%, 04/15/2029	1,330	1,255
2.700%, 08/01/2052	867	533
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/2028 (D)	190	182
Mississippi Power
4.250%, 03/15/2042	509	424
3.100%, 07/30/2051	1,199	780
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025	720	697
NextEra Energy Capital Holdings
6.051%, 03/01/2025	2,190	2,198
5.250%, 03/15/2034	1,730	1,697
NiSource
5.800%, 02/01/2042	471	445
Northern States Power
5.400%, 03/15/2054	1,151	1,139
NSTAR Electric
3.100%, 06/01/2051	248	166
Pacific Gas and Electric
6.100%, 01/15/2029	2,730	2,795
5.800%, 05/15/2034	2,547	2,544
4.950%, 07/01/2050	3,197	2,714
4.750%, 02/15/2044	336	280
4.200%, 06/01/2041	581	457
3.950%, 12/01/2047	2,306	1,678
3.500%, 08/01/2050	588	396
3.300%, 08/01/2040	90	65
2.500%, 02/01/2031	2,795	2,290
2.100%, 08/01/2027	3,055	2,736
PacifiCorp
2.900%, 06/15/2052	2,590	1,578
PECO Energy
4.150%, 10/01/2044	1,985	1,660
2.850%, 09/15/2051	1,206	774
Pennsylvania Electric
5.150%, 03/30/2026 (D)	750	743
4.150%, 04/15/2025 (D)	995	974
3.250%, 03/15/2028 (D)	974	899
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (D)	2,090	2,024
5.450%, 05/21/2028 (D)	830	825
4.125%, 05/15/2027 (D)	1,990	1,903
Piedmont Natural Gas
5.050%, 05/15/2052	2,000	1,799
2.500%, 03/15/2031	2,000	1,673
Progress Energy
6.000%, 12/01/2039	200	202
Public Service Electric and Gas MTN
5.450%, 03/01/2054	721	721

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.125%, 03/15/2053	$1,390	$1,344
2.700%, 05/01/2050	467	300
2.050%, 08/01/2050	277	154
1.900%, 08/15/2031	1,718	1,383
Public Service Enterprise Group
6.125%, 10/15/2033	895	933
5.875%, 10/15/2028	1,453	1,491
Public Service of Oklahoma
3.150%, 08/15/2051	676	453
Southern California Edison
4.125%, 03/01/2048	753	602
Southern California Gas
2.550%, 02/01/2030	1,840	1,598
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,482
Southwestern Electric Power
5.300%, 04/01/2033	1,560	1,539
2.750%, 10/01/2026	1,000	939
1.650%, 03/15/2026	3,990	3,712
Southwestern Public Service
3.750%, 06/15/2049	2,000	1,449
Texas Electric Market Stabilization Funding N LLC
4.265%, 08/01/2034 (D)	4,215	4,072
Virginia Electric and Power
5.000%, 04/01/2033	2,078	2,036
5.000%, 01/15/2034	2,569	2,497
4.650%, 08/15/2043	1,205	1,066
2.950%, 11/15/2051	1,000	642
Virginia Power Fuel Securitization LLC
5.088%, 05/01/2027	995	991
Vistra Operations LLC
4.300%, 07/15/2029 (D)	2,725	2,540
WEC Energy Group
0.800%, 03/15/2024	1,480	1,478
Wisconsin Electric Power
1.700%, 06/15/2028	670	590

		164,914

Total Corporate Obligations
(Cost $2,105,234) ($ Thousands)		1,969,731

ASSET-BACKED SECURITIES — 8.1%
Automotive — 2.0%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 06/15/2031	876	873
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	1,661	1,645

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	$757	$762
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	1,495	1,503
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (D)	495	491
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (D)	1,145	1,143
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (D)	590	575
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (D)	3,620	3,404
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (D)	1,050	959
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/2025	530	529
BMW Vehicle Lease Trust, Ser 2023-1, Cl A4
5.070%, 06/25/2026	1,181	1,176
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	810	814
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	2,825	2,769
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A3
4.870%, 02/15/2028	2,683	2,666
CarMax Auto Owner Trust, Ser 2024-1, Cl A3
4.920%, 10/16/2028	1,405	1,399
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)	1,120	1,092
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl B
0.980%, 12/11/2034 (D)	1,140	1,119
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl C
1.200%, 12/11/2034 (D)	1,990	1,940
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (D)	1,455	1,477
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (D)	905	883
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/2027	3,309	3,301

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A4
5.050%, 06/15/2027	$772	$769
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (D)	1,544	1,493
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	788	790
Ford Credit Auto Owner Trust, Ser 2023-2, Cl C
6.160%, 02/15/2036 (D)	2,820	2,859
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	3,281	3,252
Ford Credit Auto Owner Trust, Ser 2023-C, Cl A3
5.530%, 09/15/2028	1,755	1,772
Ford Credit Auto Owner Trust, Ser 2024-1, Cl A
4.870%, 08/15/2036 (D)	4,779	4,752
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	2,636
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	1,762	1,754
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A4
5.090%, 05/20/2027	1,064	1,061
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	677	679
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A3
5.090%, 03/22/2027	1,435	1,432
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/2027	1,305	1,297
GM Financial Consumer Automobile Receivables Trust, Ser 2024-1, Cl A4
4.860%, 06/18/2029	764	762
Hertz Vehicle Financing III LLC, Ser 2022-3A, Cl A
3.370%, 03/25/2025 (D)	173	173
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (D)	2,030	1,845
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	1,490	1,468

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (D)	$1,715	$1,706
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/2027 (D)	1,684	1,677
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A4
5.840%, 09/15/2027 (D)	1,115	1,127
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A3
5.020%, 03/15/2027 (D)	2,021	2,012
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A4
5.070%, 02/15/2028 (D)	767	763
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	1,347	1,269
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	2,261	2,210
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	899	855
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	1,525	1,501
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	858	863
Hyundai Auto Receivables Trust, Ser 2023-C, Cl A3
5.540%, 10/16/2028	3,555	3,593
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (D)	252	247
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (D)	784	759
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	1,834	1,839
Nissan Auto Lease Trust, Ser 2023-B, Cl A4
5.610%, 11/15/2027	1,493	1,498
Nissan Auto Lease Trust, Ser 2024-A, Cl A4
4.970%, 09/15/2028	808	804
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	1,104	1,085
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (D)	1,640	1,652

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A3
3.960%, 04/15/2026 (D)	$1,337	$1,327
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (D)	813	800
Santander Bank Auto Credit-Linked Notes, Ser 2023-B, Cl C
5.933%, 12/15/2033 (D)	3,900	3,902
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/2026	818	816
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/2026	1,173	1,167
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A3
4.140%, 02/16/2027	1,351	1,344
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	807	805
Santander Drive Auto Receivables Trust, Ser 2022-6, Cl A3
4.490%, 11/16/2026	3,457	3,444
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	948	948
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A3
5.250%, 04/17/2028	1,408	1,407
Santander Retail Auto Lease Trust, Ser 2022-B, Cl A3
3.280%, 11/20/2025 (D)	2,595	2,571
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (D)	3,496	3,497
SBNA Auto Lease Trust, Ser 2024-A, Cl A4
5.240%, 01/22/2029 (D)	2,096	2,091
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/2028 (D)	2,195	2,205
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (D)	2,297	2,285
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (D)	389	387
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (D)	885	879
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (D)	3,475	3,307

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (D)	$7,785	$7,189
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (D)	4,760	4,762
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	994	1,004
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A3
4.710%, 02/15/2028	1,966	1,950
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A3
5.160%, 04/17/2028	3,130	3,134
Toyota Auto Receivables Owner Trust, Ser 2023-D, Cl A3
5.540%, 08/15/2028	1,760	1,779
Toyota Lease Owner Trust, Ser 2024-A, Cl A3
5.250%, 04/20/2027 (D)	1,950	1,952
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (D)	3,050	3,038
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	896	890
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	2,187	2,183
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A3
5.070%, 09/15/2026	1,115	1,112
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	1,276	1,278
		148,227

Credit Cards — 0.5%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	1,580	1,546
American Express Credit Account Master Trust, Ser 2023-1, Cl A
4.870%, 05/15/2028	1,077	1,075
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	9,846	9,873
Chase Issuance Trust, Ser 2024-A2, Cl A
4.630%, 01/15/2031	3,336	3,319
Discover Card Execution Note Trust, Ser 2023-A1, Cl A
4.310%, 03/15/2028	2,205	2,176

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust, Ser 2023-A2, Cl A
4.930%, 06/15/2028	$6,720	$6,717
Synchrony Card Funding LLC, Ser 2023-A1, Cl A
5.540%, 07/15/2029	4,653	4,691
WF Card Issuance Trust, Ser 2024-A1, Cl A
4.940%, 02/15/2029	4,274	4,274
		33,671

Mortgage Related Securities — 0.1%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (C)	12	12
Accredited Mortgage Loan Trust, Ser 2005-3, Cl M3
6.155%, TSFR1M + 0.834%, 09/25/2035 (B)	240	239
Centex Home Equity Loan Trust, Ser 2005-A, Cl M1
6.155%, TSFR1M + 0.834%, 01/25/2035 (B)	1,094	1,087
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
6.252%, TSFR1M + 0.934%, 09/15/2029 (B)	133	126
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
5.755%, TSFR1M + 0.434%, 08/25/2036 (B)	661	236
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
6.358%, 01/25/2047 (C)	12	4
RASC Trust, Ser 2005-KS9, Cl M5
6.380%, TSFR1M + 0.744%, 10/25/2035 (B)	3,344	3,306
RASC Trust, Ser 2006-KS2, Cl M2
6.020%, TSFR1M + 0.699%, 03/25/2036 (B)	1,144	1,125
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	6	5
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
6.435%, TSFR1M + 1.114%, 10/25/2034 (B)	2,018	2,002
		8,142

Other Asset-Backed Securities — 5.5%

AB BSL CLO IV, Ser 2023-4A, Cl A
7.318%, TSFR3M + 2.000%, 04/20/2036 (B)(D)	890	895

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ABPCI Direct Lending Fund CLO X, Ser 2020-10A, Cl A1A
7.529%, TSFR3M + 2.212%, 01/20/2032 (B)(D)	$2,420	$2,420
AccessLex Institute, Ser 2007-A, Cl A3
5.885%, TSFR3M + 0.562%, 05/25/2036 (B)	1,122	1,100
AGL CLO VI, Ser 2021-6A, Cl AR
6.779%, TSFR3M + 1.462%, 07/20/2034 (B)(D)	610	610
Aimco CLO XI, Ser 2021-11A, Cl AR
6.708%, TSFR3M + 1.392%, 10/17/2034 (B)(D)	5,500	5,512
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (D)	3,630	3,281
American Homes 4 Rent, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (D)	4,730	4,621
AMMC CLO 15, Ser 2021-15A, Cl BR3
7.226%, TSFR3M + 1.912%, 01/15/2032 (B)(D)	2,000	1,999
Apidos CLO XXXV, Ser 2021-35A, Cl A
6.629%, TSFR3M + 1.312%, 04/20/2034 (B)(D)	1,320	1,321
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL4, Cl AS
7.132%, TSFR1M + 1.814%, 11/15/2036 (B)(D)	4,831	4,760
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl A
6.775%, SOFR30A + 1.450%, 01/15/2037 (B)(D)	1,848	1,824
Ares Loan Funding IV, Ser 2023-ALF4A, Cl A1
7.097%, TSFR3M + 1.750%, 10/15/2036 (B)(D)	2,380	2,391
Ares LXIII CLO, Ser 2022-63A, Cl A1A
6.698%, TSFR3M + 1.380%, 04/20/2035 (B)(D)	2,750	2,753
Ares XLII Clo, Ser 2021-42A, Cl BR
7.079%, TSFR3M + 1.762%, 01/22/2028 (B)(D)	2,000	1,998
Balboa Bay Loan Funding, Ser 2021-2A, Cl A1
6.749%, TSFR3M + 1.432%, 01/20/2035 (B)(D)	1,230	1,229
Ballyrock CLO, Ser 2019-2, Cl A1RR
6.719%, TSFR3M + 1.400%, 02/20/2036 (B)(D)	1,530	1,529
Birch Grove CLO 7, Ser 2023-7A, Cl A1
7.178%, TSFR3M + 1.800%, 10/20/2036 (B)(D)	1,420	1,430

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Birch Grove CLO 8, Ser 2024-8A, Cl A1
0.000%, 04/20/2037 (B)(D)(E)	$1,450	$1,450
Blackbird Capital II Aircraft Lease, Ser 2021-1A, Cl A
2.443%, 07/15/2046 (D)	775	682
BlueMountain CLO XXXI, Ser 2021-31A, Cl A1
6.721%, TSFR3M + 1.412%, 04/19/2034 (B)(D)	350	350
Brazos Education Loan Authority, Ser 2012-1, Cl A1
6.136%, SOFR30A + 0.814%, 12/26/2035 (B)	431	429
Brightwood Capital MM CLO, Ser 2023-1A, Cl A1A
8.111%, TSFR3M + 2.750%, 10/15/2035 (B)(D)	1,690	1,702
Carlyle Global Market Strategies CLO, Ser 2018-3RA, Cl A1A
6.631%, TSFR3M + 1.312%, 07/27/2031 (B)(D)	743	745
Catskill Park CLO, Ser 2017-1A, Cl A2
7.279%, TSFR3M + 1.962%, 04/20/2029 (B)(D)	1,500	1,503
Cayuga Park CLO, Ser 2021-1A, Cl AR
6.698%, TSFR3M + 1.382%, 07/17/2034 (B)(D)	2,360	2,361
CBAM, Ser 2017-1A, Cl A1
6.829%, TSFR3M + 1.512%, 07/20/2030 (B)(D)	468	469
Cedar Funding V CLO, Ser 2020-5A, Cl AFRR
1.937%, 07/17/2031 (D)	1,460	1,375
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.868%, 11/25/2034 (C)	85	83
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.868%, 11/25/2034 (C)	84	82
CIFC Funding, Ser 2021-1A, Cl A1
6.696%, TSFR3M + 1.372%, 04/25/2033 (B)(D)	730	731
CIFC Funding, Ser 2021-3A, Cl A1R
6.709%, TSFR3M + 1.392%, 10/20/2034 (B)(D)	840	841
CIFC Funding, Ser 2021-4A, Cl A1A2
6.649%, TSFR3M + 1.332%, 04/20/2034 (B)(D)	350	351
CIFC Funding, Ser 2021-7A, Cl A1
6.707%, TSFR3M + 1.392%, 01/23/2035 (B)(D)	6,225	6,242
CIT Education Loan Trust, Ser 2007-1, Cl A
5.704%, SOFR90A + 0.352%, 03/25/2042 (B)(D)	886	863
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.806%, 03/25/2037 (C)	190	188

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/2027	$1,790	$1,756
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	3,265	3,263
College Ave Student Loans LLC, Ser 2023-A, Cl A2
5.330%, 05/25/2055 (D)	2,619	2,561
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
7.085%, TSFR1M + 1.764%, 11/26/2046 (B)(D)	433	437
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	335	320
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	713	655
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	582	508
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	376	322
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.452%, 06/25/2040 (B)(D)	92	8
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
5.975%, TSFR1M + 0.654%, 12/25/2034 (B)	1,757	1,700
Countrywide Asset-Backed Certificates Trust, Ser 2006-SD3, Cl A1
6.095%, TSFR1M + 0.774%, 07/25/2036 (B)(D)	20	19
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
6.335%, TSFR1M + 1.014%, 10/25/2047 (B)	187	167
Countrywide Home Equity Loan Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
5.552%, TSFR1M + 0.234%, 04/15/2037 (B)	1,022	945
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (C)	20	19
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.054%, 12/25/2036 (C)	306	249
DLLAA LLC, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (D)	760	768
DLLAD LLC, Ser 2023-1A, Cl A3
4.790%, 01/20/2028 (D)	3,395	3,361

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DLLST LLC, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (D)	$1,669	$1,661
DLLST LLC, Ser 2024-1A, Cl A3
5.050%, 08/20/2027 (D)	740	737
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
6.476%, TSFR3M + 1.162%, 04/15/2029 (B)(D)	2,811	2,811
Eaton Vance CLO, Ser 2021-2A, Cl AR
6.726%, TSFR3M + 1.412%, 01/15/2035 (B)(D)	1,500	1,501
Educational Funding of the South, Ser 2011-1, Cl A2
6.273%, SOFR90A + 0.912%, 04/25/2035 (B)	21	20
EDvestinU Private Education Loan Issue No. 4 LLC, Ser 2022-A, Cl A
5.250%, 11/25/2040 (D)	1,485	1,462
Elmwood CLO I, Ser 2024-1A, Cl A1RR
0.000%, 04/20/2037 (B)(D)(E)	2,220	2,219
Elmwood CLO IV, Ser 2020-1A, Cl A
6.816%, TSFR3M + 1.502%, 04/15/2033 (B)(D)	1,090	1,091
Empower CLO, Ser 2024-1A, Cl A1
0.000%, 04/25/2037 (B)(D)(E)	1,500	1,500
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (D)	8,348	7,780
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	178	168
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
6.095%, TSFR1M + 0.774%, 01/25/2036 (B)	5,485	5,166
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	114	113
GoldentTree Loan Management US CLO I, Ser 2021-11A, Cl B
7.179%, TSFR3M + 1.862%, 10/20/2034 (B)(D)	6,000	5,968
Golub Capital Partners CLO 66B, Ser 2023-66A, Cl A
7.275%, TSFR3M + 1.950%, 04/25/2036 (B)(D)	890	897
Golub Capital Partners CLO XLV MM, Ser 2019-45A, Cl A
7.299%, TSFR3M + 1.982%, 10/20/2031 (B)(D)	1,375	1,377
Great Lakes Kcap F3c Senior LLC, Ser 2017-1A, Cl A
7.532%, TSFR3M + 2.162%, 12/20/2029 (B)(D)	1,389	1,389

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Halsey Point CLO I, Ser 2019-1A, Cl A1A1
6.929%, TSFR3M + 1.612%, 01/20/2033 (B)(D)	$590	$590
Halsey Point CLO III, Ser 2020-3A, Cl A1A
7.029%, TSFR3M + 1.712%, 11/30/2032 (B)(D)	700	702
Hardee's Funding LLC, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (D)	3,666	3,090
HGI CRE CLO, Ser 2021-FL1, Cl A
6.486%, TSFR1M + 1.164%, 06/16/2036 (B)(D)	1,190	1,174
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (D)	2,069	1,702
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	700	662
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (D)	1,150	1,146
HPS Loan Management, Ser 2021-16A, Cl A1
6.717%, TSFR3M + 1.402%, 01/23/2035 (B)(D)	6,000	6,012
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	1,083	1,010
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	1,403	1,250
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.806%, 08/25/2038 (B)(D)	405	8
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.108%, 04/25/2040 (B)(D)	56	4
Kings Park CLO, Ser 2021-1A, Cl A
6.709%, TSFR3M + 1.392%, 01/21/2035 (B)(D)	710	712
KKR CLO XXXII, Ser 2020-32A, Cl A1
6.896%, TSFR3M + 1.582%, 01/15/2032 (B)(D)	900	900
KREF, Ser 2022-FL3, Cl A
6.766%, TSFR1M + 1.450%, 02/17/2039 (B)(D)	4,100	4,082
Logan CLO, Ser 2021-1A, Cl A
6.739%, TSFR3M + 1.422%, 07/20/2034 (B)(D)	470	470
Madison Park Funding XXVII, Ser 2018-27A, Cl A2
6.929%, TSFR3M + 1.612%, 04/20/2030 (B)(D)	2,655	2,634
Madison Park Funding XXXV, Ser 2021-35A, Cl A1R
6.569%, TSFR3M + 1.252%, 04/20/2032 (B)(D)	3,500	3,502

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XXXVII, Ser 2021-37A, Cl AR
6.646%, TSFR3M + 1.332%, 07/15/2033 (B)(D)	$470	$471
Magnetite XIV-R, Ser 2018-14RA, Cl A1
6.680%, TSFR3M + 1.382%, 10/18/2031 (B)(D)	447	448
Magnetite XIV-R, Ser 2018-14RA, Cl A2
6.680%, TSFR3M + 1.382%, 10/18/2031 (B)(D)	2,891	2,879
Magnetite XXVI, Ser 2021-26A, Cl A1R
6.706%, TSFR3M + 1.382%, 07/25/2034 (B)(D)	1,600	1,600
MF1, Ser 2020-FL4, Cl A
7.132%, TSFR1M + 1.814%, 11/15/2035 (B)(D)	815	814
MF1, Ser 2021-FL7, Cl A
6.514%, TSFR1M + 1.194%, 10/16/2036 (B)(D)	3,654	3,630
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (D)	1,759	1,720
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	622	609
MKS CLO, Ser 2018-2A, Cl A
6.769%, TSFR3M + 1.452%, 01/20/2031 (B)(D)	976	977
MMAF Equipment Finance LLC 2024-A, Ser 2024-A, Cl A3
4.950%, 07/14/2031 (D)	2,280	2,269
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	324	301
Myers Park CLO, Ser 2018-1A, Cl B1
7.179%, TSFR3M + 1.862%, 10/20/2030 (B)(D)	890	890
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
7.032%, TSFR1M + 1.714%, 10/15/2031 (B)(D)	521	522
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
7.582%, TSFR1M + 2.264%, 12/15/2045 (B)(D)	228	230
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	383	374
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (D)	38	38
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	2,567	2,477

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	$685	$665
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	1,240	1,192
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	1,663	1,568
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	2,003	1,869
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	986	895
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (D)	1,077	967
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	1,251	1,123
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	185	162
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	556	483
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	2,118	1,840
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	3,097	2,657
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	1,994	1,692
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	491	424
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	1,750	1,535
Navient Student Loan Trust, Ser 2014-1, Cl A3
5.946%, SOFR30A + 0.624%, 06/25/2031 (B)	1,916	1,880
Navient Student Loan Trust, Ser 2014-3, Cl A
6.056%, SOFR30A + 0.734%, 03/25/2083 (B)	2,650	2,631
Navient Student Loan Trust, Ser 2016-3A, Cl A3
6.786%, SOFR30A + 1.464%, 06/25/2065 (B)(D)	1,119	1,129

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2017-3A, Cl A3
6.486%, SOFR30A + 1.164%, 07/26/2066 (B)(D)	$5,615	$5,632
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	603	578
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (D)	826	709
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	1,978	1,727
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (D)	817	827
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
5.803%, SOFR90A + 0.442%, 10/27/2036 (B)	439	432
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
5.783%, SOFR90A + 0.422%, 01/25/2037 (B)	1,284	1,272
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
5.733%, SOFR90A + 0.372%, 10/25/2033 (B)	2,870	2,824
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
5.714%, SOFR90A + 0.362%, 03/23/2037 (B)	3,008	2,966
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
5.734%, SOFR90A + 0.382%, 12/24/2035 (B)	2,220	2,192
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
5.794%, SOFR90A + 0.442%, 03/22/2032 (B)	370	354
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
6.386%, SOFR30A + 1.064%, 11/25/2048 (B)(D)	3,191	3,175
Nelnet Student Loan Trust, Ser 2019-5, Cl A
2.530%, 10/25/2067 (D)	1,321	1,201
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	1,405	1,268
Neuberger Berman Loan Advisers CLO, Ser 2018-29A, Cl A1
6.701%, TSFR3M + 1.392%, 10/19/2031 (B)(D)	365	366

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
New Economy Assets Phase I Sponsor LLC, Ser 2021-1, Cl B1
2.410%, 10/20/2061 (D)	$5,740	$4,803
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
5.625%, TSFR1M + 0.304%, 04/25/2037 (B)	5,407	5,108
NP SPE X, Ser 2021-1A, Cl A1
2.230%, 03/19/2051 (D)	2,556	2,308
Oaktree CLO, Ser 2022-3A, Cl A2
7.614%, TSFR3M + 2.300%, 07/15/2035 (B)(D)	250	251
Oaktree CLO, Ser 2024-25A, Cl A
0.000%, 04/20/2037 (B)(D)(E)	2,490	2,490
Octagon 52, Ser 2021-1A, Cl B
7.029%, TSFR3M + 1.712%, 04/20/2034 (B)(D)	3,500	3,477
Octagon 66, Ser 2023-1A, Cl A1R
7.076%, TSFR3M + 1.750%, 11/16/2036 (B)(D)	2,500	2,514
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
6.526%, TSFR3M + 1.212%, 07/15/2029 (B)(D)	2,861	2,861
Octagon Investment Partners XXI, Ser 2021-1A, Cl AAR3
6.568%, TSFR3M + 1.262%, 02/14/2031 (B)(D)	1,300	1,302
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (D)	1,091	1,091
OHA Credit Funding VII, Ser 2022-7A, Cl AR
6.610%, TSFR3M + 1.300%, 02/24/2037 (B)(D)	1,730	1,731
OHA Credit Partners XVI, Ser 2021-16A, Cl A
6.710%, TSFR3M + 1.412%, 10/18/2034 (B)(D)	350	350
Owl Rock CLO III, Ser 2020-3A, Cl A1L
7.379%, TSFR3M + 2.062%, 04/20/2032 (B)(D)	1,620	1,623
Palmer Square CLO, Ser 2021-1A, Cl A1R
6.718%, TSFR3M + 1.412%, 11/14/2034 (B)(D)	2,430	2,431
Palmer Square CLO, Ser 2022-1A, Cl A
6.638%, TSFR3M + 1.320%, 04/20/2035 (B)(D)	5,800	5,784
Palmer Square CLO, Ser 2022-5A, Cl A
7.318%, TSFR3M + 2.000%, 10/20/2035 (B)(D)	710	712
PFS Financing, Ser 2024-B, Cl A
4.950%, 02/15/2029 (D)	1,225	1,220
Point Au Roche Park CLO, Ser 2021-1A, Cl A
6.659%, TSFR3M + 1.342%, 07/20/2034 (B)(D)	3,130	3,134

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Rad CLO, Ser 2023-22A, Cl A1
7.202%, TSFR3M + 1.830%, 01/20/2037 (B)(D)	$3,040	$3,058
RAMP Trust, Ser 2007-RZ1, Cl A3
5.935%, TSFR1M + 0.614%, 02/25/2037 (B)	2,756	2,708
Recette CLO, Ser 2021-1A, Cl ARR
6.659%, TSFR3M + 1.342%, 04/20/2034 (B)(D)	760	758
Reese Park CLO, Ser 2021-1A, Cl AR
6.706%, TSFR3M + 1.392%, 10/15/2034 (B)(D)	3,690	3,697
Rockford Tower CLO, Ser 2021-2A, Cl AR
6.681%, TSFR3M + 1.362%, 08/20/2032 (B)(D)	5,000	5,001
RR III, Ser 2018-3A, Cl A1R2
6.666%, TSFR3M + 1.352%, 01/15/2030 (B)(D)	803	804
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	992	933
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	610	567
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	1,756	1,583
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	886	848
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
6.976%, TSFR3M + 1.662%, 04/15/2031 (B)(D)	401	401
Silver Rock CLO I, Ser 2023-1A, Cl AR
1.833%, TSFR3M + 1.780%, 10/20/2033 (B)(D)	2,960	2,963
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
10.182%, TSFR1M + 4.864%, 10/15/2041 (B)(D)	1,337	1,437
SLM Student Loan Trust, Ser 2003-4, Cl A5D
6.363%, SOFR90A + 1.012%, 03/15/2033 (B)(D)	576	565
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
6.813%, SOFR90A + 1.462%, 12/15/2033 (B)(D)	2,068	2,041
SLM Student Loan Trust, Ser 2006-8, Cl A6
5.783%, SOFR90A + 0.422%, 01/25/2041 (B)	2,823	2,728

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-2, Cl B
6.823%, SOFR90A + 1.462%, 01/25/2083 (B)	$1,155	$1,105
SLM Student Loan Trust, Ser 2008-3, Cl B
6.823%, SOFR90A + 1.462%, 04/26/2083 (B)	1,155	1,103
SLM Student Loan Trust, Ser 2008-4, Cl B
7.473%, SOFR90A + 2.112%, 04/25/2073 (B)	1,155	1,158
SLM Student Loan Trust, Ser 2008-5, Cl B
7.473%, SOFR90A + 2.112%, 07/25/2073 (B)	1,155	1,145
SLM Student Loan Trust, Ser 2008-6, Cl A4
6.723%, SOFR90A + 1.362%, 07/25/2023 (B)	2,761	2,738
SLM Student Loan Trust, Ser 2008-6, Cl B
7.473%, SOFR90A + 2.112%, 07/26/2083 (B)	1,155	1,093
SLM Student Loan Trust, Ser 2008-7, Cl B
7.473%, SOFR90A + 2.112%, 07/26/2083 (B)	1,155	1,086
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
6.173%, SOFR90A + 0.812%, 10/25/2064 (B)(D)	2,342	2,306
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	153	149
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
6.532%, TSFR1M + 1.214%, 09/15/2034 (B)(D)	171	171
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (D)	760	713
SMB Private Education Loan Trust, Ser 2020-BA, Cl A1A
1.290%, 07/15/2053 (D)	712	648
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	2,267	2,055
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (D)	4,324	3,922
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	990	885
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	2,784	2,457
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	2,196	1,990

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (D)	$1,925	$1,706
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (D)	1,001	923
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (D)	1,063	955
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (D)	3,004	2,722
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (D)	172	172
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (D)	26	25
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (D)	185	169
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	1,491	1,266
South Carolina Student Loan, Ser 2015-A, Cl A
6.935%, TSFR1M + 1.614%, 01/25/2036 (B)	624	624
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (D)	3,772	3,534
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
5.985%, TSFR1M + 0.664%, 09/25/2034 (B)	2,213	2,087
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
5.775%, TSFR1M + 0.454%, 12/25/2036 (B)	1,296	1,262
Symphony CLO 40, Ser 2023-40A, Cl A1
6.984%, TSFR3M + 1.640%, 01/14/2034 (B)(D)	2,740	2,748
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (D)	1,743	1,735
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (D)	5,490	5,490
Trestles CLO IV, Ser 2021-4A, Cl B1
7.279%, TSFR3M + 1.962%, 07/21/2034 (B)(D)	6,300	6,322
Trinitas CLO XXV, Ser 2023-25A, Cl A1
7.181%, TSFR3M + 1.850%, 01/23/2037 (B)(D)	910	916

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Triumph Rail Holdings LLC, Ser 2021-2, Cl A
2.150%, 06/19/2051 (D)	$1,965	$1,774
TRTX Issuer, Ser 2022-FL5, Cl A
6.975%, SOFR30A + 1.650%, 02/15/2039 (B)(D)	4,050	4,013
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	211	191
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	382	329
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	951	884
U.S. Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	1,202	1,123
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	8,745	8,127
U.S. Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	5,010	4,605
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	1,524	1,473
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	2,542	2,483
Verizon Master Trust, Ser 2022-6, Cl A
3.670%, 01/22/2029	1,960	1,918
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029	6,844	6,768
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028	1,101	1,095
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	5,065	5,077
Verizon Master Trust, Ser 2023-6, Cl A
5.350%, 09/22/2031 (D)	6,405	6,513
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	3,565	3,630
Verizon Master Trust, Ser 2024-1, Cl A1A
5.000%, 12/20/2028	5,125	5,111
Verizon Master Trust, Ser 2024-2, Cl A
4.830%, 12/22/2031 (D)	3,642	3,637
Voya CLO, Ser 2018-3A, Cl A1A
6.726%, TSFR3M + 1.412%, 10/15/2031 (B)(D)	2,576	2,581
Voya CLO, Ser 2018-3A, Cl A1R
6.750%, TSFR3M + 1.452%, 10/18/2031 (B)(D)	718	719
Voya CLO, Ser 2021-3A, Cl A1R
6.619%, TSFR3M + 1.302%, 04/20/2034 (B)(D)	1,110	1,108

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
5.725%, TSFR1M + 0.404%, 07/25/2036 (B)	$6,151	$6,050
Whitebox CLO II, Ser 2021-2A, Cl A1R
6.800%, TSFR3M + 1.482%, 10/24/2034 (B)(D)	1,810	1,811
Whitebox CLO III, Ser 2021-3A, Cl A1
6.796%, TSFR3M + 1.482%, 10/15/2034 (B)(D)	2,140	2,142
		414,996

Total Asset-Backed Securities
(Cost $616,204) ($ Thousands)		605,036

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FHLB
5.300%, 05/22/2024	22,010	21,996
1.250%, 09/30/2031(C)	3,695	3,101
FHLB DN
5.342%, 05/15/2024(A)(F)	10,000	9,890
5.161%, 10/30/2024(A)(F)	10,000	9,664
Resolution Funding Interest STRIP
0.000%, 01/15/2030(A)	1,930	1,471
Resolution Funding Principal STRIP
0.000%, 04/15/2030(A)	2,570	1,934
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025(A)	1,000	922

Total U.S. Government Agency Obligations
(Cost $50,149) ($ Thousands)		48,978

SOVEREIGN DEBT — 0.6%

Bermuda Government International Bond
5.000%, 07/15/2032(D)	865	829
Chile Government International Bond
3.100%, 05/07/2041	1,310	959
Colombia Government International Bond
5.625%, 02/26/2044	1,520	1,187
5.200%, 05/15/2049	860	622
5.000%, 06/15/2045	5,970	4,270
4.125%, 02/22/2042	1,230	818
3.125%, 04/15/2031	710	560
Export Finance & Insurance
4.625%, 10/26/2027(D)	2,494	2,498
Export-Import Bank of India
3.375%, 08/05/2026(D)	1,410	1,346

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Indonesia Government International Bond
5.250%, 01/08/2047(D)	$410	$402
4.750%, 07/18/2047(D)	400	369
Israel Government AID Bond
0.000%, 11/01/2024(A)	1,000	964
0.000%, 02/15/2025(A)	1,000	952
0.000%, 08/15/2025(A)	1,000	926
Israel Government International Bond
4.500%, 01/17/2033	1,661	1,540
3.875%, 07/03/2050	1,191	873
3.375%, 01/15/2050	430	288
2.750%, 07/03/2030	720	615
Kazakhstan Government International Bond
4.875%, 10/14/2044(D)	2,480	2,319
Mexico Government International Bond
6.400%, 05/07/2054	659	648
6.050%, 01/11/2040	4,108	4,013
6.000%, 05/07/2036	954	950
4.750%, 03/08/2044	3,480	2,863
4.400%, 02/12/2052(G)	820	616
3.500%, 02/12/2034	3,223	2,659
3.250%, 04/16/2030	578	511
2.659%, 05/24/2031	4,863	4,019
Panama Government International Bond
8.000%, 03/01/2038	543	555
6.853%, 03/28/2054	1,314	1,154
Paraguay Government International Bond
5.400%, 03/30/2050(D)	1,145	982
Peruvian Government International Bond
3.600%, 01/15/2072	2,060	1,345
3.550%, 03/10/2051	240	172

Total Sovereign Debt
(Cost $48,517) ($ Thousands)		42,824

MUNICIPAL BONDS — 0.2%
California — 0.1%
California State University, Ser B, RB
2.374%, 11/01/2035	1,160	895
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	1,260	1,005
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	4,660	3,172

		5,072

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia — 0.0%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	$156	$173
6.637%, 04/01/2057	2,274	2,564

		2,737

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,170	1,369

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,600	1,425
New York City, Ser A, GO
3.000%, 08/01/2034	870	736
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB
2.400%, 11/01/2032	1,085	897
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.508%, 08/01/2037	1,940	1,981

		5,039

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	628

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	1,154	1,351
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	585	371

		1,722

Virginia — 0.0%
University of Virginia, RB
2.256%, 09/01/2050	1,155	704
Virginia State, Housing Development Authority, Ser 2006-C, Cl CTFS, RB
6.000%, 06/25/2034	58	57

		761

Total Municipal Bonds
(Cost $20,698) ($ Thousands)		17,328

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
5.370% **†(J)	11,180,687	$11,169

Total Affiliated Partnership
(Cost $11,182) ($ Thousands)		11,169

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	224,834,189	224,834
Total Cash Equivalent
(Cost $224,834) ($ Thousands)		224,834

Description	Shares	Market Value ($ Thousands)
PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $323) ($ Thousands)		$26

Total Investments in Securities — 107.4%
(Cost $8,456,094) ($ Thousands)		$8,038,009

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $297) ($ Thousands)		$(128)

A list of exchange traded option contracts held by the Fund at February 29, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
March 2024, 3-Month SOFR Future Option	625	$147,945	$94.50	3/16/2024	$4
March 2024, U.S. 5 Year Future Option	695	74,300	106.25	3/16/2024	–
March 2024, U.S. 6-7 Year Future Option	344	37,991	109.50	3/16/2024	–

		260,236			4

Call Options
March 2024, U.S. 5 Year Future Option	695	74,300	107.25	3/16/2024	16
March 2024, U.S. 6-7 Year Future Option	344	37,990	111.00	3/16/2024	6

		112,290			22

Total Purchased Options		$372,526			$26
WRITTEN OPTIONS — 0.0%
Put Options
March 2024, U.S. 5 Year Future Option	(232)	$(24,802)	106.75	03/16/2024	$(13)
March 2024, U.S. 6-7 Year Future Option	(115)	(12,701)	110.25	03/16/2024	(11)

		(37,503)			(24)

Call Options
September 2024, 3-Month SOFR Future Option	(216)	(51,400)	96.88	09/21/2024	(23)
March 2024, U.S. 5 Year Future Option	(232)	(24,802)	106.75	03/16/2024	(49)
March 2024, U.S. 6-7 Year Future Option	(115)	(12,700)	110.25	03/16/2024	(32)

		(88,902)			(104)

Total Written Options		$(126,405)			$(128)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	215	Mar-2025	$51,432	$51,331	$(101)
3 Month SOFR	421	Mar-2026	101,195	101,340	145
U.S. 2-Year Treasury Note	183	Jun-2024	37,474	37,470	(4)
U.S. 2-Year Treasury Note	2,938	Jun-2024	601,267	601,555	288
U.S. 5-Year Treasury Note	3,627	Jun-2024	387,402	387,749	347
U.S. 5-Year Treasury Note	299	Jun-2024	31,967	31,965	(2)
U.S. 10-Year Treasury Note	2,588	Jun-2024	285,245	285,812	567
U.S. Long Treasury Bond	894	Jun-2024	105,813	106,609	796
U.S. Ultra Long Treasury Bond	359	Jun-2024	45,544	45,907	363
U.S. Ultra Long Treasury Bond	133	Jun-2024	17,013	17,007	(6)
			1,664,352	1,666,745	2,393
Short Contracts
3 Month SOFR	(119)	Jun-2024	$(28,136)	$(28,169)	$(33)
3 Month SOFR	(392)	Mar-2024	(92,910)	(92,755)	155
U.S. Long Treasury Bond	(349)	Jun-2024	(41,445)	(41,618)	(173)
Ultra 10-Year U.S. Treasury Note	(1,820)	Jun-2024	(207,221)	(207,792)	(571)
			(369,712)	(370,334)	(622)
			$1,294,640	$1,296,411	$1,771

A list of the open forward foreign currency contracts held by the Fund at February 29, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	04/19/24	EUR	621	USD	684	$11
Citigroup	04/19/24	USD	1,491	EUR	1,357	(20)
Citigroup	04/19/24	GBP	1,568	USD	2,000	16
Citigroup	04/19/24	USD	2,588	AUD	3,860	(71)
Morgan Stanley	04/19/24	USD	4,377	CAD	5,860	(53)
Morgan Stanley	04/19/24	CNH	9,709	USD	1,365	13
						$(104)

A list of the open centrally cleared swap agreements held by the Fund at February 29, 2024, is as follows:

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.IG.4112/28@100	1.00%	Quarterly	12/20/2028	$193,857	$3,983	$2,246	$1,737

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.52% FIXED	SOFR	Annually	12/20/2053	USD	13,117	$260	$–	$260
3.15% FIXED	SOFR	Annually	05/15/2048	USD	22,369	2,090	1,196	894
1.52% FIXED	SOFR	Annually	02/15/2047	USD	20,626	7,046	(23)	7,069
SOFR	4.1% FIXED	Annually	03/10/2026	USD	131,377	(1,031)	1,117	(2,148)
3.54 FIXED	SOFR	Annually	10/31/2030	USD	58,706	1,305	224	1,081
3.87% FIXED	SOFR	Annually	02/28/2031	USD	32,030	(41)	(58)	17
3.4% FIXED	SOFR	Annually	03/10/2034	USD	29,301	1,119	(455)	1,574
3.05% FIXED	SOFR	Annually	02/15/2048	USD	22,615	2,468	899	1,569
2.6% FIXED	SOFR	Annually	02/15/2048	USD	13,045	2,340	998	1,342
						$15,556	$3,898	$11,658

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Core Fixed Income Fund (Concluded)

Percentages are based on Net Assets of $7,482,858 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.
(A)	Zero coupon security.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2024, the value of these securities amounted to $1,018,468 ($ Thousands), representing 13.6% of the Net Assets of the Fund.

(E)	No interest rate available.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Certain securities or partial positions of certain securities are on loan at February 29, 2024.
(H)	Perpetual security with no stated maturity date.
(I)	Security is in default on interest payment.
(J)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2024 was $11,169 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$15,803	$69,205	$(73,837)	$—	$(2)	$11,169	$86	$—
SEI Daily Income Trust, Government Fund, Institutional Class	138,275	4,468,082	(4,381,523)	—	—	224,834	7,304	—
Totals	$154,078	$4,537,287	$(4,455,360)	$–	$(2)	$236,003	$7,390	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 74.1%
Communication Services — 12.7%
Altice Financing
5.750%, 08/15/2029 (A)	$3,279	$2,824
5.000%, 01/15/2028 (A)	4,517	3,997
Altice France
8.125%, 02/01/2027 (A)	461	424
5.500%, 01/15/2028 (A)	375	306
5.500%, 10/15/2029 (A)	2,700	2,044
5.125%, 07/15/2029 (A)	723	546
Altice France Holding
10.500%, 05/15/2027 (A)	11,321	7,395
6.000%, 02/15/2028 (A)	1,204	608
AMC Networks
4.750%, 08/01/2025	1,304	1,244
ANGI Group LLC
3.875%, 08/15/2028 (A)	3,822	3,285
Arches Buyer
6.125%, 12/01/2028 (A)	2,319	1,965
4.250%, 06/01/2028 (A)	1,637	1,398
Audacy Capital
6.750%, 03/31/2029 (A)(B)	5,891	199
6.500%, 05/01/2027 (A)(B)	2,865	97
Beasley Mezzanine Holdings LLC
8.625%, 02/01/2026 (A)	6,195	3,893
Belo
7.250%, 09/15/2027	442	445
C&W Senior Financing DAC
6.875%, 09/15/2027 (A)	848	799
CCO Holdings LLC
7.375%, 03/01/2031 (A)	1,739	1,685
5.500%, 05/01/2026 (A)	840	825
5.375%, 06/01/2029 (A)	763	690
5.125%, 05/01/2027 (A)	9,815	9,277
5.000%, 02/01/2028 (A)	4,108	3,791
4.750%, 03/01/2030 (A)	2,265	1,927
4.750%, 02/01/2032 (A)	98	79
4.500%, 08/15/2030 (A)	7,793	6,464
4.500%, 05/01/2032	3,525	2,785
4.250%, 02/01/2031 (A)	5,387	4,333
4.250%, 01/15/2034 (A)	1,960	1,465
Charter Communications Operating LLC / Charter Communications Operating Capital
6.384%, 10/23/2035	2,247	2,175
Cinemark USA
8.750%, 05/01/2025 (A)	161	161
5.250%, 07/15/2028 (A)	245	229
Clear Channel Outdoor Holdings
9.000%, 09/15/2028 (A)	50	52
Clear Channel Outdoor Holdings Inc.
7.750%, 04/15/2028 (A)	518	448
7.500%, 06/01/2029 (A)	822	680

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.125%, 08/15/2027 (A)	$3,321	$3,105
CMG Media Corp.
8.875%, 12/15/2027 (A)	5,975	3,993
Consolidated Communications
6.500%, 10/01/2028 (A)	3,270	2,804
CSC Holdings LLC
11.250%, 05/15/2028 (A)	2,693	2,779
7.500%, 04/01/2028 (A)	2,088	1,484
6.500%, 02/01/2029 (A)	3,955	3,448
5.750%, 01/15/2030 (A)	4,401	2,588
4.625%, 12/01/2030 (A)	1,306	726
4.500%, 11/15/2031 (A)	909	675
3.375%, 02/15/2031 (A)	1,337	944
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)(B)	3,251	187
5.375%, 08/15/2026 (A)(B)	5,040	290
Directv Financing LLC
8.875%, 02/01/2030 (A)	1,790	1,802
5.875%, 08/15/2027 (A)	4,154	3,921
DISH DBS
7.750%, 07/01/2026	4,217	2,689
7.375%, 07/01/2028	1,070	522
5.875%, 11/15/2024	6,253	5,909
5.750%, 12/01/2028 (A)	1,775	1,229
5.250%, 12/01/2026 (A)	4,030	3,219
5.125%, 06/01/2029	1,330	567
DISH Network
11.750%, 11/15/2027 (A)	7,248	7,557
Frontier Communications Holdings LLC
8.750%, 05/15/2030 (A)	301	307
6.750%, 05/01/2029 (A)	1,374	1,233
6.000%, 01/15/2030 (A)	157	134
5.875%, 10/15/2027 (A)	4,275	4,132
5.875%, 11/01/2029	168	144
5.000%, 05/01/2028 (A)	1,167	1,080
Gannett Holdings LLC
6.000%, 11/01/2026 (A)	194	175
GCI LLC
4.750%, 10/15/2028 (A)	930	834
Gray Escrow II
5.375%, 11/15/2031 (A)	6,548	4,236
Gray Television
7.000%, 05/15/2027 (A)	479	433
5.875%, 07/15/2026 (A)	1,304	1,237
4.750%, 10/15/2030 (A)	7,249	4,671
Hughes Satellite Systems
6.625%, 08/01/2026	1,416	933
5.250%, 08/01/2026	847	724
iHeartCommunications
8.375%, 05/01/2027	950	570
6.375%, 05/01/2026	2,985	2,541
5.250%, 08/15/2027 (A)	575	426

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Iliad Holding SASU
7.000%, 10/15/2028 (A)	$2,005	$1,984
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	2,227	2,072
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,629	1,539
Level 3 Financing
10.500%, 05/15/2030 (A)	2,230	2,286
4.625%, 09/15/2027 (A)	3,719	2,269
4.250%, 07/01/2028 (A)	1,698	806
3.875%, 11/15/2029 (A)	745	432
3.750%, 07/15/2029 (A)	2,395	994
3.625%, 01/15/2029 (A)	4,322	1,837
Live Nation Entertainment
6.500%, 05/15/2027 (A)	1,588	1,602
5.625%, 03/15/2026 (A)	466	460
4.875%, 11/01/2024 (A)	1,660	1,646
4.750%, 10/15/2027 (A)	1,854	1,775
3.750%, 01/15/2028 (A)	230	212
Lumen Technologies
5.625%, 04/01/2025	431	393
5.375%, 06/15/2029 (A)	466	151
5.125%, 12/15/2026 (A)	1,767	1,164
4.500%, 01/15/2029 (A)	190	60
4.000%, 02/15/2027 (A)	4,166	2,521
McGraw-Hill Education
5.750%, 08/01/2028 (A)	3,585	3,331
Midcontinent Communications
5.375%, 08/15/2027 (A)	772	731
Newfold Digital Holdings Group
6.000%, 02/15/2029 (A)	143	112
News
5.125%, 02/15/2032 (A)	255	238
3.875%, 05/15/2029 (A)	433	391
Nexstar Media
5.625%, 07/15/2027 (A)	1,393	1,320
4.750%, 11/01/2028 (A)	4,083	3,626
Radiate Holdco LLC
6.500%, 09/15/2028 (A)	790	380
4.500%, 09/15/2026 (A)	5,660	4,457
Sable International Finance
5.750%, 09/07/2027 (A)	1,407	1,349
Scripps Escrow
5.875%, 07/15/2027 (A)	2,841	2,306
Scripps Escrow II
3.875%, 01/15/2029 (A)	3,540	2,800
Shutterfly Finance LLC
9.750%, 10/01/2027 (A)	134	134
8.500%cash/0% PIK, 10/01/2027 (A)	831	657
Sinclair Television Group
5.125%, 02/15/2027 (A)	365	335
4.125%, 12/01/2030 (A)	205	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sirius XM Radio
5.500%, 07/01/2029 (A)	$1,226	$1,159
5.000%, 08/01/2027 (A)	4,998	4,761
4.000%, 07/15/2028 (A)	1,335	1,203
3.125%, 09/01/2026 (A)	1,400	1,306
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	4,100	2,217
Stagwell Global LLC
5.625%, 08/15/2029 (A)	560	500
TEGNA
4.750%, 03/15/2026 (A)	2,556	2,470
4.625%, 03/15/2028	2,873	2,579
Telecom Italia Capital
6.000%, 09/30/2034	1,590	1,475
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	3,600	3,375
Telesat Canada
6.500%, 10/15/2027 (A)	2,398	1,055
5.625%, 12/06/2026 (A)	5,115	2,950
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,540	1,709
U.S. Cellular
6.700%, 12/15/2033	640	630
Univision Communications
8.000%, 08/15/2028 (A)	2,229	2,241
Univision Communications Inc
7.375%, 06/30/2030 (A)	488	471
6.625%, 06/01/2027 (A)	40	39
4.500%, 05/01/2029 (A)	1,152	1,010
Urban One
7.375%, 02/01/2028 (A)	5,800	4,975
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,216	1,050
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	757	662
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	3,455	3,187
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	4,655	3,948
VTR Comunicaciones
5.125%, 01/15/2028 (A)	2,045	1,274
4.375%, 04/15/2029 (A)	625	384
Windstream Escrow LLC
7.750%, 08/15/2028 (A)	5,225	4,878
Zayo Group Holdings
4.000%, 03/01/2027 (A)	12,622	10,508
Ziggo Bond BV
6.000%, 01/15/2027 (A)	892	872

		252,191

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary — 12.8%
1011778 BC ULC / New Red Finance
4.375%, 01/15/2028 (A)	$2,470	$2,319
3.875%, 01/15/2028 (A)	2,181	2,034
Academy
6.000%, 11/15/2027 (A)	1,895	1,876
Adient Global Holdings Ltd.
8.250%, 04/15/2031 (A)	455	479
7.000%, 04/15/2028 (A)	64	65
4.875%, 08/15/2026 (A)	3,415	3,310
ADT Security
4.875%, 07/15/2032 (A)	984	886
4.125%, 08/01/2029 (A)	515	465
Adtalem Global Education
5.500%, 03/01/2028 (A)	2,165	2,061
Amer Sports
6.750%, 02/16/2031 (A)	1,690	1,682
American Axle & Manufacturing
6.875%, 07/01/2028	987	954
6.500%, 04/01/2027	455	449
5.000%, 10/01/2029	285	247
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,831	1,710
Aramark Services
5.000%, 02/01/2028 (A)	740	709
Asbury Automotive Group
4.750%, 03/01/2030	202	184
4.625%, 11/15/2029 (A)	1,428	1,301
4.500%, 03/01/2028	2,405	2,242
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	2,611	2,595
4.625%, 08/01/2029 (A)	53	48
4.625%, 04/01/2030 (A)	676	608
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	1,735	1,759
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)(E)	2,600	–
Bath & Body Works
7.600%, 07/15/2037	780	758
7.500%, 06/15/2029	542	558
6.875%, 11/01/2035	1,379	1,380
6.750%, 07/01/2036	3,662	3,599
6.625%, 10/01/2030 (A)	2,658	2,673
5.250%, 02/01/2028	861	836
Brookfield Residential Properties
6.250%, 09/15/2027 (A)	1,285	1,245
5.000%, 06/15/2029 (A)	205	184
4.875%, 02/15/2030 (A)	2,635	2,340
Caesars Entertainment
7.000%, 02/15/2030 (A)	3,440	3,524
6.500%, 02/15/2032 (A)	306	308
4.625%, 10/15/2029 (A)	1,547	1,413

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Carnival
7.000%, 08/15/2029 (A)	$148	$153
6.000%, 05/01/2029 (A)	7,512	7,341
5.750%, 03/01/2027 (A)	3,143	3,104
4.000%, 08/01/2028 (A)	1,908	1,760
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	2,150	2,346
Carvana, Strike Price Fixed
14.000%cash/0% PIK, 06/01/2031 (A)	1,348	1,312
12.000%cash/0% PIK, 12/01/2028 (A)	1,765	1,696
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	712	709
Cedar Fair
5.250%, 07/15/2029	545	515
Clarios Global
8.500%, 05/15/2027 (A)	5,215	5,242
6.750%, 05/15/2025 (A)	1,241	1,240
6.750%, 05/15/2028 (A)	302	306
6.250%, 05/15/2026 (A)	1,626	1,621
Cooper-Standard Automotive
13.500%cash/0% PIK, 03/31/2027 (A)	2,590	2,745
5.625%cash/0% PIK, 05/15/2027 (A)	1,628	1,214
Dana
5.625%, 06/15/2028	383	371
5.375%, 11/15/2027	50	48
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	2,268	2,036
eG Global Finance
12.000%, 11/30/2028 (A)	2,530	2,671
Empire Resorts
7.750%, 11/01/2026 (A)	4,270	3,927
Everi Holdings
5.000%, 07/15/2029 (A)	2,181	2,162
Fertitta Entertainment LLC
6.750%, 01/15/2030 (A)	1,963	1,734
4.625%, 01/15/2029 (A)	2,142	1,944
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)	3,481	–
Ford Motor Credit LLC
7.350%, 03/06/2030	855	906
7.200%, 06/10/2030	200	211
6.950%, 03/06/2026	200	204
6.950%, 06/10/2026	223	227
6.800%, 05/12/2028	264	272
5.125%, 06/16/2025	690	683
5.113%, 05/03/2029	900	867
4.687%, 06/09/2025	1,245	1,227
4.542%, 08/01/2026	1,481	1,436
4.271%, 01/09/2027	485	465
4.134%, 08/04/2025	700	683
4.125%, 08/17/2027	515	487
4.000%, 11/13/2030	2,073	1,833

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.375%, 11/13/2025	$207	$199
2.900%, 02/10/2029	1,640	1,429
2.700%, 08/10/2026	200	186
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	650	632
Foundation Building Materials
6.000%, 03/01/2029 (A)	1,282	1,119
Goodyear Tire & Rubber
5.250%, 04/30/2031	181	164
5.250%, 07/15/2031	622	561
5.000%, 07/15/2029	377	347
GrubHub Holdings
5.500%, 07/01/2027 (A)	2,765	2,410
Hanesbrands
9.000%, 02/15/2031 (A)	134	134
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	326	325
4.875%, 01/15/2030	130	124
4.000%, 05/01/2031 (A)	6,490	5,766
3.750%, 05/01/2029 (A)	3,562	3,235
International Game Technology
5.250%, 01/15/2029 (A)	3,595	3,475
4.125%, 04/15/2026 (A)	2,658	2,565
Jacobs Entertainment
6.750%, 02/15/2029 (A)	3,635	3,461
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	3,250	3,125
KB Home
7.250%, 07/15/2030	2,142	2,201
LBM Acquisition LLC
6.250%, 01/15/2029 (A)	2,816	2,537
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (A)	2,835	2,546
LGI Homes
8.750%, 12/15/2028 (A)	2,640	2,767
Liberty Interactive LLC
8.500%, 07/15/2029	205	135
8.250%, 02/01/2030	6,020	3,929
Life Time
5.750%, 01/15/2026 (A)	2,032	2,015
Lions Gate Capital Holdings LLC
5.500%, 04/15/2029 (A)	2,138	1,616
Lithia Motors
4.375%, 01/15/2031 (A)	993	881
3.875%, 06/01/2029 (A)	615	549
LSF9 Atlantis Holdings LLC
7.750%, 02/15/2026 (A)	5,136	5,088
MGM Resorts International
6.750%, 05/01/2025	505	506
5.750%, 06/15/2025	336	335
5.500%, 04/15/2027	155	152
4.750%, 10/15/2028	3,695	3,468

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Michaels
7.875%, 05/01/2029 (A)	$3,415	$2,205
Midwest Gaming Borrower LLC
4.875%, 05/01/2029 (A)	2,219	2,035
NCL
8.375%, 02/01/2028 (A)	171	180
8.125%, 01/15/2029 (A)	790	831
5.875%, 02/15/2027 (A)	2,132	2,107
Newell Brands
6.625%, 09/15/2029	102	98
6.375%, 09/15/2027	152	147
6.375%, 04/01/2036	105	92
5.200%, 04/01/2026	1,017	988
PetSmart
7.750%, 02/15/2029 (A)	1,561	1,543
4.750%, 02/15/2028 (A)	2,006	1,880
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	518	523
QVC
4.750%, 02/15/2027	6,187	5,576
4.375%, 09/01/2028	1,671	1,370
Raptor Acquisition
4.875%, 11/01/2026 (A)	360	346
Real Hero Merger Sub 2
6.250%, 02/01/2029 (A)	1,815	1,579
Ritchie Bros Holdings
7.750%, 03/15/2031 (A)	1,170	1,230
6.750%, 03/15/2028 (A)	1,135	1,162
Rite Aid
8.000%, 11/15/2026 (A)(B)	4,612	3,332
7.500%, 07/01/2025 (A)(B)	1,259	903
Royal Caribbean Cruises
11.625%, 08/15/2027 (A)	602	651
9.250%, 01/15/2029 (A)	345	371
8.250%, 01/15/2029 (A)	345	366
7.250%, 01/15/2030 (A)	255	265
6.250%, 03/15/2032 (A)	2,021	2,027
Shea Homes
4.750%, 04/01/2029	1,323	1,242
Six Flags Entertainment
7.250%, 05/15/2031 (A)	2,748	2,765
5.500%, 04/15/2027 (A)	90	88
Six Flags Theme Parks
7.000%, 07/01/2025 (A)(E)	136	136
Sonic Automotive
4.625%, 11/15/2029 (A)	377	333
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (A)	3,667	3,586
SRS Distribution
6.125%, 07/01/2029 (A)	2,085	1,944
6.000%, 12/01/2029 (A)	1,018	948
4.625%, 07/01/2028 (A)	362	338

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Staples
10.750%, 04/15/2027 (A)	$4,328	$3,960
7.500%, 04/15/2026 (A)	4,852	4,665
Station Casinos LLC
4.500%, 02/15/2028 (A)	1,635	1,524
Studio City Finance
5.000%, 01/15/2029 (A)	2,285	1,993
Superior Plus
4.500%, 03/15/2029 (A)	368	333
Taylor Morrison Communities
5.125%, 08/01/2030 (A)	2,570	2,426
Tempur Sealy International
4.000%, 04/15/2029 (A)	769	689
3.875%, 10/15/2031 (A)	2,102	1,749
Vail Resorts
6.250%, 05/15/2025 (A)	981	985
Victoria's Secret
4.625%, 07/15/2029 (A)	2,893	2,441
Viking Cruises
5.875%, 09/15/2027 (A)	3,085	3,016
Vista Outdoor
4.500%, 03/15/2029 (A)	783	773
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	914	770
6.375%, 02/01/2030 (A)	6,652	4,856
Wesco Aircraft Holdings
13.125%, 11/15/2027 (A)(B)	180	5
9.000%, 11/15/2026 (A)(B)	936	221
8.500%, 11/15/2024 (A)(B)	143	33
White Capital Parent LLC
8.250%cash/0% PIK, 03/15/2026 (A)	3,485	3,452
Wolverine World Wide
4.000%, 08/15/2029 (A)	4,042	3,239
WW International
4.500%, 04/15/2029 (A)	1,895	878
Wynn Las Vegas LLC
5.250%, 05/15/2027 (A)	1,145	1,120
Wynn Macau
5.125%, 12/15/2029 (A)	1,605	1,446
Wynn Resorts Finance LLC
7.125%, 02/15/2031 (A)	1,587	1,639
5.125%, 10/01/2029 (A)	661	623
Yum! Brands
6.875%, 11/15/2037	1,840	1,998
5.375%, 04/01/2032	2,728	2,619
5.350%, 11/01/2043	180	173
3.625%, 03/15/2031	3,225	2,836

		254,130

Consumer Staples — 2.5%
Albertsons Cos
5.875%, 02/15/2028 (A)	166	164

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 02/15/2030 (A)	$5,945	$5,580
4.625%, 01/15/2027 (A)	2,970	2,863
3.500%, 03/15/2029 (A)	615	548
Central Garden & Pet
5.125%, 02/01/2028	1,150	1,108
4.125%, 10/15/2030	422	375
Chobani LLC
7.625%, 07/01/2029 (A)	849	854
4.625%, 11/15/2028 (A)	929	859
Coty
6.625%, 07/15/2030 (A)	758	770
4.750%, 01/15/2029 (A)	2,800	2,622
Edgewell Personal Care
5.500%, 06/01/2028 (A)	570	556
4.125%, 04/01/2029 (A)	217	198
Energizer Holdings
6.500%, 12/31/2027 (A)	237	235
4.750%, 06/15/2028 (A)	886	810
4.375%, 03/31/2029 (A)	770	682
EquipmentShare.com
9.000%, 05/15/2028 (A)	590	605
Fiesta Purchaser
7.875%, 03/01/2031 (A)	722	745
High Ridge Brands (Escrow Security)
0.974%, 03/15/2025 (A)(B)	800	–
HLF Financing Sarl LLC
4.875%, 06/01/2029 (A)	3,560	2,546
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,747	1,583
NESCO Holdings II
5.500%, 04/15/2029 (A)	372	347
New Albertsons
8.700%, 05/01/2030	1,149	1,255
8.000%, 05/01/2031	995	1,052
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	3,035	1,325
Performance Food Group
6.875%, 05/01/2025 (A)	80	80
5.500%, 10/15/2027 (A)	584	572
4.250%, 08/01/2029 (A)	505	458
Post Holdings
6.250%, 02/15/2032 (A)	984	989
5.750%, 03/01/2027 (A)	54	55
5.625%, 01/15/2028 (A)	2,626	2,578
5.500%, 12/15/2029 (A)	3,765	3,602
4.625%, 04/15/2030 (A)	229	208
Sigma Holdco BV
7.875%, 05/15/2026 (A)	4,759	4,547
Spectrum Brands
5.000%, 10/01/2029 (A)	630	611
3.875%, 03/15/2031 (A)	222	211

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
StoneMor
8.500%, 05/15/2029 (A)	$3,505	$2,544
Triton Water Holdings
6.250%, 04/01/2029 (A)	2,848	2,486
US Foods
6.875%, 09/15/2028 (A)	123	125
4.750%, 02/15/2029 (A)	50	47
4.625%, 06/01/2030 (A)	405	371
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,683	1,729

		48,895

Energy — 9.8%
Aethon United BR
8.250%, 02/15/2026 (A)	1,906	1,914
Antero Midstream Partners
7.875%, 05/15/2026 (A)	323	330
5.750%, 03/01/2027 (A)	240	235
5.750%, 01/15/2028 (A)	342	335
5.375%, 06/15/2029 (A)	2,950	2,806
Antero Resources
8.375%, 07/15/2026 (A)	451	467
7.625%, 02/01/2029 (A)	159	164
Apache
5.100%, 09/01/2040	3,390	2,836
Archrock Partners
6.875%, 04/01/2027 (A)	420	418
6.250%, 04/01/2028 (A)	1,480	1,443
Ascent Resources Utica Holdings LLC
8.250%, 12/31/2028 (A)	2,865	2,909
7.000%, 11/01/2026 (A)	1,945	1,944
5.875%, 06/30/2029 (A)	2,100	1,952
Baytex Energy
8.750%, 04/01/2027 (A)	570	591
8.500%, 04/30/2030 (A)	475	494
Blue Racer Midstream LLC
7.625%, 12/15/2025 (A)	340	343
Buckeye Partners
4.500%, 03/01/2028 (A)	590	549
4.125%, 03/01/2025 (A)	204	199
California Resources
7.125%, 02/01/2026 (A)	565	568
Callon Petroleum
8.000%, 08/01/2028 (A)	783	818
Cheniere Energy Partners
4.000%, 03/01/2031	741	661
3.250%, 01/31/2032	497	415
Chesapeake Energy
6.750%, 04/15/2029 (A)	4,008	4,023
Chesapeake Energy (Escrow Security)
7.500%, 10/01/2026 (B)(C)	4,075	81
7.000%, 10/01/2024 (B)(C)	1,790	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 09/15/2026 (B)	$180	$4
Chord Energy Corp
6.375%, 06/01/2026 (A)	569	570
CITGO Petroleum
6.375%, 06/15/2026 (A)	2,935	2,953
Civitas Resources
8.750%, 07/01/2031 (A)	2,920	3,105
8.625%, 11/01/2030 (A)	1,876	2,008
8.375%, 07/01/2028 (A)	342	358
Comstock Resources
6.750%, 03/01/2029 (A)	8,373	7,723
5.875%, 01/15/2030 (A)	274	240
Crescent Energy Finance LLC
9.250%, 02/15/2028 (A)	661	692
CVR Energy
8.500%, 01/15/2029 (A)	3,015	3,034
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	380	389
DT Midstream
4.375%, 06/15/2031 (A)	190	171
4.125%, 06/15/2029 (A)	408	373
Enbridge
8.250%, H15T5Y + 3.785%, 01/15/2084 (F)	2,795	2,899
Encino Acquisition Partners Holdings LLC
8.500%, 05/01/2028 (A)	3,648	3,642
Energy Transfer
8.000%, 04/01/2029 (A)	964	1,000
8.000%, H15T5Y + 4.020%, 05/15/2054 (F)	2,903	3,016
7.375%, 02/01/2031 (A)	150	157
6.750%, H15T5Y + 5.134%(F)(G)	445	437
6.625%, US0003M + 4.155%(F)(G)	1,294	1,199
6.500%, H15T5Y + 5.694%(F)(G)	2,960	2,869
5.625%, 05/01/2027 (A)	150	149
5.500%, 06/01/2027	2,863	2,871
EnLink Midstream LLC
6.500%, 09/01/2030 (A)	3,838	3,934
5.375%, 06/01/2029	3,098	3,003
EnLink Midstream Partners
5.600%, 04/01/2044	3,522	3,192
5.450%, 06/01/2047	309	272
Enviva Partners
6.500%, 01/15/2026 (A)(B)	3,197	1,185
EQM Midstream Partners
7.500%, 06/01/2027 (A)	3,114	3,186
7.500%, 06/01/2030 (A)	217	231
6.500%, 07/01/2027 (A)	1,121	1,132
6.500%, 07/15/2048	3,229	3,277
5.500%, 07/15/2028	61	60
4.750%, 01/15/2031 (A)	1,457	1,355
4.500%, 01/15/2029 (A)	2,781	2,607

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Genesis Energy
8.875%, 04/15/2030	$3,340	$3,463
8.250%, 01/15/2029	97	99
8.000%, 01/15/2027	197	198
7.750%, 02/01/2028	393	393
6.250%, 05/15/2026	35	35
Greenfire Resources
12.000%, 10/01/2028 (A)	1,880	1,970
Gulfport Energy (Escrow Securities)
6.375%, 01/15/2026 (B)	780	2
6.000%, 10/15/2024 (B)	470	1
0.000%, 05/15/2025 (C)(D)	311	1
Gulfport Energy Corp
8.000%, 05/17/2026 (A)	828	842
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,575	1,588
Hess Midstream Operations
5.625%, 02/15/2026 (A)	605	596
4.250%, 02/15/2030 (A)	760	692
Hilcorp Energy I
6.250%, 04/15/2032 (A)	138	134
6.000%, 04/15/2030 (A)	165	160
Howard Midstream Energy Partners LLC
8.875%, 07/15/2028 (A)	310	327
6.750%, 01/15/2027 (A)	2,750	2,739
ITT Holdings LLC
6.500%, 08/01/2029 (A)	3,862	3,428
Kinetik Holdings
6.625%, 12/15/2028 (A)	3,320	3,361
Kodiak Gas Services LLC
7.250%, 02/15/2029 (A)	2,495	2,540
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	1,364	1,398
7.500%, 01/15/2026 (A)	2,546	2,531
Nabors Industries
7.250%, 01/15/2026 (A)	147	145
New Fortress Energy
6.500%, 09/30/2026 (A)	1,696	1,638
NGL Energy Operating LLC
8.375%, 02/15/2032 (A)	249	253
8.125%, 02/15/2029 (A)	3,036	3,065
Northern Oil and Gas
8.750%, 06/15/2031 (A)	855	893
8.125%, 03/01/2028 (A)	1,623	1,644
Northriver Midstream Finance
5.625%, 02/15/2026 (A)	1,845	1,809
NuStar Logistics
6.375%, 10/01/2030	212	213
6.000%, 06/01/2026	485	480
5.750%, 10/01/2025	182	180
5.625%, 04/28/2027	260	257

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PBF Holding LLC
7.875%, 09/15/2030 (A)	$2,640	$2,705
Permian Resources Operating LLC
9.875%, 07/15/2031 (A)	491	544
7.000%, 01/15/2032 (A)	2,941	3,020
Prairie Acquiror
9.000%, 08/01/2029 (A)	142	143
Precision Drilling
7.125%, 01/15/2026 (A)	466	466
6.875%, 01/15/2029 (A)	60	59
Range Resources
8.250%, 01/15/2029	534	557
4.875%, 05/15/2025	345	340
Rockcliff Energy II LLC
5.500%, 10/15/2029 (A)	3,603	3,318
Rockies Express Pipeline LLC
4.800%, 05/15/2030 (A)	2,117	1,961
Seventy Seven Operating LLC (Escrow Security)
6.625%, 01/15/2020 (B)(C)	2,787	–
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	2,990	3,056
SM Energy
6.500%, 07/15/2028	185	185
5.625%, 06/01/2025	405	402
Solaris Midstream Holdings LLC
7.625%, 04/01/2026 (A)	2,012	2,010
Southwestern Energy
8.375%, 09/15/2028	230	239
5.375%, 02/01/2029	26	25
5.375%, 03/15/2030	380	363
4.750%, 02/01/2032	84	77
Summit Midstream Holdings LLC
12.000%, 10/15/2026 (A)	2,380	2,350
Sunoco
5.875%, 03/15/2028	2,791	2,761
4.500%, 05/15/2029	2,037	1,882
4.500%, 04/30/2030	2,191	1,993
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	2,360	2,355
6.000%, 03/01/2027 (A)	430	424
6.000%, 12/31/2030 (A)	3,697	3,438
6.000%, 09/01/2031 (A)	910	834
5.500%, 01/15/2028 (A)	2,496	2,371
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	5,050	4,772
4.750%, 01/15/2030 (A)	225	203
Transocean
11.500%, 01/30/2027 (A)	210	218
8.750%, 02/15/2030 (A)	120	123
7.250%, 11/01/2025 (A)	4,328	4,265
6.800%, 03/15/2038	3,209	2,517

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transocean Titan Financing
8.375%, 02/01/2028 (A)	$90	$92
Valaris
8.375%, 04/30/2030 (A)	197	202
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (A)	3,499	3,071
3.875%, 11/01/2033 (A)	2,920	2,449
Venture Global LNG
9.875%, 02/01/2032 (A)	2,821	2,970
9.500%, 02/01/2029 (A)	205	218
8.125%, 06/01/2028 (A)	3,316	3,369
Vital Energy
10.125%, 01/15/2028	657	688
9.750%, 10/15/2030	135	144
Weatherford International
8.625%, 04/30/2030 (A)	2,488	2,579
Western Midstream Operating
5.250%, 02/01/2050	3,252	2,877

		195,533

Financials — 7.4%
Acrisure LLC
10.125%, 08/01/2026 (A)	1,416	1,473
8.250%, 02/01/2029 (A)	1,705	1,684
AG Issuer LLC
6.250%, 03/01/2028 (A)	1,910	1,848
Alliant Holdings Intermediate LLC
7.000%, 01/15/2031 (A)	5,497	5,476
Ally Financial
4.750%, 06/09/2027	1,737	1,687
AmWINS Group
6.375%, 02/15/2029 (A)	2,061	2,062
Ardonagh Finco
7.750%, 02/15/2031 (A)	1,000	988
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	870	851
Aretec Escrow Issuer 2
10.000%, 08/15/2030 (A)	4,357	4,744
Barclays
8.000%, H15T5Y + 5.431%(F)(G)	1,285	1,263
Blackstone Private Credit Fund
2.625%, 12/15/2026	3,525	3,184
Block
3.500%, 06/01/2031	512	437
2.750%, 06/01/2026	140	130
Blue Owl Capital
3.400%, 07/15/2026	2,420	2,254
BroadStreet Partners
5.875%, 04/15/2029 (A)	730	677
Brookfield Property
5.750%, 05/15/2026 (A)	78	75
4.500%, 04/01/2027 (A)	7,288	6,407

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
3.875%, H15T5Y + 3.417%(F)(G)	$1,268	$1,191
Comerica Bank
2.500%, 07/23/2024	1,007	993
CPI CG
8.625%, 03/15/2026 (A)	2,721	2,670
Credit Acceptance
9.250%, 12/15/2028 (A)	2,765	2,925
Finance of America Funding LLC
7.875%, 11/15/2025 (A)	6,992	5,515
FirstCash
6.875%, 03/01/2032 (A)	1,975	1,955
Freedom Mortgage
12.000%, 10/01/2028 (A)	2,272	2,461
6.625%, 01/15/2027 (A)	925	882
Freedom Mortgage Holdings LLC
9.250%, 02/01/2029 (A)	1,729	1,755
Genworth Holdings
6.500%, 06/15/2034	1,795	1,678
Global Atlantic Finance
7.950%, 06/15/2033 (A)	1,274	1,394
HAT Holdings I LLC
6.000%, 04/15/2025 (A)	1,116	1,105
3.750%, 09/15/2030 (A)	1,904	1,566
3.375%, 06/15/2026 (A)	883	826
Howden UK Refinance
8.125%, 02/15/2032 (A)	435	438
7.250%, 02/15/2031 (A)	1,638	1,640
HUB International
7.250%, 06/15/2030 (A)	1,957	1,996
Intesa Sanpaolo
4.950%, H15T1Y + 2.750%, 06/01/2042 (A)(F)	1,720	1,241
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	1,246	1,228
4.750%, 06/15/2029 (A)	4,970	4,460
4.250%, 02/01/2027 (A)	2,751	2,531
LPL Holdings
4.625%, 11/15/2027 (A)	2,645	2,536
4.375%, 05/15/2031 (A)	149	135
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,483	4,108
5.625%, 01/15/2030 (A)	1,813	1,533
MPH Acquisition Holdings LLC
5.750%, 11/01/2028 (A)	654	521
5.500%, 09/01/2028 (A)	426	372
Nationstar Mortgage Holdings
7.125%, 02/01/2032 (A)	1,389	1,366
6.000%, 01/15/2027 (A)	95	93
5.500%, 08/15/2028 (A)	3,723	3,515
5.125%, 12/15/2030 (A)	247	220
5.000%, 02/01/2026 (A)	1,272	1,236

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Navient
9.375%, 07/25/2030	$855	$893
5.500%, 03/15/2029	160	145
Navient MTN
5.625%, 08/01/2033	2,835	2,310
OneMain Finance
9.000%, 01/15/2029	652	685
7.875%, 03/15/2030	2,650	2,695
6.625%, 01/15/2028	400	398
5.375%, 11/15/2029	5,470	5,076
4.000%, 09/15/2030	2,565	2,161
3.875%, 09/15/2028	160	140
3.500%, 01/15/2027	1,402	1,290
Osaic Holdings
10.750%, 08/01/2027 (A)	4,463	4,637
PennyMac Financial Services
7.875%, 12/15/2029 (A)	2,656	2,719
5.750%, 09/15/2031 (A)	4,724	4,344
5.375%, 10/15/2025 (A)	888	874
4.250%, 02/15/2029 (A)	1,895	1,708
PRA Group
8.375%, 02/01/2028 (A)	1,560	1,525
5.000%, 10/01/2029 (A)	1,155	967
Rithm Capital
6.250%, 10/15/2025 (A)	3,013	2,974
Rocket Mortgage LLC
4.000%, 10/15/2033 (A)	3,415	2,835
3.625%, 03/01/2029 (A)	1,849	1,640
2.875%, 10/15/2026 (A)	315	290
Sabre GLBL
11.250%, 12/15/2027 (A)	6,340	5,960
Starwood Property Trust
4.375%, 01/15/2027 (A)	1,282	1,202
3.625%, 07/15/2026 (A)	20	19
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(F)	1,985	1,924
United Wholesale Mortgage LLC
5.750%, 06/15/2027 (A)	2,133	2,069
5.500%, 11/15/2025 (A)	2,641	2,596
5.500%, 04/15/2029 (A)	217	202
WeWork US LLC
15.000%, 08/15/2027 (A)(B)	2,830	906
11.000%, 08/15/2027 (A)(B)	3,551	497

		147,006

Health Care — 6.4%
Acadia Healthcare
5.500%, 07/01/2028 (A)	494	477
5.000%, 04/15/2029 (A)	898	849
AHP Health Partners
5.750%, 07/15/2029 (A)	376	339

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Akumin
9.000% PIK/0% cash, 08/01/2027 (A)	$3,815	$3,300
8.000%, 08/01/2028 (A)(B)	1,570	1,295
Avantor Funding
4.625%, 07/15/2028 (A)	813	767
Bausch & Lomb Escrow
8.375%, 10/01/2028 (A)	1,279	1,337
Bausch Health
14.000%, 10/15/2030 (A)	899	529
11.000%, 09/30/2028 (A)	2,494	1,677
9.000%, 12/15/2025 (A)	2,470	2,349
6.250%, 02/15/2029 (A)	139	64
6.125%, 02/01/2027 (A)	1,262	808
5.750%, 08/15/2027 (A)	180	108
5.500%, 11/01/2025 (A)	1,450	1,349
5.250%, 01/30/2030 (A)	464	200
5.250%, 02/15/2031 (A)	337	145
5.000%, 01/30/2028 (A)	360	164
5.000%, 02/15/2029 (A)	455	199
4.875%, 06/01/2028 (A)	728	415
Bausch Health Americas
9.250%, 04/01/2026 (A)	265	249
8.500%, 01/31/2027 (A)	578	329
Catalent Pharma Solutions
3.500%, 04/01/2030 (A)	2,605	2,509
Charles River Laboratories International
4.250%, 05/01/2028 (A)	2,042	1,915
4.000%, 03/15/2031 (A)	1,960	1,729
3.750%, 03/15/2029 (A)	670	604
CHS
8.000%, 03/15/2026 (A)	2,529	2,504
8.000%, 12/15/2027 (A)	1,180	1,128
6.125%, 04/01/2030 (A)	316	198
6.000%, 01/15/2029 (A)	495	426
5.625%, 03/15/2027 (A)	6,563	6,004
5.250%, 05/15/2030 (A)	514	410
4.750%, 02/15/2031 (A)	2,503	1,905
DaVita
4.625%, 06/01/2030 (A)	2,270	1,997
3.750%, 02/15/2031 (A)	1,590	1,305
Embecta
6.750%, 02/15/2030 (A)	2,470	2,143
Emergent BioSolutions
3.875%, 08/15/2028 (A)	522	211
Encompass Health
4.750%, 02/01/2030	925	858
4.625%, 04/01/2031	173	157
4.500%, 02/01/2028	486	460
Endo DAC
9.500%, 07/31/2027 (A)(B)	1,903	114
6.000%, 06/30/2028 (A)(B)	2,293	138

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)(B)	$2,355	$1,482
Envision Healthcare
8.750%, 10/15/2026 (C)	3,150	–
Global Medical Response
6.500%, 10/01/2025 (A)	5,947	5,218
Grifols
4.750%, 10/15/2028 (A)	2,541	2,116
HCA
3.500%, 09/01/2030	1,741	1,556
Heartland Dental LLC
10.500%, 04/30/2028 (A)	2,350	2,468
IQVIA
6.500%, 05/15/2030 (A)	1,145	1,161
5.000%, 10/15/2026 (A)	390	381
5.000%, 05/15/2027 (A)	2,957	2,879
LifePoint Health
11.000%, 10/15/2030 (A)	1,526	1,614
9.875%, 08/15/2030 (A)	527	547
5.375%, 01/15/2029 (A)	857	683
Mallinckrodt International Finance
14.750%, 11/14/2028 (A)	514	558
Medline Borrower
5.250%, 10/01/2029 (A)	498	461
3.875%, 04/01/2029 (A)	7,803	6,996
Molina Healthcare
4.375%, 06/15/2028 (A)	3,590	3,344
3.875%, 11/15/2030 (A)	2,730	2,395
Option Care Health
4.375%, 10/31/2029 (A)	3,298	3,012
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	3,523	3,020
4.125%, 04/30/2028 (A)	1,690	1,546
Owens & Minor
6.625%, 04/01/2030 (A)	270	261
4.500%, 03/31/2029 (A)	493	440
Par Pharmaceutical
7.500%, 04/01/2027 (A)(B)	2,247	1,425
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	2,715	2,440
Radiology Partners
9.781% PIK/0% cash, 02/15/2030 (A)	2,256	2,007
8.500% PIK/0% cash, 01/31/2029 (A)	7,844	7,540
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	856	856
Team Health Holdings
13.500%, 06/30/2028	1,295	1,352
Team Health Holdings Inc.
6.375%, 02/01/2025 (A)	4,416	4,059
Tenet Healthcare
6.750%, 05/15/2031 (A)	2,553	2,575
6.250%, 02/01/2027	512	511

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.125%, 10/01/2028	$800	$791
6.125%, 06/15/2030	5,342	5,290
5.125%, 11/01/2027	1,105	1,082
4.875%, 01/01/2026	3,033	3,030
4.625%, 06/15/2028	3,479	3,311
4.375%, 01/15/2030	1,480	1,356
4.250%, 06/01/2029	4,431	4,075

		127,502

Industrials — 9.2%
AAR Escrow Issuer LLC
6.750%, 03/15/2029 (A)	4,100	4,139
ACCO Brands
4.250%, 03/15/2029 (A)	950	842
Allegiant Travel
7.250%, 08/15/2027 (A)	1,282	1,248
Allied Universal Holdco LLC
6.625%, 07/15/2026 (A)	746	743
4.625%, 06/01/2028 (A)	684	607
Allison Transmission
5.875%, 06/01/2029 (A)	855	842
4.750%, 10/01/2027 (A)	1,969	1,888
3.750%, 01/30/2031 (A)	422	365
American Airlines
5.750%, 04/20/2029 (A)	7,330	7,168
5.500%, 04/20/2026 (A)	615	609
APi Group DE
4.750%, 10/15/2029 (A)	234	217
4.125%, 07/15/2029 (A)	365	329
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	3,836	1,640
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	1,781	1,762
5.250%, 08/15/2027 (A)	4,446	3,224
Avis Budget Car Rental LLC
8.000%, 02/15/2031 (A)	2,411	2,327
5.750%, 07/15/2027 (A)	625	594
5.375%, 03/01/2029 (A)	401	365
4.750%, 04/01/2028 (A)	365	331
Beacon Roofing Supply
4.500%, 11/15/2026 (A)	1,284	1,238
Bombardier
8.750%, 11/15/2030 (A)	108	113
7.875%, 04/15/2027 (A)	3,152	3,156
7.500%, 02/01/2029 (A)	1,310	1,329
Builders FirstSource
6.375%, 06/15/2032 (A)	372	372
6.375%, 03/01/2034 (A)	220	219
4.250%, 02/01/2032 (A)	3,743	3,289
BWX Technologies
4.125%, 06/30/2028 (A)	1,441	1,340
4.125%, 04/15/2029 (A)	1,425	1,323

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Camelot Return Merger Sub
8.750%, 08/01/2028 (A)	$2,135	$2,191
Chart Industries
9.500%, 01/01/2031 (A)	2,393	2,571
7.500%, 01/01/2030 (A)	368	380
Clean Harbors
4.875%, 07/15/2027 (A)	1,151	1,111
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	1,395	1,328
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	580	532
CoreCivic
8.250%, 04/15/2026	527	539
CP Atlas Buyer
7.000%, 12/01/2028 (A)	2,003	1,790
EMRLD Borrower
6.625%, 12/15/2030 (A)	6,266	6,288
Enviri
5.750%, 07/31/2027 (A)	766	716
First Student Bidco
4.000%, 07/31/2029 (A)	35	30
Garda World Security
9.500%, 11/01/2027 (A)	570	572
6.000%, 06/01/2029 (A)	429	376
GFL Environmental
6.750%, 01/15/2031 (A)	160	164
4.750%, 06/15/2029 (A)	3,465	3,244
4.375%, 08/15/2029 (A)	1,123	1,023
4.000%, 08/01/2028 (A)	874	801
3.750%, 08/01/2025 (A)	490	476
3.500%, 09/01/2028 (A)	2,860	2,593
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	285	274
5.625%, 06/01/2029 (A)	580	524
GrafTech Finance
4.625%, 12/15/2028 (A)	1,410	927
GrafTech Global Enterprises
9.875%, 12/15/2028 (A)	1,365	1,084
Graham Packaging
7.125%, 08/15/2028 (A)	312	276
Griffon
5.750%, 03/01/2028	760	735
H&E Equipment Services
3.875%, 12/15/2028 (A)	3,449	3,112
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	2,551	2,407
Hertz
5.000%, 12/01/2029 (A)	1,087	833
4.625%, 12/01/2026 (A)	296	262
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)	715	62
6.000%, 01/15/2028 (A)(B)	420	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 10/15/2024 (A)(B)	$1,573	$47
Icahn Enterprises
6.250%, 05/15/2026	1,282	1,249
5.250%, 05/15/2027	1,683	1,546
Imola Merger
4.750%, 05/15/2029 (A)	1,165	1,079
JELD-WEN
4.875%, 12/15/2027 (A)	372	354
4.625%, 12/15/2025 (A)	226	220
Korn Ferry
4.625%, 12/15/2027 (A)	3,875	3,662
LABL
10.500%, 07/15/2027 (A)	2,416	2,346
6.750%, 07/15/2026 (A)	2,040	1,978
Madison IAQ LLC
5.875%, 06/30/2029 (A)	3,603	3,217
4.125%, 06/30/2028 (A)	290	264
MasTec
4.500%, 08/15/2028 (A)	825	774
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	760	739
7.875%, 08/15/2026 (A)	1,615	1,637
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	2,500	2,500
MIWD Holdco II LLC
5.500%, 02/01/2030 (A)	595	543
Moog
4.250%, 12/15/2027 (A)	1,212	1,134
Pitney Bowes
7.250%, 03/15/2029 (A)	2,460	2,130
6.875%, 03/15/2027 (A)	200	180
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	1,933	1,918
3.375%, 08/31/2027 (A)	1,090	998
Regal Rexnord
6.300%, 02/15/2030 (A)	194	197
6.050%, 04/15/2028 (A)	455	458
Science Applications International
4.875%, 04/01/2028 (A)	2,963	2,806
Sensata Technologies BV
4.000%, 04/15/2029 (A)	1,829	1,659
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,639
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/2028 (A)	1,370	1,329
Spirit AeroSystems
9.375%, 11/30/2029 (A)	264	285
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	3,525	2,549
SPX FLOW
8.750%, 04/01/2030 (A)	1,198	1,174

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SS&C Technologies
5.500%, 09/30/2027 (A)	$1,040	$1,013
Standard Industries
5.000%, 02/15/2027 (A)	3,424	3,297
4.750%, 01/15/2028 (A)	1,425	1,345
4.375%, 07/15/2030 (A)	2,865	2,554
3.375%, 01/15/2031 (A)	139	115
Stericycle
3.875%, 01/15/2029 (A)	503	453
Summit Materials LLC
7.250%, 01/15/2031 (A)	809	839
5.250%, 01/15/2029 (A)	2,329	2,255
Terex
5.000%, 05/15/2029 (A)	400	373
TK Elevator US Newco
5.250%, 07/15/2027 (A)	2,376	2,282
TransDigm
7.125%, 12/01/2031 (A)	10,156	10,418
6.875%, 12/15/2030 (A)	5,961	6,032
6.750%, 08/15/2028 (A)	530	537
6.625%, 03/01/2032 (A)	352	354
6.375%, 03/01/2029 (A)	413	415
Trident TPI Holdings
12.750%, 12/31/2028 (A)	2,514	2,681
TriNet Group
7.125%, 08/15/2031 (A)	253	258
Triumph Group
9.000%, 03/15/2028 (A)	175	183
7.750%, 08/15/2025	470	469
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	2,985	2,910
5.500%, 08/15/2026 (A)	2,062	2,011
Tutor Perini Corp.
6.875%, 05/01/2025 (A)	4,120	4,074
Uber Technologies
7.500%, 09/15/2027 (A)	305	312
4.500%, 08/15/2029 (A)	424	397
United Airlines
4.625%, 04/15/2029 (A)	5,834	5,381
4.375%, 04/15/2026 (A)	1,608	1,548
United Rentals North America
6.000%, 12/15/2029 (A)	1,050	1,051
5.250%, 01/15/2030	2,400	2,324
4.000%, 07/15/2030	2,755	2,494
US Airways Pass Through Trust, Ser 2013-1, Cl A
3.950%, 11/15/2025	537	522
WESCO Distribution
7.250%, 06/15/2028 (A)	918	938
7.125%, 06/15/2025 (A)	561	565
6.625%, 03/15/2032 (A)	200	200
6.375%, 03/15/2029 (A)	542	542

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Williams Scotsman
7.375%, 10/01/2031 (A)	$1,700	$1,763
XPO
7.125%, 02/01/2032 (A)	186	189

		182,582

Information Technology — 2.8%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	654
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	3,273	2,920
ams-OSRAM
12.250%, 03/30/2029 (A)	270	274
AthenaHealth Group
6.500%, 02/15/2030 (A)	2,010	1,800
Ciena
4.000%, 01/31/2030 (A)	2,835	2,537
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	326	296
3.875%, 07/01/2028 (A)	258	235
Cloud Software Group, Strike Price Fixed
6.500%, 03/31/2029 (A)	3,180	2,961
Coherent
5.000%, 12/15/2029 (A)	5,333	4,973
CommScope
8.250%, 03/01/2027 (A)	2,574	1,127
7.125%, 07/01/2028 (A)	1,420	568
6.000%, 03/01/2026 (A)	2,559	2,303
4.750%, 09/01/2029 (A)	689	472
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	4,051	3,301
5.000%, 03/15/2027 (A)	365	131
Elastic
4.125%, 07/15/2029 (A)	2,241	2,013
Entegris
4.375%, 04/15/2028 (A)	535	500
3.625%, 05/01/2029 (A)	1,306	1,156
Entegris Escrow
5.950%, 06/15/2030 (A)	359	352
4.750%, 04/15/2029 (A)	4,584	4,322
Go Daddy Operating LLC
3.500%, 03/01/2029 (A)	1,150	1,024
MicroStrategy
6.125%, 06/15/2028 (A)	2,120	2,044
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)	10,706	–
NCR Atleos
9.500%, 04/01/2029 (A)	425	450
NCR Voyix
5.125%, 04/15/2029 (A)	563	522
5.000%, 10/01/2028 (A)	183	170

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ON Semiconductor
3.875%, 09/01/2028 (A)	$3,671	$3,357
Open Text Holdings
4.125%, 02/15/2030 (A)	3,083	2,722
Presidio Holdings
4.875%, 02/01/2027 (A)	425	409
RingCentral
8.500%, 08/15/2030 (A)	343	355
Seagate HDD Cayman
8.500%, 07/15/2031 (A)	1,185	1,281
8.250%, 12/15/2029 (A)	1,540	1,650
3.375%, 07/15/2031	1,856	1,460
Synaptics
4.000%, 06/15/2029 (A)	2,879	2,579
Viasat
7.500%, 05/30/2031 (A)	2,070	1,454
ViaSat
6.500%, 07/15/2028 (A)	4,410	3,267

		55,639

Materials — 6.5%
Alcoa Nederland Holding BV
5.500%, 12/15/2027 (A)	200	197
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)	3,505	2,223
ATI
7.250%, 08/15/2030	214	220
5.875%, 12/01/2027	276	270
5.125%, 10/01/2031	137	126
4.875%, 10/01/2029	267	245
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	3,585	3,719
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	699	675
3.375%, 02/15/2029 (A)	2,328	2,069
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,925	4,409
Ball
6.000%, 06/15/2029	2,933	2,948
3.125%, 09/15/2031	4,810	4,052
2.875%, 08/15/2030	2,680	2,269
Berry Global (Escrow Security)
5.625%, 07/15/2027 (A)	1,825	1,799
Big River Steel LLC
6.625%, 01/31/2029 (A)	477	480
Carpenter Technology
7.625%, 03/15/2030	103	106
6.375%, 07/15/2028	281	280
CF Industries
5.150%, 03/15/2034	2,520	2,439
Chemours
5.750%, 11/15/2028 (A)	2,662	2,335

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 11/15/2029 (A)	$1,866	$1,534
Cleveland-Cliffs
6.750%, 04/15/2030 (A)	1,505	1,494
4.625%, 03/01/2029 (A)	460	422
Compass Minerals International
6.750%, 12/01/2027 (A)	4,143	4,041
Cornerstone Chemical
10.250%, 09/01/2027 (A)(B)(C)	567	567
Cornerstone Chemical Co
15.000%, 12/06/2028 (A)(C)	4,945	4,945
CVR Partners
6.125%, 06/15/2028 (A)	1,771	1,675
Domtar
6.750%, 10/01/2028 (A)	5,220	4,822
Element Solutions
3.875%, 09/01/2028 (A)	3,618	3,279
ERO Copper
6.500%, 02/15/2030 (A)	3,005	2,832
First Quantum Minerals
9.375%, 03/01/2029 (A)	1,852	1,919
8.625%, 06/01/2031 (A)	3,571	3,411
7.500%, 04/01/2025 (A)	1,987	1,987
6.875%, 10/15/2027 (A)	2,769	2,633
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	1,395	1,335
Freeport-McMoRan
5.450%, 03/15/2043	400	372
5.400%, 11/14/2034	781	760
4.625%, 08/01/2030	979	933
INEOS Finance
7.500%, 04/15/2029 (A)	448	445
6.750%, 05/15/2028 (A)	200	195
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	247	260
Innophos Holdings
9.375%, 02/15/2028 (A)	4,020	3,357
Iris Holdings
8.750%cash/0% PIK, 02/15/2026 (A)	285	244
LSB Industries
6.250%, 10/15/2028 (A)	1,325	1,256
Mativ Holdings
6.875%, 10/01/2026 (A)	1,292	1,252
Methanex
5.250%, 12/15/2029	1,755	1,669
5.125%, 10/15/2027	2,222	2,135
Mineral Resources MTN
8.500%, 05/01/2030 (A)	1,650	1,695
Mountain Province Diamonds, Inc.
9.000%, 12/15/2025 (A)(C)	2,609	2,544
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2021 (A)(B)(C)(D)	2,835	297

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NMG Holding
7.125%, 04/01/2026 (A)	$1,085	$1,064
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(E)	3,290	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	1,512	1,517
8.500%, 11/15/2028 (A)	189	200
5.250%, 06/01/2027 (A)	765	708
5.000%, 05/01/2025 (A)	1,451	1,417
4.250%, 05/15/2029 (A)	385	318
Novelis
4.750%, 01/30/2030 (A)	475	434
3.875%, 08/15/2031 (A)	475	402
3.250%, 11/15/2026 (A)	874	810
OI European Group BV
4.750%, 02/15/2030 (A)	2,804	2,581
Olympus Water US Holding
9.750%, 11/15/2028 (A)	2,109	2,241
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	571	570
Pactiv Evergreen Group Issuer
4.000%, 10/15/2027 (A)	1,617	1,506
Polar US Borrower LLC
6.750%, 05/15/2026 (A)	1,850	426
Rain Carbon
12.250%, 09/01/2029 (A)	1,890	1,890
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	49	48
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	3,478	3,162
4.875%, 05/01/2028 (A)	341	312
Scotts Miracle-Gro
5.250%, 12/15/2026	121	118
4.500%, 10/15/2029	684	607
4.375%, 02/01/2032	366	306
4.000%, 04/01/2031	461	391
Sealed Air
7.250%, 02/15/2031 (A)	2,509	2,590
6.125%, 02/01/2028 (A)	3,525	3,514
Tacora Resources Inc
13.000%cash/0% PIK, 11/03/2023 (A)(B)(C)	200	200
8.250%, 05/15/2026 (A)(B)	1,320	647
Taseko Mines
7.000%, 02/15/2026 (A)	2,299	2,264
TriMas
4.125%, 04/15/2029 (A)	522	476
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	182	148
5.125%, 04/01/2029 (A)	414	157
Tronox
4.625%, 03/15/2029 (A)	7,684	6,801

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WR Grace Holdings LLC
5.625%, 08/15/2029 (A)	$6,299	$5,524
4.875%, 06/15/2027 (A)	390	370

		128,890

Real Estate — 1.7%
Diversified Healthcare Trust
4.750%, 02/15/2028	1,240	987
4.375%, 03/01/2031	4,090	3,107
Iron Mountain
7.000%, 02/15/2029 (A)	1,795	1,822
5.250%, 03/15/2028 (A)	281	271
5.250%, 07/15/2030 (A)	1,140	1,067
5.000%, 07/15/2028 (A)	395	374
4.875%, 09/15/2027 (A)	410	393
4.875%, 09/15/2029 (A)	3,400	3,162
Outfront Media Capital LLC
7.375%, 02/15/2031 (A)	2,689	2,806
4.625%, 03/15/2030 (A)	245	218
Park Intermediate Holdings LLC
4.875%, 05/15/2029 (A)	2,035	1,869
Realogy Group LLC
5.250%, 04/15/2030 (A)	615	431
RHP Hotel Properties
7.250%, 07/15/2028 (A)	113	116
4.750%, 10/15/2027	977	933
4.500%, 02/15/2029 (A)	607	564
Service Properties Trust
8.625%, 11/15/2031 (A)	1,285	1,357
5.500%, 12/15/2027	950	894
4.950%, 02/15/2027	2,978	2,734
4.375%, 02/15/2030	1,830	1,411
3.950%, 01/15/2028	140	119
Uniti Group
10.500%, 02/15/2028 (A)	905	937
6.000%, 01/15/2030 (A)	1,322	965
VICI Properties
5.750%, 02/01/2027 (A)	357	355
5.625%, 05/01/2024 (A)	315	315
4.750%, 02/15/2028	1,500	1,453
4.625%, 06/15/2025 (A)	411	404
4.625%, 12/01/2029 (A)	655	610
4.500%, 09/01/2026 (A)	225	217
4.500%, 01/15/2028 (A)	175	166
4.250%, 12/01/2026 (A)	687	657
4.125%, 08/15/2030 (A)	1,086	974
3.875%, 02/15/2029 (A)	396	361
3.750%, 02/15/2027 (A)	902	849
3.500%, 02/15/2025 (A)	22	21

		32,919

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 2.3%
AmeriGas Partners
9.375%, 06/01/2028 (A)	$210	$213
5.875%, 08/20/2026	240	233
5.500%, 05/20/2025	215	211
Calpine
5.000%, 02/01/2031 (A)	275	246
4.625%, 02/01/2029 (A)	1,435	1,321
4.500%, 02/15/2028 (A)	4,815	4,535
FirstEnergy
4.150%, 07/15/2027	2,108	2,002
NextEra Energy Operating Partners
7.250%, 01/15/2029 (A)	2,124	2,159
4.250%, 07/15/2024 (A)	3,892	3,841
NRG Energy
10.250%, H15T5Y + 5.920%(A)(F)(G)	2,958	3,138
7.000%, 03/15/2033 (A)	413	430
6.625%, 01/15/2027	1,000	1,000
5.250%, 06/15/2029 (A)	615	583
3.875%, 02/15/2032 (A)	56	47
3.625%, 02/15/2031 (A)	3,581	3,011
3.375%, 02/15/2029 (A)	515	449
Pattern Energy Operations
4.500%, 08/15/2028 (A)	2,540	2,330
PG&E
5.250%, 07/01/2030	2,559	2,405
5.000%, 07/01/2028	352	336
Pike
8.625%, 01/31/2031 (A)	103	109
5.500%, 09/01/2028 (A)	315	299
Talen Energy Supply LLC
8.625%, 06/01/2030 (A)	2,550	2,690
Vistra
8.000%, H15T5Y + 6.930%(A)(F)(G)	2,698	2,698
7.000%, H15T5Y + 5.740%(A)(F)(G)	435	421
Vistra Operations LLC
7.750%, 10/15/2031 (A)	485	502
5.625%, 02/15/2027 (A)	390	380
5.000%, 07/31/2027 (A)	4,395	4,213
4.375%, 05/01/2029 (A)	5,924	5,403
4.300%, 07/15/2029 (A)	559	521

		45,726

Total Corporate Obligations
(Cost $1,604,510) ($ Thousands)		1,471,013

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 10.1%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.329%, CME Term SOFR + 4.750%, 04/20/2028 (F)	$1,041	$1,060
Accentcare, Term Loan, 1st Lien
10.687%, 06/20/2028	741	739
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
10.326%, CME Term SOFR + 5.000%, 08/18/2028 (F)(H)	1,395	1,395
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
9.860%, CME Term SOFR + 4.250%, 05/17/2028 (F)	525	470
Adient, Term Loan B2
8.076%, 01/31/2031	330	330
Advisor Group Holdings, Term Loan, 1st Lien
0.000%, 08/17/2028 (D)(H)	1,280	1,279
Ahead DB Borrower LLC, Term B Loan, 1st Lien
9.198%, 10/18/2027	149	148
Ahead DB Holdings, LLC, 2024 Incremental Term Loan, 1st Lien
9.569%, CME Term SOFR + 4.250%, 02/01/2031 (F)	305	305
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
12.818%, CME Term SOFR + 7.320%, 10/10/2025 (F)	1,696	1,688
AlixPartners LLP, Initial Dollar Term Loan, 1st Lien
7.941%, 02/04/2028	2,193	2,193
Alvogen Pharma, Extended Term Loan, 1st Lien
12.998%, CME Term SOFR + 7.500%, 06/30/2025 (F)	2,978	2,531
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
8.432%, CME Term SOFR + 3.000%, 04/22/2026 (F)	1,283	1,047
AP Core Holdings II, LLC, Term B-1 Loan, 1st Lien
10.941%, CME Term SOFR + 5.500%, 09/01/2027 (F)	494	483
Applied Systems, Inc., Initial Term Loan (2024), 1st Lien
8.821%, CME Term SOFR + 3.500%, 02/24/2031 (F)(H)	2,615	2,624
Arches Buyer Inc., Refinancing Term Loan, 1st Lien
8.676%, CME Term SOFR + 3.250%, 12/06/2027 (F)(H)	1,398	1,337

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Avaya Inc., Initial Term Loan, 1st Lien
6.826%, CME Term SOFR + 1.500%, 08/01/2028 (F)(H)	$6,269	$5,541
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
8.676%, CME Term SOFR + 3.000%, 03/03/2025 (F)(H)	1,083	1,066
AVSC Holding Corp., 2020 B-2 Term Loan, 1st Lien
9.926%, CME Term SOFR + 4.500%, 10/15/2026 (F)	157	154
Blackhawk Network, Temr Loan, 2nd Lien
12.418%, 06/15/2026	2,412	2,370
Byju's, Term Loan, 1st Lien
15.500%, LIBOR + 8.000%, 11/24/2026 (B)(F)	3,675	733
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 1st Lien
8.040%, CME Term SOFR + 2.750%, 02/06/2031 (F)	4,910	4,900
Carestream Health, Inc., Term Loan, 1st Lien
12.948%, CME Term SOFR + 7.500%, 09/30/2027 (F)	3,250	2,693
Castle US Holding Corp., Incremental Term B Loan, 1st Lien
9.599%, CME Term SOFR + 4.000%, 01/29/2027 (F)(H)	1,572	1,089
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
9.193%, CME Term SOFR + 3.750%, 01/29/2027 (F)	1,480	1,030
Claire's Stores, Inc., Initial Term Loan, 1st Lien
11.926%, CME Term SOFR + 6.500%, 12/18/2026 (F)	1,970	1,864
Clear Channel Outdoor Holdings, Inc., Term B Loan, 1st Lien
9.074%, CME Term SOFR + 3.500%, 08/21/2026 (F)	229	227
Cloud Software Group, Inc., Dollar Term B Loan, 1st Lien
9.948%, CME Term SOFR + 4.500%, 03/30/2029 (F)	1,160	1,149
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
10.610%, CME Term SOFR + 5.000%, 09/18/2026 (F)(H)	1,823	1,815
Commscope, Inc., Initial Term Loan, 1st Lien
8.691%, CME Term SOFR + 3.250%, 04/06/2026 (F)	657	592

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Consolidated Communications, Inc., Term B-1 Loan, 1st Lien
8.941%, CME Term SOFR + 3.500%, 10/02/2027 (F)	$2,121	$1,988
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
9.176%, CME Term SOFR + 3.750%, 11/23/2027 (F)	985	970
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
9.818%, CME Term SOFR + 4.500%, 01/18/2028 (F)	249	242
Curian Global Inc., 2021 Term Loan, 1st Lien
9.176%, 08/30/2026	5	5
9.163%, 08/30/2026	2,013	1,893
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
9.360%, CME Term SOFR + 3.750%, 10/04/2028 (F)	590	587
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
10.650%, CME Term SOFR + 5.000%, 08/02/2027 (F)	851	850
Dominion Diamond, Term Loan, 2nd Lien
10.000%, 06/30/2026 (C)	1,216	1,216
East Valley Tourist Development Authority , Term Loan, 1st Lien
12.941%, CME Term SOFR + 7.500%, 11/23/2026 (C)(F)	4,160	4,060
Envision Healthcare Corporation, Term Loan, 1st Lien
13.574%, 12/30/2027 (H)	1,676	1,655
Enviva, Term Loan, 1st Lien
9.853%, 06/30/2027 (H)	944	896
Epic Crude Services, LP, Term Loan, 1st Lien
10.605%, CME Term SOFR + 5.000%, 03/02/2026 (F)	1,522	1,523
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
9.941%, CME Term SOFR + 4.500%, 02/04/2027 (F)	1,537	1,538
First Student Bidco Inc., 2022 Incremental Term B Loan, 1st Lien
9.448%, CME Term SOFR + 4.000%, 07/21/2028 (F)	400	400
First Student Bidco Inc., Initial Term B Loan, 1st Lien
8.610%, CME Term SOFR + 3.000%, 07/21/2028 (F)	418	415
First Student Bidco Inc., Initial Term C Loan, 1st Lien
8.610%, CME Term SOFR + 3.000%, 07/21/2028 (F)	127	126

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Freeport LNG Investments, LLLP, Term Loan, 1st Lien
8.579%, 11/16/2026 (H)	$3,181	$3,142
Gainwell Acquisition Corp., Term B Loan, 1st Lien
9.448%, CME Term SOFR + 4.000%, 10/01/2027 (F)	1,560	1,482
GatesAir, Term Loan
14.932%, 08/01/2027 (C)	1,774	1,774
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
9.441%, CME Term SOFR + 4.000%, 12/01/2027 (F)	494	495
Genesys Cloud Services Inc., Term Loan B, 1st Lien
9.191%, 12/01/2027 (H)	1,240	1,243
GIP III Stetson I, L.P. (GIP III Stetson II, L.P.), Initial Term Loan (2023), 1st Lien
9.676%, CME Term SOFR + 4.250%, 10/31/2028 (F)	2,491	2,497
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
9.824%, CME Term SOFR + 4.250%, 03/14/2025 (F)	3,349	2,936
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
9.841%, CME Term SOFR + 4.250%, 10/02/2025 (F)	3,969	3,483
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
8.441%, CME Term SOFR + 3.000%, 08/04/2027 (F)	524	523
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
7.426%, CME Term SOFR + 2.000%, 11/15/2027 (F)	1,332	1,305
Gulf Finance, LLC, Term Loan, 1st Lien
12.186%, CME Term SOFR + 6.750%, 08/25/2026 (F)	2,087	2,082
Hercules Achievement, LLC (Varsity Brands Holding Co., Inc.), Third Amendment Extended Term Loan, 1st Lien
10.441%, CME Term SOFR + 5.000%, 12/15/2026 (F)	769	769
HIG Finance 2 Limited, 2024 Dollar Term Loan, 1st Lien
8.807%, CME Term SOFR + 3.500%, 02/15/2031 (F)	1,785	1,775
J & J Ventures Gaming, LLC, Initial Term Loan, 1st Lien
9.610%, CME Term SOFR + 4.000%, 04/26/2028 (F)	1,268	1,240

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
JC Penney, 1st Lien
5.250%, LIBOR + 4.250%, 06/21/2024 (B)(C)(F)	$3,751	$—
Journey Personal Care, 1st Lien
9.701%, LIBOR + 4.250%, 03/01/2028 (F)	2,686	2,618
Jump Financial, LLC, Term Loan, 1st Lien
10.110%, CME Term SOFR + 4.500%, 08/07/2028 (F)	3,053	3,000
LABL, Inc., Initial Dollar Term Loan, 1st Lien
10.426%, CME Term SOFR + 5.000%, 10/29/2028 (F)	1,264	1,223
Lannett Company, Inc., Term Loan
2.000%, 06/16/2030 (C)	863	863
Libbey Glass, LLC, Incremental Term Loan
11.974%, 11/22/2027	2,653	2,502
Life Time, Inc., New 2023 Refinancing Term Loan, 1st Lien
9.824%, CME Term SOFR + 4.250%, 01/15/2026 (F)	685	688
LifeScan Global Corporation, Initial Term Loan, 1st Lien
11.975%, CME Term SOFR + 6.500%, 12/31/2026 (F)	12,228	7,459
Lightstone Holdco LLC, Extended Term B Loan, 1st Lien
11.063%, CME Term SOFR + 5.750%, 01/29/2027 (F)	1,982	1,896
Lightstone Holdco LLC, Extended Term C Loan, 1st Lien
11.063%, CME Term SOFR + 5.750%, 01/29/2027 (F)	112	107
Madison IAQ LLC, Initial Term Loan, 1st Lien
8.685%, CME Term SOFR + 3.250%, 06/21/2028 (F)	433	431
Magenta Buyer LLC, Initial Term Loan, 1st Lien
10.574%, CME Term SOFR + 5.000%, 07/27/2028 (F)(H)	8,454	5,033
Magnite Inc., Term Loan B, 1st Lien
9.822%, 02/06/2031 (F)	1,942	1,937
Magnite Inc., Term Loan, 1st Lien
9.791%, 02/06/2031	366	365
9.596%, 02/06/2031	366	366
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
11.074%, CME Term SOFR + 5.750%, 08/18/2028 (F)	684	460
10.335%, CME Term SOFR + 4.750%, 08/18/2028 (E)(F)	7,656	5,160

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
8.441%, CME Term SOFR + 3.000%, 10/23/2028 (F)(H)	$1,086	$1,086
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.770%, CME Term SOFR + 5.250%, 06/21/2027 (F)	2,402	2,472
MKS Instruments, Inc., 2023-1 Dollar Term B Loan, 1st Lien
7.824%, CME Term SOFR + 2.500%, 08/17/2029 (F)	1,343	1,340
MLN U.S. HoldCo LLC, Term B Loan, 1st Lien
9.972%, CME Term SOFR + 4.500%, 11/30/2025 (F)	1,157	114
Mountaineer Merger Corp, Term Loan, 1st Lien
12.568%, CME Term SOFR + 7.000%, 10/26/2028 (F)(H)	2,851	2,220
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.855%, CME Term SOFR + 4.250%, 09/01/2028 (F)	347	336
Naked Juice LLC, Initial Loan, 2nd Lien
11.448%, CME Term SOFR + 6.000%, 01/24/2030 (F)	2,822	2,267
NEP Group, Inc., Extended 2021 Dollar Term Loan, 1st Lien
9.470%, 10/20/2025 (H)	42	40
9.441%, CME Term SOFR + 4.000%, 08/19/2026 (F)(H)	165	160
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
8.691%, CME Term SOFR + 3.250%, 08/19/2026 (F)(H)	2,300	2,201
Neptune BidCo US Inc., Dollar Term B Loan, 1st Lien
10.423%, CME Term SOFR + 5.000%, 04/11/2029 (F)(H)	1,720	1,577
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
11.676%, CME Term SOFR + 6.250%, 11/05/2029 (F)	1,140	1,118
Nine West Holdings Inc., Term Loan
14.413%, LIBOR + 8.000%, 03/20/2024 (F)	1,593	1,354
Open Text Corporation, 2023 Replacement Term Loan, 1st Lien
8.176%, CME Term SOFR + 2.750%, 01/31/2030 (F)	1,118	1,118

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Osaic Holdings, Inc., Term B-2 Loan, 1st Lien
9.826%, CME Term SOFR + 4.500%, 08/17/2028 (F)	$690	$690
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
9.110%, CME Term SOFR + 3.500%, 11/30/2027 (F)	894	894
Parexel International Inc., Initial Term Loan, 1st Lien
8.691%, CME Term SOFR + 3.250%, 11/15/2028 (F)(H)	325	325
Park River Holdings, Inc., Initial Term Loan, 1st Lien
8.843%, LIBOR + 3.250%, 12/28/2027 (F)	226	219
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
8.860%, CME Term SOFR + 3.250%, 03/03/2028 (F)	605	578
Pluto Acquisition I, Inc., 2021 Term Loan, 1st Lien
9.650%, CME Term SOFR + 4.000%, 06/22/2026 (F)	4,004	3,303
Prairie ECI Acquiror LP, Initial Term Loan, 1st Lien
10.176%, SOFRRATE + 4.750%, 03/11/2026 (F)	913	907
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
9.906%, CME Term SOFR + 4.600%, 10/02/2028 (F)(H)	133	117
Pug LLC, Term B-2 Loan, 1st Lien
9.691%, CME Term SOFR + 4.250%, 02/12/2027 (C)(F)(H)	870	866
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.713%, CME Term SOFR + 4.250%, 02/01/2029 (F)	1,701	1,340
Radiology Partners, Inc., Term B Loan, 1st Lien
10.179%, CME Term SOFR + 4.250%, 07/09/2025 (F)(H)	2,058	1,970
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
8.941%, CME Term SOFR + 3.500%, 12/17/2027 (F)(H)	363	304
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
8.941%, CME Term SOFR + 3.500%, 12/17/2027 (F)(H)	578	484

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
10.164%, LIBOR + 4.750%, 10/15/2025 (F)	$2,137	$1,605
Serta Simmons Bedding, Initial Term Loan, 1st Lien
12.963%, CME Term SOFR + 7.500%, 06/29/2028 (F)	86	78
Shutterfly, Term Loan, 2nd Lien
10.348%cash/0% PIK, 10/01/2027	295	232
SPX Flow, Inc., Term Loan, 1st Lien
9.926%, CME Term SOFR + 4.500%, 04/05/2029 (F)	307	308
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
10.443%, Syn LIBOR + 5.000%, 04/16/2026 (F)	1,533	1,494
Star Parent, Inc., Term Loan, 1st Lien
9.348%, CME Term SOFR + 4.000%, 09/27/2030 (F)	175	173
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
8.948%, CME Term SOFR + 3.500%, 10/01/2026 (F)	2,694	2,696
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
8.820%, CME Term SOFR + 3.500%, 12/19/2030 (F)	2,660	2,663
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
9.826%, CME Term SOFR + 4.500%, 05/17/2030 (F)	655	657
Talen Energy Supply, LLC, Initial Term C Loan, 1st Lien
9.826%, CME Term SOFR + 4.500%, 05/17/2030 (F)	309	310
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.563%, CME Term SOFR + 5.250%, 03/02/2027 (F)(H)	9,156	7,998
Tortoiseecofin, Term Loan, 1st Lien
8.941%, 10/27/2028	361	357
Traverse Midstream Partners LLC, Advance, 1st Lien
8.817%, CME Term SOFR + 3.500%, 02/16/2028 (F)	1,540	1,540
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.860%, CME Term SOFR + 3.250%, 03/31/2028 (F)	373	366
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
10.447%, 06/20/2028	607	524

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
UKG Inc., 2021 Incremental Term Loan, 2nd Lien
10.680%, CME Term SOFR + 5.250%, 05/03/2027 (F)(H)	$1,280	$1,291
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
8.814%, CME Term SOFR + 3.500%, 02/10/2031 (F)(H)	2,765	2,766
Venator, Term Loan, 1st Lien
15.426%, 10/12/2028	319	316
11.000%, 01/16/2026	111	105
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
9.585%, CME Term SOFR + 4.000%, 08/20/2025 (F)(H)	2,380	2,059
Vestis, Term Loan, 1st Lien
0.000%, 02/22/2031 (D)(H)	2,760	2,757
Victoria's Secret & Co., Initial Term Loan, 1st Lien
8.888%, CME Term SOFR + 3.250%, 08/02/2028 (F)	310	309
Vida Capital Inc., Initial Term Loan
11.441%, CME Term SOFR + 6.000%, 10/01/2026 (F)	6,821	5,798
Wargam, Term Loan, 1st Lien
14.676%, 06/30/2028	2,424	2,472
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
11.336%, CME Term SOFR + 5.750%, 06/22/2026 (F)	921	921
Wellful Inc., Initial Term Loan, 1st Lien
11.691%, CME Term SOFR + 6.250%, 04/21/2027 (F)	3,916	3,407
WestJet Loyalty LP, Initial Term Loan, 1st Lien
9.068%, CME Term SOFR + 3.750%, 02/14/2031 (F)	3,150	3,122
White Cap Supply Holdings, LLC, Initial Closing Date Term Loan, 1st Lien
9.076%, CME Term SOFR + 3.750%, 10/19/2027 (F)	772	773
Xplornet Communications Inc., Refinancing Term Loan, 1st Lien
9.610%, CME Term SOFR + 4.000%, 10/02/2028 (F)	5,496	2,495

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1st Lien
8.067%, CME Term SOFR + 2.750%, 09/28/2029 (F)	$1,500	$1,498

Total Loan Participations
(Cost $213,069) ($ Thousands)		200,560

ASSET-BACKED SECURITIES — 7.6%
Other Asset-Backed Securities — 7.6%

Ares XXXIV CLO, Ser 2020-2A, Cl FR
14.178%, TSFR3M + 8.862%, 04/17/2033 (A)(C)(F)	2,304	1,993
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(C)(D)(F)	4,614	–
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(C)(D)(F)	4,378	1,160
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(C)(D)(F)	6,380	4,109
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(C)(D)(F)	10,431	5,007
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(C)(D)(F)	8,633	2,970
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (C)(D)	6,147	3,866
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(C)(D)(F)	3,572	1,822
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 07/15/2034 (C)(D)	8,543	4,797
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(C)(D)(F)	2,640	198
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(C)(I)	7	2,568
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(C)(I)	3,363	1,241
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (C)(D)	10,301	3,750
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(C)(D)(F)	9,535	4,278
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (C)(D)(F)	9,035	35
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (A)(C)(D)	9,000	2,065
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(C)(D)(F)	10,939	6,686

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(C)(D)(F)	$10,091	$2,321
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(C)(D)(F)	6,857	3,117
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(C)(D)(F)	6,048	3,914
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(C)(D)(F)	3,469	2,789
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (C)(D)	4,843	3,359
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(C)(D)(F)	3,653	712
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(C)(D)(F)	5,673	908
First Eagle Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(C)(D)(F)	21,812	4,908
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(C)(D)(F)	6,015	2,782
Great Lakes CLO, Ser 2017-1A, Cl ER
13.156%, TSFR3M + 7.762%, 10/15/2029 (A)(C)(F)	3,376	3,230
Great Lakes CLO, Ser 2018-1A, Cl ER
12.936%, TSFR3M + 7.622%, 01/16/2030 (A)(C)(F)	4,328	4,101
Great Lakes CLO, Ser 2018-1A, Cl FR
15.576%, TSFR3M + 10.262%, 01/16/2030 (A)(C)(F)	1,595	1,381
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2033 (A)(C)(D)(F)	1,149	788
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
12.630%, TSFR3M + 7.332%, 04/18/2030 (A)(C)(F)	2,886	2,652
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(C)(D)(F)	2,164	1,599
LCM Ltd
0.000%, 01/20/2032 (C)(D)	1,998	1,105
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(C)(D)(F)	4,865	681
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
11.436%, TSFR3M + 6.112%, 01/25/2030 (A)(C)(F)	3,201	2,751
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(C)(D)(F)	5,235	1,518

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(C)(D)(F)	$1,780	$1,121
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(C)(F)	23	15
Neuberger Berman Loan Advisers CLO 39
0.000%, 10/20/2032 (C)(D)	5,795	3,431
Neuberger Berman Loan Advisers CLO 41
0.000%, 10/20/2032 (C)(D)	3,394	2,146
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(C)(D)(F)	9,028	2,545
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
12.959%, TSFR3M + 7.642%, 04/20/2030 (A)(C)(F)	4,200	3,688
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(C)(D)(F)	3,012	1,342
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(C)(D)(F)	1,876	1,433
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (C)(D)	7,945	5,085
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (C)(D)(F)	13,119	8,106
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(C)(D)(F)	7,377	3,615
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(C)(D)(F)	5,509	2,156
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(C)(D)(F)	5,959	3,516
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (C)(D)	8,523	4,432
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(C)(D)(F)	15,819	3,797
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(C)(D)(F)	2,950	324
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(C)(D)(F)	2,865	172
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(C)(D)(F)	5,750	805
VOYA CLO, Ser 2020-2A
0.000%, 07/20/2031 (C)(D)	6,281	4,849
Wind River
0.000%, (C)(D)	11,611	7,100

Total Asset-Backed Securities
(Cost $57,093) ($ Thousands)		150,839

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 1.5%
21st Century Oncology *(C)	22,017	$371
Air Methods *	11,898	656
Aquity Holdings Inc *(C)	89,545	26
Arctic Canadian Diamond Co. *(C)	1,633	406
Avaya Inc. *	205,996	1,249
Burgundy Diamond Mines *	3,227,052	399
Carestream Health Holdings Inc *(C)	123,791	2,111
CHC Group LLC *	1,444	1
Chesapeake Energy Corp	5,208	431
Clear Channel Outdoor Holdings Inc, Cl A *	66,059	114
Copper Property CTL Pass Through Trust	184,226	1,870
Cornerstone Chemical Co *(C)	269,066	5,065
Envision Healthcare *	258,960	2,499
Frontier Communications Parent Inc *	14,928	354
Guitar Center *(C)(E)	24,502	3,465
Gulfport Energy Corp *	2,778	394
Gymboree Corp *(C)(E)	18,542	—
Gymboree Holding Corp *(C)(E)	52,848	—
iHeartMedia Inc, Cl A *	14,876	41
Intelsat Emergene SA *(C)	65,731	1,840
Lannett *(C)	142,313	293
Lumileds Common Bright Bidco *	8,903	3
Mallinckrodt PLC *(C)	7,431	285
Medical Card Systems *(C)	395,653	124
Monitronics International *(C)	9,156	147
MYT Holding LLC *(C)	461,765	115
Neiman Marcus Group *(C)(E)	1,051	110
Neiman Marcus Group *(C)	9,899	1,039
Nine West *(C)	163,718	205
Parker Drilling Co *(C)(E)	138,594	1,802
Parker Drilling Co *(C)(E)	5,140	46
SandRidge Energy Inc	232	3
Serta Simmons Bedding LLC *	20,716	129
SSB Equipment Company *	20,716	—
Tacora *	80,512	81
Venator Materials *	696	665
VICI Properties Inc, Cl A ‡	48,089	1,439
Windstream Services *	97,197	923

Total Common Stock
(Cost $38,655) ($ Thousands)		28,701

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.7%
Authentic Brands
5.000%, 09/01/2029(C)	$421	421
DISH Network
2.375%, 03/15/2024	3,502	3,445
0.000%, 12/15/2025(I)	2,122	1,538
3.375%, 08/15/2026	804	475
JetBlue Airways
0.500%, 04/01/2026	1,275	1,077

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Liberty Interactive LLC
4.000%, 11/15/2029	$203	$85
3.750%, 02/15/2030	5,247	2,164
Multiplan
6.000%, 10/15/2027(A)	850	595
North Sea Natural Resources
0.000%, 01/23/2028(C)(D)	889	170
0.000%, 01/23/2028(C)(D)	118	23
0.000%, 01/23/2028(C)(D)	61	11
Silver Airways LLC
15.000%, 12/31/2027(C)	5,835	3,856
15.000%cash/0% PIK, 12/31/2027(C)	775	775

Total Convertible Bonds
(Cost $18,162) ($ Thousands)		14,635

	Shares
PREFERRED STOCK — 0.7%
Claire's Stores Inc, 0.000% *(C)(D)(G)	1,592	1,603
FHLMC, 5.919% (F)(G)	29,819	151
FNMA, 0.000% *(D)(F)(G)	43,993	238
Foresight, 0.000% *(C)(D)(G)	60,593	909
Guitar Center Inc, 0.000% *(C)(D)(E)(G)	782	75
Gulfport Energy Corp, 10.000%cash/0% PIK, 10.000% (C)(G)	43	436
MPLX, 9.538% (C)(G)(J)	41,696	1,560
MYT Holding LLC, 10.000% (G)	516,164	322
Osaic Financial Services, 6.500%	102,399	1,956
Qurate Retail Inc, 8.000% (G)	21,249	1,082
Syniverse, 0.000% *(C)(D)(G)	5,154,427	4,938
Tortoise Investment, 0.000% **(D)	114,191	90

Total Preferred Stock
(Cost $13,231) ($ Thousands)		13,360

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS — 0.0%
Air Methods
Strike Price $– *‡‡	21,323	$285
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	5,960	324
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(C)(E)	6,486	157
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	526	13
Intelsat
Strike Price $– *‡‡(C)	6	–
Neiman Marcus Group, Expires 09/24/2027
Strike Price $213.16 *(C)	6,679	92
Silver Airways
Strike Price $– *‡‡(C)	2	–
Tacora Resources Inc
Strike Price $– *‡‡(C)	5,372,127	–

Total Warrants
(Cost $865) ($ Thousands)		871

	Shares
CASH EQUIVALENT — 5.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	102,282,316	102,282
Total Cash Equivalent
(Cost $102,282) ($ Thousands)		102,282
Total Investments in Securities — 99.9%
(Cost $2,047,867) ($ Thousands)		$1,982,261

A list of the open forward foreign currency contracts held by the Fund at February 29, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/14/24	AUD	1,067	USD	716	$21

Percentages are based on Net Assets of $1,984,344 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2024, the value of these securities amounted to $1,336,240 ($ Thousands), representing 67.3% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.
(E)

Security considered restricted, excluding 144A. The total market value of such securities as of February 29, 2024 was $11,288 ($ Thousands) and represented 0.6% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(F)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

High Yield Bond Fund (Concluded)

(G)	Perpetual security with no stated maturity date.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Zero coupon security.
(J)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$21,063	$609,517	$(528,298)	$—	$—	$102,282	$1,758	$—

A list of the restricted securities, excluding 144A, held by the Fund at February 29, 2024, is as follows:

Description	Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Aventine (Escrow Security)	$2,600	4/21/2010	$–	$–
Northwest Acquisitions ULC	3,290	8/17/2021	2,312	–
Six Flags Theme Parks	136	7/22/2019	137	136
Loan Participations
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	7,656	5/29/2020	6,355	5,160
Common Stock
Guitar Center	24,502	1/8/2021	$3,105	$3,465
Gymboree Corp	18,542	10/1/2018	232	–
Gymboree Holding Corp	52,848	9/14/2018	958	–
Neiman Marcus Group	1,051	8/11/2020	–	110
Parker Drilling Co	138,594	4/16/2020	1,740	1,802
Parker Drilling Co	5,140	6/17/2020	78	46
Preferred Stock
Guitar Center Inc	782	1/8/2021	74	75
WarrantS
Guitar Center Tranche I	5,960	1/8/2021	327	324
Guitar Center Tranche II	6,486	1/8/2021	233	157
Guitar Center Tranche III	526	1/8/2021	19	13
			$15,570	$11,288

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 61.3%
Communication Services — 7.8%
America Movil
6.125%, 03/30/2040	$340	$357
AT&T
4.500%, 05/15/2035	1,940	1,786
3.800%, 12/01/2057	4,935	3,473
3.650%, 06/01/2051	290	208
3.650%, 09/15/2059	1,966	1,330
3.550%, 09/15/2055	990	675
3.500%, 06/01/2041	55	42
3.500%, 09/15/2053	2,081	1,430
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	1,973	1,802
6.384%, 10/23/2035	1,000	968
5.750%, 04/01/2048	831	692
5.500%, 04/01/2063	80	62
5.375%, 05/01/2047	1,979	1,563
4.800%, 03/01/2050	255	185
3.900%, 06/01/2052	430	270
3.850%, 04/01/2061	630	366
3.700%, 04/01/2051	160	97
3.500%, 06/01/2041	145	96
Comcast
5.500%, 05/15/2064	65	64
4.049%, 11/01/2052	425	335
3.969%, 11/01/2047	2,028	1,606
3.900%, 03/01/2038	820	703
3.750%, 04/01/2040	205	168
2.987%, 11/01/2063	1,068	642
2.937%, 11/01/2056	3,578	2,202
2.887%, 11/01/2051	786	498
COX Communications
4.500%, 06/30/2043 (A)	382	312
Discovery Communications LLC
5.200%, 09/20/2047	549	447
4.650%, 05/15/2050	195	148
4.000%, 09/15/2055	910	602
Fox
5.576%, 01/25/2049	270	247
Meta Platforms
5.750%, 05/15/2063	90	94
5.600%, 05/15/2053	1,470	1,522
4.450%, 08/15/2052	605	529
Paramount Global
5.850%, 09/01/2043	395	319
4.950%, 05/19/2050	108	77
4.850%, 12/15/2034	765	608
Rogers Communications
5.000%, 03/15/2044	442	400
4.550%, 03/15/2052	402	332

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 03/15/2043	$257	$217
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	950	728
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	295	222
Time Warner Cable LLC
7.300%, 07/01/2038	295	294
6.750%, 06/15/2039	295	278
6.550%, 05/01/2037	675	636
5.875%, 11/15/2040	320	276
5.500%, 09/01/2041	760	627
4.500%, 09/15/2042	530	388
T-Mobile USA
6.000%, 06/15/2054	135	141
5.750%, 01/15/2054	587	594
5.650%, 01/15/2053	506	503
5.500%, 01/15/2055	419	408
4.375%, 04/15/2040	100	88
3.600%, 11/15/2060	455	315
3.400%, 10/15/2052	705	490
3.000%, 02/15/2041	775	560
TWDC Enterprises 18 MTN
3.700%, 12/01/2042	650	527
Verizon Communications
4.500%, 08/10/2033	2,785	2,628
3.700%, 03/22/2061	508	359
3.550%, 03/22/2051	1,043	757
3.400%, 03/22/2041	2,695	2,065
2.987%, 10/30/2056	1,690	1,050
2.650%, 11/20/2040	165	114
Vodafone Group PLC
5.625%, 02/10/2053	335	324
4.875%, 06/19/2049	151	131
4.375%, 02/19/2043	210	177
Walt Disney
3.600%, 01/13/2051	1,975	1,500
3.500%, 05/13/2040	390	313
2.750%, 09/01/2049	120	77
Warnermedia Holdings
5.391%, 03/15/2062	376	303
5.141%, 03/15/2052	3,723	3,025
5.050%, 03/15/2042	1,710	1,438

		48,810

Consumer Discretionary — 2.4%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	475	397
Amazon.com
4.950%, 12/05/2044	944	933
4.050%, 08/22/2047	721	618
3.950%, 04/13/2052	422	349
3.875%, 08/22/2037	295	263

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.100%, 05/12/2051	$1,275	$900
2.875%, 05/12/2041	642	482
2.700%, 06/03/2060	535	330
Aptiv PLC
5.400%, 03/15/2049	544	488
3.100%, 12/01/2051	462	290
AutoZone
6.550%, 11/01/2033	500	540
General Motors
6.600%, 04/01/2036	120	126
5.950%, 04/01/2049	410	395
5.600%, 10/15/2032	210	209
5.150%, 04/01/2038	125	116
General Motors Financial
6.100%, 01/07/2034	220	222
Home Depot
4.250%, 04/01/2046	760	649
3.900%, 06/15/2047	402	325
3.625%, 04/15/2052	70	53
3.350%, 04/15/2050	550	398
3.125%, 12/15/2049	290	202
2.375%, 03/15/2051	80	47
Lowe's
5.800%, 09/15/2062	510	509
5.750%, 07/01/2053	59	60
5.625%, 04/15/2053	715	710
4.250%, 04/01/2052	650	522
4.050%, 05/03/2047	190	150
3.700%, 04/15/2046	505	380
3.000%, 10/15/2050	885	571
Massachusetts Institute of Technology
5.600%, 07/01/2111	310	334
McDonald's MTN
4.600%, 05/26/2045	430	382
4.450%, 03/01/2047	1,015	872
3.625%, 09/01/2049	395	296
Newell Brands
6.500%, 04/01/2046	200	160
Starbucks
4.450%, 08/15/2049	375	321
3.350%, 03/12/2050	615	435
University of Southern California
5.250%, 10/01/2111	735	725
3.028%, 10/01/2039	225	182

		14,941

Consumer Staples — 3.5%
Altria Group
4.000%, 02/04/2061	330	237
3.875%, 09/16/2046	830	611
3.700%, 02/04/2051	165	112

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	$2,699	$2,495
4.700%, 02/01/2036	4,145	3,967
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,166	1,195
4.600%, 04/15/2048	41	37
4.439%, 10/06/2048	837	733
4.375%, 04/15/2038	330	302
4.350%, 06/01/2040	551	493
Bacardi
5.300%, 05/15/2048 (A)	185	172
BAT Capital
7.079%, 08/02/2043	155	161
5.650%, 03/16/2052	155	136
5.282%, 04/02/2050	90	75
4.758%, 09/06/2049	385	298
4.540%, 08/15/2047	1,650	1,238
4.390%, 08/15/2037	1,295	1,062
3.734%, 09/25/2040	605	440
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	205	205
6.500%, 11/21/2033 (A)	250	250
Baylor Scott & White Holdings
2.839%, 11/15/2050	30	20
City of Hope
4.378%, 08/15/2048	650	545
CSL Finance PLC
4.750%, 04/27/2052 (A)	420	380
Dollar General
5.500%, 11/01/2052	135	127
Dollar Tree
3.375%, 12/01/2051	265	174
JBS USA LUX
7.250%, 11/15/2053 (A)	695	728
6.500%, 12/01/2052	1,275	1,226
4.375%, 02/02/2052	900	648
Kenvue
5.100%, 03/22/2043	25	24
5.050%, 03/22/2053	119	115
Keurig Dr Pepper
4.500%, 04/15/2052	275	234
Kraft Heinz Foods
5.200%, 07/15/2045	65	60
4.875%, 10/01/2049	169	151
4.375%, 06/01/2046	95	79
Kroger
4.450%, 02/01/2047	925	782
Nestle Holdings
3.900%, 09/24/2038 (A)	295	259
New York and Presbyterian Hospital
2.256%, 08/01/2040	395	266

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Philip Morris International
4.500%, 03/20/2042	$580	$501
3.875%, 08/21/2042	595	470
Reynolds American
5.850%, 08/15/2045	300	273
Stanford Health Care
3.027%, 08/15/2051	380	258
Target
2.950%, 01/15/2052	95	63
Walmart
4.500%, 04/15/2053	230	209
2.650%, 09/22/2051	200	130
2.500%, 09/22/2041	155	110

		22,051

Energy — 5.7%
Apache
5.350%, 07/01/2049	190	154
BP Capital Markets America
3.379%, 02/08/2061	555	374
3.060%, 06/17/2041	655	487
2.939%, 06/04/2051	165	108
2.772%, 11/10/2050	800	509
Canadian Natural Resources MTN
4.950%, 06/01/2047	350	305
Chevron
3.078%, 05/11/2050	289	204
Columbia Pipeline Group
5.800%, 06/01/2045	185	179
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	405	431
ConocoPhillips
4.300%, 11/15/2044	625	538
4.025%, 03/15/2062	778	605
Enbridge
6.700%, 11/15/2053	910	1,017
Energy Transfer
6.500%, 02/01/2042	45	47
6.125%, 12/15/2045	838	833
5.950%, 10/01/2043	1,025	997
5.950%, 05/15/2054	390	381
5.800%, 06/15/2038	40	39
5.400%, 10/01/2047	1,475	1,338
5.350%, 05/15/2045	245	223
5.300%, 04/15/2047	450	403
5.150%, 02/01/2043	80	70
5.150%, 03/15/2045	100	89
4.900%, 03/15/2035	1,000	932
Enterprise Products Operating LLC
6.125%, 10/15/2039	270	285
5.700%, 02/15/2042	540	546
4.950%, 10/15/2054	495	451

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.900%, 05/15/2046	$790	$721
4.850%, 03/15/2044	985	904
3.700%, 01/31/2051	100	75
3.200%, 02/15/2052	295	202
EOG Resources
4.950%, 04/15/2050	234	218
Equinor
3.625%, 04/06/2040	1,000	825
Exxon Mobil
4.227%, 03/19/2040	145	130
3.452%, 04/15/2051	2,288	1,693
3.095%, 08/16/2049	130	91
Hess
6.000%, 01/15/2040	55	58
5.800%, 04/01/2047	115	117
5.600%, 02/15/2041	430	433
Kinder Morgan
5.550%, 06/01/2045	55	51
5.450%, 08/01/2052	830	764
5.300%, 12/01/2034	1,440	1,404
5.200%, 03/01/2048	95	84
5.050%, 02/15/2046	210	183
3.600%, 02/15/2051	55	38
3.250%, 08/01/2050	230	149
Kinder Morgan Energy Partners
6.375%, 03/01/2041	636	647
5.500%, 03/01/2044	135	125
5.000%, 08/15/2042	700	609
Marathon Petroleum
6.500%, 03/01/2041	193	205
4.750%, 09/15/2044	50	44
MPLX
5.500%, 02/15/2049	610	571
4.950%, 03/14/2052	95	82
4.500%, 04/15/2038	615	535
Northern Natural Gas
4.300%, 01/15/2049 (A)	260	214
Occidental Petroleum
7.950%, 06/15/2039	20	23
6.600%, 03/15/2046	20	21
6.200%, 03/15/2040	145	147
4.400%, 04/15/2046	80	64
4.300%, 08/15/2039	436	352
0.000%, 10/10/2036 (B)	1,960	1,034
Petroleos Mexicanos
6.350%, 02/12/2048	745	456
Phillips 66
4.900%, 10/01/2046	509	455
4.875%, 11/15/2044	605	553
4.650%, 11/15/2034	250	235
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	470	396

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	$935	$921
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	405	345
4.682%, 05/01/2038 (A)	270	244
Shell International Finance BV
6.375%, 12/15/2038	877	978
5.500%, 03/25/2040	435	448
4.375%, 05/11/2045	1,315	1,149
3.750%, 09/12/2046	254	200
3.250%, 04/06/2050	10	7
Suncor Energy
6.800%, 05/15/2038	500	534
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	440	354
TotalEnergies Capital International
3.127%, 05/29/2050	1,185	826
TransCanada PipeLines
7.250%, 08/15/2038	880	985
4.875%, 05/15/2048	195	170
4.750%, 05/15/2038	235	212
Transcontinental Gas Pipe Line LLC
5.400%, 08/15/2041	700	682
4.600%, 03/15/2048	536	470
4.450%, 08/01/2042	435	377
Williams
5.750%, 06/24/2044	9	9
5.300%, 08/15/2052	205	192
3.500%, 10/15/2051	403	280

		35,836

Financials — 11.3%
Allstate
4.500%, 06/15/2043	50	44
American International Group
4.800%, 07/10/2045	50	46
Aon
3.900%, 02/28/2052	944	715
Arthur J Gallagher
6.750%, 02/15/2054	360	406
5.750%, 03/02/2053	485	478
Athene Holding
3.450%, 05/15/2052	500	328
Banco Santander
6.938%, 11/07/2033	390	425
Bank of America
6.110%, 01/29/2037	560	587
6.000%, 10/15/2036	1,730	1,805
5.468%, SOFRRATE + 1.650%, 01/23/2035 (C)	775	773
3.483%, SOFRRATE + 1.650%, 03/13/2052 (C)	308	226

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.311%, SOFRRATE + 1.580%, 04/22/2042 (C)	$765	$580
2.651%, SOFRRATE + 1.220%, 03/11/2032 (C)	710	594
2.572%, SOFRRATE + 1.210%, 10/20/2032 (C)	315	258
2.299%, SOFRRATE + 1.220%, 07/21/2032 (C)	2,219	1,796
Bank of America MTN
5.875%, 02/07/2042	1,101	1,160
4.083%, TSFR3M + 3.412%, 03/20/2051 (C)	770	622
4.078%, TSFR3M + 1.582%, 04/23/2040 (C)	1,000	855
2.676%, SOFRRATE + 1.930%, 06/19/2041 (C)	994	692
2.496%, TSFR3M + 1.252%, 02/13/2031 (C)	935	797
Bank of New York Mellon
4.706%, SOFRRATE + 1.512%, 02/01/2034 (C)	270	259
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (C)	185	192
Berkshire Hathaway
4.500%, 02/11/2043	218	206
Berkshire Hathaway Finance
3.850%, 03/15/2052	637	505
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	461	474
Brookfield Finance
5.968%, 03/04/2054	179	180
Brown & Brown
4.950%, 03/17/2052	405	350
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	386	367
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (C)	215	218
Chubb INA Holdings
6.700%, 05/15/2036	627	714
Citigroup
8.125%, 07/15/2039	88	112
6.174%, SOFRRATE + 2.661%, 05/25/2034 (C)	365	368
5.827%, SOFRRATE + 2.056%, 02/13/2035 (C)	470	460
4.750%, 05/18/2046	996	877
4.650%, 07/23/2048	185	164
4.281%, TSFR3M + 2.101%, 04/24/2048 (C)	813	690
3.878%, TSFR3M + 1.430%, 01/24/2039 (C)	200	168

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.785%, SOFRRATE + 1.939%, 03/17/2033 (C)	$440	$389
2.904%, SOFRRATE + 1.379%, 11/03/2042 (C)	300	213
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	215	169
Cooperatieve Rabobank UA
5.250%, 08/04/2045	95	92
Corebridge Financial
4.400%, 04/05/2052	310	249
4.350%, 04/05/2042	95	78
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	205
Farmers Exchange Capital II
6.151%, TSFR3M + 3.744%, 11/01/2053 (A)(C)	375	345
Farmers Exchange Capital III
5.454%, TSFR3M + 3.454%, 10/15/2054 (A)(C)	200	163
Farmers Insurance Exchange
4.747%, SOFRRATE + 3.231%, 11/01/2057 (A)(C)	300	221
Fidelity National Information Services
5.625%, 07/15/2052	450	447
Fiserv
4.400%, 07/01/2049	300	251
Global Payments
5.950%, 08/15/2052	205	201
Goldman Sachs Group
6.750%, 10/01/2037	870	946
6.250%, 02/01/2041	1,053	1,134
4.411%, TSFR3M + 1.692%, 04/23/2039 (C)	235	208
4.017%, TSFR3M + 1.635%, 10/31/2038 (C)	3,293	2,813
3.436%, SOFRRATE + 1.632%, 02/24/2043 (C)	300	228
3.210%, SOFRRATE + 1.513%, 04/22/2042 (C)	554	412
2.650%, SOFRRATE + 1.264%, 10/21/2032 (C)	515	425
2.383%, SOFRRATE + 1.248%, 07/21/2032 (C)	155	126
Goldman Sachs Group MTN
4.800%, 07/08/2044	50	46
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	855	735
Hartford Financial Services Group
6.625%, 03/30/2040	295	316
HSBC Bank USA
7.000%, 01/15/2039	305	349
HSBC Holdings PLC
6.800%, 06/01/2038	737	774

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, 09/15/2037	$850	$895
6.332%, SOFRRATE + 2.650%, 03/09/2044 (C)	245	258
2.804%, SOFRRATE + 1.187%, 05/24/2032 (C)	910	752
Intercontinental Exchange
4.950%, 06/15/2052	378	353
JPMorgan Chase
6.254%, SOFRRATE + 1.810%, 10/23/2034 (C)	200	212
5.600%, 07/15/2041	1,176	1,213
5.336%, SOFRRATE + 1.620%, 01/23/2035 (C)	290	288
4.260%, TSFR3M + 1.842%, 02/22/2048 (C)	580	493
4.032%, TSFR3M + 1.722%, 07/24/2048 (C)	515	419
3.897%, TSFR3M + 1.482%, 01/23/2049 (C)	1,201	959
3.882%, TSFR3M + 1.622%, 07/24/2038 (C)	435	371
3.328%, SOFRRATE + 1.580%, 04/22/2052 (C)	431	306
3.109%, SOFRRATE + 2.440%, 04/22/2051 (C)	490	336
3.109%, TSFR3M + 2.460%, 04/22/2041 (C)	440	331
2.956%, TSFR3M + 2.515%, 05/13/2031 (C)	570	495
2.545%, SOFRRATE + 1.180%, 11/08/2032 (C)	1,430	1,178
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	588	559
Liberty Mutual Group
3.951%, 10/15/2050 (A)	128	96
Marsh & McLennan
5.700%, 09/15/2053	298	308
5.450%, 03/15/2053	390	388
4.900%, 03/15/2049	115	107
4.750%, 03/15/2039	449	425
4.350%, 01/30/2047	110	93
4.200%, 03/01/2048	505	423
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (A)	236	235
3.729%, 10/15/2070 (A)	403	273
3.375%, 04/15/2050 (A)	277	190
Mastercard
3.850%, 03/26/2050	170	140
3.650%, 06/01/2049	125	100
MetLife
5.875%, 02/06/2041	180	188
5.250%, 01/15/2054	891	861
5.000%, 07/15/2052	490	457

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 11/13/2043	$375	$345
4.721%, 12/15/2044	806	720
Moody's
4.875%, 12/17/2048	560	518
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (C)	95	95
5.466%, SOFRRATE + 1.730%, 01/18/2035 (C)	380	380
5.297%, SOFRRATE + 2.620%, 04/20/2037 (C)	40	38
2.484%, SOFRRATE + 1.360%, 09/16/2036 (C)	610	478
Morgan Stanley MTN
6.375%, 07/24/2042	430	478
3.971%, TSFR3M + 1.455%, 07/22/2038 (C)	1,702	1,452
2.511%, SOFRRATE + 1.200%, 10/20/2032 (C)	435	356
2.239%, SOFRRATE + 1.178%, 07/21/2032 (C)	1,205	971
1.794%, SOFRRATE + 1.034%, 02/13/2032 (C)	345	273
Nasdaq
6.100%, 06/28/2063	130	136
5.950%, 08/15/2053	10	10
3.950%, 03/07/2052	225	171
Nationwide Mutual Insurance
4.350%, 04/30/2050 (A)	320	253
New York Life Insurance
6.750%, 11/15/2039 (A)	675	763
5.875%, 05/15/2033 (A)	452	467
4.450%, 05/15/2069 (A)	750	605
3.750%, 05/15/2050 (A)	176	134
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	602	421
PayPal Holdings
3.250%, 06/01/2050	125	87
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (C)	295	319
6.037%, SOFRINDX + 2.140%, 10/28/2033 (C)	540	554
5.676%, SOFRRATE + 1.902%, 01/22/2035 (C)	205	206
Prudential Financial
3.905%, 12/07/2047	55	43
Prudential Financial MTN
5.700%, 12/14/2036	522	538
Raymond James Financial
4.950%, 07/15/2046	305	280
3.750%, 04/01/2051	425	316

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
S&P Global
3.250%, 12/01/2049	$250	$179
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (A)	480	395
3.300%, 05/15/2050 (A)	450	315
Travelers
5.450%, 05/25/2053	305	311
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (C)	625	625
5.711%, SOFRRATE + 1.922%, 01/24/2035 (C)	725	718
5.122%, SOFRRATE + 1.852%, 01/26/2034 (C)	360	341
UBS Group
9.016%, SOFRRATE + 5.020%, 11/15/2033 (A)(C)	715	860
6.537%, SOFRRATE + 3.920%, 08/12/2033 (A)(C)	70	73
5.699%, H15T1Y + 1.770%, 02/08/2035 (A)(C)	255	252
4.988%, H15T1Y + 2.400%, 08/05/2033 (A)(C)	27	26
3.091%, SOFRRATE + 1.730%, 05/14/2032 (A)(C)	125	105
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (C)	200	203
5.836%, SOFRRATE + 2.260%, 06/12/2034 (C)	190	192
5.678%, SOFRRATE + 1.860%, 01/23/2035 (C)	305	304
4.839%, SOFRRATE + 1.600%, 02/01/2034 (C)	540	508
Visa
4.300%, 12/14/2045	430	384
4.150%, 12/14/2035	250	235
Wells Fargo
6.491%, SOFRRATE + 2.060%, 10/23/2034 (C)	360	383
5.850%, 02/01/2037	1,285	1,314
5.499%, SOFRRATE + 1.780%, 01/23/2035 (C)	500	497
5.389%, SOFRRATE + 2.020%, 04/24/2034 (C)	495	487
3.068%, SOFRRATE + 2.530%, 04/30/2041 (C)	610	450
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (C)	855	852
5.013%, TSFR3M + 4.502%, 04/04/2051 (C)	1,731	1,601

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.900%, 11/17/2045	$275	$244
4.650%, 11/04/2044	650	561
3.350%, SOFRRATE + 1.500%, 03/02/2033 (C)	1,650	1,416
Westpac Banking
3.133%, 11/18/2041	230	159
2.668%, H15T5Y + 1.750%, 11/15/2035 (C)	60	49
Willis North America
3.875%, 09/15/2049	460	341
XL Group
5.250%, 12/15/2043	587	547

		71,062

Health Care — 8.9%
Abbott Laboratories
4.900%, 11/30/2046	440	424
AbbVie
5.500%, 03/15/2064	425	430
5.400%, 03/15/2054	308	313
5.350%, 03/15/2044	155	156
4.875%, 11/14/2048	535	506
4.850%, 06/15/2044	515	487
4.700%, 05/14/2045	444	409
4.550%, 03/15/2035	895	857
4.500%, 05/14/2035	285	272
4.450%, 05/14/2046	65	58
4.400%, 11/06/2042	2,029	1,819
4.250%, 11/21/2049	1,104	947
4.050%, 11/21/2039	335	294
Advocate Health & Hospitals
4.272%, 08/15/2048	391	336
Aetna
4.125%, 11/15/2042	520	416
Alcon Finance
5.750%, 12/06/2052 (A)	290	299
3.800%, 09/23/2049 (A)	195	151
Amgen
5.750%, 03/02/2063	695	695
5.650%, 03/02/2053	1,665	1,664
5.600%, 03/02/2043	395	395
4.950%, 10/01/2041	525	489
4.875%, 03/01/2053	315	283
4.400%, 05/01/2045	1,819	1,553
4.400%, 02/22/2062	125	101
AstraZeneca PLC
6.450%, 09/15/2037	780	879
Baxter International
3.132%, 12/01/2051	315	206
BayCare Health System
3.831%, 11/15/2050	180	147

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bayer US Finance II LLC
4.400%, 07/15/2044 (A)	$1,080	$815
3.950%, 04/15/2045 (A)	200	138
Baylor Scott & White Holdings
4.185%, 11/15/2045	390	341
Becton Dickinson
3.794%, 05/20/2050	335	259
Bristol-Myers Squibb
6.400%, 11/15/2063	235	262
6.250%, 11/15/2053	145	161
5.550%, 02/22/2054	686	694
4.550%, 02/20/2048	182	160
4.250%, 10/26/2049	1,218	1,022
3.700%, 03/15/2052	270	205
3.550%, 03/15/2042	300	237
Children's Hospital Medical Center
2.820%, 11/15/2050	450	289
Cigna Group
5.600%, 02/15/2054	1,090	1,072
4.900%, 12/15/2048	385	346
4.800%, 07/15/2046	828	740
3.875%, 10/15/2047	1,045	803
Cleveland Clinic Foundation
4.858%, 01/01/2114	72	65
CommonSpirit Health
4.187%, 10/01/2049	1,081	877
CVS Health
6.000%, 06/01/2063	107	107
5.875%, 06/01/2053	545	543
5.125%, 07/20/2045	530	482
5.050%, 03/25/2048	2,065	1,842
4.780%, 03/25/2038	2,335	2,122
4.125%, 04/01/2040	595	489
2.700%, 08/21/2040	295	202
Elevance Health
6.100%, 10/15/2052	230	247
5.125%, 02/15/2053	360	340
4.650%, 01/15/2043	15	13
4.375%, 12/01/2047	1,783	1,515
3.700%, 09/15/2049	715	542
Eli Lilly
5.100%, 02/09/2064	1,003	986
5.000%, 02/09/2054	390	384
4.950%, 02/27/2063	410	395
4.875%, 02/27/2053	488	472
GE HealthCare Technologies
6.377%, 11/22/2052	315	350
Gilead Sciences
5.550%, 10/15/2053	185	188
4.600%, 09/01/2035	885	840
4.500%, 02/01/2045	335	295

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GlaxoSmithKline Capital
6.375%, 05/15/2038	$250	$280
HCA
6.100%, 04/01/2064	255	252
5.500%, 06/15/2047	145	135
5.250%, 06/15/2049	225	203
4.625%, 03/15/2052	485	397
3.500%, 07/15/2051	103	69
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	647	439
Humana
4.950%, 10/01/2044	460	415
Johnson & Johnson
3.400%, 01/15/2038	285	242
Kaiser Foundation Hospitals
4.150%, 05/01/2047	355	306
3.266%, 11/01/2049	540	397
3.002%, 06/01/2051	490	336
2.810%, 06/01/2041	624	456
Mass General Brigham
3.192%, 07/01/2049	85	60
Medtronic
4.375%, 03/15/2035	230	217
Memorial Health Services
3.447%, 11/01/2049	250	186
Merck
5.150%, 05/17/2063	230	224
5.000%, 05/17/2053	690	669
4.900%, 05/17/2044	535	514
4.150%, 05/18/2043	120	105
2.900%, 12/10/2061	365	227
2.750%, 12/10/2051	170	110
2.450%, 06/24/2050	150	92
New York and Presbyterian Hospital
4.763%, 08/01/2116	179	154
Northwell Healthcare
4.260%, 11/01/2047	245	199
Pfizer
4.000%, 12/15/2036	330	296
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	1,260	1,214
5.300%, 05/19/2053	1,789	1,750
5.110%, 05/19/2043	1,205	1,159
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	395
Regeneron Pharmaceuticals
2.800%, 09/15/2050	150	93
Revvity
3.625%, 03/15/2051	200	139

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Roche Holdings
2.607%, 12/13/2051 (A)	$502	$317
Royalty Pharma
3.300%, 09/02/2040	150	110
Stanford Health Care
3.795%, 11/15/2048	431	347
Stryker
4.100%, 04/01/2043	500	423
Takeda Pharmaceutical
3.175%, 07/09/2050	707	487
Thermo Fisher Scientific
4.100%, 08/15/2047	140	118
2.800%, 10/15/2041	295	212
UnitedHealth Group
6.875%, 02/15/2038	445	517
6.625%, 11/15/2037	555	628
6.050%, 02/15/2063	185	200
5.950%, 02/15/2041	25	26
5.875%, 02/15/2053	680	728
4.950%, 05/15/2062	115	106
4.750%, 05/15/2052	789	718
4.250%, 04/15/2047	725	616
4.200%, 01/15/2047	530	449
3.700%, 08/15/2049	365	280
3.250%, 05/15/2051	395	277
3.050%, 05/15/2041	325	242
2.900%, 05/15/2050	140	93
2.750%, 05/15/2040	100	72
Viatris
4.000%, 06/22/2050	305	208
3.850%, 06/22/2040	125	92
Wyeth LLC
6.000%, 02/15/2036	760	813
5.950%, 04/01/2037	436	466

		55,701

Industrials — 5.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.300%, 01/19/2034	260	251
3.850%, 10/29/2041	1,480	1,149
3.400%, 10/29/2033	130	108
3.300%, 01/30/2032	1,220	1,032
Air Lease
3.250%, 10/01/2029	155	138
Air Lease MTN
3.000%, 02/01/2030	180	157
BAE Systems Holdings
4.750%, 10/07/2044 (A)	563	501
BAE Systems PLC
5.800%, 10/11/2041 (A)	150	151
3.000%, 09/15/2050 (A)	525	352

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Boeing
5.930%, 05/01/2060	$475	$455
5.805%, 05/01/2050	2,779	2,678
5.705%, 05/01/2040	2,130	2,075
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	880	958
6.150%, 05/01/2037	420	459
5.750%, 05/01/2040	95	99
4.900%, 04/01/2044	130	123
4.450%, 01/15/2053	206	181
4.400%, 03/15/2042	1,610	1,433
3.300%, 09/15/2051	390	279
3.050%, 02/15/2051	95	65
2.875%, 06/15/2052	130	85
Canadian National Railway
6.200%, 06/01/2036	156	169
3.650%, 02/03/2048	425	337
Canadian Pacific Railway
6.125%, 09/15/2115	860	908
4.200%, 11/15/2069	303	237
3.100%, 12/02/2051	410	279
3.000%, 12/02/2041	90	76
Carrier Global
6.200%, 03/15/2054	95	104
3.577%, 04/05/2050	150	110
3.377%, 04/05/2040	365	282
CSX
4.750%, 05/30/2042	825	763
4.750%, 11/15/2048	202	185
4.500%, 11/15/2052	160	140
Deere
3.750%, 04/15/2050	431	354
Emerson Electric
2.800%, 12/21/2051	738	476
FedEx
5.100%, 01/15/2044	125	116
4.550%, 04/01/2046	100	85
4.400%, 01/15/2047	155	129
4.050%, 02/15/2048	285	224
3.900%, 02/01/2035	410	362
General Dynamics
4.250%, 04/01/2040	140	124
General Electric MTN
6.049%, TSFR3M + 0.742%, 08/15/2036 (C)	450	418
Honeywell International
5.350%, 03/01/2064	205	205
5.250%, 03/01/2054	2,025	2,021
Lockheed Martin
5.700%, 11/15/2054	180	190
5.200%, 02/15/2055	135	133
4.700%, 05/15/2046	581	535

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.600%, 03/01/2035	$980	$858
Norfolk Southern
5.950%, 03/15/2064	95	100
5.100%, 08/01/2118	710	617
4.800%, 08/15/2043	493	436
4.050%, 08/15/2052	504	403
3.942%, 11/01/2047	201	159
3.700%, 03/15/2053	265	197
Northrop Grumman
5.200%, 06/01/2054	545	523
5.150%, 05/01/2040	180	175
4.950%, 03/15/2053	301	278
4.750%, 06/01/2043	505	458
4.030%, 10/15/2047	270	218
3.850%, 04/15/2045	835	664
Parker-Hannifin MTN
4.450%, 11/21/2044	380	333
RTX
6.400%, 03/15/2054	645	714
5.375%, 02/27/2053	445	432
4.500%, 06/01/2042	800	699
4.350%, 04/15/2047	740	620
3.030%, 03/15/2052	785	513
2.820%, 09/01/2051	235	147
Snap-on
3.100%, 05/01/2050	391	274
Trane Technologies Global Holding
4.300%, 02/21/2048	140	120
TTX
4.600%, 02/01/2049 (A)	538	470
Union Pacific
3.839%, 03/20/2060	530	403
3.799%, 04/06/2071	652	478
3.500%, 02/14/2053	280	208
3.375%, 02/14/2042	85	67
3.250%, 02/05/2050	720	518
2.973%, 09/16/2062	308	192
Union Pacific MTN
3.550%, 08/15/2039	120	98
United Airlines Pass-Through Trust
5.800%, 01/15/2036	615	623
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	187	173
United Parcel Service
5.050%, 03/03/2053	495	481
Verisk Analytics
3.625%, 05/15/2050	580	426
Waste Management
3.900%, 03/01/2035	340	299
2.950%, 06/01/2041	260	193

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WW Grainger
4.600%, 06/15/2045	$320	$293

		35,551

Information Technology — 3.7%
Analog Devices
2.950%, 10/01/2051	295	197
2.800%, 10/01/2041	315	224
Apple
4.650%, 02/23/2046	679	642
4.375%, 05/13/2045	1,050	959
3.850%, 05/04/2043	50	43
3.750%, 09/12/2047	150	122
3.450%, 02/09/2045	615	488
2.800%, 02/08/2061	575	365
2.650%, 02/08/2051	90	58
2.375%, 02/08/2041	330	232
Applied Materials
4.350%, 04/01/2047	150	133
Broadcom
3.750%, 02/15/2051 (A)	620	464
3.500%, 02/15/2041 (A)	460	352
3.187%, 11/15/2036 (A)	30	24
3.137%, 11/15/2035 (A)	740	587
2.600%, 02/15/2033 (A)	120	96
Cisco Systems
5.900%, 02/15/2039	331	355
5.300%, 02/26/2054	1,698	1,719
Corning
5.850%, 11/15/2068	159	155
5.450%, 11/15/2079	355	329
IBM International Capital Pte
5.300%, 02/05/2054	200	192
Intel
5.900%, 02/10/2063	255	266
5.700%, 02/10/2053	455	461
5.625%, 02/10/2043	70	71
5.050%, 08/05/2062	165	152
4.900%, 08/05/2052	720	662
4.750%, 03/25/2050	165	147
3.734%, 12/08/2047	1,260	958
3.250%, 11/15/2049	365	253
Intuit
5.500%, 09/15/2053	295	303
KLA
5.000%, 03/15/2049	317	302
4.950%, 07/15/2052	235	223
Lam Research
2.875%, 06/15/2050	112	76
Microsoft
4.500%, 06/15/2047 (A)	235	219
2.921%, 03/17/2052	2,218	1,534

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.675%, 06/01/2060	$415	$262
NVIDIA
3.500%, 04/01/2040	220	184
NXP BV / NXP FUNDING LLC / NXP USA
3.250%, 05/11/2041	500	368
Oracle
6.900%, 11/09/2052	805	907
4.375%, 05/15/2055	875	687
4.300%, 07/08/2034	565	513
4.125%, 05/15/2045	1,330	1,054
4.000%, 07/15/2046	1,085	834
4.000%, 11/15/2047	1,159	888
3.950%, 03/25/2051	220	164
3.800%, 11/15/2037	1,320	1,087
3.650%, 03/25/2041	970	746
Salesforce
3.050%, 07/15/2061	215	138
2.900%, 07/15/2051	540	359
2.700%, 07/15/2041	80	57
Texas Instruments
5.150%, 02/08/2054	550	545
5.050%, 05/18/2063	627	599
5.000%, 03/14/2053	285	277

		23,032

Materials — 0.8%
Anglo American Capital PLC
4.750%, 03/16/2052 (A)	381	320
BHP Billiton Finance USA
5.250%, 09/08/2033	165	166
5.000%, 09/30/2043	360	344
Dow Chemical
6.900%, 05/15/2053	120	138
4.375%, 11/15/2042	195	164
3.600%, 11/15/2050	220	160
DuPont de Nemours
5.319%, 11/15/2038	1,100	1,087
FMC
4.500%, 10/01/2049	280	208
Freeport-McMoRan
5.450%, 03/15/2043	240	224
Glencore Finance Canada
6.000%, 11/15/2041 (A)	476	473
International Flavors & Fragrances
5.000%, 09/26/2048	635	534
3.468%, 12/01/2050 (A)	1,400	922
3.268%, 11/15/2040 (A)	765	536
LYB International Finance III LLC
4.200%, 05/01/2050	45	35

		5,311

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 1.6%
Agree
2.600%, 06/15/2033	$150	$116
Alexandria Real Estate Equities
5.625%, 05/15/2054	215	207
5.150%, 04/15/2053	305	276
4.850%, 04/15/2049	310	270
3.550%, 03/15/2052	690	479
American Homes 4 Rent LP
4.300%, 04/15/2052	430	334
3.375%, 07/15/2051	175	115
American Tower
3.100%, 06/15/2050	840	550
Boston Properties
2.450%, 10/01/2033	130	96
Crown Castle
5.200%, 02/15/2049	90	81
2.900%, 04/01/2041	779	541
Equinix
2.950%, 09/15/2051	505	321
Extra Space Storage
5.400%, 02/01/2034	235	230
GLP Capital LP / GLP Financing II
6.750%, 12/01/2033	160	166
3.250%, 01/15/2032	445	369
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	285	281
2.700%, 01/15/2034	190	148
Kilroy Realty LP
2.650%, 11/15/2033	215	157
Kimco Realty
4.250%, 04/01/2045	110	86
NNN REIT
4.800%, 10/15/2048	335	288
3.000%, 04/15/2052	395	252
Prologis
5.250%, 06/15/2053	210	203
5.250%, 03/15/2054	110	106
Realty Income
3.200%, 02/15/2031	590	516
Regency Centers LP
4.650%, 03/15/2049	370	314
4.400%, 02/01/2047	170	136
Simon Property Group LP
6.750%, 02/01/2040	634	696
6.650%, 01/15/2054	175	197
5.850%, 03/08/2053	732	741
4.250%, 11/30/2046	50	41
3.800%, 07/15/2050	70	53
3.250%, 09/13/2049	345	239
Sun Communities Operating
5.700%, 01/15/2033	130	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.200%, 04/15/2032	$430	$382
2.700%, 07/15/2031	25	20
VICI Properties
5.750%, 02/01/2027 (A)	35	35
5.625%, 05/15/2052	1,035	937
Weyerhaeuser
4.000%, 03/09/2052	200	157

		10,264

Utilities — 9.9%
AEP Transmission LLC
3.800%, 06/15/2049	270	208
3.650%, 04/01/2050	600	451
AES
2.450%, 01/15/2031	130	106
Alabama Power
4.300%, 07/15/2048	475	398
4.150%, 08/15/2044	395	329
3.700%, 12/01/2047	861	653
American Water Capital
4.150%, 06/01/2049	95	79
3.450%, 05/01/2050	495	362
Appalachian Power
4.450%, 06/01/2045	650	535
Arizona Public Service
3.350%, 05/15/2050	1,045	713
Baltimore Gas and Electric
4.550%, 06/01/2052	200	174
2.900%, 06/15/2050	300	195
Berkshire Hathaway Energy
6.125%, 04/01/2036	3,261	3,443
4.600%, 05/01/2053	115	98
4.250%, 10/15/2050	60	49
Black Hills
4.200%, 09/15/2046	500	389
Boston Gas
6.119%, 07/20/2053 (A)	245	247
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	355	269
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	130	98
Cleco Power
6.000%, 12/01/2040	310	314
CMS Energy
4.875%, 03/01/2044	677	622
Commonwealth Edison
4.350%, 11/15/2045	1,265	1,076
3.850%, 03/15/2052	270	208
3.700%, 03/01/2045	600	468
3.200%, 11/15/2049	300	206
Connecticut Light and Power
4.000%, 04/01/2048	305	248

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consolidated Edison of New York
6.750%, 04/01/2038	$275	$306
6.300%, 08/15/2037	865	925
6.150%, 11/15/2052	165	179
3.850%, 06/15/2046	500	393
3.700%, 11/15/2059	600	428
Constellation Energy Generation LLC
6.250%, 10/01/2039	703	725
5.750%, 10/01/2041	319	312
5.600%, 06/15/2042	515	502
Consumers Energy
3.100%, 08/15/2050	250	173
Dominion Energy
5.250%, 08/01/2033	680	669
4.900%, 08/01/2041	1,125	1,008
4.850%, 08/15/2052	100	88
3.300%, 04/15/2041	390	287
DTE Electric
5.400%, 04/01/2053	45	44
4.050%, 05/15/2048	340	278
Duke Energy
5.000%, 08/15/2052	598	533
Duke Energy Carolinas LLC
6.100%, 06/01/2037	1,120	1,170
6.000%, 01/15/2038	614	644
5.400%, 01/15/2054	335	326
5.350%, 01/15/2053	327	320
5.300%, 02/15/2040	700	687
4.250%, 12/15/2041	850	720
Duke Energy Florida LLC
6.400%, 06/15/2038	210	227
6.350%, 09/15/2037	300	321
6.200%, 11/15/2053	281	305
Duke Energy Indiana LLC
6.350%, 08/15/2038	160	171
4.900%, 07/15/2043	450	415
Duke Energy Progress LLC
4.375%, 03/30/2044	1,560	1,333
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	1,796
Entergy
3.750%, 06/15/2050	114	82
Entergy Louisiana LLC
4.750%, 09/15/2052	95	83
4.200%, 04/01/2050	495	400
Entergy Texas
5.000%, 09/15/2052	130	118
3.550%, 09/30/2049	295	213
Essential Utilities
5.300%, 05/01/2052	370	345
4.276%, 05/01/2049	195	158

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Exelon
4.950%, 06/15/2035	$975	$914
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	170	160
4.550%, 04/01/2049 (A)	95	79
Florida Power & Light
5.960%, 04/01/2039	720	774
5.690%, 03/01/2040	656	671
5.400%, 09/01/2035	2,315	2,351
3.150%, 10/01/2049	130	90
Indiana Michigan Power
5.625%, 04/01/2053	220	220
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	691	704
Interstate Power and Light
3.100%, 11/30/2051	430	275
Jersey Central Power & Light
6.400%, 05/15/2036	1,225	1,273
KeySpan Gas East
5.819%, 04/01/2041 (A)	710	672
MidAmerican Energy
5.850%, 09/15/2054	250	263
5.300%, 02/01/2055	204	199
4.800%, 09/15/2043	325	297
4.250%, 07/15/2049	500	421
MidAmerican Energy MTN
5.800%, 10/15/2036	275	283
Narragansett Electric
4.170%, 12/10/2042 (A)	1,320	1,044
Nevada Power
6.000%, 03/15/2054	250	262
New England Power
5.936%, 11/25/2052 (A)	260	264
Niagara Mohawk Power
3.025%, 06/27/2050 (A)	300	187
Northern States Power
5.350%, 11/01/2039	935	922
5.100%, 05/15/2053	630	603
3.600%, 09/15/2047	200	152
3.400%, 08/15/2042	310	235
3.200%, 04/01/2052	95	65
NSTAR Electric
4.550%, 06/01/2052	303	263
4.400%, 03/01/2044	405	349
Oglethorpe Power
5.250%, 09/01/2050	771	714
5.050%, 10/01/2048	575	507
4.500%, 04/01/2047	265	216
Oncor Electric Delivery LLC
5.350%, 10/01/2052	395	392
5.300%, 06/01/2042	235	237
5.250%, 09/30/2040	425	422

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 09/15/2052	$285	$265
2.700%, 11/15/2051	250	155
Pacific Gas and Electric
6.750%, 01/15/2053	728	779
6.700%, 04/01/2053	160	171
5.250%, 03/01/2052	450	399
4.950%, 07/01/2050	140	119
4.500%, 07/01/2040	420	352
4.200%, 06/01/2041	185	145
3.500%, 08/01/2050	95	64
3.300%, 08/01/2040	130	94
PacifiCorp
6.000%, 01/15/2039	587	604
5.800%, 01/15/2055	546	527
5.500%, 05/15/2054	496	463
PECO Energy
4.375%, 08/15/2052	150	128
3.900%, 03/01/2048	600	482
Piedmont Natural Gas
4.650%, 08/01/2043	330	284
Potomac Electric Power
5.500%, 03/15/2054	100	99
PPL Electric Utilities
4.150%, 06/15/2048	320	268
4.125%, 06/15/2044	830	695
Public Service Electric and Gas MTN
4.050%, 05/01/2048	245	204
3.650%, 09/01/2042	540	426
Public Service of Colorado
6.250%, 09/01/2037	445	471
4.500%, 06/01/2052	100	84
4.100%, 06/15/2048	280	223
4.050%, 09/15/2049	98	76
Puget Sound Energy
4.223%, 06/15/2048	680	547
2.893%, 09/15/2051	190	121
San Diego Gas & Electric
3.320%, 04/15/2050	70	49
Sempra
6.000%, 10/15/2039	865	875
3.800%, 02/01/2038	240	197
Southern California Edison
6.050%, 03/15/2039	370	381
3.900%, 03/15/2043	245	194
Southern California Gas
6.350%, 11/15/2052	270	297
5.750%, 06/01/2053	330	334
3.750%, 09/15/2042	405	319
Southern Gas Capital
5.875%, 03/15/2041	753	752
4.400%, 06/01/2043	645	534

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southwestern Electric Power
6.200%, 03/15/2040	$990	$1,021
3.250%, 11/01/2051	250	164
Southwestern Public Service
4.400%, 11/15/2048	385	307
Tampa Electric
4.300%, 06/15/2048	665	546
Tucson Electric Power
3.250%, 05/01/2051	760	510
Virginia Electric and Power
5.450%, 04/01/2053	320	313
5.350%, 01/15/2054	394	379
4.600%, 12/01/2048	400	348
4.450%, 02/15/2044	750	645
Wisconsin Public Service
3.300%, 09/01/2049	175	123
2.850%, 12/01/2051	500	315
Xcel Energy
4.800%, 09/15/2041	50	43

		61,993

Total Corporate Obligations
(Cost $430,782) ($ Thousands)		384,552

U.S. TREASURY OBLIGATIONS — 30.7%
U.S. Treasury Bills
5.355%, 05/16/2024 (D)	905	895
5.307%, 04/16/2024 (D)	1,250	1,241
U.S. Treasury Bonds
4.750%, 11/15/2043	18,225	18,755
4.750%, 11/15/2053	10,751	11,438
4.610%, 11/15/2042 (D)	2,225	922
4.500%, 02/15/2044	3,465	3,464
4.375%, 08/15/2043	7,152	7,002
4.259%, 05/15/2050 (D)	8,435	2,683
4.250%, 02/15/2054	24,752	24,288
4.125%, 08/15/2053	7,146	6,841
4.000%, 11/15/2052	670	627
3.875%, 05/15/2043	8,680	7,937
3.750%, 08/15/2041	1,155	1,054
3.750%, 11/15/2043	1,295	1,161
3.689%, 11/15/2047 (D)	3,900	1,350
3.625%, 08/15/2043	1,537	1,355
3.625%, 02/15/2044	2,116	1,860
3.625%, 02/15/2053	1,840	1,609
3.625%, 05/15/2053	4,025	3,522
3.506%, 08/15/2043 (D)	9,912	4,114
3.375%, 08/15/2042	4,562	3,902
3.375%, 11/15/2048	1,775	1,475
3.125%, 11/15/2041	1,825	1,519
3.125%, 02/15/2043	2,175	1,785

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.125%, 08/15/2044	$3,015	$2,446
3.000%, 11/15/2044	8,175	6,484
3.000%, 08/15/2052	10,142	7,841
2.875%, 11/15/2046	2,740	2,096
2.875%, 05/15/2052	17,750	13,365
2.750%, 08/15/2042	1,180	918
2.750%, 11/15/2042	1,075	833
2.750%, 11/15/2047	840	623
2.500%, 05/15/2046	870	623
2.422%, 08/15/2045 (D)	5,320	2,024
2.375%, 11/15/2049	970	660
2.375%, 05/15/2051	3,420	2,308
2.250%, 08/15/2046	2,580	1,752
2.250%, 02/15/2052	4,209	2,753
2.000%, 11/15/2041	23,920	16,561
2.000%, 08/15/2051	3,980	2,451
1.875%, 11/15/2051	4,740	2,824
1.750%, 08/15/2041	11,805	7,862
1.375%, 11/15/2040	625	397
1.375%, 08/15/2050	5,535	2,905
1.125%, 08/15/2040	1,140	696
U.S. Treasury Notes
4.500%, 11/15/2033	155	158
4.000%, 02/15/2034	3,216	3,153

Total U.S. Treasury Obligations
(Cost $209,437) ($ Thousands)		192,532

MUNICIPAL BONDS — 2.8%
California — 1.7%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	684
California State, Build America Project, GO
7.500%, 04/01/2034	1,385	1,629
7.350%, 11/01/2039	1,075	1,264
California State, GO
5.875%, 10/01/2041	510	526
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	125	100
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	702
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	250	271
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,251	1,375

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	$790	$538
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	317
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,235	1,302
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	605	687
University of California, Ser AD, RB
4.858%, 05/15/2112	635	581
University of California, Ser AP, RB
3.931%, 05/15/2045	475	433

		10,409

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	597	673

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	1,005	1,060

Massachusetts — 0.0%
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	240	198

Michigan — 0.0%
Michigan State University, Ser A, RB
4.165%, 08/15/2122	165	130

Missouri — 0.1%
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	668

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	72

New York — 0.4%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	350	312

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	$840	$864
5.508%, 08/01/2037	250	255
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	1,100	1,121

		2,552

Texas — 0.3%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	530	531
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	490	573
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	290
University of Texas, Build America Project, RB
5.262%, 07/01/2039	575	587

		1,981

Total Municipal Bonds
(Cost $19,069) ($ Thousands)		17,743

SOVEREIGN DEBT — 0.9%

Chile Government International Bond
5.330%, 01/05/2054	240	229
4.340%, 03/07/2042	235	203
3.860%, 06/21/2047	50	39
3.100%, 01/22/2061	35	22
Indonesia Government International Bond
5.450%, 09/20/2052	160	159
5.100%, 02/10/2054	270	258
4.350%, 01/11/2048	40	34
3.700%, 10/30/2049	35	27
Israel Government International Bond
3.875%, 07/03/2050	180	132
3.375%, 01/15/2050	490	328
Mexico Government International Bond
6.400%, 05/07/2054	1,033	1,016
6.350%, 02/09/2035	120	123
6.338%, 05/04/2053	665	648
5.750%, 10/12/2110	239	205
5.000%, 04/27/2051	1,090	904
4.400%, 02/12/2052	590	444
4.280%, 08/14/2041	229	181

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Minera Mexico
4.500%, 01/26/2050(A)	$240	$185
Panama Government International Bond
6.853%, 03/28/2054	80	70
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	110	81
Philippine Government International Bond
5.950%, 10/13/2047	90	95
Republic of Poland Government International Bond
5.500%, 04/04/2053	305	304
Uruguay Government International Bond
5.100%, 06/18/2050	240	229

Total Sovereign Debt
(Cost $6,430) ($ Thousands)		5,916

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Tennessee Valley Authority
5.250%, 09/15/2039	2,615	2,707
Tennessee Valley Authority, PO
0.000%, 01/15/2038(B)	3,700	1,820

Total U.S. Government Agency Obligations
(Cost $4,992) ($ Thousands)		4,527

MORTGAGE-BACKED SECURITIES — 0.2%
Agency Mortgage-Backed Obligations — 0.2%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	37	37
FNMA REMIC CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	–	–
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
1.264%, 07/25/2037(C)	9	1
GNMA ARM
3.875%, H15T1Y + 1.500%, 06/20/2032(C)	18	18
GNMA CMO, Ser 2009-8, Cl PS, IO
0.864%, 08/16/2038(C)	6	–
GNMA CMO, Ser 2010-4, Cl NS, IO
0.954%, 01/16/2040(C)	34	3
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(B)	1,414	1,080

		1,139
Non-Agency Mortgage-Backed Obligations — 0.0%
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
5.854%, TSFR1M + 0.534%, 03/19/2045(C)	18	17

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
6.295%, TSFR1M + 0.974%, 09/25/2034(C)	$8	$7
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	6	5
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.052%, 12/25/2034(C)	12	11
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
6.095%, TSFR1M + 0.774%, 01/25/2045(C)	22	21

		61
Total Mortgage-Backed Securities
(Cost $124) ($ Thousands)		1,200

	Shares
CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	20,522,325	20,522
Total Cash Equivalent
(Cost $20,522) ($ Thousands)		20,522
Total Investments in Securities — 99.9%
(Cost $691,356) ($ Thousands)		$626,992

A list of open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	98	Jun-2024	$20,056	$20,066	$10
U.S. 5-Year Treasury Note	307	Jun-2024	32,803	32,820	17
U.S. Ultra Long Treasury Bond	321	Jun-2024	40,803	41,048	245
			93,662	93,934	272
Short Contracts
U.S. Long Treasury Bond	(82)	Jun-2024	$(9,734)	$(9,779)	$(45)
Ultra 10-Year U.S. Treasury Note	(212)	Jun-2024	(24,160)	(24,204)	(44)
			(33,894)	(33,983)	(89)
			$59,768	$59,951	$183

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at February 29, 2024, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
FIXED 3.52%	SOFR	Annually	12/20/2053	USD	1,836	$36	$–	$36

Percentages are based on Net Assets of $627,843 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2024, the value of these securities amounted to $28,212 ($ Thousands), representing 4.5% of the Net Assets of the Fund.

(B)	Zero coupon security.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,761	$235,392	$(219,631)	$—	$—	$20,522	$314	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 87.5%
Communication Services — 6.0%
Alphabet
2.050%, 08/15/2050	$2,229	$1,317
1.900%, 08/15/2040	725	480
America Movil
6.125%, 03/30/2040	2,715	2,856
AT&T
4.500%, 03/09/2048	1,650	1,380
4.300%, 12/15/2042	500	423
3.500%, 09/15/2053	6,337	4,356
Charter Communications Operating LLC / Charter Communications Operating Capital
6.834%, 10/23/2055	580	550
6.484%, 10/23/2045	2,070	1,891
4.800%, 03/01/2050	1,480	1,071
Comcast
6.500%, 11/15/2035	420	457
5.650%, 06/15/2035	3,540	3,640
5.500%, 05/15/2064	295	289
4.600%, 08/15/2045	1,150	1,018
4.049%, 11/01/2052	5,368	4,237
4.000%, 03/01/2048	3,805	3,017
3.969%, 11/01/2047	7,245	5,739
3.900%, 03/01/2038	4,885	4,189
3.400%, 07/15/2046	5,525	4,052
3.250%, 11/01/2039	265	203
2.987%, 11/01/2063	30,084	18,074
2.937%, 11/01/2056	35,520	21,857
2.887%, 11/01/2051	17,887	11,325
2.800%, 01/15/2051	1,990	1,244
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,585	2,525
Discovery Communications LLC
4.000%, 09/15/2055	1,095	725
Meta Platforms
5.750%, 05/15/2063	1,660	1,738
5.600%, 05/15/2053	4,955	5,130
4.650%, 08/15/2062	1,185	1,050
4.450%, 08/15/2052	7,959	6,954
NBCUniversal Media LLC
4.450%, 01/15/2043	1,177	1,030
NTT Finance
1.591%, 04/03/2028 (A)	2,360	2,070
Paramount Global
6.875%, 04/30/2036	680	624
5.900%, 10/15/2040	40	32
4.850%, 12/15/2034	300	238
4.375%, 03/15/2043	1,500	1,004
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,550	1,188

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint Capital
8.750%, 03/15/2032	$559	$675
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	1,624	1,618
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	885	665
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,314	1,458
Time Warner Cable LLC
7.300%, 07/01/2038	2,141	2,135
6.750%, 06/15/2039	775	731
5.500%, 09/01/2041	650	536
4.500%, 09/15/2042	1,000	732
T-Mobile USA
5.500%, 01/15/2055	2,361	2,300
3.400%, 10/15/2052	295	205
3.300%, 02/15/2051	500	344
3.000%, 02/15/2041	560	404
TWDC Enterprises 18
4.125%, 12/01/2041	1,495	1,284
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	1,854	1,588
Verizon Communications
5.250%, 03/16/2037	640	639
3.875%, 03/01/2052	2,584	1,995
3.700%, 03/22/2061	1,105	781
3.400%, 03/22/2041	2,265	1,735
2.650%, 11/20/2040	1,450	1,000
Vodafone Group PLC
4.875%, 06/19/2049	68	59
Walt Disney
6.650%, 11/15/2037	990	1,122
6.400%, 12/15/2035	2,043	2,253
4.625%, 03/23/2040	780	733
3.600%, 01/13/2051	9,716	7,380
3.500%, 05/13/2040	6,500	5,215
2.750%, 09/01/2049	22,581	14,573
Warnermedia Holdings
5.391%, 03/15/2062	5,939	4,791
5.141%, 03/15/2052	7,140	5,802

		180,726

Consumer Discretionary — 3.9%
7-Eleven
2.500%, 02/10/2041 (A)	870	582
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	735	615
Amazon.com
4.050%, 08/22/2047	6,646	5,695
3.950%, 04/13/2052	7,726	6,386
3.875%, 08/22/2037	3,120	2,782

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 05/12/2061	$12,556	$8,639
3.100%, 05/12/2051	6,349	4,482
2.875%, 05/12/2041	940	706
2.700%, 06/03/2060	5,470	3,372
2.500%, 06/03/2050	8,288	5,207
Aptiv PLC / Aptiv Corp
4.150%, 05/01/2052	1,045	799
BMW US Capital LLC
4.150%, 04/09/2030 (A)	1,030	990
2.550%, 04/01/2031 (A)	1,615	1,382
California Institute of Technology
4.321%, 08/01/2045	650	584
Emory University
2.969%, 09/01/2050	1,660	1,154
Georgetown University
5.215%, 10/01/2118	1,171	1,086
4.315%, 04/01/2049	1,690	1,506
2.943%, 04/01/2050	540	369
Home Depot
5.950%, 04/01/2041	3,030	3,232
4.950%, 09/15/2052	1,350	1,282
4.500%, 12/06/2048	3,745	3,305
4.400%, 03/15/2045	5,045	4,417
4.250%, 04/01/2046	5,802	4,956
4.200%, 04/01/2043	1,795	1,548
3.900%, 06/15/2047	12,723	10,288
3.350%, 04/15/2050	3,235	2,342
3.300%, 04/15/2040	2,210	1,731
3.125%, 12/15/2049	2,170	1,511
2.750%, 09/15/2051	3,365	2,152
2.375%, 03/15/2051	5,954	3,503
Johns Hopkins University
4.083%, 07/01/2053	2,000	1,757
Lowe's
5.750%, 07/01/2053	68	68
4.250%, 04/01/2052	550	442
3.700%, 04/15/2046	2,116	1,592
Massachusetts Institute of Technology
5.600%, 07/01/2111	2,720	2,930
3.067%, 04/01/2052	2,540	1,856
2.294%, 07/01/2051	21	13
McDonald's MTN
3.625%, 09/01/2049	400	300
NIKE
3.625%, 05/01/2043	1,285	1,051
3.250%, 03/27/2040	3,355	2,665
Northwestern University
3.688%, 12/01/2038	2,070	1,791
Pomona College
2.888%, 01/01/2051	1,240	849
President & Fellows of Harvard College
3.745%, 11/15/2052	4,197	3,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.517%, 10/15/2050	$1,370	$894
Starbucks
3.350%, 03/12/2050	905	640
Trustees of Boston College
3.042%, 07/01/2057	1,230	810
Trustees of Boston University
4.061%, 10/01/2048	1,800	1,533
Trustees of Princeton University
5.700%, 03/01/2039	1,154	1,262
Trustees of Tufts College
3.099%, 08/15/2051	1,667	1,217
University of Chicago
2.761%, 04/01/2045	2,520	1,963
University of Southern California
3.841%, 10/01/2047	1,310	1,095
3.028%, 10/01/2039	2,300	1,859
2.805%, 10/01/2050	925	635

		117,325

Consumer Staples — 5.5%
Altria Group
10.200%, 02/06/2039	2,501	3,460
9.950%, 11/10/2038	1,555	2,063
4.500%, 05/02/2043	100	83
4.250%, 08/09/2042	575	461
3.875%, 09/16/2046	640	471
3.400%, 02/04/2041	433	311
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	38,663	35,744
4.700%, 02/01/2036	19,405	18,572
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,445	1,862
8.000%, 11/15/2039	2,786	3,502
5.550%, 01/23/2049	12,365	12,676
4.600%, 04/15/2048	922	829
BAT Capital
4.758%, 09/06/2049	1,046	809
4.390%, 08/15/2037	1,125	923
3.734%, 09/25/2040	110	80
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	400	400
6.500%, 11/21/2033 (A)	985	986
Cargill
4.375%, 04/22/2052 (A)	2,465	2,132
Church & Dwight
5.000%, 06/15/2052	227	214
Coca-Cola
2.500%, 03/15/2051	2,085	1,305
Constellation Brands
3.750%, 05/01/2050	430	322

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CSL Finance PLC
4.950%, 04/27/2062 (A)	$310	$281
4.750%, 04/27/2052 (A)	3,089	2,793
4.625%, 04/27/2042 (A)	320	292
Dollar General
5.500%, 11/01/2052	640	604
Dollar Tree
3.375%, 12/01/2051	1,105	726
Estee Lauder
3.125%, 12/01/2049	2,525	1,726
Ford Foundation
2.815%, 06/01/2070	875	520
Hormel Foods
3.050%, 06/03/2051	1,305	877
JBS USA LUX
7.250%, 11/15/2053 (A)	4,505	4,720
6.500%, 12/01/2052	6,655	6,399
4.375%, 02/02/2052	2,425	1,744
Kenvue
5.100%, 03/22/2043	340	332
5.050%, 03/22/2053	1,775	1,710
Kimberly-Clark
5.300%, 03/01/2041	1,315	1,312
3.900%, 05/04/2047	1,670	1,349
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,320
Mars
4.750%, 04/20/2033 (A)	4,560	4,441
3.950%, 04/01/2049 (A)	2,280	1,843
Nestle Holdings
3.900%, 09/24/2038 (A)	1,490	1,309
PepsiCo
4.650%, 02/15/2053	2,834	2,641
4.200%, 07/18/2052	925	805
3.450%, 10/06/2046	6,055	4,702
Philip Morris International
4.875%, 11/15/2043	3,640	3,276
4.500%, 03/20/2042	5,405	4,671
4.125%, 03/04/2043	1,146	938
3.875%, 08/21/2042	935	738
Reynolds American
8.125%, 05/01/2040	2,390	2,727
5.850%, 08/15/2045	895	813
Rockefeller Foundation
2.492%, 10/01/2050	2,945	1,868
Sutter Health
5.547%, 08/15/2053	1,478	1,543
Target
4.800%, 01/15/2053	1,675	1,549
2.950%, 01/15/2052	3,495	2,326
Walmart
4.500%, 09/09/2052	1,885	1,716

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 04/15/2053	$6,069	$5,517
2.650%, 09/22/2051	4,940	3,217
2.500%, 09/22/2041	3,701	2,614

		163,164

Energy — 5.2%
BG Energy Capital LP
5.125%, 10/15/2041 (A)	2,255	2,100
BP Capital Markets America
4.812%, 02/13/2033	5,385	5,254
3.379%, 02/08/2061	12,201	8,217
3.060%, 06/17/2041	3,235	2,406
3.001%, 03/17/2052	165	110
3.000%, 02/24/2050	260	173
2.939%, 06/04/2051	3,885	2,544
2.772%, 11/10/2050	4,007	2,549
Cenovus Energy
6.750%, 11/15/2039	245	266
Chevron USA
2.343%, 08/12/2050	1,685	1,008
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	785	836
ConocoPhillips
5.700%, 09/15/2063	960	981
5.550%, 03/15/2054	890	900
5.300%, 05/15/2053	355	347
4.300%, 11/15/2044	3,695	3,177
4.025%, 03/15/2062	13,974	10,871
3.800%, 03/15/2052	2,020	1,549
Devon Energy
7.875%, 09/30/2031	815	926
Diamondback Energy
4.400%, 03/24/2051	500	404
4.250%, 03/15/2052	2,365	1,870
Enbridge
6.700%, 11/15/2053	925	1,034
Energy Transfer
6.050%, 06/01/2041	2,225	2,205
5.400%, 10/01/2047	1,322	1,199
5.300%, 04/15/2047	190	170
5.150%, 03/15/2045	4,625	4,126
Eni SpA
5.700%, 10/01/2040 (A)	2,285	2,141
Enterprise Products Operating LLC
7.550%, 04/15/2038	2,000	2,379
6.125%, 10/15/2039	1,335	1,408
5.950%, 02/01/2041	602	631
4.900%, 05/15/2046	4,325	3,950
4.850%, 08/15/2042	4,135	3,782
4.850%, 03/15/2044	1,395	1,280
EOG Resources
4.950%, 04/15/2050	1,600	1,491

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Equinor
5.100%, 08/17/2040	$1,415	$1,392
4.800%, 11/08/2043	899	844
3.700%, 04/06/2050	4,315	3,370
3.625%, 04/06/2040	2,605	2,149
3.250%, 11/18/2049	1,489	1,073
Exxon Mobil
4.327%, 03/19/2050	4,648	4,032
4.227%, 03/19/2040	3,670	3,291
4.114%, 03/01/2046	980	830
3.567%, 03/06/2045	2,400	1,875
3.452%, 04/15/2051	13,712	10,149
3.095%, 08/16/2049	765	535
Hess
6.000%, 01/15/2040	3,100	3,254
5.600%, 02/15/2041	2,555	2,573
Marathon Petroleum
5.000%, 09/15/2054	300	256
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,258
Occidental Petroleum
4.300%, 08/15/2039	462	373
Shell International Finance BV
6.375%, 12/15/2038	4,511	5,032
4.550%, 08/12/2043	1,810	1,643
4.375%, 05/11/2045	10,700	9,347
4.000%, 05/10/2046	1,545	1,268
3.750%, 09/12/2046	6,939	5,466
3.625%, 08/21/2042	1,150	925
3.250%, 04/06/2050	160	114
3.000%, 11/26/2051	3,147	2,115
Suncor Energy
5.950%, 12/01/2034	2,298	2,392
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,020	2,317
TotalEnergies Capital International
3.386%, 06/29/2060	460	319
3.127%, 05/29/2050	12,690	8,843
2.986%, 06/29/2041	1,350	1,002
TransCanada PipeLines
7.250%, 08/15/2038	1,765	1,975
5.600%, 03/31/2034	835	835
4.625%, 03/01/2034	1,965	1,821
Williams
5.400%, 03/04/2044	1,000	937

		155,889

Financials — 21.5%
AIA Group MTN
4.875%, 03/11/2044 (A)	3,372	3,196
Alleghany
4.900%, 09/15/2044	1,360	1,273

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Allstate
4.500%, 06/15/2043	$528	$460
American Express
4.989%, SOFRRATE + 2.255%, 05/26/2033 (B)	1,410	1,370
American International Group
4.800%, 07/10/2045	205	188
Aon Corp / Aon Global Holdings PLC
3.900%, 02/28/2052	1,535	1,162
Arthur J Gallagher
5.750%, 03/02/2053	380	374
Athene Holding
6.650%, 02/01/2033	1,275	1,334
3.450%, 05/15/2052	810	531
Banco Santander
6.938%, 11/07/2033	1,865	2,033
Bank of America
7.750%, 05/14/2038	4,545	5,457
6.000%, 10/15/2036	3,755	3,918
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	3,085	3,163
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	5,705	5,689
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	2,840	2,670
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	16,234	12,294
2.651%, SOFRRATE + 1.220%, 03/11/2032 (B)	10,665	8,925
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	2,400	1,967
2.299%, SOFRRATE + 1.220%, 07/21/2032 (B)	7,660	6,200
Bank of America MTN
5.875%, 02/07/2042	5,409	5,700
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	8,527	6,883
4.078%, TSFR3M + 1.582%, 04/23/2040 (B)	4,715	4,029
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	9,795	8,227
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	30,683	21,364
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	1,820	1,890
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,180	1,089
4.300%, 05/15/2043	1,490	1,336
4.200%, 08/15/2048	1,575	1,371
3.850%, 03/15/2052	5,975	4,740
2.850%, 10/15/2050	5,086	3,359

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	$1,802	$1,853
5.000%, 06/15/2044 (A)	2,050	1,851
Brookfield Finance
5.968%, 03/04/2054	4,850	4,888
Brown & Brown
4.950%, 03/17/2052	1,100	950
Canadian Imperial Bank of Commerce
6.092%, 10/03/2033	3,170	3,291
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,792	3,609
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (B)	965	980
Chubb INA Holdings
6.700%, 05/15/2036	4,870	5,544
4.350%, 11/03/2045	2,900	2,561
3.050%, 12/15/2061	3,090	2,055
Cincinnati Financial
6.125%, 11/01/2034	3,553	3,707
Citigroup
8.125%, 07/15/2039	4,230	5,372
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	1,135	1,143
6.125%, 08/25/2036	455	467
5.827%, SOFRRATE + 2.056%, 02/13/2035 (B)	2,275	2,226
5.316%, SOFRRATE + 4.548%, 03/26/2041 (B)	4,915	4,806
4.650%, 07/30/2045	1,539	1,384
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	5,250	4,455
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	3,630	3,055
3.785%, SOFRRATE + 1.939%, 03/17/2033 (B)	4,690	4,150
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	5,350	3,794
Citigroup Capital III
7.625%, 12/01/2036	890	923
CME Group
4.150%, 06/15/2048	1,634	1,407
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	1,736	1,394
Corestates Capital III
6.139%, TSFR3M + 0.832%, 02/15/2027 (A)(B)	375	364
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	728
Farmers Exchange Capital II
6.151%, TSFR3M + 3.744%, 11/01/2053 (A)(B)	2,890	2,655

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fidelity National Information Services
5.625%, 07/15/2052	$800	$794
Global Payments
5.950%, 08/15/2052	705	693
Goldman Sachs Capital I
6.345%, 02/15/2034	5,030	5,153
Goldman Sachs Group
6.450%, 05/01/2036	1,115	1,188
6.250%, 02/01/2041	4,619	4,972
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	13,260	11,734
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	7,110	6,074
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	1,455	1,107
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	2,690	2,002
3.102%, SOFRRATE + 1.410%, 02/24/2033 (B)	1,480	1,255
2.908%, SOFRRATE + 1.472%, 07/21/2042 (B)	2,700	1,914
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	1,535	1,249
1.992%, SOFRRATE + 1.090%, 01/27/2032 (B)	1,820	1,459
Goldman Sachs Group MTN
4.800%, 07/08/2044	5,178	4,729
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,450	2,105
HSBC Bank USA
7.000%, 01/15/2039	7,577	8,667
HSBC Holdings PLC
6.800%, 06/01/2038	3,469	3,642
6.500%, 09/15/2037	4,070	4,286
6.332%, SOFRRATE + 2.650%, 03/09/2044 (B)	1,540	1,619
Intercontinental Exchange
4.950%, 06/15/2052	2,918	2,729
3.000%, 06/15/2050	2,175	1,454
Jackson Financial
4.000%, 11/23/2051	495	354
JPMorgan Chase
8.750%, 09/01/2030	605	712
6.400%, 05/15/2038	6,679	7,452
6.254%, SOFRRATE + 1.810%, 10/23/2034 (B)	970	1,029
5.717%, SOFRRATE + 2.580%, 09/14/2033 (B)	4,362	4,417
5.600%, 07/15/2041	4,920	5,076
5.500%, 10/15/2040	2,685	2,745
5.400%, 01/06/2042	3,389	3,431
5.336%, SOFRRATE + 1.620%, 01/23/2035 (B)	1,385	1,378

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.032%, TSFR3M + 1.722%, 07/24/2048 (B)	$1,310	$1,065
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	9,020	7,241
3.897%, TSFR3M + 1.482%, 01/23/2049 (B)	6,195	4,947
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	19,090	16,284
3.328%, SOFRRATE + 1.580%, 04/22/2052 (B)	10,633	7,548
3.157%, SOFRRATE + 1.460%, 04/22/2042 (B)	3,275	2,456
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	190	130
3.109%, TSFR3M + 2.460%, 04/22/2041 (B)	390	293
2.963%, SOFRRATE + 1.260%, 01/25/2033 (B)	780	659
2.956%, TSFR3M + 2.515%, 05/13/2031 (B)	3,080	2,675
2.545%, SOFRRATE + 1.180%, 11/08/2032 (B)	2,730	2,248
2.525%, TSFR3M + 1.510%, 11/19/2041 (B)	4,240	2,913
1.764%, TSFR3M + 1.105%, 11/19/2031 (B)	2,320	1,868
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	2,103	2,000
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	5,377	4,897
KKR Group Finance VIII LLC
3.500%, 08/25/2050 (A)	920	630
KKR Group Finance X LLC
3.250%, 12/15/2051 (A)	830	556
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	4,214	3,152
Marsh & McLennan
6.250%, 11/01/2052	3,020	3,330
5.700%, 09/15/2053	1,365	1,409
5.450%, 03/15/2053	530	528
4.900%, 03/15/2049	3,447	3,188
4.350%, 01/30/2047	1,300	1,103
4.200%, 03/01/2048	3,890	3,261
2.900%, 12/15/2051	1,175	753
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	2,690	2,252
3.729%, 10/15/2070 (A)	2,905	1,966
Mastercard
3.950%, 02/26/2048	1,225	1,039
3.850%, 03/26/2050	7,356	6,077
MetLife
5.875%, 02/06/2041	1,675	1,750
5.700%, 06/15/2035	6,964	7,201

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 01/15/2054	$3,900	$3,768
5.000%, 07/15/2052	4,400	4,108
4.875%, 11/13/2043	3,080	2,835
4.721%, 12/15/2044	3,435	3,067
Moody's
4.875%, 12/17/2048	1,891	1,748
3.250%, 05/20/2050	420	298
2.750%, 08/19/2041	250	175
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	1,560	1,556
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	1,825	1,823
5.297%, SOFRRATE + 2.620%, 04/20/2037 (B)	190	182
4.457%, TSFR3M + 1.693%, 04/22/2039 (B)	3,743	3,362
4.375%, 01/22/2047	120	103
3.217%, SOFRRATE + 1.485%, 04/22/2042 (B)	1,200	902
2.484%, SOFRRATE + 1.360%, 09/16/2036 (B)	4,520	3,543
Morgan Stanley MTN
6.375%, 07/24/2042	2,307	2,566
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	885	869
4.300%, 01/27/2045	9,220	7,991
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	11,455	9,773
2.943%, SOFRRATE + 1.290%, 01/21/2033 (B)	2,255	1,891
2.802%, SOFRRATE + 1.430%, 01/25/2052 (B)	1,495	961
2.511%, SOFRRATE + 1.200%, 10/20/2032 (B)	4,110	3,365
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	3,380	2,723
Mutual of Omaha Insurance
4.297%, US0003M + 2.640%, 07/15/2054 (A)(B)	555	544
Nasdaq
5.950%, 08/15/2053	885	910
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,820	2,346
4.350%, 04/30/2050 (A)	1,795	1,419
NatWest Group PLC
6.016%, H15T1Y + 2.100%, 03/02/2034 (B)	155	158
New York Life Insurance
6.750%, 11/15/2039 (A)	3,040	3,436
5.875%, 05/15/2033 (A)	4,024	4,160
3.750%, 05/15/2050 (A)	1,960	1,497

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (A)	$450	$350
3.625%, 09/30/2059 (A)	4,090	2,861
Pacific Life Insurance
4.300%, US0003M + 2.796%, 10/24/2067 (A)(B)	1,350	1,025
Pacific LifeCorp
3.350%, 09/15/2050 (A)	312	216
PayPal Holdings
3.250%, 06/01/2050	2,000	1,392
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	985	1,067
6.037%, SOFRINDX + 2.140%, 10/28/2033 (B)	1,535	1,575
5.676%, SOFRRATE + 1.902%, 01/22/2035 (B)	725	727
Progressive
3.700%, 03/15/2052	4,485	3,473
Prologis Targeted US Logistics Fund
5.500%, 04/01/2034 (A)	3,745	3,718
Prudential Financial
3.905%, 12/07/2047	895	705
Prudential Financial MTN
5.700%, 12/14/2036	6,384	6,581
Raymond James Financial
4.950%, 07/15/2046	814	747
3.750%, 04/01/2051	2,669	1,982
S&P Global
3.900%, 03/01/2062	550	428
3.700%, 03/01/2052	2,235	1,731
3.250%, 12/01/2049	2,331	1,667
Securian Financial Group
4.800%, 04/15/2048 (A)	2,921	2,365
Societe Generale MTN
7.367%, 01/10/2053 (A)	5,585	5,716
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	5,385	4,892
4.270%, 05/15/2047 (A)	2,793	2,297
3.300%, 05/15/2050 (A)	4,930	3,448
Travelers
5.450%, 05/25/2053	6,045	6,164
5.350%, 11/01/2040	1,565	1,579
4.600%, 08/01/2043	3,795	3,540
4.100%, 03/04/2049	3,853	3,249
4.050%, 03/07/2048	1,300	1,089
Travelers MTN
6.250%, 06/15/2037	1,205	1,325
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	2,175	2,175

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	$8,025	$7,945
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	2,600	2,466
4.916%, SOFRRATE + 2.240%, 07/28/2033 (B)	3,095	2,847
UBS
4.500%, 06/26/2048	2,185	2,001
UBS Group
9.016%, SOFRRATE + 5.020%, 11/15/2033 (A)(B)	1,450	1,744
6.537%, SOFRRATE + 3.920%, 08/12/2033 (A)(B)	110	115
5.699%, H15T1Y + 1.770%, 02/08/2035 (A)(B)	1,130	1,118
4.988%, H15T1Y + 2.400%, 08/05/2033 (A)(B)	855	815
3.091%, SOFRRATE + 1.730%, 05/14/2032 (A)(B)	1,705	1,433
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	1,520	1,539
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	950	959
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	4,040	4,031
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	2,665	2,508
Visa
4.300%, 12/14/2045	8,000	7,152
2.700%, 04/15/2040	670	495
2.000%, 08/15/2050	5,410	3,156
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	1,366
Wells Fargo
7.950%, 11/15/2029	695	775
6.600%, 01/15/2038	9,765	10,523
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	1,740	1,850
5.950%, 08/26/2036	5,460	5,587
5.950%, 12/15/2036	1,002	1,021
5.850%, 02/01/2037	9,377	9,590
5.606%, 01/15/2044	406	394
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	6,815	6,770
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	1,210	1,190
3.900%, 05/01/2045	2,424	1,940
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	3,375	2,492
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	4,275	4,258

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	$13,927	$12,878
4.900%, 11/17/2045	1,620	1,436
4.750%, 12/07/2046	6,136	5,305
4.650%, 11/04/2044	2,420	2,090
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	3,125	2,724
4.400%, 06/14/2046	5,840	4,810
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	3,770	3,236
Western & Southern Life Insurance
3.750%, 04/28/2061 (A)	695	471
XL Group
5.250%, 12/15/2043	2,405	2,240

		646,075

Health Care — 13.1%
Abbott Laboratories
5.300%, 05/27/2040	1,520	1,554
4.900%, 11/30/2046	6,958	6,707
AbbVie
5.500%, 03/15/2064	2,740	2,772
5.400%, 03/15/2054	3,604	3,659
5.350%, 03/15/2044	755	762
5.050%, 03/15/2034	860	864
4.850%, 06/15/2044	225	213
4.750%, 03/15/2045	6,670	6,183
4.700%, 05/14/2045	3,999	3,683
4.400%, 11/06/2042	635	569
4.250%, 11/21/2049	21,436	18,390
4.050%, 11/21/2039	2,250	1,973
Advocate Health & Hospitals
4.272%, 08/15/2048	1,717	1,477
Aetna
4.125%, 11/15/2042	780	624
Alcon Finance
3.800%, 09/23/2049 (A)	1,070	829
Allina Health System
4.805%, 11/15/2045	1,666	1,529
3.887%, 04/15/2049	1,454	1,187
Amgen
5.750%, 03/02/2063	1,535	1,535
5.600%, 03/02/2043	855	856
4.875%, 03/01/2053	480	431
4.400%, 05/01/2045	165	141
Ascension Health
4.847%, 11/15/2053	520	497
3.945%, 11/15/2046	1,291	1,087
3.106%, 11/15/2039	3,145	2,452
AstraZeneca PLC
6.450%, 09/15/2037	3,804	4,288
4.375%, 11/16/2045	3,734	3,302
3.000%, 05/28/2051	1,173	813

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banner Health
2.907%, 01/01/2042	$1,781	$1,301
Baptist Health South Florida
4.342%, 11/15/2041	610	531
BayCare Health System
3.831%, 11/15/2050	1,000	819
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	2,130	1,524
4.625%, 06/25/2038 (A)	645	531
4.400%, 07/15/2044 (A)	1,585	1,196
3.950%, 04/15/2045 (A)	2,680	1,853
Baylor Scott & White Holdings
4.185%, 11/15/2045	2,636	2,303
Bon Secours Mercy Health
3.205%, 06/01/2050	1,100	777
Bristol-Myers Squibb
6.400%, 11/15/2063	2,455	2,741
6.250%, 11/15/2053	870	964
5.650%, 02/22/2064	1,155	1,166
5.550%, 02/22/2054	7,295	7,381
4.550%, 02/20/2048	1,614	1,421
4.250%, 10/26/2049	14,059	11,795
3.900%, 03/15/2062	1,910	1,426
3.700%, 03/15/2052	7,449	5,654
3.550%, 03/15/2042	5,340	4,210
2.350%, 11/13/2040	440	295
Carilion Clinic Obligated Group
3.147%, 07/01/2051	535	354
Children's Health Care
3.448%, 08/15/2049	815	600
Children's Hospital Medical Center
2.820%, 11/15/2050	1,180	758
Cigna Group
4.900%, 12/15/2048	1,385	1,245
4.800%, 08/15/2038	1,300	1,206
3.875%, 10/15/2047	1,200	922
City of Hope
5.623%, 11/15/2043	920	897
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,223	1,112
CommonSpirit Health
4.187%, 10/01/2049	3,069	2,490
CVS Health
6.000%, 06/01/2063	440	440
5.875%, 06/01/2053	425	424
5.050%, 03/25/2048	3,404	3,036
4.780%, 03/25/2038	2,585	2,349
Danaher
2.800%, 12/10/2051	1,015	660
Elevance Health
6.100%, 10/15/2052	600	644

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Eli Lilly
5.100%, 02/09/2064	$8,122	$7,981
5.000%, 02/09/2054	2,700	2,660
4.950%, 02/27/2063	4,629	4,465
4.875%, 02/27/2053	3,590	3,473
3.950%, 03/15/2049	2,925	2,459
GE HealthCare Technologies
6.377%, 11/22/2052	930	1,033
Gilead Sciences
4.800%, 04/01/2044	500	459
4.750%, 03/01/2046	3,207	2,915
4.500%, 02/01/2045	2,155	1,897
4.150%, 03/01/2047	1,935	1,599
2.800%, 10/01/2050	1,145	738
GlaxoSmithKline Capital
6.375%, 05/15/2038	5,279	5,915
HCA
5.250%, 06/15/2049	1,110	1,000
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	2,460	1,668
Hoag Memorial Hospital Presbyterian
3.803%, 07/15/2052	1,385	1,130
Humana
8.150%, 06/15/2038	1,510	1,800
4.625%, 12/01/2042	505	443
Indiana University Health Obligated Group
3.970%, 11/01/2048	1,825	1,513
Johnson & Johnson
4.850%, 05/15/2041	7,402	7,287
3.750%, 03/03/2047	400	329
3.625%, 03/03/2037	790	698
3.400%, 01/15/2038	3,600	3,056
2.100%, 09/01/2040	1,335	907
Kaiser Foundation Hospitals
4.150%, 05/01/2047	1,790	1,543
3.266%, 11/01/2049	1,910	1,404
3.002%, 06/01/2051	2,665	1,827
2.810%, 06/01/2041	6,705	4,897
Mass General Brigham
3.765%, 07/01/2048	1,000	802
3.342%, 07/01/2060	1,015	691
3.192%, 07/01/2049	2,260	1,605
Medtronic
4.375%, 03/15/2035	2,330	2,197
Memorial Health Services
3.447%, 11/01/2049	2,795	2,079
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	235	228
4.125%, 07/01/2052	2,395	2,037
2.955%, 01/01/2050	780	529

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Merck
5.000%, 05/17/2053	$4,645	$4,502
4.900%, 05/17/2044	2,590	2,488
4.150%, 05/18/2043	2,700	2,357
4.000%, 03/07/2049	550	459
3.900%, 03/07/2039	2,355	2,066
3.700%, 02/10/2045	7,910	6,402
3.600%, 09/15/2042	750	609
2.900%, 12/10/2061	2,286	1,421
2.750%, 12/10/2051	1,325	855
2.350%, 06/24/2040	390	270
Merck Sharp & Dohme Corp
5.750%, 11/15/2036	1,200	1,278
MyMichigan Health
3.409%, 06/01/2050	2,220	1,616
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	1,468
4.063%, 08/01/2056	2,300	1,869
Northwell Healthcare
4.260%, 11/01/2047	655	533
Novant Health
3.168%, 11/01/2051	2,330	1,587
Novartis Capital
4.400%, 05/06/2044	540	491
4.000%, 11/20/2045	4,325	3,676
NYU Langone Hospitals
5.750%, 07/01/2043	1,665	1,735
4.368%, 07/01/2047	1,610	1,420
3.380%, 07/01/2055	1,510	1,086
OhioHealth
3.042%, 11/15/2050	1,462	1,048
Orlando Health Obligated Group
3.327%, 10/01/2050	775	568
PeaceHealth Obligated Group
3.218%, 11/15/2050	3,455	2,278
Pfizer
4.400%, 05/15/2044	995	896
4.300%, 06/15/2043	3,860	3,389
4.200%, 09/15/2048	3,750	3,195
4.100%, 09/15/2038	1,900	1,691
4.000%, 12/15/2036	200	180
3.900%, 03/15/2039	2,100	1,793
2.550%, 05/28/2040	575	403
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	9,333	8,990
5.300%, 05/19/2053	17,711	17,325
5.110%, 05/19/2043	7,540	7,251
Pharmacia LLC
6.600%, 12/01/2028	1,045	1,119
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,520	1,143

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	$865	$587
Revvity
3.625%, 03/15/2051	325	226
Roche Holdings
2.607%, 12/13/2051 (A)	700	441
RWJ Barnabas Health
3.949%, 07/01/2046	50	40
Sentara Healthcare
2.927%, 11/01/2051	805	544
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,560
Sharp HealthCare
2.680%, 08/01/2050	1,500	939
Stanford Health Care
3.795%, 11/15/2048	5,302	4,268
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	325	240
Thermo Fisher Scientific
2.800%, 10/15/2041	110	79
Trinity Health
4.125%, 12/01/2045	2,392	2,024
UnitedHealth Group
6.875%, 02/15/2038	1,125	1,307
6.625%, 11/15/2037	1,080	1,221
6.500%, 06/15/2037	1,225	1,366
6.050%, 02/15/2063	1,625	1,760
5.950%, 02/15/2041	1,265	1,331
5.875%, 02/15/2053	2,641	2,825
5.800%, 03/15/2036	620	656
5.700%, 10/15/2040	415	430
4.750%, 07/15/2045	6,970	6,414
4.750%, 05/15/2052	5,395	4,908
4.450%, 12/15/2048	12,274	10,789
4.375%, 03/15/2042	30	27
4.250%, 04/15/2047	3,070	2,610
4.250%, 06/15/2048	6,370	5,362
4.200%, 01/15/2047	1,477	1,251
3.950%, 10/15/2042	6,840	5,748
3.750%, 10/15/2047	780	608
3.700%, 08/15/2049	1,726	1,325
3.500%, 08/15/2039	4,315	3,485
3.250%, 05/15/2051	4,800	3,366
3.050%, 05/15/2041	8,576	6,372
2.900%, 05/15/2050	1,680	1,116
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	900	567
Willis-Knighton Medical Center
4.813%, 09/01/2048	1,690	1,529

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wyeth LLC
5.950%, 04/01/2037	$17,224	$18,402

		393,846

Industrials — 6.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.850%, 10/29/2041	1,295	1,005
3.300%, 01/30/2032	1,535	1,298
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	282	275
Airbus
3.950%, 04/10/2047 (A)	2,500	2,052
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	668	613
BAE Systems PLC
3.000%, 09/15/2050 (A)	1,200	804
Boeing
5.930%, 05/01/2060	810	775
5.805%, 05/01/2050	4,745	4,574
5.705%, 05/01/2040	1,905	1,856
Burlington Northern Santa Fe LLC
5.200%, 04/15/2054	1,505	1,476
5.150%, 09/01/2043	1,315	1,286
4.900%, 04/01/2044	8,406	7,962
4.550%, 09/01/2044	3,795	3,397
4.450%, 03/15/2043	560	499
4.450%, 01/15/2053	2,169	1,907
4.400%, 03/15/2042	2,825	2,514
4.375%, 09/01/2042	270	239
4.150%, 04/01/2045	7,795	6,586
4.050%, 06/15/2048	1,905	1,577
3.300%, 09/15/2051	3,765	2,696
3.050%, 02/15/2051	2,160	1,475
2.875%, 06/15/2052	4,245	2,763
Canadian National Railway
6.200%, 06/01/2036	5,110	5,555
4.500%, 11/07/2043	1,720	1,512
4.400%, 08/05/2052	2,796	2,469
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	1,483
Caterpillar
4.750%, 05/15/2064	475	432
CSX
4.500%, 11/15/2052	1,590	1,394
Cummins
5.450%, 02/20/2054	2,249	2,261
2.600%, 09/01/2050	2,660	1,675
Deere
3.900%, 06/09/2042	800	684
2.875%, 09/07/2049	1,795	1,254

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Emerson Electric
2.800%, 12/21/2051	$4,551	$2,938
General Dynamics
4.250%, 04/01/2040	2,545	2,263
4.250%, 04/01/2050	2,040	1,759
Georgia-Pacific LLC
8.875%, 05/15/2031	475	583
7.250%, 06/01/2028	330	352
Honeywell International
5.350%, 03/01/2064	1,985	1,982
5.250%, 03/01/2054	13,428	13,401
Lockheed Martin
5.900%, 11/15/2063	2,575	2,803
5.700%, 11/15/2054	1,060	1,119
5.200%, 02/15/2064	2,855	2,788
4.700%, 05/15/2046	550	507
4.300%, 06/15/2062	2,676	2,241
4.090%, 09/15/2052	7,352	6,112
4.070%, 12/15/2042	6,306	5,401
2.800%, 06/15/2050	1,130	747
Nature Conservancy
3.957%, 03/01/2052	2,155	1,828
Norfolk Southern
5.100%, 08/01/2118	1,600	1,390
4.837%, 10/01/2041	3,100	2,880
3.700%, 03/15/2053	500	372
Rockwell Automation
4.200%, 03/01/2049	740	630
RTX
6.125%, 07/15/2038	295	311
4.625%, 11/16/2048	415	363
4.500%, 06/01/2042	5,942	5,195
3.750%, 11/01/2046	2,039	1,556
2.820%, 09/01/2051	150	94
Siemens Financieringsmaatschappij
2.875%, 03/11/2041 (A)	4,360	3,266
Snap-on
4.100%, 03/01/2048	3,386	2,825
TTX
4.600%, 02/01/2049 (A)	1,642	1,435
Union Pacific
3.875%, 02/01/2055	2,115	1,650
3.839%, 03/20/2060	15,039	11,424
3.500%, 02/14/2053	7,715	5,742
3.375%, 02/14/2042	780	610
2.973%, 09/16/2062	2,805	1,747
2.950%, 03/10/2052	14,087	9,420
Union Pacific MTN
3.550%, 08/15/2039	875	717
United Airlines Pass-Through Trust
5.800%, 01/15/2036	1,100	1,115

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Parcel Service
7.620%, 04/01/2030 (C)	$710	$800
6.200%, 01/15/2038	4,172	4,566
5.200%, 04/01/2040	725	721
5.050%, 03/03/2053	5,799	5,629
3.625%, 10/01/2042	1,225	984
Waste Connections
2.950%, 01/15/2052	500	331
WW Grainger
4.600%, 06/15/2045	1,328	1,215

		180,160

Information Technology — 7.4%
Analog Devices
2.950%, 10/01/2051	5,062	3,384
2.800%, 10/01/2041	3,765	2,677
Apple
4.650%, 02/23/2046	9,445	8,928
4.375%, 05/13/2045	11,608	10,597
3.850%, 05/04/2043	3,215	2,752
3.850%, 08/04/2046	13,075	10,899
3.750%, 09/12/2047	6,840	5,577
3.750%, 11/13/2047	165	134
3.450%, 02/09/2045	9,825	7,796
2.850%, 08/05/2061	4,270	2,719
2.800%, 02/08/2061	1,335	848
2.700%, 08/05/2051	2,550	1,660
2.650%, 05/11/2050	415	270
2.650%, 02/08/2051	12,675	8,175
2.375%, 02/08/2041	1,415	995
Applied Materials
4.350%, 04/01/2047	1,481	1,317
Broadcom
4.926%, 05/15/2037 (A)	2,080	1,938
Cisco Systems
5.900%, 02/15/2039	3,985	4,277
5.500%, 01/15/2040	2,094	2,164
5.350%, 02/26/2064	5,755	5,792
5.300%, 02/26/2054	7,842	7,937
IBM International Capital Pte
5.300%, 02/05/2054	2,525	2,423
5.250%, 02/05/2044	5,760	5,517
Intel
5.700%, 02/10/2053	5,835	5,915
5.625%, 02/10/2043	345	350
4.900%, 08/05/2052	7,970	7,333
4.750%, 03/25/2050	1,800	1,604
4.600%, 03/25/2040	2,270	2,109
4.100%, 05/11/2047	1,786	1,473
3.734%, 12/08/2047	15,234	11,582
3.250%, 11/15/2049	2,980	2,065

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Business Machines
4.900%, 07/27/2052	$435	$405
4.250%, 05/15/2049	3,725	3,126
4.150%, 05/15/2039	530	462
4.000%, 06/20/2042	1,740	1,447
Intuit
5.500%, 09/15/2053	4,675	4,808
KLA
4.950%, 07/15/2052	5,772	5,466
Lam Research
2.875%, 06/15/2050	2,873	1,938
Microsoft
3.450%, 08/08/2036	4,320	3,806
3.041%, 03/17/2062	13,613	9,277
2.921%, 03/17/2052	13,294	9,193
2.675%, 06/01/2060	2,385	1,505
2.525%, 06/01/2050	15,272	9,834
2.500%, 09/15/2050 (A)	4,255	2,704
NVIDIA
3.500%, 04/01/2040	2,730	2,280
3.500%, 04/01/2050	1,555	1,220
Oracle
4.375%, 05/15/2055	940	738
4.125%, 05/15/2045	1,810	1,434
4.000%, 07/15/2046	4,115	3,165
3.800%, 11/15/2037	4,215	3,471
3.600%, 04/01/2040	4,128	3,187
QUALCOMM
4.300%, 05/20/2047	3,125	2,711
Salesforce
3.050%, 07/15/2061	1,255	807
2.900%, 07/15/2051	3,850	2,558
2.700%, 07/15/2041	2,010	1,435
Texas Instruments
5.150%, 02/08/2054	2,240	2,219
5.050%, 05/18/2063	6,175	5,904
5.000%, 03/14/2053	1,640	1,593
4.150%, 05/15/2048	2,335	1,983
TSMC Arizona
3.250%, 10/25/2051	1,950	1,481

		221,364

Materials — 1.2%
Air Products and Chemicals
4.850%, 02/08/2034	4,185	4,103
Barrick North America Finance LLC
5.750%, 05/01/2043	2,160	2,211
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	1,245	1,275
BHP Billiton Finance USA
6.420%, 03/01/2026	1,320	1,352
5.500%, 09/08/2053	320	327

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 09/08/2033	$4,635	$4,656
5.000%, 09/30/2043	3,800	3,635
Ecolab
2.750%, 08/18/2055	2,757	1,715
2.700%, 12/15/2051	3,125	1,982
Freeport-McMoRan
5.450%, 03/15/2043	900	838
International Flavors & Fragrances
5.000%, 09/26/2048	2,435	2,049
3.468%, 12/01/2050 (A)	4,975	3,274
3.268%, 11/15/2040 (A)	1,095	768
LYB International Finance III LLC
4.200%, 05/01/2050	535	413
Packaging Corp of America
3.050%, 10/01/2051	440	294
Rio Tinto Finance USA
5.200%, 11/02/2040	2,502	2,463
2.750%, 11/02/2051	5,135	3,258
Rio Tinto Finance USA PLC
5.125%, 03/09/2053	1,150	1,105
Sherwin-Williams
2.900%, 03/15/2052	250	162

		35,880

Real Estate — 1.5%
Alexandria Real Estate Equities
4.850%, 04/15/2049	210	183
3.550%, 03/15/2052	730	506
2.950%, 03/15/2034	225	182
American Homes 4 Rent LP
4.300%, 04/15/2052	1,445	1,121
3.375%, 07/15/2051	300	198
American Tower
3.700%, 10/15/2049	1,000	726
Crown Castle
4.150%, 07/01/2050	500	394
ERP Operating
4.500%, 06/01/2045	900	751
Essex Portfolio
2.650%, 09/01/2050	1,500	872
GLP Capital LP / GLP Financing II
6.750%, 12/01/2033	1,150	1,193
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	1,000	988
4.150%, 04/15/2032	80	72
2.700%, 01/15/2034	460	358
Kilroy Realty LP
2.650%, 11/15/2033	455	331
Kimco Realty OP LLC
3.700%, 10/01/2049	1,440	1,032
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,666

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NNN REIT
3.000%, 04/15/2052	$990	$632
Prologis
5.250%, 06/15/2053	4,112	3,985
5.250%, 03/15/2054	910	874
3.000%, 04/15/2050	65	44
2.125%, 10/15/2050	5,237	2,875
Realty Income
5.125%, 02/15/2034	2,920	2,825
Regency Centers LP
5.250%, 01/15/2034	1,820	1,779
4.650%, 03/15/2049	1,311	1,113
4.400%, 02/01/2047	955	764
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(B)	1,935	1,771
4.750%, H15T5Y + 4.379%, 09/24/2080 (A)(B)	1,250	1,189
Simon Property Group LP
6.750%, 02/01/2040	2,365	2,597
6.650%, 01/15/2054	1,415	1,592
5.850%, 03/08/2053	4,194	4,246
4.250%, 11/30/2046	3,315	2,687
3.800%, 07/15/2050	1,400	1,060
3.250%, 09/13/2049	2,330	1,615
VICI Properties
5.625%, 05/15/2052	1,570	1,422
Weyerhaeuser
4.000%, 03/09/2052	1,020	800

		44,443

Utilities — 16.2%
AEP Transmission LLC
5.400%, 03/15/2053	845	837
4.000%, 12/01/2046	5,003	4,038
3.800%, 06/15/2049	1,840	1,416
3.650%, 04/01/2050	2,575	1,935
3.150%, 09/15/2049	1,760	1,202
2.750%, 08/15/2051	405	252
Alabama Power
5.200%, 06/01/2041	155	152
4.300%, 07/15/2048	1,420	1,190
3.850%, 12/01/2042	7,209	5,805
Ameren Illinois
5.900%, 12/01/2052	1,032	1,096
3.700%, 12/01/2047	4,435	3,426
3.250%, 03/15/2050	50	35
2.900%, 06/15/2051	3,724	2,420
American Transmission Systems
5.000%, 09/01/2044 (A)	600	539
American Water Capital
3.750%, 09/01/2047	1,000	779

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Appalachian Power
6.700%, 08/15/2037	$50	$54
5.800%, 10/01/2035	125	128
4.500%, 03/01/2049	700	565
Arizona Public Service
5.050%, 09/01/2041	50	46
4.500%, 04/01/2042	312	266
4.350%, 11/15/2045	1,735	1,409
4.250%, 03/01/2049	450	360
4.200%, 08/15/2048	1,200	950
3.350%, 05/15/2050	550	375
Atmos Energy
4.125%, 10/15/2044	2,805	2,392
Avista
4.000%, 04/01/2052	550	417
Baltimore Gas and Electric
5.400%, 06/01/2053	2,516	2,468
4.550%, 06/01/2052	394	343
3.500%, 08/15/2046	4,995	3,686
2.900%, 06/15/2050	1,090	707
Berkshire Hathaway Energy
4.600%, 05/01/2053	1,320	1,127
4.450%, 01/15/2049	3,630	3,062
4.250%, 10/15/2050	4,900	3,947
3.800%, 07/15/2048	11,790	8,961
Black Hills
4.200%, 09/15/2046	1,135	883
Boston Gas
6.119%, 07/20/2053 (A)	625	629
4.487%, 02/15/2042 (A)	250	204
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	965	963
4.500%, 04/01/2044	500	443
4.250%, 02/01/2049	1,760	1,492
3.950%, 03/01/2048	500	404
3.600%, 03/01/2052	815	613
3.350%, 04/01/2051	1,305	938
2.900%, 07/01/2050	900	592
Commonwealth Edison
5.300%, 02/01/2053	1,940	1,878
4.700%, 01/15/2044	5,213	4,645
4.600%, 08/15/2043	2,070	1,836
4.000%, 03/01/2048	2,515	2,026
4.000%, 03/01/2049	1,180	943
3.850%, 03/15/2052	520	400
3.750%, 08/15/2047	2,685	2,060
3.700%, 03/01/2045	6,415	5,002
3.125%, 03/15/2051	3,720	2,496
Connecticut Light and Power
5.250%, 01/15/2053	1,095	1,067
4.150%, 06/01/2045	2,940	2,476
4.000%, 04/01/2048	2,712	2,208

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consolidated Edison of New York
6.750%, 04/01/2038	$1,915	$2,133
6.200%, 06/15/2036	65	69
6.150%, 11/15/2052	2,555	2,769
5.900%, 11/15/2053	3,795	4,002
5.700%, 06/15/2040	40	40
4.500%, 05/15/2058	930	782
3.950%, 03/01/2043	5,480	4,496
3.950%, 04/01/2050	2,795	2,239
3.875%, 06/15/2047	5,147	3,999
3.850%, 06/15/2046	3,427	2,693
3.700%, 11/15/2059	850	607
3.000%, 12/01/2060	1,700	1,038
Consumers Energy
4.350%, 04/15/2049	5,923	5,125
4.200%, 09/01/2052	790	657
3.500%, 08/01/2051	1,235	924
2.500%, 05/01/2060	403	222
Dominion Energy
5.250%, 08/01/2033	20	20
4.600%, 03/15/2049	1,754	1,486
Dominion Energy South Carolina
5.100%, 06/01/2065	1,235	1,143
DTE Electric
5.400%, 04/01/2053	770	763
3.950%, 06/15/2042	80	64
3.700%, 03/15/2045	4,280	3,360
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	119
6.050%, 04/15/2038	2,285	2,400
6.000%, 01/15/2038	2,166	2,274
5.400%, 01/15/2054	2,975	2,899
5.350%, 01/15/2053	1,732	1,695
5.300%, 02/15/2040	6,490	6,367
4.250%, 12/15/2041	6,575	5,570
4.000%, 09/30/2042	13,405	10,971
3.875%, 03/15/2046	1,570	1,223
Duke Energy Florida LLC
6.400%, 06/15/2038	2,340	2,531
6.200%, 11/15/2053	1,332	1,442
5.950%, 11/15/2052	1,806	1,902
4.200%, 07/15/2048	2,000	1,634
3.400%, 10/01/2046	2,025	1,458
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	4,665
6.350%, 08/15/2038	1,510	1,615
4.900%, 07/15/2043	865	797
3.750%, 05/15/2046	750	573
3.250%, 10/01/2049	3,110	2,147
2.750%, 04/01/2050	1,885	1,174
Duke Energy Ohio
4.300%, 02/01/2049	655	533

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Progress LLC
4.375%, 03/30/2044	$2,880	$2,462
4.200%, 08/15/2045	3,450	2,846
4.150%, 12/01/2044	975	798
4.100%, 03/15/2043	860	705
3.600%, 09/15/2047	1,850	1,371
East Ohio Gas
3.000%, 06/15/2050 (A)	1,355	845
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	895
Entergy Arkansas LLC
4.200%, 04/01/2049	1,600	1,313
3.350%, 06/15/2052	2,720	1,861
Entergy Louisiana LLC
4.200%, 09/01/2048	1,030	833
4.200%, 04/01/2050	1,445	1,168
3.100%, 06/15/2041	3,330	2,443
2.900%, 03/15/2051	3,845	2,415
Entergy Texas
3.550%, 09/30/2049	1,380	997
Essential Utilities
5.300%, 05/01/2052	900	840
4.276%, 05/01/2049	2,620	2,117
Evergy Kansas Central
5.700%, 03/15/2053	500	500
3.450%, 04/15/2050	930	653
Evergy Metro
5.300%, 10/01/2041	150	141
4.200%, 06/15/2047	500	402
4.200%, 03/15/2048	1,000	816
Exelon
4.950%, 06/15/2035	1,370	1,284
FirstEnergy Transmission LLC
4.550%, 04/01/2049 (A)	350	290
Florida Power & Light
5.960%, 04/01/2039	2,230	2,397
5.690%, 03/01/2040	7,353	7,527
5.650%, 02/01/2037	1,000	1,029
4.800%, 05/15/2033	2,020	1,974
4.550%, 10/01/2044	700	605
4.050%, 06/01/2042	2,400	2,034
4.050%, 10/01/2044	2,065	1,741
3.950%, 03/01/2048	2,910	2,359
3.800%, 12/15/2042	3,030	2,477
3.700%, 12/01/2047	2,146	1,670
Georgia Power
4.300%, 03/15/2042	7,225	6,181
Idaho Power MTN
5.500%, 03/15/2053	1,615	1,585
4.200%, 03/01/2048	1,570	1,268
Indiana Michigan Power
5.625%, 04/01/2053	970	971

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.550%, 03/15/2046	$780	$667
4.250%, 08/15/2048	1,065	864
Indianapolis Power & Light
4.650%, 06/01/2043 (A)	1,750	1,452
International Transmission
4.625%, 08/15/2043	2,525	2,159
Jersey Central Power & Light
6.150%, 06/01/2037	775	800
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	3,983	3,735
Kentucky Utilities
3.300%, 06/01/2050	710	492
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,005
MidAmerican Energy
5.850%, 09/15/2054	550	579
4.800%, 09/15/2043	5,260	4,809
4.400%, 10/15/2044	2,285	1,962
4.250%, 05/01/2046	1,675	1,403
4.250%, 07/15/2049	1,656	1,394
3.950%, 08/01/2047	565	453
3.650%, 08/01/2048	3,015	2,302
3.150%, 04/15/2050	2,025	1,385
MidAmerican Energy MTN
5.800%, 10/15/2036	635	654
5.750%, 11/01/2035	640	666
Monongahela Power
5.850%, 02/15/2034 (A)	1,390	1,416
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	791
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,185	1,843
4.300%, 03/15/2049	3,643	3,034
Nevada Power
6.000%, 03/15/2054	3,265	3,429
5.900%, 05/01/2053	1,145	1,174
Niagara Mohawk Power
5.664%, 01/17/2054 (A)	1,446	1,404
4.278%, 10/01/2034 (A)	2,303	2,049
4.119%, 11/28/2042 (A)	2,000	1,589
3.025%, 06/27/2050 (A)	500	311
NiSource
5.800%, 02/01/2042	900	850
Northern States Power
6.250%, 06/01/2036	3,755	4,068
6.200%, 07/01/2037	5,450	5,848
4.500%, 06/01/2052	1,425	1,244
3.600%, 05/15/2046	500	381
3.400%, 08/15/2042	214	162
3.200%, 04/01/2052	830	571
NSTAR Electric
4.950%, 09/15/2052	1,859	1,722

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.550%, 06/01/2052	$765	$666
3.100%, 06/01/2051	2,625	1,753
Oglethorpe Power
6.200%, 12/01/2053 (A)	565	581
5.375%, 11/01/2040	1,800	1,687
5.250%, 09/01/2050	1,945	1,802
4.500%, 04/01/2047	1,210	984
4.250%, 04/01/2046	1,215	938
4.200%, 12/01/2042	2,710	2,124
Ohio Edison
8.250%, 10/15/2038	655	805
Oklahoma Gas and Electric
5.600%, 04/01/2053	1,155	1,163
Oncor Electric Delivery LLC
5.350%, 10/01/2052	816	810
5.300%, 06/01/2042	444	448
5.250%, 09/30/2040	4,946	4,909
4.950%, 09/15/2052	2,453	2,283
4.550%, 12/01/2041	3,780	3,422
4.100%, 11/15/2048	750	617
3.800%, 06/01/2049	4,650	3,652
3.700%, 05/15/2050	1,535	1,167
3.100%, 09/15/2049	75	52
2.700%, 11/15/2051	2,045	1,264
Pacific Gas and Electric
6.750%, 01/15/2053	1,740	1,862
5.800%, 05/15/2034	630	630
4.500%, 07/01/2040	2,010	1,684
4.450%, 04/15/2042	1,465	1,181
4.200%, 06/01/2041	505	397
PacifiCorp
6.250%, 10/15/2037	3,760	3,874
6.000%, 01/15/2039	4,955	5,097
5.800%, 01/15/2055	2,605	2,516
5.500%, 05/15/2054	3,224	3,011
5.350%, 12/01/2053	1,900	1,755
4.100%, 02/01/2042	1,920	1,517
3.300%, 03/15/2051	820	538
2.900%, 06/15/2052	1,900	1,157
PECO Energy
4.800%, 10/15/2043	1,505	1,340
4.600%, 05/15/2052	1,435	1,273
3.050%, 03/15/2051	1,919	1,286
Pennsylvania Electric
6.150%, 10/01/2038	100	102
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,146
3.640%, 11/01/2046	1,300	916
Potomac Electric Power
5.500%, 03/15/2054	1,063	1,055
PPL Electric Utilities
5.250%, 05/15/2053	505	491

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 07/15/2043	$2,820	$2,581
4.125%, 06/15/2044	3,025	2,533
3.950%, 06/01/2047	3,000	2,417
Public Service Electric and Gas MTN
5.500%, 03/01/2040	1,900	1,903
5.125%, 03/15/2053	885	856
4.150%, 11/01/2045	2,106	1,696
4.050%, 05/01/2048	2,801	2,331
4.000%, 06/01/2044	945	752
3.800%, 03/01/2046	450	354
3.650%, 09/01/2042	1,275	1,006
3.600%, 12/01/2047	3,730	2,848
3.200%, 08/01/2049	3,220	2,276
Public Service of Colorado
6.500%, 08/01/2038	40	44
6.250%, 09/01/2037	1,230	1,302
4.750%, 08/15/2041	40	36
4.500%, 06/01/2052	3,220	2,709
4.300%, 03/15/2044	1,465	1,217
4.100%, 06/15/2048	475	377
4.050%, 09/15/2049	1,455	1,135
3.950%, 03/15/2043	3,965	3,079
3.200%, 03/01/2050	1,180	800
Public Service of New Hampshire
5.150%, 01/15/2053	425	406
3.600%, 07/01/2049	1,630	1,237
Puget Sound Energy
5.795%, 03/15/2040	130	131
4.223%, 06/15/2048	2,470	1,988
2.893%, 09/15/2051	2,315	1,468
San Diego Gas & Electric
6.000%, 06/01/2026	340	346
4.100%, 06/15/2049	1,340	1,083
3.750%, 06/01/2047	2,380	1,839
3.320%, 04/15/2050	4,659	3,237
Sempra
3.800%, 02/01/2038	850	697
Southern California Edison
5.950%, 02/01/2038	280	287
4.650%, 10/01/2043	2,480	2,172
4.125%, 03/01/2048	4,240	3,391
4.050%, 03/15/2042	5,355	4,396
4.000%, 04/01/2047	2,625	2,048
Southern California Gas
6.350%, 11/15/2052	1,220	1,342
5.750%, 06/01/2053	1,515	1,532
4.300%, 01/15/2049	1,230	1,009
4.125%, 06/01/2048	2,865	2,328
3.750%, 09/15/2042	1,740	1,371
Southern Gas Capital
5.875%, 03/15/2041	100	100
4.400%, 06/01/2043	825	683

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.400%, 05/30/2047	$50	$41
3.950%, 10/01/2046	800	606
Southwest Gas
3.180%, 08/15/2051	1,065	676
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,242
3.850%, 02/01/2048	3,860	2,820
3.250%, 11/01/2051	1,100	722
Southwestern Public Service
5.150%, 06/01/2052	440	375
4.500%, 08/15/2041	8,995	7,444
3.700%, 08/15/2047	1,770	1,258
Tampa Electric
4.350%, 05/15/2044	1,225	1,019
3.625%, 06/15/2050	1,644	1,196
3.450%, 03/15/2051	850	591
Tucson Electric Power
4.850%, 12/01/2048	1,795	1,587
4.000%, 06/15/2050	240	184
3.250%, 05/01/2051	1,700	1,142
Union Electric
5.450%, 03/15/2053	2,185	2,144
Virginia Electric and Power
8.875%, 11/15/2038	1,982	2,635
6.350%, 11/30/2037	2,440	2,609
5.450%, 04/01/2053	3,315	3,246
5.000%, 01/15/2034	1,390	1,351
4.650%, 08/15/2043	6,145	5,435
4.600%, 12/01/2048	3,345	2,907
4.450%, 02/15/2044	6,745	5,801
4.000%, 01/15/2043	300	245
4.000%, 11/15/2046	1,108	881
2.950%, 11/15/2051	400	257
2.450%, 12/15/2050	540	313
Wisconsin Electric Power
3.650%, 12/15/2042	2,310	1,760
Wisconsin Power & Light
4.100%, 10/15/2044	325	254
3.650%, 04/01/2050	360	263
Wisconsin Public Service
2.850%, 12/01/2051	1,000	630
Xcel Energy
4.800%, 09/15/2041	1,907	1,642

		487,257

Total Corporate Obligations
(Cost $3,023,524) ($ Thousands)		2,626,129

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 7.7%
U.S. Treasury Bills
5.468%, 03/28/2024 (D)	$2,685	$2,674
5.311%, 04/23/2024 (D)	1,575	1,563
5.304%, 04/16/2024 (D)	13,215	13,125
5.262%, 04/25/2024 (D)	2,865	2,842
U.S. Treasury Bonds
4.750%, 11/15/2043	14,120	14,531
4.750%, 11/15/2053	49,675	52,850
4.500%, 02/15/2044	25,606	25,598
4.375%, 08/15/2043	31,752	31,087
4.250%, 02/15/2054	14,488	14,216
4.125%, 08/15/2053	985	943
3.625%, 02/15/2053	3,530	3,086
3.250%, 05/15/2042	32,850	27,625
2.375%, 02/15/2042	6,037	4,436
2.250%, 08/15/2046	3,295	2,238
U.S. Treasury Notes
4.250%, 02/28/2029	130	130
4.125%, 02/15/2027	50	50
4.000%, 01/15/2027	5	5
4.000%, 01/31/2029	1,862	1,840
4.000%, 01/31/2031	5,815	5,721
4.000%, 02/15/2034	28,040	27,492

Total U.S. Treasury Obligations
(Cost $229,961) ($ Thousands)		232,052

MUNICIPAL BONDS — 4.9%
Alabama — 0.0%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
2.650%, 09/01/2037	1,075	844

California — 2.3%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	3,795	4,329
California State University, RB
5.183%, 11/01/2053	2,225	2,201
5.060%, 11/01/2036	440	442
California State University, Ser B, RB
3.899%, 11/01/2047	2,375	1,992
2.719%, 11/01/2052	890	600
California State, Build America Project, GO
7.625%, 03/01/2040	2,510	3,044
7.600%, 11/01/2040	385	472
7.550%, 04/01/2039	1,535	1,868
7.500%, 04/01/2034	7,420	8,728
7.300%, 10/01/2039	10,460	12,237
California State, GO
5.875%, 10/01/2041	1,745	1,799

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, RB
4.353%, 06/01/2041	$1,975	$1,808
3.000%, 08/15/2051	390	311
East Bay, Municipal Utility District Water System Revenue, Build America Project, Sub-Ser, RB
5.874%, 06/01/2040	1,255	1,349
Los Angeles County, Metropolitan Transportation Authority, Build America Project, RB
5.735%, 06/01/2039	960	995
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,219
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	569
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,283
Los Angeles, Department of Water & Power, Build America Project, RB
5.716%, 07/01/2039	5,210	5,442
Regents of the University of California Medical Center, RB
4.563%, 05/15/2053	2,395	2,163
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	1,975	1,344
3.006%, 05/15/2050	2,005	1,368
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,100
San Francisco Bay Area, Rapid Transit District, GO
3.000%, 08/01/2049	665	533
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,005	3,169
University of California, Build America Project, RB
5.946%, 05/15/2045	4,795	5,033
University of California, Ser AP, RB
3.931%, 05/15/2045	950	866
University of California, Ser AQ, RB
4.767%, 05/15/2115	1,076	967
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	908

		68,139

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	$530	$486

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	1,993	2,213
6.637%, 04/01/2057	135	152

		2,365

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	3,205	3,379

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,890	2,795

Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	3,085	3,180
Massachusetts State, Educational Financing Authority, Ser A, RB
3.105%, 07/01/2030	1,695	1,517
Massachusetts State, School Building Authority, Sub-Ser A, RB
2.500%, 02/15/2037	1,120	861
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	1,000	825

		6,383

Michigan — 0.1%
University of Michigan, Ser C, RB
3.599%, 04/01/2047	2,525	2,130

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	547

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,460	2,872

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	$1,000	$892

		3,764

New York — 0.9%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	238
4.458%, 10/01/2062	3,160	2,814
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	465	432
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,411
5.968%, 03/01/2036	570	605
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	803
5.882%, 06/15/2044	500	526
5.724%, 06/15/2042	3,720	3,865
5.440%, 06/15/2043	3,000	3,009
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.767%, 08/01/2036	3,635	3,753
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	2,475	2,545
5.508%, 08/01/2037	1,890	1,930
New York State, Dormitory Authority, Build America Project, RB
5.628%, 03/15/2039	1,385	1,433
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	1,970	2,008
New York State, Urban Development, Ser B, RB
2.590%, 03/15/2035	810	645

		26,017

Ohio — 0.1%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	371
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	2,265	2,213
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	826

		3,410

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.8%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	$2,250	$2,335
Dallas Fort Worth, International Airport, Ser A, RB
2.994%, 11/01/2038	4,520	3,742
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	325	326
Houston, GO
3.961%, 03/01/2047	1,500	1,306
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	2,220	2,598
San Antonio, Electric & Gas Systems Revenue, Build America Project, RB
5.808%, 02/01/2041	2,800	2,929
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,925	4,108
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	2,220	1,410
University of Texas, Build America Project, RB
5.262%, 07/01/2039	4,540	4,631

		23,385

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	447

Washington — 0.1%
Washington State, Build America Project, GO
5.140%, 08/01/2040	2,495	2,514

Total Municipal Bonds
(Cost $167,644) ($ Thousands)		146,605

SOVEREIGN DEBT — 0.6%

Chile Government International Bond
5.330%, 01/05/2054	2,745	2,617
3.860%, 06/21/2047	305	238
3.500%, 01/25/2050	1,630	1,179
3.100%, 05/07/2041	5,640	4,128
3.100%, 01/22/2061	495	309
Israel Government International Bond
4.125%, 01/17/2048	1,255	977
3.875%, 07/03/2050	3,435	2,517

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Saudi Government International Bond
5.750%, 01/16/2054(A)	$6,800	$6,559

Total Sovereign Debt
(Cost $21,584) ($ Thousands)		18,524

	Shares
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	26,571,048	26,571
Total Cash Equivalent
(Cost $26,571) ($ Thousands)		26,571
Total Investments in Securities — 101.6%
(Cost $3,469,284) ($ Thousands)		$3,049,881

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Long Duration Credit Fund (Concluded)

The list of open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	152	Jun-2024	$31,107	$31,122	$15
U.S. 5-Year Treasury Note	1,442	Jun-2024	154,073	154,160	87
U.S. Ultra Long Treasury Bond	549	Jun-2024	69,888	70,203	315
U.S. Ultra Long Treasury Bond	178	Jun-2024	22,774	22,762	(12)
Ultra 10-Year U.S. Treasury Note	233	Jun-2024	26,534	26,601	67
			304,376	304,848	472
Short Contracts
U.S. Long Treasury Bond	(133)	Jun-2024	$(15,787)	$(15,860)	$(73)
Ultra 10-Year U.S. Treasury Note	(653)	Jun-2024	(74,453)	(74,554)	(101)
			(90,240)	(90,414)	(174)
			$214,136	$214,434	$298

A list of the open centrally cleared swap agreements held by the Fund at February 29, 2024, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.52% FIXED	SOFRRAT	Annually	12/20/2053	USD	2,882	$57	$–	$57

Percentages are based on Net Assets of $3,003,209 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2024, the value of these securities amounted to $168,124 ($ Thousands), representing 5.6% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,279	$823,170	$(815,878)	$—	$—	$26,571	$850	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 39.8%
Automotive — 25.6%

Ally Auto Receivables Trust, Ser 2023-1, Cl A2
5.760%, 11/15/2026	$1,108	$1,109
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/2026 (A)	122	122
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/2026 (A)	91	91
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/2027 (A)	253	253
AmeriCredit Automobile Receivables Trust, Ser 2020-1, Cl C
1.590%, 10/20/2025	198	197
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	1,433	1,413
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl D
1.490%, 09/18/2026	1,265	1,204
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl C
1.010%, 01/19/2027	1,034	970
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	1,000	991
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A2
6.190%, 04/19/2027	1,778	1,783
ARI Fleet Lease Trust, Ser 2021-A, Cl A3
0.680%, 03/15/2030 (A)	821	807
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	220	222
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	165	165
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-3A, Cl A
4.620%, 02/20/2027 (A)	2,065	2,033
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (A)	480	480
Bank of America Auto Trust, Ser 2023-2A, Cl A2
5.850%, 08/17/2026 (A)	430	431
Bayview Opportunity Master Fund VII Trust, Ser 2024-CAR1F, Cl A
6.971%, 07/29/2032 (A)	1,020	1,020
BMW Vehicle Lease Trust, Ser 2024-1, Cl A2A
5.100%, 07/27/2026	415	414

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BMW Vehicle Owner Trust, Ser 2023-A, Cl A2A
5.720%, 04/27/2026	$493	$493
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A2
6.340%, 07/15/2026	335	336
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A3
6.510%, 11/15/2027	2,300	2,320
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A2
5.820%, 09/15/2026	380	380
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A3
5.530%, 01/18/2028	2,135	2,131
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	811	794
Carmax Auto Owner Trust, Ser 2021-1, Cl A3
0.340%, 12/15/2025	205	202
Carmax Auto Owner Trust, Ser 2021-1, Cl B
0.740%, 10/15/2026	300	285
Carmax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	160	157
Carmax Auto Owner Trust, Ser 2022-1, Cl A3
1.470%, 12/15/2026	2,451	2,375
Carmax Auto Owner Trust, Ser 2023-1, Cl A2A
5.230%, 01/15/2026	348	347
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	1,100	1,092
Carmax Auto Owner Trust, Ser 2023-2, Cl A2A
5.500%, 06/15/2026	327	327
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	1,560	1,562
CarMax Auto Owner Trust, Ser 2023-4, Cl A2A
6.080%, 12/15/2026	775	779
CarMax Auto Owner Trust, Ser 2024-1, Cl A2A
5.300%, 03/15/2027	1,125	1,124
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	557	532
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	114	107
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	248	232

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-N4, Cl A1
0.830%, 09/11/2028	$60	$60
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (A)	390	391
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (A)	155	155
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/2027 (A)	726	728
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A2
5.770%, 04/12/2027 (A)	270	270
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (A)	581	581
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	358	349
Chesapeake Funding II LLC, Ser 2020-1A, Cl A1
0.870%, 08/15/2032 (A)	189	188
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
5.669%, SOFR30A + 0.344%, 04/15/2033 (A)(B)	153	153
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	397	397
Citizens Auto Receivables Trust, Ser 2023-1, Cl A2A
6.130%, 07/15/2026 (A)	1,259	1,262
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (A)	820	822
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (A)	630	630
CPS Auto Receivables Trust, Ser 2022-B, Cl A
2.880%, 06/15/2026 (A)	103	103
CPS Auto Receivables Trust, Ser 2023-A, Cl A
5.540%, 03/16/2026 (A)	185	185
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (A)	237	237
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/2026 (A)	142	142

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (A)	$458	$459
CPS Auto Receivables Trust, Ser 2024-A, Cl A
5.710%, 09/15/2027 (A)	241	241
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (A)	171	169
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (A)	185	184
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (A)	274	274
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (A)	271	271
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (A)	485	487
Enterprise Fleet Financing LLC, Ser 2020-2, Cl A3
0.650%, 07/20/2026 (A)	822	814
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (A)	125	123
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (A)	1,013	1,005
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	56	56
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (A)	252	252
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A1
5.793%, 06/20/2024 (A)	7	7
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	530	530
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	1,805	1,833
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	530	529
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (A)	22	21
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (A)	380	371

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl D
2.580%, 09/15/2025 (A)	$142	$141
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A2
5.610%, 06/16/2025	4	4
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.600%, 08/17/2026	210	210
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl A2
6.110%, 09/15/2025	199	199
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl A3
6.040%, 07/15/2026	245	245
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.070%, 12/15/2025	184	184
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl A2
5.530%, 10/15/2026	667	667
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (A)	117	113
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (A)	265	261
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	925	926
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (A)	612	603
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	884	891
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (A)	420	416
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (A)	52	52
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (A)	259	258
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (A)	502	503
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2A
5.240%, 07/15/2026	645	644
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (A)	605	593
Ford Credit Auto Owner Trust, Ser 2020-REV1, Cl A
2.040%, 08/15/2031 (A)	2,700	2,614

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2023-B, Cl A2A
5.570%, 06/15/2026	$973	$974
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/2026 (A)	190	190
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	604	606
GECU Auto Receivables Trust, Ser 2023-1A, Cl A2
5.950%, 03/15/2027 (A)	1,772	1,774
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl A2
5.980%, 08/17/2026 (A)	390	390
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl A2
5.700%, 01/15/2027 (A)	156	156
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A2
5.570%, 02/16/2027 (A)	1,875	1,874
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A3
5.400%, 09/15/2027 (A)	1,963	1,959
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	575	579
GM Financial Automobile Leasing Trust, Ser 2022-1, Cl A3
1.900%, 03/20/2025	213	212
GM Financial Automobile Leasing Trust, Ser 2022-1, Cl A4
1.960%, 02/20/2026	1,250	1,238
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	1,296	1,290
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A4
4.110%, 08/20/2026	350	346
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A2A
5.440%, 10/20/2025	451	451
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	1,589	1,589
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A2A
5.180%, 06/22/2026	1,000	998
GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A4
0.580%, 01/16/2026	1,890	1,864

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3
4.660%, 02/16/2028	$2,370	$2,352
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A2A
5.740%, 09/16/2026	620	621
GTE Auto Receivables Trust, Ser 2023-1, Cl A2
5.650%, 08/17/2026 (A)	941	939
Harley-Davidson Motorcycle Trust, Ser 2023-A, Cl A2A
5.320%, 06/15/2026	538	537
Huntington Auto Trust, Ser 2024-1A, Cl A2
5.500%, 03/15/2027 (A)	2,850	2,852
Hyundai Auto Lease Securitization Trust, Ser 2021-C, Cl A4
0.480%, 09/15/2025 (A)	329	328
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (A)	965	960
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A2A
5.470%, 09/15/2025 (A)	160	160
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A2A
5.850%, 03/16/2026 (A)	1,541	1,545
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	715	699
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	1,046	1,048
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (A)	147	147
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/2026 (A)	453	453
LAD Auto Receivables Trust, Ser 2024-1A, Cl A2
5.440%, 11/16/2026 (A)	1,540	1,538
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (A)	281	273
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/2028 (A)	600	607
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (A)	329	320
Nissan Auto Lease Trust, Ser 2023-B, Cl A2A
5.740%, 08/15/2025	366	367

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	$1,005	$1,003
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A2
6.230%, 04/15/2027 (A)	1,158	1,161
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (A)	385	379
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B
5.550%, 04/15/2027 (A)	1,665	1,659
Prestige Auto Receivables Trust, Ser 2023-2A, Cl A2
6.240%, 01/15/2027 (A)	1,565	1,570
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032 (A)	446	445
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (A)	213	214
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (A)	614	616
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/2027	1,050	1,008
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl C
1.260%, 02/16/2027	159	157
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/2026	225	224
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	1,245	1,208
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl B
4.420%, 11/15/2027	1,550	1,531
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	184	184
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl B
4.430%, 03/15/2027	705	698
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl A2
5.360%, 05/15/2026	157	157
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/2026	204	204
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/2027	1,367	1,371

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.710%, 02/16/2027	$315	$315
Santander Retail Auto Lease Trust, Ser 2022-A, Cl B
1.610%, 01/20/2026 (A)	1,025	999
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (A)	2,500	2,440
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (A)	2,085	2,096
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (A)	1,095	1,095
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (A)	392	392
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (A)	375	375
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/2025 (A)	405	405
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/2025 (A)	615	616
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (A)	1,045	1,046
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (A)	615	611
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A2A
5.600%, 08/17/2026	1,136	1,136
Toyota Lease Owner Trust, Ser 2023-B, Cl A2A
5.730%, 04/20/2026 (A)	1,084	1,087
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (A)	98	98
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/2025 (A)	–	–
USAA Auto Owner Trust, Ser 2022-A, Cl A3
4.860%, 11/16/2026 (A)	385	383
USAA Auto Owner Trust, Ser 2023-A, Cl A2
5.830%, 07/15/2026 (A)	410	411
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A2A
5.870%, 01/20/2026	1,850	1,854
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (A)	675	658

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2022-2A, Cl A3
3.750%, 04/15/2026 (A)	$468	$465
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026 (A)	256	256
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026 (A)	589	589
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.800%, 02/16/2027 (A)	985	988
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (A)	2,325	2,327
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.230%, 01/15/2027 (A)	1,035	1,040
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A3
6.240%, 07/15/2027 (A)	940	950
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (A)	2,189	2,193
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	820	827
Wheels SPV 2 LLC, Ser 2020-1A, Cl A3
0.620%, 08/20/2029 (A)	128	128
World Omni Auto Receivables Trust, Ser 2021-C, Cl A3
0.440%, 08/17/2026	153	149
World Omni Auto Receivables Trust, Ser 2023-C, Cl A2A
5.570%, 12/15/2026	1,935	1,935
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	420	420
		127,392

Credit Cards — 1.1%

Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	474	464
CARDS II Trust, Ser 2021-1A, Cl A
0.602%, 04/15/2027 (A)	2,400	2,384
Discover Card Execution Note Trust, Ser 2022-A2, Cl A
3.320%, 05/15/2027	635	621
Evergreen Credit Card Trust Series, Ser 2022-CRT1, Cl B
5.610%, 07/15/2026 (A)	675	674

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	$1,525	$1,492
		5,635

Mortgage Related Securities — 0.0%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.854%, TSFR1M + 0.794%, 01/25/2035 (B)	38	38

Other Asset-Backed Securities — 13.1%

Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (A)	80	80
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (A)	79	77
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (A)	56	56
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/2028 (A)	340	342
Affirm Asset Securitization Trust, Ser 2023-X1, Cl A
7.110%, 11/15/2028 (A)	936	939
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/2029 (A)	255	255
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (A)	81	81
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	166	165
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	1,350	1,346
Apidos CLO XII, Ser 2018-12A, Cl AR
6.656%, TSFR3M + 1.342%, 04/15/2031 (A)(B)	857	858
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	246	219
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (A)	31	31
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	395	397
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (A)	73	73

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Barings CLO, Ser 2021-2A, Cl AR
6.586%, TSFR3M + 1.272%, 10/15/2033 (A)(B)	$990	$992
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
6.526%, TSFR3M + 1.212%, 10/15/2030 (A)(B)	815	815
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (A)	385	377
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (A)	107	106
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/2035 (A)	72	72
Carbone CLO, Ser 2017-1A, Cl A1
6.719%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	283	284
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
6.548%, TSFR3M + 1.232%, 04/17/2031 (A)(B)	841	842
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
6.559%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	916	917
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (A)	20	20
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	465	467
CIFC Funding, Ser 2017-1A, Cl ARR
6.689%, TSFR3M + 1.372%, 01/22/2031 (A)(B)	641	641
CIFC Funding, Ser 2018-3A, Cl AR
6.441%, TSFR3M + 1.132%, 04/19/2029 (A)(B)	498	498
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	636	635
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/2025	740	741
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (A)	1,098	1,061
Dell Equipment Finance Trust, Ser 2021-2, Cl A3
0.530%, 12/22/2026 (A)	116	115
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/2027 (A)	83	83
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (A)	695	696
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (A)	420	422

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (A)	$126	$124
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	1,049	1,051
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (A)	365	366
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (A)	296	286
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (A)	320	319
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (A)	450	450
DLLST, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (A)	270	270
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (A)	41	41
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (A)	925	862
Ford Credit Floorplan Master Owner Trust A, Ser 2019-2, Cl B
3.250%, 04/15/2026	1,290	1,286
Granite Park Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.510%, 05/20/2030 (A)	815	820
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (A)	869	868
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (A)	1,760	1,756
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	813	769
HPEFS Equipment Trust, Ser 2022-3A, Cl A3
5.430%, 08/20/2029 (A)	475	475
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (A)	450	452
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	1,535	1,529
John Deere Owner Trust, Ser 2023-A, Cl A2
5.280%, 03/16/2026	261	261
John Deere Owner Trust, Ser 2023-B, Cl A2
5.590%, 06/15/2026	1,055	1,055
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	1,605	1,607
KKR CLO 21, Ser 2018-21, Cl A
6.576%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	718	718
KKR CLO, Ser 2017-11, Cl AR
6.756%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	609	611

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (A)	$1,575	$1,576
Kubota Credit Owner Trust, Ser 2024-1A, Cl A2
5.390%, 01/15/2027 (A)	1,005	1,003
LCM XXIV, Ser 2021-24A, Cl AR
6.559%, TSFR3M + 1.242%, 03/20/2030 (A)(B)	580	581
M&T Equipment Notes, Ser 2023-1A, Cl A2
6.090%, 07/15/2030 (A)	1,200	1,201
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.579%, TSFR3M + 1.262%, 07/21/2030 (A)(B)	1,580	1,583
Magnetite VIII, Ser 2018-8A, Cl AR2
6.556%, TSFR3M + 1.242%, 04/15/2031 (A)(B)	578	578
Marlette Funding Trust, Ser 2022-3A, Cl A
5.180%, 11/15/2032 (A)	46	46
Marlette Funding Trust, Ser 2023-1A, Cl A
6.070%, 04/15/2033 (A)	239	239
Marlette Funding Trust, Ser 2023-2A, Cl A
6.040%, 06/15/2033 (A)	242	242
Marlette Funding Trust, Ser 2023-3A, Cl A
6.490%, 09/15/2033 (A)	410	411
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (A)	437	429
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A4
0.660%, 11/15/2027 (A)	500	477
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (A)	114	109
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (A)	878	880
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	3,105	3,095
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	252	236
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	654	594
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	966	847

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
6.480%, TSFR3M + 1.182%, 10/18/2030 (A)(B)	$1,081	$1,082
Neuberger Berman Loan Advisers CLO 31, Ser 2021-31A, Cl AR
6.619%, TSFR3M + 1.302%, 04/20/2031 (A)(B)	595	595
Nyctl Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (A)	143	141
OCP CLO, Ser 2018-5A, Cl A1R
6.666%, TSFR3M + 1.342%, 04/26/2031 (A)(B)	278	278
Octagon Investment Partners 30, Ser 2021-1A, Cl A1R
6.579%, TSFR3M + 1.262%, 03/17/2030 (A)(B)	544	544
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	2,880	2,898
OneMain Financial Issuance Trust, Ser 2018-2A, Cl A
3.570%, 03/14/2033 (A)	217	216
OZLM VIII, Ser 2021-8A, Cl A1R3
6.558%, TSFR3M + 1.242%, 10/17/2029 (A)(B)	306	306
PFS Financing, Ser 2021-B, Cl A
0.770%, 08/15/2026 (A)	900	880
PFS Financing, Ser 2021-B, Cl B
1.090%, 08/15/2026 (A)	800	780
PFS Financing, Ser 2022-C, Cl A
3.890%, 05/15/2027 (A)	965	947
Prosper Marketplace Issuance Trust Series, Ser 2023-1A, Cl A
7.060%, 07/16/2029 (A)	150	150
RR 24, Ser 2023-24A, Cl A1AR
7.077%, TSFR3M + 1.730%, 01/15/2036 (A)(B)	830	833
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (A)	830	837
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (A)	477	477
SOUND POINT CLO XVII, Ser 2021-3A, Cl A1R
6.559%, TSFR3M + 1.242%, 10/20/2030 (A)(B)	474	474
Symphony CLO XVII, Ser 2018-17A, Cl BR
6.776%, TSFR3M + 1.462%, 04/15/2028 (A)(B)	609	609
Symphony CLO XVIII, Ser 2021-18A, Cl X
6.327%, TSFR3M + 1.012%, 07/23/2033 (A)(B)	167	166

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Symphony Static CLO I, Ser 2021-1A, Cl A
6.416%, TSFR3M + 1.092%, 10/25/2029 (A)(B)	$752	$752
Verizon Master Trust, Ser 2021-2, Cl A
0.990%, 04/20/2028	1,250	1,215
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	1,000	966
Verizon Master Trust, Ser 2022-7, Cl A1A
5.230%, 11/22/2027	1,775	1,772
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (A)	500	502
Vibrant CLO VI, Ser 2021-6A, Cl AR
6.582%, TSFR3M + 1.212%, 06/20/2029 (A)(B)	171	171
Voya CLO, Ser 2017-1A, Cl A1R
6.460%, TSFR3M + 1.162%, 01/18/2029 (A)(B)	108	108
Voya CLO, Ser 2018-2A, Cl A1R
6.556%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	762	763
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (A)	135	135
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (A)	1,840	1,840
		65,243

Total Asset-Backed Securities
(Cost $198,081) ($ Thousands)		198,308

CORPORATE OBLIGATIONS — 33.5%
Communication Services — 1.8%
AT&T
5.539%, 02/20/2026	300	300
Charter Communications Operating LLC / Charter Communications Operating Capital
6.150%, 11/10/2026	850	858
4.908%, 07/23/2025	625	616
Sprint LLC
7.125%, 06/15/2024	2,895	2,903
Take-Two Interactive Software
3.300%, 03/28/2024	22	22
Verizon Communications
6.143%, SOFRINDX + 0.790%, 03/20/2026 (B)	670	673
3.500%, 11/01/2024	3,115	3,069
WPP Finance 2010
3.750%, 09/19/2024	475	469

		8,910

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary — 3.3%
AutoZone
5.050%, 07/15/2026	$975	$973
3.250%, 04/15/2025	650	635
Daimler Truck Finance North America LLC
6.346%, SOFRRATE + 1.000%, 04/05/2024 (A)(B)	750	751
6.104%, SOFRRATE + 0.750%, 12/13/2024 (A)(B)	1,125	1,128
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	2,485	2,416
General Motors Financial
6.114%, SOFRRATE + 0.760%, 03/08/2024 (B)	1,000	1,000
5.965%, SOFRRATE + 0.620%, 10/15/2024 (B)	4,160	4,163
1.200%, 10/15/2024	750	729
Hyatt Hotels
1.800%, 10/01/2024	500	489
Hyundai Capital America
6.250%, 11/03/2025 (A)	500	506
1.000%, 09/17/2024 (A)	2,435	2,372
Nordstrom
2.300%, 04/08/2024	530	528
O'Reilly Automotive
5.750%, 11/20/2026	425	431
Tapestry
7.050%, 11/27/2025	290	295

		16,416

Consumer Staples — 1.1%
Bayer US Finance LLC
6.125%, 11/21/2026 (A)	270	272
CommonSpirit Health
2.760%, 10/01/2024	2,218	2,180
Haleon US Capital LLC
3.024%, 03/24/2024	735	734
JDE Peet's
0.800%, 09/24/2024 (A)	1,000	970
Sodexo
1.634%, 04/16/2026 (A)	1,050	970
Solventum
5.450%, 02/25/2027 (A)	500	501

		5,627

Energy — 2.6%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	100	101
Devon Energy
5.250%, 09/15/2024	1,805	1,800
Energy Transfer
4.250%, 04/01/2024	550	549

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (A)	$900	$856
Kinder Morgan Energy Partners
4.300%, 05/01/2024	2,510	2,502
MPLX
4.875%, 06/01/2025	750	743
Occidental Petroleum
5.875%, 09/01/2025	475	476
ONEOK
5.550%, 11/01/2026	850	857
2.200%, 09/15/2025	675	642
Ovintiv
5.650%, 05/15/2025	500	500
Plains All American Pipeline
3.600%, 11/01/2024	900	888
Plains All American Pipeline/PAA Finance
4.650%, 10/15/2025	400	395
Western Midstream Operating
3.950%, 06/01/2025	400	390
3.100%, 02/01/2025	475	463
Williams
5.400%, 03/02/2026	1,390	1,393
4.000%, 09/15/2025	500	491

		13,046

Financials — 14.5%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	700	712
American Express
6.338%, SOFRRATE + 1.330%, 10/30/2026 (B)	705	716
Ares Capital
7.000%, 01/15/2027	475	484
Athene Global Funding
6.062%, SOFRINDX + 0.715%, 01/07/2025 (A)(B)	800	800
6.045%, SOFRINDX + 0.700%, 05/24/2024 (A)(B)	1,820	1,821
5.684%, 02/23/2026 (A)	490	490
Banco Santander
3.892%, 05/24/2024	600	598
Bank of America
6.035%, SOFRRATE + 0.690%, 04/22/2025 (B)	1,600	1,601
Bank of America MTN
1.319%, SOFRRATE + 1.150%, 06/19/2026 (B)	3,715	3,516
Bank of Nova Scotia
0.700%, 04/15/2024	1,000	994
Banque Federative du Credit Mutuel
5.896%, 07/13/2026 (A)	475	481
4.935%, 01/26/2026 (A)	350	347

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.524%, 07/13/2025 (A)	$475	$470
Barclays
3.650%, 03/16/2025	475	465
2.852%, SOFRRATE + 2.714%, 05/07/2026 (B)	500	484
BPCE
5.203%, 01/18/2027 (A)	600	600
5.029%, 01/15/2025 (A)	440	437
Brighthouse Financial Global Funding MTN
6.105%, SOFRRATE + 0.760%, 04/12/2024 (A)(B)	1,080	1,081
Canadian Imperial Bank of Commerce
5.615%, 07/17/2026	350	353
Capital One Financial
4.985%, SOFRRATE + 2.160%, 07/24/2026 (B)	250	248
Charles Schwab
5.875%, 08/24/2026	725	736
Citigroup
3.352%, TSFR3M + 1.158%, 04/24/2025 (B)	3,155	3,143
Citizens Bank
6.064%, SOFRRATE + 1.450%, 10/24/2025 (B)	250	249
5.284%, SOFRRATE + 1.020%, 01/26/2026 (B)	250	246
4.119%, SOFRRATE + 1.395%, 05/23/2025 (B)	400	397
Corebridge Financial
3.500%, 04/04/2025	385	376
Corebridge Global Funding
5.750%, 07/02/2026 (A)	285	285
Credit Agricole
5.589%, 07/05/2026 (A)	1,095	1,104
5.568%, 02/28/2025 (A)	475	475
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(B)	450	452
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(B)	575	581
Deutsche Bank NY
6.563%, SOFRRATE + 1.219%, 11/16/2027 (B)	1,100	1,085
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (A)	395	394
GA Global Funding Trust
5.854%, SOFRRATE + 0.500%, 09/13/2024 (A)(B)	3,775	3,772
Goldman Sachs Group
5.854%, SOFRRATE + 0.500%, 09/10/2024 (B)	550	550

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.798%, SOFRRATE + 1.075%, 08/10/2026 (B)	$3,120	$3,137
HSBC Holdings PLC
7.336%, SOFRRATE + 3.030%, 11/03/2026 (B)	400	412
Huntington National Bank
4.008%, SOFRRATE + 1.205%, 05/16/2025 (B)	345	343
JPMorgan Chase
3.845%, SOFRRATE + 0.980%, 06/14/2025 (B)	3,880	3,856
Lloyds Banking Group
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	470	468
Macquarie Group MTN
6.055%, SOFRRATE + 0.710%, 10/14/2025 (A)(B)	825	824
Manufacturers & Traders Trust
5.400%, 11/21/2025	400	396
4.650%, 01/27/2026	590	575
Metropolitan Life Global Funding I
0.550%, 06/07/2024 (A)	195	192
Mitsubishi UFJ Financial Group
4.788%, H15T1Y + 1.700%, 07/18/2025 (B)	600	597
Morgan Stanley
5.050%, SOFRRATE + 1.295%, 01/28/2027 (B)	350	349
3.620%, SOFRRATE + 1.160%, 04/17/2025 (B)	3,845	3,833
Morgan Stanley MTN
3.875%, 04/29/2024	1,000	997
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/2027 (A)(B)	500	512
NatWest Markets
5.874%, SOFRRATE + 0.530%, 08/12/2024 (A)(B)	1,265	1,266
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	600	604
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	375	385
5.300%, SOFRRATE + 1.342%, 01/21/2028 (B)	440	440
Principal Life Global Funding II
5.795%, SOFRRATE + 0.450%, 04/12/2024 (A)(B)	430	430
5.000%, 01/16/2027 (A)	485	486
Radian Group
6.625%, 03/15/2025	475	476
4.500%, 10/01/2024	475	470

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royal Bank of Canada
4.784%, 12/12/2025 (A)	$5,335	$5,308
Royal Bank of Canada MTN
5.200%, 07/20/2026	600	602
Societe Generale
6.395%, SOFRRATE + 1.050%, 01/21/2026 (A)(B)	800	801
4.351%, 06/13/2025 (A)	525	518
Standard Chartered
7.776%, H15T1Y + 3.100%, 11/16/2025 (A)(B)	400	405
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	450	454
Toronto-Dominion Bank
3.815%, 07/25/2025 (A)	2,565	2,517
Toronto-Dominion Bank MTN
3.766%, 06/06/2025	2,415	2,372
US Bank
2.050%, 01/21/2025	2,380	2,311
Voya Financial
3.650%, 06/15/2026	309	296
Wells Fargo MTN
4.100%, 06/03/2026	650	633
2.406%, TSFR3M + 1.087%, 10/30/2025 (B)	3,305	3,234
Wells Fargo Bank
5.550%, 08/01/2025	600	603
4.811%, 01/15/2026	725	721

		72,366

Health Care — 2.3%
AbbVie
2.600%, 11/21/2024	3,225	3,158
Bristol-Myers Squibb
4.950%, 02/20/2026	875	874
GE HealthCare Technologies
5.550%, 11/15/2024	3,525	3,520
HCA
5.375%, 02/01/2025	600	598
Illumina
5.800%, 12/12/2025	400	400
Pfizer Investment Enterprises Pte
4.650%, 05/19/2025	2,740	2,723

		11,273

Industrials — 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.100%, 01/15/2027	500	506
1.650%, 10/29/2024	3,210	3,123
Carrier Global
5.800%, 11/30/2025	515	519

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DAE Funding LLC MTN
1.550%, 08/01/2024 (A)	$965	$946
Penske Truck Leasing Lp
5.750%, 05/24/2026 (A)	950	955
Protective Life Global Funding
3.104%, 04/15/2024 (A)	615	613
Regal Rexnord
6.050%, 02/15/2026 (A)	625	628

		7,290

Information Technology — 2.0%
Cisco Systems
4.900%, 02/26/2026	2,270	2,270
Hewlett Packard Enterprise
5.900%, 10/01/2024	2,660	2,663
Juniper Networks
1.200%, 12/10/2025	700	648
Sprint LLC
7.625%, 02/15/2025	450	456
TD SYNNEX
1.250%, 08/09/2024	1,375	1,348
VMware
1.000%, 08/15/2024	2,675	2,617

		10,002

Materials — 0.6%
Glencore Funding LLC
4.625%, 04/29/2024 (A)	825	823
Graphic Packaging International LLC
1.512%, 04/15/2026 (A)	650	594
International Flavors and Fragrances
1.230%, 10/01/2025 (A)	775	723
Vulcan Materials
5.800%, 03/01/2026	625	625

		2,765

Real Estate — 0.1%
Crown Castle
1.350%, 07/15/2025	350	331

Utilities — 3.7%
American Electric Power
5.699%, 08/15/2025	450	450
CenterPoint Energy
5.994%, SOFRINDX + 0.650%, 05/13/2024 (B)	311	311
Consumers 2023 Securitization Funding LLC
5.550%, 03/01/2028	475	474
Dominion Energy
3.071%, 08/15/2024 (C)	650	642
Edison International
4.950%, 04/15/2025	275	273

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.550%, 11/15/2024	$375	$369
Eversource Energy
3.350%, 03/15/2026	650	624
Jersey Central Power & Light
4.700%, 04/01/2024 (A)	475	475
Mississippi Power
5.653%, SOFRRATE + 0.300%, 06/28/2024 (B)	740	740
Monongahela Power
4.100%, 04/15/2024 (A)	600	598
NextEra Energy Capital Holdings
6.051%, 03/01/2025	255	256
4.255%, 09/01/2024	3,100	3,076
NSTAR Electric
3.250%, 11/15/2025	650	628
Oncor Electric Delivery LLC
2.750%, 06/01/2024	2,475	2,455
Pennsylvania Electric
4.150%, 04/15/2025 (A)	330	323
Public Service Enterprise Group
2.875%, 06/15/2024	1,247	1,236
Sempra
5.400%, 08/01/2026	740	742
Southern California Edison
5.350%, 03/01/2026	3,245	3,248
1.200%, 02/01/2026	300	278
Spire
5.300%, 03/01/2026	900	898
Tampa Electric
3.875%, 07/12/2024	475	472

		18,568

Total Corporate Obligations
(Cost $166,635) ($ Thousands)		166,594

MORTGAGE-BACKED SECURITIES — 13.0%
Agency Mortgage-Backed Obligations — 3.4%
FHLMC ARM
5.660%, H15T1Y + 2.122%, 02/01/2030(B)	3	3
FHLMC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	1,559	1,532
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	114	110
FHLMC CMO, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	25	25
FHLMC CMO, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	53	51
FHLMC CMO, Ser 2018-4783, Cl BV
4.000%, 03/15/2037	1,192	1,168

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2018-4818, Cl BD
3.500%, 03/15/2045	$180	$176
FHLMC CMO, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	584	573
FHLMC Multifamily Structured Pass Through Certificates, Ser K727, Cl A2
2.946%, 07/25/2024	1,045	1,035
FHLMC Multifamily Structured Pass Through Certificates, Ser K728, Cl A2
3.064%, 08/25/2024(B)	846	836
FHLMC Multifamily Structured Pass Through Certificates, Ser K732, Cl A2
3.700%, 05/25/2025	1,397	1,373
FHLMC Multifamily Structured Pass Through Certificates, Ser K733, Cl A2
3.750%, 08/25/2025	2,044	2,004
FHLMC Multifamily Structured Pass Through Certificates, Ser KBX1, Cl A2
2.920%, 01/25/2026	980	953
FHLMC Multifamily Structured Pass Through Certificates, Ser KVAD, Cl A
3.116%, 07/25/2025	600	582
FHLMC Multifamily Structured Pass Through Certificates, Ser KW07, Cl A1
3.600%, 07/25/2028	961	938
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl A1
2.446%, 03/25/2026	349	337
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	705	684
FNMA
6.000%, 01/01/2027 to 04/01/2040	68	70
5.000%, 07/01/2024	–	–
3.500%, 08/01/2030 to 11/01/2034	937	910
3.000%, 10/01/2030	193	184
2.885%, 01/01/2025	267	261
FNMA ARM
5.836%, RFUCCT6M + 1.908%, 09/01/2024(B)	1	1
4.465%, H15T1Y + 2.215%, 01/01/2029(B)	3	3
FNMA CMO, Ser 2001-33, Cl FA
5.886%, SOFR30A + 0.564%, 07/25/2031(B)	3	3
FNMA CMO, Ser 2002-64, Cl FG
5.689%, SOFR30A + 0.364%, 10/18/2032(B)	–	–
FNMA CMO, Ser 2011-99, Cl KB
3.500%, 10/25/2026	672	660
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	134	124

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-97, Cl KA
3.000%, 11/25/2031	$6	$6
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	387	375
FNMA CMO, Ser 2022-77, Cl CA
5.000%, 04/25/2039	586	579
FNMA, Ser 2014-M9, Cl A2
3.103%, 07/25/2024(B)	902	892
FNMA, Ser 2015-M13, Cl A2
2.699%, 06/25/2025(B)	384	372
FNMA, Ser 2017-M13, Cl FA
5.860%, SOFR30A + 0.514%, 10/25/2024(B)	43	43
FREMF Mortgage Trust, Ser 2015-K49, Cl B
3.721%, 10/25/2048(A)(B)	375	364

		17,227
Non-Agency Mortgage-Backed Obligations — 9.6%
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	26	25
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	200	185
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	266	245
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	139	129
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	182	166
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	519	436
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	425	356
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	731	611
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	123	113
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
5.178%, 07/25/2035(B)	28	26
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
5.214%, 11/25/2035(B)	5	5
Bank of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl ASB
3.366%, 02/15/2050	227	221

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	$149	$145
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	226	221
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
4.868%, 06/25/2035(B)	13	12
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
5.728%, 08/25/2035(B)	34	30
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	285	263
BMO Mortgage Trust, Ser 2022-C3, Cl A1
5.252%, 09/15/2054(B)	667	663
BPR Trust, Ser 2021-TY, Cl A
6.483%, TSFR1M + 1.164%, 09/15/2038(A)(B)	1,000	989
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	95	90
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	217	190
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	163	151
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	342	313
BSPRT Issuer, Ser 2022-FL8, Cl A
6.825%, SOFR30A + 1.500%, 02/15/2037(A)(B)	825	821
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	95	90
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(A)	113	111
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.085%, TSFR1M + 0.767%, 05/01/2038(A)(B)	775	767
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.132%, TSFR1M + 0.814%, 09/15/2036(A)(B)	540	534
BX Commercial Mortgage Trust, Ser SOAR, Cl B
6.303%, TSFR1M + 0.984%, 06/15/2038(A)(B)	494	488

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commerical Mortgage Trust, Ser 2021-MFM1, Cl B
6.383%, TSFR1M + 1.064%, 01/15/2034(A)(B)	$475	$470
BX Trust, Ser 2021-LGCY, Cl A
5.939%, TSFR1M + 0.620%, 10/15/2036(A)(B)	1,200	1,180
BX Trust, Ser 2022-LBA6, Cl A
6.318%, TSFR1M + 1.000%, 01/15/2039(A)(B)	670	665
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	475	462
CFMT LLC, Ser 2022-EBO2, Cl A
3.169%, 07/25/2054(A)(B)	12	11
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
6.522%, SOFR30A + 1.200%, 02/25/2050(A)(B)	441	432
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.705%, TSFR1M + 0.654%, 02/25/2035(B)	5	5
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	521	514
Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl AAB
3.470%, 09/15/2048	273	269
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	89	87
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.645%, 09/25/2034(B)	8	7
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
5.294%, 03/25/2036(B)	47	35
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.160%, 02/25/2058(A)(B)	141	136
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	282	245
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065(A)(B)	5	5
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	147	131
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	53	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	$389	$315
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	519	409
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	160	139
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	870	690
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	782	644
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	412	348
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	699	569
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(A)(C)	547	503
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	429	360
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	419	353
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	690	559
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	113	104
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	156	134
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	52	47
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	88	73
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	284	227
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
6.134%, TSFR1M + 0.815%, 11/15/2038(A)(B)	1,059	1,048
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.813%, TSFR1M + 1.494%, 07/15/2038(A)(B)	458	457

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
11.336%, SOFR30A + 6.014%, 10/25/2028(B)	$251	$266
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(A)(C)	100	91
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(B)	519	476
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	313	253
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	428	354
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	1,203	952
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.644%, 11/19/2035(B)	87	71
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	154	150
GS Mortgage Securities Trust, Ser 2017-GS8, Cl AAB
3.313%, 11/10/2050	355	345
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
5.094%, 07/25/2035(B)	95	49
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.677%, 05/25/2037(B)	78	42
Impac CMB Trust, Ser 2004-9, Cl 1A1
6.195%, TSFR1M + 0.874%, 01/25/2035(B)	14	13
Impac CMB Trust, Ser 2005-2, Cl 1A1
5.955%, TSFR1M + 0.634%, 04/25/2035(B)	18	16
Impac CMB Trust, Ser 2005-3, Cl A1
5.915%, TSFR1M + 0.594%, 08/25/2035(B)	21	19
Impac CMB Trust, Ser 2005-5, Cl A1
6.075%, TSFR1M + 0.434%, 08/25/2035(B)	14	12
Impac CMB Trust, Ser 2005-8, Cl 1A
5.955%, TSFR1M + 0.634%, 02/25/2036(B)	44	39
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	564	477
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	395	320
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	396	323

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	$95	$93
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
4.981%, 08/25/2035(B)	17	14
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.509%, 05/25/2037(B)	38	32
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.742%, 10/25/2029(A)(B)	868	827
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
6.185%, TSFR1M + 0.864%, 04/25/2046(A)(B)	125	120
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
6.622%, SOFR30A + 1.300%, 03/25/2051(A)(B)	851	803
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)	512	511
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
4.023%, 06/25/2037(B)	52	31
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	84	78
MF1, Ser 2022-FL8, Cl A
6.666%, TSFR1M + 1.350%, 02/19/2037(A)(B)	750	745
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	76	71
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	101	90
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	196	180
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	323	272
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
6.533%, TSFR1M + 1.215%, 04/15/2038(A)(B)	1,720	1,707
MHP, Ser 2021-STOR, Cl A
6.133%, TSFR1M + 0.814%, 07/15/2038(A)(B)	325	322
MHP, Ser 2022-MHIL, Cl A
6.132%, TSFR1M + 0.815%, 01/15/2027(A)(B)	356	352
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	488	479

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	$50	$49
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058(A)(B)	97	96
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	1,513	1,457
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	241	224
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl ASB
3.150%, 03/15/2048	73	73
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl ASB
3.436%, 12/15/2049	1,312	1,264
Morgan Stanley Capital I Trust, Ser 2018-H3, Cl ASB
4.120%, 07/15/2051	257	251
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	1,000	995
MortgageIT Trust, Ser 2005-5, Cl A1
5.955%, TSFR1M + 0.634%, 12/25/2035(B)	37	35
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	126	119
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	299	280
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.874%, 09/25/2057(A)(B)	131	120
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	54	50
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(B)	230	210
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	93	87
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	115	104
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	611	512

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2018-1, Cl A2
6.085%, TSFR1M + 0.764%, 06/25/2057(A)(B)	$22	$21
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	596	467
Paragon Mortgages, Ser 2006-12A, Cl A2C
5.789%, US0003M + 0.220%, 11/15/2038(A)(B)	55	54
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(A)(C)	206	184
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.916%, 07/27/2037(B)	58	42
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	37	35
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
5.974%, TSFR1M + 0.654%, 01/20/2035(B)	6	6
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	10	10
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	877	702
SREIT Trust, Ser 2021-MFP, Cl B
6.512%, TSFR1M + 1.194%, 11/15/2038(A)(B)	861	853
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	278	241
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	18	17
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	53	49
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	137	123
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	527	426
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	357	306
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056(A)(B)	14	14
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	577	552

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
5.910%, TSFR1M + 0.714%, 02/25/2057(A)(B)	$95	$96
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	65	62
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	261	253
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(B)	362	351
Towd Point Mortgage Trust, Ser 2019-HY3, Cl A1A
6.435%, TSFR1M + 1.114%, 10/25/2059(A)(B)	187	188
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	608	569
TTAN, Ser 2021-MHC, Cl B
6.533%, TSFR1M + 1.214%, 03/15/2038(A)(B)	592	585
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl ASB
3.215%, 08/15/2050	176	170
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl ASB
3.366%, 10/15/2050	594	576
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	182	176
Vantage Data Centers Issuer LLC, Ser 2019-1A, Cl A2
3.188%, 07/15/2044(A)	621	613
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(A)(C)	51	49
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(B)	71	69
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(A)(C)	23	22
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(A)(C)	112	105
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	286	249
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	219	190
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	293	252
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	321	289

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	$426	$375
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	262	232
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.554%, 03/25/2036(B)	62	54
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	170	166
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	206	202
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl ASB
2.827%, 11/15/2049	294	288
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl ASB
3.212%, 09/15/2050	343	332
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl ASB
3.390%, 11/15/2050	109	105

		47,720
Total Mortgage-Backed Securities
(Cost $68,626) ($ Thousands)		64,947

U.S. TREASURY OBLIGATIONS — 8.1%
U.S. Treasury Bills
5.414%, 05/16/2024 (D)	2,000	1,978
5.248%, 06/04/2024 (D)	4,850	4,782
0.000%, 07/02/2024 (D)	2,500	2,457
U.S. Treasury Notes
4.000%, 12/15/2025	7,300	7,211
2.000%, 04/30/2024	4,525	4,501
1.750%, 12/31/2024	3,325	3,234
0.250%, 06/15/2024	6,000	5,912
0.250%, 09/30/2025	10,720	9,987

Total U.S. Treasury Obligations
(Cost $40,112) ($ Thousands)		40,062

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
FHLMC
4.320%, 03/21/2025	$2,450	$2,425
4.050%, 07/21/2025	2,400	2,365
4.050%, 08/28/2025	1,140	1,125
4.000%, 12/30/2024	1,245	1,233
4.000%, 02/28/2025	2,350	2,323
2.250%, 03/25/2025	2,150	2,089
FHLMC MTN
5.080%, 10/25/2024	1,950	1,947
FNMA
3.875%, 08/28/2024	2,225	2,207

Total U.S. Government Agency Obligations
(Cost $15,910) ($ Thousands)		15,714

MUNICIPAL BONDS — 0.7%
Florida — 0.2%
County of Miami-Dade Florida Aviation Revenue, Ser B, RB
2.504%, 10/01/2024	795	782

Ohio — 0.2%
Buckeye Tobacco Settlement Financing Authority
1.709%, 06/01/2024	800	793

Texas — 0.3%
City of San Antonio Texas, GO
5.635%, 02/01/2026	1,650	1,661

Total Municipal Bonds
(Cost $3,223) ($ Thousands)		3,236

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	4,044,551	$4,045

Total Cash Equivalent
(Cost $4,045) ($ Thousands)		4,045

	Face Amount (Thousands)
REPURCHASE AGREEMENTS(E) — 2.2%
Barclays
5.300%, dated 2/29/2024 to be repurchased on 3/1/2024, repurchase price $5,600,829 (collateralized by U.S. Government Agencies, par value $5,448,200, 4.875%, 10/31/2030, with a total market value of $5,712,086)	$5,600	5,600
BNP Paribas
5.300%, dated 2/29/2024 to be repurchased on 3/1/2024, repurchase price $5,600,829 (collateralized by various U.S. Government Agencies, ranging in par value $1,023 - $4,300,480, 2.240% - 6.000%, 10/01/2028 - 02/01/2054, with a total market value of $5,712,000)	5,600	5,600

Total Repurchase Agreements
(Cost $11,200) ($ Thousands)		11,200

Total Investments in Securities — 101.3%
(Cost $507,832) ($ Thousands)		$504,106

A list of the open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	34	Jun-2024	$6,958	$6,962	$4

Short Contracts
U.S. 5-Year Treasury Note	(23)	Jun-2024	$(2,455)	$(2,459)	$(4)
U.S. 10-Year Treasury Note	(41)	Jun-2024	(4,528)	(4,528)	–
			(6,983)	(6,987)	(4)
			$(25)	$(25)	$–

Percentages are based on Net Assets of $497,867 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2024, the value of these securities amounted to $214,136 ($ Thousands), representing 43.0% of the Net Assets of the Fund.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Ultra Short Duration Bond Fund (Concluded)

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Tri-Party Repurchase Agreement.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024:

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,166	$214,687	$(211,808)	$—	$—	$4,045	$201	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 90.3%
Angola — 0.8%
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		$3,080	$2,888
Angolan Government International Bond
9.375%, 05/08/2048		4,933	4,025
8.750%, 04/14/2032		5,943	5,207
8.750%, 04/14/2032 (A)		516	452
8.250%, 05/09/2028		896	823
8.250%, 05/09/2028 (A)		430	395
Angolan Government International Bond MTN
8.000%, 11/26/2029		207	183
			13,973

Argentina — 1.3%
Argentine Republic Government International Bond
4.250%, 07/09/2024 (B)		4,050	1,686
3.625%, 07/09/2024 (B)		5,000	1,949
3.625%, 07/09/2024 (B)		14,126	5,235
3.500%, 07/09/2041 (B)		10,878	3,908
1.000%, 07/09/2029		1,410	653
0.750%, 07/09/2027 (B)		11,324	5,195
0.500%, 07/09/2029	EUR	13	6
0.125%, 07/09/2030		781	357
Provincia de Buenos Aires MTN
6.375%, 09/01/2024 (B)		$6,423	2,473
4.000%, 09/01/2024 (B)	EUR	977	276
Provincia de Cordoba
6.875%, 12/10/2025 (A)(B)		$481	404
YPF
9.500%, 01/17/2031 (A)		802	808
			22,950

Armenia — 0.1%
Armenia International Bond
3.950%, 09/26/2029		250	215
3.600%, 02/02/2031		2,172	1,754
			1,969

Austrailia — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		323	280

Azerbaijan — 0.6%
Azerbaijan International Bond
5.125%, 09/01/2029		1,892	1,822
Southern Gas Corridor CJSC
6.875%, 03/24/2026		5,219	5,271
6.875%, 03/24/2026 (A)		512	517
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		2,911	2,981
6.950%, 03/18/2030		200	205
			10,796

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bahamas — 0.2%
Bahamas Government International Bond
9.000%, 06/16/2029		$1,500	$1,436
8.950%, 10/15/2032		1,200	1,125
6.000%, 11/21/2028		950	835
			3,396

Bahrain — 1.0%
Bahrain Government International Bond
7.750%, 04/18/2035 (A)		388	402
7.500%, 02/12/2036 (A)		1,624	1,647
7.000%, 01/26/2026		221	222
5.450%, 09/16/2032		2,564	2,311
Bahrain Government International Bond MTN
6.250%, 01/25/2051		10,800	8,728
4.250%, 01/25/2028		1,208	1,117
Bapco Energies BSCC
8.375%, 11/07/2028		600	643
8.375%, 11/07/2028 (A)		600	644
CBB International Sukuk Programme WLL
6.000%, 02/12/2031 (A)		713	713
3.875%, 05/18/2029 (A)		1,359	1,233
3.875%, 05/18/2029		768	697
			18,357

Benin — 0.1%
Benin Government International Bond
7.960%, 02/13/2038 (A)		930	901
6.875%, 01/19/2052	EUR	115	100
4.950%, 01/22/2035		1,321	1,149
4.875%, 01/19/2032		156	140
			2,290

Bermuda — 0.1%
Bermuda Government International Bond
5.000%, 07/15/2032		$592	567
4.750%, 02/15/2029		1,374	1,329
2.375%, 08/20/2030		306	255
			2,151

Bolivia — 0.0%
Bolivian Government International Bond
4.500%, 03/20/2028		883	511

Brazil — 4.4%
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,100	1,078
5.333%, 02/15/2028		116	114
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	435	384
6.000%, 08/15/2050		855	758
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2025		14,229	2,862
10.000%, 01/01/2027		60,571	12,176

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
10.000%, 01/01/2029	BRL	122,303	$24,232
10.000%, 01/01/2031		21,246	4,146
Brazil Notas do Tesouro Nacional Serie B
6.000%, 05/15/2035		390	342
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033		55,065	10,645
Brazilian Government International Bond
7.125%, 05/13/2054		$1,716	1,715
6.250%, 03/18/2031		227	230
6.125%, 03/15/2034		5,046	4,985
6.000%, 10/20/2033		1,929	1,909
5.625%, 02/21/2047		1,390	1,182
5.000%, 01/27/2045		200	158
4.750%, 01/14/2050		5,661	4,182
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		232	215
CSN Resources (A)
8.875%, 12/05/2030		583	598
4.625%, 06/10/2031		804	647
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (A)		1,287	1,166
7.250%, 06/30/2031		399	362
MV24 Capital BV
6.748%, 06/01/2034		2,258	2,118
6.748%, 06/01/2034 (A)		518	486
Nexa Resources
5.375%, 05/04/2027 (A)		2,221	2,143
Suzano Austria GmbH
7.000%, 03/16/2047 (A)		572	593
6.000%, 01/15/2029		406	406
			79,832

Cameroon — 0.1%
Cameroon International Bond
5.950%, 07/07/2032	EUR	2,223	1,765

Cayman Islands — 0.1%
Neon Capital MTN
2.216%, 01/06/2028 (C)(D)	JPY	228,755	1,396

Chile — 2.3%
ALFA Desarrollo SPA
4.550%, 09/27/2051 (A)		$352	262
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		781	735
Bonos de la Tesoreria de la Republica
3.400%, 10/01/2039 (A)	CLP	2,649,762	3,011
2.000%, 03/01/2035		146,100	142
1.900%, 09/01/2030		3,311,103	3,281
Bonos de la Tesoreria de la Republica en pesos
7.000%, 05/01/2034 (A)		516,535	585
6.000%, 04/01/2033 (A)		1,050,000	1,111

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.800%, 10/01/2034 (A)	CLP	3,825,000	$3,994
5.000%, 10/01/2028 (A)		1,400,000	1,417
5.000%, 03/01/2035		405,000	398
4.700%, 09/01/2030 (A)		2,100,000	2,071
4.500%, 03/01/2026		1,445,000	1,472
2.800%, 10/01/2033 (A)		625,000	523
Cencosud
4.375%, 07/17/2027 (A)		$1,553	1,494
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (A)		650	659
Chile Government International Bond
4.950%, 01/05/2036		1,724	1,662
4.850%, 01/22/2029		3,827	3,791
4.000%, 01/31/2052		625	489
3.250%, 09/21/2071		574	359
3.100%, 05/07/2041		997	730
2.550%, 01/27/2032		559	470
2.450%, 01/31/2031		273	232
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		500	330
3.068%, 08/18/2050		300	180
Empresa Nacional del Petroleo
6.150%, 05/10/2033		2,600	2,589
6.150%, 05/10/2033 (A)		218	217
4.500%, 09/14/2047		350	256
3.450%, 09/16/2031 (A)		504	423
Nacional del Cobre de Chile
6.440%, 01/26/2036 (A)		2,799	2,846
6.300%, 09/08/2053 (A)		298	288
5.950%, 01/08/2034		1,807	1,783
5.950%, 01/08/2034 (A)		2,721	2,685
5.125%, 02/02/2033 (A)		403	377
3.750%, 01/15/2031 (A)		234	206
3.700%, 01/30/2050 (A)		469	314
			41,382

China — 2.5%
China Government Bond
3.810%, 09/14/2050	CNY	3,900	665
3.720%, 04/12/2051		2,400	405
3.530%, 10/18/2051		13,060	2,143
3.280%, 12/03/2027		13,800	2,002
3.270%, 11/19/2030		9,100	1,339
3.190%, 04/15/2053		6,730	1,071
3.120%, 10/25/2052		9,230	1,428
3.010%, 05/13/2028		2,000	287
3.000%, 10/15/2053		5,000	770
2.910%, 10/14/2028		5,000	715
2.890%, 11/18/2031		3,000	431
2.880%, 02/25/2033		55,330	7,982
2.800%, 03/24/2029		4,700	668
2.800%, 03/25/2030		30,960	4,413
2.790%, 12/15/2029		2,000	285

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.790%, 12/15/2029	CNY	1,300	$185
2.750%, 06/15/2029		2,500	355
2.670%, 05/25/2033		12,700	1,805
2.640%, 01/15/2028		56,250	7,932
2.620%, 09/25/2029		4,000	564
2.620%, 06/25/2030		11,000	1,553
2.600%, 09/15/2030		3,000	423
2.600%, 09/01/2032		1,700	239
2.520%, 08/25/2033		2,000	281
China Government International Bond
1.950%, 12/03/2024		$4,731	4,619
1.250%, 10/26/2026 (A)		843	773
1.250%, 10/26/2026		200	183
0.550%, 10/21/2025		428	399
Meituan
3.050%, 10/28/2030		238	201
Powerchina Roadbridge Group British Virgin Islands
3.080% (C)(E)		423	401
Shimao Group Holdings
5.600%, 07/15/2026 (F)		2,542	107
5.200%, 01/30/2025 (F)		2,111	85
Tencent Holdings MTN
3.240%, 06/03/2050 (A)		400	269
			44,978

Colombia — 5.4%
AI Candelaria Spain (A)
7.500%, 12/15/2028		470	451
5.750%, 06/15/2033		1,280	1,015
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	1,952
9.850%, 06/28/2027		994,000	245
8.750%, 11/14/2053		$2,325	2,484
8.000%, 04/20/2033		4,069	4,255
8.000%, 11/14/2035		521	540
7.500%, 02/02/2034		2,352	2,372
6.125%, 01/18/2041		3,936	3,347
5.625%, 02/26/2044		5,155	4,027
5.200%, 05/15/2049		2,649	1,916
5.000%, 06/15/2045		8,358	5,978
4.125%, 02/22/2042		2,128	1,416
4.125%, 05/15/2051		1,621	990
3.000%, 01/30/2030		666	545
Colombian TES
13.250%, 02/09/2033	COP	10,501,400	3,180
9.250%, 05/28/2042		7,836,400	1,777
7.750%, 09/18/2030		14,954,300	3,515
7.500%, 08/26/2026		23,430,500	5,765
7.250%, 10/18/2034		37,869,500	7,915
7.250%, 10/26/2050		6,253,600	1,125
7.000%, 03/26/2031		24,585,300	5,467
7.000%, 03/26/2031		1,757,100	392

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.000%, 06/30/2032	COP	44,177,800	$9,492
6.250%, 07/09/2036		3,903,100	723
6.000%, 04/28/2028		58,221,700	13,302
5.750%, 11/03/2027		20,916,300	4,792
Ecopetrol
8.875%, 01/13/2033		$520	547
8.375%, 01/19/2036		1,303	1,308
6.875%, 04/29/2030		686	668
5.875%, 11/02/2051		2,004	1,418
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	4,600,000	1,029
7.625%, 09/10/2024		2,224,000	543
7.625%, 09/10/2024		1,827,000	446
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,408,000	349
7.875%, 08/12/2024		1,095,000	272
Grupo Aval
4.375%, 02/04/2030 (A)		$1,083	894
PA Autopista Rio Magalena
6.050%, 06/15/2036		3,448,381	697
			97,149

Costa Rica — 0.6%
Costa Rica Government International Bond
7.300%, 11/13/2054 (A)		4,557	4,801
7.158%, 03/12/2045		1,400	1,449
7.000%, 04/04/2044		420	430
7.000%, 04/04/2044		250	256
6.550%, 04/03/2034 (A)		1,909	1,964
6.550%, 04/03/2034		1,356	1,395
			10,295

Côte d'Ivoire — 0.6%
Ivory Coast Government International Bond
8.250%, 01/30/2037 (A)		2,075	2,026
6.875%, 10/17/2040	EUR	3,934	3,519
6.625%, 03/22/2048		3,444	2,901
6.625%, 03/22/2048		883	744
5.750%, 12/31/2032 (B)		$224	211
5.250%, 03/22/2030	EUR	1,871	1,840
4.875%, 01/30/2032		520	471
			11,712

Czechia — 1.8%
Czech Republic Government Bond
6.200%, 06/16/2031	CZK	18,270	906
6.000%, 02/26/2026		52,050	2,326
5.500%, 12/12/2028		41,220	1,906
5.000%, 09/30/2030		21,400	984
4.900%, 04/14/2034		9,660	448
4.200%, 12/04/2036		12,390	545
3.500%, 05/30/2035		16,940	699
2.750%, 07/23/2029		29,610	1,210
2.500%, 08/25/2028		193,090	7,861

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.400%, 09/17/2025	CZK	18,270	$765
2.000%, 10/13/2033		175,500	6,428
1.950%, 07/30/2037		7,800	265
1.750%, 06/23/2032		39,200	1,438
1.500%, 04/24/2040		8,730	264
1.200%, 03/13/2031		18,790	681
1.000%, 06/26/2026		77,590	3,116
0.950%, 05/15/2030		47,180	1,716
0.250%, 02/10/2027		29,920	1,158
0.050%, 11/29/2029		15,750	550
			33,266

Dominican Republic — 1.7%
Dominican Republic Central Bank Notes
13.000%, 12/05/2025 (A)	DOP	405,090	7,124
Dominican Republic International Bond
13.625%, 02/03/2033 (A)		9,000	187
11.250%, 09/15/2035 (A)		46,950	873
9.750%, 06/05/2026		24,700	423
7.050%, 02/03/2031		$7,339	7,566
6.850%, 01/27/2045		9,906	9,732
6.400%, 06/05/2049		750	701
6.000%, 02/22/2033		903	875
5.875%, 01/30/2060		4,838	4,076
			31,557

Ecuador — 1.0%
Ecuador Government International Bond
6.000%, 07/31/2024 (B)		3,020	1,839
6.000%, 07/31/2024 (A)(B)		4,634	2,821
3.500%, 07/31/2024 (A)(B)		3,646	1,738
3.500%, 07/31/2024 (B)		19,627	9,356
2.500%, 07/31/2024 (B)		2,180	948
2.500%, 07/31/2024 (A)(B)		1,327	577
0.000%, 07/31/2030 (A)(G)		949	383
0.000%, 07/31/2030 (G)		271	109
			17,771

Egypt — 1.4%
Egypt Government Bond
14.664%, 10/06/2030	EGP	7,247	139
Egypt Government International Bond
8.875%, 05/29/2050		$7,675	6,116
8.700%, 03/01/2049		6,800	5,351
8.700%, 03/01/2049 (A)		254	200
8.500%, 01/31/2047		5,044	3,908
7.625%, 05/29/2032		7,032	5,980
Egypt Government International Bond MTN
7.300%, 09/30/2033		1,544	1,258
6.375%, 04/11/2031	EUR	2,420	2,147
5.625%, 04/16/2030		1,081	950
			26,049

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
El Salvador — 0.6%
El Salvador Government International Bond
9.500%, 07/15/2052		$9,263	$7,688
8.250%, 04/10/2032		1,006	834
7.650%, 06/15/2035		563	426
7.125%, 01/20/2050		1,500	1,024
6.375%, 01/18/2027 (A)		396	341
			10,313

Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024		1,521	1,045
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)		545	375
			1,420

Gabon — 0.1%
Gabon Government International Bond
7.000%, 11/24/2031 (A)		930	758
7.000%, 11/24/2031		233	190
6.950%, 06/16/2025 (A)		588	566
6.375%, 12/12/2024 (A)		233	227
			1,741

Ghana — 0.8%
Ghana Government International Bond
10.750%, 10/14/2030 (A)		976	608
10.750%, 10/14/2030		6,725	4,188
8.950%, 03/26/2051		2,983	1,264
8.875%, 05/07/2042		1,416	599
8.750%, 03/11/2061		1,039	439
8.627%, 06/16/2049		902	377
8.625%, 04/07/2034		5,135	2,182
7.875%, 02/11/2035		2,047	875
7.750%, 04/07/2029		1,321	565
7.625%, 05/16/2029		1,276	544
6.375%, 02/11/2027		403	174
Republic of Ghana Government Bonds
10.000%, 02/02/2038	GHS	681	20
9.850%, 02/03/2037		676	20
9.700%, 02/05/2036		676	20
9.550%, 02/06/2035		676	20
9.400%, 02/07/2034		676	20
9.250%, 02/08/2033		2,989	93
9.100%, 02/10/2032		2,988	97
8.950%, 02/11/2031		10,336	352
8.800%, 02/12/2030		14,411	526
8.650%, 02/13/2029		20,532	815
8.500%, 02/15/2028		5,118	225
8.350%, 02/16/2027		10,015	498
			14,521

Guatemala — 0.6%
CT Trust
5.125%, 02/03/2032 (A)		$340	306

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Guatemala Government Bond
7.050%, 10/04/2032 (A)		$1,000	$1,051
7.050%, 10/04/2032		463	486
6.600%, 06/13/2036		2,327	2,347
6.600%, 06/13/2036 (A)		2,503	2,525
6.125%, 06/01/2050		3,282	2,995
5.375%, 04/24/2032		560	534
3.700%, 10/07/2033		855	699
			10,943

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		479	459
5.625%, 06/24/2030		1,843	1,608
			2,067

Hong Kong — 0.0%
NWD
4.125%, 07/18/2029		482	367

Hungary — 3.1%
Hungary Government Bond
9.500%, 10/21/2026	HUF	1,241,960	3,677
6.750%, 10/22/2028		4,382,370	12,363
5.500%, 06/24/2025		454,160	1,241
4.750%, 11/24/2032		3,533,020	8,772
4.500%, 03/23/2028		1,960,470	5,098
4.500%, 05/27/2032		122,670	301
3.250%, 10/22/2031		389,450	884
3.000%, 10/27/2027		560,260	1,390
3.000%, 08/21/2030		315,730	727
3.000%, 10/27/2038		1,050,520	1,968
3.000%, 04/25/2041		407,260	726
2.250%, 04/20/2033		728,990	1,457
2.000%, 05/23/2029		1,100,470	2,489
Hungary Government International Bond
6.750%, 09/25/2052 (A)		$2,372	2,513
6.125%, 05/22/2028		2,858	2,915
6.125%, 05/22/2028 (A)		1,228	1,253
5.500%, 03/26/2036 (A)		2,342	2,248
3.125%, 09/21/2051		4,867	3,020
3.125%, 09/21/2051 (A)		584	362
2.125%, 09/22/2031 (A)		1,838	1,434
Magyar Export-Import Bank Zrt
6.000%, 05/16/2029	EUR	403	457
MVM Energetika Zrt
7.500%, 06/09/2028		$1,450	1,499
			56,794

India — 0.4%
Adani Electricity Mumbai
3.949%, 02/12/2030 (A)		628	538
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		964	802

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Export-Import Bank of India
5.500%, 01/18/2033		$875	$881
Export-Import Bank of India MTN
3.250%, 01/15/2030		545	487
2.250%, 01/13/2031		1,252	1,029
Greenko Power II
4.300%, 12/13/2028		639	585
Power Finance MTN
3.950%, 04/23/2030 (A)		486	442
Reliance Industries (A)
3.625%, 01/12/2052		686	498
2.875%, 01/12/2032		625	529
Vedanta Resources Finance II
13.875%, 12/09/2028		882	813
			6,604

Indonesia — 5.7%
Indonesia Asahan Aluminium
5.800%, 05/15/2050 (A)		1,683	1,549
Indonesia Government International Bond
8.500%, 10/12/2035		960	1,214
8.500%, 10/12/2035		400	506
5.650%, 01/11/2053		4,120	4,228
5.100%, 02/10/2054		2,053	1,964
4.850%, 01/11/2033		2,710	2,655
4.700%, 02/10/2034		819	796
4.650%, 09/20/2032		2,109	2,030
4.550%, 01/11/2028		2,192	2,154
4.400%, 03/10/2029		624	607
3.550%, 03/31/2032		613	548
2.850%, 02/14/2030		2,667	2,363
1.400%, 10/30/2031	EUR	1,430	1,298
1.300%, 03/23/2034		332	281
1.100%, 03/12/2033		800	683
Indonesia Government International Bond MTN
3.750%, 06/14/2028		512	554
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	34,386,000	2,419
8.750%, 05/15/2031		41,978,000	3,001
8.375%, 03/15/2034		22,103,000	1,587
8.375%, 04/15/2039		69,773,000	5,079
8.250%, 05/15/2029		46,724,000	3,200
8.250%, 05/15/2036		102,364,000	7,330
8.125%, 05/15/2024		36,984,000	2,359
7.500%, 08/15/2032		32,410,000	2,181
7.500%, 06/15/2035		37,344,000	2,528
7.500%, 04/15/2040		33,556,000	2,266
7.125%, 06/15/2038		68,316,000	4,475
7.125%, 06/15/2042		25,817,000	1,686
7.125%, 06/15/2043		18,742,000	1,226
7.000%, 05/15/2027		27,100,000	1,753
7.000%, 09/15/2030		62,341,000	4,059

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.000%, 02/15/2033	IDR	77,564,000	$5,080
6.875%, 04/15/2029		66,041,000	4,270
6.875%, 08/15/2051		12,626,000	799
6.625%, 05/15/2033		8,461,000	538
6.625%, 02/15/2034		61,556,000	3,904
6.500%, 06/15/2025		12,559,000	800
6.500%, 02/15/2031		40,160,000	2,535
6.375%, 08/15/2028		78,815,000	5,002
6.375%, 04/15/2032		19,045,000	1,196
6.375%, 07/15/2037		2,200,000	138
5.125%, 04/15/2027		30,236,000	1,858
Medco Bell Pte
6.375%, 01/30/2027 (A)		$626	608
Minejesa Capital BV
5.625%, 08/10/2037 (A)		1,448	1,263
5.625%, 08/10/2037		800	698
Perusahaan Perseroan Persero Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	1,143	1,001
1.875%, 11/05/2031		350	306
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$770	746
5.250%, 10/24/2042		1,097	982
5.250%, 05/15/2047		710	621
4.375%, 02/05/2050 (A)		355	270
3.375%, 02/05/2030		206	183
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		1,015	983
			102,360

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		1,873	1,746

Israel — 0.2%
Israel Electric
8.100%, 12/15/2096		2,000	2,282
Israel Government International Bond
4.500%, 01/17/2033		682	633
4.500%, 04/03/2120		1,243	907
Leviathan Bond
6.750%, 06/30/2030 (A)		470	429
			4,251

Jamaica — 0.2%
Jamaica Government International Bond
9.625%, 11/03/2030	JMD	544,000	3,679

Jordan — 0.4%
Jordan Government International Bond
7.500%, 01/13/2029 (A)		$1,954	1,927
7.500%, 01/13/2029		668	659

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.375%, 10/10/2047	$4,512	$3,901
		6,487

Kazakhstan — 0.6%
Kazakhstan Government International Bond
4.875%, 10/14/2044	2,224	2,079
KazMunayGas National JSC
6.375%, 10/24/2048 (A)	2,318	2,107
6.375%, 10/24/2048	1,150	1,045
5.750%, 04/19/2047 (A)	3,649	3,093
5.375%, 04/24/2030 (A)	345	334
KazMunayGas National JSC MTN
5.375%, 04/24/2030	1,420	1,376
QazaqGaz NC JSC
4.375%, 09/26/2027	634	591
4.375%, 09/26/2027 (A)	533	496
Tengizchevroil Finance International
3.250%, 08/15/2030 (A)	630	514
		11,635

Kenya — 0.3%
Kenya Government International Bond
8.250%, 02/28/2048	3,887	3,164
7.000%, 05/22/2027	494	472
Republic of Kenya Government International Bond
9.750%, 02/16/2031 (A)	2,404	2,399
		6,035

Kuwait — 0.0%
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (A)(C)(E)	693	663

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034 (F)	11,222	670
Lebanon Government International Bond MTN
8.250%, 04/12/2021 (F)	6,521	392
7.000%, 03/20/2028 (F)	2,671	155
6.850%, 05/25/2029 (F)	522	31
6.650%, 11/03/2028 (F)	3,507	207
6.650%, 02/26/2030 (F)	2,063	122
6.600%, 11/27/2026 (F)	2,400	139
6.400%, 05/26/2023 (F)	2,645	159
6.375%, 12/31/2023 (F)	5,235	310
6.250%, 05/27/2022 (F)	409	24
6.150%, 12/31/2023 (F)	4,039	234
6.100%, 10/04/2022 (F)	2,965	172
6.100%, 10/04/2022 (F)	2,501	145
5.800%, 04/14/2023 (F)	6,282	366
		3,126

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Macedonia — 0.1%
North Macedonia Government International Bond
1.625%, 03/10/2028	EUR	2,000	$1,874

Malaysia — 5.3%
Khazanah Capital MTN
4.876%, 06/01/2033		$753	736
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		1,310	1,289
Malaysia Government Bond
5.248%, 09/15/2028	MYR	5,684	1,277
4.935%, 09/30/2043		1,200	280
4.921%, 07/06/2048		373	87
4.893%, 06/08/2038		13,229	3,048
4.762%, 04/07/2037		3,291	748
4.696%, 10/15/2042		22,971	5,214
4.642%, 11/07/2033		1,988	444
4.504%, 04/30/2029		10,681	2,338
4.498%, 04/15/2030		13,136	2,877
4.457%, 03/31/2053		2,350	515
4.254%, 05/31/2035		14,905	3,230
4.232%, 06/30/2031		2,000	432
4.181%, 07/15/2024		22	5
4.065%, 06/15/2050		15,006	3,093
3.955%, 09/15/2025		45,471	9,649
3.906%, 07/15/2026		29,776	6,332
3.900%, 11/30/2026		8,056	1,715
3.899%, 11/16/2027		14,200	3,026
3.885%, 08/15/2029		23,887	5,085
3.882%, 03/14/2025		8,724	1,848
3.828%, 07/05/2034		49,153	10,303
3.757%, 05/22/2040		25,217	5,138
3.733%, 06/15/2028		25,480	5,388
3.582%, 07/15/2032		16,060	3,313
3.519%, 04/20/2028		9,638	2,025
3.502%, 05/31/2027		8,733	1,839
2.632%, 04/15/2031		26,689	5,217
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	434
4.119%, 11/30/2034		5,418	1,160
4.070%, 09/30/2026		14,000	2,987
Petronas Capital MTN
3.500%, 04/21/2030		$1,427	1,303
3.404%, 04/28/2061		2,186	1,477
2.480%, 01/28/2032		2,690	2,227
			96,079

Mexico — 7.6%
America Movil
7.125%, 12/09/2024	MXN	23,310	1,316
Cemex (E)
9.125%, H15T5Y + 5.157% (A)(C)		$774	825

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.125%, H15T5Y + 5.157% (C)		$360	$384
5.125%, H15T5Y + 4.534% (A)(C)		277	264
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,852
6.264%, 02/15/2052 (A)		$405	352
4.750%, 02/23/2027 (A)		6	6
4.688%, 05/15/2029 (A)		957	906
3.875%, 07/26/2033		800	656
3.348%, 02/09/2031 (A)		605	510
Mexican Bonos
10.000%, 12/05/2024	MXN	42,087	2,447
8.500%, 05/31/2029		257,007	14,632
8.500%, 11/18/2038		193,200	10,655
8.000%, 05/24/2035		16,500	883
8.000%, 11/07/2047		108,597	5,556
8.000%, 07/31/2053		53,638	2,726
7.750%, 05/29/2031		340,674	18,455
7.750%, 11/13/2042		120,258	6,072
7.500%, 06/03/2027		222,079	12,298
7.500%, 05/26/2033		53,358	2,803
7.000%, 09/03/2026		5,058	278
5.750%, 03/05/2026		19,946	1,080
5.750%, 03/05/2026		123,482	6,685
5.500%, 03/04/2027		31,040	1,632
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$858	713
Mexico Government International Bond
6.400%, 05/07/2054		1,818	1,789
6.000%, 05/07/2036		1,901	1,892
2.659%, 05/24/2031		2,742	2,266
Mexico Government International Bond MTN
5.750%, 10/12/2110		3,170	2,719
5.625%, 03/19/2114	GBP	8,500	8,149
Minera Mexico
4.500%, 01/26/2050 (A)		$660	509
Petroleos Mexicanos
10.000%, 02/07/2033		1,643	1,596
7.690%, 01/23/2050		14,329	9,863
6.625%, 06/15/2035		3,640	2,662
6.625%, 06/15/2038		205	141
6.375%, 01/23/2045		1,430	895
5.950%, 01/28/2031		574	446
Petroleos Mexicanos MTN
6.750%, 09/21/2047		7,344	4,667
Poinsettia Finance
6.625%, 06/17/2031		5,233	4,420
			137,000

Mongolia — 0.2%
Mongolia Government International Bond
8.650%, 01/19/2028 (A)		1,836	1,906
7.875%, 06/05/2029 (A)		878	895

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.875%, 06/05/2029	$650	$662
3.500%, 07/07/2027	470	416
		3,879

Morocco — 0.4%
Morocco Government International Bond
6.500%, 09/08/2033 (A)	2,713	2,778
6.500%, 09/08/2033	831	851
5.950%, 03/08/2028 (A)	2,161	2,179
4.000%, 12/15/2050	200	134
3.000%, 12/15/2032	204	162
OCP
5.125%, 06/23/2051 (A)	2,272	1,673
		7,777

Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031 (A)(B)	1,601	1,347
9.000%, 09/15/2031 (B)	400	335
		1,682

Nigeria — 0.8%
Nigeria Government International Bond
9.248%, 01/21/2049	1,260	1,139
8.747%, 01/21/2031	1,496	1,406
7.875%, 02/16/2032	1,402	1,232
7.696%, 02/23/2038	1,720	1,384
Nigeria Government International Bond MTN
8.375%, 03/24/2029	1,978	1,872
8.250%, 09/28/2051	3,324	2,690
7.375%, 09/28/2033	4,735	3,965
		13,688

Oman — 1.2%
EDO Sukuk
5.875%, 09/21/2033 (A)	1,397	1,416
Oman Government International Bond
7.375%, 10/28/2032 (A)	1,105	1,213
7.000%, 01/25/2051	1,952	2,018
6.750%, 10/28/2027 (A)	1,605	1,659
6.750%, 10/28/2027	5,611	5,801
6.750%, 01/17/2048	8,169	8,190
6.500%, 03/08/2047 (A)	897	882
6.500%, 03/08/2047	402	395
Oman Government International Bond MTN
6.000%, 08/01/2029 (A)	367	372
		21,946

Pakistan — 0.3%
Pakistan Government International Bond
8.250%, 09/30/2025	636	564
6.875%, 12/05/2027 (A)	1,073	821

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Pakistan Government International Bond MTN
8.875%, 04/08/2051		$4,583	$3,044
7.375%, 04/08/2031		1,557	1,098
			5,527

Panama — 1.4%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)		469	328
Banco Nacional de Panama
2.500%, 08/11/2030 (A)		320	242
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)		873	624
Panama Bonos del Tesoro
3.362%, 06/30/2031		3,215	2,490
Panama Government International Bond
9.375%, 04/01/2029		275	304
8.125%, 04/28/2034		699	732
8.000%, 03/01/2038		2,331	2,383
7.875%, 03/01/2057		1,477	1,451
7.500%, 03/01/2031		2,848	2,920
6.875%, 01/31/2036		342	323
6.853%, 03/28/2054		775	680
6.700%, 01/26/2036		1,180	1,113
6.400%, 02/14/2035		5,066	4,675
4.500%, 04/16/2050		3,101	2,008
4.500%, 04/01/2056		4,895	3,080
4.500%, 01/19/2063		1,771	1,097
Telecomunicaciones Digitales
4.500%, 01/30/2030 (A)		227	204
			24,654

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		850	791

Paraguay — 0.5%
Bioceanico Sovereign Certificate Ltd
0.000%, 06/05/2034		–	–
Paraguay Government International Bond
7.900%, 02/09/2031 (A)	PYG	22,253,000	3,102
6.000%, 02/09/2036 (A)		$1,739	1,742
5.850%, 08/21/2033 (A)		2,045	2,021
5.600%, 03/13/2048		767	679
5.400%, 03/30/2050		946	811
			8,355

Peru — 3.0%
ABY Transmission Sur
6.875%, 04/30/2043 (A)		302	306
Kallpa Generacion SA
4.125%, 08/16/2027 (A)		575	543

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Peru Government Bond
7.300%, 08/12/2033 (A)	PEN	11,138	$3,047
6.950%, 08/12/2031		1,384	376
6.900%, 08/12/2037		1,744	456
6.350%, 08/12/2028		848	234
6.150%, 08/12/2032		26,833	6,849
5.940%, 02/12/2029		9,151	2,445
5.400%, 08/12/2034		22,184	5,255
5.350%, 08/12/2040		3,082	684
Peruvian Government International Bond
8.200%, 08/12/2026		18	5
6.950%, 08/12/2031		15,750	4,275
6.900%, 08/12/2037		10,054	2,629
6.850%, 02/12/2042		882	230
6.350%, 08/12/2028		15,616	4,301
5.940%, 02/12/2029		13,804	3,688
5.400%, 08/12/2034		1,738	412
3.600%, 01/15/2072		$1,900	1,241
3.230%, 07/28/2121		586	333
2.783%, 01/23/2031		5,313	4,516
1.950%, 11/17/2036	EUR	2,211	1,825
1.250%, 03/11/2033		2,008	1,708
Petroleos del Peru
5.625%, 06/19/2047 (A)		$1,432	975
5.625%, 06/19/2047		11,766	8,008
4.750%, 06/19/2032 (A)		904	707
			55,048

Philippines — 0.9%
Philippine Government Bond
6.750%, 09/15/2032	PHP	64,970	1,192
6.625%, 08/17/2033		15,160	276
6.250%, 01/25/2034		44,800	796
Philippine Government International Bond
5.500%, 01/17/2048		$1,709	1,721
5.170%, 10/13/2027		1,037	1,041
5.000%, 07/17/2033		1,612	1,599
2.950%, 05/05/2045		1,200	826
2.650%, 12/10/2045		2,966	1,921
1.950%, 01/06/2032		6,176	4,905
1.750%, 04/28/2041	EUR	496	372
1.648%, 06/10/2031		$1,309	1,036
			15,685

Poland — 3.6%
Bank Gospodarstwa Krajowego
6.250%, 10/31/2028		200	208
Bank Gospodarstwa Krajowego MTN
5.375%, 05/22/2033		575	569
5.125%, 02/22/2033	EUR	954	1,112
0.500%, 07/08/2031		140	117
Poland Government Bond
7.500%, 07/25/2028	PLN	38,645	10,567
3.750%, 05/25/2027		18,320	4,416

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.250%, 07/25/2025	PLN	4,776	$1,168
2.750%, 04/25/2028		852	195
2.750%, 10/25/2029		14,340	3,183
2.500%, 07/25/2026		20,124	4,760
2.500%, 07/25/2027		15,440	3,567
1.750%, 04/25/2032		54,521	10,559
1.250%, 10/25/2030		22,550	4,434
Poland Government International Bond
5.500%, 11/16/2027		$988	1,011
Republic of Poland Government Bond
6.000%, 10/25/2033	PLN	42,117	11,085
Republic of Poland Government International Bond
5.500%, 04/04/2053		$2,420	2,408
4.875%, 10/04/2033		5,943	5,809
4.125%, 01/11/2044	EUR	328	351
3.625%, 01/11/2034		376	404
			65,923

Qatar — 0.6%
Qatar Government International Bond
4.817%, 03/14/2049		$5,114	4,719
4.500%, 04/23/2028		5,622	5,594
QatarEnergy (A)
3.300%, 07/12/2051		382	264
3.125%, 07/12/2041		466	342
			10,919

Romania — 2.3%
Romania Government Bond
8.750%, 10/30/2028	RON	4,100	976
8.000%, 04/29/2030		5,270	1,237
7.900%, 02/24/2038		965	233
7.350%, 04/28/2031		995	227
6.700%, 02/25/2032		15,350	3,381
4.850%, 07/25/2029		1,155	234
4.750%, 10/11/2034		1,860	349
4.150%, 01/26/2028		965	196
3.250%, 06/24/2026		4,730	969
2.500%, 10/25/2027		17,540	3,366
Romanian Government International Bond
7.125%, 01/17/2033 (A)		$3,317	3,489
7.125%, 01/17/2033		244	257
6.375%, 01/30/2034 (A)		5,060	5,024
5.875%, 01/30/2029 (A)		1,314	1,303
4.000%, 02/14/2051		2,298	1,585
3.000%, 02/14/2031 (A)		940	780
Romanian Government International Bond MTN
7.625%, 01/17/2053		4,864	5,287
6.375%, 09/18/2033	EUR	1,161	1,323
5.625%, 02/22/2036		939	998
5.625%, 02/22/2036 (A)		400	425
3.875%, 10/29/2035		1,450	1,324

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.750%, 02/07/2034	EUR	5,622	$5,240
3.375%, 01/28/2050		1,987	1,449
2.124%, 07/16/2031		166	145
2.000%, 01/28/2032		906	766
2.000%, 04/14/2033		1,001	812
			41,375

Russia — 0.0%
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025 (A)		$600	30
6.800%, 11/22/2025		240	17
			47

Rwanda — 0.0%
Rwanda International Government Bond
5.500%, 08/09/2031		200	161

Saudi Arabia — 1.5%
Acwa Power Management And Investments One
5.950%, 12/15/2039		3,409	3,291
Gaci First Investment
5.125%, 02/14/2053		3,294	2,822
4.875%, 02/14/2035		2,314	2,187
Saudi Arabian Oil MTN
4.250%, 04/16/2039		620	534
Saudi Government International Bond
4.750%, 01/16/2030 (A)		8,357	8,182
Saudi Government International Bond MTN
5.000%, 04/17/2049		408	361
5.000%, 01/18/2053		4,100	3,608
4.625%, 10/04/2047 (A)		2,539	2,142
4.625%, 10/04/2047		1,500	1,266
4.500%, 10/26/2046 (A)		704	589
2.250%, 02/02/2033 (A)		1,562	1,240
			26,222

Senegal — 0.1%
Senegal Government International Bond
6.750%, 03/13/2048		1,980	1,427
5.375%, 06/08/2037	EUR	600	457
4.750%, 03/13/2028		640	622
			2,506

Serbia — 0.5%
Serbia International Bond
6.500%, 09/26/2033 (A)		$411	416
6.500%, 09/26/2033		200	203
6.250%, 05/26/2028 (A)		423	429
2.125%, 12/01/2030		1,049	826
1.650%, 03/03/2033	EUR	814	645
1.500%, 06/26/2029		4,038	3,665
Serbia International Bond MTN
2.050%, 09/23/2036		1,926	1,433

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	61,170	$573
4.500%, 01/11/2026		24,780	227
4.500%, 08/20/2032		14,680	122
			8,539

South Africa — 7.1%
Bidvest Group
3.625%, 09/23/2026 (A)		$528	491
Eskom Holdings SOC Ltd
4.314%, 07/23/2027		1,785	1,637
Eskom Holdings SOC Ltd MTN
8.450%, 08/10/2028 (A)		1,784	1,770
7.500%, 09/15/2033	ZAR	52,000	1,958
Sasol Financing USA LLC
8.750%, 05/03/2029 (A)		$422	422
6.500%, 09/27/2028		540	507
5.875%, 03/27/2024		661	659
4.375%, 09/18/2026		532	497
South Africa Government International Bond
10.500%, 12/21/2026	ZAR	322,066	17,368
9.000%, 01/31/2040		238,193	9,515
8.875%, 02/28/2035		61,765	2,668
8.750%, 01/31/2044		366,445	13,900
8.750%, 02/28/2048		295,396	11,073
8.500%, 01/31/2037		259,716	10,380
8.250%, 03/31/2032		71,682	3,198
8.000%, 01/31/2030		269,366	12,726
7.300%, 04/20/2052		$2,763	2,397
7.000%, 02/28/2031	ZAR	289,801	12,457
6.500%, 02/28/2041		181,953	5,630
6.250%, 03/31/2036		135,429	4,565
5.875%, 06/22/2030		$199	184
5.875%, 04/20/2032		2,002	1,804
5.750%, 09/30/2049		12,911	9,370
5.650%, 09/27/2047		899	653
4.850%, 09/27/2027		390	371
Transnet SOC
8.250%, 02/06/2028 (A)		1,444	1,433
			127,633

Sri Lanka — 0.8%
Sri Lanka Government International Bond
7.850%, 03/14/2029		389	207
7.550%, 03/28/2030		4,437	2,356
6.850%, 03/14/2024		1,445	784
6.825%, 07/18/2026 (A)		1,612	887
6.825%, 07/18/2026		800	440
6.750%, 04/18/2028		2,000	1,068
6.750%, 04/18/2028 (A)		9,110	4,866
6.350%, 06/28/2024		472	255
6.200%, 05/11/2027		3,486	1,862

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.750%, 04/18/2023		$1,821	$993
			13,718

Supranational — 0.9%
Africa Finance
2.875%, 04/28/2028 (A)		2,227	1,930
African Export-Import Bank
3.798%, 05/17/2031 (A)		301	253
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		293	260
Asian Development Bank MTN
13.000%, 03/07/2025	COP	2,873,000	744
12.750%, 03/03/2025		4,561,000	1,184
11.200%, 01/31/2025		2,541,000	642
Asian Infrastructure Investment Bank MTN
0.000%, 02/08/2038 (G)	MXN	21,800	355
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		$1,274	1,176
4.700%, 10/22/2031 (A)		934	778
4.700%, 10/22/2031		430	358
International Bank for Reconstruction & Development MTN
6.750%, 07/13/2029	INR	264,300	3,150
6.500%, 04/17/2030		122,200	1,434
International Finance MTN
0.000%, 08/16/2028 (G)	COP	23,400,000	4,016
			16,280

Suriname — 0.1%
Suriname Government International Bond
7.950%, 07/15/2033 (A)		$2,003	1,773

Thailand — 2.9%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	95
4.875%, 06/22/2029		15,000	472
3.775%, 06/25/2032		14,000	428
3.450%, 06/17/2043		83,810	2,462
3.400%, 06/17/2036		132,715	3,947
3.390%, 06/17/2037		33,000	981
3.350%, 06/17/2033		437,947	12,964
3.300%, 06/17/2038		119,379	3,511
2.875%, 12/17/2028		25,000	716
2.875%, 06/17/2046		4,865	131
2.750%, 06/17/2052		2,778	70
2.650%, 06/17/2028		567,870	16,085
2.400%, 03/17/2029		122,010	3,411
2.000%, 06/17/2042		127,280	3,081
1.600%, 12/17/2029		39,000	1,045
1.600%, 06/17/2035		2,000	50
1.585%, 12/17/2035		1,182	29
1.250%, 03/12/2028		88,778	2,344
			51,822

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
5.950%, 01/14/2031 (A)		$1,388	$1,389

Tunisia — 0.1%
Tunisian Republic
6.375%, 07/15/2026	EUR	1,150	1,016
6.375%, 07/15/2026 (A)		650	574
5.750%, 01/30/2025		$441	406
			1,996

Turkey — 2.3%
Hazine Mustesarligi Varlik Kiralama
8.509%, 01/14/2029 (A)		5,843	6,093
Istanbul Metropolitan Municipality
10.500%, 12/06/2028 (A)		900	966
10.500%, 12/06/2028		318	341
Turkey Government Bond
1.500%, 06/18/2025	TRY	87,992	2,988
Turkey Government International Bond
9.375%, 03/14/2029		$669	725
9.125%, 07/13/2030		2,990	3,221
7.375%, 02/05/2025		293	297
5.750%, 05/11/2047		10,850	8,103
Turkiye Government Bond
31.080%, 11/08/2028	TRY	34,289	1,164
26.200%, 10/05/2033		209,407	6,926
17.800%, 07/13/2033		13,348	328
17.300%, 07/19/2028		45,299	1,084
Turkiye Government International Bond
7.625%, 05/15/2034		$6,948	6,917
Turkiye Ihracat Kredi Bankasi (A)
9.375%, 01/31/2026		539	564
7.500%, 02/06/2028		359	358
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/2028 (A)		726	762
			40,837

Uganda — 0.4%
Republic of Uganda Government Bonds
15.000%, 05/20/2032	UGX	16,027,000	3,956
14.250%, 06/22/2034		5,200,000	1,215
Uganda Government Bond
16.000%, 05/14/2037		4,992,600	1,260
14.000%, 05/29/2025		2,635,500	676
			7,107

Ukraine — 0.8%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026	EUR	970	556
NPC Ukrenergo
6.875%, 11/09/2026 (A)		$1,499	516
6.875%, 11/09/2026		400	137

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
State Agency of Roads of Ukraine
6.250%, 06/24/2030		$672	$176
6.250%, 06/24/2030 (A)		554	146
UAH
15.840%, 02/26/2025		5,439	98
Ukraine Government Bond
15.840%, 02/26/2025	UAH	92,615	1,662
9.990%, 05/22/2024		123,436	2,216
Ukraine Government International Bond
9.750%, 11/01/2030		$846	250
7.750%, 09/01/2027 (A)		3,051	876
7.750%, 09/01/2028		4,180	1,175
7.750%, 09/01/2028 (A)		2,005	564
7.750%, 09/01/2029		4,093	1,137
7.750%, 08/01/2041 (A)(C)		2,622	1,200
7.750%, 08/01/2041 (C)		1,180	540
7.375%, 09/25/2034		2,548	655
7.253%, 03/15/2035		1,943	496
6.876%, 05/21/2031		6,475	1,615
6.876%, 05/21/2031 (A)		423	105
6.750%, 06/20/2028	EUR	1,790	524
			14,644

United Arab Emirates — 1.4%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/2047 (A)		$2,066	1,835
4.600%, 11/02/2047		550	488
Abu Dhabi Government International Bond
3.125%, 09/30/2049		1,466	1,012
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050		228	180
3.000%, 09/15/2051 (A)		764	509
1.700%, 03/02/2031		6,945	5,712
1.625%, 06/02/2028		1,252	1,102
DP World Salaam
6.000%, H15T5Y + 5.750% (C)(E)		4,046	4,020
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050		670	492
Finance Department Government of Sharjah MTN (A)
6.125%, 03/06/2036		879	871
4.000%, 07/28/2050		2,246	1,420
Galaxy Pipeline Assets Bidco (A)
2.940%, 09/30/2040		448	357
2.625%, 03/31/2036		827	670
MDGH GMTN RSC
5.875%, 05/01/2034 (A)		2,751	2,926
5.500%, 04/28/2033		803	827
5.500%, 04/28/2033 (A)		689	710
MDGH GMTN RSC MTN
4.500%, 11/07/2028 (A)		796	780

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.375%, 11/22/2033 (A)		$319	$302
3.950%, 05/21/2050		338	265
UAE International Government Bond MTN
4.951%, 07/07/2052		482	452
			24,930

United States — 0.5%
JPMorgan Chase Bank MTN (A)
8.375%, 04/19/2039	IDR	1,563,000	107
7.000%, 09/18/2030 (C)		117,660,000	7,661
Sagicor Financial
5.300%, 05/13/2028		$512	490
			8,258

Uruguay — 0.9%
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	246,274	6,567
8.500%, 03/15/2028		76,171	1,905
8.250%, 05/21/2031		11,959	290
5.750%, 10/28/2034		$2,964	3,114
5.100%, 06/18/2050		1,130	1,079
4.975%, 04/20/2055		2,499	2,318
4.375%, 01/23/2031		683	665
			15,938

Uzbekistan — 0.4%
Uzauto Motors AJ
4.850%, 05/04/2026		2,050	1,854
4.850%, 05/04/2026 (A)		1,931	1,747
Uzbekistan Government International Bond
3.900%, 10/19/2031		1,397	1,147
Uzbekistan Government International Bond MTN
5.375%, 02/20/2029		204	192
Uzbekneftegaz JSC
4.750%, 11/16/2028		1,350	1,134
4.750%, 11/16/2028 (A)		864	726
			6,800

Venezuela — 0.5%
Petroleos de Venezuela
9.750%, 05/17/2035 (D)(F)		3,802	447
6.000%, 05/16/2024 (D)(F)		8,821	860
6.000%, 05/16/2024 (D)(F)		4,270	416
6.000%, 05/16/2024 (D)(F)		1,777	173
6.000%, 11/15/2026 (F)		23,507	2,292
5.500%, 04/12/2037 (D)(F)		1,620	162
5.375%, 04/12/2027 (D)(F)		7,825	822
Venezuela Government International Bond
9.250%, 05/07/2028 (F)		4,965	844
9.000%, 05/07/2024 (F)		4,100	597
8.250%, 10/13/2024 (F)		4,151	606
7.750%, 10/13/2019 (F)		11,216	1,572
			8,791

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		$1,555	$1,484

Zambia — 1.0%
Zambia Government Bond
13.000%, 08/29/2026	ZMW	2,040	72
13.000%, 12/18/2027		8,370	274
13.000%, 01/25/2031		110,437	3,034
12.000%, 02/21/2029		8,366	248
11.000%, 01/25/2026		27,670	996
11.000%, 06/28/2026		118,640	4,088
11.000%, 08/21/2028		16,734	489
10.000%, 06/28/2024		72,340	3,074
Zambia Government International Bond
8.970%, 07/30/2027		$4,526	3,040
8.500%, 04/14/2024		520	352
8.500%, 04/14/2024		280	190
5.375%, 09/20/2022 (A)		1,913	1,158

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.375%, 09/20/2023	$2,763	$1,673
		18,688

Total Global Bonds
(Cost $1,710,523) ($ Thousands)		1,630,342

U.S. TREASURY OBLIGATIONS — 2.3%
U.S. Treasury Note
5.480%, USBMMY3M + 0.170%, 10/31/2025 (C)	1,000	1,000
3.125%, 08/31/2029	26,700	25,198
U.S. Treasury Notes
5.555%, USBMMY3M + 0.245%, 01/31/2026 (C)	15,000	15,013

Total U.S. Treasury Obligations
(Cost $40,752) ($ Thousands)		41,211

Total Investments in Securities — 92.6%
(Cost $1,751,275) ($ Thousands)		$1,671,553

A list of the open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro-Bobl	62	Mar-2024	$7,925	$7,798	$(39)
Korea 10-Year Bond	83	Mar-2024	7,173	7,003	(90)
Korea 3-Year Bond	393	Mar-2024	31,435	30,842	(139)
U.S. 2-Year Treasury Note	65	Jun-2024	13,302	13,309	7
U.S. 5-Year Treasury Note	109	Jun-2024	11,630	11,653	23
U.S. 10-Year Treasury Note	101	Jun-2024	11,112	11,154	42
U.S. Long Treasury Bond	72	Jun-2024	8,501	8,586	85
U.S. Ultra Long Treasury Bond	26	Jun-2024	3,277	3,324	47
			94,355	93,669	(64)
Short Contracts
Euro-Bund	(181)	Mar-2024	$(26,203)	$(25,982)	$222
Euro-Buxl	(38)	Mar-2024	(5,457)	(5,476)	(14)
Euro-Schatz	(15)	Mar-2024	(1,721)	(1,707)	15
			(33,381)	(33,165)	223
			$60,974	$60,504	$159

A list of the open forward foreign currency contracts held by the Fund at February 29, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/20/24	SGD	40	USD	30	$—
Barclays PLC	03/20/24	CNY	181	USD	26	—
Barclays PLC	03/20/24	USD	418	SGD	550	(9)
Barclays PLC	03/20/24	USD	435	RON	2,000	—
Barclays PLC	03/20/24	USD	745	PHP	41,300	(10)
Barclays PLC	03/20/24	RON	900	USD	196	—

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/20/24	USD	1,978	MXN	34,197	$21
Barclays PLC	03/20/24	USD	1,016	MXN	17,294	(5)
Barclays PLC	03/20/24	EUR	4,674	PLN	20,332	38
Barclays PLC	03/20/24	USD	5,311	CNY	37,717	(32)
Barclays PLC	03/20/24	USD	946	IDR	14,897,782	2
Barclays PLC	03/20/24	USD	5,375	IDR	83,633,982	(54)
Barclays PLC	03/20/24	USD	8,337	KRW	10,879,580	(166)
Barclays PLC	03/20/24	USD	8,981	EUR	8,220	(81)
Barclays PLC	03/20/24	USD	14,082	PLN	56,690	133
Barclays PLC	03/20/24	CZK	168,870	EUR	6,887	236
Barclays PLC	03/20/24	HUF	3,186,880	USD	8,937	177
Barclays PLC	04/03/24	EUR	1,344	USD	1,459	3
Barclays PLC	04/18/24	USD	3,391	TRY	111,100	(26)
Barclays PLC	05/02/24	COP	2,845,153	USD	708	(10)
BNP Paribas	03/15/24	USD	1,467	KRW	1,946,836	(5)
BNP Paribas	03/20/24	USD	26	CNY	181	—
BNP Paribas	03/20/24	USD	155	THB	5,378	(5)
BNP Paribas	03/20/24	USD	326	COP	1,299,289	4
BNP Paribas	03/20/24	USD	581	IDR	9,096,894	(2)
BNP Paribas	03/20/24	EUR	1,339	HUF	520,506	(19)
BNP Paribas	03/20/24	EUR	1,339	CZK	33,205	(30)
BNP Paribas	03/20/24	PHP	16,629	USD	295	(1)
BNP Paribas	03/20/24	CZK	68,322	EUR	2,704	6
BNP Paribas	03/20/24	HUF	3,415,111	EUR	8,872	219
BNP Paribas	03/20/24	IDR	10,298,030	USD	665	10
BNP Paribas	04/05/24	USD	2,994	THB	101,725	(150)
BNP Paribas	04/18/24	EUR	409	RON	2,045	2
BNP Paribas	05/09/24	CNY	20,879	USD	2,915	(31)
Citigroup	03/04/24	USD	2,795	BRL	13,828	(12)
Citigroup	03/04/24	BRL	52,808	USD	10,680	52
Citigroup	03/04/24	BRL	1,910	USD	384	(1)
Citigroup	03/05/24	USD	1,250	EUR	1,145	(10)
Citigroup	03/05/24	USD	4,338	CLP	4,078,345	(121)
Citigroup	03/05/24	EUR	9,112	USD	9,937	76
Citigroup	03/07/24	EGP	75,145	USD	2,057	(328)
Citigroup	03/20/24	USD	600	EGP	27,778	207
Citigroup	03/20/24	USD	736	TRY	23,610	7
Citigroup	03/20/24	USD	931	NGN	578,453	(557)
Citigroup	03/20/24	EUR	1,030	HUF	405,636	—
Citigroup	03/20/24	EUR	1,193	CZK	29,728	(21)
Citigroup	03/20/24	USD	1,259	EUR	1,162	—
Citigroup	03/20/24	USD	2,296	IDR	35,710,589	(23)
Citigroup	03/20/24	SGD	2,504	USD	1,866	2
Citigroup	03/20/24	USD	3,398	ZAR	63,694	(82)
Citigroup	03/20/24	RON	3,500	USD	762	—
Citigroup	03/20/24	USD	5,224	MXN	91,740	137
Citigroup	03/20/24	USD	6,005	KRW	7,858,516	(104)
Citigroup	03/20/24	USD	6,037	KZT	2,824,284	204
Citigroup	03/20/24	EUR	6,164	PLN	26,920	76

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/20/24	EUR	213	PLN	921	$—
Citigroup	03/20/24	EUR	8,310	USD	9,054	56
Citigroup	03/20/24	USD	8,725	SGD	11,640	(60)
Citigroup	03/20/24	USD	8,943	HUF	3,155,500	(269)
Citigroup	03/20/24	USD	6,909	CZK	161,879	14
Citigroup	03/20/24	USD	2,095	CZK	48,901	(4)
Citigroup	03/20/24	USD	9,735	THB	343,524	(143)
Citigroup	03/20/24	CZK	11,800	USD	522	17
Citigroup	03/20/24	CNY	21,121	USD	2,930	(27)
Citigroup	03/20/24	PLN	5,844	EUR	1,356	3
Citigroup	03/20/24	PLN	16,213	EUR	3,724	(34)
Citigroup	03/20/24	TRY	23,610	USD	745	2
Citigroup	03/20/24	PLN	8,433	USD	2,115	—
Citigroup	03/20/24	PLN	33,667	USD	8,431	(11)
Citigroup	03/20/24	ZMW	49,202	USD	2,004	(93)
Citigroup	03/20/24	ZAR	51,025	USD	2,753	96
Citigroup	03/20/24	ZAR	10,980	USD	572	—
Citigroup	03/20/24	MXN	79,070	USD	4,592	(29)
Citigroup	03/20/24	EGP	98,605	USD	2,568	(296)
Citigroup	03/20/24	PHP	54,219	USD	981	15
Citigroup	03/20/24	PHP	46,258	USD	822	(2)
Citigroup	03/20/24	HUF	206,030	USD	585	19
Citigroup	03/20/24	THB	233,764	USD	6,641	114
Citigroup	03/20/24	THB	96,830	USD	2,702	(1)
Citigroup	03/20/24	NGN	578,453	USD	869	496
Citigroup	03/20/24	KRW	199,323	USD	154	4
Citigroup	03/20/24	KRW	711,364	USD	534	—
Citigroup	03/20/24	CLP	2,697,225	USD	3,056	268
Citigroup	03/20/24	IDR	10,183,440	USD	657	9
Citigroup	03/20/24	COP	5,100,000	USD	1,312	16
Citigroup	03/20/24	COP	39,720,447	USD	9,878	(213)
Citigroup	03/27/24	USD	1,462	UYU	58,538	29
Citigroup	03/27/24	UYU	27,316	USD	697	1
Citigroup	03/29/24	USD	1,468	TWD	46,288	(3)
Citigroup	04/02/24	USD	665	EGP	29,185	104
Citigroup	04/02/24	EGP	34,335	USD	880	(24)
Citigroup	04/03/24	USD	609	BRL	3,020	(3)
Citigroup	04/03/24	USD	1,717	EUR	1,585	—
Citigroup	04/03/24	EUR	2,713	USD	2,948	9
Citigroup	04/04/24	USD	4,131	CLP	4,078,345	82
Citigroup	04/05/24	THB	146	USD	4	—
Citigroup	04/18/24	EUR	2,781	RON	13,903	11
Citigroup	04/18/24	RON	6,227	EUR	1,250	(1)
Citigroup	06/04/24	USD	6,685	BRL	33,676	31
Citigroup	06/20/24	UGX	8,964,093	USD	2,262	5
Citigroup	06/20/24	UGX	10,028,198	USD	2,512	(13)
Citigroup	07/26/24	USD	1,539	NGN	1,913,988	(311)
Citigroup	11/20/24	USD	1,452	NGN	2,426,002	67
Citigroup	01/22/25	USD	1,545	EGP	76,101	(33)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/22/25	EGP	27,778	USD	486	$(66)
Citigroup	02/13/25	USD	862	NGN	1,492,679	52
Deutsche Bank	03/20/24	EUR	1,098	CZK	27,950	6
Deutsche Bank	03/20/24	USD	2,988	MXN	51,505	22
Deutsche Bank	03/20/24	PLN	11,831	EUR	2,727	(14)
Deutsche Bank	04/03/24	BRL	3,343	USD	681	10
Deutsche Bank	04/11/24	USD	1,192	THB	42,300	(9)
Goldman Sachs	03/04/24	USD	7,004	BRL	34,820	4
Goldman Sachs	03/04/24	USD	5,716	BRL	28,234	(34)
Goldman Sachs	03/04/24	BRL	36,407	USD	7,385	58
Goldman Sachs	03/05/24	EUR	1,091	USD	1,170	(11)
Goldman Sachs	03/05/24	USD	4,578	EUR	4,224	(7)
Goldman Sachs	03/20/24	USD	655	RON	3,000	(1)
Goldman Sachs	03/20/24	USD	1,189	NGN	745,278	(708)
Goldman Sachs	03/20/24	EUR	1,193	CZK	29,728	(21)
Goldman Sachs	03/20/24	EUR	1,367	PLN	5,966	16
Goldman Sachs	03/20/24	USD	727	PLN	2,900	—
Goldman Sachs	03/20/24	USD	853	PLN	3,400	(1)
Goldman Sachs	03/20/24	USD	483	CZK	11,300	—
Goldman Sachs	03/20/24	USD	1,102	CZK	25,170	(26)
Goldman Sachs	03/20/24	USD	794	HUF	289,000	—
Goldman Sachs	03/20/24	USD	1,190	HUF	415,490	(48)
Goldman Sachs	03/20/24	EUR	2,719	HUF	1,061,270	(27)
Goldman Sachs	03/20/24	USD	2,891	KRW	3,777,804	(54)
Goldman Sachs	03/20/24	SGD	3,708	USD	2,760	—
Goldman Sachs	03/20/24	PLN	5,510	USD	1,372	(9)
Goldman Sachs	03/20/24	PLN	5,864	EUR	1,362	5
Goldman Sachs	03/20/24	USD	2,868	TRY	92,000	26
Goldman Sachs	03/20/24	USD	4,273	TRY	134,880	(30)
Goldman Sachs	03/20/24	EUR	11,100	USD	12,050	30
Goldman Sachs	03/20/24	USD	12,005	THB	419,768	(284)
Goldman Sachs	03/20/24	CNY	16,381	USD	2,279	(14)
Goldman Sachs	03/20/24	USD	16,609	ZAR	316,900	(110)
Goldman Sachs	03/20/24	USD	26,100	MXN	459,102	732
Goldman Sachs	03/20/24	TRY	44,490	USD	1,409	10
Goldman Sachs	03/20/24	INR	137,773	USD	1,656	(4)
Goldman Sachs	03/20/24	THB	263,972	USD	7,419	48
Goldman Sachs	03/20/24	THB	330,570	USD	9,135	(96)
Goldman Sachs	03/20/24	ZAR	29,000	USD	1,532	22
Goldman Sachs	03/20/24	ZAR	663,600	USD	34,335	(214)
Goldman Sachs	03/20/24	HUF	2,313,814	USD	6,468	108
Goldman Sachs	03/20/24	CLP	3,455,353	USD	3,818	246
Goldman Sachs	03/20/24	COP	33,604,926	USD	8,244	(294)
Goldman Sachs	04/03/24	USD	590	EUR	545	—
Goldman Sachs	04/03/24	EUR	4,224	USD	4,583	7
Goldman Sachs	04/03/24	USD	2,209	BRL	11,011	—
Goldman Sachs	04/03/24	USD	2,019	BRL	9,998	(13)
Goldman Sachs	04/03/24	BRL	4,111	USD	825	—
Goldman Sachs	04/03/24	BRL	3,897	USD	782	—

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	04/04/24	THB	40,535	USD	1,129	$(4)
Goldman Sachs	04/16/24	USD	1,486	INR	123,743	4
Goldman Sachs	04/18/24	PEN	3,780	USD	1,021	19
Goldman Sachs	05/09/24	USD	2,921	INR	243,281	7
Goldman Sachs	05/09/24	INR	60,729	USD	731	—
Goldman Sachs	06/04/24	USD	28,003	BRL	141,189	155
Goldman Sachs	06/20/24	USD	18,162	INR	1,512,490	13
Goldman Sachs	06/20/24	USD	18,181	SGD	24,280	(31)
Goldman Sachs	06/20/24	CNY	63,000	USD	8,821	(65)
Goldman Sachs	06/20/24	THB	147,530	USD	4,138	(15)
Goldman Sachs	06/20/24	TWD	517,500	USD	16,581	49
Goldman Sachs	01/09/25	USD	1,081	TRY	45,362	(37)
JPMorgan Chase Bank	03/04/24	USD	1,022	PHP	56,436	(18)
JPMorgan Chase Bank	03/04/24	EUR	1,439	USD	1,567	10
JPMorgan Chase Bank	03/04/24	USD	5,056	BRL	24,951	(34)
JPMorgan Chase Bank	03/04/24	USD	7,338	CNY	52,016	(106)
JPMorgan Chase Bank	03/04/24	CNY	52,016	USD	7,233	2
JPMorgan Chase Bank	03/04/24	PHP	56,436	USD	1,014	10
JPMorgan Chase Bank	03/05/24	EUR	3,243	USD	3,545	35
JPMorgan Chase Bank	03/05/24	EUR	980	USD	1,056	(5)
JPMorgan Chase Bank	03/05/24	USD	7,176	EUR	6,656	27
JPMorgan Chase Bank	03/05/24	USD	1,035	EUR	953	(3)
JPMorgan Chase Bank	03/06/24	USD	5,290	IDR	82,676,905	(29)
JPMorgan Chase Bank	03/06/24	IDR	82,676,905	USD	5,194	(67)
JPMorgan Chase Bank	03/07/24	MYR	7,019	USD	1,472	(8)
JPMorgan Chase Bank	03/11/24	USD	1,114	INR	92,735	4
JPMorgan Chase Bank	03/11/24	USD	1,445	CLP	1,395,803	(2)
JPMorgan Chase Bank	03/11/24	USD	821	KRW	1,097,686	3
JPMorgan Chase Bank	03/11/24	USD	2,448	KRW	3,256,590	(2)
JPMorgan Chase Bank	03/11/24	USD	4,424	THB	154,720	(108)
JPMorgan Chase Bank	03/11/24	USD	4,951	HUF	1,726,181	(203)
JPMorgan Chase Bank	03/11/24	USD	668	BRL	3,324	—
JPMorgan Chase Bank	03/11/24	USD	16,287	BRL	80,933	(10)
JPMorgan Chase Bank	03/11/24	BRL	83,124	USD	16,863	146
JPMorgan Chase Bank	03/11/24	BRL	1,133	USD	227	(1)
JPMorgan Chase Bank	03/11/24	INR	92,735	USD	1,118	—
JPMorgan Chase Bank	03/11/24	THB	154,720	USD	4,317	—
JPMorgan Chase Bank	03/11/24	CLP	1,395,803	USD	1,612	169
JPMorgan Chase Bank	03/11/24	HUF	154,374	USD	440	15
JPMorgan Chase Bank	03/11/24	HUF	1,571,807	USD	4,316	(7)
JPMorgan Chase Bank	03/11/24	KRW	4,354,276	USD	3,377	107
JPMorgan Chase Bank	03/12/24	CNY	38,061	USD	5,368	58
JPMorgan Chase Bank	03/13/24	USD	3,350	IDR	52,872,267	15
JPMorgan Chase Bank	03/18/24	USD	919	PEN	3,527	16
JPMorgan Chase Bank	03/18/24	PEN	9,951	USD	2,579	(58)
JPMorgan Chase Bank	03/19/24	EUR	2,615	USD	2,852	21
JPMorgan Chase Bank	03/19/24	USD	2,857	BRL	14,207	(3)
JPMorgan Chase Bank	03/20/24	USD	72	MXN	1,248	1
JPMorgan Chase Bank	03/20/24	USD	821	TRY	25,930	(5)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/20/24	USD	838	GHS	9,865	$(59)
JPMorgan Chase Bank	03/20/24	USD	1,454	KRW	1,886,331	(37)
JPMorgan Chase Bank	03/20/24	USD	1,484	CLP	1,426,988	(9)
JPMorgan Chase Bank	03/20/24	EUR	1,661	CZK	41,359	(30)
JPMorgan Chase Bank	03/20/24	USD	1,992	ZAR	38,140	(7)
JPMorgan Chase Bank	03/20/24	USD	2,691	MYR	12,513	(42)
JPMorgan Chase Bank	03/20/24	USD	2,760	IDR	42,845,523	(34)
JPMorgan Chase Bank	03/20/24	USD	3,043	COP	12,204,915	58
JPMorgan Chase Bank	03/20/24	EUR	4,485	PLN	19,669	75
JPMorgan Chase Bank	03/20/24	CNY	4,551	USD	636	(1)
JPMorgan Chase Bank	03/20/24	MYR	5,070	USD	1,086	13
JPMorgan Chase Bank	03/20/24	USD	5,098	CNY	36,673	36
JPMorgan Chase Bank	03/20/24	USD	2,408	CNY	17,151	(7)
JPMorgan Chase Bank	03/20/24	PLN	7,763	EUR	1,784	(14)
JPMorgan Chase Bank	03/20/24	MXN	8,400	USD	490	(1)
JPMorgan Chase Bank	03/20/24	USD	12,563	RON	57,920	49
JPMorgan Chase Bank	03/20/24	USD	533	RON	2,400	(10)
JPMorgan Chase Bank	03/20/24	ZAR	15,956	USD	864	34
JPMorgan Chase Bank	03/20/24	THB	104,700	USD	2,955	32
JPMorgan Chase Bank	03/20/24	INR	123,461	USD	1,487	(2)
JPMorgan Chase Bank	03/20/24	HUF	127,075	EUR	328	6
JPMorgan Chase Bank	03/20/24	CLP	1,427,165	USD	1,471	(4)
JPMorgan Chase Bank	03/20/24	IDR	30,872,224	USD	1,980	16
JPMorgan Chase Bank	03/21/24	USD	683	IDR	10,707,482	(2)
JPMorgan Chase Bank	03/25/24	USD	148	IDR	2,319,056	—
JPMorgan Chase Bank	03/25/24	IDR	173,399,919	USD	11,101	69
JPMorgan Chase Bank	03/27/24	USD	4,731	COP	18,640,946	—
JPMorgan Chase Bank	03/28/24	USD	198	ZAR	3,800	—
JPMorgan Chase Bank	04/02/24	USD	118	EGP	5,150	18
JPMorgan Chase Bank	04/03/24	BRL	7,436	USD	1,505	13
JPMorgan Chase Bank	04/11/24	THB	102,767	USD	2,959	83
JPMorgan Chase Bank	04/12/24	USD	1,117	INR	92,735	—
JPMorgan Chase Bank	04/15/24	USD	83	HUF	29,277	(2)
JPMorgan Chase Bank	04/15/24	USD	315	ZAR	5,917	(7)
JPMorgan Chase Bank	04/15/24	USD	3,248	PHP	181,026	(19)
JPMorgan Chase Bank	04/15/24	PLN	8,591	USD	2,154	—
JPMorgan Chase Bank	04/15/24	HUF	283,348	USD	809	31
JPMorgan Chase Bank	04/15/24	ZAR	504,592	USD	26,629	415
JPMorgan Chase Bank	04/15/24	ZAR	9,403	USD	487	(2)
JPMorgan Chase Bank	04/18/24	EUR	192	RON	959	1
JPMorgan Chase Bank	04/18/24	USD	554	THB	19,451	(10)
JPMorgan Chase Bank	04/24/24	EUR	700	USD	757	(2)
JPMorgan Chase Bank	04/26/24	COP	1,390,000	USD	350	—
JPMorgan Chase Bank	05/02/24	USD	1,423	INR	118,697	5
JPMorgan Chase Bank	05/02/24	COP	2,115,579	USD	523	(11)
JPMorgan Chase Bank	05/06/24	USD	3,303	PHP	186,253	19
JPMorgan Chase Bank	05/07/24	IDR	82,676,905	USD	5,279	24
JPMorgan Chase Bank	05/13/24	USD	2,770	RON	12,766	8
JPMorgan Chase Bank	05/13/24	USD	5,254	PLN	21,068	26

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	05/13/24	USD	52	ZAR	1,018	$—
JPMorgan Chase Bank	05/13/24	USD	25,346	ZAR	478,579	(544)
JPMorgan Chase Bank	05/13/24	MXN	341,893	USD	19,641	(168)
JPMorgan Chase Bank	05/20/24	USD	1,718	PHP	96,394	—
JPMorgan Chase Bank	05/20/24	USD	7,314	BRL	36,735	23
JPMorgan Chase Bank	05/20/24	USD	13,934	KRW	18,402,664	(80)
JPMorgan Chase Bank	05/20/24	CLP	267,058	USD	273	(3)
JPMorgan Chase Bank	05/21/24	USD	3,179	HUF	1,153,730	(19)
JPMorgan Chase Bank	06/03/24	USD	807	PHP	44,936	(6)
JPMorgan Chase Bank	06/03/24	USD	7,279	CNY	52,016	53
JPMorgan Chase Bank	06/10/24	USD	4,294	HUF	1,571,807	8
JPMorgan Chase Bank	06/10/24	USD	4,340	THB	154,720	11
JPMorgan Chase Bank	06/10/24	BRL	75,991	USD	15,147	1
JPMorgan Chase Bank	06/10/24	KRW	1,097,686	USD	826	(2)
JPMorgan Chase Bank	06/10/24	CLP	1,395,803	USD	1,441	1
JPMorgan Chase Bank	06/20/24	USD	524	GHS	6,914	(9)
JPMorgan Chase Bank	02/10/25	USD	773	NGN	1,167,922	(58)
Merrill Lynch	03/20/24	USD	1,329	MXN	23,120	23
Merrill Lynch	03/20/24	USD	2,281	COP	9,035,868	14
Merrill Lynch	03/20/24	PEN	11,668	USD	3,068	(24)
Merrill Lynch	03/20/24	MXN	120,930	USD	6,874	(194)
Merrill Lynch	03/20/24	CLP	339,940	USD	382	31
Merrill Lynch	03/20/24	KZT	2,824,284	USD	6,204	(37)
Merrill Lynch	08/02/24	USD	2,651	KES	414,940	127
Midland Walwyn Capital Inc.	03/07/24	MYR	7,021	USD	1,470	(11)
Midland Walwyn Capital Inc.	03/08/24	USD	1,427	MYR	6,784	4
Midland Walwyn Capital Inc.	03/20/24	USD	993	MXN	17,548	33
Midland Walwyn Capital Inc.	03/20/24	MYR	2,064	USD	445	8
Midland Walwyn Capital Inc.	03/20/24	EUR	2,692	HUF	1,044,681	(43)
Midland Walwyn Capital Inc.	03/20/24	USD	5,311	CNY	37,717	(32)
Midland Walwyn Capital Inc.	03/20/24	PLN	6,689	EUR	1,536	(14)
Midland Walwyn Capital Inc.	03/20/24	CNY	20,013	USD	2,792	(10)
Midland Walwyn Capital Inc.	03/20/24	KRW	248,306	USD	190	4
Midland Walwyn Capital Inc.	03/20/24	HUF	1,066,664	EUR	2,728	22
Midland Walwyn Capital Inc.	03/20/24	IDR	12,869,090	USD	830	11
Midland Walwyn Capital Inc.	03/20/24	IDR	61,235,497	USD	3,896	—
Midland Walwyn Capital Inc.	04/03/24	BRL	4,053	USD	812	(1)
Midland Walwyn Capital Inc.	04/18/24	THB	57,140	USD	1,598	(2)
Morgan Stanley	03/05/24	EUR	330	USD	356	(1)
Morgan Stanley	03/05/24	USD	1,909	EUR	1,778	16
Morgan Stanley	03/19/24	USD	2,877	MXN	49,806	34
Morgan Stanley	03/20/24	USD	458	CNY	3,267	(1)
Morgan Stanley	03/20/24	USD	1,072	MXN	18,436	5
Morgan Stanley	03/20/24	USD	1,426	ZAR	27,127	(14)
Morgan Stanley	03/20/24	USD	1,545	CLP	1,367,819	(131)
Morgan Stanley	03/20/24	EUR	4,125	CZK	102,943	(64)
Morgan Stanley	03/20/24	ZAR	54,537	USD	2,911	72
Morgan Stanley	03/20/24	MXN	63,223	USD	3,686	(8)
Morgan Stanley	03/20/24	INR	137,233	USD	1,652	(3)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	03/20/24	HUF	1,051,085	EUR	2,724	$60
Morgan Stanley	03/20/24	COP	4,640,067	USD	1,170	(9)
Morgan Stanley	03/21/24	JPY	102,000	USD	683	(1)
Morgan Stanley	03/28/24	USD	405	ZAR	7,800	1
Morgan Stanley	03/28/24	ZAR	67,000	USD	3,490	5
Morgan Stanley	04/03/24	USD	26,658	BRL	132,425	(89)
Morgan Stanley	04/05/24	THB	103,322	USD	2,980	91
Morgan Stanley	04/10/24	HKD	104,900	USD	13,458	41
Morgan Stanley	04/18/24	PEN	3,341	USD	885	(1)
Morgan Stanley	04/18/24	GBP	6,400	USD	8,105	9
Morgan Stanley	04/18/24	GBP	500	USD	632	(1)
Morgan Stanley	04/24/24	USD	3,148	EUR	2,900	(3)
Morgan Stanley	04/24/24	EUR	7,200	USD	7,848	39
Morgan Stanley	04/24/24	EUR	800	USD	867	(1)
Morgan Stanley	05/02/24	COP	28,069,022	USD	7,057	(26)
Morgan Stanley	01/09/25	TRY	30,196	USD	693	(2)
SCB Securities	03/07/24	USD	2,899	MYR	13,440	(64)
SCB Securities	03/19/24	USD	2,867	INR	238,986	14
SCB Securities	03/19/24	BRL	14,207	USD	2,858	3
SCB Securities	03/20/24	USD	443	IDR	7,016,024	3
SCB Securities	03/20/24	USD	3,195	THB	111,233	(89)
SCB Securities	03/20/24	IDR	38,440,093	USD	2,456	10
SCB Securities	04/05/24	USD	1,478	THB	51,417	(40)
SCB Securities	04/08/24	USD	2,867	INR	238,793	10
SCB Securities	04/18/24	USD	1,594	PEN	6,059	12
SCB Securities	04/18/24	THB	51,723	USD	1,479	31
Standard Bank	03/04/24	USD	4,646	BRL	22,969	(23)
Standard Bank	03/04/24	EUR	46,655	USD	50,624	136
Standard Bank	03/19/24	USD	2,828	EUR	2,615	3
Standard Bank	03/19/24	MXN	49,806	USD	2,843	(69)
Standard Bank	03/20/24	USD	195	HUF	68,510	(6)
Standard Bank	03/20/24	USD	882	PEN	3,310	(5)
Standard Bank	03/20/24	USD	1,399	MYR	6,570	(8)
Standard Bank	03/20/24	USD	1,769	GHS	21,890	(42)
Standard Bank	03/20/24	USD	3,922	ZAR	75,620	15
Standard Bank	03/20/24	USD	1,629	ZAR	31,030	(13)
Standard Bank	03/20/24	SGD	6,357	USD	4,743	11
Standard Bank	03/20/24	USD	7,162	IDR	111,319,303	(79)
Standard Bank	03/20/24	USD	10,416	THB	368,721	(120)
Standard Bank	03/20/24	USD	11,264	CNY	81,020	77
Standard Bank	03/20/24	USD	18,119	PHP	1,001,250	(283)
Standard Bank	03/20/24	CZK	30,070	USD	1,321	35
Standard Bank	03/20/24	PLN	3,500	USD	883	5
Standard Bank	03/20/24	PLN	33,010	USD	8,185	(92)
Standard Bank	03/20/24	PEN	47,091	USD	12,650	171
Standard Bank	03/20/24	PEN	30,912	USD	8,129	(62)
Standard Bank	03/20/24	MYR	68,357	USD	14,707	236
Standard Bank	03/20/24	MYR	9,930	USD	2,084	(18)
Standard Bank	03/20/24	CNY	81,790	USD	11,502	53

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	03/20/24	ZAR	84,150	USD	4,388	$7
Standard Bank	03/20/24	THB	158,110	USD	4,462	48
Standard Bank	03/20/24	NGN	745,278	USD	1,126	646
Standard Bank	03/20/24	CLP	2,827,107	USD	3,095	173
Standard Bank	06/20/24	USD	208	GHS	2,689	(8)
Standard Bank	06/20/24	UGX	5,399,799	USD	1,356	(4)
Standard Bank	08/02/24	USD	6,054	KES	1,002,280	658
Standard Bank	02/13/25	USD	3,016	NGN	4,841,000	(53)
State Street	03/20/24	USD	1,464	KRW	1,900,816	(37)
State Street	03/20/24	USD	1,901	COP	7,590,758	28
State Street	03/20/24	CLP	1,345,655	USD	1,477	86
State Street	04/03/24	USD	3,113	BRL	15,523	1
State Street	04/03/24	BRL	21,478	USD	4,305	(4)
State Street	04/03/24	EUR	48,094	USD	52,138	34
State Street	05/20/24	CNY	14,744	USD	2,053	(27)
						$201

A list of the open centrally cleared swap agreements held by the Fund at February 29, 2024, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.EM.40.V1 12/20/2028	1.00%	Quarterly	12/20/2028	$9,232	$264	$308	$(44)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	12.68%	Annually	01/04/2027	BRL	16,495	$289	$–	$289
1-DAY BRL - CETIP	11.57%	Annually	01/02/2026	BRL	13,824	102	–	102
1-DAY BRL - CETIP	9.995%	Annually	01/02/2026	BRL	30,504	22	–	22
1-DAY BRL - CETIP	10.588%	Annually	01/02/2026	BRL	19,997	55	–	55
1-DAY BRL - CETIP	11.055%	Annually	01/02/2026	BRL	18,647	83	–	83
1-DAY BROIS	10.05% FIXED	Annually	01/02/2029	BRL	36,676	(117)	(3)	(114)
1-DAY BRL - CETIP	10.49%	Annually	01/02/2031	BRL	5,339	(11)	–	(11)
1-DAY BRL - CETIP	10.4275%	Annually	01/02/2031	BRL	8,339	(24)	–	(24)
1-DAY BROIS + 0 BPS	10.955% FIXED	Annually	01/02/2031	BRL	2,050	15	–	15
11.54%	1-DAY BRL - CETIP	Annually	01/02/2031	BRL	6,101	(127)	–	(127)
1-DAY BRL - CETIP	12.7575%	Annually	01/04/2027	BRL	21,758	384	–	384
1-DAY BRL - CETIP	9.69%	Annually	01/04/2027	BRL	10,190	(16)	–	(16)
1-DAY BRL - CETIP	10.17%	Annually	01/04/2027	BRL	10,697	11	–	11
CLICP	4.68%	Semi-Annually	01/12/2027	CLP	2,398,347	(18)	–	(18)
CLICP	4.85%	Semi-Annually	02/28/2027	CLP	2,109,027	(6)	–	(6)
6.12%	CLICP	Semi-Annually	10/24/2033	CLP	1,730,729	(135)	–	(135)
5.56% FIXED	1-DAY CLOIS	Semi-Annually	12/20/2033	CLP	3,700,000	(122)	(133)	11
1-DAY CLP - CLOIS	1.36%	Semi-Annually	06/17/2025	CLP	2,668,591	(132)	–	(132)
2.33%	1-DAY CLP - CLOIS	Semi-Annually	06/05/2030	CLP	1,146,740	173	–	173
IBRCOL	7.35% FIXED	Quarterly	02/05/2027	COP	10,613,176	(27)	–	(27)
10.28% FIXED	1-DAY IBRCOL	Quarterly	06/02/2025	COP	8,586,665	(26)	–	(26)
10.2905% FIXED	IBRCOL	Quarterly	06/07/2025	COP	6,000,000	(19)	–	(19)
3.7% FIXED	1-DAY GBOIS	Annually	03/20/2054	GBP	3,200	90	(95)	185
8.37% FIXED	1-DAY COP- IBR	Quarterly	04/13/2024	COP	15,931,148	18	–	18
9.02%	1-DAY COP- IBR	Quarterly	08/11/2032	COP	2,583,585	(57)	–	(57)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
7.14%	1-DAY COP- IBR	Quarterly	01/31/2027	COP	8,187,245	$32	$–	$32
6.395%	1-DAY COP- IBR	Quarterly	01/06/2027	COP	460,499	4	–	4
10.27%	IBRCOL	Quarterly	06/05/2025	COP	8,305,235	(25)	–	(25)
6.2075%	1-DAY FBIL OVERNIGHT MUMBAI INTERBANK SWAP RATE	Semi-Annually	12/19/2028	INR	290,201	12	–	12
28-DAY MXN - TIIE	8.04%	Monthly	01/07/2028	MXN	34,527	(57)	–	(57)
28-DAY MXN - TIIE	8.57934809%	Monthly	02/03/2028	MXN	54,682	(33)	(5)	(28)
28-DAY MXN - TIIE	8.685%	Monthly	02/16/2029	MXN	32,407	(5)	–	(5)
28-DAY MXN - TIIE	8.935%	Monthly	08/17/2028	MXN	31,740	8	–	8
28-DAY MXN - TIIE	8.905%	Monthly	08/17/2028	MXN	31,740	7	–	7
7.64%	28-DAY MXN - TIIE	Monthly	01/01/2032	MXN	38,803	129	–	129
9.77%	28-DAY MXN - TIIE	Monthly	10/08/2038	MXN	33,236	(176)	–	(176)
28-DAY MXN - TIIE	9.26%	Monthly	10/30/2028	MXN	32,605	35	–	35
10.0455% FIXED	28-DAY MXN - TIIE	Monthly	03/20/2025	MXN	73,665	29	–	29
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	30,802	139	–	139
8.19% FIXED	3-MONTH JIBAR	Quarterly	11/23/2028	ZAR	167,550	48	–	48
4.705%	6-MONTH WIBOR	Annually	08/01/2033	PLN	16,900	45	2	43
6-MONTH WIBOR	5.262%	Semi-Annually	08/01/2025	PLN	39,500	(47)	1	(48)
3.16850%	6-MONTH EURIBOR	Semi-Annually	12/20/2033	EUR	2,300	(121)	–	(121)
6-MONTH PRIBOR	3.721%	Semi-Annually	01/10/2029	CZK	38,747	17	–	17
6-MONTH PRIBOR	3.63%	Semi-Annually	01/19/2029	CZK	34,218	9	–	9
6-MONTH PRIBOR	3.495%	Semi-Annually	02/08/2029	CZK	79,368	2	–	2
6-MONTH PRIBOR	3.3645%	Semi-Annually	02/15/2029	CZK	32,843	(6)	–	(6)
6-MONTH PRIBOR	3.31%	Semi-Annually	02/19/2029	CZK	45,726	(13)	–	(13)
6-MONTH PRIBOR	3.356%	Semi-Annually	02/28/2029	CZK	42,118	(7)	–	(7)
6-MONTH PRIBOR	4.295%	Semi-Annually	10/16/2028	CZK	1,733	3	–	3
5.605% FIXED	6-MONTH WIBOR	Annually	04/17/2033	PLN	4,685	(65)	–	(65)
28-DAY MXN - TIIE	9.69%	Monthly	07/18/2025	MXN	337,200	(167)	–	(167)
6-MONTH HUF - BUBOR	5.624% FIXED	Semi-Annually	02/27/2029	HUF	998,407	(40)	–	(40)
6-MONTH HUF - BUBOR	5.659% FIXED	Semi-Annually	02/26/2029	HUF	878,130	(32)	–	(32)
6-MONTH HUF - BUBOR	5.659% FIXED	Semi-Annually	02/26/2029	HUF	784,463	(28)	–	(28)
6-MONTH HUF - BUBOR	5.945% FIXED	Semi-Annually	12/20/2033	HUF	1,037,000	(59)	–	(59)
7-DAY CHINA FIXING REPO RATES	2.302%	Quarterly	08/29/2028	CNY	23,300	34	–	34
7-DAY CHINA FIXING REPO RATES	2.283%	Quarterly	08/16/2028	CNY	22,800	33	–	33
7.51% FIXED	1-DAY CLP - CLOIS	Semi-Annually	04/13/2025	CLP	2,122,536	(54)	–	(54)
MXN-TIIE-BANXICO	9.7429%	Monthly	02/27/2026	MXN	125,000	(3)	–	(3)
6-MONTH PRIBOR FLOATING	4.7697% FIXED	Semi-Annually	10/06/2028	CZK	40,711	96	–	96
3.7025% FIXED	6-MONTH PRIBOR	Annually	01/26/2034	CZK	36,325	(17)	–	(17)
3.719% FIXED	6-MONTH PRIBOR	Annually	01/25/2034	CZK	36,325	(20)	–	(20)
2.8% FIXED	1-DAY THOR + 0 BPS	Quarterly	03/20/2034	THB	140,000	(44)	(40)	(4)
9.49% FIXED	28-DAY MXN - TIIE	Monthly	09/16/2033	MXN	100,872	(330)	–	(330)
28-DAY MXN - TIIE	9.5647% FIXED	Monthly	12/12/2025	MXN	42,010	(15)	–	(15)
1% FIXED	JPOIS + 0 BPS	Annually	03/20/2034	JPY	510,000	(36)	(32)	(4)
6-MONTH WIBOR	5.1207% FIXED	Semi-Annually	02/01/2026	PLN	12,700	(14)	–	(14)
						$(327)	$(305)	$(22)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Continued)

A list of the open OTC swap agreements held by the Fund at February 29, 2024, is as follows:

Credit Default Swaps - Buy Protection
Counterparty	Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
Morgan Stanley	COLOMBIA	1.00%	Quarterly	12/20/2025	$6,400	$(66)	$(63)	$(3)
Morgan Stanley	EGYPT	1.00%	Quarterly	12/20/2028	2,500	461	899	(438)
Morgan Stanley	MEXICO	1.00%	Quarterly	12/20/2028	7,200	(62)	(2)	(60)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2025	3,700	24	41	(17)
Morgan Stanley	SOAF	1.00%	Quarterly	12/20/2025	4,900	(8)	(1)	(7)
						$349	$874	$(525)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
ABSA Bank	1-DAY BRL-CDI	10.41% FIXED	Annually	01/02/2025	BRL	40,353	$28	$–	$28
BOFA Merrill Lynch	BRL-CDI BRAZIL CETIP	10.08% FIXED	Annually	01/02/2025	BRL	29,226	68	–	68
Goldman Sachs	CETIP	10.745%	Annually	01/02/2025	BRL	42,759	55	–	55
Goldman Sachs	CETIP	10.755%	Annually	01/02/2025	BRL	9,663	13	–	13
JPMorgan Chase	BRL-CDI BRAZIL CETIP	10.80% FIXED	Annually	01/02/2025	BRL	26,592	226	–	226
Merrill Lynch	CETIP	10.7035%	Annually	01/02/2025	BRL	86,993	105	–	105
Citibank	CNREPOFIX	2.0847%	Quarterly	07/04/2025	CNY	93,261	(37)	–	(37)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	21,174	(76)	–	(76)
Goldman Sachs	3-MONTH MALAYSIA BUMIPUTRA BANK RATE (KLIBOR)	3.503%	Quarterly	12/20/2025	MYR	18,244	(8)	–	(8)
Citibank	1-DAY BRL - CETIP	9.82% FIXED	Annually	01/02/2026	BRL	44,059	22	–	22
Goldman Sachs	BRL-CDI BRAZIL CETIP	9.55%	Annually	01/02/2026	BRL	26,991	70	–	70
Merrill Lynch	CETIP	10.02%	Annually	01/02/2026	BRL	19,808	16	–	16
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	47,000	(196)	–	(196)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	35,000	(141)	–	(141)
Citibank	1-DAY BRL - CETIP	9.945% FIXED	Annually	01/04/2027	BRL	35,389	7	–	7
Citibank	CNREPOFIX	2.4016%	Quarterly	07/04/2028	CNY	30,256	44	–	44
Citibank	CNREPOFIX	2.09% FIXED	Quarterly	02/27/2029	CNY	25,190	1	–	1
Goldman Sachs	5.47% FIXED	6-MONTH CLICP	Semi-Annually	02/14/2033	CLP	1,301,010	(39)	–	(39)
JPMorgan Chase	5.244%	6-MONTH CLICP	Semi-Annually	08/07/2033	CLP	1,061,160	(7)	–	(7)
Citibank	5.85% FIXED	6-MONTH CLICP	Semi-Annually	10/10/2033	CLP	920,000	(39)	–	(39)
Goldman Sachs	7.46% FIXED	COP-IBR-OIS-COMPOUND	Quarterly	02/06/2034	COP	8,600,732	33	–	33
Goldman Sachs	7.6774% FIXED	COP-IBR-OIS-COMPOUND	Quarterly	02/07/2034	COP	6,338,268	(1)	–	(1)
							$144	$–	$144

Percentages are based on Net Assets of $1,805,791 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2024, the value of these securities amounted to $212,991 ($ Thousands), representing 11.8% of the Net Assets of the Fund.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)

Security considered restricted, excluding 144A. The total market value of such securities as of February 29, 2024 was $4,276 ($ Thousands) and represented 0.2% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(E)	Perpetual security with no stated maturity date.
(F)	Security is in default on interest payment.
(G)	Zero coupon security.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Emerging Markets Debt Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$1,238	$4,728	$(5,965)	$(1)	$—	$—	$21	$—

Amounts designated as “—” are $0 or have been rounded to $0.

A list of the restricted securities, excluding 144a, held by the Fund at February 29, 2024, is as follows:

Description	Face Amount ($ Thousands)		Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Global Bond
Neon Capital	JPY	228,755	7/25/2019	$1,904	$1,396
Petroleos de Venezuela		$3,802	10/5/2017	1,146	447
Petroleos de Venezuela		1,620	2/10/2017	607	162
Petroleos de Venezuela		7,825	2/9/2017	2,409	822
Petroleos de Venezuela		8,821	9/15/2016	2,124	860
Petroleos de Venezuela		1,777	3/30/2016	684	173
Petroleos de Venezuela		4,270	9/23/2014	2,356	416
				$11,230	$4,276

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 80.5%
U.S. Treasury Inflation-Protected Securities
3.625%, 04/15/2028	$6,188	$6,587
2.500%, 01/15/2029	5,813	5,974
2.375%, 01/15/2027	6,427	6,487
2.375%, 10/15/2028	16,792	17,184
2.000%, 01/15/2026	6,650	6,633
1.750%, 01/15/2028	6,033	5,985
1.625%, 10/15/2027	16,274	16,130
1.250%, 04/15/2028	16,329	15,859
0.875%, 01/15/2029	11,235	10,697
0.750%, 07/15/2028	13,077	12,482
0.625%, 01/15/2026	14,096	13,708
0.500%, 01/15/2028	14,868	14,063
0.375%, 07/15/2025	16,768	16,403
0.375%, 01/15/2027	13,071	12,471
0.375%, 07/15/2027	14,425	13,719
0.125%, 04/15/2025	12,182	11,880
0.125%, 10/15/2025	13,297	12,906
0.125%, 10/15/2025	1,551	1,505
0.125%, 04/15/2026	11,437	10,959
0.125%, 07/15/2026	14,047	13,461
0.125%, 10/15/2026	15,878	15,151
0.125%, 04/15/2027	16,222	15,290

Total U.S. Treasury Obligations
(Cost $262,744) ($ Thousands)		255,534

Total Investments in Securities — 80.5%
(Cost $262,744) ($ Thousands)		$255,534

Percentages are based on Net Assets of $317,566 ($ Thousands).

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 37.1%
U.S. Treasury Bills
5.466%, 04/25/2024 (A)	$15,925	$15,797
U.S. Treasury Inflation-Protected Securities
1.250%, 04/15/2028	33,415	32,454
U.S. Treasury Notes
4.625%, 02/28/2026	169,290	169,277
4.250%, 02/28/2029	4,640	4,641
4.125%, 02/15/2027	75,550	74,930
4.000%, 12/15/2025	126,610	125,062
4.000%, 01/15/2027	9,770	9,656
4.000%, 01/31/2029	6,935	6,855
3.250%, 06/30/2027	23,030	22,228
2.125%, 05/15/2025	53,530	51,792
1.250%, 12/31/2026	46,580	42,677
0.750%, 08/31/2026	45,000	41,048
0.500%, 03/31/2025	18,000	17,155
0.500%, 02/28/2026	114,680	105,730
0.250%, 09/30/2025	134,830	125,613

Total U.S. Treasury Obligations
(Cost $847,824) ($ Thousands)		844,915

CORPORATE OBLIGATIONS — 24.0%
Communication Services — 1.0%
AT&T
2.300%, 06/01/2027	2,000	1,831
Netflix
5.875%, 02/15/2025	915	918
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (B)	850	847
4.738%, 03/20/2025 (B)	258	256
Take-Two Interactive Software
3.300%, 03/28/2024	45	45
T-Mobile USA
3.750%, 04/15/2027	640	614
2.250%, 02/15/2026	15,665	14,758
Warnermedia Holdings
3.755%, 03/15/2027	3,900	3,690

		22,959

Consumer Discretionary — 1.4%
Hyundai Capital America
5.800%, 06/26/2025 (B)	12,060	12,105
Volkswagen Group of America Finance LLC
5.800%, 09/12/2025 (B)	13,325	13,382
YMCA of Greater New York
2.303%, 08/01/2026	7,980	7,315

		32,802

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 1.9%
BAT Capital
3.557%, 08/15/2027	$1,736	$1,641
3.222%, 08/15/2024	499	493
Bayer US Finance II LLC
4.375%, 12/15/2028 (B)	245	228
4.250%, 12/15/2025 (B)	580	564
Bayer US Finance LLC
6.250%, 01/21/2029 (B)	1,445	1,456
Bon Secours Mercy Health
3.382%, 11/01/2025	4,504	4,354
CommonSpirit Health
2.760%, 10/01/2024	460	452
1.547%, 10/01/2025	11,740	11,028
Community Health Network
4.237%, 05/01/2025	2,815	2,775
Imperial Brands Finance PLC
4.250%, 07/21/2025 (B)	1,035	1,014
JBS USA LUX
5.125%, 02/01/2028	1,270	1,244
3.000%, 02/02/2029	1,025	899
Philip Morris International
4.750%, 02/12/2027	17,135	16,922

		43,070

Energy — 0.1%
Energy Transfer
5.950%, 12/01/2025	748	752
4.250%, 04/01/2024	250	250
Plains All American Pipeline/PAA Finance
4.500%, 12/15/2026	1,500	1,471

		2,473

Financials — 11.9%
American Express
2.250%, 03/04/2025	2,485	2,407
Athene Global Funding
6.045%, SOFRINDX + 0.700%, 05/24/2024 (B)(C)	920	920
2.514%, 03/08/2024 (B)	575	575
Avolon Holdings Funding
3.250%, 02/15/2027 (B)	990	914
2.750%, 02/21/2028 (B)	580	516
2.528%, 11/18/2027 (B)	133	118
Bank of America
3.419%, TSFR3M + 1.302%, 12/20/2028 (C)	4,689	4,381
Bank of America MTN
3.384%, SOFRRATE + 1.330%, 04/02/2026 (C)	16,390	15,998
2.551%, SOFRRATE + 1.050%, 02/04/2028 (C)	2,500	2,314

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.087%, SOFRRATE + 1.060%, 06/14/2029 (C)	$885	$778
1.319%, SOFRRATE + 1.150%, 06/19/2026 (C)	2,215	2,096
Bank of Montreal
3.750%, 07/25/2025 (B)	14,719	14,430
Bank of New York Mellon MTN
3.442%, TSFR3M + 1.331%, 02/07/2028 (C)	1,165	1,114
Bank of Nova Scotia MTN
3.450%, 04/11/2025	14,580	14,272
Canadian Imperial Bank of Commerce
3.300%, 04/07/2025	6,105	5,964
Citibank
5.864%, 09/29/2025	19,680	19,911
Citigroup
6.031%, SOFRRATE + 0.686%, 10/30/2024 (C)	1,165	1,166
3.520%, TSFR3M + 1.413%, 10/27/2028 (C)	1,645	1,546
1.462%, SOFRRATE + 0.770%, 06/09/2027 (C)	2,570	2,354
Corebridge Financial
3.500%, 04/04/2025	7,110	6,944
Discover Bank
2.450%, 09/12/2024	987	970
DNB Bank
0.856%, H15T1Y + 0.330%, 09/30/2025 (B)(C)	1,235	1,200
Federation des Caisses Desjardins du Quebec
4.850%, 10/14/2025 (B)	15,400	15,324
GA Global Funding Trust
3.850%, 04/11/2025 (B)	4,101	4,016
General Electric MTN
5.914%, TSFR3M + 0.642%, 05/05/2026 (C)	330	329
Global Payments
2.150%, 01/15/2027	1,725	1,583
Goldman Sachs Group
1.542%, SOFRRATE + 0.818%, 09/10/2027 (C)	3,205	2,918
Guardian Life Global Funding
5.737%, 10/02/2028 (B)	2,925	3,027
HSBC Holdings PLC
0.976%, SOFRRATE + 0.708%, 05/24/2025 (C)	4,490	4,439
Huntington National Bank
4.008%, SOFRRATE + 1.205%, 05/16/2025 (C)	10,062	10,000
ING Groep
3.869%, SOFRRATE + 1.640%, 03/28/2026 (C)	1,230	1,207

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
5.040%, SOFRRATE + 1.190%, 01/23/2028 (C)	$7,735	$7,694
2.182%, SOFRRATE + 1.890%, 06/01/2028 (C)	2,000	1,822
2.005%, TSFR3M + 1.585%, 03/13/2026 (C)	857	826
1.578%, SOFRRATE + 0.885%, 04/22/2027 (C)	2,143	1,982
1.040%, TSFR3M + 0.695%, 02/04/2027 (C)	3,805	3,506
Lloyds Banking Group PLC
1.627%, H15T1Y + 0.850%, 05/11/2027 (C)	3,810	3,494
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (B)	2,500	2,396
Metropolitan Life Global Funding I MTN
5.050%, 01/06/2028 (B)	2,000	1,994
Morgan Stanley
1.593%, SOFRRATE + 0.879%, 05/04/2027 (C)	1,235	1,139
0.985%, SOFRRATE + 0.720%, 12/10/2026 (C)	3,775	3,483
Morgan Stanley MTN
2.188%, SOFRRATE + 1.990%, 04/28/2026 (C)	15,214	14,641
Morgan Stanley Bank
4.754%, 04/21/2026	9,570	9,509
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(C)	2,035	1,883
Nationwide Mutual Insurance
7.936%, TSFR1M + 2.290%, 12/15/2024 (B)(C)	1,000	1,001
New York Life Global Funding MTN
5.450%, 09/18/2026 (B)	6,694	6,755
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (C)	710	729
5.582%, SOFRRATE + 1.841%, 06/12/2029 (C)	970	976
Principal Life Global Funding II
5.000%, 01/16/2027 (B)	9,035	9,054
Santander UK Group Holdings PLC
1.089%, SOFRRATE + 0.787%, 03/15/2025 (C)	3,480	3,474
State Street
5.272%, 08/03/2026	14,155	14,207
Toronto-Dominion Bank
3.815%, 07/25/2025 (B)	8,495	8,336
UBS Group
4.194%, SOFRRATE + 3.730%, 04/01/2031 (B)(C)	1,760	1,618

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.869%, SOFRRATE + 1.410%, 01/12/2029 (B)(C)	$405	$381
2.593%, SOFRRATE + 1.560%, 09/11/2025 (B)(C)	1,510	1,484
1.494%, H15T1Y + 0.850%, 08/10/2027 (B)(C)	775	702
1.364%, H15T1Y + 1.080%, 01/30/2027 (B)(C)	385	355
US Bancorp
6.787%, SOFRRATE + 1.880%, 10/26/2027 (C)	325	336
4.653%, SOFRRATE + 1.230%, 02/01/2029 (C)	2,215	2,154
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (C)	3,110	3,131
2.393%, SOFRRATE + 2.100%, 06/02/2028 (C)	2,000	1,824
2.164%, TSFR3M + 1.012%, 02/11/2026 (C)	4,145	4,009
Wells Fargo Bank
5.550%, 08/01/2025	11,665	11,713
Willis North America
4.650%, 06/15/2027	615	604

		270,943

Health Care — 1.7%
AbbVie
3.800%, 03/15/2025	35	34
Amgen
5.150%, 03/02/2028	2,465	2,470
Bristol-Myers Squibb
4.950%, 02/20/2026	10,745	10,727
HCA
5.875%, 02/15/2026	1,500	1,506
5.250%, 04/15/2025	465	463
5.000%, 03/15/2024	610	610
3.125%, 03/15/2027	1,000	940
Humana
5.700%, 03/13/2026	600	595
3.850%, 10/01/2024	1,500	1,484
Pfizer Investment Enterprises Pte
4.650%, 05/19/2025	18,430	18,316
Revvity
0.850%, 09/15/2024	1,170	1,139
Thermo Fisher Scientific
1.215%, 10/18/2024	1,375	1,339

		39,623

Industrials — 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027 (B)	15,325	15,686

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.450%, 10/29/2026	$255	$235
1.650%, 10/29/2024	650	633
Air Lease
3.375%, 07/01/2025	400	388
2.200%, 01/15/2027	770	706
BAE Systems Holdings
3.850%, 12/15/2025 (B)	625	610

		18,258

Information Technology — 0.9%
Cisco Systems
4.900%, 02/26/2026	14,460	14,462
Open Text
6.900%, 12/01/2027 (B)	985	1,017
Oracle
2.800%, 04/01/2027	1,000	933
1.650%, 03/25/2026	1,865	1,732
VMware
1.000%, 08/15/2024	1,155	1,130

		19,274

Materials — 0.2%
Amcor Flexibles North America
4.000%, 05/17/2025	1,165	1,143
Berry Global
5.500%, 04/15/2028 (B)	765	760
4.875%, 07/15/2026 (B)	1,000	977
International Flavors & Fragrances
2.300%, 11/01/2030 (B)	440	361
1.832%, 10/15/2027 (B)	2,490	2,188

		5,429

Real Estate — 0.9%
American Tower
5.250%, 07/15/2028	2,500	2,491
3.600%, 01/15/2028	175	165
Crown Castle
3.800%, 02/15/2028	2,000	1,884
Digital Realty Trust
3.600%, 07/01/2029	615	566
Extra Space Storage
5.700%, 04/01/2028	1,195	1,212
4.000%, 06/15/2029	1,230	1,154
3.875%, 12/15/2027	1,625	1,543
GLP Capital LP / GLP Financing II
5.300%, 01/15/2029	1,000	970
4.000%, 01/15/2031	1,370	1,209
Healthcare Realty Holdings
3.500%, 08/01/2026	1,625	1,546
Hudson Pacific Properties
4.650%, 04/01/2029	630	525
3.950%, 11/01/2027	52	45
3.250%, 01/15/2030	480	360

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kilroy Realty
3.450%, 12/15/2024	$920	$900
LXP Industrial Trust
6.750%, 11/15/2028	1,690	1,745
Physicians Realty
4.300%, 03/15/2027	1,880	1,830
VICI Properties
5.750%, 02/01/2027 (B)	725	722
4.950%, 02/15/2030	115	109
4.625%, 06/15/2025 (B)	185	182
4.125%, 08/15/2030 (B)	310	278

		19,436

Utilities — 3.2%
Alliant Energy Finance LLC
5.950%, 03/30/2029 (B)	1,565	1,602
1.400%, 03/15/2026 (B)	2,030	1,849
American Electric Power
5.750%, 11/01/2027	550	561
2.031%, 03/15/2024	1,325	1,324
Dominion Energy
3.300%, 03/15/2025	1,570	1,534
Eversource Energy
2.900%, 03/01/2027	2,505	2,343
Georgia Power
5.004%, 02/23/2027	12,725	12,701
ITC Holdings
4.950%, 09/22/2027 (B)	2,100	2,086
Jersey Central Power & Light
4.700%, 04/01/2024 (B)	1,545	1,544
Metropolitan Edison
4.000%, 04/15/2025 (B)	315	308
National Rural Utilities Cooperative Finance MTN
4.800%, 02/05/2027	12,290	12,229
NextEra Energy Capital Holdings
5.749%, 09/01/2025	17,095	17,186
2.940%, 03/21/2024	745	744
Pennsylvania Electric
5.150%, 03/30/2026 (B)	665	659
Southern California Edison
5.350%, 03/01/2026	15,175	15,187

		71,857

Total Corporate Obligations
(Cost $549,234) ($ Thousands)		546,124

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 20.1%
Agency Mortgage-Backed Obligations — 12.2%
FHLMC
5.864%, RFUCCT1Y + 1.470%, 03/01/2037(C)	$4	$4
3.500%, 02/01/2034 to 05/01/2035	6,919	6,627
2.500%, 09/01/2030 to 01/01/2052	7,460	6,971
2.000%, 03/01/2052	–	–
FHLMC Multifamily Structured Pass Through Certificates, Ser K054, Cl A2
2.745%, 01/25/2026	2,675	2,572
FHLMC Multifamily Structured Pass Through Certificates, Ser K057, Cl A2
2.570%, 07/25/2026	1,000	952
FHLMC Multifamily Structured Pass Through Certificates, Ser K062, Cl A2
3.413%, 12/25/2026	1,500	1,448
FHLMC Multifamily Structured Pass Through Certificates, Ser K066, Cl A1
2.797%, 12/25/2026	2,597	2,505
FHLMC Multifamily Structured Pass Through Certificates, Ser K076, Cl A1
3.725%, 12/25/2027	176	172
FHLMC Multifamily Structured Pass Through Certificates, Ser K089, Cl A1
3.344%, 10/25/2028	789	759
FHLMC Multifamily Structured Pass Through Certificates, Ser K159, Cl A1
3.950%, 12/25/2029	5,686	5,548
FHLMC Multifamily Structured Pass Through Certificates, Ser KIR1, Cl A2
2.849%, 03/25/2026	2,565	2,456
FHLMC Multifamily Structured Pass Through Certificates, Ser KW01, Cl A2
2.853%, 01/25/2026	1,505	1,452
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
5.806%, SOFR30A + 0.474%, 08/25/2024(C)	155	154
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF37, Cl A
5.806%, SOFR30A + 0.474%, 09/25/2027(C)	78	78
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF38, Cl A
5.776%, SOFR30A + 0.444%, 09/25/2024(C)	198	197
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
5.766%, SOFR30A + 0.434%, 11/25/2024(C)	126	126

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF40, Cl A
5.786%, SOFR30A + 0.454%, 11/25/2027(C)	$40	$40
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF43, Cl A
5.686%, SOFR30A + 0.354%, 01/25/2028(C)	338	334
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF51, Cl A
5.846%, SOFR30A + 0.514%, 08/25/2025(C)	116	116
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF68, Cl A
5.936%, SOFR30A + 0.604%, 07/25/2026(C)	580	579
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF86, Cl AL
5.736%, SOFR30A + 0.404%, 08/25/2027(C)	326	323
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ34, Cl A1
0.681%, 06/25/2026	320	305
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ37, Cl A1
1.679%, 12/25/2027	2,052	1,880
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
5.829%, 12MTA + 0.740%, 05/25/2044(C)	378	378
FHLMC REMIC CMO, Ser 2005-2922, Cl FE
5.689%, SOFR30A + 0.364%, 02/15/2035(C)	382	377
FHLMC REMIC CMO, Ser 2005-2990, Cl LK
5.809%, SOFR30A + 0.484%, 10/15/2034(C)	484	482
FHLMC REMIC CMO, Ser 2006-3102, Cl FB
5.739%, SOFR30A + 0.414%, 01/15/2036(C)	137	137
FHLMC REMIC CMO, Ser 2006-3136, Cl KF
5.739%, SOFR30A + 0.414%, 04/15/2036(C)	171	169
FHLMC REMIC CMO, Ser 2009-3616, Cl FG
6.089%, SOFR30A + 0.764%, 03/15/2032(C)	214	214
FHLMC REMIC CMO, Ser 2010-3762, Cl FP
5.889%, SOFR30A + 0.564%, 03/15/2040(C)	28	28
FHLMC REMIC CMO, Ser 2010-3774, Cl EW
3.500%, 12/15/2025	74	72
FHLMC REMIC CMO, Ser 2011-3895, Cl FM
5.789%, SOFR30A + 0.464%, 12/15/2040(C)	44	44

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2012-4048, Cl GF
5.789%, SOFR30A + 0.464%, 10/15/2040(C)	$5	$5
FHLMC REMIC CMO, Ser 2012-4094, Cl BF
5.839%, SOFR30A + 0.514%, 08/15/2032(C)	325	325
FHLMC REMIC CMO, Ser 2012-4102, Cl LF
5.689%, SOFR30A + 0.364%, 01/15/2040(C)	47	47
FHLMC REMIC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	138	133
FHLMC REMIC CMO, Ser 2014-4379, Cl CD
2.500%, 04/15/2033	99	97
FHLMC REMIC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	822	794
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.622%, SOFR30A + 1.300%, 02/25/2042(B)(C)	746	749
FNMA
4.390%, 07/01/2028	3,870	3,815
3.500%, 09/01/2034	3,253	3,102
3.000%, 10/01/2030 to 02/01/2035	5,187	4,914
2.990%, 01/01/2026(C)	2,108	2,043
2.890%, 12/01/2025	5,195	4,995
2.690%, 06/01/2026	1,428	1,358
2.500%, 02/01/2031 to 11/01/2034	4,711	4,423
2.000%, 04/01/2031	714	661
FNMA REMIC CMO, Ser 2005-83, Cl FP
5.766%, SOFR30A + 0.444%, 10/25/2035(C)	463	457
FNMA REMIC CMO, Ser 2006-31, Cl FP
5.736%, SOFR30A + 0.414%, 05/25/2036(C)	79	78
FNMA REMIC CMO, Ser 2006-56, Cl FE
5.866%, SOFR30A + 0.544%, 07/25/2036(C)	390	386
FNMA REMIC CMO, Ser 2007-98, Cl FD
5.886%, SOFR30A + 0.564%, 06/25/2037(C)	237	233
FNMA REMIC CMO, Ser 2008-24, Cl PF
6.086%, SOFR30A + 0.764%, 02/25/2038(C)	51	51
FNMA REMIC CMO, Ser 2010-43, Cl VF
5.986%, SOFR30A + 0.664%, 05/25/2040(C)	284	282
FNMA REMIC CMO, Ser 2012-111, Cl NF
5.786%, SOFR30A + 0.464%, 05/25/2042(C)	412	404
FNMA REMIC CMO, Ser 2012-113, Cl PB
2.000%, 10/25/2040	412	389

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2012-54, Cl CF
6.136%, SOFR30A + 0.814%, 05/25/2042(C)	$145	$144
FNMA REMIC CMO, Ser 2013-116, Cl CB
2.500%, 04/25/2033	99	96
FNMA REMIC CMO, Ser 2016-48, Cl UF
5.836%, SOFR30A + 0.514%, 08/25/2046(C)	167	165
FNMA REMIC CMO, Ser 2019-79, Cl FA
5.936%, SOFR30A + 0.614%, 01/25/2050(C)	395	383
FNMA REMIC CMO, Ser 2020-10, Cl FA
5.936%, SOFR30A + 0.614%, 03/25/2050(C)	1,064	1,035
FNMA TBA
5.500%, 03/15/2054	4,250	4,204
5.000%, 03/15/2039 to 03/15/2054	45,225	44,388
4.500%, 03/15/2039 to 03/15/2054	56,200	54,056
4.000%, 03/01/2039 to 04/01/2039	40,825	38,231
3.500%, 03/01/2041	6,775	6,409
FNMA, Ser M15, Cl A2
2.923%, 10/25/2025(C)	971	940
FNMA, Ser M17, Cl A2
2.911%, 11/25/2025(C)	1,913	1,849
FNMA, Ser M3, Cl A2
2.702%, 02/25/2026	2,462	2,360
FRESB Mortgage Trust, Ser SB14, Cl A10F
2.590%, 03/25/2026(C)	1,040	991
FRESB Mortgage Trust, Ser SB15, Cl A10F
2.350%, 03/25/2026(C)	1,609	1,534
FRESB Mortgage Trust, Ser SB17, Cl A10F
2.420%, 05/25/2026(C)	2,981	2,831
FRESB Mortgage Trust, Ser SB50, Cl A10F
3.317%, 04/25/2028(C)	843	796
FRESB Mortgage Trust, Ser SB52, Cl A10F
3.464%, 06/25/2028(C)	5,072	4,805
FRESB Mortgage Trust, Ser SB53, Cl A10F
3.627%, 06/25/2028(C)	4,210	3,993
FRESB Mortgage Trust, Ser SB54, Cl A10F
3.520%, 05/25/2028(C)	1,211	1,142
FRESB Mortgage Trust, Ser SB59, Cl A10F
3.470%, 01/25/2029(C)	322	299
GNMA
3.625%, H15T1Y + 1.500%, 02/20/2041(C)	64	65
3.000%, 01/20/2027	429	417
GNMA CMO, Ser 2007-1, Cl F
5.734%, TSFR1M + 0.414%, 01/20/2037(C)	315	313
GNMA CMO, Ser 2010-98, Cl QF
5.834%, TSFR1M + 0.514%, 01/20/2040(C)	51	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2011-151, Cl BF
5.784%, TSFR1M + 0.464%, 04/20/2041(C)	$270	$265
GNMA CMO, Ser 2012-77, Cl FM
6.106%, TSFR1M + 0.784%, 11/16/2039(C)	331	331
GNMA CMO, Ser 2023-111, Cl FN
6.524%, SOFR30A + 1.200%, 08/20/2053(C)	4,137	4,146
GNMA CMO, Ser 2023-113, Cl FD
6.500%, SOFR30A + 1.350%, 08/20/2053(C)	3,076	3,078
GNMA CMO, Ser 2023-116, Cl FL
6.474%, SOFR30A + 1.150%, 08/20/2053(C)	3,118	3,125
GNMA CMO, Ser 2023-128, Cl CF
6.524%, SOFR30A + 1.200%, 08/20/2053(C)	3,298	3,306
GNMA TBA
5.500%, 03/20/2038	5,225	5,190
5.000%, 03/01/2039	8,200	8,009
4.500%, 03/01/2039	10,375	9,907
GNMA, Ser 109, Cl B
3.313%, 10/16/2041(C)	764	758
GNMA, Ser 157, Cl C
3.150%, 10/16/2054(C)	1,081	1,033
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044(C)	294	291
GNMA, Ser 2010-159, Cl D
4.558%, 09/16/2044(C)	330	323
GNMA, Ser 23, Cl D
3.488%, 07/16/2049(C)	341	324

		278,823
Non-Agency Mortgage-Backed Obligations — 7.9%
Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R9, Cl M1
5.905%, TSFR1M + 0.819%, 11/25/2035(C)	882	856
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
6.490%, TSFR1M + 1.172%, 06/15/2035(B)(C)	357	354
Banc of America Funding Trust, Ser 2014-R6, Cl 2A13
5.710%, 07/26/2036(B)(C)	1,994	1,961
Bank of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl ASB
3.366%, 02/15/2050	865	841
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	2,722	2,640

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BANK, Ser BN14, Cl A2
4.128%, 09/15/2060	$335	$334
BANK, Ser BN14, Cl ASB
4.185%, 09/15/2060	454	443
BANK, Ser BN21, Cl ASB
2.808%, 10/17/2052	2,625	2,458
BANK, Ser BNK8, Cl ASB
3.314%, 11/15/2050	1,699	1,639
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
7.573%, TSFR1M + 2.254%, 10/15/2037(B)(C)	1,000	994
BBCMS Mortgage Trust, Ser C7, Cl A1
1.079%, 04/15/2053	403	394
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	9,585	8,837
Benchmark Mortgage Trust, Ser B19, Cl A1
0.628%, 09/15/2053	219	213
Benchmark Mortgage Trust, Ser B5, Cl A2
4.077%, 07/15/2051	1,287	1,252
Benchmark Mortgage Trust, Ser B9, Cl AAB
3.933%, 03/15/2052	1,720	1,668
BHMS, Ser ATLS, Cl C
7.515%, TSFR1M + 2.197%, 07/15/2035(B)(C)	3,690	3,606
BMO Mortgage Trust, Ser 2022-C3, Cl A1
5.252%, 09/15/2054(C)	1,398	1,389
BOCA Commercial Mortgage Trust, Ser BOCA, Cl A
7.087%, TSFR1M + 1.770%, 05/15/2039(B)(C)	500	500
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.085%, TSFR1M + 0.767%, 05/01/2038(B)(C)	1,192	1,180
BX Commercial Mortgage Trust, Ser CIP, Cl A
6.354%, TSFR1M + 1.035%, 12/15/2038(B)(C)	1,250	1,234
BX Commercial Mortgage Trust, Ser VKNG, Cl A
6.363%, TSFR1M + 1.044%, 10/15/2037(B)(C)	965	962
BX Trust, Ser 2021-MFM1, Cl A
6.133%, TSFR1M + 0.814%, 01/15/2034(B)(C)	1,862	1,848
BX Trust, Ser CALM, Cl B
6.533%, TSFR1M + 1.214%, 11/15/2032(B)(C)	606	603
BX Trust, Ser SDMF, Cl A
6.022%, TSFR1M + 0.703%, 09/15/2034(B)(C)	1,843	1,820

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BXP Trust, Ser CC, Cl D
3.552%, 08/13/2037(B)(C)	$710	$535
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
6.685%, TSFR1M + 1.367%, 12/15/2037(B)(C)	815	815
Carrington Mortgage Loan Trust Series, Ser 2006-OPT1, Cl M1
5.960%, TSFR1M + 0.639%, 02/25/2036(C)	1,619	1,585
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	3,639	3,505
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	1,357	1,315
CD Mortgage Trust, Ser CD7, Cl ASB
4.213%, 08/15/2051	357	348
CIM Trust, Ser 2022-I1, Cl A1
4.350%, 02/25/2067(B)(C)	968	938
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	442	436
Citigroup Commercial Mortgage Trust, Ser C4, Cl AAB
3.297%, 10/12/2050	1,377	1,326
Citigroup Commercial Mortgage Trust, Ser GC21, Cl AS
4.026%, 05/10/2047	1,375	1,362
Citigroup Commercial Mortgage Trust, Ser GC36, Cl AAB
3.368%, 02/10/2049	500	490
Citigroup Commercial Mortgage Trust, Ser GC37, Cl AAB
3.098%, 04/10/2049	826	805
Citigroup Commercial Mortgage Trust, Ser PRM2, Cl A
6.383%, TSFR1M + 1.064%, 10/15/2038(B)(C)	1,782	1,766
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A1
5.725%, TSFR1M + 0.404%, 09/25/2036(B)(C)	1,531	1,450
Cold Storage Trust, Ser 2020-ICE5, Cl A
6.337%, TSFR1M + 1.014%, 11/15/2037(B)(C)	1,474	1,470
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	255	253
COMM Mortgage Trust, Ser DC1, Cl AM
3.724%, 02/10/2048	930	886
COMM Mortgage Trust, Ser PC1, Cl A4
3.620%, 07/10/2050	1,033	1,015

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R08, Cl 1M1
7.872%, SOFR30A + 2.550%, 07/25/2042(B)(C)	$1,434	$1,473
Connecticut Avenue Securities Trust, Ser 2023-R08, Cl 1M1
6.822%, SOFR30A + 1.500%, 10/25/2043(B)(C)	2,653	2,658
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
6.345%, TSFR1M + 1.027%, 05/15/2036(B)(C)	1,496	1,496
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
6.595%, TSFR1M + 1.277%, 05/15/2036(B)(C)	1,097	1,097
Credit Suisse Mortgage Capital Certificates, Ser ICE4, Cl D
6.965%, TSFR1M + 1.647%, 05/15/2036(B)(C)	2,893	2,891
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	18	17
CSAIL Commercial Mortgage Trust, Ser C15, Cl ASB
3.903%, 03/15/2052	850	826
CSMC Series, Ser 2014-6R, Cl 15A2
2.235%, TSFR1M + 0.264%, 11/27/2036(B)(C)	929	892
CSMC Series, Ser 2015-6R, Cl 2A1
6.449%, TSFR1M + 0.314%, 11/27/2046(B)(C)	1,205	1,185
CSMC Trust, Ser 2022-RPL3, Cl A1
3.765%, 03/25/2061(B)(C)	2,493	2,454
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
6.417%, TSFR1M + 1.099%, 05/15/2035(B)(C)	1,773	1,765
DBJPM Mortgage Trust, Ser C3, Cl ASB
2.756%, 08/10/2049	876	847
Extended Stay America Trust, Ser ESH, Cl A
6.513%, TSFR1M + 1.194%, 07/15/2038(B)(C)	2,028	2,026
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
5.595%, TSFR1M + 0.274%, 11/25/2036(C)	911	894
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
5.655%, TSFR1M + 0.334%, 12/25/2037(C)	1,668	1,565

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl 1A
5.685%, TSFR1M + 0.364%, 06/25/2036(C)	$877	$865
Fontainebleau Miami Beach Trust, Ser FBLU, Cl A
3.144%, 12/10/2036(B)	2,278	2,217
Fontainebleau Miami Beach Trust, Ser FBLU, Cl B
3.447%, 12/10/2036(B)	3,400	3,310
FS Rialto, Ser 2019-FL1, Cl A
6.636%, TSFR1M + 1.314%, 12/16/2036(B)(C)	716	711
GCAT Trust, Ser 2021-NQM6, Cl A1
1.855%, 08/25/2066(B)(C)	2,502	2,196
Great Wolf Trust, Ser WOLF, Cl C
7.266%, TSFR1M + 1.947%, 12/15/2036(B)(C)	2,690	2,684
Great Wolf Trust, Ser WOLF, Cl A
6.667%, TSFR1M + 1.348%, 12/15/2036(B)(C)	3,400	3,398
Great Wolf Trust, Ser WOLF, Cl B
6.967%, TSFR1M + 1.648%, 12/15/2036(B)(C)	3,500	3,495
GS Mortgage Securities II Trust, Ser 2023-SHIP, Cl A
4.322%, 09/10/2038(B)(C)	6,600	6,390
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	1,300	1,264
GS Mortgage Securities Trust, Ser GS5, Cl AAB
3.467%, 03/10/2050	699	677
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	595	571
GSAA Home Equity Trust, Ser 2005-6, Cl M1
6.080%, TSFR1M + 0.759%, 06/25/2035(C)	512	503
GSAA Home Equity Trust, Ser 2007-8, Cl A3
6.335%, TSFR1M + 1.014%, 08/25/2037(C)	336	319
Hilton USA Trust, Ser 2016-HHV, Cl D
4.194%, 11/05/2038(B)(C)	2,430	2,270
Houston Galleria Mall Trust, Ser 2015-HGLR, Cl A1A2
3.087%, 03/05/2037(B)	1,725	1,664
Houston Galleria Mall Trust, Ser HGLR, Cl D
3.982%, 03/05/2037(B)	1,400	1,317
Houston Galleria Mall Trust, Ser HGLR, Cl A1A1
3.087%, 03/05/2037(B)	1,200	1,160

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust Series, Ser 2004-6, Cl 1A1
6.235%, TSFR1M + 0.914%, 10/25/2034(C)	$547	$529
Independence Plaza Trust, Ser INDP, Cl A
3.763%, 07/10/2035(B)	1,095	1,046
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	726	714
JPMCC Commercial Mortgage Securities Trust, Ser JP7, Cl ASB
3.241%, 09/15/2050	3,801	3,659
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl ASB
2.954%, 06/15/2049	393	382
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl A
6.233%, TSFR1M + 0.914%, 04/15/2038(B)(C)	1,502	1,499
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP3, Cl ASB
2.777%, 08/15/2049	2,345	2,265
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl M1
5.665%, TSFR1M + 0.344%, 05/25/2037(C)	3,000	2,869
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl A5
5.675%, TSFR1M + 0.354%, 05/25/2037(C)	841	833
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A1
5.595%, TSFR1M + 0.274%, 06/25/2037(C)	1,340	1,326
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
6.622%, SOFR30A + 1.300%, 03/25/2051(B)(C)	2,497	2,356
LHOME Mortgage Trust, Ser 2021-RTL3, Cl A1
2.363%, 09/25/2026(B)(D)	1,172	1,153
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	1,746	1,744
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
5.895%, TSFR1M + 0.574%, 04/25/2029(C)	143	132
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(B)(C)	345	332
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(B)(C)	1,738	1,663

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(C)	$1,891	$1,761
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C18, Cl ASB
3.621%, 10/15/2047	3	3
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/2048	207	204
Morgan Stanley Capital I, Ser HR2, Cl ASB
3.509%, 12/15/2050	1,012	977
Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
5.755%, TSFR1M + 0.434%, 04/25/2037(C)	517	505
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
5.625%, TSFR1M + 0.304%, 04/25/2037(C)	1,355	1,280
One New York Plaza Trust, Ser 1NYP, Cl A
6.383%, TSFR1M + 1.064%, 01/15/2036(B)(C)	952	926
OPG Trust, Ser PORT, Cl A
5.917%, TSFR1M + 0.598%, 10/15/2036(B)(C)	1,323	1,303
Opteum Mortgage Acceptance Asset Backed Pass-Through Certificates 2005-2, Ser 2005-2, Cl M5
6.410%, TSFR1M + 1.089%, 04/25/2035(C)	129	132
Ownit Mortgage Loan Trust Series, Ser 2006-3, Cl A2D
5.975%, TSFR1M + 0.654%, 03/25/2037(C)	2,091	1,978
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(B)(C)	5,274	4,400
RASC Series Trust, Ser 2005-EMX2, Cl M5
6.485%, TSFR1M + 0.814%, 07/25/2035(C)	70	71
SREIT Trust, Ser 2021-MFP, Cl B
6.512%, TSFR1M + 1.194%, 11/15/2038(B)(C)	1,435	1,421
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl M1
6.005%, TSFR1M + 0.684%, 05/25/2035(C)	36	36
STWD, Ser 2019-FL1, Cl A
6.512%, TSFR1M + 1.194%, 07/15/2038(B)(C)	75	74
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(B)(C)	87	83

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2018-4, Cl A1
3.000%, 06/25/2058(B)(C)	$1,642	$1,519
Towd Point Mortgage Trust, Ser 2018-6, Cl A1
3.750%, 03/25/2058(B)(C)	1,059	1,009
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(B)(C)	2,515	2,354
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
6.435%, TSFR1M + 1.114%, 05/25/2058(B)(C)	1,234	1,255
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(B)	1,076	940
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(C)	1,495	1,360
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(B)(C)	691	647
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	730	706
UBS Commercial Mortgage Trust, Ser C12, Cl A2
4.152%, 08/15/2051	167	164
UBS Commercial Mortgage Trust, Ser C7, Cl ASB
3.586%, 12/15/2050	2,842	2,762
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.955%, TSFR1M + 0.634%, 11/25/2045(C)	859	776
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	771	756
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl ASB
3.390%, 11/15/2050	800	773
Wells Fargo Commercial Mortgage Trust, Ser BNK1, Cl ASB
2.514%, 08/15/2049	386	375
Wells Fargo Commercial Mortgage Trust, Ser C28, Cl A3
3.290%, 05/15/2048	2,008	1,954
Wells Fargo Commercial Mortgage Trust, Ser C31, Cl A3
3.427%, 11/15/2048	3,923	3,816
Wells Fargo Commercial Mortgage Trust, Ser C34, Cl ASB
2.911%, 06/15/2049	1,190	1,163

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser C52, Cl ASB
2.833%, 08/15/2052	$1,400	$1,315
Wells Fargo Commercial Mortgage Trust, Ser C57, Cl A1
0.903%, 08/15/2053	1,020	981
Wells Fargo Commercial Mortgage Trust, Ser SMP, Cl A
6.239%, TSFR1M + 0.921%, 12/15/2034(B)(C)	1,125	1,071
WFRBS Commercial Mortgage Trust, Ser C21, Cl A5
3.678%, 08/15/2047	1,183	1,169

		179,944
Total Mortgage-Backed Securities
(Cost $465,349) ($ Thousands)		458,767

ASSET-BACKED SECURITIES — 20.0%
Automotive — 10.2%

American Credit Acceptance Receivables Trust, Ser 2021-1, Cl D
1.140%, 03/15/2027 (B)	3,045	3,011
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl D
1.210%, 12/18/2026	1,171	1,103
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl C
5.320%, 04/18/2028	3,000	2,996
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (B)	7,330	7,383
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (B)	3,378	3,055
BOF VII AL Funding Trust I, Ser 2023-CAR3, Cl A2
6.291%, 07/26/2032 (B)	6,475	6,513
CarMax Auto Owner Trust, Ser 2022-2, Cl A4
3.620%, 09/15/2027	3,632	3,526
Carmax Auto Owner Trust, Ser 2023-2, Cl A3
5.050%, 01/18/2028	10,103	10,073
Carmax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	1,000	992
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	6,650	6,667
CarMax Auto Owner Trust, Ser 2024-1, Cl A3
4.920%, 10/16/2028	8,330	8,294

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust, Ser 2024-1, Cl B
5.170%, 08/15/2029	$4,120	$4,104
Citizens Auto Receivables Trust, Ser 2023-1, Cl A3
5.840%, 01/18/2028 (B)	9,415	9,508
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (B)	6,440	6,515
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/2027	718	712
Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.390%, 03/15/2029	2,470	2,356
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (B)	6,620	6,624
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (B)	6,355	6,342
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl E
3.740%, 01/15/2027 (B)	2,750	2,712
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl C
0.960%, 10/15/2026	912	895
Exeter Automobile Receivables Trust, Ser 2021-4A, Cl C
1.460%, 10/15/2027	2,129	2,099
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl C
6.320%, 05/15/2028	2,015	2,027
Flagship Credit Auto Trust, Ser 2019-4, Cl D
3.120%, 01/15/2026 (B)	1,933	1,908
Flagship Credit Auto Trust, Ser 2020-3, Cl D
2.500%, 09/15/2026 (B)	2,400	2,296
Flagship Credit Auto Trust, Ser 2021-1, Cl C
0.910%, 03/15/2027 (B)	2,560	2,496
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A4
4.830%, 05/15/2026	18,000	17,876
Ford Credit Auto Owner Trust, Ser 2020-2, Cl A
1.060%, 04/15/2033 (B)	10,485	9,796
GM Financial Consumer Automobile Receivables Trust, Ser 2022-3, Cl A4
3.710%, 12/16/2027	1,000	971
GTE Auto Receivables Trust, Ser 2023-1, Cl A3
5.180%, 03/15/2028 (B)	8,475	8,401
Huntington Auto Trust, Ser 2024-1A, Cl A3
5.230%, 01/16/2029 (B)	8,415	8,441

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A4
5.310%, 08/15/2029	$194	$195
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (B)	634	622
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl D
1.009%, 02/26/2029 (B)	651	630
LAD Auto Receivables Trust, Ser 2023-2A, Cl C
5.580%, 09/15/2028 (B)	2,180	2,166
Navistar Financial Dealer Note Master Owner Trust II, Ser 2023-1, Cl A
6.180%, 08/25/2028 (B)	5,090	5,118
Navistar Financial Dealer Note Master Owner Trust II, Ser 2023-1, Cl B
6.480%, 08/25/2028 (B)	1,363	1,367
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/2028 (B)	1,250	1,250
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl D
1.480%, 01/15/2027	1,498	1,470
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl C
5.000%, 11/15/2029	3,185	3,142
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (B)	1,775	1,733
SBNA Auto Lease Trust, Ser 2023-A, Cl A3
6.510%, 04/20/2027 (B)	10,900	11,085
SBNA Auto Lease Trust, Ser 2024-A, Cl A4
5.240%, 01/22/2029 (B)	8,860	8,839
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/2035 (B)	8,360	8,084
Toyota Auto Receivables Owner Trust, Ser 2022-C, Cl A3
3.760%, 04/15/2027	6,374	6,265
US Bank, Ser 2023-1, Cl B
6.789%, 08/25/2032 (B)	1,755	1,766
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl D
1.650%, 02/17/2026 (B)	1,351	1,334
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl B
5.410%, 01/18/2028 (B)	2,940	2,932
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl B
5.800%, 04/18/2038 (B)	12,695	12,664

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2021-B, Cl B
1.040%, 06/15/2027	$3,050	$2,873
World Omni Auto Receivables Trust, Ser 2023-C, Cl A3
5.150%, 11/15/2028	10,425	10,435
		233,662

Credit Cards — 3.2%

American Express Credit Account Master Trust, Ser 2023-1, Cl A
4.870%, 05/15/2028	2,000	1,997
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	8,741	8,765
Barclays Dryrock Issuance Trust, Ser 2023-1, Cl A
4.720%, 02/15/2029	1,950	1,937
Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	10,125	9,918
CARDS II Trust, Ser 2023-2A, Cl B
6.379%, 07/15/2028 (B)	11,190	11,219
First National Master Note Trust, Ser 2023-1, Cl A
5.130%, 04/15/2029	5,935	5,915
Golden Credit Card Trust, Ser 2022-4A, Cl A
4.310%, 09/15/2027 (B)	15,985	15,760
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	10,611	10,378
Synchrony Card Funding LLC, Ser 2023-A1, Cl A
5.540%, 07/15/2029	6,270	6,321
		72,210

Other Asset-Backed Securities — 6.6%

AMMC CLO 15, Ser 2021-15A, Cl AR3
6.696%, TSFR3M + 1.382%, 01/15/2032 (B)(C)	1,296	1,298
AMMC CLO 22, Ser 2018-22A, Cl A
6.616%, TSFR3M + 1.292%, 04/25/2031 (B)(C)	612	613
Apidos CLO XXII, Ser 2020-22A, Cl A1R
6.639%, TSFR3M + 1.322%, 04/20/2031 (B)(C)	2,254	2,259
Barings CLO, Ser 2018-3A, Cl A1
6.529%, TSFR3M + 1.212%, 07/20/2029 (B)(C)	177	177
Barings CLO, Ser 2018-4A, Cl A2
7.026%, TSFR3M + 1.712%, 10/15/2030 (B)(C)	2,600	2,589

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset Backed Securities Trust, Ser 2006-2, Cl M5
7.460%, TSFR1M + 2.139%, 07/25/2036 (C)	$61	$61
Bear Stearns Asset Backed Securities Trust, Ser 2006-HE9, Cl 1A2
5.735%, TSFR1M + 0.414%, 11/25/2036 (C)	2,103	2,034
Carbone CLO, Ser 2017-1A, Cl A1
6.719%, TSFR3M + 1.402%, 01/20/2031 (B)(C)	1,619	1,622
CIFC Funding, Ser 2018-3RA, Cl A1
6.560%, TSFR3M + 1.242%, 04/24/2031 (B)(C)	382	383
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/2028	6,160	6,126
Countrywide Asset-Backed Certificates, Ser 2006-BC4, Cl 2A3
5.915%, TSFR1M + 0.594%, 11/25/2036 (C)	324	321
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
3.520%, TSFR1M + 1.089%, 06/25/2035 (C)	114	114
Dell Equipment Finance Trust, Ser 2023-2, Cl A3
5.650%, 01/22/2029 (B)	3,915	3,932
Dell Equipment Finance Trust, Ser 2023-2, Cl B
5.770%, 01/22/2029 (B)	2,195	2,198
Domino's Pizza Master Issuer LLC, Ser 2015-1A, Cl A2II
4.474%, 10/25/2045 (B)	2,133	2,088
Dryden 41 Senior Loan Fund, Ser 2018-41A, Cl BR
6.876%, TSFR3M + 1.562%, 04/15/2031 (B)(C)	1,340	1,330
Eaton Vance CLO, Ser 2021-1A, Cl AR
6.676%, TSFR3M + 1.362%, 04/15/2031 (B)(C)	1,914	1,915
FirstKey Homes Trust, Ser 2020-SFR1, Cl A
1.339%, 08/17/2037 (B)	3,878	3,638
FirstKey Homes Trust, Ser 2022-SFR2, Cl A
4.250%, 07/17/2039 (B)	9,305	9,008
Ford Credit Floorplan Master Owner Trust A, Ser 2020-2, Cl A
1.060%, 09/15/2027	2,740	2,569
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl B
5.310%, 05/15/2028 (B)	2,450	2,426

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
6.095%, TSFR1M + 0.774%, 01/25/2036 (C)	$2,053	$1,934
Goldentree Loan Management US CLO 3, Ser 2018-3A, Cl AJ
6.879%, TSFR3M + 1.562%, 04/20/2030 (B)(C)	1,700	1,692
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A3
5.150%, 07/15/2027 (B)	3,235	3,205
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2
6.586%, TSFR3M + 1.272%, 04/15/2031 (B)(C)	1,825	1,827
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	1,378	1,303
HPEFS Equipment Trust, Ser 2024-1A, Cl B
5.180%, 05/20/2031 (B)	4,400	4,378
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl M1
5.975%, TSFR1M + 0.654%, 12/25/2035 (C)	13	13
HSI Asset Securitization Trust, Ser 2006-OPT2, Cl M2
6.020%, TSFR1M + 0.699%, 01/25/2036 (C)	470	459
LCM XXIV, Ser 2021-24A, Cl AR
6.559%, TSFR3M + 1.242%, 03/20/2030 (B)(C)	722	723
M&T Equipment, Ser 2023-1A, Cl A3
5.740%, 07/15/2030 (B)	6,775	6,777
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.579%, TSFR3M + 1.262%, 07/21/2030 (B)(C)	1,876	1,879
Magnetite XVIII, Ser 2021-18A, Cl AR2
6.449%, TSFR3M + 1.142%, 11/15/2028 (B)(C)	836	836
MF1, Ser 2020-FL4, Cl A
7.132%, TSFR1M + 1.814%, 11/15/2035 (B)(C)	1,397	1,395
Morgan Stanley ABS Capital I Trust, Ser 2006-NC3, Cl A2D
5.975%, TSFR1M + 0.654%, 03/25/2036 (C)	501	481
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl A2B
6.435%, TSFR1M + 1.114%, 07/25/2037 (C)	872	849
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (B)	1,814	1,682

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (B)	$4,066	$3,806
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	2,406	2,185
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (B)	2,715	2,452
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (B)	1,760	1,578
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (B)	1,727	1,588
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	3,270	2,869
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (B)	6,229	5,415
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (B)	4,855	4,396
Neuberger Berman Loan Advisers CLO 24, Ser 2020-24A, Cl BR
7.071%, TSFR3M + 1.762%, 04/19/2030 (B)(C)	750	747
New Century Home Equity Loan Trust, Ser 2006-1, Cl A2B
5.795%, TSFR1M + 0.474%, 05/25/2036 (C)	1,692	1,662
Palmer Square CLO, Ser 2018-1A, Cl A1
6.590%, TSFR3M + 1.292%, 04/18/2031 (B)(C)	1,931	1,930
Palmer Square Loan Funding, Ser 2021-2A, Cl A1
6.381%, TSFR3M + 1.062%, 05/20/2029 (B)(C)	639	639
People's Choice Home Loan Securities Trust, Ser 2005-4, Cl 1A3
6.115%, TSFR1M + 0.794%, 12/25/2035 (C)	846	809
Progress Residential Trust, Ser 2020-SFR2, Cl A
2.078%, 06/17/2037 (B)	1,873	1,793
Reese Park CLO, Ser 2021-1A, Cl XR
6.476%, TSFR3M + 1.162%, 10/15/2034 (B)(C)	642	642
Rockford Tower CLO, Ser 2018-2A, Cl A
6.739%, TSFR3M + 1.422%, 10/20/2031 (B)(C)	2,464	2,468

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
5.775%, TSFR1M + 0.454%, 10/25/2046 (C)	$1,097	$1,055
Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Cl A
3.200%, 01/20/2036 (B)	481	480
Sierra Timeshare Receivables Funding LLC, Ser 2019-3A, Cl A
2.340%, 08/20/2036 (B)	367	351
SLC Student Loan Trust, Ser 2007-1, Cl A4
5.682%, SOFR90A + 0.322%, 05/15/2029 (C)	279	278
SLM Student Loan Trust, Ser 2012-2, Cl A
6.136%, SOFR30A + 0.814%, 01/25/2029 (C)	638	617
SLM Student Loan Trust, Ser 2013-2, Cl A
5.886%, SOFR30A + 0.564%, 06/25/2043 (C)	785	770
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (B)	529	479
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (B)	583	502
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (B)	928	788
Stack Infrastructure Issuer LLC, Ser 2019-2A, Cl A2
3.080%, 10/25/2044 (B)	740	722
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (B)	1,000	937
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (B)	8,480	8,480
Vantage Data Centers Issuer LLC, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (B)	1,317	1,229
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	9,780	9,803
Voya CLO, Ser 2021-2A, Cl A1R
6.556%, TSFR3M + 1.242%, 06/07/2030 (B)(C)	1,151	1,152
Wells Fargo Home Equity Trust, Ser 2006-1, Cl M3
5.930%, TSFR1M + 0.609%, 05/25/2036 (C)	385	384

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (B)	$11,725	$11,722
		150,862

Total Asset-Backed Securities
(Cost $458,640) ($ Thousands)		456,734

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
FHLB
2.750%, 03/25/2027	16,360	15,473
FHLMC
4.050%, 07/21/2025	14,825	14,610
0.600%, 10/20/2025	9,805	9,161
FNMA
0.700%, 07/30/2025	6,920	6,528

Total U.S. Government Agency Obligations
(Cost $47,910) ($ Thousands)		45,772

MUNICIPAL BONDS — 1.6%
Alabama — 0.2%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
1.038%, 09/01/2025	5,635	5,326

Colorado — 0.0%
Denver, Airport System Revenue, Ser C, RB
1.115%, 11/15/2024	610	593

Florida — 0.3%
County of Miami-Dade Florida Aviation Revenue, Ser C, RB
3.505%, 10/01/2025	2,250	2,196
Miami-Dade County, Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	3,145	3,044
1.229%, 10/01/2025	370	349

		5,589

Illinois — 0.4%
State of Illinois, Ser A, GO
5.254%, 05/01/2025	4,770	4,764
5.213%, 05/01/2026	5,215	5,226

		9,990

Massachusetts — 0.0%
Massachusetts State, Ser B, RB
4.110%, 07/15/2031	1,009	992

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 0.6%
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
2.310%, 11/01/2026	$820	$770
New York State, Dormitory Authority, RB
0.887%, 03/15/2025 (E)	9,775	9,359
New York State, Dormitory Authority, Ser D, RB
5.000%, 03/15/2024	950	950
New York State, Urban Development, Ser B, RB
2.010%, 03/15/2030	1,800	1,544

		12,623

Texas — 0.1%
Dallas Fort Worth, International Airport, Ser A, RB
2.156%, 11/01/2025	2,400	2,290

Total Municipal Bonds
(Cost $38,316) ($ Thousands)		37,403

	Shares
CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	83,610,042	83,610
Total Cash Equivalent
(Cost $83,610) ($ Thousands)		83,610
Total Investments in Securities — 108.5%
(Cost $2,490,883) ($ Thousands)		$2,473,325

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Limited Duration Bond Fund (Concluded)

A list of the open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	379	Jun-2024	$77,559	$77,600	$41

Short Contracts
U.S. 5-Year Treasury Note	(475)	Jun-2024	$(50,696)	$(50,781)	$(85)
U.S. Ultra Long Treasury Bond	(55)	Jun-2024	(7,025)	(7,033)	(8)
Ultra 10-Year U.S. Treasury Note	(195)	Jun-2024	(22,207)	(22,263)	(56)
			(79,928)	(80,077)	(149)
			$(2,369)	$(2,477)	$(108)

Percentages are based on Net Assets of $2,280,099 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2024, the value of these securities amounted to $531,793 ($ Thousands), representing 23.3% of the Net Assets of the Fund.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Security is escrowed to maturity.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$28,539	$2,644,499	$(2,589,428)	$—	$—	$83,610	$2,280	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 88.2%
Communication Services — 4.8%
Alphabet
2.050%, 08/15/2050	$1,356	$801
America Movil
6.125%, 03/30/2040	720	757
AT&T
8.750%, 11/15/2031	1,150	1,348
6.800%, 05/15/2036	2,915	3,165
4.900%, 08/15/2037	3,040	2,852
3.650%, 06/01/2051	2,095	1,499
2.250%, 02/01/2032	2,430	1,949
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/2025	115	114
Comcast
6.450%, 03/15/2037	6,445	7,063
5.650%, 06/15/2035	290	298
5.350%, 11/15/2027	3,037	3,084
5.350%, 05/15/2053	5,820	5,672
4.550%, 01/15/2029	7,065	6,951
4.200%, 08/15/2034	11,767	10,819
3.999%, 11/01/2049	1,080	859
3.969%, 11/01/2047	3,423	2,712
3.950%, 10/15/2025	2,340	2,299
3.900%, 03/01/2038	1,345	1,153
3.400%, 07/15/2046	1,115	818
3.375%, 08/15/2025	2,470	2,412
3.300%, 02/01/2027	1,870	1,792
3.150%, 03/01/2026	3,480	3,359
2.987%, 11/01/2063	4,549	2,733
2.937%, 11/01/2056	5,978	3,678
2.887%, 11/01/2051	3,410	2,159
1.500%, 02/15/2031	15,120	12,060
Cox Communications
1.800%, 10/01/2030 (A)	3,600	2,866
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	3,940	3,848
Discovery Communications LLC
5.000%, 09/20/2037	1	1
4.000%, 09/15/2055	2,150	1,423
Meta Platforms
5.750%, 05/15/2063	1,205	1,262
5.600%, 05/15/2053	8,132	8,419
4.800%, 05/15/2030	10,720	10,716
4.450%, 08/15/2052	6,635	5,797
Paramount Global
6.875%, 04/30/2036	2,760	2,532
Rogers Communications
5.000%, 02/15/2029	4,163	4,126
Sprint Capital
8.750%, 03/15/2032	3,750	4,529

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint LLC
7.125%, 06/15/2024	$1,715	$1,720
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	11,360	11,326
Time Warner Cable LLC
6.750%, 06/15/2039	1,635	1,543
6.550%, 05/01/2037	2,145	2,020
T-Mobile USA
5.150%, 04/15/2034	1,165	1,147
4.500%, 04/15/2050	3,110	2,632
3.375%, 04/15/2029	4,070	3,731
Verizon Communications
7.750%, 12/01/2030	1,750	2,000
4.329%, 09/21/2028	3,235	3,140
2.987%, 10/30/2056	1,857	1,154
Walt Disney
6.400%, 12/15/2035	1,255	1,384
4.625%, 03/23/2040	795	748
3.600%, 01/13/2051	2,870	2,180
3.500%, 05/13/2040	5,435	4,361
2.750%, 09/01/2049	4,533	2,925
2.000%, 09/01/2029	2,495	2,152
Warnermedia Holdings
5.141%, 03/15/2052	10,960	8,906
5.050%, 03/15/2042	3,010	2,531
4.279%, 03/15/2032	2,625	2,316

		185,841

Consumer Discretionary — 4.3%
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	2,957	2,795
Amazon.com
3.950%, 04/13/2052	13,748	11,365
3.875%, 08/22/2037	4,430	3,950
3.100%, 05/12/2051	5,650	3,988
1.650%, 05/12/2028	2,490	2,210
American Honda Finance MTN
5.800%, 10/03/2025	9,435	9,525
5.650%, 11/15/2028	7,555	7,772
5.125%, 07/07/2028	1,326	1,337
2.300%, 09/09/2026	3,200	3,004
Aptiv PLC / Aptiv Corp
2.396%, 02/18/2025	3,190	3,092
BMW US Capital LLC
3.250%, 04/01/2025 (A)	1,360	1,331
2.550%, 04/01/2031 (A)	7,250	6,206
British Airways Pass-Through Trust, Ser 2020-1A
4.250%, 11/15/2032 (A)	3,125	2,904
Ferguson Finance PLC
4.500%, 10/24/2028 (A)	1,717	1,674

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 06/02/2030 (A)	$3,790	$3,383
Ford Motor Credit LLC
6.050%, 03/05/2031	3,800	3,783
General Motors Financial
5.750%, 02/08/2031	2,315	2,308
Home Depot
5.125%, 04/30/2025	9,105	9,109
4.500%, 12/06/2048	2,010	1,774
4.400%, 03/15/2045	3,217	2,817
3.900%, 06/15/2047	1,505	1,217
3.350%, 04/15/2050	795	575
3.300%, 04/15/2040	940	736
3.250%, 04/15/2032	4,344	3,859
2.800%, 09/14/2027	3,330	3,123
2.750%, 09/15/2051	3,000	1,919
1.375%, 03/15/2031	3,134	2,480
Hyundai Capital America
5.950%, 09/21/2026 (A)	7,550	7,635
5.400%, 01/08/2031 (A)	1,255	1,256
Hyundai Capital Services
5.125%, 02/05/2029 (A)	3,420	3,383
Lowe's
1.300%, 04/15/2028	3,000	2,602
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,470	3,738
Nissan Motor Acceptance LLC
7.050%, 09/15/2028 (A)	5,035	5,245
6.950%, 09/15/2026 (A)	1,285	1,319
Northwestern University
4.643%, 12/01/2044	110	105
3.662%, 12/01/2057	2,055	1,630
O'Reilly Automotive
5.750%, 11/20/2026	4,495	4,559
President & Fellows of Harvard College
3.745%, 11/15/2052	5,427	4,525
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	2,465	2,106
Toyota Motor Credit MTN
5.550%, 11/20/2030	5,585	5,768
4.800%, 01/10/2025	13,965	13,914
University of Southern California
5.250%, 10/01/2111	3,480	3,432
2.805%, 10/01/2050	199	137
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	6,965	6,486

		166,076

Consumer Staples — 5.4%
Altria Group
9.950%, 11/10/2038	1,818	2,412

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	$14,540	$13,442
4.700%, 02/01/2036	13,556	12,975
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	5,774	7,258
5.550%, 01/23/2049	7,570	7,760
4.750%, 01/23/2029	5,220	5,177
4.600%, 04/15/2048	251	226
Bacardi / Barcardi Martini BV
5.400%, 06/15/2033 (A)	2,900	2,852
BAT Capital
6.421%, 08/02/2033	1,685	1,734
4.390%, 08/15/2037	3,458	2,836
2.259%, 03/25/2028	5,185	4,588
Constellation Brands
4.900%, 05/01/2033	2,350	2,279
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,544	1,641
7.507%, 01/10/2032 (A)	1,074	1,111
6.036%, 12/10/2028	1,712	1,722
4.163%, 08/11/2036 (A)	1,623	1,418
Diageo Capital
5.375%, 10/05/2026	7,185	7,244
5.300%, 10/24/2027	3,786	3,832
ERAC USA Finance LLC
5.000%, 02/15/2029 (A)	2,780	2,762
General Mills
4.700%, 01/30/2027	3,035	3,006
JBS USA LUX
7.250%, 11/15/2053 (A)	640	670
6.500%, 12/01/2052	7,050	6,779
5.750%, 04/01/2033	1,635	1,586
5.125%, 02/01/2028	9,685	9,489
3.000%, 02/02/2029	2,880	2,525
2.500%, 01/15/2027	4,495	4,124
JDE Peet's
0.800%, 09/24/2024 (A)	10,570	10,259
Kenvue
5.100%, 03/22/2043	415	406
Kraft Heinz Foods
5.000%, 06/04/2042	2,220	2,052
Mars
4.750%, 04/20/2033 (A)	22,010	21,435
4.200%, 04/01/2059 (A)	1,620	1,332
3.600%, 04/01/2034 (A)	1,790	1,577
3.200%, 04/01/2030 (A)	2,435	2,207
2.700%, 04/01/2025 (A)	1,745	1,698
Nestle Holdings
3.500%, 09/24/2025 (A)	5,425	5,305
PepsiCo
4.200%, 07/18/2052	1,730	1,506

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Philip Morris International
5.625%, 09/07/2033	$4,935	$4,988
5.125%, 11/17/2027	5,995	6,005
5.125%, 02/13/2031	7,765	7,648
4.500%, 03/20/2042	2,830	2,446
4.375%, 11/15/2041	2,207	1,876
3.875%, 08/21/2042	3,890	3,068
0.875%, 05/01/2026	3,360	3,070
Reynolds American
8.125%, 05/01/2040	980	1,118
7.250%, 06/15/2037	2,870	3,071
4.450%, 06/12/2025	1,099	1,082
Skandinaviska Enskilda Banken
5.375%, 03/05/2029 (A)	3,115	3,104
Solventum
5.400%, 03/01/2029 (A)	5,575	5,566
Walmart
4.500%, 04/15/2053	7,381	6,710

		208,977

Energy — 4.4%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor
3.337%, 12/15/2027	1,408	1,328
2.061%, 12/15/2026	3,887	3,585
BP Capital Markets America
3.937%, 09/21/2028	2,340	2,249
3.379%, 02/08/2061	1,681	1,132
3.060%, 06/17/2041	340	253
3.001%, 03/17/2052	1,870	1,241
2.939%, 06/04/2051	540	353
2.772%, 11/10/2050	1,770	1,126
BP Capital Markets PLC
3.723%, 11/28/2028	10,659	10,123
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,110
3.700%, 11/15/2029	2,205	2,034
2.742%, 12/31/2039	2,925	2,286
Chevron
2.236%, 05/11/2030	6,587	5,698
Colonial Enterprises
3.250%, 05/15/2030 (A)	3,580	3,189
ConocoPhillips
5.550%, 03/15/2054	4,410	4,462
5.050%, 09/15/2033	7,290	7,267
4.025%, 03/15/2062	4,165	3,240
Devon Energy
5.600%, 07/15/2041	1,540	1,449
Diamondback Energy
6.250%, 03/15/2033	4,130	4,342
Energy Transfer
6.550%, 12/01/2033	2,365	2,508

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.050%, 12/01/2026	$7,265	$7,394
5.950%, 05/15/2054	2,165	2,113
5.250%, 04/15/2029	5,000	4,981
4.000%, 10/01/2027	3,805	3,642
Enterprise Products Operating LLC
4.850%, 01/31/2034	4,000	3,896
4.850%, 08/15/2042	3,570	3,266
4.850%, 03/15/2044	2,540	2,330
EOG Resources
4.375%, 04/15/2030	2,045	1,985
Equinor
3.250%, 11/18/2049	5,015	3,615
Exxon Mobil
4.227%, 03/19/2040	1,225	1,099
4.114%, 03/01/2046	1,710	1,449
3.452%, 04/15/2051	3,000	2,220
3.095%, 08/16/2049	1,100	770
2.995%, 08/16/2039	2,830	2,182
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (A)	2,967	2,362
1.750%, 09/30/2027 (A)	2,861	2,679
Hess
6.000%, 01/15/2040	5,910	6,204
HF Sinclair
5.000%, 02/01/2028 (A)	3,190	3,072
MPLX
4.950%, 03/14/2052	1,950	1,673
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	3,645	3,499
Sabine Pass Liquefaction LLC
5.900%, 09/15/2037	2,895	2,998
Schlumberger Investment
4.850%, 05/15/2033	6,310	6,241
Shell International Finance BV
6.375%, 12/15/2038	1,605	1,790
4.550%, 08/12/2043	3,155	2,864
4.125%, 05/11/2035	4,275	3,962
4.000%, 05/10/2046	4,145	3,402
3.750%, 09/12/2046	4,600	3,623
2.500%, 09/12/2026	350	331
2.375%, 11/07/2029	2,865	2,523
Spectra Energy Partners LP
3.375%, 10/15/2026	1,945	1,859
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	3,952
2.900%, 03/01/2030 (A)	4,099	3,561
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,373	3,162
TotalEnergies Capital
3.883%, 10/11/2028	5,330	5,138
TotalEnergies Capital International
3.386%, 06/29/2060	690	479

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.127%, 05/29/2050	$2,315	$1,613
2.986%, 06/29/2041	275	204

		168,108

Financials — 34.6%
AIA Group
3.600%, 04/09/2029 (A)	8,100	7,601
American Express
6.489%, SOFRRATE + 1.940%, 10/30/2031 (B)	2,178	2,320
2.550%, 03/04/2027	5,980	5,550
American International Group
4.800%, 07/10/2045	305	279
Antares Holdings
3.950%, 07/15/2026 (A)	2,915	2,713
ANZ New Zealand International
1.250%, 06/22/2026 (A)	6,035	5,512
Aon North America
5.750%, 03/01/2054	3,995	4,011
Apollo Global Management
6.375%, 11/15/2033	3,140	3,371
Apollo Management Holdings
4.400%, 05/27/2026 (A)	1,140	1,112
4.000%, 05/30/2024 (A)	6,943	6,909
ASB Bank
1.625%, 10/22/2026 (A)	4,885	4,447
Athene Global Funding
2.950%, 11/12/2026 (A)	10,525	9,754
2.500%, 03/24/2028 (A)	5,135	4,552
Avolon Holdings Funding
6.375%, 05/04/2028 (A)	2,710	2,750
5.750%, 03/01/2029 (A)	3,085	3,040
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	4,070	3,806
Banco Santander
6.607%, 11/07/2028	5,695	5,984
Bank of America
6.000%, 10/15/2036	480	501
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	6,745	6,916
5.819%, SOFRRATE + 1.570%, 09/15/2029 (B)	5,450	5,554
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	10,810	10,779
5.288%, SOFRRATE + 1.910%, 04/25/2034 (B)	6,735	6,640
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	21,485	20,199
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	7,870	7,352
3.366%, TSFR3M + 1.072%, 01/23/2026 (B)	11,220	11,005

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	$9,200	$6,967
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	6,300	5,384
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	5,710	4,680
Bank of America MTN
4.948%, SOFRRATE + 2.040%, 07/22/2028 (B)	4,010	3,970
4.271%, TSFR3M + 1.572%, 07/23/2029 (B)	10,375	9,968
4.183%, 11/25/2027	7,370	7,126
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	5,035	4,733
3.705%, TSFR3M + 1.774%, 04/24/2028 (B)	22,445	21,399
3.559%, TSFR3M + 1.322%, 04/23/2027 (B)	680	654
3.248%, 10/21/2027	3,650	3,450
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	1,420	1,193
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	32,298	22,489
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	5,447	5,656
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(B)(C)	3,150	3,019
Barclays PLC
7.325%, H15T1Y + 3.050%, 11/02/2026 (B)	5,130	5,257
6.490%, SOFRRATE + 2.220%, 09/13/2029 (B)	1,416	1,460
Berkshire Hathaway
4.500%, 02/11/2043	865	818
Berkshire Hathaway Finance
3.850%, 03/15/2052	3,270	2,594
1.450%, 10/15/2030	4,000	3,264
Blackstone Holdings Finance LLC
5.000%, 06/15/2044 (A)	738	667
4.450%, 07/15/2045 (A)	1,534	1,265
3.500%, 09/10/2049 (A)	2,250	1,589
3.150%, 10/02/2027 (A)	1,878	1,755
2.550%, 03/30/2032 (A)	2,000	1,630
BNP Paribas
8.000%, H15T5Y + 3.727%(A)(B)(C)	3,445	3,441
5.894%, SOFRRATE + 1.866%, 12/05/2034 (A)(B)	4,495	4,594
5.497%, SOFRRATE + 1.590%, 05/20/2030 (A)(B)	3,210	3,196
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(B)	4,420	4,389

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.219%, SOFRRATE + 2.074%, 06/09/2026 (A)(B)	$1,815	$1,737
2.159%, SOFRRATE + 1.218%, 09/15/2029 (A)(B)	2,305	1,994
1.323%, SOFRRATE + 1.004%, 01/13/2027 (A)(B)	6,030	5,577
BPCE MTN
5.975%, SOFRRATE + 2.100%, 01/18/2027 (A)(B)	2,785	2,787
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (A)	3,400	3,381
Brookfield Finance
5.968%, 03/04/2054	10,945	11,031
2.724%, 04/15/2031	2,500	2,101
Canadian Imperial Bank of Commerce
6.092%, 10/03/2033	8,120	8,429
5.615%, 07/17/2026	7,050	7,119
Cantor Fitzgerald
4.500%, 04/14/2027 (A)	2,335	2,212
Capital One Financial
4.927%, SOFRRATE + 2.057%, 05/10/2028 (B)	167	163
3.650%, 05/11/2027	4,523	4,308
Charles Schwab
6.136%, SOFRRATE + 2.010%, 08/24/2034 (B)	5,950	6,164
5.643%, SOFRRATE + 2.210%, 05/19/2029 (B)	8,928	9,041
Chubb INA Holdings
6.700%, 05/15/2036	1,000	1,138
4.350%, 11/03/2045	1,138	1,005
CI Financial
4.100%, 06/15/2051	2,010	1,187
3.200%, 12/17/2030	6,030	4,807
Cincinnati Financial
6.920%, 05/15/2028	3,363	3,574
6.125%, 11/01/2034	2,882	3,007
Citadel
4.875%, 01/15/2027 (A)	3,620	3,515
Citadel Finance LLC
3.375%, 03/09/2026 (A)	3,615	3,382
Citigroup
8.125%, 07/15/2039	3,119	3,961
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	5,191	5,230
5.174%, SOFRRATE + 1.364%, 02/13/2030 (B)	13,060	12,927
4.750%, 05/18/2046	1,040	915
4.450%, 09/29/2027	180	174
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	2,918	2,476
3.352%, TSFR3M + 1.158%, 04/24/2025 (B)	6,380	6,356

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.057%, SOFRRATE + 1.351%, 01/25/2033 (B)	$3,334	$2,799
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	2,130	1,511
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)	13,030	10,728
CME Group
5.300%, 09/15/2043	2,500	2,526
Commonwealth Bank of Australia
1.125%, 06/15/2026 (A)	3,668	3,358
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(B)	5,130	4,553
Corebridge Financial
3.850%, 04/05/2029	4,945	4,586
3.500%, 04/04/2025	4,240	4,141
Credit Agricole
1.247%, SOFRRATE + 0.892%, 01/26/2027 (A)(B)	4,145	3,826
Credit Suisse NY MTN
3.700%, 02/21/2025	2,785	2,732
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(B)	5,584	5,606
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (B)	4,410	4,561
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (A)	1,473	1,392
1.400%, 08/27/2027 (A)	1,973	1,707
0.800%, 08/12/2024 (A)	2,165	2,119
F&G Global Funding
1.750%, 06/30/2026 (A)	7,701	6,953
Federation des Caisses Desjardins du Quebec
4.400%, 08/23/2025 (A)	5,170	5,097
GA Global Funding Trust
5.500%, 01/08/2029 (A)	5,000	4,938
3.850%, 04/11/2025 (A)	5,810	5,690
2.250%, 01/06/2027 (A)	1,530	1,391
1.950%, 09/15/2028 (A)	4,625	3,912
1.625%, 01/15/2026 (A)	4,010	3,692
Goldman Sachs Capital I
6.345%, 02/15/2034	4,595	4,708
Goldman Sachs Group
6.750%, 10/01/2037	450	489
6.450%, 05/01/2036	670	714
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	1,010	894
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	1,507	1,288
3.850%, 01/26/2027	145	140
3.500%, 11/16/2026	6,113	5,863

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	$2,068	$1,573
3.272%, TSFR3M + 1.463%, 09/29/2025 (B)	8,785	8,662
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	7,205	5,361
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	5,467	4,509
2.640%, SOFRRATE + 1.114%, 02/24/2028 (B)	4,895	4,533
2.600%, 02/07/2030	1,045	907
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	21,971	17,880
1.992%, SOFRRATE + 1.090%, 01/27/2032 (B)	450	361
1.948%, SOFRRATE + 0.913%, 10/21/2027 (B)	6,250	5,722
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)	9,085	8,397
Goldman Sachs Group MTN
4.800%, 07/08/2044	4,930	4,503
HSBC Bank USA
7.000%, 01/15/2039	7,096	8,117
HSBC Holdings PLC
7.399%, SOFRRATE + 3.020%, 11/13/2034 (B)	5,670	6,079
7.390%, SOFRRATE + 3.350%, 11/03/2028 (B)	5,152	5,458
4.041%, TSFR3M + 1.808%, 03/13/2028 (B)	11,362	10,892
2.999%, SOFRRATE + 1.430%, 03/10/2026 (B)	1,140	1,108
Huntington Bancshares
6.208%, SOFRRATE + 2.020%, 08/21/2029 (B)	4,290	4,362
ING Groep
4.625%, 01/06/2026 (A)	3,680	3,634
3.869%, SOFRRATE + 1.640%, 03/28/2026 (B)	5,435	5,334
Intercontinental Exchange
4.250%, 09/21/2048	1,454	1,235
3.000%, 06/15/2050	1,100	736
International Bank for Reconstruction & Development
3.875%, 02/14/2030	12,785	12,423
3.500%, 07/12/2028	5,450	5,255
Jackson Financial
3.125%, 11/23/2031	3,295	2,724
Jackson National Life Global Funding
5.500%, 01/09/2026 (A)	3,000	2,986
JPMorgan Chase
8.750%, 09/01/2030	1,361	1,603
7.750%, 07/15/2025	1,690	1,748

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.400%, 05/15/2038	$2,812	$3,137
6.254%, SOFRRATE + 1.810%, 10/23/2034 (B)	1,845	1,957
6.118%, TSFR3M + 0.812%, 02/01/2027 (B)	1,630	1,566
5.717%, SOFRRATE + 2.580%, 09/14/2033 (B)	2,786	2,821
5.546%, SOFRRATE + 1.070%, 12/15/2025 (B)	1,920	1,920
5.336%, SOFRRATE + 1.620%, 01/23/2035 (B)	5,300	5,271
4.912%, SOFRRATE + 2.080%, 07/25/2033 (B)	595	577
4.586%, SOFRRATE + 1.800%, 04/26/2033 (B)	9,558	9,069
4.565%, SOFRRATE + 1.750%, 06/14/2030 (B)	5,885	5,702
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	3,784	3,038
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	6,195	5,284
3.509%, TSFR3M + 1.207%, 01/23/2029 (B)	20,047	18,882
3.328%, SOFRRATE + 1.580%, 04/22/2052 (B)	4,885	3,468
3.157%, SOFRRATE + 1.460%, 04/22/2042 (B)	10,745	8,057
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	240	165
2.963%, SOFRRATE + 1.260%, 01/25/2033 (B)	6,511	5,499
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	5,703	4,880
2.069%, SOFRRATE + 1.015%, 06/01/2029 (B)	4,955	4,365
1.953%, SOFRRATE + 1.065%, 02/04/2032 (B)	2,470	1,986
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,985	1,888
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	7,143	6,506
KKR Group Finance XII LLC
4.850%, 05/17/2032 (A)	3,073	2,933
Kreditanstalt fuer Wiederaufbau
3.875%, 06/15/2028	13,775	13,475
Lincoln National
3.400%, 01/15/2031	3,100	2,713
Lloyds Banking Group PLC
5.679%, H15T1Y + 1.750%, 01/05/2035 (B)	2,641	2,611
3.870%, H15T1Y + 3.500%, 07/09/2025 (B)	6,753	6,703

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.438%, H15T1Y + 1.000%, 02/05/2026 (B)	$4,500	$4,359
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	2,636	2,418
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	3,618	2,706
1.375%, 04/06/2026 (A)	5,011	4,624
Macquarie Bank
5.208%, 06/15/2026 (A)	2,680	2,676
Macquarie Group MTN
6.207%, 11/22/2024 (A)	1,593	1,598
1.629%, SOFRRATE + 0.910%, 09/23/2027 (A)(B)	1,844	1,665
Marsh & McLennan
6.250%, 11/01/2052	2,750	3,033
5.700%, 09/15/2053	295	304
4.900%, 03/15/2049	1,025	948
4.750%, 03/15/2039	3,700	3,503
4.350%, 01/30/2047	1,245	1,056
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	791
3.200%, 12/01/2061 (A)	7,385	4,611
MassMutual Global Funding II
1.200%, 07/16/2026 (A)	6,000	5,465
Mastercard
3.300%, 03/26/2027	2,750	2,638
Met Tower Global Funding MTN
1.250%, 09/14/2026 (A)	7,645	6,931
MetLife
6.375%, 06/15/2034	3,825	4,126
5.250%, 01/15/2054	1,335	1,290
5.000%, 07/15/2052	5,245	4,897
4.050%, 03/01/2045	1,250	1,030
Metropolitan Life Global Funding I
2.950%, 04/09/2030 (A)	2,715	2,387
Metropolitan Life Global Funding I MTN
5.150%, 03/28/2033 (A)	4,910	4,856
2.400%, 01/11/2032 (A)	6,070	4,942
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/2026 (B)	3,480	3,482
5.063%, H15T1Y + 1.550%, 09/12/2025 (B)	6,040	6,015
Moody's
2.000%, 08/19/2031	2,847	2,299
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	4,040	4,029
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	5,665	5,658
5.297%, SOFRRATE + 2.620%, 04/20/2037 (B)	355	340

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.123%, SOFRRATE + 1.730%, 02/01/2029 (B)	$3,145	$3,125
4.210%, SOFRRATE + 1.610%, 04/20/2028 (B)	18,989	18,379
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	7,700	7,099
Morgan Stanley MTN
6.375%, 07/24/2042	641	713
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	6,360	6,243
4.300%, 01/27/2045	4,490	3,891
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	4,355	3,715
2.511%, SOFRRATE + 1.200%, 10/20/2032 (B)	11,085	9,077
2.475%, SOFRRATE + 1.000%, 01/21/2028 (B)	3,825	3,538
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	8,650	6,969
1.512%, SOFRRATE + 0.858%, 07/20/2027 (B)	2,237	2,046
Mutual of Omaha Insurance
4.297%, US0003M + 2.640%, 07/15/2054 (A)(B)	1,515	1,484
Nasdaq
5.550%, 02/15/2034	6,815	6,861
National Securities Clearing
5.100%, 11/21/2027 (A)	2,657	2,675
5.000%, 05/30/2028 (A)	3,270	3,294
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(B)	5,370	4,969
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,450	1,869
4.350%, 04/30/2050 (A)	2,171	1,716
NatWest Group PLC
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	7,616	7,825
6.016%, H15T1Y + 2.100%, 03/02/2034 (B)	263	268
1.642%, H15T1Y + 0.900%, 06/14/2027 (B)	4,320	3,948
New York Life Global Funding
4.900%, 06/13/2028 (A)	8,185	8,161
New York Life Global Funding MTN
3.600%, 08/05/2025 (A)	5,000	4,896
1.450%, 01/14/2025 (A)	3,500	3,385
New York Life Insurance
5.875%, 05/15/2033 (A)	2,224	2,299
3.750%, 05/15/2050 (A)	1,420	1,084
Northwestern Mutual Global Funding MTN
4.900%, 06/12/2028 (A)	3,000	2,968
4.000%, 07/01/2025 (A)	3,300	3,253

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	$7,740	$7,790
Pacific Life Insurance
4.300%, US0003M + 2.796%, 10/24/2067 (A)(B)	1,555	1,180
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	4,431	4,343
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	1,845	1,999
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	4,661	4,668
5.676%, SOFRRATE + 1.902%, 01/22/2035 (B)	1,080	1,083
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	13,100	13,172
2.600%, 07/23/2026	8,325	7,828
Principal Life Global Funding II
2.250%, 11/21/2024 (A)	3,110	3,037
1.500%, 08/27/2030 (A)	3,374	2,666
1.375%, 01/10/2025 (A)	3,500	3,386
Prospect Capital
3.706%, 01/22/2026	1,955	1,839
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,712
1.500%, 03/10/2026	2,445	2,278
Prudential Funding Asia PLC
3.125%, 04/14/2030	2,008	1,790
Radian Group
6.200%, 05/15/2029	3,100	3,109
Royal Bank of Canada MTN
6.000%, 11/01/2027	10,089	10,388
4.950%, 02/01/2029	2,850	2,830
2.300%, 11/03/2031	2,095	1,715
S&P Global
2.700%, 03/01/2029	6,138	5,557
2.450%, 03/01/2027	11,870	11,066
Santander UK Group Holdings PLC
6.833%, SOFRRATE + 2.749%, 11/21/2026 (B)	5,315	5,396
Securian Financial Group
4.800%, 04/15/2048 (A)	3,138	2,541
Security Benefit Global Funding MTN
1.250%, 05/17/2024 (A)	1,501	1,485
Societe Generale MTN
7.367%, 01/10/2053 (A)	4,260	4,360
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (B)	3,189	3,151
4.421%, SOFRRATE + 1.605%, 05/13/2033 (B)	3,026	2,857
3.031%, SOFRRATE + 1.490%, 11/01/2034 (B)	5,350	4,720

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sumitomo Mitsui Financial Group
0.948%, 01/12/2026	$3,000	$2,773
Synchrony Bank
5.400%, 08/22/2025	3,320	3,281
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	4,600	4,640
5.523%, 07/17/2028	6,945	7,062
Travelers
5.450%, 05/25/2053	9,395	9,581
Truist Bank
2.250%, 03/11/2030	990	814
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/2029 (B)	8,409	8,900
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	1,220	1,232
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	11,280	11,279
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	8,140	8,059
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	1,750	1,660
4.916%, SOFRRATE + 2.240%, 07/28/2033 (B)	5,395	4,962
4.873%, SOFRRATE + 1.435%, 01/26/2029 (B)	4,840	4,721
1.887%, SOFRRATE + 0.862%, 06/07/2029 (B)	8,421	7,243
1.267%, SOFRRATE + 0.609%, 03/02/2027 (B)	12,595	11,561
1.200%, 08/05/2025	3,458	3,252
UBS
4.500%, 06/26/2048	3,300	3,022
UBS Group
6.537%, SOFRRATE + 3.920%, 08/12/2033 (A)(B)	1,995	2,080
6.373%, SOFRRATE + 3.340%, 07/15/2026 (A)(B)	2,850	2,870
5.699%, H15T1Y + 1.770%, 02/08/2035 (A)(B)	3,150	3,116
4.703%, H15T1Y + 2.050%, 08/05/2027 (A)(B)	11,770	11,537
4.125%, 09/24/2025 (A)	1,330	1,301
1.494%, H15T1Y + 0.850%, 08/10/2027 (A)(B)	2,100	1,902
US Bancorp
6.787%, SOFRRATE + 1.880%, 10/26/2027 (B)	1,173	1,212
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	5,429	5,496
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	5,120	5,170

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	$5,390	$5,446
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	8,110	8,091
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	3,655	3,440
USAA Capital
3.375%, 05/01/2025 (A)	3,949	3,856
Visa
4.150%, 12/14/2035	1,125	1,058
2.700%, 04/15/2040	355	262
2.000%, 08/15/2050	3,610	2,106
Wells Fargo
6.600%, 01/15/2038	2,620	2,823
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	3,340	3,552
5.950%, 12/15/2036	1,035	1,054
5.606%, 01/15/2044	1,171	1,136
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	4,470	4,441
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	965	713
3.000%, 04/22/2026	8,965	8,553
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	7,730	7,700
4.900%, 11/17/2045	1,620	1,436
4.750%, 12/07/2046	3,488	3,015
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	2,720	2,371
4.400%, 06/14/2046	1,195	984
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	12,541	11,889
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	3,005	2,579
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	12,180	11,597
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	4,625	4,056
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	8,715	7,949
Westpac Banking
2.668%, H15T5Y + 1.750%, 11/15/2035 (B)	560	457
XL Group
5.250%, 12/15/2043	2,417	2,251

		1,331,365

Health Care — 9.1%
AbbVie
5.400%, 03/15/2054	3,060	3,106
5.050%, 03/15/2034	9,240	9,286
4.950%, 03/15/2031	7,785	7,787

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.700%, 05/14/2045	$6,225	$5,734
4.500%, 05/14/2035	7,930	7,554
4.250%, 11/21/2049	6,705	5,752
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	2,567
Amgen
5.650%, 03/02/2053	2,800	2,799
5.507%, 03/02/2026	10,125	10,112
5.250%, 03/02/2030	2,565	2,584
Ascension Health
3.945%, 11/15/2046	2,394	2,015
3.106%, 11/15/2039	1,735	1,353
2.532%, 11/15/2029	3,695	3,290
Astrazeneca Finance LLC
5.000%, 02/26/2034	2,795	2,804
4.900%, 02/26/2031	7,990	7,973
1.200%, 05/28/2026	12,010	11,047
AstraZeneca PLC
6.450%, 09/15/2037	8,085	9,114
3.375%, 11/16/2025	1,348	1,311
Banner Health
2.907%, 01/01/2042	2,652	1,937
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,022
Bristol-Myers Squibb
5.550%, 02/22/2054	6,269	6,343
5.200%, 02/22/2034	3,095	3,120
3.400%, 07/26/2029	3,982	3,713
3.200%, 06/15/2026	1,775	1,708
2.350%, 11/13/2040	705	473
Centene
3.000%, 10/15/2030	10,398	8,884
2.500%, 03/01/2031	1,010	827
Cigna Group
2.375%, 03/15/2031	3,000	2,505
CommonSpirit Health
6.073%, 11/01/2027	5,000	5,127
4.187%, 10/01/2049	2,000	1,623
CVS Health
5.050%, 03/25/2048	2,900	2,587
Eli Lilly
5.100%, 02/09/2064	3,265	3,208
4.950%, 02/27/2063	3,155	3,044
4.875%, 02/27/2053	2,647	2,560
Gilead Sciences
5.550%, 10/15/2053	1,675	1,708
2.800%, 10/01/2050	930	599
HCA
5.600%, 04/01/2034	3,480	3,465
5.500%, 06/15/2047	1,225	1,140
5.250%, 06/15/2049	1,900	1,711

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	$2,225	$1,509
Johnson & Johnson
3.750%, 03/03/2047	1,400	1,152
2.900%, 01/15/2028	2,565	2,427
1.300%, 09/01/2030	3,530	2,890
Kaiser Foundation Hospitals
4.150%, 05/01/2047	3,100	2,673
3.150%, 05/01/2027	2,005	1,906
2.810%, 06/01/2041	4,975	3,634
Medtronic
4.375%, 03/15/2035	1,732	1,633
Medtronic Global Holdings SCA
4.250%, 03/30/2028	3,447	3,372
Memorial Health Services
3.447%, 11/01/2049	1,860	1,383
Merck
5.000%, 05/17/2053	3,730	3,615
4.900%, 05/17/2044	4,585	4,405
4.500%, 05/17/2033	2,975	2,893
3.600%, 09/15/2042	2,145	1,741
MultiCare Health System
2.803%, 08/15/2050	4,400	2,584
Nationwide Children's Hospital
4.556%, 11/01/2052	1,135	1,043
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,201
1.651%, 08/01/2030	2,487	1,998
Northwell Healthcare
4.260%, 11/01/2047	2,045	1,664
Novartis Capital
4.400%, 05/06/2044	685	623
3.000%, 11/20/2025	4,380	4,244
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.667%, 10/01/2050	5,260	3,196
OhioHealth
2.834%, 11/15/2041	4,000	2,924
Orlando Health Obligated Group
3.327%, 10/01/2050	790	579
Pfizer
4.200%, 09/15/2048	3,790	3,229
3.000%, 12/15/2026	2,230	2,127
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	4,511	4,345
5.300%, 05/19/2053	7,633	7,467
5.110%, 05/19/2043	7,985	7,680
4.750%, 05/19/2033	15,760	15,347
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,178

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Providence St. Joseph Health Obligated Group
2.532%, 10/01/2029	$6,500	$5,654
Roche Holdings
2.625%, 05/15/2026 (A)	3,145	2,995
1.930%, 12/13/2028 (A)	10,791	9,454
Rush Obligated Group
3.922%, 11/15/2029	3,828	3,642
Stanford Health Care
3.310%, 08/15/2030	1,055	953
Sutter Health
5.164%, 08/15/2033	9,874	9,942
Takeda Pharmaceutical
2.050%, 03/31/2030	3,352	2,821
Thermo Fisher Scientific
5.000%, 12/05/2026	7,270	7,288
4.800%, 11/21/2027	2,222	2,224
UnitedHealth Group
6.875%, 02/15/2038	2,380	2,765
6.625%, 11/15/2037	2,739	3,097
6.500%, 06/15/2037	1,675	1,868
5.875%, 02/15/2053	9,315	9,965
4.750%, 05/15/2052	2,620	2,383
4.625%, 07/15/2035	4,550	4,392
4.500%, 04/15/2033	2,488	2,388
4.200%, 01/15/2047	1,432	1,213
4.000%, 05/15/2029	2,879	2,769
3.875%, 12/15/2028	1,835	1,761
3.850%, 06/15/2028	1,345	1,295
3.700%, 12/15/2025	1,905	1,864
3.050%, 05/15/2041	2,795	2,077
2.300%, 05/15/2031	8,510	7,135
UPMC
5.035%, 05/15/2033	4,040	3,989
Wyeth LLC
6.000%, 02/15/2036	1,400	1,498
5.950%, 04/01/2037	3,960	4,231

		350,817

Healthcare — 0.2%
Roche Holdings
5.265%, 11/13/2026 (A)	7,270	7,336

Industrials — 6.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027 (A)	4,916	5,032
6.150%, 09/30/2030	3,200	3,305
6.100%, 01/15/2027	3,185	3,225
3.300%, 01/30/2032	8,200	6,935
3.000%, 10/29/2028	3,460	3,109
2.450%, 10/29/2026	2,810	2,592

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.650%, 10/29/2024	$1,951	$1,898
Airbus
3.950%, 04/10/2047 (A)	2,800	2,298
BAE Systems Holdings
3.800%, 10/07/2024 (A)	1,700	1,680
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,040	1,049
3.400%, 04/15/2030 (A)	1,387	1,256
1.900%, 02/15/2031 (A)	2,718	2,200
Boeing
5.805%, 05/01/2050	2,945	2,839
5.150%, 05/01/2030	9,540	9,380
3.100%, 05/01/2026	3,915	3,730
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	2,590	2,828
4.900%, 04/01/2044	2,563	2,428
4.550%, 09/01/2044	5,100	4,564
4.450%, 01/15/2053	3,424	3,011
4.375%, 09/01/2042	375	333
4.150%, 04/01/2045	3,120	2,636
Canadian National Railway
3.850%, 08/05/2032	2,990	2,750
Carrier Global
5.800%, 11/30/2025	6,035	6,078
Caterpillar
3.803%, 08/15/2042	1,555	1,298
Caterpillar Financial Services
5.150%, 08/11/2025	5,740	5,740
Caterpillar Financial Services MTN
3.600%, 08/12/2027	9,570	9,216
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	2,626	2,587
CSX
3.350%, 09/15/2049	3,226	2,315
Cummins
5.450%, 02/20/2054	1,828	1,838
Deere
3.100%, 04/15/2030	2,333	2,120
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	990	919
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl A
3.404%, 04/25/2024	2,800	2,784
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,530	2,252
Emerson Electric
2.200%, 12/21/2031	6,250	5,185
1.800%, 10/15/2027	1,935	1,743

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Dynamics
4.250%, 04/01/2040	$995	$885
4.250%, 04/01/2050	2,100	1,811
2.850%, 06/01/2041	3,655	2,648
Genpact Luxembourg Sarl
3.375%, 12/01/2024	5,226	5,148
Honeywell International
5.350%, 03/01/2064	3,690	3,685
5.250%, 03/01/2054	8,319	8,302
5.000%, 03/01/2035	4,480	4,467
1.750%, 09/01/2031	1,980	1,592
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	2,951	2,498
John Deere Capital MTN
4.950%, 07/14/2028	2,100	2,112
2.800%, 07/18/2029	4,220	3,839
2.650%, 06/10/2026	360	343
2.350%, 03/08/2027	7,260	6,772
1.250%, 01/10/2025	15,615	15,099
Lockheed Martin
5.250%, 01/15/2033	6,748	6,887
4.070%, 12/15/2042	3,300	2,826
3.900%, 06/15/2032	4,940	4,586
Northrop Grumman
4.900%, 06/01/2034	3,745	3,645
Penske Truck Leasing LP / PTL Finance
4.000%, 07/15/2025 (A)	2,904	2,838
3.950%, 03/10/2025 (A)	2,752	2,700
3.450%, 07/01/2024 (A)	5,540	5,496
Protective Life Global Funding
1.618%, 04/15/2026 (A)	7,358	6,806
1.170%, 07/15/2025 (A)	1,476	1,395
RTX
6.100%, 03/15/2034	4,945	5,221
4.500%, 06/01/2042	2,300	2,011
Ryder System MTN
4.625%, 06/01/2025	4,800	4,755
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	5,220	4,644
Snap-on
3.100%, 05/01/2050	3,240	2,275
Triton Container International
2.050%, 04/15/2026 (A)	2,335	2,140
TTX
4.600%, 02/01/2049 (A)	2,100	1,836
TTX MTN
5.500%, 09/25/2026 (A)	1,510	1,514
Union Pacific
3.500%, 02/14/2053	6,355	4,730
3.375%, 02/14/2042	1,120	876
2.950%, 03/10/2052	10,841	7,250

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.375%, 05/20/2031	$3,615	$3,055
Union Pacific MTN
3.550%, 08/15/2039	1,255	1,029
United Airlines Pass-Through Trust
2.700%, 05/01/2032	2,323	1,985
United Airlines Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	1,923	1,918
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,244	1,155
Verisk Analytics
3.625%, 05/15/2050	2,485	1,824

		257,751

Information Technology — 4.1%
Analog Devices
2.950%, 10/01/2051	1,918	1,282
1.700%, 10/01/2028	2,555	2,231
Apple
4.650%, 02/23/2046	1,040	983
3.850%, 08/04/2046	5,145	4,288
3.350%, 02/09/2027	4,065	3,911
3.250%, 02/23/2026	5,310	5,152
2.850%, 08/05/2061	2,000	1,273
2.650%, 05/11/2050	3,755	2,445
2.375%, 02/08/2041	2,205	1,551
1.650%, 02/08/2031	3,515	2,893
Cisco Systems
5.900%, 02/15/2039	3,307	3,549
5.300%, 02/26/2054	2,709	2,742
5.050%, 02/26/2034	3,670	3,694
4.950%, 02/26/2031	10,840	10,846
Corning
7.250%, 08/15/2036	1,844	1,906
IBM International Capital Pte
5.300%, 02/05/2054	3,325	3,191
5.250%, 02/05/2044	2,065	1,978
4.600%, 02/05/2027	1,805	1,782
Intel
5.700%, 02/10/2053	1,390	1,409
5.125%, 02/10/2030	14,220	14,336
4.900%, 08/05/2052	2,849	2,621
4.875%, 02/10/2026	7,135	7,110
3.200%, 08/12/2061	888	573
2.875%, 05/11/2024	5,830	5,796
International Business Machines
4.150%, 05/15/2039	2,325	2,028
2.200%, 02/09/2027	2,700	2,497
Intuit
5.500%, 09/15/2053	7,375	7,585
5.250%, 09/15/2026	7,315	7,377

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.350%, 07/15/2027	$2,989	$2,667
KLA
5.650%, 11/01/2034	2,000	2,080
4.950%, 07/15/2052	2,462	2,332
Microsoft
3.700%, 08/08/2046	4,759	3,977
3.450%, 08/08/2036	605	533
3.041%, 03/17/2062	1,100	750
2.525%, 06/01/2050	1,078	694
2.400%, 08/08/2026	4,495	4,257
NXP BV / NXP FUNDING LLC
4.875%, 03/01/2024	3,252	3,252
NXP BV / NXP FUNDING LLC / NXP USA
5.000%, 01/15/2033	1,975	1,907
Oracle
4.375%, 05/15/2055	680	534
4.000%, 07/15/2046	2,275	1,750
3.800%, 11/15/2037	2,190	1,803
3.600%, 04/01/2040	6,880	5,311
2.950%, 04/01/2030	6,075	5,388
QUALCOMM
4.300%, 05/20/2047	3,236	2,808
Texas Instruments
5.050%, 05/18/2063	3,558	3,402
2.250%, 09/04/2029	3,035	2,679
TSMC Arizona
1.750%, 10/25/2026	990	910
Vontier
1.800%, 04/01/2026	1,205	1,111
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	4,937	4,532

		159,706

Materials — 1.2%
Barrick North America Finance LLC
5.750%, 05/01/2043	2,225	2,278
BHP Billiton Finance USA
6.420%, 03/01/2026	1,590	1,629
5.100%, 09/08/2028	7,480	7,526
5.000%, 09/30/2043	1,400	1,339
4.875%, 02/27/2026	3,545	3,530
Celanese US Holdings LLC
6.700%, 11/15/2033	2,205	2,316
Ecolab
1.650%, 02/01/2027	8,120	7,420
Freeport-McMoRan
5.250%, 09/01/2029	1,639	1,630
International Flavors & Fragrances
5.000%, 09/26/2048	2,990	2,516
3.468%, 12/01/2050 (A)	7,485	4,926
3.268%, 11/15/2040 (A)	1,933	1,355
2.300%, 11/01/2030 (A)	3,490	2,864

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PPG Industries
1.200%, 03/15/2026	$3,305	$3,054
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,167
2.750%, 11/02/2051	4,000	2,537

		46,087

Real Estate — 2.7%
Alexandria Real Estate Equities
4.750%, 04/15/2035	3,050	2,842
AvalonBay Communities MTN
3.350%, 05/15/2027	5,480	5,196
Boston Properties
4.500%, 12/01/2028	2,630	2,485
Extra Space Storage
5.400%, 02/01/2034	3,190	3,127
Federal Realty OP
1.250%, 02/15/2026	5,026	4,631
Prologis
5.250%, 06/15/2053	1,780	1,725
5.250%, 03/15/2054	945	907
4.750%, 06/15/2033	5,242	5,083
Realty Income
5.625%, 10/13/2032	6,435	6,513
4.450%, 09/15/2026	1,386	1,349
4.000%, 07/15/2029	155	146
3.400%, 01/15/2030	2,120	1,922
3.200%, 01/15/2027	1,790	1,690
2.100%, 03/15/2028	2,981	2,646
Regency Centers LP
5.250%, 01/15/2034	3,400	3,323
4.650%, 03/15/2049	290	246
4.400%, 02/01/2047	1,595	1,277
2.950%, 09/15/2029	3,675	3,253
Sabra Health Care LP
3.900%, 10/15/2029	4,275	3,800
Scentre Group Trust 1/ Scentre Group Trust 2
3.750%, 03/23/2027 (A)	885	842
3.625%, 01/28/2026 (A)	12,081	11,678
3.500%, 02/12/2025 (A)	1,345	1,318
Scentre Group Trust 2
4.750%, H15T5Y + 4.379%, 09/24/2080 (A)(B)	6,340	6,029
Simon Property Group
6.250%, 01/15/2034	1,985	2,092
Simon Property Group LP
6.750%, 02/01/2040	470	516
5.850%, 03/08/2053	1,910	1,934
5.500%, 03/08/2033	8,037	8,105
4.250%, 11/30/2046	2,169	1,758
3.800%, 07/15/2050	1,165	882
2.650%, 02/01/2032	2,000	1,663

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.450%, 09/13/2029	$5,176	$4,514
Sun Communities Operating LP
5.500%, 01/15/2029	6,350	6,286
2.300%, 11/01/2028	110	96
WP Carey
4.600%, 04/01/2024	2,670	2,666

		102,540

Utilities — 10.7%
AEP Texas
3.450%, 01/15/2050	2,695	1,879
AEP Transmission LLC
5.400%, 03/15/2053	1,800	1,782
Alabama Power
3.850%, 12/01/2042	600	483
3.700%, 12/01/2047	2,800	2,123
3.125%, 07/15/2051	3,187	2,167
1.450%, 09/15/2030	3,416	2,747
Ameren Illinois
4.500%, 03/15/2049	4,560	3,956
3.850%, 09/01/2032	12,850	11,714
American Electric Power
5.625%, 03/01/2033	2,435	2,453
Arizona Public Service
5.550%, 08/01/2033	6,920	6,943
Atmos Energy
4.125%, 03/15/2049	3,735	3,080
Baltimore Gas and Electric
2.250%, 06/15/2031	4,420	3,682
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,472	1,554
3.250%, 04/15/2028	1,720	1,611
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/2028	4,215	4,252
4.500%, 04/01/2044	2,215	1,960
3.000%, 03/01/2032	1,595	1,380
2.900%, 07/01/2050	770	507
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (A)	5,550	5,629
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	1,745	1,517
CMS Energy
3.000%, 05/15/2026	7,285	6,921
Commonwealth Edison
4.700%, 01/15/2044	2,000	1,782
3.200%, 11/15/2049	1,560	1,075
2.550%, 06/15/2026	4,665	4,414
Connecticut Light and Power
5.250%, 01/15/2053	3,000	2,924
Consolidated Edison of New York
5.900%, 11/15/2053	6,170	6,507
5.500%, 03/15/2034	3,190	3,258

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 06/15/2047	$3,000	$2,331
Consumers Energy
4.625%, 05/15/2033	7,675	7,415
Dominion Energy
3.375%, 04/01/2030	585	526
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	881
DTE Energy
4.875%, 06/01/2028	5,240	5,165
Duke Energy
4.850%, 01/05/2029	3,780	3,716
Duke Energy Carolinas LLC
5.400%, 01/15/2054	3,030	2,952
5.300%, 02/15/2040	1,700	1,668
3.875%, 03/15/2046	5,500	4,285
2.850%, 03/15/2032	2,730	2,320
2.550%, 04/15/2031	2,855	2,446
Duke Energy Florida LLC
5.950%, 11/15/2052	2,100	2,211
5.875%, 11/15/2033	7,255	7,595
Duke Energy Indiana LLC
6.350%, 08/15/2038	240	257
4.900%, 07/15/2043	245	225
Duke Energy Ohio
5.250%, 04/01/2033	6,030	6,035
2.125%, 06/01/2030	1,225	1,029
Duke Energy Progress LLC
4.200%, 08/15/2045	2,490	2,054
4.100%, 05/15/2042	1,041	862
East Ohio Gas
3.000%, 06/15/2050 (A)	1,095	683
2.000%, 06/15/2030 (A)	2,370	1,943
1.300%, 06/15/2025 (A)	2,700	2,560
Entergy Arkansas LLC
4.200%, 04/01/2049	2,725	2,237
Entergy Louisiana LLC
4.200%, 09/01/2048	3,215	2,600
0.950%, 10/01/2024	10,320	10,048
Entergy Mississippi LLC
2.850%, 06/01/2028	3,865	3,538
Entergy Texas
5.800%, 09/01/2053	3,735	3,850
3.550%, 09/30/2049	2,015	1,455
Exelon
5.150%, 03/15/2028	4,570	4,558
Florida Power & Light
5.960%, 04/01/2039	145	156
5.950%, 02/01/2038	3,769	4,011
5.690%, 03/01/2040	4,657	4,767
4.125%, 02/01/2042	3,650	3,138
2.850%, 04/01/2025	2,515	2,452
2.450%, 02/03/2032	11,835	9,874

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Georgia Power
5.250%, 03/15/2034	$4,730	$4,709
4.300%, 03/15/2043	2,285	1,925
Indiana Michigan Power
4.250%, 08/15/2048	565	459
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	60	47
Kentucky Utilities
5.450%, 04/15/2033	4,185	4,225
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,300	1,022
MidAmerican Energy
3.150%, 04/15/2050	2,700	1,847
Monongahela Power
5.850%, 02/15/2034 (A)	2,790	2,842
3.550%, 05/15/2027 (A)	10,095	9,573
National Grid PLC
5.418%, 01/11/2034	2,990	2,917
National Rural Utilities Cooperative Finance
8.489%, TSFR3M + 3.172%, 04/30/2043 (B)	1,542	1,538
5.800%, 01/15/2033	2,260	2,337
4.450%, 03/13/2026	7,250	7,160
4.400%, 11/01/2048	1,000	843
4.300%, 03/15/2049	2,558	2,131
Nevada Power
6.000%, 03/15/2054	5,585	5,865
New England Power
5.936%, 11/25/2052 (A)	1,046	1,063
NextEra Energy Capital Holdings
5.250%, 03/15/2034	3,050	2,992
4.450%, 06/20/2025	10,660	10,516
1.900%, 06/15/2028	6,085	5,326
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	1,743
Northern States Power
7.125%, 07/01/2025	3,220	3,289
6.250%, 06/01/2036	600	650
4.500%, 06/01/2052	2,845	2,483
2.250%, 04/01/2031	2,730	2,287
NSTAR Electric
3.250%, 05/15/2029	2,684	2,499
Oglethorpe Power
5.375%, 11/01/2040	1,675	1,570
4.500%, 04/01/2047	1,970	1,603
4.250%, 04/01/2046	1,110	857
4.200%, 12/01/2042	175	137
Ohio Power
2.600%, 04/01/2030	8,915	7,720
Oncor Electric Delivery LLC
7.500%, 09/01/2038	110	131
5.650%, 11/15/2033	4,155	4,292

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.350%, 10/01/2052	$2,094	$2,079
5.300%, 06/01/2042	1,211	1,223
4.950%, 09/15/2052	215	200
3.750%, 04/01/2045	3,670	2,916
Pacific Gas and Electric
6.400%, 06/15/2033	2,290	2,381
5.800%, 05/15/2034	3,220	3,217
4.500%, 07/01/2040	2,260	1,894
4.200%, 06/01/2041	2,340	1,839
PacifiCorp
6.250%, 10/15/2037	2,375	2,447
6.000%, 01/15/2039	4,390	4,516
5.800%, 01/15/2055	4,811	4,646
5.500%, 05/15/2054	385	360
3.300%, 03/15/2051	3,553	2,332
2.900%, 06/15/2052	5,290	3,223
PECO Energy
2.850%, 09/15/2051	2,100	1,348
Potomac Electric Power
5.500%, 03/15/2054	3,725	3,696
PPL Electric Utilities
4.150%, 06/15/2048	2,400	2,006
3.950%, 06/01/2047	1,802	1,451
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,792	2,323
Public Service Enterprise Group
5.850%, 11/15/2027	3,392	3,476
Public Service of Colorado
6.250%, 09/01/2037	205	217
4.100%, 06/01/2032	4,610	4,275
3.200%, 03/01/2050	1,720	1,166
Public Service of New Hampshire
3.600%, 07/01/2049	2,000	1,517
2.200%, 06/15/2031	5,385	4,447
San Diego Gas & Electric
4.950%, 08/15/2028	3,344	3,343
4.500%, 08/15/2040	2,025	1,800
3.320%, 04/15/2050	445	309
Sempra
3.800%, 02/01/2038	1,220	1,001
Southern California Edison
2.850%, 08/01/2029	2,745	2,456
Southern California Gas
6.350%, 11/15/2052	2,411	2,652
5.750%, 06/01/2053	2,809	2,840
4.300%, 01/15/2049	1,100	902
3.750%, 09/15/2042	180	142
2.550%, 02/01/2030	4,835	4,198
Union Electric
4.000%, 04/01/2048	1,095	862
3.900%, 09/15/2042	85	69

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virginia Electric and Power
6.350%, 11/30/2037	$1,745	$1,866
5.000%, 04/01/2033	8,783	8,607
5.000%, 01/15/2034	3,250	3,159
3.150%, 01/15/2026	3,000	2,897
2.950%, 11/15/2051	5,975	3,832
Vistra Operations LLC
4.875%, 05/13/2024 (A)	3,925	3,913
3.550%, 07/15/2024 (A)	1,095	1,085
Wisconsin Electric Power
1.700%, 06/15/2028	2,300	2,026
Wisconsin Power & Light
6.375%, 08/15/2037	50	53
3.050%, 10/15/2027	2,480	2,315
Wisconsin Public Service
3.300%, 09/01/2049	2,475	1,737

		410,000

Total Corporate Obligations
(Cost $3,605,938) ($ Thousands)		3,394,604

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds
4.750%, 11/15/2043	1,280	1,317
4.750%, 11/15/2053	34,835	37,061
4.500%, 02/15/2044	26,375	26,367
4.375%, 08/15/2043	45,772	44,814
4.250%, 02/15/2054	19,217	18,857
U.S. Treasury Notes
4.250%, 01/31/2026	24,900	24,714
4.125%, 02/15/2027	18,154	18,005
4.000%, 01/31/2029	21,990	21,736
4.000%, 01/31/2031	9,235	9,085
4.000%, 02/15/2034	34,591	33,915

Total U.S. Treasury Obligations
(Cost $235,107) ($ Thousands)		235,871

MUNICIPAL BONDS — 3.3%
Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	2,145	2,047

California — 1.1%
California State University, RB
5.183%, 11/01/2053	8,690	8,597
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,248

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Build America Project, GO
7.600%, 11/01/2040	$585	$718
7.550%, 04/01/2039	2,305	2,805
7.500%, 04/01/2034	5,125	6,028
California State, GO
6.000%, 03/01/2033	950	1,030
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,418
East Bay, Municipal Utility District Water System Revenue, Build America Project, Sub-Ser, RB
5.874%, 06/01/2040	300	322
Los Angeles, Community College District, GO
1.606%, 08/01/2028	4,780	4,280
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,120	1,231
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	2,105	1,932
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,705	3,907
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	136
University of California Regents, RB
4.132%, 05/15/2032	3,210	3,049
University of California, Build America Project, RB
5.770%, 05/15/2043	1,375	1,461

		42,162

Colorado — 0.1%
City & County of Denver's Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	3,562
Colorado State, COP
6.817%, 03/15/2028	1,980	2,121

		5,683

Connecticut — 0.2%
Connecticut State, Ser A, GO
4.657%, 05/15/2030	2,000	1,993
4.506%, 05/15/2028	2,515	2,509
3.875%, 06/15/2028	2,555	2,487

		6,989

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
1.705%, 07/01/2027	$1,383	$1,245

Georgia — 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,757	3,061
6.637%, 04/01/2057	2,388	2,692

		5,753

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	2,580	2,720
Sales Tax Securitization, Ser A, RB
4.637%, 01/01/2040	3,245	3,116

		5,836

Kansas — 0.0%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,407

Massachusetts — 0.2%
Massachusetts Clean Water Trust, Build America Project, RB
5.192%, 08/01/2040	3,375	3,365
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	101
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	83
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	2,550	2,357
1.638%, 07/01/2026	2,125	1,969

		7,875

Michigan — 0.3%
Chippewa Valley Schools, GO
2.337%, 05/01/2029	3,125	2,801
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,453
2.671%, 09/01/2049 (B)	4,600	4,306
University of Michigan, Ser C, RB
3.599%, 04/01/2047	4,520	3,813

		12,373

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey — 0.1%
New Jersey State, Transportation Trust Fund Authority, Build America Project, Ser C, RB
5.754%, 12/15/2028	$2,300	$2,322
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	2,919

		5,241

New York — 0.4%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	160
4.458%, 10/01/2062	205	183
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,222
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.767%, 08/01/2036	445	459
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
3.480%, 08/01/2026	2,100	2,036
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	3,000	3,010
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	8,225	8,384

		15,454

Ohio — 0.1%
American Municipal Power, RB
6.053%, 02/15/2043	3,065	3,228

Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO
5.550%, 06/30/2028	4,000	4,047

Pennsylvania — 0.1%
Pennsylvania State, Economic Development Financing Authority, RB
2.152%, 06/15/2029	5,465	4,841

Texas — 0.1%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	555	556

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	$845	$989
Texas State, Build America Project, GO
5.517%, 04/01/2039	565	591
Texas State, Dallas Area, Rapid Transit, RB
1.147%, 12/01/2026	1,200	1,092

		3,228

Total Municipal Bonds
(Cost $137,902) ($ Thousands)		127,409

SOVEREIGN DEBT — 0.9%

CDP Financial
5.600%, 11/25/2039(A)	700	727
Chile Government International Bond
5.330%, 01/05/2054	2,070	1,973
3.860%, 06/21/2047	405	317
3.100%, 01/22/2061	325	203
Israel Government International Bond
3.875%, 07/03/2050	2,500	1,832
Korea Development Bank
4.375%, 02/15/2028	5,150	5,076
1.750%, 02/18/2025	6,080	5,882
Province of British Columbia Canada
4.200%, 07/06/2033	7,090	6,838
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	275
Republic of Poland Government International Bond
4.875%, 10/04/2033	3,410	3,333
Saudi Government International Bond
5.750%, 01/16/2054(A)	6,225	6,004

Total Sovereign Debt
(Cost $33,354) ($ Thousands)		32,460

	Shares
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	34,386,260	34,386
Total Cash Equivalent
(Cost $34,386) ($ Thousands)		34,386
Total Investments in Securities — 99.4%
(Cost $4,046,687) ($ Thousands)		$3,824,730

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate Duration Credit Fund (Concluded)

The open futures contracts held by the Fund at February 29, 2024 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	362	Jun-2024	$74,098	$74,119	$21
U.S. 5-Year Treasury Note	776	Jun-2024	82,825	82,959	134
			156,923	157,078	155
Short Contracts
Ultra 10-Year U.S. Treasury Note	(881)	Jun-2024	$(100,277)	$(100,585)	$(308)
			$56,646	$56,493	$(153)

Percentages are based on Net Assets of $3,847,703 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2024, the value of these securities amounted to $597,239 ($ Thousands), representing 15.5% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$49,298	$1,319,262	$(1,334,174)	$—	$—	$34,386	$1,539	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 72.2%

Communication Services — 6.4%
Alphabet Inc, Cl A *	185,272	$25,653
Alphabet Inc, Cl C *	155,900	21,792
AT&T Inc	223,443	3,783
Charter Communications Inc, Cl A *	3,115	916
Comcast Corp, Cl A	125,532	5,379
Electronic Arts Inc	7,644	1,066
Fox Corp	12,966	375
Interpublic Group of Cos Inc/The	13,000	408
Live Nation Entertainment Inc *	4,800	465
Match Group Inc *	9,200	332
Meta Platforms Inc, Cl A	69,504	34,066
Netflix Inc *	13,732	8,279
News Corp	4,000	112
News Corp, Cl A	12,800	344
Omnicom Group Inc	6,099	539
Paramount Global, Cl B	16,240	179
Take-Two Interactive Software Inc *	4,900	720
T-Mobile US Inc	15,909	2,598
Verizon Communications Inc	131,492	5,262
Walt Disney Co/The	57,221	6,385
Warner Bros Discovery Inc *	68,680	604

		119,257
Consumer Discretionary — 7.7%
Airbnb Inc, Cl A *	13,600	2,142
Amazon.com Inc *	284,680	50,320
Aptiv PLC *	8,724	693
AutoZone Inc *	599	1,801
Bath & Body Works Inc	7,700	352
Best Buy Co Inc	6,000	485
Booking Holdings Inc *	1,045	3,625
BorgWarner Inc	7,900	246
Caesars Entertainment Inc *	7,300	317
CarMax Inc *	5,400	427
Carnival Corp, Cl A *	34,200	542
Chipotle Mexican Grill Inc, Cl A *	866	2,328
Darden Restaurants Inc	3,700	632
Domino's Pizza Inc	1,100	493
DR Horton Inc	9,374	1,401
eBay Inc	16,081	760
Etsy Inc *	4,000	287
Expedia Group Inc *	4,085	559
Ford Motor Co	122,576	1,525
Garmin Ltd	4,700	646
General Motors Co	42,695	1,750
Genuine Parts Co	4,350	649
Hasbro Inc	4,400	221
Hilton Worldwide Holdings Inc	7,961	1,627
Home Depot Inc/The	31,343	11,929
Las Vegas Sands Corp	11,436	623
Lennar Corp, Cl A	7,795	1,236

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LKQ Corp	9,100	$476
Lowe's Cos Inc	18,078	4,351
Lululemon Athletica Inc *	3,600	1,681
Marriott International Inc/MD, Cl A	7,728	1,931
McDonald's Corp	22,679	6,629
MGM Resorts International *	9,515	412
Mohawk Industries Inc *	1,828	217
NIKE Inc, Cl B	38,278	3,978
Norwegian Cruise Line Holdings Ltd *	14,200	275
NVR Inc *	100	763
O'Reilly Automotive Inc *	1,838	1,999
Pool Corp	1,300	518
PulteGroup Inc	6,700	726
Ralph Lauren Corp, Cl A	1,300	242
Ross Stores Inc	10,574	1,575
Royal Caribbean Cruises Ltd *	7,300	900
Starbucks Corp	35,666	3,385
Tapestry Inc	7,800	371
Tesla Inc *	86,529	17,468
TJX Cos Inc/The	35,742	3,543
Tractor Supply Co	3,394	863
Ulta Beauty Inc *	1,532	840
VF Corp	11,024	180
Whirlpool Corp	1,800	193
Wynn Resorts Ltd	3,200	337
Yum! Brands Inc	8,712	1,206

		142,675
Consumer Staples — 4.3%
Altria Group Inc	55,236	2,260
Archer-Daniels-Midland Co	16,607	882
Brown-Forman Corp, Cl B	6,225	375
Bunge Global SA	4,500	425
Campbell Soup Co	6,700	286
Church & Dwight Co Inc	7,617	763
Clorox Co/The	3,800	582
Coca-Cola Co/The	121,688	7,304
Colgate-Palmolive Co	25,682	2,222
Conagra Brands Inc	16,300	458
Constellation Brands Inc, Cl A	5,007	1,244
Costco Wholesale Corp	13,851	10,304
Dollar General Corp	6,810	989
Dollar Tree Inc *	6,497	953
Estee Lauder Cos Inc/The, Cl A	7,265	1,079
General Mills Inc	18,069	1,160
Hershey Co/The	4,655	875
Hormel Foods Corp	9,800	346
J M Smucker Co/The	3,582	430
Kellanova	8,900	491
Kenvue Inc	53,605	1,018
Keurig Dr Pepper Inc	31,267	935
Kimberly-Clark Corp	10,491	1,271
Kraft Heinz Co/The	24,766	874

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kroger Co/The	20,567	$1,020
Lamb Weston Holdings Inc	4,500	460
McCormick & Co Inc/MD	7,800	537
Molson Coors Beverage Co, Cl B	6,300	393
Mondelez International Inc, Cl A	42,489	3,105
Monster Beverage Corp *	22,976	1,358
PepsiCo Inc	42,990	7,108
Philip Morris International Inc	48,542	4,367
Procter & Gamble Co/The	73,726	11,718
Sysco Corp	15,669	1,269
Target Corp	14,393	2,201
Tyson Foods Inc, Cl A	8,772	476
Walgreens Boots Alliance Inc	22,152	471
Walmart Inc	133,876	7,846

		79,855
Energy — 2.7%
APA Corp	10,500	313
Baker Hughes Co, Cl A	31,279	926
Chevron Corp	54,927	8,349
ConocoPhillips	37,069	4,172
Coterra Energy Inc, Cl A	23,281	600
Devon Energy Corp	19,944	879
Diamondback Energy Inc	5,600	1,022
EOG Resources Inc	18,165	2,079
EQT Corp	13,400	498
Exxon Mobil Corp	125,387	13,105
Halliburton Co	27,819	976
Hess Corp	8,647	1,260
Kinder Morgan Inc	60,184	1,047
Marathon Oil Corp	18,000	436
Marathon Petroleum Corp	11,881	2,011
Occidental Petroleum Corp	20,603	1,249
ONEOK Inc	18,166	1,365
Phillips 66	13,706	1,953
Pioneer Natural Resources Co	7,319	1,721
Schlumberger NV	44,538	2,152
Targa Resources Corp	6,900	678
Valero Energy Corp	10,651	1,507
Williams Cos Inc/The	37,905	1,362

		49,660
Financials — 9.4%
Aflac Inc	16,555	1,337
Allstate Corp/The	8,112	1,294
American Express Co	17,976	3,944
American International Group Inc	21,863	1,594
Ameriprise Financial Inc	3,163	1,289
Aon PLC, Cl A	6,245	1,973
Arch Capital Group Ltd *	11,647	1,020
Arthur J Gallagher & Co	6,757	1,648
Assurant Inc	1,800	327
Bank of America Corp	215,363	7,434

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of New York Mellon Corp/The	23,958	$1,344
Berkshire Hathaway Inc, Cl B *	56,978	23,327
BlackRock Inc, Cl A	4,376	3,550
Blackstone Inc	22,200	2,838
Brown & Brown Inc	7,300	615
Capital One Financial Corp	11,855	1,631
Cboe Global Markets Inc	3,300	634
Charles Schwab Corp/The	46,498	3,105
Chubb Ltd	12,795	3,220
Cincinnati Financial Corp	4,900	559
Citigroup Inc	59,763	3,316
Citizens Financial Group Inc	14,365	451
CME Group Inc, Cl A	11,209	2,470
Comerica Inc	4,500	222
Discover Financial Services	7,818	944
Everest Group Ltd	1,300	480
Eversource Energy	10,808	634
FactSet Research Systems Inc	1,200	555
Fidelity National Information Services Inc	18,456	1,277
Fifth Third Bancorp	21,142	726
Fiserv Inc *	18,779	2,803
FleetCor Technologies Inc *	2,200	614
Franklin Resources Inc	9,400	258
Global Payments Inc	8,091	1,049
Globe Life Inc	2,900	368
Goldman Sachs Group Inc/The	10,188	3,964
Hartford Financial Services Group Inc/The	9,308	892
Huntington Bancshares Inc/OH	44,826	585
Intercontinental Exchange Inc	17,891	2,476
Invesco Ltd	16,000	247
Jack Henry & Associates Inc	2,500	434
JPMorgan Chase & Co	90,505	16,839
KeyCorp	32,054	457
Loews Corp	5,600	421
M&T Bank Corp	5,190	725
MarketAxess Holdings Inc	1,300	277
Marsh & McLennan Cos Inc	15,420	3,119
Mastercard Inc, Cl A	25,887	12,290
MetLife Inc	19,345	1,349
Moody's Corp	4,936	1,873
Morgan Stanley	39,522	3,401
MSCI Inc, Cl A	2,463	1,382
Nasdaq Inc	10,588	595
Northern Trust Corp	6,405	526
PayPal Holdings Inc *	33,633	2,029
PNC Financial Services Group Inc/The	12,447	1,832
Principal Financial Group Inc	6,820	551
Progressive Corp/The	18,283	3,466
Prudential Financial Inc	11,239	1,225
Raymond James Financial Inc	5,808	699
Regions Financial Corp	28,782	536
S&P Global Inc	10,146	4,346

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Synchrony Financial	12,811	$529
T Rowe Price Group Inc	6,898	782
Travelers Cos Inc/The	7,155	1,581
Truist Financial Corp	41,574	1,454
US Bancorp	48,567	2,038
Visa Inc, Cl A	49,924	14,111
W R Berkley Corp	6,250	523
Wells Fargo & Co	113,579	6,314
Willis Towers Watson PLC	3,202	873
Zions Bancorp NA	5,000	197

		173,788
Health Care — 9.0%
Abbott Laboratories	54,319	6,444
AbbVie Inc	55,257	9,728
Agilent Technologies Inc	9,156	1,258
Align Technology Inc *	2,213	669
Amgen Inc	16,774	4,593
Baxter International Inc	15,738	644
Becton Dickinson & Co	9,065	2,135
Biogen Inc *	4,550	987
Bio-Rad Laboratories Inc, Cl A *	763	249
Bio-Techne Corp	5,400	397
Boston Scientific Corp *	45,772	3,031
Bristol-Myers Squibb Co	63,626	3,229
Cardinal Health Inc	7,698	862
Catalent Inc *	6,100	350
Cencora Inc	5,161	1,216
Centene Corp *	16,684	1,309
Charles River Laboratories International Inc *	1,700	432
Cigna Group/The	9,162	3,080
Cooper Cos Inc/The	6,100	571
CVS Health Corp	40,112	2,983
Danaher Corp	20,576	5,209
DaVita Inc *	1,900	241
DENTSPLY SIRONA Inc	7,700	252
Dexcom Inc *	12,030	1,384
Edwards Lifesciences Corp *	18,936	1,607
Elevance Health Inc	7,343	3,681
Eli Lilly & Co	25,007	18,847
GE HealthCare Technologies Inc	12,634	1,153
Gilead Sciences Inc	38,943	2,808
HCA Healthcare Inc	6,145	1,915
Henry Schein Inc *	4,400	336
Hologic Inc *	7,612	562
Humana Inc	3,849	1,348
IDEXX Laboratories Inc *	2,578	1,483
Illumina Inc *	4,971	695
Incyte Corp *	6,300	368
Insulet Corp *	2,400	394
Intuitive Surgical Inc *	10,978	4,233
IQVIA Holdings Inc *	5,709	1,411

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Johnson & Johnson	75,280	$12,149
Laboratory Corp of America Holdings	2,665	575
McKesson Corp	4,177	2,178
Medtronic PLC	41,535	3,462
Merck & Co Inc	79,244	10,076
Mettler-Toledo International Inc *	700	873
Moderna Inc *	10,338	954
Molina Healthcare Inc *	1,800	709
Pfizer Inc	176,540	4,689
Quest Diagnostics Inc	3,500	437
Regeneron Pharmaceuticals Inc *	3,336	3,223
ResMed Inc	4,523	786
Revvity Inc	4,200	460
STERIS PLC	3,113	725
Stryker Corp	10,579	3,693
Teleflex Inc	1,600	356
Thermo Fisher Scientific Inc	12,104	6,901
UnitedHealth Group Inc	28,957	14,293
Universal Health Services Inc, Cl B	2,100	351
Vertex Pharmaceuticals Inc *	8,066	3,394
Viatris Inc	36,974	457
Waters Corp *	1,851	625
West Pharmaceutical Services Inc	2,254	808
Zimmer Biomet Holdings Inc	6,538	813
Zoetis Inc, Cl A	14,330	2,842

		167,923
Industrials — 6.3%
3M Co	17,256	1,590
A O Smith Corp	4,200	348
Allegion plc	2,933	375
American Airlines Group Inc *	22,100	347
AMETEK Inc	7,209	1,299
Automatic Data Processing Inc	12,892	3,238
Axon Enterprise Inc *	2,200	676
Boeing Co/The *	17,796	3,625
Broadridge Financial Solutions Inc	3,700	753
Builders FirstSource Inc *	3,800	742
Carrier Global Corp	26,178	1,455
Caterpillar Inc	15,915	5,315
CH Robinson Worldwide Inc	3,900	289
Cintas Corp	2,721	1,710
Copart Inc *	27,272	1,450
CSX Corp	61,683	2,340
Cummins Inc	4,406	1,183
Dayforce Inc *	5,300	370
Deere & Co	8,362	3,053
Delta Air Lines Inc	19,946	843
Dover Corp	4,306	712
Eaton Corp PLC	12,516	3,617
Emerson Electric Co	17,819	1,904
Equifax Inc	3,790	1,037
Expeditors International of Washington Inc	4,538	543

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fastenal Co	17,811	$1,300
FedEx Corp	7,188	1,790
Fortive Corp	10,888	927
Generac Holdings Inc *	2,100	236
General Dynamics Corp	7,091	1,938
General Electric Co	34,020	5,337
Honeywell International Inc	20,577	4,089
Howmet Aerospace Inc	12,129	807
Hubbell Inc, Cl B	1,700	647
Huntington Ingalls Industries Inc	1,200	350
IDEX Corp	2,300	543
Illinois Tool Works Inc	8,518	2,233
Ingersoll Rand Inc	12,583	1,149
Jacobs Solutions Inc	3,900	572
JB Hunt Transport Services Inc	2,500	516
Johnson Controls International plc	21,172	1,255
L3Harris Technologies Inc	5,896	1,248
Leidos Holdings Inc	4,300	550
Lockheed Martin Corp	6,903	2,956
Masco Corp	6,900	530
Nordson Corp	1,700	452
Norfolk Southern Corp	7,069	1,791
Northrop Grumman Corp	4,417	2,036
Old Dominion Freight Line Inc	2,788	1,234
Otis Worldwide Corp	12,745	1,215
PACCAR Inc	16,287	1,806
Parker-Hannifin Corp	4,003	2,143
Paychex Inc	10,047	1,232
Paycom Software Inc	1,700	310
Pentair PLC	5,646	439
Quanta Services Inc	4,514	1,090
Republic Services Inc, Cl A	6,343	1,165
Robert Half Inc	3,600	289
Rockwell Automation Inc	3,605	1,028
Rollins Inc	8,825	389
RTX Corp	44,906	4,027
Snap-on Inc	1,800	496
Southwest Airlines Co	18,430	632
Stanley Black & Decker Inc	4,700	420
Textron Inc	6,100	543
Trane Technologies PLC	7,079	1,996
TransDigm Group Inc	1,768	2,082
Uber Technologies Inc *	64,300	5,112
Union Pacific Corp	19,022	4,826
United Airlines Holdings Inc *	11,065	503
United Parcel Service Inc, Cl B	22,622	3,354
United Rentals Inc	2,096	1,453
Veralto Corp	6,759	584
Verisk Analytics Inc, Cl A	4,516	1,092
Waste Management Inc	11,467	2,358
Westinghouse Air Brake Technologies Corp	5,586	789
WW Grainger Inc	1,377	1,340

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xylem Inc/NY	7,500	$953

		116,966
Information Technology — 21.5%
Accenture PLC, Cl A	19,616	7,352
Adobe Inc *	14,284	8,003
Advanced Micro Devices Inc *	50,533	9,729
Akamai Technologies Inc *	4,700	521
Amphenol Corp, Cl A	18,661	2,039
Analog Devices Inc	15,610	2,994
ANSYS Inc *	2,721	909
Apple Inc	457,656	82,721
Applied Materials Inc	26,203	5,283
Arista Networks Inc *	7,861	2,182
Autodesk Inc *	6,692	1,728
Broadcom Inc	13,754	17,887
Cadence Design Systems Inc *	8,463	2,576
CDW Corp/DE	4,141	1,020
Cisco Systems Inc	126,692	6,128
Cognizant Technology Solutions Corp, Cl A	15,618	1,234
Corning Inc	23,788	767
Enphase Energy Inc *	4,268	542
EPAM Systems Inc *	1,777	541
F5 Inc *	2,000	374
Fair Isaac Corp *	800	1,016
First Solar Inc *	3,335	513
Fortinet Inc *	19,898	1,375
Gartner Inc *	2,393	1,114
Gen Digital Inc	19,300	415
Hewlett Packard Enterprise Co	39,675	604
HP Inc	27,036	766
Intel Corp	131,863	5,677
International Business Machines Corp	28,508	5,275
Intuit Inc	8,773	5,816
Jabil Inc	4,000	576
Juniper Networks Inc	10,800	400
Keysight Technologies Inc *	5,479	845
KLA Corp	4,282	2,922
Lam Research Corp	4,070	3,819
Microchip Technology Inc	16,854	1,418
Micron Technology Inc	34,262	3,104
Microsoft Corp	232,660	96,237
Monolithic Power Systems Inc	1,448	1,043
Motorola Solutions Inc	5,130	1,695
NetApp Inc	6,500	579
NVIDIA Corp	77,347	61,191
NXP Semiconductors NV	8,017	2,002
ON Semiconductor Corp *	13,430	1,060
Oracle Corp	49,719	5,553
Palo Alto Networks Inc *	9,700	3,012
PTC Inc *	3,700	677
Qorvo Inc *	3,300	378
QUALCOMM Inc	34,768	5,486

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Roper Technologies Inc	3,363	$1,832
Salesforce Inc *	30,454	9,405
Seagate Technology Holdings PLC	6,000	558
ServiceNow Inc *	6,367	4,911
Skyworks Solutions Inc	4,954	520
Synopsys Inc *	4,753	2,727
TE Connectivity Ltd	9,668	1,388
Teledyne Technologies Inc *	1,502	642
Teradyne Inc	4,700	487
Texas Instruments Inc	28,407	4,753
Trimble Inc *	7,700	471
Tyler Technologies Inc *	1,400	612
VeriSign Inc *	2,740	535
Western Digital Corp *	10,003	595
Zebra Technologies Corp, Cl A *	1,600	447

		398,981
Materials — 1.7%
Air Products and Chemicals Inc	6,974	1,632
Albemarle Corp	3,596	496
Amcor PLC	44,507	403
Avery Dennison Corp	2,500	541
Ball Corp	9,800	627
Celanese Corp, Cl A	3,400	517
CF Industries Holdings Inc	5,946	480
Corteva Inc	21,959	1,175
Dow Inc	21,873	1,222
DuPont de Nemours Inc	13,339	923
Eastman Chemical Co	4,000	351
Ecolab Inc	7,887	1,773
FMC Corp	4,200	237
Freeport-McMoRan Inc, Cl B	44,685	1,690
International Flavors & Fragrances Inc	7,873	594
International Paper Co	11,700	414
Linde PLC	15,133	6,792
LyondellBasell Industries NV, Cl A	7,955	798
Martin Marietta Materials Inc	1,970	1,138
Mosaic Co/The	11,363	354
Newmont Corp	35,897	1,122
Nucor Corp	7,682	1,477
Packaging Corp of America	2,800	507
PPG Industries Inc	7,315	1,036
Sherwin-Williams Co/The	7,349	2,440
Steel Dynamics Inc	4,725	632
Vulcan Materials Co	4,121	1,096
Westrock Co	8,741	396

		30,863
Real Estate — 1.7%
Alexandria Real Estate Equities Inc ‡	4,803	599
American Tower Corp, Cl A ‡	14,556	2,895
AvalonBay Communities Inc ‡	4,415	782
Boston Properties Inc ‡	4,900	317

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Camden Property Trust ‡	3,600	$340
CBRE Group Inc, Cl A *	9,465	870
CoStar Group Inc *	12,690	1,104
Crown Castle Inc ‡	13,494	1,483
Digital Realty Trust Inc ‡	9,422	1,383
Equinix Inc ‡	2,914	2,590
Equity Residential ‡	10,729	646
Essex Property Trust Inc ‡	2,166	501
Extra Space Storage Inc ‡	6,545	923
Federal Realty Investment Trust ‡	2,500	252
Healthpeak Properties Inc ‡	18,600	312
Host Hotels & Resorts Inc ‡	23,885	495
Invitation Homes Inc ‡	17,800	606
Iron Mountain Inc ‡	9,071	713
Kimco Realty Corp ‡	22,500	445
Mid-America Apartment Communities Inc ‡	3,563	448
Prologis Inc ‡	28,908	3,853
Public Storage ‡	4,956	1,407
Realty Income Corp ‡	25,953	1,352
Regency Centers Corp ‡	5,500	341
SBA Communications Corp, Cl A ‡	3,312	693
Simon Property Group Inc ‡	10,133	1,501
UDR Inc ‡	10,200	362
Ventas Inc ‡	12,400	524
VICI Properties Inc, Cl A ‡	32,196	964
Welltower Inc ‡	17,293	1,594
Weyerhaeuser Co ‡	22,678	780

		31,075
Utilities — 1.5%
AES Corp/The	22,900	348
Alliant Energy Corp	8,600	411
Ameren Corp	8,096	576
American Electric Power Co Inc	16,424	1,399
American Water Works Co Inc	6,072	720
Atmos Energy Corp	4,622	522
CenterPoint Energy Inc	19,492	536
CMS Energy Corp	9,000	516
Consolidated Edison Inc	10,737	936
Constellation Energy Corp	9,926	1,672
Dominion Energy Inc	26,094	1,248
DTE Energy Co	6,417	695
Duke Energy Corp	24,100	2,213
Edison International	11,871	808
Entergy Corp	6,511	661
Evergy Inc	7,799	386
Exelon Corp	31,026	1,112
FirstEnergy Corp	15,964	584
NextEra Energy Inc	64,098	3,538
NiSource Inc	14,100	368
NRG Energy Inc	7,700	426
PG&E Corp	66,398	1,108
Pinnacle West Capital Corp	3,800	260

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PPL Corp	22,818	$602
Public Service Enterprise Group Inc	15,527	969
Sempra	19,576	1,382
Southern Co/The	34,067	2,291
WEC Energy Group Inc	9,755	766
Xcel Energy Inc	17,146	903

		27,956
Total Common Stock
(Cost $386,660) ($ Thousands)		1,338,999

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	19,605,506	19,606
Total Cash Equivalent
(Cost $19,606) ($ Thousands)		19,606

PURCHASED OPTIONS — 0.1%
Total Purchased Options
(Cost $8,588) ($ Thousands)		2,069

PURCHASED SWAPTIONS — 0.4%
Total Purchased Swaptions
(Cost $3,777) ($ Thousands)		8,497

Total Investments in Securities — 73.8%
(Cost $418,631) ($ Thousands)		$1,369,171

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $3,209) ($ Thousands)		$(1,081)

WRITTEN SWAPTIONS — (0.4)%
Total Written Swaptions
(Premiums Received $2,018) ($ Thousands)		$(6,349)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Dynamic Asset Allocation Fund (Continued)

A list of the open exchange traded options contracts held by the Fund at February 29, 2024 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
S&P 500 Index	44,269	$203,637	$4,600.00	7/20/2024	$1,624
S&P 500 Index	41,636	179,036	4,300.00	3/16/2024	39

		382,673			1,663

Call Options
VIX Index	29,000	72,500	25.00	3/16/2024	406

Total Purchased Options		$455,173			$2,069
WRITTEN OPTIONS — (0.1)%
Put Options
S&P 500 Index	(41,636)	$(162,381)	3,900.00	03/16/2024	$(20)
S&P 500 Index	(44,269)	(181,503)	4,100.00	07/20/2024	(670)
VIX Index	(14,500)	(18,850)	13.00	03/16/2024	(391)

		(362,734)			(1,081)

Total Written Options		$(362,734)			$(1,081)

A list of open OTC swaptions held by the Fund at February 29, 2024, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.5%
Put Swaptions
Swaption	Bank of America Merrill Lynch	$1,150,000,000	$4.27	07/20/2024	$6,082
Swaption	Bank of America Merrill Lynch	517,500,000	$4.36	07/20/2024	2,415
Total Purchased Swaptions		$1,667,500,000			$8,497
WRITTEN SWAPTIONS — (0.4)%
Put Swaptions
Swaption	Bank of America Merrill Lynch	$(2,300,000,000)	$4.82	07/20/2024	$(4,632)
Swaption	Bank of America Merrill Lynch	(1,035,000,000)	$4.91	07/20/2024	(1,717)

Total Written Swaptions		$(3,335,000,000)			$(6,349)

A list of the open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	1,511	Mar-2024	$367,759	$385,589	$17,830
			$367,759	$385,589	$17,830

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Dynamic Asset Allocation Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at February 29, 2024, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.659%^	UNITED STATES CONSUMER PRICE INDEX (CPI)	Annually	02/27/2033	USD	269,000	$5,422	$–	$5,422
0.281%	FLOATING (MUTKCALM INDEX)	Annually	05/15/2026	JPY	264,893,382	2,628	–	2,628
0.293%	JPY UNSECURED OVERNIGHT CALL RATE (TONAR)	Annually	05/15/2026	JPY	209,944,853	1,918	–	1,918
FLOATING EUROSTR OIS COMPOUND	FIXED 3.087%	Annually	09/09/2025	EUR	1,257,000	2,561	–	2,561
USD-SOFR-OIS COMPOUND	3.41%	Annually	12/11/2028	USD	1,023,842	(3,377)	–	(3,377)
3.432%	FLOATING USD SOFR OIS COMPOUND	Annually	12/11/2056	USD	107,637	740	–	740
3.707%	FLOATING USD SOFR OIS COMPOUND	Annually	03/05/2034	USD	345,000	(10)	–	(10)
4.161% FIXED	FLOATING USD SOFR OIS COMPOUND	Annually	11/02/2056	USD	214,675	(23,893)	–	(23,893)
4.263%	FLOATING USD SOFR OIS COMPOUND	Annually	09/09/2025	USD	1,370,000	2,686	–	2,686
FLOATING USD SOFR OIS COMPOUND	4.35% FIXED	Annually	11/02/2031	USD	837,500	24,273	–	24,273
						$12,948	$–	$12,948

A list of OTC swap agreements held by the Fund at February 29, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs^	PAYB +BCOMTR/0.075%	3 MONTH TREASURY BILL RATE + 7.5 BPS	INDEX RETURN	Annually	03/13/2024	USD	115,561	$175	$–	$175
								$175	$–	$175

Percentages are based on Net Assets of $1,854,151 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security.
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of February 29, 2024.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$490	$199,648	$(180,532)	$—	$—	$19,606	$657	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 57.5%
U.S. Treasury Bills ^
6.783%, 03/28/2024 (A)	$9,350	$9,313
5.408%, 07/11/2024 (A)	200	196
5.316%, 05/21/2024 (A)	4,000	3,953
5.306%, 05/16/2024 (A)	8,000	7,911
5.297%, 05/28/2024 (A)	9,000	8,885
5.288%, 05/09/2024 (A)	9,000	8,909
5.276%, 04/04/2024 (A)	8,000	7,960
5.268%, 04/30/2024 (A)	12,000	11,895
5.249%, 05/02/2024 (A)	7,300	7,234
U.S. Treasury Inflation-Protected Securities
2.000%, 01/15/2026	2,311	2,305
0.750%, 07/15/2028	108,900	103,948
0.375%, 07/15/2027 (B)	186,812	177,671
0.125%, 07/15/2024 (B)	27,176	27,190
0.125%, 07/15/2026	96,847	92,806
U.S. Treasury Notes ^
5.555%, USBMMY3M + 0.245%, 01/31/2026 (C)	5,900	5,905
5.510%, USBMMY3M + 0.200%, 01/31/2025 (C)	10,300	10,312
5.480%, USBMMY3M + 0.170%, 10/31/2025 (C)	10,000	9,999
5.479%, USBMMY3M + 0.169%, 04/30/2025 (C)	7,500	7,504
5.450%, USBMMY3M + 0.140%, 10/31/2024 (C)	10,000	10,004
5.435%, USBMMY3M + 0.125%, 07/31/2025 (C)	7,600	7,597
5.347%, USBMMY3M + 0.037%, 07/31/2024 (C)	6,100	6,100
5.235%, USBMMY3M + -0.075%, 04/30/2024 (C)	500	500
5.000%, 08/31/2025	1,000	1,003
4.750%, 07/31/2025	1,200	1,198
4.625%, 02/28/2025	700	697
4.375%, 08/15/2026	1,200	1,196
4.000%, 02/15/2026	700	692
3.250%, 08/31/2024	500	495

Total U.S. Treasury Obligations
(Cost $535,383) ($ Thousands)		533,378

	Shares
COMMON STOCK — 26.9%

Communication Services — 2.2%
Alphabet Inc, Cl A *	17,555	2,431
Alphabet Inc, Cl C *	14,796	2,068
AT&T Inc (D)	125,232	2,120
Cogent Communications Holdings Inc	796	64
Electronic Arts Inc	2,203	307
Frontier Communications Parent Inc *	4,926	117

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GCI Liberty - Escrow *	1,350	$—
Globalstar Inc *	25,471	40
Iridium Communications Inc	3,014	87
Liberty Latin America Ltd, Cl C *	3,003	20
Liberty Media Corp-Liberty Formula One, Cl C *	2,006	146
Live Nation Entertainment Inc *	1,393	135
Lumen Technologies Inc *	26,703	43
Madison Square Garden Entertainment Corp, Cl A *	671	26
Madison Square Garden Sports Corp, Cl A *	224	42
Marcus Corp/The	2,116	31
Match Group Inc *	938	34
Meta Platforms Inc, Cl A	6,558	3,214
Netflix Inc *	3,408	2,055
Pinterest Inc, Cl A *	2,197	81
ROBLOX Corp, Cl A *	3,765	150
Roku Inc, Cl A *	1,148	73
Shenandoah Telecommunications Co	1,700	32
Spotify Technology SA *	1,135	291
Take-Two Interactive Software Inc *	1,364	201
Telephone and Data Systems Inc	2,374	36
TKO Group Holdings, Cl A	559	47
T-Mobile US Inc	9,206	1,503
Verizon Communications Inc	73,613	2,946
Walt Disney Co/The	14,334	1,599
Warner Bros Discovery Inc *(D)	16,315	143

		20,082
Consumer Staples — 6.7%
Albertsons Cos Inc, Cl A	8,026	163
Altria Group Inc (D)	41,070	1,680
Andersons Inc/The	1,006	56
Archer-Daniels-Midland Co	12,028	639
BellRing Brands Inc *	2,955	168
BJ's Wholesale Club Holdings Inc *	3,102	227
Boston Beer Co Inc/The, Cl A *	226	70
Brown-Forman Corp, Cl A	1,163	70
Brown-Forman Corp, Cl B	4,414	266
Bunge Global	3,577	337
Cal-Maine Foods Inc	1,374	79
Campbell Soup Co	4,570	195
Casey's General Stores Inc	864	263
Celsius Holdings Inc *	3,369	275
Central Garden & Pet Co, Cl A *	1,528	58
Church & Dwight Co Inc	5,560	557
Clorox Co/The	2,839	435
Coca-Cola Co/The (D)	86,664	5,202
Coca-Cola Consolidated Inc	120	101
Colgate-Palmolive Co	18,078	1,564
Conagra Brands Inc	11,096	312
Constellation Brands Inc, Cl A	3,630	902
Costco Wholesale Corp (D)	9,938	7,393

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coty Inc, Cl A *	8,833	$111
Darling Ingredients Inc *	3,579	151
Dole PLC	4,000	47
Dollar General Corp	4,921	715
Dollar Tree Inc *	4,818	707
Edgewell Personal Care Co	1,406	54
elf Beauty Inc *	1,200	250
Energizer Holdings Inc	2,299	66
Estee Lauder Cos Inc/The, Cl A	5,219	775
Flowers Foods Inc	5,128	115
Freshpet Inc *	1,320	149
General Mills Inc	13,390	859
Grocery Outlet Holding Corp *	2,231	57
Hain Celestial Group Inc/The *	2,310	23
Herbalife Ltd *	2,495	22
Hershey Co/The	3,268	614
Hormel Foods Corp	6,531	231
Ingles Markets Inc, Cl A	394	30
Ingredion Inc	1,550	182
Inter Parfums Inc	493	72
J & J Snack Foods Corp	343	50
J M Smucker Co/The	2,458	295
John B Sanfilippo & Son Inc	400	41
Kellanova	5,678	313
Kenvue Inc	39,879	758
Keurig Dr Pepper Inc	21,952	657
Kimberly-Clark Corp	7,550	915
Kraft Heinz Co/The	18,714	660
Kroger Co/The	15,069	748
Lamb Weston Holdings Inc	3,239	331
Lancaster Colony Corp	561	116
McCormick & Co Inc/MD	5,602	386
MGP Ingredients Inc	315	27
Mirati Therapeutics *	600	—
Molson Coors Beverage Co, Cl B	3,798	237
Mondelez International Inc, Cl A	30,484	2,227
Monster Beverage Corp *	16,586	980
National Beverage Corp *	1,034	54
Nu Skin Enterprises Inc, Cl A	1,445	18
PepsiCo Inc (D)	30,730	5,081
Performance Food Group Co *	3,455	265
Philip Morris International Inc (D)	35,450	3,189
Pilgrim's Pride Corp *	1,324	42
Post Holdings Inc *	1,373	143
PriceSmart Inc	663	56
Primo Water Corp	4,561	74
Procter & Gamble Co/The (D)	52,827	8,396
Reynolds Consumer Products Inc	1,564	46
Seaboard Corp	12	39
Simply Good Foods Co/The *	2,255	80
Sovos Brands Inc *	1,857	42
Spectrum Brands Holdings Inc	946	76

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sprouts Farmers Market Inc *	2,642	$165
Sysco Corp	11,593	939
Target Corp	10,324	1,579
TreeHouse Foods Inc *	1,204	43
Tyson Foods Inc, Cl A (D)	6,100	331
United Natural Foods Inc *	1,642	26
Universal Corp/VA	684	33
US Foods Holding Corp *	5,037	256
Utz Brands Inc	2,906	51
Vector Group Ltd	2,517	28
Walgreens Boots Alliance Inc	17,158	365
Walmart Inc (D)	95,678	5,608
WD-40 Co	260	70
Weis Markets Inc	617	40

		62,118
Energy — 6.7%
Antero Midstream Corp	11,290	151
Antero Resources Corp *	8,921	229
APA Corp	9,419	281
Archrock Inc	4,828	88
Ardmore Shipping Corp	1,997	32
Baker Hughes Co, Cl A	33,042	978
Berry Corp	4,396	31
Borr Drilling Ltd	11,972	72
Bristow Group Inc *	1,400	38
Cactus Inc, Cl A	2,510	115
California Resources Corp	2,324	121
Callon Petroleum Co *	1,935	60
Centrus Energy Corp, Cl A *	700	29
ChampionX Corp	6,130	190
Cheniere Energy Inc	7,816	1,213
Chesapeake Energy Corp	3,633	301
Chevron Corp (D)	56,151	8,535
Chord Energy Corp	1,209	196
Civitas Resources Inc	2,353	162
Clean Energy Fuels Corp *	7,126	21
CNX Resources Corp *	5,639	118
Comstock Resources Inc	3,259	28
ConocoPhillips (D)	39,098	4,400
CONSOL Energy Inc	1,229	105
Core Laboratories Inc	1,242	19
Coterra Energy Inc, Cl A	24,343	628
Crescent Energy Co, Cl A	2,400	27
CVR Energy Inc	1,557	52
Delek US Holdings Inc	2,371	60
Devon Energy Corp	20,944	923
DHT Holdings Inc	5,005	54
Diamond Offshore Drilling Inc *	5,112	57
Diamondback Energy Inc	5,818	1,062
Dorian LPG Ltd	1,557	56
Dril-Quip Inc *	1,494	34
DT Midstream Inc	2,944	170

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Encore Energy *	9,564	$37
Energy Fuels Inc/Canada *	6,451	41
EOG Resources Inc	19,176	2,195
EQT Corp	11,254	418
Equitrans Midstream Corp	14,258	152
Expro Group Holdings NV *	3,376	60
Exxon Mobil Corp (D)	132,104	13,807
FLEX LNG Ltd	871	22
Forum Energy Technologies *	1,200	24
Gevo Inc *	23,200	21
Golar LNG Ltd	4,310	87
Green Plains Inc *	2,152	46
Gulfport Energy Corp *	384	55
Halliburton Co	27,982	981
Helix Energy Solutions Group Inc *	5,206	47
Helmerich & Payne Inc	4,038	155
Hess Corp	9,223	1,344
HF Sinclair Corp	4,342	241
International Seaways Inc	1,220	65
Kinder Morgan Inc	63,974	1,112
Kinetik Holdings Inc, Cl A	995	35
Kosmos Energy Ltd *	14,422	89
Liberty Energy Inc, Cl A	6,354	136
Magnolia Oil & Gas Corp, Cl A	6,600	150
Marathon Oil Corp	18,965	460
Marathon Petroleum Corp (D)	12,545	2,123
Matador Resources Co	3,549	224
Murphy Oil Corp	4,618	183
Nabors Industries Ltd *	604	47
New Fortress Energy Inc, Cl A	2,545	89
Newpark Resources Inc *	4,300	28
Noble Corp PLC	3,632	152
Nordic American Tankers Ltd	10,257	42
Northern Oil and Gas Inc	3,664	131
NOV Inc	12,129	205
Occidental Petroleum Corp	22,416	1,359
Oceaneering International Inc *	4,127	82
Oil States International Inc *	5,600	30
ONEOK Inc	18,976	1,425
Ovintiv Inc	8,714	431
Par Pacific Holdings Inc *	2,434	88
Patterson-UTI Energy Inc	12,214	141
PBF Energy Inc, Cl A	3,247	152
Peabody Energy Corp	4,293	106
Permian Resources Corp, Cl A	14,221	221
Phillips 66	14,523	2,070
Pioneer Natural Resources Co	7,618	1,792
ProPetro Holding Corp *	4,553	34
Range Resources Corp	8,050	255
REX American Resources Corp *	1,118	49
RPC Inc	7,000	52
SandRidge Energy Inc	1,794	23

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Schlumberger NV	46,488	$2,247
Scorpio Tankers Inc	1,745	117
SEACOR Marine Holdings Inc *	2,500	26
Seadrill Ltd *	2,480	105
Select Water Solutions Inc, Cl A	4,243	36
SFL Corp Ltd	4,446	59
SilverBow Resources Inc *	1,200	34
Sitio Royalties Corp, Cl A	3,219	73
SM Energy Co	3,526	154
Solaris Oilfield Infrastructure Inc, Cl A	3,400	29
Southwestern Energy Co *	35,002	244
Talos Energy Inc *	3,994	53
Targa Resources Corp	6,854	673
TechnipFMC PLC	13,504	293
Teekay Tankers Ltd, Cl A	1,006	55
Tellurian Inc *	35,700	28
TETRA Technologies Inc *	8,300	32
Texas Pacific Land Corp	193	304
Tidewater Inc *	1,939	136
Uranium Energy Corp *	14,640	95
US Silica Holdings Inc *	3,224	37
VAALCO Energy Inc	6,000	27
Valaris Ltd *	2,078	131
Valero Energy Corp (D)	11,073	1,566
Vital Energy Inc *	595	30
Vitesse Energy Inc	1,654	38
Weatherford International PLC *	2,248	231
Williams Cos Inc/The	39,726	1,428
World Kinect Corp	1,633	40

		62,271
Financials — 0.0%
Eversource Energy	3,787	222

Health Care — 5.4%
10X Genomics Inc, Cl A *	1,298	61
Abbott Laboratories	14,067	1,669
AbbVie Inc	14,556	2,563
Acadia Healthcare Co Inc *	869	73
ACADIA Pharmaceuticals Inc *	1,915	45
Agilent Technologies Inc	2,410	331
Align Technology Inc *	638	193
Alkermes PLC *	2,758	82
Alnylam Pharmaceuticals Inc *	1,111	168
Amedisys Inc *	307	29
Amgen Inc (D)	4,370	1,197
Amicus Therapeutics Inc *	2,796	36
AMN Healthcare Services Inc *	384	22
Amphastar Pharmaceuticals Inc *	518	24
Apellis Pharmaceuticals Inc *	992	61
Arrowhead Pharmaceuticals Inc *	1,007	32
Avantor Inc *	6,512	160
Axonics Inc *	678	46

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axsome Therapeutics Inc *	335	$27
Azenta Inc *	995	65
Baxter International Inc (D)	4,159	170
Becton Dickinson & Co	2,340	551
BioCryst Pharmaceuticals Inc *	4,678	26
Biogen Inc *	1,213	263
Biohaven Ltd *	1,674	81
BioMarin Pharmaceutical Inc *	1,820	157
Bio-Rad Laboratories Inc, Cl A *	203	66
Bio-Techne Corp	1,699	125
Blueprint Medicines Corp *	574	54
Boston Scientific Corp *	11,786	780
Bridgebio Pharma Inc *	1,239	42
Bristol-Myers Squibb Co	16,379	831
Bruker Corp	1,095	95
Cardinal Health Inc	2,073	232
Catalent Inc *	2,091	120
Cencora Inc	1,241	292
Centene Corp *	4,496	353
Cerevel Therapeutics Holdings Inc *	2,051	84
Certara Inc *	1,670	28
Charles River Laboratories International Inc *	461	117
Chemed Corp	142	89
Cigna Group/The	2,348	789
CONMED Corp	499	40
Cooper	1,577	148
Corcept Therapeutics Inc *	1,267	30
Crinetics Pharmaceuticals Inc *	769	31
CVS Health Corp	10,497	781
Cytokinetics Inc *	1,026	74
Danaher Corp	5,398	1,366
DaVita Inc *	617	78
Denali Therapeutics Inc *	1,280	25
DENTSPLY SIRONA Inc	1,927	63
Dexcom Inc *	3,214	370
Dynavax Technologies Corp, Cl A *	1,968	25
Edwards Lifesciences Corp *	4,831	410
Elanco Animal Health Inc *	4,345	69
Elevance Health Inc	1,909	957
Eli Lilly & Co	6,798	5,124
Encompass Health Corp	1,105	82
Enovis Corp *	895	54
Ensign Group Inc/The	457	57
Envista Holdings Corp *	1,835	38
Evolent Health Inc, Cl A *	1,554	53
Exact Sciences Corp *	1,898	109
Exelixis Inc *	3,320	73
Fortrea Holdings Inc *	800	30
GE HealthCare Technologies Inc	3,235	295
Gilead Sciences Inc (D)	10,349	746
Glaukos Corp *	414	37

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Globus Medical Inc, Cl A *	913	$49
Guardant Health Inc *	1,342	26
Haemonetics Corp *	684	50
Halozyme Therapeutics Inc *	1,457	58
HCA Healthcare Inc	1,697	529
HealthEquity Inc *	905	75
Henry Schein Inc *	1,157	88
Hologic Inc *	1,976	146
Humana Inc	1,027	360
ICON PLC *	522	167
IDEXX Laboratories Inc *	672	387
Illumina Inc *	1,325	185
Inari Medical Inc *	571	26
Incyte Corp *	1,883	110
Insmed Inc *	1,299	36
Inspire Medical Systems Inc *	203	36
Insulet Corp *	736	121
Integer Holdings Corp *	500	55
Integra LifeSciences Holdings Corp *	764	28
Intellia Therapeutics Inc *	1,368	44
Intra-Cellular Therapies Inc *	779	54
Intuitive Surgical Inc *	2,832	1,092
Ionis Pharmaceuticals Inc *	1,251	57
IQVIA Holdings Inc *	1,558	385
iRhythm Technologies Inc *	430	51
Jazz Pharmaceuticals PLC *	607	72
Johnson & Johnson	19,675	3,175
Karuna Therapeutics Inc *	296	93
Krystal Biotech Inc *	207	33
Laboratory Corp of America Holdings	731	158
Lantheus Holdings Inc *	675	44
LivaNova PLC *	534	29
Madrigal Pharmaceuticals Inc *	456	108
Masimo Corp *	551	71
McKesson Corp	1,087	567
Medpace Holdings Inc *	203	81
Medtronic PLC	11,113	926
Merck & Co Inc	20,872	2,654
Merit Medical Systems Inc *	610	46
Mettler-Toledo International Inc *	176	220
Moderna Inc *	2,793	258
Molina Healthcare Inc *	508	200
Mural Oncology PLC *	1	—
Natera Inc *	1,401	121
Neogen Corp *	2,739	47
Neurocrine Biosciences Inc *	962	125
Omnicell Inc *	671	18
Option Care Health Inc *	1,743	56
Organon & Co	2,315	40
Pacific Biosciences of California Inc *	3,224	18
Pacira BioSciences Inc *	800	24
Patterson Cos Inc	1,500	41

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Penumbra Inc *	402	$94
Perrigo Co PLC	1,200	32
Pfizer Inc	46,400	1,232
Premier Inc, Cl A	2,004	42
Prestige Consumer Healthcare Inc *	1,200	83
Privia Health Group Inc *	1,592	36
Progyny Inc *	1,026	37
QIAGEN	1,615	69
Quest Diagnostics Inc	1,165	146
QuidelOrtho Corp *	663	30
R1 RCM Inc *	2,352	33
Regeneron Pharmaceuticals Inc *	845	816
Repligen Corp *	546	106
ResMed Inc	1,137	198
REVOLUTION Medicines Inc *	1,449	43
Revvity Inc	1,208	132
Roivant Sciences Ltd *	2,796	32
Royalty Pharma PLC, Cl A	3,483	106
Sarepta Therapeutics Inc *	831	106
Select Medical Holdings Corp	1,118	30
Shockwave Medical Inc *	403	105
Sotera Health Co *	1,761	26
SpringWorks Therapeutics Inc *	2,208	109
STAAR Surgical Co *	652	20
STERIS PLC	781	182
Stryker Corp	2,922	1,020
Teladoc Health Inc *	1,526	23
Teleflex Inc	504	112
Tenet Healthcare Corp *	1,118	104
Thermo Fisher Scientific Inc	3,127	1,783
Twist Bioscience Corp *	1,447	57
Ultragenyx Pharmaceutical Inc *	748	39
United Therapeutics Corp *	480	108
UnitedHealth Group Inc (D)	7,441	3,673
Universal Health Services Inc, Cl B	528	88
Vaxcyte Inc *	1,063	78
Veeva Systems Inc, Cl A *	1,169	264
Vertex Pharmaceuticals Inc *	2,151	905
Viatris Inc	10,496	130
Waters Corp *	516	174
West Pharmaceutical Services Inc	667	239
Xencor Inc *	1,638	38
Zimmer Biomet Holdings Inc	1,887	235
Zoetis Inc, Cl A	3,787	751

		50,500
Information Technology — 1.9%
Accenture PLC, Cl A	1,869	700
Adobe Inc *	1,324	742
Akamai Technologies Inc *	650	72
Amdocs Ltd	823	75
ANSYS Inc *	333	111
AppLovin Corp, Cl A *	932	56

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aspen Technology Inc *	182	$35
Atlassian Corp, Cl A *	475	99
Autodesk Inc *	753	194
Bentley Systems Inc, Cl B	742	38
BILL Holdings Inc *	323	20
Cadence Design Systems Inc *	914	278
Cloudflare Inc, Cl A *	874	86
Cognizant Technology Solutions Corp, Cl A	1,855	147
Confluent Inc, Cl A *	828	28
Crowdstrike Holdings Inc, Cl A *	606	196
Datadog Inc, Cl A *	1,119	147
DocuSign Inc, Cl A *	860	46
DXC Technology Co *	1,118	24
Dynatrace Inc *	1,096	54
Elastic NV *	325	44
EPAM Systems Inc *	189	58
Fair Isaac Corp *	98	124
Five9 Inc *	447	27
Fortinet Inc *	2,128	147
Gartner Inc *	233	109
Gen Digital Inc	1,464	31
Globant SA *	104	23
GoDaddy Inc, Cl A *	506	58
Guidewire Software Inc *	503	60
HubSpot Inc *	176	109
International Business Machines Corp	2,742	507
Intuit Inc	815	540
Manhattan Associates Inc *	385	98
Microsoft Corp (D)	21,353	8,832
MongoDB Inc, Cl A *	254	114
Nutanix Inc, Cl A *	1,130	71
Okta Inc, Cl A *	690	74
Oracle Corp	4,652	520
Palantir Technologies Inc, Cl A *	6,656	167
Palo Alto Networks Inc *	947	294
PTC Inc *	604	111
Roper Technologies Inc	350	191
Salesforce Inc *	2,646	817
ServiceNow Inc *	595	459
Snowflake Inc, Cl A *	976	184
Splunk Inc *	584	91
Synopsys Inc *	501	287
Twilio Inc, Cl A *	774	46
Tyler Technologies Inc *	172	75
UiPath Inc, Cl A *	2,002	48
Unity Software Inc *	978	29
VeriSign Inc *	212	41
Workday Inc, Cl A *	582	172
Zoom Video Communications Inc, Cl A *	745	53
Zscaler Inc *	250	61

		17,820

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 2.7%
Acadia Realty Trust ‡	2,903	$48
Agree Realty Corp ‡	1,770	97
Alexander & Baldwin Inc ‡	2,292	37
Alexandria Real Estate Equities Inc ‡	3,011	376
American Assets Trust Inc ‡	1,440	31
American Homes 4 Rent, Cl A ‡	5,624	208
American Tower Corp, Cl A ‡	8,509	1,692
Americold Realty Trust Inc ‡	5,818	147
Apartment Income REIT Corp ‡	3,197	97
Apartment Investment and Management Co, Cl A *‡	4,422	33
Apple Hospitality REIT Inc ‡	5,399	87
Armada Hoffler Properties Inc ‡	3,635	37
AvalonBay Communities Inc ‡	2,431	430
Boston Properties Inc ‡	2,857	185
Brixmor Property Group Inc ‡	5,875	133
Broadstone Net Lease Inc, Cl A ‡	3,987	59
Camden Property Trust ‡	1,975	187
CareTrust REIT Inc ‡	2,654	60
CBRE Group Inc, Cl A *	5,486	504
Centerspace ‡	835	46
Community Healthcare Trust Inc ‡	944	26
COPT Defense Properties ‡	1,824	44
CoStar Group Inc *	7,058	614
Cousins Properties Inc ‡	2,881	66
Crown Castle Inc ‡	7,927	872
CubeSmart ‡	3,760	164
Cushman & Wakefield PLC *	4,153	42
DiamondRock Hospitality Co ‡	4,058	38
Digital Realty Trust Inc ‡	5,624	826
DigitalBridge Group Inc	3,683	68
Douglas Emmett Inc ‡	2,945	39
Easterly Government Properties Inc, Cl A ‡	2,585	31
EastGroup Properties Inc ‡	889	156
Elme Communities ‡	2,655	34
Empire State Realty Trust Inc, Cl A ‡	5,170	52
EPR Properties ‡	1,594	65
Equinix Inc ‡	1,715	1,524
Equity Commonwealth *‡	2,349	44
Equity LifeStyle Properties Inc ‡	2,926	197
Equity Residential ‡	6,386	385
Essential Properties Realty Trust Inc ‡	3,374	81
Essex Property Trust Inc ‡	1,101	255
Extra Space Storage Inc ‡	3,933	554
Federal Realty Investment Trust ‡	1,625	164
First Industrial Realty Trust Inc ‡	2,621	139
Four Corners Property Trust Inc ‡	2,306	56
Gaming and Leisure Properties Inc ‡	4,012	182
Getty Realty Corp ‡	1,612	43
Global Net Lease Inc ‡	3,525	25
Healthcare Realty Trust Inc, Cl A ‡	7,464	103

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Healthpeak Properties Inc ‡	10,568	$177
Highwoods Properties Inc ‡	2,176	53
Host Hotels & Resorts Inc ‡	12,386	257
Howard Hughes Holdings Inc *	1,002	77
Hudson Pacific Properties Inc ‡	5,281	33
Independence Realty Trust Inc ‡	4,562	67
Innovative Industrial Properties Inc, Cl A ‡	711	70
InvenTrust Properties Corp ‡	1,459	37
Invitation Homes Inc ‡	10,281	350
Iron Mountain Inc ‡	4,670	367
JBG SMITH Properties ‡	2,091	35
Jones Lang LaSalle Inc *	884	168
Kennedy-Wilson Holdings Inc	3,440	30
Kilroy Realty Corp ‡	2,418	92
Kimco Realty Corp ‡	10,923	216
Kite Realty Group Trust ‡	4,785	102
Lamar Advertising Co, Cl A ‡	1,417	157
LTC Properties Inc ‡	630	20
LXP Industrial Trust, Cl B ‡	5,939	51
Macerich Co/The ‡	4,411	72
Medical Properties Trust Inc ‡	12,679	53
Mid-America Apartment Communities Inc ‡	2,064	259
National Health Investors Inc ‡	973	56
National Storage Affiliates Trust ‡	1,966	70
NETSTREIT Corp ‡	2,676	45
NNN REIT Inc ‡	3,837	156
Omega Healthcare Investors Inc ‡	4,598	143
Opendoor Technologies Inc *	9,235	28
Outfront Media Inc ‡	2,979	43
Park Hotels & Resorts Inc ‡	4,825	80
Pebblebrook Hotel Trust ‡	3,202	51
Phillips Edison & Co Inc ‡	2,331	83
Physicians Realty Trust ‡	6,006	67
Piedmont Office Realty Trust Inc, Cl A ‡	3,953	25
PotlatchDeltic Corp ‡	1,559	70
Prologis Inc ‡	17,119	2,281
Public Storage ‡	2,854	810
Rayonier Inc ‡	3,034	104
Realty Income Corp ‡	15,490	807
Regency Centers Corp ‡	3,095	192
Retail Opportunity Investments Corp ‡	2,153	28
Rexford Industrial Realty Inc ‡	3,852	196
RLJ Lodging Trust ‡	4,882	58
Ryman Hospitality Properties Inc ‡	1,056	125
Sabra Health Care REIT Inc ‡	6,145	85
SBA Communications Corp, Cl A ‡	1,985	415
Service Properties Trust ‡	5,418	37
Simon Property Group Inc ‡	5,942	880
SITE Centers Corp ‡	3,488	47
SL Green Realty Corp ‡	1,753	85
St Joe Co/The	928	50
STAG Industrial Inc ‡	3,762	140

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sun Communities Inc ‡	2,397	$321
Sunstone Hotel Investors Inc ‡	6,185	69
Tanger Inc ‡	1,732	50
Terreno Realty Corp ‡	1,672	108
UDR Inc ‡	5,561	197
Uniti Group Inc ‡	4,971	29
Urban Edge Properties ‡	3,213	55
Ventas Inc ‡	6,929	293
Veris Residential Inc ‡	1,495	22
VICI Properties Inc, Cl A ‡	18,736	561
Vornado Realty Trust ‡	3,728	98
Welltower Inc ‡	9,828	906
Weyerhaeuser Co ‡	12,355	425
WP Carey Inc ‡	3,640	205
Xenia Hotels & Resorts Inc ‡	2,525	39
Zillow Group Inc, Cl A *	1,310	71
Zillow Group Inc, Cl C *	2,949	166

		24,998
Utilities — 1.3%
AES Corp/The	8,490	129
ALLETE Inc	1,014	57
Alliant Energy Corp	2,992	143
Ameren Corp	2,725	194
American Electric Power Co Inc	5,944	506
American States Water Co	617	44
American Water Works Co Inc	2,273	269
Atmos Energy Corp	1,585	179
Avangrid Inc	1,225	38
Avista Corp	1,329	44
Black Hills Corp	1,165	61
Brookfield Infrastructure Corp, Cl A	1,746	58
Brookfield Renewable Corp, Cl A	1,331	32
California Water Service Group	1,243	57
CenterPoint Energy Inc	6,778	186
Chesapeake Utilities Corp	224	23
Clearway Energy Inc, Cl C	1,608	35
CMS Energy Corp	3,599	206
Consolidated Edison Inc	4,138	361
Constellation Energy Corp	3,744	631
Dominion Energy Inc	10,237	490
DTE Energy Co	2,074	225
Duke Energy Corp	9,149	840
Edison International	4,292	292
Entergy Corp	2,453	249
Essential Utilities Inc	3,573	124
Evergy Inc	3,046	151
Exelon Corp	11,399	409
FirstEnergy Corp	6,468	237
Hawaiian Electric Industries Inc	2,196	27
IDACORP Inc, Cl Rights	1,061	94
MGE Energy Inc	522	33
National Fuel Gas Co	1,190	58

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
New Jersey Resources Corp		1,529	$64
NextEra Energy Inc		24,410	1,347
NiSource Inc		5,361	140
Northwestern Energy Group Inc		1,065	51
NRG Energy Inc		2,887	160
OGE Energy Corp		3,041	100
ONE Gas Inc		504	30
Ormat Technologies Inc		663	43
Otter Tail Corp		547	49
PG&E Corp		22,662	378
Pinnacle West Capital Corp		1,278	87
PNM Resources Inc		1,354	49
Portland General Electric Co		1,147	46
PPL Corp		8,163	215
Public Service Enterprise Group Inc		5,299	331
Sempra		7,719	545
SJW Group		574	32
Southern Co/The		13,075	879
Southwest Gas Holdings Inc		1,255	86
UGI Corp		2,919	71
Vistra Corp		3,924	214
WEC Energy Group Inc		3,948	310
Xcel Energy Inc		6,318	333
York Water Co/The		783	28

			12,070
Total Common Stock
(Cost $141,772) ($ Thousands)			250,081

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 5.0%
Communication Services — 0.3%
Altice France
3.375%, 01/15/2028	EUR	112	98
AT&T
5.400%, 02/15/2034		$200	200
4.500%, 05/15/2035		145	134
Charter Communications Operating LLC / Charter Communications Operating Capital
6.150%, 11/10/2026		210	212
DISH DBS
5.250%, 12/01/2026 (E)		920	735
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (E)		415	361
Tencent Holdings MTN
3.240%, 06/03/2050 (E)		412	277
Time Warner Cable LLC
4.500%, 09/15/2042		245	180

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
T-Mobile USA
5.150%, 04/15/2034	$370	$364

		2,561

Consumer Discretionary — 0.6%
Ford Motor
6.100%, 08/19/2032	115	115
3.250%, 02/12/2032	254	208
General Motors Financial
5.750%, 02/08/2031	708	706
Harley-Davidson Financial Services
6.500%, 03/10/2028 (E)	26	27
3.050%, 02/14/2027 (E)	634	594
Hyundai Capital America
6.100%, 09/21/2028 (E)	292	301
5.250%, 01/08/2027 (E)	200	199
Las Vegas Sands Corp
3.900%, 08/08/2029	653	591
LKQ
6.250%, 06/15/2033	157	161
Marriott International
5.550%, 10/15/2028	277	282
4.900%, 04/15/2029	401	396
MDC Holdings
6.000%, 01/15/2043	340	339
Nissan Motor
4.345%, 09/17/2027 (E)	1,034	982
Tapestry
7.700%, 11/27/2030	147	156
Wynn Macau
5.625%, 08/26/2028 (E)	341	320

		5,377

Consumer Staples — 0.3%
Albertsons Cos
3.500%, 03/15/2029 (E)	351	313
BAT Capital
6.421%, 08/02/2033	158	163
Bayer US Finance LLC
6.125%, 11/21/2026 (E)	207	209
Cargill
5.125%, 10/11/2032 (E)	210	209
General Mills
4.700%, 01/30/2027	194	192
JBS USA LUX
6.750%, 03/15/2034 (E)	373	384
Philip Morris International
5.375%, 02/15/2033	606	603
Pilgrim's Pride
6.875%, 05/15/2034	441	464

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (E)(F)	$500	$–

		2,537

Energy — 0.2%
Ecopetrol
8.625%, 01/19/2029	611	648
Equities
5.750%, 02/01/2034	243	239
ONEOK
6.050%, 09/01/2033	271	279
ONEOK Partners
6.125%, 02/01/2041	54	55
Ovintiv
6.500%, 02/01/2038	55	56
6.250%, 07/15/2033	121	125
Var Energi
8.000%, 11/15/2032 (E)	357	397
7.500%, 01/15/2028 (E)	276	290

		2,089

Financials — 2.6%
AIB Group
6.608%, SOFRRATE + 2.330%, 09/13/2029 (C)(E)	308	320
AIB Group MTN
4.263%, US0003M + 1.874%, 04/10/2025 (C)(E)	630	629
Aircastle
5.950%, 02/15/2029 (E)	24	24
5.250%, 08/11/2025 (E)	311	307
4.125%, 05/01/2024	172	171
2.850%, 01/26/2028 (E)	122	109
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (C)	300	308
American Express
5.098%, SOFRRATE + 1.000%, 02/16/2028 (C)	708	705
Aviation Capital Group LLC
6.375%, 07/15/2030 (E)	183	187
5.500%, 12/15/2024 (E)	334	332
4.875%, 10/01/2025 (E)	175	172
4.125%, 08/01/2025 (E)	6	6
3.500%, 11/01/2027 (E)	157	145
1.950%, 01/30/2026 (E)	406	377
1.950%, 09/20/2026 (E)	142	129
Banco de Credito del Peru S.A. MTN
3.125%, H15T5Y + 3.000%, 07/01/2030 (C)(E)	728	691
Banco Santander
9.625%, H15T5Y + 5.298%(C)(G)	200	214
6.921%, 08/08/2033	400	415

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.175%, H15T1Y + 2.000%, 03/24/2028 (C)	$200	$192
Bank of America
2.687%, SOFRRATE + 1.320%, 04/22/2032 (C)	394	330
Bank of America MTN
2.972%, SOFRRATE + 1.330%, 02/04/2033 (C)	707	594
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/2026 (C)(E)	368	370
BNP Paribas
5.497%, SOFRRATE + 1.590%, 05/20/2030 (C)(E)	708	705
BPCE
6.508%, H15T1Y + 2.791%, 01/18/2035 (C)(E)	704	698
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (C)(E)	229	233
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (C)	470	484
Charles Schwab
4.000%, H15T5Y + 3.168%(C)(G)	583	537
Citigroup
7.625%, H15T5Y + 3.211%(C)(G)	132	136
4.000%, H15T5Y + 3.597%(C)(G)	348	330
2.561%, SOFRRATE + 1.167%, 05/01/2032 (C)	853	702
Credit Agricole MTN
6.251%, SOFRRATE + 2.670%, 01/10/2035 (C)(E)	470	470
Deutsche Bank NY
3.961%, SOFRRATE + 2.581%, 11/26/2025 (C)	295	290
2.129%, SOFRRATE + 1.870%, 11/24/2026 (C)	330	309
Goldman Sachs Group
8.437%, TSFR3M + 3.136%(C)(G)	182	182
4.125%, H15T5Y + 2.949%(C)(G)	296	270
HSBC Holdings PLC
8.113%, SOFRRATE + 4.250%, 11/03/2033 (C)	762	860
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/2027 (C)	371	376
Intesa Sanpaolo
7.200%, 11/28/2033 (E)	231	242
JPMorgan Chase
2.963%, SOFRRATE + 1.260%, 01/25/2033 (C)	1,103	932

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group
7.953%, H15T1Y + 3.750%, 11/15/2033 (C)		$535	$595
7.500%, USISDA05 + 4.496%(C)(G)		805	793
Morgan Stanley
0.406%, 10/29/2027 (C)	EUR	438	434
Morgan Stanley MTN
2.239%, SOFRRATE + 1.178%, 07/21/2032 (C)		$332	267
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (C)(E)		307	284
NatWest Group
6.475%, H15T5Y + 2.200%, 06/01/2034 (C)		239	239
NatWest Group PLC
4.269%, US0003M + 1.762%, 03/22/2025 (C)		595	594
OEC Finance
7.125%cash/0% PIK, 12/26/2046 (E)		271	15
5.250%cash/0% PIK, 12/27/2033 (E)		239	12
PNC Financial Services Group
8.643%, TSFR3M + 3.302%(C)(G)		262	263
Santander Holdings USA
7.660%, SOFRRATE + 3.280%, 11/09/2031 (C)		7	8
6.499%, SOFRRATE + 2.356%, 03/09/2029 (C)		153	155
6.174%, SOFRRATE + 2.500%, 01/09/2030 (C)		71	71
4.260%, SOFRINDX + 1.380%, 06/09/2025 (C)		117	116
2.490%, SOFRRATE + 1.249%, 01/06/2028 (C)		85	77
Santander UK Group Holdings PLC
6.833%, SOFRRATE + 2.749%, 11/21/2026 (C)		535	543
Societe Generale
5.519%, H15T1Y + 1.500%, 01/19/2028 (C)(E)		421	416
2.797%, H15T1Y + 1.300%, 01/19/2028 (C)(E)		303	278
Standard Chartered
7.089%, US0003M + 1.510%(C)(E)(G)		400	383
6.000%, H15T5Y + 5.661%(C)(E)(G)		514	506
3.971%, H15T1Y + 1.650%, 03/30/2026 (C)(E)		207	202
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(C)(G)		600	501
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (C)		200	194

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS Group
9.250%, H15T5Y + 4.745%(C)(E)(G)		$278	$297
9.250%, H15T5Y + 4.758%(C)(E)(G)		215	237
6.373%, SOFRRATE + 3.340%, 07/15/2026 (C)(E)		277	279
UniCredit
3.127%, H15T1Y + 1.550%, 06/03/2032 (C)(E)		350	293
2.569%, H15T1Y + 2.300%, 09/22/2026 (C)(E)		421	399
1.982%, H15T1Y + 1.200%, 06/03/2027 (C)(E)		229	210
US Bancorp
5.300%, TSFR3M + 3.176%(C)(G)		219	201
Wells Fargo
7.625%, H15T5Y + 3.606%(C)(G)		35	37
3.900%, H15T5Y + 3.453%(C)(G)		306	288
Wells Fargo MTN
3.350%, SOFRRATE + 1.500%, 03/02/2033 (C)		1,063	912

			24,582

Health Care — 0.1%
DaVita
3.750%, 02/15/2031 (E)		630	517
Organon & Co
2.875%, 04/30/2028	EUR	200	200

			717

Industrials — 0.4%
APCOA Parking Holdings GmbH
4.625%, 01/15/2027		226	238
Delta Air Lines
4.750%, 10/20/2028 (E)		$450	440
Embraer Netherlands Finance BV
5.400%, 02/01/2027		575	573
ENA Master Trust
4.000%, 05/19/2048 (E)		269	188
Honeywell International
4.125%, 11/02/2034	EUR	720	804
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$207	204
4.350%, 04/05/2036		514	466
Odebrecht Holdco Finance
0.000%, 09/10/2058 (E)(H)		480	1
Regal Rexnord
6.050%, 02/15/2026 (E)		770	773

			3,687

Information Technology — 0.1%
Broadcom
4.926%, 05/15/2037 (E)		247	230

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kyndryl Holdings
2.050%, 10/15/2026	$568	$519
TSMC Arizona
3.875%, 04/22/2027	345	334

		1,083

Materials — 0.1%
Freeport Indonesia MTN
4.763%, 04/14/2027 (E)	225	219
Glencore Funding LLC
6.500%, 10/06/2033 (E)	327	349
Volcan Cia Minera SAA
4.375%, 02/11/2026 (E)	69	43

		611

Utilities — 0.3%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (E)	292	245
Alexander Funding Trust II
7.467%, 07/31/2028 (E)	104	109
Comision Federal de Electricidad
4.688%, 05/15/2029 (E)	501	474
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2041	314	236
Electricite de France
9.125%, H15T5Y + 5.411%(C)(E)(G)	261	289
Engie Energia Chile
3.400%, 01/28/2030	349	304
Niagara Mohawk Power
5.290%, 01/17/2034 (E)	212	207
NRG Energy
7.000%, 03/15/2033 (E)	456	475
4.450%, 06/15/2029 (E)	39	36
Terraform Global Operating LLC
6.125%, 03/01/2026 (E)	77	76
Vistra
7.000%, H15T5Y + 5.740%(C)(E)(G)	272	263
Vistra Operations LLC
6.950%, 10/15/2033 (E)	415	432

		3,146

Total Corporate Obligations
(Cost $48,370) ($ Thousands)		46,390

ASSET-BACKED SECURITIES — 3.8%
Automotive — 1.4%

ACM Auto Trust, Ser 2024-1A, Cl A
7.710%, 01/21/2031(E)	907	911

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl B
6.090%, 11/12/2027(E)	$1,152	$1,155
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	546	547
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-3A, Cl A
5.440%, 02/22/2028(E)	589	590
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl B
6.120%, 04/20/2028(E)	485	487
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	69	65
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	261	252
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	420	372
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(E)	600	586
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027(E)	350	350
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(E)	78	76
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(E)	372	374
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027(E)	578	577
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(E)	510	466
Hertz Vehicle Financing III LLC, Ser 2022-1A, Cl C
2.630%, 06/25/2026(E)	600	574
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(E)	62	61
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(E)	299	298
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(E)	1,042	1,048
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(E)	494	498

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(E)	$402	$400
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(E)	262	260
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032(E)	237	236
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(E)	287	288
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl B
5.610%, 07/17/2028	545	546
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026(E)	257	257
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026(E)	555	555
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026(E)	572	572
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	387	388
		12,789

Other Asset-Backed Securities — 2.4%

AB Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(E)	711	622
ACHV ABS TRUST, Ser 2023-3PL, Cl A
6.600%, 08/19/2030(E)	112	112
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(E)	16	16
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(E)	39	38
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(E)	33	32
AGL CLO 10, Ser 2021-10A, Cl A
6.706%, TSFR3M + 1.392%, 04/15/2034(C)(E)	1,100	1,097
AGL CLO 12, Ser 2021-12A, Cl A1
6.739%, TSFR3M + 1.422%, 07/20/2034(C)(E)	837	838
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(E)	204	204

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Apidos CLO XXXV, Ser 2021-35A, Cl A
6.629%, TSFR3M + 1.312%, 04/20/2034(C)(E)	$853	$854
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(E)	170	166
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
6.779%, TSFR3M + 1.462%, 07/20/2034(C)(E)	521	521
Ballyrock CLO 15, Ser 2021-1A, Cl C
8.676%, TSFR3M + 3.362%, 04/15/2034(C)(E)	500	495
Ballyrock CLO 16, Ser 2021-16A, Cl A1
6.709%, TSFR3M + 1.392%, 07/20/2034(C)(E)	1,054	1,056
Cajun Global LLC, Ser 2021-1, Cl A2
3.931%, 11/20/2051(E)	161	146
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(E)	212	186
Dext ABS LLC, Ser 2023-1, Cl A2
5.990%, 03/15/2032(E)	999	992
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(E)	768	682
Dryden 78 CLO, Ser 2020-78A, Cl C
7.528%, TSFR3M + 2.212%, 04/17/2033(C)(E)	660	648
Elmwood CLO 15, Ser 2022-2A, Cl A1
6.658%, TSFR3M + 1.340%, 04/22/2035(C)(E)	1,290	1,290
Elmwood CLO VIII, Ser 2021-1A, Cl A1
6.819%, TSFR3M + 1.502%, 01/20/2034(C)(E)	988	988
Flatiron CLO 21, Ser 2021-1A, Cl D
8.471%, TSFR3M + 3.162%, 07/19/2034(C)(E)	540	534
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(E)	232	202
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
6.649%, TSFR3M + 1.332%, 04/20/2034(C)(E)	553	553
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(E)	366	346
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(E)	258	231
Kings Park CLO, Ser 2021-1A, Cl A
6.709%, TSFR3M + 1.392%, 01/21/2035(C)(E)	706	707
Marlette Funding Trust, Ser 2023-3A, Cl B
6.710%, 09/15/2033(E)	1,350	1,362
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(E)	206	190

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neighborly Issuer LLC, Ser 2021-1A, Cl A2
3.584%, 04/30/2051(E)	$1	$1
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(E)	780	790
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(E)	155	141
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
6.708%, TSFR3M + 1.392%, 07/17/2035(C)(E)	624	626
NMEF Funding LLC, Ser 2022-B, Cl A2
6.070%, 06/15/2029(E)	211	212
OCP CLO, Ser 2021-18A, Cl AR
6.669%, TSFR3M + 1.352%, 07/20/2032(C)(E)	722	722
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(E)	575	541
Pagaya AI Debt Trust, Ser 2023-5, Cl A
7.179%, 04/15/2031(E)	586	588
Rad CLO 14, Ser 2021-14A, Cl A
6.746%, TSFR3M + 1.432%, 01/15/2035(C)(E)	500	499
Rad CLO 7, Ser 2020-7A, Cl C
7.578%, TSFR3M + 2.262%, 04/17/2033(C)(E)	300	299
Regatta XIX Funding, Ser 2022-1A, Cl A1
6.638%, TSFR3M + 1.320%, 04/20/2035(C)(E)	691	688
Sixth Street CLO XX, Ser 2021-20A, Cl A1
6.739%, TSFR3M + 1.422%, 10/20/2034(C)(E)	1,354	1,353
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(E)	322	291
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031(E)	180	179
Voya CLO, Ser 2019-1A, Cl DR
8.426%, TSFR3M + 3.112%, 04/15/2031(C)(E)	265	256
		22,294

Total Asset-Backed Securities
(Cost $35,558) ($ Thousands)		35,083

MORTGAGE-BACKED SECURITIES — 3.4%
Agency Mortgage-Backed Obligations — 0.3%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
0.561%, 05/15/2046(C)	592	59
FHLMC CMO, Ser 2017-4693, Cl SL, IO
0.711%, 06/15/2047(C)	873	113

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2017-4719, Cl JS, IO
0.711%, 09/15/2047(C)	$645	$69
FHLMC CMO, Ser 2020-4954, Cl SL, IO
0.614%, 02/25/2050(C)	937	94
FHLMC CMO, Ser 2020-4981, Cl HS, IO
0.664%, 06/25/2050(C)	1,819	155
FNMA
3.000%, 02/01/2052	2,027	1,751
FNMA CMO, Ser 2014-78, Cl SE, IO
0.664%, 12/25/2044(C)	648	65
FNMA CMO, Ser 2016-77, Cl DS, IO
0.564%, 10/25/2046(C)	619	62
FNMA CMO, Ser 2017-62, Cl AS, IO
0.714%, 08/25/2047(C)	754	82
GNMA CMO, Ser 2017-122, Cl SA, IO
0.766%, 08/20/2047(C)	586	69

		2,519
Non-Agency Mortgage-Backed Obligations — 3.1%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	33	23
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	192	103
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	75	51
AREIT Trust, Ser 2022-CRE6, Cl A
6.574%, SOFR30A + 1.250%, 01/20/2037(C)(E)	1,241	1,230
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.534%, 03/10/2037(C)(E)	395	294
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
6.365%, TSFR1M + 1.047%, 11/15/2033(C)(E)	1,535	1,518
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
7.573%, TSFR1M + 2.254%, 10/15/2037(C)(E)	710	706
Bellemeade Re, Ser 2019-3A, Cl M1C
7.385%, TSFR1M + 2.064%, 07/25/2029(C)(E)	157	157
Bellemeade Re, Ser 2022-2, Cl M1A
9.322%, SOFR30A + 4.000%, 09/27/2032(C)(E)	856	878
Bellemeade Re, Ser 2023-1, Cl M1A
7.522%, SOFR30A + 2.200%, 10/25/2033(C)(E)	678	680
BFLD Trust, Ser 2021-FPM, Cl A
7.033%, TSFR1M + 1.714%, 06/15/2038(C)(E)	1,065	1,054

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
7.264%, TSFR1M + 1.946%, 04/15/2034(C)(E)	$152	$151
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
7.514%, TSFR1M + 2.196%, 04/15/2034(C)(E)	610	604
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	71	31
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	93	42
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	48	21
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.829%, 07/10/2046(C)(E)	532	491
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
7.836%, SOFR30A + 2.514%, 04/25/2031(C)(E)	2	2
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
7.436%, SOFR30A + 2.114%, 01/25/2040(C)(E)	88	89
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.972%, SOFR30A + 1.650%, 12/25/2041(C)(E)	304	305
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
7.222%, SOFR30A + 1.900%, 12/25/2041(C)(E)	1,008	1,015
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
6.522%, SOFR30A + 1.200%, 01/25/2042(C)(E)	361	361
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
8.822%, SOFR30A + 3.500%, 03/25/2042(C)(E)	744	781
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
8.422%, SOFR30A + 3.100%, 03/25/2042(C)(E)	185	192
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
7.622%, SOFR30A + 2.300%, 01/25/2043(C)(E)	1,238	1,265

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
7.822%, SOFR30A + 2.500%, 04/25/2043(C)(E)	$1,063	$1,081
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
7.621%, SOFR30A + 2.300%, 05/25/2043(C)(E)	850	870
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
7.221%, SOFR30A + 1.900%, 06/25/2043(C)(E)	970	980
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
5.815%, TSFR1M + 0.494%, 12/25/2036(C)	135	42
Eagle RE, Ser 2023-1, Cl M1A
7.322%, SOFR30A + 2.000%, 09/26/2033(C)(E)	670	672
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
7.322%, SOFR30A + 2.000%, 01/25/2051(C)(E)	55	54
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
7.422%, SOFR30A + 2.100%, 04/25/2043(C)(E)	291	296
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.972%, SOFR30A + 1.650%, 01/25/2034(C)(E)	159	160
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.822%, SOFR30A + 1.500%, 10/25/2041(C)(E)	976	973
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
7.122%, SOFR30A + 1.800%, 11/25/2041(C)(E)	953	960
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
7.672%, SOFR30A + 2.350%, 12/25/2041(C)(E)	635	638
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M1
6.272%, SOFR30A + 0.950%, 12/25/2041(C)(E)	1,023	1,018
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
6.322%, SOFR30A + 1.000%, 01/25/2042(C)(E)	334	333

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.172%, SOFR30A + 1.850%, 01/25/2042(C)(E)	$533	$535
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.622%, SOFR30A + 1.300%, 02/25/2042(C)(E)	404	406
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.522%, SOFR30A + 2.200%, 05/25/2042(C)(E)	397	404
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
8.272%, SOFR30A + 2.950%, 06/25/2042(C)(E)	489	502
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
7.822%, SOFR30A + 2.500%, 03/25/2052(C)(E)	737	751
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
7.422%, SOFR30A + 2.100%, 03/25/2043(C)(E)	495	505
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
8.822%, SOFR30A + 3.500%, 05/25/2043(C)(E)	1,327	1,402
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
7.322%, SOFR30A + 2.000%, 05/25/2043(C)(E)	899	908
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
11.136%, SOFR30A + 5.814%, 04/25/2028(C)	57	61
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
7.322%, SOFR30A + 2.000%, 11/25/2041(C)(E)	429	432
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.153%, 08/10/2044(C)(E)	12	4
GS Mortgage Securities Trust, Ser 2021-1, Cl A1
1.433%, 08/17/2026	251	240
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	21
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	657	627

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
HFX, Ser 2017-1A, Cl A3
3.647%, 03/15/2035	$800	$782
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
5.935%, TSFR1M + 0.614%, 03/25/2035(C)	21	17
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.771%, 09/15/2047(C)	12,042	10
JPMorgan Chase, Ser 2019-CL1, Cl M3
7.535%, TSFR1M + 2.214%, 04/25/2047(C)(E)	91	92
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(C)	84	32
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(E)	116	116
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
6.897%, TSFR1M + 1.579%, 07/15/2036(C)(E)	294	271
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
9.193%, TSFR1M + 3.864%, 05/30/2025(C)(E)	221	221
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
9.135%, SOFR30A + 3.814%, 11/27/2031(C)(E)	31	31
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
8.785%, SOFR30A + 3.464%, 02/25/2025(C)(E)	101	100
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.390%, 11/15/2049(C)	620	559
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
10.936%, SOFR30A + 5.614%, 11/25/2025(C)(E)	23	24
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
10.686%, SOFR30A + 5.364%, 11/25/2025(C)(E)	95	98

		29,272
Total Mortgage-Backed Securities
(Cost $33,159) ($ Thousands)		31,791

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
FFCB^
5.480%, SOFRRATE + 0.170%, 01/23/2025(C)	$1,900	$1,902
5.390%, SOFRRATE + 0.080%, 05/24/2024(C)	500	500
5.350%, SOFRRATE + 0.040%, 05/15/2024(C)	200	200
FHLB^
5.470%, SOFRRATE + 0.160%, 07/10/2025(C)	900	900
5.450%, SOFRRATE + 0.140%, 04/21/2025(C)	1,100	1,100
FHLMC^
5.150%, 01/27/2026	1,100	1,098
4.200%, 08/28/2025	700	692
0.375%, 07/21/2025	700	659
FNMA^
5.060%, 02/07/2025	600	599
3.875%, 08/28/2024	700	694
0.625%, 04/22/2025	1,300	1,238
0.500%, 06/17/2025	1,500	1,420

Total U.S. Government Agency Obligations
(Cost $11,198) ($ Thousands)		11,002

SOVEREIGN DEBT — 0.2%

Colombia Government International Bond
3.125%, 04/15/2031	213	168
Dominican Republic International Bond
4.875%, 09/23/2032(E)	881	783
Magyar Export-Import Bank Zrt
6.125%, 12/04/2027(E)	831	833

Total Sovereign Debt
(Cost $1,846) ($ Thousands)		1,784

	Number of Rights
RIGHTS — 0.0%
Novartis AG CVR *‡‡	972	–
Abiomed Inc CVR *‡‡	366	–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 98.0%
(Cost $807,286) ($ Thousands)		$909,509

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT— (12.6)%
Communication Services — (0.5)%
Cable One Inc	(94)	$(43)
Charter Communications Inc, Cl A *	(1,357)	(399)
Comcast Corp, Cl A	(53,640)	(2,299)
Fox Corp	(6,485)	(188)
Interpublic Group of Cos Inc/The	(4,851)	(152)
Liberty Broadband Corp, Cl C *	(1,579)	(95)
Liberty Media Corp-Liberty SiriusXM *	(2,335)	(68)
Liberty Media Corp-Liberty SiriusXM, Cl A *	(1,117)	(33)
New York Times Co/The, Cl A	(2,415)	(107)
News Corp	(2,338)	(65)
News Corp, Cl A	(5,074)	(136)
Nexstar Media Group Inc, Cl A	(502)	(83)
Omnicom Group Inc	(2,390)	(211)
Paramount Global, Cl B	(7,773)	(86)
Scholastic Corp	(670)	(26)
TEGNA Inc	(3,498)	(49)
Trade Desk Inc/The, Cl A *	(5,554)	(475)

		(4,515)

Consumer Discretionary — (8.4)%
Abercrombie & Fitch Co, Cl A *	(619)	(79)
Academy Sports & Outdoors Inc	(752)	(56)
Acushnet Holdings Corp	(1,314)	(85)
Adient PLC *	(5,199)	(176)
ADT Inc	(5,888)	(43)
Adtalem Global Education Inc *	(893)	(44)
Advance Auto Parts Inc	(776)	(52)
Airbnb Inc, Cl A *	(6,475)	(1,020)
Amazon.com Inc *	(38,623)	(6,827)
American Axle & Manufacturing Holdings Inc *	(7,572)	(52)
American Eagle Outfitters Inc	(2,376)	(56)
Aptiv PLC *	(16,172)	(1,286)
Aramark	(3,930)	(119)
Asbury Automotive Group Inc *	(190)	(40)
AutoNation Inc *	(377)	(56)
AutoZone Inc *	(198)	(595)
Bath & Body Works Inc	(2,539)	(116)
Beazer Homes USA Inc *	(555)	(17)
Best Buy Co Inc	(2,315)	(187)
Birkenstock Holding PLC *	(1,362)	(68)
Bloomin' Brands Inc	(1,131)	(31)
Booking Holdings Inc *	(576)	(1,998)
Boot Barn Holdings Inc *	(370)	(34)
BorgWarner Inc	(15,559)	(484)
Boyd Gaming Corp	(1,776)	(117)
Bright Horizons Family Solutions Inc *	(1,125)	(129)
Brinker International Inc *	(893)	(41)
Brunswick Corp/DE	(2,309)	(202)
Burlington Stores Inc *	(686)	(141)
Caesars Entertainment Inc *	(3,163)	(137)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Capri Holdings Ltd *	(3,708)	$(171)
CarMax Inc *	(1,711)	(135)
Carnival Corp, Cl A *	(15,910)	(252)
Carter's Inc	(1,261)	(102)
Carvana Co, Cl A *	(1,033)	(78)
Cavco Industries Inc *	(316)	(118)
Century Communities Inc	(1,176)	(101)
Cheesecake Factory Inc/The	(1,043)	(37)
Chegg Inc *	(2,797)	(25)
Chipotle Mexican Grill Inc, Cl A *	(446)	(1,199)
Choice Hotels International Inc	(646)	(72)
Churchill Downs Inc	(1,237)	(151)
Columbia Sportswear Co	(1,481)	(122)
Coupang Inc, Cl A *	(12,864)	(238)
Coursera Inc *	(1,987)	(32)
Cracker Barrel Old Country Store Inc	(114)	(8)
Crocs Inc *	(1,934)	(236)
Dana Inc	(7,732)	(97)
Darden Restaurants Inc	(1,980)	(338)
Dave & Buster's Entertainment Inc *	(472)	(29)
Deckers Outdoor Corp *	(891)	(798)
Dick's Sporting Goods Inc	(729)	(130)
Domino's Pizza Inc	(602)	(270)
DoorDash Inc, Cl A *	(4,959)	(618)
Dorman Products Inc *	(1,393)	(131)
DR Horton Inc	(10,449)	(1,562)
DraftKings Inc, Cl A *	(6,711)	(291)
Dream Finders Homes Inc, Cl A *	(1,251)	(49)
Duolingo Inc, Cl A *	(605)	(145)
eBay Inc	(6,065)	(287)
Ethan Allen Interiors Inc	(929)	(31)
Etsy Inc *	(1,690)	(121)
Expedia Group Inc *	(2,213)	(303)
Figs Inc, Cl A *	(3,720)	(19)
Five Below Inc *	(567)	(114)
Floor & Decor Holdings Inc, Cl A *	(1,086)	(132)
Foot Locker Inc	(1,312)	(45)
Ford Motor Co	(234,342)	(2,915)
Fox Factory Holding Corp *	(2,270)	(115)
Frontdoor Inc *	(1,442)	(45)
GameStop Corp, Cl A *	(3,738)	(53)
Gap Inc/The	(2,684)	(51)
Garmin Ltd	(5,081)	(698)
General Motors Co	(82,234)	(3,370)
Gentex Corp	(14,103)	(515)
Gentherm Inc *	(2,032)	(116)
Genuine Parts Co	(1,818)	(271)
G-III Apparel Group Ltd *	(753)	(25)
Goodyear Tire & Rubber Co/The *	(15,522)	(184)
Graham Holdings Co, Cl B	(106)	(74)
Grand Canyon Education Inc *	(522)	(70)
Green Brick Partners Inc *	(1,385)	(81)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Group 1 Automotive Inc	(84)	$(23)
H&R Block Inc	(2,430)	(119)
Hanesbrands Inc *	(13,768)	(74)
Harley-Davidson Inc	(7,073)	(257)
Hasbro Inc	(4,116)	(207)
Helen of Troy Ltd *	(922)	(115)
Hilton Grand Vacations Inc *	(1,025)	(46)
Hilton Worldwide Holdings Inc	(4,184)	(855)
Home Depot Inc/The	(11,086)	(4,219)
Hovnanian Enterprises Inc, Cl A *	(243)	(38)
Hyatt Hotels Corp, Cl A	(764)	(117)
Installed Building Products Inc	(751)	(179)
International Game Technology PLC	(1,910)	(52)
Jack in the Box Inc	(358)	(26)
KB Home	(2,117)	(141)
Kohl's Corp	(1,410)	(39)
Kontoor Brands Inc	(1,977)	(117)
Las Vegas Sands Corp	(7,598)	(414)
Laureate Education Inc, Cl A	(2,672)	(36)
La-Z-Boy Inc, Cl Z	(1,808)	(69)
LCI Industries	(1,352)	(170)
Lear Corp	(3,292)	(452)
Leggett & Platt Inc	(6,115)	(125)
Lennar Corp, Cl A	(8,414)	(1,334)
Lennar Corp, Cl B	(616)	(91)
LGI Homes Inc *	(793)	(90)
Light & Wonder Inc, Cl A *	(1,569)	(158)
Lithia Motors Inc, Cl A	(273)	(82)
LKQ Corp	(3,015)	(158)
Lowe's Cos Inc	(6,431)	(1,548)
Lucid Group Inc *	(38,195)	(126)
Lululemon Athletica Inc *	(3,695)	(1,726)
Luminar Technologies Inc, Cl A *	(19,027)	(45)
M/I Homes Inc *	(929)	(118)
Macy's Inc	(2,706)	(47)
Malibu Boats Inc, Cl A *	(818)	(36)
Marriott International Inc/MD, Cl A	(4,005)	(1,001)
Marriott Vacations Worldwide Corp	(690)	(64)
Mattel Inc *	(13,079)	(258)
McDonald's Corp	(11,878)	(3,472)
MDC Holdings Inc	(2,095)	(131)
Meritage Homes Corp	(1,080)	(170)
MGM Resorts International *	(4,652)	(201)
Modine Manufacturing Co *	(2,960)	(266)
Mohawk Industries Inc *	(1,724)	(205)
Murphy USA Inc	(263)	(110)
National Vision Holdings Inc *	(1,340)	(31)
Newell Brands Inc	(14,983)	(112)
NIKE Inc, Cl B	(39,533)	(4,109)
Nordstrom Inc	(2,337)	(49)
Norwegian Cruise Line Holdings Ltd *	(7,037)	(136)
NVR Inc *	(100)	(763)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Ollie's Bargain Outlet Holdings Inc *	(1,145)	$(92)
O'Reilly Automotive Inc *	(651)	(708)
Oxford Industries Inc	(494)	(50)
Papa John's International Inc	(547)	(39)
Patrick Industries Inc	(1,102)	(132)
Peloton Interactive Inc, Cl A *	(10,473)	(47)
Penn Entertainment Inc *	(2,204)	(40)
Penske Automotive Group Inc	(239)	(37)
Perdoceo Education Corp	(2,060)	(37)
Phinia Inc	(2,786)	(95)
Planet Fitness Inc, Cl A *	(1,551)	(96)
Polaris Inc	(1,938)	(180)
Pool Corp	(434)	(173)
PulteGroup Inc	(7,470)	(810)
PVH Corp	(1,941)	(265)
QuantumScape Corp, Cl A *	(18,594)	(117)
Ralph Lauren Corp, Cl A	(1,364)	(254)
Red Rock Resorts Inc, Cl A	(667)	(39)
RH *	(210)	(58)
Rivian Automotive Inc, Cl A *	(38,853)	(440)
Ross Stores Inc	(3,847)	(573)
Royal Caribbean Cruises Ltd *	(3,779)	(466)
Sabre Corp *	(7,233)	(19)
Service Corp International/US	(2,374)	(174)
Shake Shack Inc, Cl A *	(703)	(75)
Signet Jewelers Ltd	(640)	(65)
Six Flags Entertainment Corp *	(1,337)	(34)
Skechers USA Inc, Cl A *	(4,187)	(259)
Skyline Champion Corp *	(1,739)	(146)
Smith & Wesson Brands Inc	(2,267)	(31)
Sonos Inc *	(5,154)	(98)
Standard Motor Products Inc	(1,277)	(41)
Starbucks Corp	(18,262)	(1,733)
Steven Madden Ltd	(2,611)	(112)
Stoneridge Inc *	(1,344)	(24)
Strategic Education Inc	(558)	(62)
Stride Inc *	(781)	(47)
Sturm Ruger & Co Inc	(893)	(39)
Tapestry Inc	(7,046)	(335)
Taylor Morrison Home Corp, Cl A *	(3,583)	(203)
Tempur Sealy International Inc	(5,316)	(290)
Tesla Inc *	(32,134)	(6,487)
Texas Roadhouse Inc, Cl A	(1,184)	(177)
Thor Industries Inc	(2,829)	(363)
TJX Cos Inc/The	(12,975)	(1,286)
Toll Brothers Inc	(3,301)	(378)
TopBuild Corp *	(994)	(400)
Topgolf Callaway Brands Corp *	(5,895)	(84)
Tractor Supply Co	(1,231)	(313)
Travel + Leisure Co	(967)	(43)
Tri Pointe Homes Inc *	(3,300)	(117)
Ulta Beauty Inc *	(532)	(292)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Under Armour Inc, Cl A *	(8,105)	$(73)
Under Armour Inc, Cl C *	(7,914)	(68)
United Parks & Resorts *	(881)	(45)
Urban Outfitters Inc *	(315)	(13)
Vail Resorts Inc	(716)	(165)
Valvoline Inc *	(1,930)	(82)
VF Corp	(10,464)	(171)
Victoria's Secret & Co *	(500)	(14)
Vista Outdoor Inc *	(2,439)	(76)
Visteon Corp *	(1,531)	(173)
Wayfair Inc, Cl A *	(1,001)	(60)
Wendy's Co/The	(3,799)	(69)
Whirlpool Corp	(1,636)	(176)
Williams-Sonoma Inc	(801)	(189)
Wingstop Inc	(513)	(180)
Winnebago Industries Inc	(1,691)	(121)
Wolverine World Wide Inc	(2,562)	(26)
Worthington Enterprises Inc	(1,594)	(99)
Wyndham Hotels & Resorts Inc	(1,613)	(123)
Wynn Resorts Ltd	(1,584)	(167)
XPEL Inc *	(1,360)	(72)
YETI Holdings Inc *	(3,032)	(124)
Yum! Brands Inc	(5,146)	(712)

		(77,458)

Information Technology — (2.3)%
Advanced Micro Devices Inc *	(4,805)	(925)
Amphenol Corp, Cl A	(2,521)	(275)
Analog Devices Inc	(1,591)	(305)
Apple Inc	(32,638)	(5,899)
Applied Materials Inc	(2,721)	(549)
Arista Networks Inc *	(795)	(221)
Arrow Electronics Inc *	(383)	(45)
Avnet Inc	(740)	(34)
Broadcom Inc	(1,292)	(1,680)
CDW Corp/DE	(582)	(143)
Ciena Corp *	(329)	(19)
Cirrus Logic Inc *	(446)	(41)
Cisco Systems Inc	(12,909)	(624)
Cognex Corp	(1,064)	(42)
Corning Inc	(3,897)	(126)
Enphase Energy Inc *	(395)	(50)
Entegris Inc	(535)	(72)
F5 Inc *	(334)	(62)
Fabrinet *	(206)	(44)
First Solar Inc *	(284)	(44)
GLOBALFOUNDRIES Inc *	(614)	(34)
Hewlett Packard Enterprise Co	(5,058)	(77)
HP Inc	(4,273)	(121)
Intel Corp	(13,318)	(573)
Jabil Inc	(447)	(64)
Juniper Networks Inc	(1,448)	(54)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Keysight Technologies Inc *	(870)	$(134)
KLA Corp	(408)	(278)
Lam Research Corp	(394)	(370)
Lattice Semiconductor Corp *	(630)	(48)
Littelfuse Inc	(120)	(29)
Marvell Technology Inc	(2,578)	(185)
Microchip Technology Inc	(1,852)	(156)
Micron Technology Inc	(3,450)	(313)
Monolithic Power Systems Inc	(155)	(112)
Motorola Solutions Inc	(629)	(208)
NetApp Inc	(862)	(77)
Novanta Inc *	(223)	(39)
NVIDIA Corp	(7,123)	(5,635)
ON Semiconductor Corp *	(1,473)	(116)
Onto Innovation Inc *	(206)	(38)
Pure Storage Inc, Cl A *	(1,245)	(65)
Qorvo Inc *	(524)	(60)
QUALCOMM Inc	(3,359)	(530)
Rambus Inc *	(517)	(31)
Skyworks Solutions Inc	(755)	(79)
Super Micro Computer Inc *	(181)	(157)
Teledyne Technologies Inc *	(220)	(94)
Teradyne Inc	(770)	(80)
Texas Instruments Inc	(2,877)	(481)
Trimble Inc *	(1,404)	(86)
Universal Display Corp	(206)	(36)
Western Digital Corp *	(1,191)	(71)
Zebra Technologies Corp, Cl A *	(165)	(46)

		(21,677)

Materials — (1.4)%
Air Products and Chemicals Inc	(2,067)	(484)
Albemarle Corp	(1,009)	(139)
Alcoa Corp	(1,354)	(37)
Alpha Metallurgical Resources Inc	(129)	(49)
Amcor PLC	(16,819)	(152)
AptarGroup Inc	(782)	(110)
Arcadium Lithium *	(11,463)	(63)
Arch Resources Inc	(295)	(49)
Ashland Inc	(661)	(62)
ATI Inc *	(955)	(47)
Avery Dennison Corp	(802)	(174)
Avient Corp	(945)	(38)
Axalta Coating Systems Ltd *	(2,492)	(81)
Balchem Corp	(334)	(52)
Ball Corp	(3,212)	(206)
Berry Global Group Inc	(1,597)	(93)
Cabot Corp	(670)	(57)
Carpenter Technology Corp	(358)	(23)
Celanese Corp, Cl A	(1,454)	(221)
CF Industries Holdings Inc	(2,723)	(220)
Chemours Co/The	(2,371)	(47)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Cleveland-Cliffs Inc *	(5,769)	$(120)
Commercial Metals Co	(1,065)	(57)
Constellium SE, Cl A *	(384)	(7)
Corteva Inc	(6,969)	(373)
Crown Holdings Inc	(1,082)	(83)
Dow Inc	(9,567)	(535)
DuPont de Nemours Inc	(4,546)	(314)
Eagle Materials Inc	(472)	(120)
Eastman Chemical Co	(1,365)	(120)
Ecolab Inc	(2,391)	(538)
Element Solutions Inc	(2,651)	(62)
FMC Corp	(1,389)	(78)
Freeport-McMoRan Inc, Cl B	(14,843)	(561)
Ginkgo Bioworks Holdings Inc *	(11,147)	(17)
Graphic Packaging Holding Co	(3,164)	(82)
HB Fuller Co	(554)	(44)
Hecla Mining Co	(7,022)	(25)
Huntsman Corp	(4,764)	(122)
Innospec Inc	(499)	(62)
International Flavors & Fragrances Inc	(2,399)	(181)
International Paper Co	(3,375)	(119)
Knife River Corp *	(517)	(38)
Linde PLC	(4,730)	(2,123)
Louisiana-Pacific Corp	(696)	(51)
LyondellBasell Industries NV, Cl A	(2,316)	(232)
Martin Marietta Materials Inc	(681)	(393)
Materion Corp	(223)	(30)
Minerals Technologies Inc	(230)	(17)
Mosaic Co/The	(4,133)	(129)
NewMarket Corp	(101)	(65)
Newmont Corp	(10,809)	(338)
Nucor Corp	(2,634)	(506)
O-I Glass Inc, Cl I *	(2,154)	(36)
Olin Corp	(1,146)	(62)
Packaging Corp of America	(887)	(161)
PPG Industries Inc	(2,343)	(332)
Quaker Chemical Corp	(184)	(37)
Reliance	(511)	(164)
Royal Gold Inc	(897)	(92)
RPM International Inc	(1,212)	(140)
Sealed Air Corp	(1,614)	(56)
Sherwin-Williams Co/The	(2,310)	(767)
Silgan Holdings Inc	(1,227)	(54)
Sonoco Products Co	(1,159)	(66)
Southern Copper Corp	(1,567)	(127)
Steel Dynamics Inc	(1,769)	(237)
Summit Materials Inc, Cl A *	(1,582)	(67)
United States Steel Corp	(2,656)	(126)
Vulcan Materials Co	(1,256)	(334)
Warrior Met Coal Inc	(764)	(43)
Westlake Corp	(186)	(26)
Westrock Co	(2,672)	(121)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Worthington Steel *	(619)	$(20)

		(13,014)

Total Common Stock Sold Short
(Proceeds $114,585) ($ Thousands)		(116,664)

Total Investments Sold Short — (12.6)%
(Proceeds $114,585) ($ Thousands)		$(116,664)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

A list of the open futures contracts held by the Fund at February 29, 2024 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Brent Crude^	15	Jul-2024	$1,132	$1,189	$57
Brent Crude^	30	Sep-2024	2,311	2,345	34
Brent Crude^	15	May-2024	1,218	1,207	(11)
Brent Crude^	52	Mar-2024	4,013	4,260	247
Brent Crude^	37	May-2024	2,977	2,980	3
Coffee C^	19	May-2024	1,396	1,315	(81)
Coffee C^	13	Sep-2024	886	890	4
Coffee C^	7	Dec-2024	495	478	(17)
Coffee C^	25	Jul-2024	1,695	1,713	18
Copper^	10	May-2024	940	962	22
Copper^	51	May-2024	4,929	4,905	(24)
Copper^	8	Jul-2024	761	773	12
Copper^	17	Sep-2024	1,634	1,651	17
Copper^	8	Dec-2024	759	779	20
Copper^	15	Jul-2024	1,450	1,450	–
Corn^	68	Sep-2024	1,643	1,531	(112)
Corn^	82	Jul-2024	1,978	1,810	(168)
Corn^	36	May-2024	871	773	(98)
Corn^	33	Dec-2024	775	764	(11)
Cotton No. 2^	6	Jul-2024	247	293	46
Cotton No. 2^	89	May-2024	4,003	4,432	429
Cotton No. 2^	20	Dec-2024	809	838	29
Gasoline^	4	Oct-2024	361	355	(6)
Gasoline^	8	Aug-2024	743	801	58
Gasoline^	23	Jun-2024	2,363	2,410	47
Gasoline^	46	Apr-2024	4,887	4,967	80
Gold^	11	Apr-2024	2,188	2,260	72
Gold^	47	Jun-2024	9,635	9,751	116
Gold^	10	Aug-2024	2,069	2,093	24
Gold^	20	Dec-2024	4,230	4,258	28
KC HRW Wheat^	19	Jul-2024	583	545	(38)
KC HRW Wheat^	8	Dec-2024	246	240	(6)
KC HRW Wheat^	22	Sep-2024	684	642	(42)
KC HRW Wheat^	20	May-2024	622	586	(36)
Lean Hogs^	35	Apr-2024	1,170	1,213	43
Lean Hogs^	8	Jun-2024	303	320	17
Lean Hogs^	8	Aug-2024	304	324	20
Lean Hogs^	19	Oct-2024	631	650	19
Lean Hogs^	7	Jun-2024	281	280	(1)
Live Cattle^	50	Apr-2024	3,503	3,707	204
Live Cattle^	50	Jun-2024	3,643	3,625	(18)
Live Cattle^	8	Aug-2024	546	579	33
Live Cattle^	15	Oct-2024	1,091	1,105	14
LME Lead^	3	Jul-2024	164	155	(9)
LME Lead^	58	Jun-2024	3,115	2,993	(122)
LME Lead^	2	Nov-2024	103	105	2
LME Lead^	5	Sep-2024	259	260	1
LME Lead^	9	May-2024	470	463	(7)
LME Nickel^	4	Nov-2024	397	442	45
LME Nickel^	4	Jul-2024	443	433	(10)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
LME Nickel^	1	May-2024	$96	$107	$11
LME Nickel^	8	Sep-2024	806	875	69
LME Primary Aluminum^	31	Jun-2024	1,787	1,733	(54)
LME Primary Aluminum^	10	Nov-2024	576	576	–
LME Primary Aluminum^	21	Sep-2024	1,193	1,196	3
LME Primary Aluminum^	11	Jul-2024	634	619	(15)
LME Primary Aluminum^	6	May-2024	338	333	(5)
LME Zinc^	21	May-2024	1,243	1,271	28
LME Zinc^	6	Nov-2024	352	370	18
LME Zinc^	11	Sep-2024	682	675	(7)
LME Zinc^	6	Jul-2024	382	366	(16)
Low Sulphur Gasoil^	6	Nov-2024	464	453	(11)
Low Sulphur Gasoil^	12	Sep-2024	871	918	47
Low Sulphur Gasoil^	6	Jul-2024	454	464	10
Low Sulphur Gasoil^	12	May-2024	976	948	(28)
Natural Gas^	50	Apr-2024	1,301	1,004	(297)
Natural Gas^	34	Jun-2024	1,053	852	(201)
Natural Gas^	66	Aug-2024	1,870	1,695	(175)
Natural Gas^	28	Oct-2024	820	847	27
Natural Gas^	200	Apr-2024	3,703	4,016	313
NY Harbor ULSD^	6	Aug-2024	617	637	20
NY Harbor ULSD^	3	Oct-2024	328	318	(10)
NY Harbor ULSD^	57	Apr-2024	6,360	6,214	(146)
NY Harbor ULSD^	3	Jun-2024	318	320	2
NYMEX Cocoa^	43	May-2024	2,370	2,601	231
Palladium^	18	Jun-2024	1,663	1,704	41
Silver^	12	Sep-2024	1,432	1,399	(33)
Silver^	6	Dec-2024	707	708	1
Silver^	6	Jul-2024	715	693	(22)
Silver^	17	Jul-2024	1,946	1,964	18
Silver^	25	May-2024	2,904	2,862	(42)
Soybean^	14	Jul-2024	962	805	(157)
Soybean^	84	May-2024	5,242	4,792	(450)
Soybean^	43	Nov-2024	2,584	2,437	(147)
Soybean Meal^	28	May-2024	1,002	921	(81)
Soybean Meal^	14	Jul-2024	571	464	(107)
Soybean Meal^	42	Dec-2024	1,505	1,417	(88)
Soybean Oil^	21	May-2024	668	570	(98)
Soybean Oil^	17	Jul-2024	507	465	(42)
Soybean Oil^	53	Dec-2024	1,504	1,433	(71)
Sugar No. 11^	53	Sep-2024	1,286	1,283	(3)
Sugar No. 11^	83	Apr-2024	2,044	2,016	(28)
Sugar No. 11^	18	Jun-2024	493	434	(59)
U.S. 5-Year Treasury Note	292	Jun-2024	31,151	31,217	66
Wheat^	22	Sep-2024	695	645	(50)
Wheat^	14	Jul-2024	436	406	(30)
Wheat^	116	May-2024	3,383	3,342	(41)
Wheat^	13	Dec-2024	404	390	(14)
WTI Crude Oil^	15	Oct-2024	1,111	1,105	(6)
WTI Crude Oil^	71	Jun-2024	5,429	5,409	(20)
WTI Crude Oil^	30	Aug-2024	2,138	2,246	108
WTI Crude Oil^	15	Jun-2024	1,129	1,143	14
WTI Crude Oil^	29	Apr-2024	2,292	2,246	(46)
			187,453	186,824	(629)
Short Contracts
Feeder Cattle^	(24)	May-2024	$(3,088)	$(3,074)	$14
LME Nickel^	(16)	Jun-2024	(1,567)	(1,725)	(158)
LME Zinc^	(10)	Jun-2024	(602)	(608)	(6)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
MSCI EAFE Index	(126)	Mar-2024	$(13,683)	$(14,414)	$(731)
Platinum^	(40)	Jul-2024	(1,785)	(1,786)	(1)
S&P 500 Index E-MINI	(116)	Mar-2024	(27,076)	(29,602)	(2,526)
Soybean Meal^	(43)	May-2024	(1,414)	(1,416)	(2)
Soybean Oil^	(1)	May-2024	(30)	(27)	3
Soybean Oil^	(1)	Dec-2024	(30)	(28)	2
U.S. 2-Year Treasury Note	(136)	Jun-2024	(27,830)	(27,846)	(16)
U.S. Ultra Long Treasury Bond	(8)	Jun-2024	(1,015)	(1,023)	(8)
Ultra 10-Year U.S. Treasury Note	(54)	Jun-2024	(6,174)	(6,166)	8
			(84,294)	(87,715)	(3,421)
			$103,159	$99,109	$(4,050)

A list of the open forward foreign currency contracts held by the Fund at February 29, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/14/24	USD	846	EUR	776	$(5)
RBS	03/14/24	EUR	2,222	USD	2,445	38
						$33

A list of the open centrally cleared swap agreements held by the Fund at February 29, 2024, is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	$645	$42	$154	$(112)
ITRAXX Australia S40.V1 5-Year	1.00%	Quarterly	12/20/2028	16,850	(260)	(124)	(136)
					$(218)	$30	$(248)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.IG.S41.V1 5-Year	1.00%	Quarterly	12/20/2028	$16,850	$346	$210	$136

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
1.8315%	SOFR	Annually	04/21/2025	USD	2,040	$71	$67	$4
1.9795%	SOFR	Annually	06/09/2025	USD	1,240	45	43	2
2.4095%	SOFR	Annually	11/10/2035	USD	1,300	177	163	14
1.9550%	SOFR	Annually	08/04/2025	USD	1,833	72	69	3
1.1650%	SOFR	Annually	10/04/2026	USD	7,010	542	533	9
2.2275%	SOFR	Annually	04/04/2027	USD	3,640	209	207	2
1.9950%	SOFR	Annually	07/12/2027	USD	720	49	48	1
1.7600%	SOFR	Annually	06/04/2029	USD	5,145	539	516	23
1.2925%	SOFR	Annually	09/27/2029	USD	2,440	324	309	15
0.0275%	SOFR	Annually	06/05/2027	USD	15,050	1,896	1,859	37
1.4550%	SOFR	Annually	11/08/2026	USD	1,040	75	73	2
1.4725%	SOFR	Annually	11/09/2026	USD	1,230	89	86	3
1.3945%	SOFR	Annually	05/21/2031	USD	17,160	2,694	2,502	192
						$6,782	$6,475	$307

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Continued)

A list of the open OTC swap agreements held by the Fund at February 29, 2024, is as follows:

Credit Default Swaps - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	$75	$(9)	$(4)	$(5)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	79	(10)	(8)	(2)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	13	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	260	(32)	(17)	(15)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	100	(12)	(6)	(6)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	13	(2)	(2)	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	10	(1)	(1)	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	2	—	—	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Quarterly	05/11/2063	15	(2)	(2)	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Quarterly	05/11/2063	13	(2)	(1)	(1)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Quarterly	05/11/2063	21	(3)	(2)	(1)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	15	(2)	(2)	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	3	—	—	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	29	(4)	(3)	(1)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	9	(1)	(1)	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	7	(1)	(1)	—
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	112	(14)	(15)	1
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	50	(6)	(6)	—
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	2	—	—	—
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	13	(1)	(1)	—
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	46	(6)	(5)	(1)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	46	(6)	(5)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	76	(10)	(6)	(4)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	6	(1)	(1)	—
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	13	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Quarterly	05/11/2063	25	(3)	(3)	—
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	134	(17)	(16)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	88	(11)	(8)	(3)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	7	(1)	(1)	—
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	9	(1)	(1)	—
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	13	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	13	(2)	(1)	(1)
						$(166)	$(122)	$(44)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Multi-Asset Real Return Fund (Concluded)

As of February 29, 2024, the open Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Value ($ Thousands)
$(12,925)	HSBC	5.39%	$(12,925)
(3,544)	HSBC	5.44%	(3,544)
(12,065)	HSBC	5.44%	(12,065)
(90,667)	HSBC	5.44%	(90,667)
(1,776)	HSBC	5.47%	(1,776)
			$(120,977)

Percentages are based on Net Assets of $927,757 ($ Thousands).
^	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of February 29, 2024.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on open reverse repurchase contracts. The total market value of such securities as of February 29, 2024 was $122,437 ($ Thousands).
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Security, or portion thereof, has been pledged as collateral on securities sold short. The total market value of such securities as of February 29, 2024 was $50,143 ($ Thousands).
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2024, the value of these securities amounted to $81,687 ($ Thousands), representing 8.8% of the Net Assets of the Fund.

(F)	Security is in default on interest payment.
(G)	Perpetual security with no stated maturity date.
(H)	Zero coupon security.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments) (Unaudited):

February 29, 2024

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CHF — Swiss Franc
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound Sterling
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Shekels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
TRY — Turkish Lira
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Kwacha

Portfolio Abbreviations
ABS — Asset-Backed Security
ACES — Alternative Credit Enhancement Structure
ACWI — All Country World Index
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AID — Agency for International Development
ARM — Adjustable Rate Mortgage
BOBL — Bundesobligationen (German Debt Issuance)
BPS — Basis Points
BUBOR — Budapest Interbank Offered Rate
BUND — German Fixed Interest Bond
BUXL — German Debt Agency Bond
CDO — Collateralized Debt Obligation
CETIP — Central of Custody and Financial Settlement of Securities
Cl — Class
CLICP — Chile Indice de Camara Promedio Interbank Overnight Index
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
CMO — Collateralized Mortgage Obligation
COOVIBR — Colombia Overnight Interbank Reference Rate
CPI — Consumer Price Index
CVR — Contingent Value Rights
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FBIL — Financial Benchmarks India Pvt. Ltd.
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
FTSE— Financial Times Stock Exchange
GDR — Global Depositary Receipt
GMAC — General Motors Acceptance Corporation
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — Harmonized Index of Consumer Prices
HRW — Hard Red Winter
IBEX— Spanish Stock Exchange Index
IBR — Interbank Rate of Columbia
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
LTD — Limited
MEXIBOR — Mexican Interbank Offered Rate
MIBOR — Mumbai Interbank Overnight Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN TIIE — Mexican Interbank Equilibrium Interest Rate
NASDAQ — National Association of Securities Dealers and Automated Quotations

SEI Institutional Investments Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments) (Unaudited):

February 29, 2024

 (Concluded)

NATL— National Public Finance Guarantee Corporation
NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-Voting Depository Receipt
NYMEX — New York Mercantile Exchange
OIS — Overnight Index Swap
OMX — OM Stockholm 30 Dividend Point Index
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
Pty — Proprietary
QPSC — Qatari Joint-Stock Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
RFUCCT1Y — Refinitiv US IBOR Consumer Cash Fallback 1 Year
S&P — Standard & Poor's
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SPDR — Standard & Poor's Depository Receipt
SPI — Share Price Index
STACR — Structured Agency Credit Risk
STRIPS — Separately Traded Registered Interest and Principal Securities
TBA — To Be Announced
TELBOR — Tel Aviv Interbank Offer Rate
THOR — Thai Overnight Repurchase Rate
TOPIX — Tokyo Price Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
TSFR6M — Term Secured Overnight Financing Rate 6 Month
TSFR12M — Term Secured Overnight Financing Rate 12 Month
TSX — Toronto Stock Exchange
ULC — Unlimited Liability Company
ULSD — Ultra-Low Sulfur Diesel
UMBS — Uniform Mortgage-Backed Securities
WIBOR— Warsaw Interbank Offered Rate
WTI — West Texas Intermediate

SEI Institutional Investments Trust